UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                    811-21864

                                                WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                                          New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                                          Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Australia - 22.4%
AGL Energy Ltd.	13,095	$249,501
Amcor Ltd.	19,919	240,238
AMP Ltd.	28,932	117,445
Aristocrat Leisure Ltd.	3,118	57,798
Aurizon Holdings Ltd.	43,609	169,180
Australia & New Zealand Banking Group Ltd.	29,289	658,387
BHP Billiton Ltd.	58,405	1,350,801
Brambles Ltd.	20,891	164,543
Caltex Australia Ltd.	4,788	127,515
CIMIC Group Ltd.	4,495	180,886
Cochlear Ltd.	346	46,339
Commonwealth Bank of Australia	17,314	1,087,976
CSL Ltd.	2,788	308,124
Fortescue Metals Group Ltd.	131,689	502,643
Insurance Australia Group Ltd.	17,719	100,339
Macquarie Group Ltd.	2,989	232,920
Medibank Pvt Ltd.	15,010	38,625
National Australia Bank Ltd.	29,927	692,157
Newcrest Mining Ltd.	3,002	53,582
Qantas Airways Ltd.	15,010	59,170
QBE Insurance Group Ltd.	13,188	110,164
Ramsay Health Care Ltd.	1,981	108,647
REA Group Ltd.	1,524	91,366
Rio Tinto Ltd.	8,635	512,011
Sonic Healthcare Ltd.	7,097	126,894
South32 Ltd.	94,794	258,759
Suncorp Group Ltd.	11,620	125,968
Telstra Corp., Ltd.	472,123	1,340,454
Treasury Wine Estates Ltd.	6,717	83,849
Wesfarmers Ltd.	26,229	911,277
Westpac Banking Corp.	34,180	838,107
Woodside Petroleum Ltd.	16,399	424,300
Woolworths Group Ltd.	18,428	393,487

Total Australia		11,763,452

China - 25.4%
AAC Technologies Holdings, Inc.	5,900	105,210
Agricultural Bank of China Ltd. Class H	296,900	138,247
ANTA Sports Products Ltd.	19,000	86,161
Bank of China Ltd. Class H	804,055	394,966
Bank of Communications Co., Ltd. Class H	281,955	209,195
Beijing Enterprises Holdings Ltd.	13,900	82,504
Beijing Enterprises Water Group Ltd.*	56,500	43,727
China CITIC Bank Corp., Ltd. Class H	104,800	65,690
China Construction Bank Corp. Class H	1,190,400	1,096,399
China Gas Holdings Ltd.	10,500	29,013
China Life Insurance Co., Ltd. Class H	30,396	95,458
China Merchants Bank Co., Ltd. Class H	34,204	136,076
China Minsheng Banking Corp., Ltd. Class H	68,000	68,110
China Mobile Ltd.	410,134	4,157,845
China Overseas Land & Investment Ltd.	69,565	223,806
China Pacific Insurance Group Co., Ltd. Class H	23,400	112,401
China Petroleum & Chemical Corp. Class H	751,161	550,593
China Resources Beer Holdings Co., Ltd.	10,300	36,958
China Resources Land Ltd.	30,300	89,148
China Resources Pharmaceutical Group Ltd.(a)(b)	54,000	69,907
China Resources Power Holdings Co., Ltd.	160,418	298,784
China Shenhua Energy Co., Ltd. Class H	51,036	132,204
China State Construction International Holdings Ltd.	39,700	55,559
China Telecom Corp., Ltd. Class H	167,038	79,488
CITIC Ltd.	462,400	667,222
CNOOC Ltd.	1,072,061	1,538,706
Country Garden Holdings Co., Ltd.	47,000	89,583
CSPC Pharmaceutical Group Ltd.	39,300	79,331
Dali Foods Group Co., Ltd.(b)	91,500	83,104
ENN Energy Holdings Ltd.	4,900	34,945
Fosun International Ltd.	59,500	131,828
Geely Automobile Holdings Ltd.	12,800	44,373
Guangdong Investment Ltd.	141,500	189,335
Hengan International Group Co., Ltd.	15,600	173,116
Industrial & Commercial Bank of China Ltd. Class H	748,270	602,077
PetroChina Co., Ltd. Class H	277,419	193,409
PICC Property & Casualty Co., Ltd. Class H	23,000	44,192
Ping An Insurance Group Co. of China Ltd. Class H	26,646	277,289
Shenzhou International Group Holdings Ltd.	13,000	123,726
Sun Art Retail Group Ltd.	158,425	167,397
Tencent Holdings Ltd.	6,200	322,004
Want Want China Holdings Ltd.	114,800	96,189
WH Group Ltd.(b)	129,000	145,546

Total China		13,360,821

Hong Kong - 8.3%
AIA Group Ltd.	38,125	325,052
Bank of East Asia Ltd. (The)	12,600	54,560
BOC Hong Kong Holdings Ltd.	74,389	376,831
Chow Tai Fook Jewellery Group Ltd.	33,800	35,455
CLP Holdings Ltd.	46,104	471,520
Galaxy Entertainment Group Ltd.	26,000	208,538
Hang Lung Properties Ltd.	47,000	114,835
Hang Seng Bank Ltd.	13,503	335,101
Henderson Land Development Co., Ltd.	24,476	161,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2017

Investments	Shares	Value

Hong Kong & China Gas Co., Ltd.	150,314	$294,579
Hong Kong Exchanges & Clearing Ltd.	6,835	209,667
MTR Corp., Ltd.	72,265	423,386
New World Development Co., Ltd.	89,409	134,274
Power Assets Holdings Ltd.	47,079	397,178
Sino Land Co., Ltd.	46,924	83,076
Sun Hung Kai Properties Ltd.	17,534	292,484
Swire Pacific Ltd. Class A	10,500	97,179
Swire Properties Ltd.	39,800	128,300
Techtronic Industries Co., Ltd.	13,000	84,729
Wharf Holdings Ltd. (The)	21,350	73,740
Wheelock & Co., Ltd.	11,000	78,518

Total Hong Kong		4,380,249

India - 5.9%
Ambuja Cements Ltd.	11,727	49,984
Asian Paints Ltd.	2,361	42,853
Axis Bank Ltd. GDR Reg S	1,714	74,902
Bharat Petroleum Corp., Ltd.	9,776	79,292
Bharti Airtel Ltd.	7,679	63,721
Bharti Infratel Ltd.	14,523	86,179
Coal India Ltd.	51,244	211,110
HCL Technologies Ltd.	7,602	106,060
Hero MotoCorp Ltd.	1,281	75,967
Hindustan Petroleum Corp., Ltd.	15,328	100,526
Hindustan Unilever Ltd.	7,649	163,921
Indian Oil Corp., Ltd.	26,132	159,078
IndusInd Bank Ltd.	1,385	35,780
Infosys Ltd.	508	8,294
Infosys Ltd. ADR	29,396	476,803
ITC Ltd.	28,246	116,498
Larsen & Toubro Ltd. GDR Reg S	3,648	70,589
Maruti Suzuki India Ltd.	629	95,882
NTPC Ltd.	30,407	84,322
Oil & Natural Gas Corp., Ltd.	60,675	185,559
Power Grid Corp. of India Ltd.	19,307	60,603
Reliance Industries Ltd. GDR(b)	5,514	157,425
Tata Consultancy Services Ltd.	4,646	196,620
Tech Mahindra Ltd.	7,045	55,635
Vedanta Ltd. ADR	11,546	240,503
Wipro Ltd.	9,458	46,566
Yes Bank Ltd.	8,543	42,181

Total India		3,086,853

Indonesia - 1.6%
Astra International Tbk PT	271,661	166,190
Bank Central Asia Tbk PT	43,375	70,014
Bank Mandiri Persero Tbk PT	125,448	73,970
Bank Rakyat Indonesia Persero Tbk PT	426,700	114,479
Gudang Garam Tbk PT	12,500	77,206
Hanjaya Mandala Sampoerna Tbk PT	187,800	65,472
Telekomunikasi Indonesia Persero Tbk PT	890,000	291,255
Unilever Indonesia Tbk PT	35	144

Total Indonesia		858,730

Malaysia - 1.9%
Axiata Group Bhd	34,300	46,530
DiGi.Com Bhd	72,600	91,490
Genting Malaysia Bhd	34,640	48,190
Malayan Banking Bhd	71,394	172,884
MISC Bhd	48,800	89,473
Petronas Chemicals Group Bhd	70,708	134,532
Petronas Gas Bhd	16,800	72,563
Public Bank Bhd	20,990	107,777
Sime Darby Bhd	37,000	20,205
Tenaga Nasional Bhd	50,900	191,928

Total Malaysia		975,572

Philippines - 0.4%
PLDT, Inc.	2,615	77,528
SM Investments Corp.	4,344	86,149
Universal Robina Corp.	19,240	58,198

Total Philippines		221,875

Singapore - 5.5%
CapitaLand Ltd.	50,700	133,920
DBS Group Holdings Ltd.	18,017	335,021
Jardine Cycle & Carriage Ltd.	5,378	163,666
Keppel Corp., Ltd.	35,384	194,607
Oversea-Chinese Banking Corp., Ltd.	33,501	310,594
Singapore Airlines Ltd.	16,957	135,387
Singapore Technologies Engineering Ltd.	61,625	150,327
Singapore Telecommunications Ltd.	397,277	1,061,268
United Overseas Bank Ltd.	13,198	261,215
Wilmar International Ltd.	70,500	163,009

Total Singapore		2,909,014

South Korea - 10.4%
Hana Financial Group, Inc.	1,368	63,637
Hyundai Motor Co.	2,317	337,632
Kangwon Land, Inc.	2,849	92,611
KB Financial Group, Inc.	1,682	99,611
Kia Motors Corp.	5,024	157,212
Korea Electric Power Corp.	8,295	295,600
Korea Zinc Co., Ltd.	106	48,814
KT&G Corp.	2,243	241,994
LG Chem Ltd.	416	157,377
LG Corp.	1,566	133,115
LG Display Co., Ltd.	2,814	78,594
LG Household & Health Care Ltd.	71	78,856
NCSoft Corp.	108	45,145
POSCO	1,379	428,301
S-Oil Corp.	1,394	152,350
Samsung Electronics Co., Ltd.	884	2,103,995
Samsung Life Insurance Co., Ltd.	512	59,543
Shinhan Financial Group Co., Ltd.	3,145	145,124
SK Holdings Co., Ltd.	348	91,994
SK Hynix, Inc.	2,372	169,500
SK Innovation Co., Ltd.	1,199	229,037
SK Telecom Co., Ltd.	511	127,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2017

Investments	Shares	Value

SK Telecom Co., Ltd. ADR	3,899	$108,821

Total South Korea		5,446,309

Taiwan - 15.7%
Advanced Semiconductor Engineering, Inc.	137,053	175,700
Catcher Technology Co., Ltd.	12,000	132,265
Cathay Financial Holding Co., Ltd.	93,614	168,300
Cheng Shin Rubber Industry Co., Ltd.	65,948	116,345
China Steel Corp.	220,078	183,038
Chunghwa Telecom Co., Ltd.	110,436	393,374
CTBC Financial Holding Co., Ltd.	161,389	111,177
Delta Electronics, Inc.	38,415	185,243
Far EasTone Telecommunications Co., Ltd.	54,000	133,374
First Financial Holding Co., Ltd.	113,619	74,643
Formosa Chemicals & Fibre Corp.	114,685	396,947
Formosa Petrochemical Corp.	60,511	234,858
Formosa Plastics Corp.	123,444	409,427
Fubon Financial Holding Co., Ltd.	75,803	129,147
Hon Hai Precision Industry Co., Ltd.	347,532	1,111,785
Largan Precision Co., Ltd.	1,000	135,087
MediaTek, Inc.	25,000	246,988
Mega Financial Holding Co., Ltd.	159,827	129,168
Nan Ya Plastics Corp.	177,537	464,746
Pegatron Corp.	64,000	154,846
President Chain Store Corp.	13,000	124,065
Quanta Computer, Inc.	86,000	178,887
Taiwan Mobile Co., Ltd.	54,100	195,431
Taiwan Semiconductor Manufacturing Co., Ltd.	309,241	2,384,892
Uni-President Enterprises Corp.	83,346	184,849
United Microelectronics Corp.	165,000	78,734

Total Taiwan		8,233,316

Thailand - 2.2%
Advanced Info Service PCL	800	4,689
Advanced Info Service PCL NVDR	32,400	189,886
Airports of Thailand PCL NVDR	35,240	73,529
Charoen Pokphand Foods PCL NVDR	79,500	58,546
CP ALL PCL	43,300	102,304
Kasikornbank PCL NVDR	7,600	54,103
PTT Exploration & Production PCL	25,313	77,671
PTT Global Chemical PCL	51,394	134,044
PTT PCL	15,000	201,596
PTT PCL NVDR	7,800	105,308
Siam Cement PCL (The) NVDR	6,871	102,042
Siam Commercial Bank PCL (The)	17,300	79,626

Total Thailand		1,183,344

TOTAL COMMON STOCKS (Cost: $46,147,119)		52,419,535

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c) (Cost: $129,770)	4,160	135,429

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $109,725)(e)	109,725	109,725

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $46,386,614)		52,664,689
Other Assets less Liabilities - (0.1)%		(72,354)

NET ASSETS - 100.0%		$52,592,335

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $159,150 and the total market value of the collateral held by the Fund was $164,900. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $55,175.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

BNP Paribas SA	1/3/2018	3,680	USD	28,750	HKD	$2	$—
Bank of Montreal	1/3/2018	2,889	USD	3,700	AUD	—	(5)

						$2	$(5)

CURRENCY LEGEND

AUD	Australian dollar

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.0%

Australia - 100.0%

Airlines - 1.2%
Qantas Airways Ltd.	115,204	$454,138

Banks - 10.5%
Australia & New Zealand Banking Group Ltd.	44,193	993,414
Commonwealth Bank of Australia	14,304	898,834
National Australia Bank Ltd.	47,842	1,106,498
Westpac Banking Corp.	44,096	1,081,252

Total Banks		4,079,998

Beverages - 3.0%
Coca-Cola Amatil Ltd.	118,495	788,714
Treasury Wine Estates Ltd.	31,531	393,605

Total Beverages		1,182,319

Biotechnology - 0.6%
CSL Ltd.	2,193	242,366

Building Products - 0.4%
Reliance Worldwide Corp., Ltd.	55,691	169,879

Capital Markets - 4.5%
ASX Ltd.	16,809	721,253
Macquarie Group Ltd.	13,067	1,018,254

Total Capital Markets		1,739,507

Chemicals - 2.3%
Incitec Pivot Ltd.	162,998	497,207
Orica Ltd.	28,566	404,406

Total Chemicals		901,613

Commercial Services & Supplies - 3.1%
Brambles Ltd.	58,389	459,886
Cleanaway Waste Management Ltd.	219,423	257,433
Downer EDI Ltd.	92,605	501,947

Total Commercial Services & Supplies		1,219,266

Construction & Engineering - 1.5%
CIMIC Group Ltd.	14,988	603,141

Construction Materials - 1.4%
Boral Ltd.	88,579	539,707

Containers & Packaging - 1.5%
Amcor Ltd.	48,899	589,759

Diversified Financial Services - 2.5%
AMP Ltd.	238,528	968,271

Diversified Telecommunication Services - 5.6%
Telstra Corp., Ltd.	351,823	998,897
TPG Telecom Ltd.(a)	97,282	499,906
Vocus Group Ltd.	286,971	680,097

Total Diversified Telecommunication Services		2,178,900

Food & Staples Retailing - 3.4%
Wesfarmers Ltd.	24,825	862,497
Woolworths Group Ltd.	21,009	448,599

Total Food & Staples Retailing		1,311,096

Food Products - 2.0%
Costa Group Holdings Ltd.	102,288	528,030
GrainCorp Ltd. Class A	37,774	241,973

Total Food Products		770,003

Health Care Equipment & Supplies - 2.0%
Ansell Ltd.	24,543	466,471
Cochlear Ltd.	2,427	325,042

Total Health Care Equipment & Supplies		791,513

Health Care Providers & Services - 5.1%
Healthscope Ltd.	376,014	617,609
Primary Health Care Ltd.	175,469	496,820
Ramsay Health Care Ltd.	5,686	311,845
Sonic Healthcare Ltd.	30,242	540,725

Total Health Care Providers & Services		1,966,999

Hotels, Restaurants & Leisure - 11.9%
Aristocrat Leisure Ltd.	12,782	236,940
Crown Resorts Ltd.	89,618	912,633
Domino’s Pizza Enterprises Ltd.(a)	5,847	213,570
Flight Centre Travel Group Ltd.(a)	22,968	794,746
Star Entertainment Grp Ltd. (The)	123,896	589,184
Tabcorp Holdings Ltd.	426,526	1,861,531

Total Hotels, Restaurants & Leisure		4,608,604

Insurance - 5.8%
Insurance Australia Group Ltd.	142,920	809,323
QBE Insurance Group Ltd.	69,855	583,524
Suncorp Group Ltd.	78,355	849,415

Total Insurance		2,242,262

Internet Software & Services - 2.4%
carsales.com Ltd.	59,138	670,232
REA Group Ltd.	4,483	268,764

Total Internet Software & Services		938,996

IT Services - 2.1%
Computershare Ltd.	35,932	458,099
Link Administration Holdings Ltd.	51,857	342,326

Total IT Services		800,425

Media - 0.9%
Fairfax Media Ltd.	572,407	349,212

Metals & Mining - 8.4%
BHP Billiton Ltd.	27,628	638,985
BlueScope Steel Ltd.	10,723	128,908
Fortescue Metals Group Ltd.	291,772	1,113,662
Newcrest Mining Ltd.	9,424	168,206
Rio Tinto Ltd.	12,165	721,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2017

Investments	Shares	Value

South32 Ltd.	188,576	$514,757

Total Metals & Mining		3,285,839

Multi-Utilities - 1.2%
AGL Energy Ltd.	24,923	474,862

Multiline Retail - 4.1%
Harvey Norman Holdings Ltd.(a)	488,453	1,593,122

Oil, Gas & Consumable Fuels - 3.9%
Caltex Australia Ltd.	21,021	559,836
Washington H Soul Pattinson & Co., Ltd.(a)	22,035	306,777
Woodside Petroleum Ltd.	24,584	636,075

Total Oil, Gas & Consumable Fuels		1,502,688

Personal Products - 2.2%
Blackmores Ltd.(a)	6,499	859,924

Professional Services - 2.1%
ALS Ltd.	61,947	338,679
Seek Ltd.	32,735	486,726

Total Professional Services		825,405

Road & Rail - 1.9%
Aurizon Holdings Ltd.	193,891	752,193

Software - 1.6%
MYOB Group Ltd.	145,062	410,726
Technology One Ltd.	52,038	201,880

Total Software		612,606

Transportation Infrastructure - 0.9%
Qube Holdings Ltd.(a)	167,592	339,503

TOTAL COMMON STOCKS (Cost: $33,337,138)		38,894,116

RIGHTS - 0.0%

Australia - 0.0%
Cleanaway Waste Management Ltd., expiring 1/19/18* (Cost $0)	60,115	7,053

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%

United States - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $1,646,767)(c)	1,646,767	1,646,767

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $34,983,905)		40,547,936
Other Assets less Liabilities - (4.3)%		(1,660,718)

NET ASSETS - 100.0%		$38,887,218

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $3,531,054 and the total market value of the collateral held by the Fund was $3,710,041. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,063,274.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

China - 99.9%

Air Freight & Logistics - 0.5%
ZTO Express Cayman, Inc. ADR*(a)	51,976	$823,820

Auto Components - 1.9%
China First Capital Group Ltd.*	452,000	174,623
Fuyao Glass Industry Group Co., Ltd. Class A	202,067	900,532
Fuyao Glass Industry Group Co., Ltd. Class H(b)	62,000	261,339
Minth Group Ltd.	148,000	892,690
Xinyi Glass Holdings Ltd.*	596,000	776,160

Total Auto Components		3,005,344

Automobiles - 3.9%
BYD Co., Ltd. Class A	74,500	744,748
BYD Co., Ltd. Class H(a)	148,000	1,289,335
Geely Automobile Holdings Ltd.	1,043,000	3,615,853
Great Wall Motor Co., Ltd. Class H(a)	565,500	647,460

Total Automobiles		6,297,396

Banks - 3.8%
China Minsheng Banking Corp., Ltd. Class A	3,232,730	4,168,091
China Minsheng Banking Corp., Ltd. Class H	335,000	335,555
Ping An Bank Co., Ltd. Class A	823,900	1,683,961

Total Banks		6,187,607

Biotechnology - 0.4%
3SBio, Inc.*(a)(b)	150,500	295,338
China Biologic Products Holdings, Inc.*	3,756	295,860

Total Biotechnology		591,198

Capital Markets - 0.7%
Anxin Trust Co., Ltd. Class A	157,600	316,789
Pacific Securities Co., Ltd. (The) Class A	800,900	445,546
Sinolink Securities Co., Ltd. Class A	239,800	351,563

Total Capital Markets		1,113,898

Chemicals - 1.4%
Huabao International Holdings Ltd.	299,000	196,604
Kangde Xin Composite Material Group Co., Ltd. Class A	269,800	920,451
Tianqi Lithium Corp. Class A	68,020	556,206
Zhejiang Longsheng Group Co., Ltd. Class A	284,600	512,150

Total Chemicals		2,185,411

Commercial Services & Supplies - 0.3%
Beijing Originwater Technology Co., Ltd. Class A	156,500	417,753

Communications Equipment - 1.3%
BYD Electronic International Co., Ltd.(a)	72,000	156,765
Hengtong Optic-electric Co., Ltd. Class A	36,900	229,207
Shenzhen Sunway Communication Co., Ltd. Class A	44,500	346,716
ZTE Corp. Class A*	164,400	918,611
ZTE Corp. Class H*(a)	134,000	503,118

Total Communications Equipment		2,154,417

Diversified Consumer Services - 2.6%
New Oriental Education & Technology Group, Inc. ADR	25,049	2,354,606
TAL Education Group ADR	60,799	1,806,338

Total Diversified Consumer Services		4,160,944

Diversified Telecommunication Services - 0.3%
Dr Peng Telecom & Media Group Co., Ltd. Class A	194,392	508,744

Electrical Equipment - 1.4%
China High Speed Transmission Equipment Group Co., Ltd.	80,000	138,159
Fangda Carbon New Material Co., Ltd. Class A	97,000	430,502
Jiangsu Zhongtian Technology Co., Ltd. Class A	254,000	544,129
Luxshare Precision Industry Co., Ltd. Class A	111,800	402,722
TBEA Co., Ltd. Class A	449,562	684,651

Total Electrical Equipment		2,200,163

Electronic Equipment, Instruments & Components - 2.3%
AAC Technologies Holdings, Inc.	77,500	1,382,043
Chaozhou Three-Circle Group Co., Ltd. Class A	96,900	300,207
GoerTek, Inc. Class A	127,600	340,217
Kingboard Laminates Holdings Ltd.	75,000	116,860
O-film Tech Co., Ltd. Class A	112,500	355,971
Sunny Optical Technology Group Co., Ltd.	77,000	984,041
Zhejiang Dahua Technology Co., Ltd. Class A	75,300	267,193

Total Electronic Equipment, Instruments & Components		3,746,532

Food & Staples Retailing - 0.6%
Sun Art Retail Group Ltd.	372,000	393,079
Yonghui Superstores Co., Ltd. Class A	390,546	606,177

Total Food & Staples Retailing		999,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2017

Investments	Shares	Value

Food Products - 2.7%
China Huishan Dairy Holdings Co., Ltd.*†	106,000	$0
Dali Foods Group Co., Ltd.(b)	562,000	510,448
Henan Shuanghui Investment & Development Co., Ltd. Class A	105,100	428,011
Tingyi Cayman Islands Holding Corp.	440,000	855,566
Uni-President China Holdings Ltd.	154,000	128,841
Want Want China Holdings Ltd.	1,199,000	1,004,657
WH Group Ltd.(b)	1,311,000	1,479,205

Total Food Products		4,406,728

Gas Utilities - 0.7%
ENN Energy Holdings Ltd.	149,000	1,062,645

Health Care Equipment & Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	584,000	425,091

Hotels, Restaurants & Leisure - 2.6%
China Lodging Group Ltd. ADR	5,239	756,669
MGM China Holdings Ltd.(a)	150,000	453,816
Yum China Holdings, Inc.	74,427	2,978,568

Total Hotels, Restaurants & Leisure		4,189,053

Household Durables - 2.4%
Midea Group Co., Ltd. Class A	426,800	3,635,592
Skyworth Digital Holdings Ltd.	8,000	3,439
Suofeiya Home Collection Co., Ltd. Class A	45,100	255,053

Total Household Durables		3,894,084

Industrial Conglomerates - 0.6%
Fosun International Ltd.	450,000	997,051

Insurance - 12.0%
Ping An Insurance Group Co. of China Ltd. Class A	935,294	10,058,378
Ping An Insurance Group Co. of China Ltd. Class H	901,000	9,376,472

Total Insurance		19,434,850

Internet & Catalog Retail - 6.8%
Ctrip.com International Ltd. ADR*	84,232	3,714,631
JD.com, Inc. ADR*	156,464	6,480,739
Vipshop Holdings Ltd. ADR*	73,146	857,271

Total Internet & Catalog Retail		11,052,641

Internet Software & Services - 27.9%
58.com, Inc. ADR*(a)	12,410	888,184
Alibaba Group Holding Ltd. ADR*	79,734	13,748,534
Autohome, Inc. ADR*	8,680	561,336
Baidu, Inc. ADR*	36,588	8,569,275
Bitauto Holdings Ltd. ADR*(a)	6,364	202,375
East Money Information Co., Ltd. Class A	127,200	253,141
Momo, Inc. ADR*	5,972	146,195
NetEase, Inc. ADR	9,711	3,350,975
Sohu.com, Inc.*	3,352	145,309
Tencent Holdings Ltd.	306,300	15,908,533
Weibo Corp. ADR*(a)	6,846	708,287
YY, Inc. ADR*	5,832	659,366

Total Internet Software & Services		45,141,510

IT Services - 0.1%
Chinasoft International Ltd.*(a)	298,000	197,852

Machinery - 2.2%
China Conch Venture Holdings Ltd.	415,863	962,911
Haitian International Holdings Ltd.	149,000	447,931
Han’s Laser Technology Industry Group Co., Ltd. Class A	96,600	733,348
Sany Heavy Industry Co., Ltd. Class A	306,200	426,794
Shenzhen Inovance Technology Co., Ltd. Class A	97,400	434,372
Zhengzhou Yutong Bus Co., Ltd. Class A	135,100	499,732

Total Machinery		3,505,088

Marine - 0.2%
SITC International Holdings Co., Ltd.	303,000	299,238
Media - 0.4%
Alibaba Pictures Group Ltd.*(a)	2,930,000	393,563
China Media Group Class A	216,900	333,656

Total Media		727,219

Metals & Mining - 0.5%
GEM Co., Ltd. Class A	308,300	340,650
Jiangxi Ganfeng Lithium Co., Ltd. Class A	45,200	498,386

Total Metals & Mining		839,036

Multiline Retail - 0.1%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	14,000	81,304

Paper & Forest Products - 0.4%
Nine Dragons Paper Holdings Ltd.	367,000	587,797

Personal Products - 1.0%
Hengan International Group Co., Ltd.	150,000	1,664,631

Pharmaceuticals - 5.7%
China Medical System Holdings Ltd.	230,000	536,084
CSPC Pharmaceutical Group Ltd.	1,052,000	2,123,635
Jiangsu Hengrui Medicine Co., Ltd. Class A	134,420	1,424,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2017

Investments	Shares	Value

Kangmei Pharmaceutical Co., Ltd. Class A	307,351	$1,056,118
Luye Pharma Group Ltd.(a)	262,607	207,276
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	105,000	718,051
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	75,000	481,160
Sihuan Pharmaceutical Holdings Group Ltd.	1,052,000	378,163
Sino Biopharmaceutical Ltd.	978,000	1,734,040
Tasly Pharmaceutical Group Co., Ltd. Class A	37,900	207,229
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	119,423	420,087

Total Pharmaceuticals		9,286,771

Professional Services - 0.3%
51job, Inc. ADR*(a)	2,626	159,792
Beijing Orient Landscape & Environment Co., Ltd. Class A	119,300	369,788

Total Professional Services		529,580

Real Estate Management & Development - 7.8%
Agile Group Holdings Ltd.	150,000	227,580
China Evergrande Group*(a)	826,000	2,847,711
China Fortune Land Development Co., Ltd. Class A	81,900	395,076
CIFI Holdings Group Co., Ltd.	468,000	281,984
Country Garden Holdings Co., Ltd.	1,651,000	3,146,955
Guangzhou R&F Properties Co., Ltd. Class H	356,800	804,244
KWG Property Holding Ltd.	298,000	348,052
Logan Property Holdings Co., Ltd.(a)	10,000	10,336
Longfor Properties Co., Ltd.	336,000	841,607
Red Star Macalline Group Corp., Ltd. Class H(b)	225,800	365,691
Shimao Property Holdings Ltd.	187,000	406,675
SOHO China Ltd.	38,000	22,216
Sunac China Holdings Ltd.(a)	518,000	2,143,686
Zall Group Ltd.*(a)	594,000	648,935
Zhongtian Financial Group Co., Ltd. Class A†	49,100	55,459

Total Real Estate Management & Development		12,546,207

Semiconductors & Semiconductor Equipment - 0.9%
GCL-Poly Energy Holdings Ltd.*(a)	1,570,000	281,180
Hanergy Thin Film Power Group Ltd.*†	502,000	0
LONGi Green Energy Technology Co., Ltd. Class A	74,537	417,404
Sanan Optoelectronics Co., Ltd. Class A	142,540	556,167
Xinyi Solar Holdings Ltd.	452,000	174,623

Total Semiconductors & Semiconductor Equipment		1,429,374

Software - 0.7%
Hundsun Technologies, Inc. Class A	22,500	160,438
Iflytek Co., Ltd. Class A	59,800	543,486
Kingsoft Corp., Ltd.(a)	146,000	485,605

Total Software		1,189,529

Specialty Retail - 0.4%
GOME Retail Holdings Ltd.(a)	146,000	17,557
Suning Commerce Group Co., Ltd. Class A	240,100	453,471
Zhongsheng Group Holdings Ltd.	77,500	176,870

Total Specialty Retail		647,898

Technology Hardware, Storage & Peripherals - 0.2%
Meitu, Inc.*(a)(b)	188,000	261,664

Textiles, Apparel & Luxury Goods - 1.6%
ANTA Sports Products Ltd.	224,000	1,015,831
Li Ning Co., Ltd.*	296,000	239,691
Shenzhou International Group Holdings Ltd.	146,000	1,389,578

Total Textiles, Apparel & Luxury Goods		2,645,100

TOTAL COMMON STOCKS (Cost: $147,148,276)		161,434,424

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $2,156,272)(d)	2,156,272	2,156,272

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $149,304,548)		163,590,696
Other Assets less Liabilities - (1.3)%		(2,036,785)

NET ASSETS - 100.0%		$161,553,911

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $55,459, which represents 0.03% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $7,182,432 and the total market value of the collateral held by the Fund was $7,631,657. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,475,385.

ADR - American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

State Street Bank and Trust	1/3/2018	61,407	USD	400,000	CNY	$—	$(63)

CURRENCY LEGEND
CNY	Chinese yuan

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.0%

Brazil - 5.4%
AES Tiete Energia S.A.	12,521	$48,127
CCR S.A.	94,594	460,551
Cia Hering	14,989	115,769
Engie Brasil Energia S.A.	17,880	191,408
Estacio Participacoes S.A.	35,601	352,243
Grendene S.A.	16,260	139,458
Guararapes Confeccoes S.A.	1,684	76,171
M. Dias Branco S.A.	15,006	235,692
MRV Engenharia e Participacoes S.A.	58,779	266,509
Multiplus S.A.	7,780	82,090
Natura Cosmeticos S.A.	19,232	191,676
Ser Educacional S.A.(a)	4,736	44,689
Smiles Fidelidade S.A.	7,158	163,785
Wiz Solucoes e Corretagem de Seguros S.A.	5,350	18,903

Total Brazil		2,387,071

China - 23.4%
ANTA Sports Products Ltd.	25,289	114,681
BAIC Motor Corp., Ltd. Class H(a)	203,787	265,380
Beijing Capital International Airport Co., Ltd. Class H	50,000	75,346
Brilliance China Automotive Holdings Ltd.	78,000	208,537
BYD Co., Ltd. Class H(b)	30,052	261,796
China Cinda Asset Management Co., Ltd. Class H	1,290,000	471,953
China Conch Venture Holdings Ltd.	67,000	155,130
China Evergrande Group*	108,000	372,328
China Lesso Group Holdings Ltd.	39,473	25,550
China Lilang Ltd.	36,726	29,645
China Logistics Property Holdings Co., Ltd.*(b)	59,000	19,095
China Maple Leaf Educational Systems Ltd.	12,000	14,061
China Medical System Holdings Ltd.	25,000	58,268
China Overseas Land & Investment Ltd.	184,000	591,969
China Railway Signal & Communication Corp., Ltd. Class H(a)	145,000	113,517
China SCE Property Holdings Ltd.	111,000	47,852
China South City Holdings Ltd.	272,182	71,377
China Yongda Automobiles Services Holdings Ltd.	30,251	34,789
CIFI Holdings Group Co., Ltd.	171,432	103,289
Cogobuy Group(a)(b)	31,000	16,457
CT Environmental Group Ltd.(b)	104,000	19,291
Dali Foods Group Co., Ltd.(a)	60,000	54,494
Fuyao Glass Industry Group Co., Ltd. Class H(a)	74,800	315,283
Geely Automobile Holdings Ltd.	107,876	373,970
Golden Eagle Retail Group Ltd.	15,000	18,152
Great Wall Motor Co., Ltd. Class H(b)	496,000	567,869
Guangzhou Automobile Group Co., Ltd. Class H	278,000	658,611
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	28,000	82,560
Guangzhou R&F Properties Co., Ltd. Class H	143,200	322,769
Haier Electronics Group Co., Ltd.*	46,000	125,926
Haitian International Holdings Ltd.	11,000	33,068
Hisense Kelon Electrical Holdings Co., Ltd. Class H	66,000	77,927
Jiangsu Expressway Co., Ltd. Class H	112,000	170,494
Kingboard Laminates Holdings Ltd.	37,500	58,428
KWG Property Holding Ltd.	72,328	84,473
Livzon Pharmaceutical Group, Inc. Class H	3,570	28,177
Logan Property Holdings Co., Ltd.(b)	72,126	74,550
Longfor Properties Co., Ltd.	45,910	114,991
MGM China Holdings Ltd.(b)	24,060	72,790
Minth Group Ltd.	19,077	115,063
NetEase, Inc. ADR	1,281	442,035
PICC Property & Casualty Co., Ltd. Class H	370,000	710,910
Ping An Insurance Group Co. of China Ltd. Class H	86,629	901,497
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	88,000	64,053
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	23,287	149,392
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	158,000	54,975
Sihuan Pharmaceutical Holdings Group Ltd.	120,555	43,335
Sino-Ocean Group Holding Ltd.	137,500	94,806
Sinopec Engineering Group Co., Ltd. Class H	67,763	64,146
Skyworth Digital Holdings Ltd.	132,000	56,736
Tianneng Power International Ltd.	52,325	54,351
TravelSky Technology Ltd. Class H	40,000	119,990
Vipshop Holdings Ltd. ADR*	17,443	204,432
Xinhua Winshare Publishing and Media Co., Ltd. Class H	86,000	68,318
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(b)	102,000	173,277
Xinyi Glass Holdings Ltd.*	174,000	226,590
Xinyi Solar Holdings Ltd.	146,000	56,403
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	5,800	20,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2017

Investments	Shares	Value

Yirendai Ltd. ADR(b)	228	$10,025
YY, Inc. ADR*	1,052	118,939
Zhongsheng Group Holdings Ltd.	30,000	68,464
Zhou Hei Ya International Holdings Co., Ltd.(a)	18,000	18,881
Zhuzhou CRRC Times Electric Co., Ltd. Class H	22,500	146,358

Total China		10,288,111

Hong Kong - 0.0%
Pou Sheng International Holdings Ltd.(b)	89,000	12,865

India - 6.6%
Apollo Tyres Ltd.	39,698	166,840
Avanti Feeds Ltd.	783	31,088
Bajaj Auto Ltd.	7,327	382,677
Bajaj Corp., Ltd.	5,596	41,934
Bajaj Holdings & Investment Ltd.	2,917	131,042
Balrampur Chini Mills Ltd.	53,626	111,239
Britannia Industries Ltd.	1,314	96,948
Ceat Ltd.	1,772	54,160
DB Corp., Ltd.	9,236	50,537
Dhampur Sugar Mills Ltd.	5,968	20,131
Endurance Technologies Ltd.(a)	1,753	37,443
Eros International Media Ltd.*	6,924	21,587
Hero MotoCorp Ltd.	11,293	669,707
InterGlobe Aviation Ltd.(a)	3,000	56,661
Jagran Prakashan Ltd.	16,856	46,968
KPR Mill Ltd.	3,343	42,023
KRBL Ltd.	4,984	46,871
Kwality Ltd.	12,295	21,680
Minda Industries Ltd.	1,681	33,879
Sun TV Network Ltd.	6,699	103,921
Symphony Ltd.	1,159	31,718
TV Today Network Ltd.	2,864	19,339
Vardhman Textiles Ltd.	5,054	109,180
VIP Industries Ltd.	4,746	26,125
Zee Entertainment Enterprises Ltd.	61,774	563,082

Total India		2,916,780

Indonesia - 3.1%
Ace Hardware Indonesia Tbk PT	634,200	53,989
Gudang Garam Tbk PT	62,053	383,272
Japfa Comfeed Indonesia Tbk PT	551,900	52,882
Matahari Department Store Tbk PT	465,500	343,099
Media Nusantara Citra Tbk PT	738,900	69,982
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	652,400	68,281
Ramayana Lestari Sentosa Tbk PT	427,100	37,776
Sri Rejeki Isman Tbk PT	2,414,100	67,614
Surya Citra Media Tbk PT	684,900	125,193
Surya Semesta Internusa Tbk PT	773,500	29,361
Tiga Pilar Sejahtera Food Tbk*	467,700	16,409
Waskita Karya Persero Tbk PT	554,300	90,290

Total Indonesia		1,338,148

Malaysia - 1.1%
Astro Malaysia Holdings Bhd	217,900	142,682
Berjaya Sports Toto Bhd	157,200	87,010
Bermaz Auto Bhd	73,549	39,982
Econpile Holdings Bhd	52,000	15,548
Heineken Malaysia Bhd	8,900	41,564
Matrix Concepts Holdings Bhd	70,300	38,042
Padini Holdings Bhd	44,000	57,406
SKP Resources Bhd	55,700	31,380
UOA Development Bhd	64,500	38,091

Total Malaysia		491,705

Mexico - 11.9%
America Movil S.A.B. de C.V. Series L	1,874,035	1,623,516
Coca-Cola Femsa S.A.B. de C.V. Series L	73,286	512,970
El Puerto de Liverpool S.A.B. de C.V. Class C1	75,068	476,908
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	26,977	140,183
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	176,518	312,609
Megacable Holdings S.A.B. de C.V. Series CPO	117,467	480,363
Qualitas Controladora S.A.B. de C.V.	20,717	38,648
Wal-Mart de Mexico S.A.B. de C.V.	672,886	1,657,324

Total Mexico		5,242,521

Philippines - 0.3%
Century Pacific Food, Inc.	140,800	45,636
DMCI Holdings, Inc.	340,966	98,356

Total Philippines		143,992

Poland - 0.3%
CCC S.A.	1,699	139,350

Russia - 3.3%
Magnit PJSC GDR Reg S	32,133	878,837
Mobile TeleSystems PJSC ADR	54,330	553,623

Total Russia		1,432,460

South Africa - 13.4%
AVI Ltd.	36,005	321,544
City Lodge Hotels Ltd.	4,374	51,008
Dis-Chem Pharmacies Ltd.(a)	18,118	53,417
Famous Brands Ltd.*(b)	7,451	61,985
Foschini Group Ltd. (The)	36,656	584,275
Hyprop Investments Ltd.	32,314	306,174
Massmart Holdings Ltd.	12,732	143,507
Metair Investments Ltd.	33,264	57,769
Mr. Price Group Ltd.	28,702	567,711
Oceana Group Ltd.	8,477	58,202
Pick n Pay Stores Ltd.	37,135	208,652
Raubex Group Ltd.	19,741	31,796
Rhodes Food Group Pty Ltd.	21,258	38,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2017

Investments	Shares	Value

RMB Holdings Ltd.	90,602	$579,399
Shoprite Holdings Ltd.	46,491	830,642
Truworths International Ltd.	85,795	654,689
Tsogo Sun Holdings Ltd.	133,124	261,947
Woolworths Holdings Ltd.	201,697	1,064,041

Total South Africa		5,875,222

South Korea - 17.1%
BGF Co., Ltd.	1,615	23,006
BGF retail Co., Ltd.*	864	169,483
CJ E&M Corp.	6,190	564,909
Com2uS Corp.	1,090	138,573
DB HiTek Co., Ltd.*	6,713	75,247
Dongwon Development Co., Ltd.	11,205	52,124
Easy Bio, Inc.	7,769	46,590
Grand Korea Leisure Co., Ltd.	4,617	126,147
GS Retail Co., Ltd.	6,180	232,641
Hanssem Co., Ltd.	850	142,917
Hanyang Eng Co., Ltd.	2,191	27,629
IS Dongseo Co., Ltd.	3,780	122,875
It’s Hanbul Co., Ltd.(b)	1,435	60,856
Jusung Engineering Co., Ltd.*	3,407	43,282
Korea Asset In Trust Co., Ltd.	7,701	53,160
Korea Autoglass Corp.	1,647	25,846
Korea Real Estate Investment & Trust Co., Ltd.	35,766	104,570
KT Skylife Co., Ltd.	4,016	50,456
KT&G Corp.	23,846	2,572,708
LG Display Co., Ltd.	62,043	1,732,834
Loen Entertainment, Inc.	459	48,234
Mando Corp.	1,118	322,174
Modetour Network, Inc.	1,856	52,877
Muhak Co., Ltd.	4,946	90,784
Nasmedia Co., Ltd.	351	24,426
Nexen Corp.	9,797	69,459
NS Shopping Co., Ltd.	3,037	46,241
Sunjin Co., Ltd.	3,798	54,635
Systems Technology, Inc.	1,393	37,475
Tera Semicon Co., Ltd.	1,672	43,731
TES Co., Ltd.	1,597	56,985
Texcell-NetCom Co., Ltd.*	9,050	103,557
Toptec Co., Ltd.	3,454	91,952
UniTest, Inc.	2,528	30,226
WiSoL Co., Ltd.	2,648	35,000
Wonik QnC Corp.*	3,789	58,398

Total South Korea		7,532,007

Taiwan - 8.2%
AU Optronics Corp.	3,419,000	1,424,655
Charoen Pokphand Enterprise	35,000	75,508
Chong Hong Construction Co., Ltd.	37,000	95,240
Elite Material Co., Ltd.	27,000	92,091
Formosa International Hotels Corp.	5,000	25,875
Grape King Bio Ltd.	12,000	83,875
Huaku Development Co., Ltd.	43,000	100,281
Kung Long Batteries Industrial Co., Ltd.	6,000	28,933
Largan Precision Co., Ltd.	4,000	540,350
Merry Electronics Co., Ltd.	13,000	84,967
momo.com, Inc.	3,488	25,493
Nanya Technology Corp.	121,000	309,834
Ruentex Development Co., Ltd.*	190,800	204,851
Ruentex Industries Ltd.	221,000	375,778
Taiwan Sakura Corp.	29,000	36,691
Thinking Electronic Industrial Co., Ltd.	9,000	25,465
Yulon Nissan Motor Co., Ltd.	6,000	53,733

Total Taiwan		3,583,620

Thailand - 1.1%
Beauty Community PCL NVDR	89,000	56,803
Carabao Group PCL NVDR	13,000	32,211
GFPT PCL NVDR	108,634	47,000
Jasmine International PCL NVDR	157,935	34,408
Major Cineplex Group PCL NVDR	51,056	45,432
Malee Group PCL NVDR	12,208	14,328
MC Group PCL NVDR	64,100	31,076
Somboon Advance Technology PCL NVDR	46,700	31,238
SPCG PCL NVDR	62,796	42,198
Supalai PCL NVDR	83,064	60,406
Thai Vegetable Oil PCL NVDR	78,400	71,568

Total Thailand		466,668

Turkey - 4.8%
Aksa Akrilik Kimya Sanayii AS	16,443	55,727
BIM Birlesik Magazalar AS	18,904	389,388
Dogus Otomotiv Servis ve Ticaret AS*	14,688	31,920
Emlak Konut Gayrimenkul Yatirim Ortakligi AS*	452,466	335,328
Enka Insaat ve Sanayi AS	156,228	248,458
Is Gayrimenkul Yatirim Ortakligi AS	191,151	68,564
Migros Ticaret AS*	26,521	192,773
Torunlar Gayrimenkul Yatirim Ortakligi AS	57,307	50,330
Turkiye Halk Bankasi AS	193,737	550,819
Yapi ve Kredi Bankasi AS*	174,102	199,283

Total Turkey		2,122,590

TOTAL COMMON STOCKS (Cost: $40,499,842)		43,973,110

WARRANTS - 0.0%

Malaysia - 0.0%
Econpile Holdings Bhd, expiring 4/30/18*†	10,400	0

South Africa - 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19*(b)	182	88

Thailand - 0.0%
Supalai PCL, expiring 10/19/18*	18,318	10,792

TOTAL WARRANTS (Cost: $8,321)		10,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $444,885)(d)	444,885	$444,885

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $40,953,048)		44,428,875
Other Assets less Liabilities - (1.0)%		(423,285)

NET ASSETS - 100.0%		$44,005,590

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $1,073,705 and the total market value of the collateral held by the Fund was $1,145,247. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $700,362.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	4,502	USD	35,194	HKD	$—	$—
Merrill Lynch International	1/2/2018	2,056	USD	6,830	BRL	—	(3)

						$—	$(3)

CURRENCY LEGEND

BRL	Brazilian real

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.0%

Brazil - 4.7%
Ambev S.A.	16,380	$105,082
B3 S.A. - Brasil Bolsa Balcao	9,288	63,785
Banco Bradesco S.A.	3,330	32,185
Banco Santander Brasil S.A.	2,219	21,326
BR Malls Participacoes S.A.	4,021	15,431
BRF S.A.*	2,519	27,794
CCR S.A.	5,196	25,298
Cia Siderurgica Nacional S.A.*	3,558	8,989
Cielo S.A.	4,710	33,396
Cosan S.A. Industria e Comercio	809	10,121
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1,558	6,209
Embraer S.A.	2,799	16,876
Equatorial Energia S.A.	939	18,584
Estacio Participacoes S.A.	1,500	14,841
Fleury S.A.	500	4,463
Hypermarcas S.A.	1,183	12,839
Itau Unibanco Holding S.A.	1,645	18,691
Itausa - Investimentos Itau S.A.	5,335	16,920
JBS S.A.	4,505	13,323
Klabin S.A.	3,099	16,443
Kroton Educacional S.A.	5,634	31,252
Localiza Rent a Car S.A.	2,503	16,646
Lojas Renner S.A.	3,043	32,557
M. Dias Branco S.A.	559	8,780
MRV Engenharia e Participacoes S.A.	1,728	7,835
Multiplan Empreendimentos Imobiliarios S.A.	1,051	22,464
Odontoprev S.A.	1,495	7,171
Qualicorp S.A.	934	8,729
Raia Drogasil S.A.	814	22,527
Sul America S.A.	1,156	6,503
TIM Participacoes S.A.	3,160	12,480
Transmissora Alianca de Energia Eletrica S.A.	999	6,427
Ultrapar Participacoes S.A.	2,285	51,664
WEG S.A.	3,048	22,154

Total Brazil		739,785

Chile - 1.5%
Aguas Andinas S.A. Class A	16,274	10,781
Banco de Chile	128,799	20,650
Banco de Credito e Inversiones	224	15,582
Banco Santander Chile	262,530	20,572
Cencosud S.A.	2,795	8,258
Cia Cervecerias Unidas S.A.	918	13,774
Colbun S.A.	15,083	3,469
Empresa Nacional de Telecomunicaciones S.A.	1,540	17,312
Empresas CMPC S.A.	2,998	10,195
Empresas COPEC S.A.	2,670	42,181
Enel Americas S.A.	90,910	20,257
Latam Airlines Group S.A.	1,710	24,241
S.A.C.I. Falabella	3,235	32,268

Total Chile		239,540

China - 31.9%
3SBio, Inc.*(a)(b)	4,000	7,849
58.com, Inc. ADR*	381	27,268
AAC Technologies Holdings, Inc.	3,000	53,497
Alibaba Group Holding Ltd. ADR*	4,692	809,042
Alibaba Pictures Group Ltd.*(a)	60,000	8,059
ANTA Sports Products Ltd.	4,000	18,139
Autohome, Inc. ADR*	99	6,402
Baidu, Inc. ADR*	1,117	261,613
Beijing Orient Landscape & Environment Co., Ltd. Class A	3,800	11,770
Beijing Originwater Technology Co., Ltd. Class A	4,300	11,470
Bitauto Holdings Ltd. ADR*(a)	154	4,897
BYD Co., Ltd. Class A	1,500	14,984
BYD Co., Ltd. Class H(a)	3,000	26,134
BYD Electronic International Co., Ltd.(a)	2,000	4,354
Chaozhou Three-Circle Group Co., Ltd. Class A	4,000	12,383
China Biologic Products Holdings, Inc.*	79	6,223
China Conch Venture Holdings Ltd.	5,900	13,661
China Evergrande Group*	16,000	55,160
China First Capital Group Ltd.*	16,000	6,181
China Fortune Land Development Co., Ltd. Class A	1,600	7,713
China High Speed Transmission Equipment Group Co., Ltd.	3,000	5,181
China Huishan Dairy Holdings Co., Ltd.*†	3,000	0
China Lodging Group Ltd. ADR	126	18,198
China Media Group Class A	6,100	9,377
China Medical System Holdings Ltd.	6,000	13,984
China Minsheng Banking Corp., Ltd. Class A	58,781	75,733
China Minsheng Banking Corp., Ltd. Class H	24,500	24,540
Country Garden Holdings Co., Ltd.	46,000	87,677
CSPC Pharmaceutical Group Ltd.	18,000	36,335
Ctrip.com International Ltd. ADR*	1,772	78,145
Dali Foods Group Co., Ltd.(b)	9,500	8,628
Dr Peng Telecom & Media Group Co., Ltd. Class A	5,996	15,681
East Money Information Co., Ltd. Class A	4,100	8,153
ENN Energy Holdings Ltd.	1,000	7,132
Fangda Carbon New Material Co., Ltd. Class A	2,100	9,313
Fosun International Ltd.	10,500	23,264
Fuyao Glass Industry Group Co., Ltd. Class A	3,900	17,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

GCL-Poly Energy Holdings Ltd.*(a)	71,000	$12,715
Geely Automobile Holdings Ltd.	24,000	83,200
GEM Co., Ltd. Class A	7,900	8,722
GoerTek, Inc. Class A	3,100	8,259
GOME Retail Holdings Ltd.(a)	83,000	9,980
Great Wall Motor Co., Ltd. Class H	15,000	17,173
Guangzhou R&F Properties Co., Ltd. Class H	8,000	18,032
Haitian International Holdings Ltd.	4,000	12,025
Han’s Laser Technology Industry Group Co., Ltd. Class A	2,100	15,931
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Henan Shuanghui Investment & Development Co., Ltd. Class A	1,900	7,732
Hengan International Group Co., Ltd.	3,000	33,292
Hengtong Optic-electric Co., Ltd. Class A	2,200	13,655
Hundsun Technologies, Inc. Class A	1,900	13,538
Iflytek Co., Ltd. Class A	2,300	20,888
JD.com, Inc. ADR*	3,278	135,775
Jiangsu Hengrui Medicine Co., Ltd. Class A	2,320	24,575
Jiangsu Zhongtian Technology Co., Ltd. Class A	3,600	7,706
Jiangxi Ganfeng Lithium Co., Ltd. Class A	900	9,916
Kangde Xin Composite Material Group Co., Ltd. Class A	5,000	17,045
Kangmei Pharmaceutical Co., Ltd. Class A	5,300	18,198
Kingsoft Corp., Ltd.	3,000	9,978
Longfor Properties Co., Ltd.	10,000	25,047
LONGi Green Energy Technology Co., Ltd. Class A	2,500	13,990
Luxshare Precision Industry Co., Ltd. Class A	1,900	6,839
Luye Pharma Group Ltd.(a)	10,000	7,893
Meitu, Inc.*(a)(b)	5,000	6,959
MGM China Holdings Ltd.(a)	6,000	18,152
Midea Group Co., Ltd. Class A	6,000	51,072
Minth Group Ltd.	6,000	36,189
Momo, Inc. ADR*	59	1,444
Nanjing Xinjiekou Department Store Co., Ltd. Class A	2,400	13,928
NetEase, Inc. ADR	300	103,521
New Oriental Education & Technology Group, Inc. ADR	527	49,538
Nine Dragons Paper Holdings Ltd.	8,000	12,813
O-film Tech Co., Ltd. Class A	4,300	13,596
Pacific Securities Co., Ltd. (The) Class A	15,900	8,839
Ping An Bank Co., Ltd. Class A	12,100	24,713
Ping An Insurance Group Co. of China Ltd. Class A	18,400	197,732
Ping An Insurance Group Co. of China Ltd. Class H	31,500	327,802
Sanan Optoelectronics Co., Ltd. Class A	3,400	13,256
Sany Heavy Industry Co., Ltd. Class A	7,600	10,585
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,000	11,646
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	2,000	13,667
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,249	14,428
Shenzhen Sunway Communication Co., Ltd. Class A	1,100	8,564
Shenzhou International Group Holdings Ltd.	5,000	47,587
Shimao Property Holdings Ltd.	2,000	4,349
Sihuan Pharmaceutical Holdings Group Ltd.	19,000	6,830
Sino Biopharmaceutical Ltd.	23,000	40,779
Sinolink Securities Co., Ltd. Class A	6,600	9,669
SOHO China Ltd.	9,000	5,261
Sohu.com, Inc.*	174	7,543
Sunac China Holdings Ltd.(a)	13,000	53,797
Suning Commerce Group Co., Ltd. Class A	7,100	13,400
Sunny Optical Technology Group Co., Ltd.	3,000	38,338
Suofeiya Home Collection Co., Ltd. Class A	1,400	7,912
TAL Education Group ADR	1,413	41,980
Tasly Pharmaceutical Group Co., Ltd. Class A	1,100	6,010
TBEA Co., Ltd. Class A	3,900	5,935
Tencent Holdings Ltd.	22,400	1,163,368
Tianqi Lithium Corp. Class A	1,265	10,336
Tingyi Cayman Islands Holding Corp.	10,000	19,444
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	3,492	12,275
Uni-President China Holdings Ltd.	6,000	5,020
Vipshop Holdings Ltd. ADR*	962	11,275
Want Want China Holdings Ltd.	23,000	19,271
Weibo Corp. ADR*(a)	203	21,002
WH Group Ltd.(b)	29,000	32,720
Xinyi Glass Holdings Ltd.*	18,000	23,440
Xinyi Solar Holdings Ltd.	12,000	4,636
Yum China Holdings, Inc.	1,484	59,390
YY, Inc. ADR*	148	16,733
Zall Group Ltd.*	19,000	20,757
Zhejiang Dahua Technology Co., Ltd. Class A	3,400	12,056
Zhejiang Longsheng Group Co., Ltd. Class A	3,800	6,833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

Zhengzhou Yutong Bus Co., Ltd. Class A	600	$2,218
Zhongtian Financial Group Co., Ltd. Class A†	9,500	10,722
ZTE Corp. Class A*	7,500	41,877

Total China		5,078,819

Czech Republic - 0.2%
Komercni Banka AS	459	19,755
Moneta Money Bank AS(b)	2,626	10,178

Total Czech Republic		29,933

Hungary - 0.4%
OTP Bank PLC	1,597	66,271

India - 9.5%
ABB India Ltd.	305	6,704
ACC Ltd.	285	7,852
Adani Ports & Special Economic Zone Ltd.	3,225	20,496
Ambuja Cements Ltd.	3,816	16,265
Apollo Hospitals Enterprise Ltd.	211	3,983
Ashok Leyland Ltd.	5,240	9,778
Asian Paints Ltd.	1,214	22,035
Aurobindo Pharma Ltd.	1,243	13,397
Bajaj Auto Ltd.	253	13,214
Bharat Forge Ltd.	749	8,584
Bharti Airtel Ltd.	4,934	40,943
Bharti Infratel Ltd.	1,690	10,028
Bosch Ltd.	23	7,267
Cadila Healthcare Ltd.	944	6,411
Cipla Ltd.	1,540	14,682
Colgate-Palmolive India Ltd.	475	8,186
Dabur India Ltd.	2,961	16,223
DLF Ltd.	2,314	9,402
Dr. Reddy’s Laboratories Ltd.	355	13,427
Eicher Motors Ltd.	50	23,768
Federal Bank Ltd.	6,511	11,068
Glenmark Pharmaceuticals Ltd.	273	2,544
Godrej Consumer Products Ltd.	1,059	16,583
Havells India Ltd.	1,540	13,571
HCL Technologies Ltd.	1,775	24,764
Hero MotoCorp Ltd.	381	22,594
Hindalco Industries Ltd.	3,340	14,314
Hindustan Unilever Ltd.	2,928	62,748
ICICI Bank Ltd. ADR	5,625	54,731
Idea Cellular Ltd.*	6,447	10,924
IndusInd Bank Ltd.	1,550	40,042
Infosys Ltd. ADR	5,534	89,762
ITC Ltd.	10,191	42,032
JSW Steel Ltd.	3,846	16,257
Kotak Mahindra Bank Ltd.	3,218	50,931
Larsen & Toubro Ltd.	724	14,272
Larsen & Toubro Ltd. GDR Reg S	356	6,889
Lupin Ltd.	593	8,223
Mahindra & Mahindra Ltd.	2,502	29,443
Marico Ltd.	2,446	12,359
Maruti Suzuki India Ltd.	430	65,547
Motherson Sumi Systems Ltd.	2,646	15,722
Nestle India Ltd.	100	12,332
Oracle Financial Services Software Ltd.	195	12,520
Page Industries Ltd.	33	13,205
Piramal Enterprises Ltd.	290	13,027
Reliance Industries Ltd. GDR(b)	6,946	198,308
Reliance Infrastructure Ltd.	598	5,189
Shree Cement Ltd.	41	11,610
Siemens Ltd.	668	12,957
Sun Pharmaceutical Industries Ltd.	4,161	37,234
Tata Consultancy Services Ltd.	1,491	63,100
Tata Motors Ltd. ADR*	888	29,366
Tata Power Co., Ltd. (The)	10,054	14,728
Tata Steel Ltd.	755	8,663
Tech Mahindra Ltd.	1,176	9,287
UltraTech Cement Ltd.	294	19,901
United Spirits Ltd.*	173	9,944
UPL Ltd.	1,341	16,024
Vakrangee Ltd.	1,034	6,808
Vakrangee Ltd.*	1,034	6,808
Vedanta Ltd.	7,384	38,165
Wipro Ltd.	3,788	18,650
Yes Bank Ltd.	7,579	37,422
Zee Entertainment Enterprises Ltd.	2,725	24,839

Total India		1,518,052

Indonesia - 2.4%
Adaro Energy Tbk PT	101,700	13,942
Astra International Tbk PT	109,300	66,865
Bank Central Asia Tbk PT	77,000	124,290
Bumi Serpong Damai Tbk PT	63,300	7,931
Charoen Pokphand Indonesia Tbk PT	31,000	6,855
Gudang Garam Tbk PT	2,300	14,206
Hanjaya Mandala Sampoerna Tbk PT	37,300	13,004
Indocement Tunggal Prakarsa Tbk PT	6,800	11,001
Indofood CBP Sukses Makmur Tbk PT	14,500	9,512
Indofood Sukses Makmur Tbk PT	25,000	14,050
Kalbe Farma Tbk PT	114,600	14,275
Matahari Department Store Tbk PT	8,000	5,896
Mayora Indah Tbk PT	52,300	7,787
Pakuwon Jati Tbk PT	118,600	5,988
Sarana Menara Nusantara Tbk PT	37,400	11,026
Surya Citra Media Tbk PT	24,800	4,533
Unilever Indonesia Tbk PT	4,300	17,717
United Tractors Tbk PT	10,900	28,440

Total Indonesia		377,318

Malaysia - 2.3%
AirAsia Bhd	14,600	12,085
Astro Malaysia Holdings Bhd	25,100	16,436
British American Tobacco Malaysia Bhd	1,300	12,849
Dialog Group Bhd	69,300	42,981
Genting Malaysia Bhd	18,500	25,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

Hartalega Holdings Bhd	5,000	$13,195
Hong Leong Bank Bhd	1,508	6,335
IOI Corp. Bhd	24,500	27,485
Maxis Bhd	14,000	20,791
Press Metal Aluminium Holdings Bhd	17,000	22,641
Public Bank Bhd	17,400	89,343
Sapura Energy Bhd	37,400	6,561
Westports Holdings Bhd	36,600	33,462
YTL Corp. Bhd	58,058	19,654
YTL Power International Bhd	51,730	16,489

Total Malaysia		366,043

Mexico - 2.9%
Alfa S.A.B. de C.V. Class A	13,257	14,649
Alsea S.A.B. de C.V.	2,499	8,222
America Movil S.A.B. de C.V. Series L	74,808	64,808
Arca Continental S.A.B. de C.V.	810	5,627
Cemex S.A.B. de C.V. Series CPO*	44,813	33,669
Coca-Cola Femsa S.A.B. de C.V. Series L	1,500	10,499
Fomento Economico Mexicano S.A.B. de C.V.	6,293	59,487
Gruma S.A.B. de C.V. Class B	1,231	15,685
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,242	11,650
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	1,530	15,803
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B(a)	898	16,434
Grupo Bimbo S.A.B. de C.V. Series A	5,059	11,250
Grupo Elektra S.A.B. de C.V.(a)	333	11,924
Grupo Financiero Banorte S.A.B. de C.V. Class O	8,736	48,146
Grupo Mexico S.A.B. de C.V. Series B	9,035	29,974
Grupo Televisa S.A.B. Series CPO	8,109	30,496
Industrias Penoles S.A.B. de C.V.	300	6,281
Infraestructura Energetica Nova S.A.B. de C.V.	2,309	11,383
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	7,528	13,332
Megacable Holdings S.A.B. de C.V. Series CPO	1,999	8,175
Mexichem S.A.B. de C.V.	4,242	10,544
Wal-Mart de Mexico S.A.B. de C.V.	11,907	29,327

Total Mexico		467,365

Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	11,340	16,810
Ayala Corp.	1,045	21,248
Ayala Land, Inc.	22,800	20,370
Bank of the Philippine Islands	3,750	8,120
BDO Unibank, Inc.	7,123	23,401
JG Summit Holdings, Inc.	11,720	16,927
Jollibee Foods Corp.	2,140	10,846
Metro Pacific Investments Corp.	87,400	11,993
Metropolitan Bank & Trust Co.	3,910	7,942
PLDT, Inc.	300	8,894
Security Bank Corp.	1,600	8,058
SM Investments Corp.	1,695	33,615
SM Prime Holdings, Inc.	39,100	29,372
Universal Robina Corp.	3,390	10,254

Total Philippines		227,850

Poland - 1.3%
Alior Bank S.A.*	1,439	32,923
Bank Millennium S.A.*	7,911	20,353
Bank Pekao S.A.	1,164	43,380
Bank Zachodni WBK S.A.	182	20,754
CCC S.A.	215	17,634
CD Projekt S.A.	628	17,531
Cyfrowy Polsat S.A.	1,876	13,422
LPP S.A.	11	28,206
mBank S.A.*	131	17,531

Total Poland		211,734

Russia - 3.9%
Lenta Ltd. GDR Reg S*	2,039	11,867
Lukoil PJSC ADR	3,676	210,341
Magnit PJSC GDR Reg S	1,933	52,868
Mail.ru Group Ltd. GDR Reg S*	673	19,450
MegaFon PJSC GDR Reg S	814	7,529
MMC Norilsk Nickel PJSC ADR	4,093	76,703
Mobile TeleSystems PJSC ADR	3,019	30,764
Novatek PJSC GDR Reg S	722	86,784
Novolipetsk Steel PJSC GDR	648	16,537
Polymetal International PLC	1,877	23,373
Severstal PJSC GDR Reg S	914	14,057
X5 Retail Group N.V. GDR Reg S*	594	22,435
Yandex N.V. Class A*	1,419	46,472

Total Russia		619,180

South Africa - 7.5%
AngloGold Ashanti Ltd.	1,853	19,251
Aspen Pharmacare Holdings Ltd.	1,101	24,679
AVI Ltd.	925	8,261
Barclays Africa Group Ltd.	1,257	18,478
Barloworld Ltd.	1,498	19,307
Bid Corp., Ltd.	1,077	26,185
Bidvest Group Ltd. (The)	1,331	23,447
Capitec Bank Holdings Ltd.	284	25,187
Clicks Group Ltd.	674	9,861
Discovery Ltd.	1,621	24,354
FirstRand Ltd.	11,551	62,747
Foschini Group Ltd. (The)	1,168	18,617
Gold Fields Ltd.	2,533	11,069
Hyprop Investments Ltd.	1,117	10,584
Impala Platinum Holdings Ltd.*	3,214	8,422
Imperial Holdings Ltd.	649	13,742
Life Healthcare Group Holdings Ltd.	7,808	17,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

Mondi Ltd.	451	$11,631
Mr. Price Group Ltd.	839	16,595
MTN Group Ltd.	6,109	67,406
Naspers Ltd. Class N	1,476	411,444
Nedbank Group Ltd.	699	14,460
Netcare Ltd.	6,378	12,957
Pick n Pay Stores Ltd.	1,590	8,934
Rand Merchant Investment Holdings Ltd.	2,955	10,956
Remgro Ltd.	1,766	33,665
Resilient REIT Ltd.	1,087	13,272
RMB Holdings Ltd.	2,830	18,098
Sanlam Ltd.	5,033	35,369
Sappi Ltd.	2,026	14,647
Shoprite Holdings Ltd.	1,510	26,979
Sibanye Gold Ltd.	6,822	8,718
SPAR Group Ltd. (The)	987	16,211
Standard Bank Group Ltd.	4,033	63,740
Steinhoff International Holdings N.V.(a)	10,522	3,952
Tiger Brands Ltd.(a)	609	22,628
Truworths International Ltd.	1,281	9,775
Vodacom Group Ltd.	1,376	16,192
Woolworths Holdings Ltd.	3,913	20,643

Total South Africa		1,199,965

South Korea - 15.5%
Amorepacific Corp.	120	34,132
Amorepacific Group	115	15,146
BGF Co., Ltd.	134	1,909
BGF retail Co., Ltd.*	72	14,124
BNK Financial Group, Inc.	1,002	8,817
Celltrion, Inc.*	362	74,764
Cheil Worldwide, Inc.	454	8,991
CJ CheilJedang Corp.	41	14,017
CJ Corp.	80	13,563
Coway Co., Ltd.	198	18,070
Daelim Industrial Co., Ltd.	158	12,161
DB Insurance Co., Ltd.	134	8,912
DGB Financial Group, Inc.	714	7,036
Doosan Corp.	44	4,644
Doosan Heavy Industries & Construction Co., Ltd.	411	5,893
E-Mart, Inc.	83	21,011
GS Holdings Corp.	200	11,620
GS Retail Co., Ltd.	176	6,625
Hana Financial Group, Inc.	974	45,309
Hankook Tire Co., Ltd.	316	16,117
Hanmi Pharm Co., Ltd.	22	12,001
Hanmi Science Co., Ltd.*	127	13,168
Hanssem Co., Ltd.	41	6,894
Hanwha Chemical Corp.	343	10,124
Hanwha Corp.	200	7,753
Hanwha Techwin Co., Ltd.*	203	6,741
Hotel Shilla Co., Ltd.	173	13,720
Hyosung Corp.	70	9,121
Hyundai Department Store Co., Ltd.	30	2,928
Hyundai Development Co-Engineering & Construction	173	6,230
Hyundai Engineering & Construction Co., Ltd.	326	11,054
Hyundai Glovis Co., Ltd.	124	15,753
Hyundai Marine & Fire Insurance Co., Ltd.	280	12,293
Hyundai Motor Co.	473	68,925
Hyundai Steel Co.	204	11,167
Kakao Corp.	140	17,916
KB Financial Group, Inc.	1,427	84,510
Kia Motors Corp.	593	18,556
Korea Investment Holdings Co., Ltd.	198	12,762
Korea Zinc Co., Ltd.	45	20,723
KT&G Corp.	389	41,969
Kumho Petrochemical Co., Ltd.	98	9,108
LG Chem Ltd.	146	55,233
LG Corp.	384	32,641
LG Display Co., Ltd.	698	19,495
LG Electronics, Inc.	385	38,121
LG Household & Health Care Ltd.	35	38,873
LG Uplus Corp.	739	9,664
Lotte Chemical Corp.	55	18,906
Lotte Confectionery Co., Ltd.*	14	1,909
Lotte Corp.	115	6,993
Lotte Shopping Co., Ltd.	36	6,692
LS Corp.	133	9,007
Medy-Tox, Inc.	20	9,059
Mirae Asset Daewoo Co., Ltd.	2,055	17,641
NAVER Corp.	80	65,013
NCSoft Corp.	65	27,171
NH Investment & Securities Co., Ltd.	609	7,907
NongShim Co., Ltd.	18	5,952
OCI Co., Ltd.	80	10,163
Ottogi Corp.	14	10,540
POSCO	275	85,412
S-1 Corp.	121	12,094
Samsung Biologics Co., Ltd.*(b)	58	20,100
Samsung C&T Corp.	245	28,836
Samsung Electro-Mechanics Co., Ltd.	226	21,111
Samsung Electronics Co., Ltd.	307	730,686
Samsung Fire & Marine Insurance Co., Ltd.	109	27,185
Samsung Heavy Industries Co., Ltd.*	939	6,429
Samsung Life Insurance Co., Ltd.	283	32,912
Samsung SDS Co., Ltd.	130	24,287
Samsung Securities Co., Ltd.	215	7,350
Shinhan Financial Group Co., Ltd.	1,813	83,660
SK Holdings Co., Ltd.	120	31,722
SK Hynix, Inc.	1,823	130,269
SK Innovation Co., Ltd.	234	44,699
SK Telecom Co., Ltd.	115	28,681
Yuhan Corp.	36	7,364

Total South Korea		2,470,054

Taiwan - 11.0%
Acer, Inc.*	21,000	17,042
Advanced Semiconductor Engineering, Inc.	24,124	30,927
Advantech Co., Ltd.	3,000	21,221
Asia Cement Corp.	8,000	7,581
Asustek Computer, Inc.	4,000	37,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

AU Optronics Corp.	30,000	$12,501
Catcher Technology Co., Ltd.	1,000	11,022
Cathay Financial Holding Co., Ltd.	28,000	50,339
Chailease Holding Co., Ltd.	8,000	23,281
Chang Hwa Commercial Bank Ltd.	33,478	18,619
Cheng Shin Rubber Industry Co., Ltd.	5,000	8,821
Chicony Electronics Co., Ltd.	3,010	7,586
China Development Financial Holding Corp.	60,000	20,465
China Life Insurance Co., Ltd.	15,877	15,979
Compal Electronics, Inc.	19,000	13,599
CTBC Financial Holding Co., Ltd.	56,672	39,040
Delta Electronics, Inc.	8,052	38,828
E.Sun Financial Holding Co., Ltd.	41,858	26,584
Eclat Textile Co., Ltd.	1,000	9,997
Epistar Corp.*	6,000	9,103
Far Eastern New Century Corp.	18,080	16,282
Far EasTone Telecommunications Co., Ltd.	6,000	14,819
Formosa Chemicals & Fibre Corp.	15,000	51,918
Formosa Petrochemical Corp.	9,000	34,931
Formosa Plastics Corp.	16,000	53,067
Foxconn Technology Co., Ltd.	5,020	14,372
Fubon Financial Holding Co., Ltd.	28,000	47,704
Hon Hai Precision Industry Co., Ltd.	46,085	147,430
Hotai Motor Co., Ltd.	1,000	11,896
HTC Corp.*	1,000	2,456
Innolux Corp.	31,000	12,917
Inventec Corp.	15,000	11,971
King Yuan Electronics Co., Ltd.	10,000	10,165
Lite-On Technology Corp.	9,015	12,299
Macronix International*	6,806	10,109
MediaTek, Inc.	5,000	49,398
Nan Ya Plastics Corp.	20,000	52,355
Novatek Microelectronics Corp.	5,000	19,070
Pegatron Corp.	8,000	19,356
Pou Chen Corp.	11,000	14,250
Powertech Technology, Inc.	4,000	11,829
President Chain Store Corp.	3,000	28,630
Quanta Computer, Inc.	10,000	20,801
Shin Kong Financial Holding Co., Ltd.	45,449	16,036
Siliconware Precision Industries Co., Ltd.	4,000	6,761
SinoPac Financial Holdings Co., Ltd.	41,738	13,563
Standard Foods Corp.	1,280	3,183
Synnex Technology International Corp.	6,000	8,176
Taishin Financial Holding Co., Ltd.	59,265	27,583
Taiwan Cement Corp.	10,000	12,249
Taiwan Mobile Co., Ltd.	5,000	18,062
Taiwan Semiconductor Manufacturing Co., Ltd.	59,000	455,013
Teco Electric and Machinery Co., Ltd.	8,000	7,662
Uni-President Enterprises Corp.	14,160	31,405
United Microelectronics Corp.	45,000	21,473
Wistron Corp.	6,621	5,329
WPG Holdings Ltd.	10,000	13,240
Yuanta Financial Holding Co., Ltd.	34,236	15,876

Total Taiwan		1,743,740

Thailand - 2.4%
Advanced Info Service PCL NVDR	6,500	38,095
Bangkok Bank PCL NVDR	2,600	16,115
Bangkok Dusit Medical Services PCL NVDR	26,000	16,674
Bank of Ayudhya PCL NVDR	13,300	16,222
Banpu PCL NVDR	21,900	13,104
BTS Group Holdings PCL NVDR	39,100	9,958
Bumrungrad Hospital PCL NVDR	2,500	14,498
Central Pattana PCL NVDR	7,600	19,880
Charoen Pokphand Foods PCL NVDR	21,400	15,759
CP ALL PCL NVDR	25,500	60,249
Energy Absolute PCL NVDR	11,600	18,687
Glow Energy PCL NVDR	4,900	12,216
Home Product Center PCL NVDR	24,900	9,780
Indorama Ventures PCL NVDR	13,600	22,222
Kasikornbank PCL NVDR	7,800	55,526
Minor International PCL NVDR	15,910	21,358
Thai Union Group PCL NVDR	12,000	7,327
True Corp. PCL NVDR*	67,300	12,803

Total Thailand		380,473

Turkey - 1.2%
Akbank Turk AS	9,152	23,775
Anadolu Efes Biracilik ve Malt Sanayii AS	1,471	9,389
Arcelik AS	1,246	7,072
BIM Birlesik Magazalar AS	954	19,651
Enka Insaat ve Sanayi AS	5,640	8,970
Haci Omer Sabanci Holding AS	6,666	19,550
KOC Holding AS	4,764	23,219
Tupras Turkiye Petrol Rafinerileri AS	668	21,406
Turkcell Iletisim Hizmetleri AS	3,009	12,285
Turkiye Garanti Bankasi AS	10,458	29,568
Turkiye Is Bankasi Group C	5,642	10,371

Total Turkey		185,256

TOTAL COMMON STOCKS (Cost: $14,382,358)		15,921,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $115,025)(d)	115,025	$115,025

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $14,497,383)		16,036,403
Other Assets less Liabilities - (0.7)%		(111,941)

NET ASSETS - 100.0%		$15,924,462

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $10,722, which represents 0.07% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $195,578 and the total market value of the collateral held by the Fund was $209,937. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $94,912.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

State Street Bank and Trust	1/2/2018	7,736	USD	8,301,947	KRW	$—	$(19)

CURRENCY LEGEND

KRW	South Korean won

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 96.4%

Brazil - 3.3%
AES Tiete Energia S.A.	570,947	$2,194,560
Banco Santander Brasil S.A.	491,764	4,726,248
BB Seguridade Participacoes S.A.	873,626	7,503,423
Cia Hering	393,173	3,036,717
Cia Paranaense de Energia	234,136	1,510,509
Cosan S.A. Industria e Comercio	359,959	4,503,421
EcoRodovias Infraestrutura e Logistica S.A.	208,268	772,270
Engie Brasil Energia S.A.	730,293	7,817,885
Estacio Participacoes S.A.	542,561	5,368,199
Ez Tec Empreendimentos e Participacoes S.A.	230,831	1,506,584
Fleury S.A.	255,272	2,278,678
Grendene S.A.	230,071	1,973,266
Itau Unibanco Holding S.A.	305,404	3,470,102
Magnesita Refratarios S.A.	109,620	1,665,566
MRV Engenharia e Participacoes S.A.	301,177	1,365,561
Multiplus S.A.	171,049	1,804,804
Porto Seguro S.A.	116,114	1,271,720
Qualicorp S.A.	343,377	3,209,034
Smiles Fidelidade S.A.	129,653	2,966,646
Transmissora Alianca de Energia Eletrica S.A.	1,239,967	7,977,117
Tupy S.A.	214,307	1,179,073

Total Brazil		68,101,383

Chile - 1.3%
AES Gener S.A.	10,301,679	3,412,228
Aguas Andinas S.A. Class A	5,386,597	3,568,408
Banco Santander Chile	31,589,521	2,475,364
Empresas Lipigas S.A.	298,820	2,721,051
Enel Chile S.A.	31,461,877	3,724,901
Enel Generacion Chile S.A.	6,534,469	5,917,021
Grupo Security S.A.	1,927,077	877,616
Inversiones Aguas Metropolitanas S.A.	1,163,627	2,209,828
Inversiones La Construccion S.A.	69,193	1,309,084

Total Chile		26,215,501

China - 20.9%
Agile Group Holdings Ltd.(a)	930,000	1,410,948
Agricultural Bank of China Ltd. Class H	25,733,000	11,982,158
BAIC Motor Corp., Ltd. Class H(a)(b)	1,403,500	1,827,694
Bank of China Ltd. Class H	67,503,084	33,158,743
Bank of Chongqing Co., Ltd. Class H	988,000	786,123
Bank of Communications Co., Ltd. Class H	21,770,287	16,152,337
Beijing Capital Land Ltd. Class H	1,456,000	756,189
Central China Securities Co., Ltd. Class H(a)	2,411,000	1,014,697
China Cinda Asset Management Co., Ltd. Class H	8,137,000	2,976,964
China CITIC Bank Corp., Ltd. Class H	10,021,000	6,281,312
China Construction Bank Corp. Class H	66,214,054	60,985,403
China Lilang Ltd.	1,765,000	1,424,680
China Minsheng Banking Corp., Ltd. Class H	3,661,000	3,666,948
China Mobile Ltd.	6,475,000	65,642,069
China Petroleum & Chemical Corp. Class H	46,970,000	34,428,524
China Power International Development Ltd.	14,804,000	3,882,184
China Resources Cement Holdings Ltd.	2,448,000	1,609,599
China Resources Power Holdings Co., Ltd.	3,898,000	7,260,164
China Sanjiang Fine Chemicals Co., Ltd.(a)	1,574,000	602,031
China SCE Property Holdings Ltd.	1,303,000	561,717
China Suntien Green Energy Corp., Ltd. Class H	4,151,000	1,099,174
China Vanke Co., Ltd. Class H	688,200	2,746,708
China Zhongwang Holdings Ltd.(a)	3,302,000	1,807,857
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,827,991	1,996,918
CIFI Holdings Group Co., Ltd.	2,114,000	1,273,706
CITIC Telecom International Holdings Ltd.	3,356,000	888,660
CNOOC Ltd.	23,295,000	33,434,805
COSCO Shipping Energy Transportation Co., Ltd. Class H	1,838,000	1,003,960
Dali Foods Group Co., Ltd.(b)	2,965,000	2,692,937
Dongfeng Motor Group Co., Ltd. Class H	3,090,000	3,739,322
E-Commodities Holdings Ltd.	7,020,000	700,446
FIH Mobile Ltd.	5,272,000	1,605,076
Great Wall Motor Co., Ltd. Class H(a)	3,648,000	4,176,583
Greatview Aseptic Packaging Co., Ltd.	1,553,000	1,132,373
Guangdong Investment Ltd.	3,498,000	4,680,527
Guangzhou R&F Properties Co., Ltd. Class H	1,394,800	3,143,845
Hisense Kelon Electrical Holdings Co., Ltd. Class H	412,000	486,454
Huabao International Holdings Ltd.	1,254,000	824,525
Huaneng Power International, Inc. Class H	9,442,000	5,918,386
Industrial & Commercial Bank of China Ltd. Class H	62,437,823	50,239,073
Jiangnan Group Ltd.(a)	12,436,000	843,140
Jiangsu Expressway Co., Ltd. Class H	1,460,527	2,223,309
Kingboard Laminates Holdings Ltd.	1,091,500	1,700,647
KWG Property Holding Ltd.	2,203,000	2,572,933
Lenovo Group Ltd.	13,206,000	7,449,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2017

Investments	Shares	Value

Logan Property Holdings Co., Ltd.(a)	1,022,000	$1,056,344
Powerlong Real Estate Holdings Ltd.	1,817,000	880,922
Red Star Macalline Group Corp., Ltd. Class H(b)	1,099,000	1,779,814
Shandong Chenming Paper Holdings Ltd. Class H	404,000	727,658
Shanghai Industrial Holdings Ltd.	559,000	1,601,781
Shenzhen Expressway Co., Ltd. Class H	934,000	947,465
Shenzhen Investment Ltd.	3,742,000	1,550,929
Shimao Property Holdings Ltd.	1,154,000	2,509,562
Sino-Ocean Group Holding Ltd.	3,761,000	2,593,196
Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,964,000	4,533,509
SITC International Holdings Co., Ltd.	1,563,000	1,543,546
Skyworth Digital Holdings Ltd.	2,000,000	859,632
Times Property Holdings Ltd.	824,000	810,582
Weichai Power Co., Ltd. Class H	1,706,000	1,868,082
Xinhua Winshare Publishing and Media Co., Ltd. Class H	2,284,000	1,814,391
Xinyi Glass Holdings Ltd.*	4,012,000	5,224,586
Xinyi Solar Holdings Ltd.(a)	7,084,000	2,736,710
Yuexiu Transport Infrastructure Ltd.(a)	2,524,000	1,853,295
Yuzhou Properties Co., Ltd.	3,331,000	1,776,863
Zhejiang Expressway Co., Ltd. Class H	1,928,398	2,119,010
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	1,971,000	844,646

Total China		434,424,317

Czech Republic - 1.0%
CEZ AS	482,204	11,261,255
Komercni Banka AS	68,689	2,956,276
Moneta Money Bank AS(b)	986,013	3,821,612
O2 Czech Republic AS	214,511	2,789,854

Total Czech Republic		20,828,997

Hong Kong - 0.1%
CP Pokphand Co., Ltd.(a)	15,474,000	1,227,263
Stella International Holdings Ltd.	825,500	1,246,069

Total Hong Kong		2,473,332

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	923,712	1,637,661

Indonesia - 1.2%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,150,300	557,267
Gudang Garam Tbk PT	655,000	4,045,624
Indo Tambangraya Megah Tbk PT	1,850,900	2,823,927
Indocement Tunggal Prakarsa Tbk PT	4,148,800	6,712,081
Japfa Comfeed Indonesia Tbk PT	6,274,900	601,243
Matahari Department Store Tbk PT	5,343,900	3,938,751
Perusahaan Gas Negara Persero Tbk	42,042,600	5,422,852

Total Indonesia		24,101,745

Malaysia - 2.7%
AirAsia Bhd	4,759,200	3,939,540
Alliance Bank Malaysia Bhd	1,572,800	1,585,625
AMMB Holdings Bhd	1,217,500	1,326,705
Ann Joo Resources Bhd	746,900	712,388
Astro Malaysia Holdings Bhd	4,436,900	2,905,309
Berjaya Sports Toto Bhd	1,116,172	617,797
Bermaz Auto Bhd	1,630,900	886,578
British American Tobacco Malaysia Bhd	241,997	2,391,866
DiGi.Com Bhd	4,118,047	5,189,533
HAP Seng Consolidated Bhd	669,600	1,580,104
Heineken Malaysia Bhd	534,100	2,494,314
Lingkaran Trans Kota Holdings Bhd	708,400	971,490
Mah Sing Group Bhd	1,267,800	454,240
Malakoff Corp. Bhd	6,845,857	1,657,756
Malayan Banking Bhd	6,165,565	14,930,204
MISC Bhd	2,644,900	4,849,310
Petronas Gas Bhd	321,100	1,386,911
SP Setia Bhd Group	1,700,193	1,680,448
UOA Development Bhd	767,959	453,527
YTL Corp. Bhd	11,796,078	3,993,236
YTL Power International Bhd	10,046,496	3,202,367

Total Malaysia		57,209,248

Mexico - 2.1%
Alpek S.A.B. de C.V.	1,717,469	2,058,452
Concentradora Fibra Danhos S.A. de C.V.	1,726,194	2,700,611
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	447,034	2,322,964
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	658,397	6,800,514
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,963,948	16,335,003
Grupo Financiero Interacciones S.A. de C.V.	191,336	854,707
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	3,737,622	5,488,328
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	1,709,652	3,027,750
Macquarie Mexico Real Estate Management S.A. de C.V.*	1,819,964	1,930,145
Nemak S.A.B. de C.V.(b)	2,244,626	1,633,665
Prologis Property Mexico S.A. de C.V.	641,712	1,115,465

Total Mexico		44,267,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2017

Investments	Shares	Value

Philippines - 0.6%
Globe Telecom, Inc.	72,935	$2,775,971
Manila Electric Co.	608,140	4,003,101
PLDT, Inc.	188,894	5,600,223

Total Philippines		12,379,295

Poland - 0.6%
Asseco Poland S.A.	122,461	1,549,970
Bank Handlowy w Warszawie S.A.	97,379	2,294,633
Bank Pekao S.A.	259,783	9,681,679

Total Poland		13,526,282

Russia - 13.1%
Gazprom PJSC ADR	17,899,932	78,938,700
Lukoil PJSC ADR	1,285,867	73,577,310
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	152,750	1,487,785
MegaFon PJSC GDR Reg S	392,163	3,627,508
MMC Norilsk Nickel PJSC ADR	1,870,988	35,062,315
Mobile TeleSystems PJSC ADR	1,895,265	19,312,750
Novolipetsk Steel PJSC GDR	344,754	8,798,122
PhosAgro PJSC GDR Reg S	119,232	1,830,211
RusHydro PJSC ADR	2,350,122	2,820,147
Severstal PJSC GDR Reg S	843,445	12,972,184
Sistema PJSC FC GDR Reg S	601,676	2,508,989
Tatneft PJSC ADR	583,241	28,847,100
TMK PJSC GDR Reg S	291,529	1,349,779

Total Russia		271,132,900

Singapore - 0.1%
IGG, Inc.(a)	1,123,000	1,212,454

South Africa - 13.0%
Aeci Ltd.	207,081	1,672,706
African Rainbow Minerals Ltd.	337,175	3,656,088
Alexander Forbes Group Holdings Ltd.	2,098,848	1,169,794
Assore Ltd.	126,035	3,664,992
AVI Ltd.	374,566	3,345,074
Barclays Africa Group Ltd.	774,193	11,380,887
Coronation Fund Managers Ltd.	470,942	2,811,197
Exxaro Resources Ltd.	477,191	6,263,614
FirstRand Ltd.	4,008,494	21,774,735
Foschini Group Ltd. (The)	407,410	6,493,878
Hyprop Investments Ltd.	372,827	3,532,521
Imperial Holdings Ltd.	212,654	4,502,837
Investec Ltd.	227,353	1,647,666
JSE Ltd.	69,247	860,497
Kumba Iron Ore Ltd.(a)	170,656	5,226,237
Lewis Group Ltd.	581,868	1,242,697
Liberty Holdings Ltd.	318,322	3,199,419
Life Healthcare Group Holdings Ltd.	2,198,257	4,927,434
MMI Holdings Ltd.	1,680,830	2,851,166
Mr. Price Group Ltd.	346,795	6,859,426
MTN Group Ltd.	4,276,560	47,187,245
Nedbank Group Ltd.	337,665	6,985,138
Netcare Ltd.	2,166,276	4,400,795
Oceana Group Ltd.	151,182	1,038,002
Raubex Group Ltd.	302,907	487,881
Resilient REIT Ltd.	218,026	2,662,101
Reunert Ltd.	626,690	3,649,786
RMB Holdings Ltd.	948,289	6,064,300
Sanlam Ltd.	1,353,249	9,509,908
Santam Ltd.	43,562	939,644
Sasol Ltd.	785,758	27,176,564
SPAR Group Ltd. (The)	169,303	2,780,644
Standard Bank Group Ltd.	1,477,510	23,351,341
Telkom S.A. SOC Ltd.	1,153,439	4,483,319
Truworths International Ltd.	1,042,538	7,955,458
Tsogo Sun Holdings Ltd.	947,116	1,863,631
Vodacom Group Ltd.	943,386	11,101,169
Woolworths Holdings Ltd.	2,045,437	10,790,589

Total South Africa		269,510,380

South Korea - 3.0%
Coway Co., Ltd.	111,453	10,171,368
Doosan Corp.	19,458	2,053,855
Grand Korea Leisure Co., Ltd.	52,440	1,432,787
Hite Jinro Co., Ltd.	28,429	639,988
Korea Electric Power Corp.	559,072	19,923,027
Meritz Securities Co., Ltd.	343,203	1,466,679
S-Oil Corp.	101,147	11,054,317
SK Telecom Co., Ltd.	62,504	15,588,780

Total South Korea		62,330,801

Taiwan - 26.0%
AcBel Polytech, Inc.	872,000	651,982
Advanced Semiconductor Engineering, Inc.(a)	7,533,343	9,657,645
Arcadyan Technology Corp.(a)	608,000	1,060,376
Asia Cement Corp.	3,101,158	2,938,745
Asustek Computer, Inc.(a)	1,652,000	15,516,037
AU Optronics Corp.(a)	14,189,000	5,912,381
Aurora Corp.	274,000	794,603
Capital Securities Corp.	2,792,000	1,088,334
Cathay Financial Holding Co., Ltd.	6,654,000	11,962,599
Charoen Pokphand Enterprise	233,000	502,666
Chaun-Choung Technology Corp.(a)	240,000	792,782
Cheng Shin Rubber Industry Co., Ltd.(a)	3,279,000	5,784,818
Chicony Electronics Co., Ltd.	1,304,967	3,288,893
Chicony Power Technology Co., Ltd.	416,000	866,710
Chin-Poon Industrial Co., Ltd.	511,000	997,668
China Bills Finance Corp.	3,170,000	1,640,472
China Development Financial Holding Corp.(a)	18,822,000	6,419,789
China General Plastics Corp.	924,000	1,006,018
China Metal Products	570,000	543,979
China Steel Chemical Corp.	147,000	629,820
Chong Hong Construction Co., Ltd.	827,000	2,128,743
Chunghwa Telecom Co., Ltd.(a)	6,516,000	23,210,041
Cleanaway Co., Ltd.	354,000	2,081,758
Compal Electronics, Inc.	7,750,000	5,547,155
CTBC Financial Holding Co., Ltd.	16,572,000	11,416,100
CTCI Corp.	1,244,000	1,887,414
Darfon Electronics Corp.	1,017,000	1,013,292
Elite Material Co., Ltd.	301,000	1,026,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2017

Investments	Shares	Value

Eternal Materials Co., Ltd.	1,391,105	$1,439,791
Everlight Electronics Co., Ltd.(a)	1,130,000	1,706,857
Far Eastern Department Stores Ltd.	1,451,000	731,388
Far Eastern New Century Corp.	2,835,402	2,553,515
Far EasTone Telecommunications Co., Ltd.	2,567,000	6,340,189
Farglory Land Development Co., Ltd.	2,509,000	2,706,417
Feng Hsin Steel Co., Ltd.	954,000	1,785,634
Feng TAY Enterprise Co., Ltd.	424,000	1,930,608
First Financial Holding Co., Ltd.	12,293,540	8,076,304
Formosa Chemicals & Fibre Corp.	8,772,000	30,361,611
Formosa Petrochemical Corp.(a)	4,455,000	17,290,942
Formosa Plastics Corp.	8,530,000	28,291,446
Foxconn Technology Co., Ltd.(a)	1,416,000	4,054,075
Fubon Financial Holding Co., Ltd.	5,776,000	9,840,657
Gemtek Technology Corp.(a)	862,000	731,404
Getac Technology Corp.	1,269,000	1,884,833
Gigabyte Technology Co., Ltd.	1,463,000	2,654,771
Grand Pacific Petrochemical	1,675,000	1,770,209
Great Wall Enterprise Co., Ltd.	1,065,000	1,200,691
Greatek Electronics, Inc.	1,218,000	2,132,426
HannStar Display Corp.(a)	4,567,000	1,525,479
Highwealth Construction Corp.(a)	2,982,000	4,238,742
Holtek Semiconductor, Inc.	432,000	998,760
Hon Hai Precision Industry Co., Ltd.	23,225,000	74,298,772
Hsin Kuang Steel Co., Ltd.(a)	1,154,000	1,085,807
Hua Nan Financial Holdings Co., Ltd.	4,962,000	2,792,933
Huaku Development Co., Ltd.	530,000	1,236,017
Huang Hsiang Construction Corp.	1,197,000	1,214,759
IEI Integration Corp.	401,000	529,573
Inventec Corp.	7,709,000	6,152,486
ITEQ Corp.	389,000	853,595
Kenda Rubber Industrial Co., Ltd.	754,543	952,101
King Yuan Electronics Co., Ltd.	2,167,000	2,202,791
King’s Town Bank Co., Ltd.	1,337,000	1,673,581
Kinsus Interconnect Technology Corp.(a)	456,000	830,526
LCY Chemical Corp.	1,898,000	3,093,335
Lien Hwa Industrial Corp.	2,123,085	2,611,184
Lite-On Technology Corp.(a)	5,498,651	7,501,898
Long Chen Paper Co., Ltd.	829,772	1,166,926
Makalot Industrial Co., Ltd.	309,000	1,297,949
Mega Financial Holding Co., Ltd.(a)	12,408,302	10,028,048
Merry Electronics Co., Ltd.(a)	237,000	1,549,020
Micro-Star International Co., Ltd.	1,453,000	3,740,101
Nan Ya Plastics Corp.	12,189,000	31,907,626
Novatek Microelectronics Corp.	1,382,000	5,270,998
OptoTech Corp.*	1,003,746	721,816
Pegatron Corp.(a)	4,957,000	11,993,346
Pou Chen Corp.	2,896,000	3,751,560
Powertech Technology, Inc.	938,000	2,773,796
Primax Electronics Ltd.	436,000	1,157,451
Qisda Corp.(a)	3,851,000	2,736,988
Quang Viet Enterprise Co., Ltd.	107,000	469,227
Quanta Computer, Inc.(a)	5,065,990	10,537,654
Radiant Opto-Electronics Corp.(a)	1,282,170	3,046,169
Realtek Semiconductor Corp.	594,000	2,175,715
Rechi Precision Co., Ltd.	1,410,000	1,357,478
Run Long Construction Co., Ltd.(a)	1,535,000	2,218,022
Sercomm Corp.	325,000	925,030
Sheng Yu Steel Co., Ltd.	1,139,000	1,100,400
Shiny Chemical Industrial Co., Ltd.	232,000	615,112
Siliconware Precision Industries Co., Ltd.(a)	2,307,724	3,900,684
SinoPac Financial Holdings Co., Ltd.(a)	6,804,451	2,211,101
Supreme Electronics Co., Ltd.	1,392,000	1,398,619
Syncmold Enterprise Corp.	640,324	1,366,352
Taichung Commercial Bank Co., Ltd.	6,068,000	2,020,730
Taishin Financial Holding Co., Ltd.(a)	6,176,000	2,874,392
Taiwan Cement Corp.(a)	5,362,485	6,568,294
Taiwan Cooperative Financial Holding Co., Ltd.	5,787,000	3,228,126
Taiwan Fertilizer Co., Ltd.	2,376,000	3,061,969
Taiwan Mobile Co., Ltd.(a)	2,784,253	10,057,872
Taiwan Sakura Corp.	488,000	617,410
Taiwan Secom Co., Ltd.	301,538	928,168
Taiwan Styrene Monomer	3,464,000	2,642,364
Test Research, Inc.	1,191,000	1,790,993
Thye Ming Industrial Co., Ltd.	796,000	1,048,547
Tong Hsing Electronic Industries Ltd.	192,000	871,012
Topco Scientific Co., Ltd.(a)	453,435	1,232,686
Transcend Information, Inc.	910,000	2,528,925
Tripod Technology Corp.	634,000	1,981,350
Tung Ho Steel Enterprise Corp.	1,728,000	1,498,140
TXC Corp.	777,000	1,037,880
United Microelectronics Corp.(a)	12,293,000	5,865,907
UPC Technology Corp.	1,433,000	905,301
Walsin Lihwa Corp.	4,549,000	2,690,404
Well Shin Technology Co., Ltd.	530,000	1,029,420
Wistron Corp.(a)	4,126,223	3,320,834
Wistron NeWeb Corp.(a)	249,000	715,409
WPG Holdings Ltd.	3,114,000	4,122,909
WT Microelectronics Co., Ltd.	775,091	1,177,281
YC INOX Co., Ltd.	1,158,000	1,040,929
Yulon Nissan Motor Co., Ltd.	220,000	1,970,193
Yungtay Engineering Co., Ltd.	521,000	841,240

Total Taiwan		538,729,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2017

Investments	Shares	Value

Thailand - 5.0%
Advanced Info Service PCL NVDR	1,742,700	$10,213,431
Bangchak Corp. PCL NVDR	2,286,100	2,858,502
BTS Group Holdings PCL NVDR(a)	7,993,143	2,035,688
Glow Energy PCL NVDR	771,700	1,923,922
Hana Microelectronics PCL NVDR	940,500	1,284,205
Intouch Holdings PCL NVDR	2,984,259	5,150,800
IRPC PCL NVDR	21,993,400	4,757,701
Jasmine International PCL NVDR(a)	7,912,700	1,723,847
KGI Securities Thailand PCL NVDR	11,684,400	1,591,861
Kiatnakin Bank PCL NVDR	920,100	2,237,432
Krung Thai Bank PCL NVDR	3,723,500	2,193,655
Land & Houses PCL NVDR	6,795,553	2,189,423
MC Group PCL NVDR	1,277,900	619,540
PTT Exploration & Production PCL NVDR	2,589,700	7,946,303
PTT Global Chemical PCL NVDR	2,901,834	7,568,453
PTT PCL NVDR	1,566,600	21,150,782
Sansiri PCL NVDR	12,979,900	868,247
Siam Cement PCL (The) NVDR	448,400	6,659,270
Siam City Cement PCL NVDR(a)	167,165	1,349,015
Siam Commercial Bank PCL (The) NVDR	837,300	3,853,790
Siamgas & Petrochemicals PCL NVDR	1,314,400	980,053
Star Petroleum Refining PCL NVDR	5,620,138	2,948,891
Thai Oil PCL NVDR	2,050,300	6,511,385
Thai Vegetable Oil PCL NVDR	1,722,697	1,572,576
Thanachart Capital PCL NVDR	509,900	880,082
Tipco Asphalt PCL NVDR(a)	1,290,400	882,968
Tisco Financial Group PCL NVDR	377,400	1,024,851
TTW PCL NVDR	3,217,577	1,243,985

Total Thailand		104,220,658

Turkey - 2.3%
Aksa Akrilik Kimya Sanayii AS	469,837	1,592,311
Alarko Holding AS	373,084	714,366
Cimsa Cimento Sanayi ve Ticaret AS	363,088	1,310,970
Enka Insaat ve Sanayi AS	1,400,143	2,226,728
Eregli Demir ve Celik Fabrikalari TAS	3,440,352	9,091,762
Ford Otomotiv Sanayi AS	101,175	1,607,710
Petkim Petrokimya Holding AS	2,055,210	4,211,674
Soda Sanayii AS	661,719	879,593
TAV Havalimanlari Holding AS	237,241	1,405,326
Tupras Turkiye Petrol Rafinerileri AS	306,384	9,817,928
Turk Traktor ve Ziraat Makineleri AS	30,851	618,387
Turkcell Iletisim Hizmetleri AS	2,875,415	11,739,483
Turkiye Is Bankasi Group C	907,938	1,669,039

Total Turkey		46,885,277

TOTAL COMMON STOCKS (Cost: $1,908,629,336)		1,999,187,283

EXCHANGE-TRADED FUNDS - 3.3%

United States - 3.3%
iShares MSCI India ETF	936,113	33,765,596
WisdomTree Global High Dividend Fund(a)(c)	16,606	805,557
WisdomTree India Earnings Fund(a)(c)	1,215,217	33,831,641

TOTAL EXCHANGE-TRADED FUNDS (Cost: $65,008,669)		68,402,794

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $15,438,947)(e)	15,438,947	15,438,947

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $1,989,076,952)		2,083,029,024
Other Assets less Liabilities - (0.5)%		(9,944,242)

NET ASSETS - 100.0%		$2,073,084,782

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $130,895,718 and the total market value of the collateral held by the Fund was $140,775,944. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $125,336,997.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/2/2018	16,497,007	MXN	837,327	USD	$5,842	$—
Bank of America N.A.	1/2/2018	14,962,384	TWD	504,600	USD	—	(1,806)
Bank of America N.A.	1/3/2018	3,361,833	TRY	889,139	USD	—	(2,486)
Bank of America N.A.	1/4/2018	9,363,610	ZAR	762,254	USD	—	(5,905)
JP Morgan Chase Bank N.A.	1/2/2018	10,754,453	MXN	545,149	USD	4,515	—
Merrill Lynch International	1/3/2018	48,627	USD	1,594,469	THB	—	(298)
Merrill Lynch International	1/4/2018	19,645,753	THB	603,000	USD	—	(185)

						$10,357	$(10,680)

CURRENCY LEGEND

MXN	Mexican peso

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.0%

Brazil - 5.6%
CCR S.A.	263,135	$1,281,128
Estacio Participacoes S.A.	84,973	840,739
Grendene S.A.	26,085	223,725
Localiza Rent a Car S.A.	41,383	275,213
Lojas Renner S.A.	41,401	442,954
M. Dias Branco S.A.	8,323	130,725
Natura Cosmeticos S.A.	10,619	105,835
Odontoprev S.A.	51,447	246,758
Ser Educacional S.A.(a)	3,394	32,026
Smiles Fidelidade S.A.	16,611	380,083

Total Brazil		3,959,186

Chile - 0.9%
Aguas Andinas S.A. Class A	714,078	473,048
Empresas Lipigas S.A.	14,665	133,539
Forus S.A.	11,165	50,290

Total Chile		656,877

China - 14.0%
AAC Technologies Holdings, Inc.	33,000	588,464
ANTA Sports Products Ltd.	163,000	739,175
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	24,000	32,605
Brilliance China Automotive Holdings Ltd.	100,000	267,356
China Conch Venture Holdings Ltd.	243,500	563,794
China Lesso Group Holdings Ltd.	60,000	38,837
China Maple Leaf Educational Systems Ltd.	50,000	58,588
China Medical System Holdings Ltd.	176,000	410,208
China Overseas Property Holdings Ltd.(b)	125,000	33,899
China Pioneer Pharma Holdings Ltd.	198,000	61,042
China Railway Signal & Communication Corp., Ltd. Class H(a)	87,000	68,110
China Yuhua Education Corp., Ltd.(a)	30,000	15,044
Cogobuy Group(a)(b)	45,000	23,889
Consun Pharmaceutical Group Ltd.	66,000	59,775
Cosmo Lady China Holdings Co., Ltd.(a)	116,000	41,994
CSPC Pharmaceutical Group Ltd.	262,000	528,873
Geely Automobile Holdings Ltd.	126,000	436,800
Greentown Service Group Co., Ltd.(b)	60,000	46,973
Guangzhou Automobile Group Co., Ltd. Class H	218,000	516,465
Haitian International Holdings Ltd.	81,000	243,498
Kingboard Laminates Holdings Ltd.	108,000	168,273
Logan Property Holdings Co., Ltd.(b)	422,000	436,181
Minth Group Ltd.	62,000	373,953
Shenzhou International Group Holdings Ltd.	107,000	1,018,357
Sino Biopharmaceutical Ltd.	219,000	388,285
Sunny Optical Technology Group Co., Ltd.	13,000	166,132
Tencent Holdings Ltd.	35,500	1,843,731
TravelSky Technology Ltd. Class H	41,000	122,990
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a)	27,000	54,364
Yadea Group Holdings Ltd.(a)	76,000	26,055
Yestar Healthcare Holdings Co., Ltd.(b)	67,500	28,667
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	36,200	126,651
Zhou Hei Ya International Holdings Co., Ltd.(a)	56,500	59,266
Zhuzhou CRRC Times Electric Co., Ltd. Class H	43,464	282,725

Total China		9,871,019

India - 16.0%
Adani Ports & Special Economic Zone Ltd.	15,726	99,945
AIA Engineering Ltd.	1,556	37,795
Ajanta Pharma Ltd.	2,750	64,259
Alembic Pharmaceuticals Ltd.	3,964	32,953
Alkem Laboratories Ltd.	1,664	57,404
Amara Raja Batteries Ltd.	3,450	45,414
Asian Paints Ltd.	13,417	243,525
Aurobindo Pharma Ltd.	6,302	67,925
Bajaj Auto Ltd.	6,597	344,550
Bajaj Corp., Ltd.	10,310	77,259
Bajaj Holdings & Investment Ltd.	1,961	88,095
Balkrishna Industries Ltd.*	1,342	25,107
Balkrishna Industries Ltd.	1,342	25,107
Bata India Ltd.	1,699	19,892
Berger Paints India Ltd.	8,647	37,086
Bharat Forge Ltd.	5,781	66,254
Britannia Industries Ltd.	881	65,001
Cadila Healthcare Ltd.	10,682	72,549
Care Ratings Ltd.	3,811	79,552
Castrol India Ltd.*	22,283	67,449
Castrol India Ltd.	22,283	67,449
Ceat Ltd.	985	30,106
Colgate-Palmolive India Ltd.	4,174	71,934
CRISIL Ltd.	3,431	100,765
Cummins India Ltd.	6,020	85,064
Dabur India Ltd.	25,185	137,984
DB Corp., Ltd.	6,344	34,713
DCM Shriram Ltd.	2,663	23,252
Eicher Motors Ltd.	279	132,625
Emami Ltd.	2,303	47,996
Finolex Industries Ltd.	3,127	32,320
GHCL Ltd.	6,032	30,043
Godrej Consumer Products Ltd.	13,380	209,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2017

Investments	Shares	Value

Greaves Cotton Ltd.	24,156	$51,886
Gulf Oil Lubricants India Ltd.	1,456	22,524
Havells India Ltd.	10,480	92,350
Hero MotoCorp Ltd.	12,641	749,647
Hexaware Technologies Ltd.	11,400	60,842
Hindustan Unilever Ltd.	64,236	1,376,604
Hindustan Zinc Ltd.	6,956	33,659
Indraprastha Gas Ltd.	7,728	40,657
InterGlobe Aviation Ltd.(a)	9,482	179,085
ITC Ltd.	348,367	1,436,804
Kajaria Ceramics Ltd.	2,280	26,052
Kansai Nerolac Paints Ltd.	4,455	40,123
L&T Technology Services Ltd.(a)	1,560	25,131
Larsen & Toubro Infotech Ltd.(a)	1,180	20,685
Mahanagar Gas Ltd.	1,780	30,523
Marico Ltd.	33,722	170,386
Maruti Suzuki India Ltd.	6,418	978,328
Mindtree Ltd.	8,038	77,121
Motherson Sumi Systems Ltd.	18,433	109,525
Natco Pharma Ltd.	4,326	65,181
Nestle India Ltd.	1,379	170,052
Persistent Systems Ltd.	2,711	30,496
PI Industries Ltd.	2,650	39,961
Pidilite Industries Ltd.	3,957	55,932
Rallis India Ltd.	8,327	34,579
Siemens Ltd.	2,533	49,132
Solar Industries India Ltd.	1,046	19,340
Sonata Software Ltd.	8,721	38,046
Sun Pharmaceutical Industries Ltd.	47,805	427,775
Sun TV Network Ltd.	7,988	123,917
Supreme Industries Ltd.	2,553	51,778
Supreme Petrochem Ltd.	2,808	16,810
Tata Consultancy Services Ltd.	30,204	1,278,243
Thyrocare Technologies Ltd.(a)	2,496	27,339
Titan Co., Ltd.	5,110	68,703
Torrent Pharmaceuticals Ltd.	3,372	74,942
TVS Motor Co., Ltd.	1,412	17,049
UPL Ltd.	21,311	254,654
Vakrangee Ltd.*	3,379	22,248
Vakrangee Ltd.	3,379	22,248
Vardhman Textiles Ltd.	1,743	37,654
Voltas Ltd.	4,490	46,140
Welspun India Ltd.	18,608	20,816
Zee Entertainment Enterprises Ltd.	16,153	147,238

Total India		11,283,089

Indonesia - 8.2%
Ace Hardware Indonesia Tbk PT	714,507	60,826
Hanjaya Mandala Sampoerna Tbk PT	1,782,600	621,463
Kalbe Farma Tbk PT	1,843,831	229,672
Matahari Department Store Tbk PT	758,500	559,056
Nippon Indosari Corpindo Tbk PT	348,700	32,769
Pakuwon Jati Tbk PT	1,238,200	62,515
Surya Citra Media Tbk PT	919,200	168,020
Telekomunikasi Indonesia Persero Tbk PT	10,417,900	3,409,285
Unilever Indonesia Tbk PT	151,665	624,881

Total Indonesia		5,768,487

Malaysia - 1.7%
Fraser & Neave Holdings Bhd	13,200	88,065
Hai-O Enterprise Bhd	26,600	35,230
HAP Seng Consolidated Bhd	93,200	219,931
Hartalega Holdings Bhd	62,000	163,617
HeveaBoard Bhd	133,400	39,226
Inari Amertron Bhd	136,950	115,056
Kossan Rubber Industries	21,200	42,484
Lingkaran Trans Kota Holdings Bhd	53,800	73,781
Matrix Concepts Holdings Bhd	176,300	95,403
My EG Services Bhd	72,250	39,812
Padini Holdings Bhd	43,500	56,753
Petron Malaysia Refining & Marketing Bhd	8,700	29,107
Scientex Bhd	30,900	66,121
Serba Dinamik Holdings Bhd	50,000	40,030
SKP Resources Bhd	126,000	70,986
Sunway Construction Group Bhd	78,400	48,625

Total Malaysia		1,224,227

Mexico - 5.6%
America Movil S.A.B. de C.V. Series L	2,719,216	2,355,713
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	97,186	505,017
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B(b)	24,739	452,751
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	275,556	488,003
Promotora y Operadora de Infraestructura S.A.B. de C.V. Series L	3,328	24,664
Rassini S.A.B. de C.V.	20,593	74,202

Total Mexico		3,900,350

Philippines - 0.4%
D&L Industries, Inc.	217,500	48,188
Semirara Mining & Power Corp.	263,100	193,952

Total Philippines		242,140

Poland - 0.4%
CCC S.A.	1,376	112,858
CD Projekt S.A.	1,895	52,900
LiveChat Software S.A.	2,184	25,078
Warsaw Stock Exchange	6,363	86,047

Total Poland		276,883

Russia - 10.5%
Magnit PJSC GDR Reg S	58,164	1,590,785
MMC Norilsk Nickel PJSC ADR	227,524	4,263,800
Novatek PJSC GDR Reg S	12,433	1,494,447

Total Russia		7,349,032

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2017

Investments	Shares	Value

Singapore - 0.2%
IGG, Inc.(b)	156,000	$168,426

South Africa - 10.1%
Astral Foods Ltd.	4,440	96,080
AVI Ltd.	95,458	852,491
City Lodge Hotels Ltd.	2,924	34,098
Clicks Group Ltd.	30,011	439,087
Mr. Price Group Ltd.	53,854	1,065,204
Naspers Ltd. Class N	4,555	1,269,734
Netcare Ltd.	381,530	775,079
Pick n Pay Stores Ltd.	76,347	428,974
RMB Holdings Ltd.	272,625	1,743,435
Santam Ltd.	3,539	76,337
Tsogo Sun Holdings Ltd.	169,553	333,628

Total South Africa		7,114,147

South Korea - 7.5%
BGF Co., Ltd.	1,021	14,544
Caregen Co., Ltd.	618	49,472
Com2uS Corp.	400	50,852
Cosmax, Inc.	477	52,131
Dongwon Development Co., Ltd.	7,584	35,279
DoubleUGames Co., Ltd.	514	24,823
Grand Korea Leisure Co., Ltd.	8,145	222,541
Hanssem Co., Ltd.	475	79,865
IS Dongseo Co., Ltd.	3,402	110,588
It’s Hanbul Co., Ltd.	1,635	69,337
Jeju Air Co., Ltd.	862	28,464
Korea Asset In Trust Co., Ltd.	7,874	54,354
Korea Petrochemical Ind Co., Ltd.	475	116,914
Korea Real Estate Investment & Trust Co., Ltd.	26,826	78,432
LEENO Industrial, Inc.	623	33,462
Loen Entertainment, Inc.	442	46,448
Medy-Tox, Inc.	61	27,630
Modetour Network, Inc.	1,838	52,365
NAVER Corp.	60	48,760
NICE Information Service Co., Ltd.	4,152	33,703
Samjin Pharmaceutical Co., Ltd.	1,879	62,923
Samsung Electronics Co., Ltd.	882	2,099,235
SK Holdings Co., Ltd.	2,702	714,274
SK Hynix, Inc.	14,539	1,038,937
SK Materials Co., Ltd.	713	119,882

Total South Korea		5,265,215

Taiwan - 12.9%
Accton Technology Corp.	53,000	188,786
Advantech Co., Ltd.	25,399	179,663
Aerospace Industrial Development Corp.	7,998	9,958
ASMedia Technology, Inc.	2,000	24,464
Aten International Co., Ltd.	16,000	45,163
Catcher Technology Co., Ltd.	80,000	881,765
Charoen Pokphand Enterprise	57,000	122,970
China Steel Chemical Corp.	36,000	154,242
Chong Hong Construction Co., Ltd.	118,000	303,738
Chroma ATE, Inc.	30,000	163,315
Cleanaway Co., Ltd.	31,000	182,301
Cub Elecparts, Inc.	7,618	70,142
Eclat Textile Co., Ltd.	33,483	334,734
Elite Advanced Laser Corp.	16,000	69,627
Elite Material Co., Ltd.	35,000	119,378
Ennoconn Corp.	4,050	61,243
Feng TAY Enterprise Co., Ltd.	86,680	394,682
Flytech Technology Co., Ltd.	4,000	11,009
Formosa International Hotels Corp.	17,000	87,975
Foxsemicon Integrated Technology, Inc.	3,000	21,070
Grape King Bio Ltd.	26,000	181,730
Holtek Semiconductor, Inc.	30,000	69,358
Hota Industrial Manufacturing Co., Ltd.	30,383	150,085
Kung Long Batteries Industrial Co., Ltd.	29,000	139,842
Largan Precision Co., Ltd.	4,000	540,350
LCY Chemical Corp.	267,000	435,153
Merry Electronics Co., Ltd.	24,000	156,863
momo.com, Inc.	9,000	65,779
Nien Made Enterprise Co., Ltd.	26,000	277,836
Novatek Microelectronics Corp.	111,000	423,358
Posiflex Technology, Inc.	14,000	64,217
Ruentex Industries Ltd.	68,000	115,624
Shiny Chemical Industrial Co., Ltd.	22,000	58,329
Sinbon Electronics Co., Ltd.	28,000	81,200
Standard Foods Corp.	63,408	157,676
Sunny Friend Environmental Technology Co., Ltd.	11,000	94,259
Taiwan Semiconductor Manufacturing Co., Ltd.	309,291	2,385,278
Thinking Electronic Industrial Co., Ltd.	10,000	28,294
Vivotek, Inc.	9,175	29,814
Voltronic Power Technology Corp.	9,150	158,350

Total Taiwan		9,039,620

Thailand - 3.3%
Amata Corp. PCL NVDR	89,700	71,562
Bangkok Aviation Fuel Services PCL NVDR	49,200	70,577
Bumrungrad Hospital PCL NVDR	26,490	153,624
Carabao Group PCL NVDR	23,200	57,484
Chularat Hospital PCL NVDR	404,100	26,039
Com7 PCL NVDR	45,600	22,807
CP ALL PCL NVDR	414,717	979,847
Eastern Polymer Group PCL NVDR	117,900	40,880
Energy Absolute PCL NVDR	51,300	82,640
Forth Smart Service PCL NVDR	34,300	18,523
Karmarts PCL NVDR	98,200	22,147
KCE Electronics PCL NVDR	19,200	48,751
Malee Group PCL NVDR	18,600	21,830
MCS Steel PCL NVDR	130,600	46,485
SPCG PCL NVDR	133,000	89,374
SVI PCL NVDR(b)	191,200	24,641
Syntec Construction PCL NVDR	134,800	22,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2017

Investments	Shares	Value

Taokaenoi Food & Marketing PCL NVDR	78,100	$50,086
Thai Vegetable Oil PCL NVDR	202,500	184,854
TIPCO Foods PCL NVDR	48,700	23,311
TTW PCL NVDR	493,300	190,721
VGI Global Media PCL NVDR	308,380	61,979

Total Thailand		2,311,118

Turkey - 2.7%
Arcelik AS	46,614	264,567
BIM Birlesik Magazalar AS	28,268	582,269
EGE Endustri VE Ticaret AS	245	20,806
Petkim Petrokimya Holding AS	314,036	643,544
Sasa Polyester Sanayi AS	14,313	43,374
Tofas Turk Otomobil Fabrikasi AS	30,515	265,747
Turk Traktor ve Ziraat Makineleri AS	5,242	105,072

Total Turkey		1,925,379

TOTAL COMMON STOCKS (Cost: $60,747,999)		70,355,195

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $548,262)(d)	548,262	548,262
TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $61,296,261)		70,903,457
Other Assets less Liabilities - (0.8)%		(568,568)

NET ASSETS - 100.0%		$70,334,889

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $1,002,918 and the total market value of the collateral held by the Fund was $1,074,411. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $526,149.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	1/2/2018	21,806	USD	170,431	HKD	$4	$—
Merrill Lynch International	1/5/2018	16,777	USD	546,782	THB	—	—

						$4	$—

CURRENCY LEGEND

HKD	Hong Kong dollar

THB	Thai baht

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.5%

Brazil - 4.4%
AES Tiete Energia S.A.	1,201,930	$4,619,881
Alupar Investimento S.A.	240,968	1,340,285
Arezzo Industria e Comercio S.A.	125,943	2,076,839
Cia de Saneamento de Minas Gerais-COPASA	185,130	2,421,631
Cia Hering	864,089	6,673,890
Cia Paranaense de Energia	132,000	851,587
CVC Brasil Operadora e Agencia de Viagens S.A.	194,137	2,838,517
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	179,843	716,748
EcoRodovias Infraestrutura e Logistica S.A.	748,300	2,774,740
Ez Tec Empreendimentos e Participacoes S.A.	355,022	2,317,152
Grendene S.A.	508,529	4,361,536
Guararapes Confeccoes S.A.	14,419	652,204
Iguatemi Empresa de Shopping Centers S.A.	133,804	1,588,900
Instituto Hermes Pardini S.A.	66,500	669,591
Linx S.A.	129,700	837,531
Magnesita Refratarios S.A.	197,100	2,994,736
Mahle-Metal Leve S.A.	83,243	599,020
Minerva S.A.	271,000	870,082
MRV Engenharia e Participacoes S.A.	1,295,709	5,874,850
Multiplus S.A.	340,007	3,587,545
Odontoprev S.A.	847,124	4,063,110
Sao Martinho S.A.	157,531	916,568
SLC Agricola S.A.	445,917	3,585,242
Sul America S.A.	678,372	3,816,111
Tegma Gestao Logistica S.A.	39,100	233,509
TOTVS S.A.	253,996	2,288,728
Tupy S.A.	642,349	3,534,072
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	243,203	1,359,315
Wiz Solucoes e Corretagem de Seguros S.A.	392,644	1,387,292

Total Brazil		69,851,212

Chile - 1.9%
CAP S.A.	151,620	1,937,816
Empresas Lipigas S.A.	245,527	2,235,766
Engie Energia Chile S.A.	800,716	1,721,400
Forus S.A.	235,278	1,059,742
Grupo Security S.A.	6,610,110	3,010,331
Inversiones Aguas Metropolitanas S.A.	1,449,771	2,753,240
Inversiones La Construccion S.A.	247,115	4,675,246
Parque Arauco S.A.	1,393,111	4,319,464
Ripley Corp. S.A.	2,132,511	2,317,265
Salfacorp S.A.	666,964	1,231,375
Sociedad Matriz SAAM S.A.	10,102,463	1,085,023
SONDA S.A.	495,528	986,254
Vina Concha y Toro S.A.	1,351,085	2,558,577

Total Chile		29,891,499

China - 20.3%
Angang Steel Co., Ltd. Class H(a)	930,000	850,613
Anhui Expressway Co., Ltd. Class H	1,953,666	1,629,450
AviChina Industry & Technology Co., Ltd. Class H	2,008,000	1,068,563
BAIC Motor Corp., Ltd. Class H(b)	4,625,000	6,022,860
Bank of Chongqing Co., Ltd. Class H	3,410,500	2,713,636
BBMG Corp. Class H	3,684,000	1,672,982
Beijing Capital International Airport Co., Ltd. Class H	2,496,000	3,761,258
Beijing Capital Land Ltd. Class H	3,778,000	1,962,146
Beijing Jingneng Clean Energy Co., Ltd. Class H	7,792,000	2,093,204
Beijing North Star Co., Ltd. Class H	1,806,000	658,424
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	397,000	539,335
Beijing Urban Construction Design & Development Group Co., Ltd. Class H(b)	1,361,000	790,419
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Central China Securities Co., Ltd. Class H(a)	6,507,000	2,738,545
CGN Meiya Power Holdings Co., Ltd.*(b)	6,888,000	969,235
China Aerospace International Holdings Ltd.	7,986,000	960,286
China Aoyuan Property Group Ltd.	4,676,000	2,566,109
China Coal Energy Co., Ltd. Class H(a)	2,037,000	919,833
China Communications Services Corp., Ltd. Class H	7,252,000	4,861,075
China Electronics Huada Technology Co., Ltd.	4,568,000	800,553
China High Speed Transmission Equipment Group Co., Ltd.(a)	1,265,000	2,184,578
China Lesso Group Holdings Ltd.	2,874,000	1,860,289
China Lilang Ltd.	2,568,000	2,072,849
China Maple Leaf Educational Systems Ltd.(a)	934,000	1,094,424
China Merchants Securities Co., Ltd. Class H(a)(b)	1,677,600	2,600,963
China National Building Material Co., Ltd. Class H(a)	2,560,000	2,289,077
China Oilfield Services Ltd. Class H	1,974,000	1,921,653
China Overseas Property Holdings Ltd.	2,730,000	740,358
China Pioneer Pharma Holdings Ltd.	3,060,000	943,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

China Power Clean Energy Development Co., Ltd.	1,484,000	$782,122
China Railway Signal & Communication Corp., Ltd. Class H(b)	3,133,000	2,452,760
China Reinsurance Group Corp. Class H	22,427,000	5,106,630
China Resources Phoenix Healthcare Holdings Co., Ltd.(a)	490,500	618,670
China Sanjiang Fine Chemicals Co., Ltd.	3,712,000	1,419,784
China SCE Property Holdings Ltd.	7,134,000	3,075,433
China Shineway Pharmaceutical Group Ltd.	2,066,000	1,926,642
China Silver Group Ltd.	2,516,000	769,222
China Singyes Solar Technologies Holdings Ltd.(a)	2,454,000	1,064,186
China South City Holdings Ltd.	8,642,000	2,266,268
China Southern Airlines Co., Ltd. Class H	3,172,000	3,274,537
China Suntien Green Energy Corp., Ltd. Class H	5,039,000	1,334,314
China Travel International Investment Hong Kong Ltd.	5,184,000	1,929,751
China Yongda Automobiles Services Holdings Ltd.	1,506,500	1,732,495
China ZhengTong Auto Services Holdings Ltd.	1,430,500	1,447,463
Chongqing Rural Commercial Bank Co., Ltd. Class H	12,351,000	8,721,364
CITIC Resources Holdings Ltd.(a)	7,366,000	725,547
CITIC Telecom International Holdings Ltd.	8,885,000	2,352,724
Cogobuy Group(a)(b)	1,175,000	623,777
Colour Life Services Group Co., Ltd.*(a)	920,000	611,976
Consun Pharmaceutical Group Ltd.	1,517,000	1,373,922
COSCO Shipping Energy Transportation Co., Ltd. Class H	7,400,000	4,042,061
Cosmo Lady China Holdings Co., Ltd.(a)(b)	2,173,000	786,664
CPMC Holdings Ltd.	2,780,000	2,201,297
CSC Financial Co., Ltd. Class H(a)(b)	2,327,000	2,059,898
Dah Chong Hong Holdings Ltd.	2,336,000	1,081,744
E-Commodities Holdings Ltd.	21,444,000	2,139,654
Everbright Securities Co., Ltd. Class H(a)(b)	2,102,800	2,622,683
Fantasia Holdings Group Co., Ltd.	7,888,500	1,079,746
Fu Shou Yuan International Group Ltd.	1,518,000	1,295,212
Fufeng Group Ltd.*	4,034,000	2,631,778
Future Land Development Holdings Ltd.	3,718,565	2,330,852
Fuyao Glass Industry Group Co., Ltd. Class H(b)	1,591,600	6,708,610
Goodbaby International Holdings Ltd.	992,000	544,393
Greatview Aseptic Packaging Co., Ltd.	3,621,000	2,640,259
Greenland Hong Kong Holdings Ltd.	2,567,000	1,021,244
Greentown Service Group Co., Ltd.(a)	756,000	591,857
Guangshen Railway Co., Ltd. Class H(a)	2,224,665	1,494,057
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	522,000	1,539,163
Guangzhou R&F Properties Co., Ltd. Class H	6,724,800	15,157,532
Guotai Junan International Holdings Ltd.(a)	8,148,000	2,553,644
HC International, Inc.(a)	839,000	614,978
Hisense Kelon Electrical Holdings Co., Ltd. Class H	1,303,000	1,538,471
Huabao International Holdings Ltd.	3,583,000	2,355,880
Huadian Fuxin Energy Corp., Ltd. Class H	9,182,000	2,243,437
Huadian Power International Corp., Ltd. Class H	8,898,000	3,232,615
Huaneng Renewables Corp., Ltd. Class H	8,668,000	2,938,380
Jiangnan Group Ltd.	17,748,000	1,203,285
Jiangsu Expressway Co., Ltd. Class H	4,835,933	7,361,570
Jiangxi Copper Co., Ltd. Class H	1,776,000	2,817,136
Legend Holdings Corp. Class H(a)(b)	552,500	2,537,289
Livzon Pharmaceutical Group, Inc. Class H	59,900	472,776
Lonking Holdings Ltd.	3,699,000	1,623,012
Luye Pharma Group Ltd.(a)	3,393,000	2,678,010
Metallurgical Corp. of China Ltd. Class H	8,533,000	2,510,573
Orient Securities Co., Ltd. Class H(b)	1,844,000	1,743,205
Powerlong Real Estate Holdings Ltd.	6,916,000	3,353,030
Qingdao Port International Co., Ltd. Class H(b)	3,310,000	2,218,720
Red Star Macalline Group Corp., Ltd. Class H(b)	4,734,600	7,667,614
Shandong Chenming Paper Holdings Ltd. Class H	822,000	1,480,532
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	3,108,000	2,262,229
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H(a)	9,688,000	793,154
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	396,500	2,543,650
Shanghai Industrial Urban Development Group Ltd.	2,598,000	621,475
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	3,281,587	1,141,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,514,700	$4,098,078
Shenzhen Expressway Co., Ltd. Class H	2,211,697	2,243,582
Shougang Fushan Resources Group Ltd.	13,412,000	2,882,346
Shui On Land Ltd.	12,300,500	3,398,754
Sichuan Expressway Co., Ltd. Class H	2,914,000	1,062,374
Sinopec Engineering Group Co., Ltd. Class H	2,177,500	2,061,262
Sinopec Kantons Holdings Ltd.	2,304,000	1,488,391
Sinopec Shanghai Petrochemical Co., Ltd. Class H	22,034,000	12,542,860
Sinotrans Ltd. Class H	7,761,000	3,802,416
SITC International Holdings Co., Ltd.	4,342,000	4,287,956
Skyworth Digital Holdings Ltd.	5,302,000	2,278,884
SSY Group Ltd.(a)	2,448,000	1,506,259
Sun King Power Electronics Group(a)	2,014,000	466,317
TCL Multimedia Technology Holdings Ltd.(a)	1,679,000	837,642
Tian Ge Interactive Holdings Ltd.(a)(b)	648,000	510,621
Tianjin Port Development Holdings Ltd.*	6,594,000	970,041
Tianneng Power International Ltd.	2,470,000	2,565,643
Times Property Holdings Ltd.(a)	3,275,000	3,221,669
Tong Ren Tang Technologies Co., Ltd. Class H(a)	1,659,888	2,399,388
TravelSky Technology Ltd. Class H	1,247,000	3,740,697
Tsaker Chemical Group Ltd.(b)	1,001,000	678,661
Virscend Education Co., Ltd.(b)	1,579,000	1,009,939
Weichai Power Co., Ltd. Class H	6,535,076	7,155,955
Wisdom Sports Group(a)	4,641,000	469,010
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)	336,500	677,537
Xingda International Holdings Ltd.	4,583,000	1,623,951
Xinhua Winshare Publishing and Media Co., Ltd. Class H	4,286,000	3,404,764
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	1,109,980	1,885,630
XTEP International Holdings Ltd.(a)	2,624,000	1,023,781
Yadea Group Holdings Ltd.(b)	1,316,000	451,163
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)(b)	110,500	507,458
Yanzhou Coal Mining Co., Ltd. Class H(a)	2,940,000	3,437,453
Yi Hua Holdings Ltd.	2,252,000	406,191
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(b)	524,800	1,836,092
Yuexiu Property Co., Ltd.	27,552,000	5,145,756
Yuexiu Transport Infrastructure Ltd.	3,326,000	2,442,178
Yuzhou Properties Co., Ltd.	10,961,000	5,846,951
Zhaojin Mining Industry Co., Ltd. Class H(a)	1,107,000	856,734
Zhejiang Expressway Co., Ltd. Class H	5,922,000	6,507,359
Zijin Mining Group Co., Ltd. Class H	14,452,000	5,453,724
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	5,986,800	2,565,564

Total China		319,121,890

Czech Republic - 1.0%
Moneta Money Bank AS(b)	4,140,344	16,047,241

Hong Kong - 0.9%
C&D International Investment Group Ltd.	800,000	706,126
Canvest Environmental Protection Group Co., Ltd.	782,000	461,159
China Vast Industrial Urban Development Co., Ltd.(b)	1,183,000	584,138
China Water Affairs Group Ltd.(a)	1,360,000	1,229,990
Comba Telecom Systems Holdings Ltd.	3,410,000	654,318
Concord New Energy Group Ltd.	24,430,000	1,078,166
CP Pokphand Co., Ltd.	34,872,000	2,765,743
Hua Han Health Industry Holdings Ltd.*†(a)	8,880,000	301,025
Joy City Property Ltd.	9,146,000	1,474,161
Ju Teng International Holdings Ltd.	1,842,000	600,860
LVGEM China Real Estate Investment Co., Ltd.(a)	2,504,000	954,539
Pou Sheng International Holdings Ltd.(a)	5,671,000	819,750
Wasion Group Holdings Ltd.(a)	1,624,000	793,583
Welling Holding Ltd.	5,174,000	1,323,731

Total Hong Kong		13,747,289

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	2,114,499	3,748,822

India - 4.0%
AIA Engineering Ltd.	19,024	462,087
Allcargo Logistics Ltd.	225,474	737,597
Amara Raja Batteries Ltd.	139,345	1,834,282
Apollo Hospitals Enterprise Ltd.	75,779	1,430,395
Apollo Tyres Ltd.	387,365	1,627,992
Arvind Ltd.	120,568	851,546
Bajaj Corp., Ltd.	67,293	504,269
Balmer Lawrie & Co., Ltd.	63,477	272,346
Balrampur Chini Mills Ltd.	286,234	593,747
Banco Products India Ltd.	43,570	177,413
Bata India Ltd.	42,879	502,032
Care Ratings Ltd.	57,314	1,196,386
Ceat Ltd.	21,183	647,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

CESC Ltd.	49,276	$809,075
Chennai Petroleum Corp., Ltd.	231,420	1,553,979
Coromandel International Ltd.	107,890	979,128
CRISIL Ltd.	28,045	823,654
Crompton Greaves Consumer Electricals Ltd.	393,639	1,699,072
DB Corp., Ltd.	213,608	1,168,816
Engineers India Ltd.	488,969	1,526,795
Finolex Industries Ltd.	45,412	469,363
Gateway Distriparks Ltd.	114,007	420,912
GE T&D India Ltd.	102,217	709,526
GHCL Ltd.	152,493	759,508
Great Eastern Shipping Co., Ltd. (The)	93,352	584,076
Greaves Cotton Ltd.	430,470	924,640
Gujarat Pipavav Port Ltd.	350,960	750,555
Gulf Oil Lubricants India Ltd.	19,665	304,214
HeidelbergCement India Ltd.	304,463	730,301
Hexaware Technologies Ltd.	248,397	1,325,705
Indian Bank	321,271	1,896,092
Indian Hotels Co., Ltd. (The)	526,432	971,583
IRB Infrastructure Developers Ltd.	645,192	2,405,792
Jagran Prakashan Ltd.	48,394	134,846
Jain Irrigation Systems Ltd.	462,042	910,294
JSW Energy Ltd.	607,325	879,195
Jyothy Laboratories Ltd.	39,243	234,988
Kajaria Ceramics Ltd.	55,391	632,904
Karnataka Bank Ltd. (The)	756,076	1,796,388
Karur Vysya Bank Ltd. (The)	837,459	1,642,707
KPIT Technologies Ltd.	288,189	816,108
L&T Technology Services Ltd.(b)	10,238	164,932
Mindtree Ltd.	249,447	2,393,347
Mphasis Ltd.	201,593	2,291,895
Multi Commodity Exchange of India Ltd.	51,448	734,753
Natco Pharma Ltd.	63,169	951,778
NIIT Technologies Ltd.	65,720	664,176
Persistent Systems Ltd.	60,857	684,585
PI Industries Ltd.	61,223	923,225
Rallis India Ltd.	248,944	1,033,765
Redington India Ltd.	342,971	938,196
Reliance Infrastructure Ltd.	385,374	3,344,004
SJVN Ltd.	975,079	517,883
Sonata Software Ltd.	270,205	1,178,780
South Indian Bank Ltd. (The)	2,744,446	1,332,934
SRF Ltd.	24,603	763,675
Sundram Fasteners Ltd.	58,006	531,871
Supreme Industries Ltd.	47,744	968,307
Tata Global Beverages Ltd.	366,390	1,816,236
Torrent Power Ltd.	116,617	517,516
Vijaya Bank	990,350	1,060,521
Wockhardt Ltd.*	79,717	1,163,204

Total India		62,673,337

Indonesia - 2.7%
Ace Hardware Indonesia Tbk PT	13,156,400	1,120,003
Adhi Karya Persero Tbk PT	5,153,900	716,057
AKR Corporindo Tbk PT	3,989,645	1,867,274
Astra Agro Lestari Tbk PT	1,263,366	1,224,490
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,267,500	3,408,292
Bank Tabungan Negara Persero Tbk PT	9,334,116	2,456,075
Bukit Asam Persero Tbk PT	10,452,000	1,895,111
Ciputra Development Tbk PT	6,969,100	608,689
Global Mediacom Tbk PT	10,817,000	470,391
Indo Tambangraya Megah Tbk PT	3,021,700	4,610,222
Japfa Comfeed Indonesia Tbk PT	16,629,700	1,593,411
Matahari Department Store Tbk PT	13,357,600	9,845,292
Media Nusantara Citra Tbk PT	20,836,940	1,973,500
Pakuwon Jati Tbk PT	15,572,600	786,234
Puradelta Lestari Tbk PT	99,693,400	1,256,501
Summarecon Agung Tbk PT	8,957,300	623,891
Tower Bersama Infrastructure Tbk PT	4,110,403	1,946,515
Waskita Beton Precast Tbk PT	53,515,600	1,609,314
Waskita Karya Persero Tbk PT	12,351,300	2,011,894
Wijaya Karya Beton Tbk PT	27,524,200	1,014,343
Wijaya Karya Persero Tbk PT	11,112,900	1,269,578

Total Indonesia		42,307,077

Malaysia - 5.1%
7-Eleven Malaysia Holdings Bhd Class B	2,126,800	809,309
AirAsia Bhd	11,633,700	9,630,070
Alliance Bank Malaysia Bhd	1,381,847	1,393,115
Ann Joo Resources Bhd	797,900	761,031
Berjaya Sports Toto Bhd	7,164,500	3,965,525
Bermaz Auto Bhd	3,660,980	1,990,155
Bursa Malaysia Bhd	1,251,500	3,129,523
Cahya Mata Sarawak Bhd	1,507,000	1,452,261
Dialog Group Bhd	5,868,176	3,639,516
DRB-Hicom Bhd	1,669,500	754,926
Econpile Holdings Bhd	1,265,500	378,368
Felda Global Ventures Holdings Bhd	1,173,700	490,129
Fraser & Neave Holdings Bhd	320,700	2,139,585
Genting Plantations Bhd	597,800	1,551,001
George Kent Malaysia Bhd	692,300	600,438
Globetronics Technology Bhd	744,300	1,213,832
Hartalega Holdings Bhd	1,254,044	3,309,412
HeveaBoard Bhd	1,771,800	520,989
Inari Amertron Bhd	2,667,550	2,241,085
IOI Properties Group Bhd	5,424,600	2,479,741
Kossan Rubber Industries	430,000	861,700
KPJ Healthcare Bhd	4,045,800	969,712
LBS Bina Group Bhd	2,327,400	1,351,468
Lingkaran Trans Kota Holdings Bhd	1,259,800	1,727,672
Mah Sing Group Bhd	5,870,577	2,103,370
Malakoff Corp. Bhd	4,756,663	1,151,848
Malaysian Resources Corp. Bhd	2,275,143	629,642
Matrix Concepts Holdings Bhd	3,007,200	1,627,321
Muhibbah Engineering M Bhd	1,415,500	993,333
My EG Services Bhd	1,175,000	647,455
Padini Holdings Bhd	1,225,800	1,599,265
Pos Malaysia Bhd	1,073,400	1,392,476
QL Resources Bhd	703,200	755,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

Sapura Energy Bhd	1,710,500	$300,088
Scientex Bhd	549,700	1,176,279
SKP Resources Bhd	2,032,400	1,145,014
SP Setia Bhd Group	6,715,340	6,637,351
Sunway Bhd	4,285,761	1,726,165
Sunway Construction Group Bhd	2,870,500	1,780,320
Top Glove Corp. Bhd	1,887,580	3,726,653
Tune Protect Group Bhd	3,303,300	857,046
Unisem M Bhd	1,689,200	1,523,494
UOA Development Bhd	2,128,660	1,257,103
VS Industry Bhd	2,343,100	1,742,706

Total Malaysia		80,133,341

Mexico - 2.3%
Banregio Grupo Financiero S.A.B. de C.V.	174,436	957,078
Bolsa Mexicana de Valores S.A.B. de C.V.	2,253,369	3,898,522
Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,175,594	3,953,769
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,502,227	7,806,160
Grupo Cementos de Chihuahua S.A.B. de C.V.	89,500	418,418
Grupo Comercial Chedraui S.A. de C.V.	447,900	825,955
Grupo Financiero Interacciones S.A. de C.V.	477,897	2,134,788
Grupo Rotoplas S.A.B. de C.V.*(a)	386,400	596,619
Macquarie Mexico Real Estate Management S.A. de C.V.*	6,815,601	7,228,219
Megacable Holdings S.A.B. de C.V. Series CPO	815,769	3,335,958
Prologis Property Mexico S.A. de C.V.	2,150,600	3,738,310
Qualitas Controladora S.A.B. de C.V.	485,500	905,714
Unifin Financiera S.A.B. de C.V. SOFOM ENR	195,632	666,222

Total Mexico		36,465,732

Philippines - 0.8%
Cebu Air, Inc.	542,330	1,086,398
D&L Industries, Inc.	4,791,100	1,061,490
Energy Development Corp.	20,396,400	2,345,259
Filinvest Land, Inc.	29,450,000	1,109,095
Manila Water Co., Inc.	2,603,245	1,462,761
Petron Corp.	2,163,300	397,385
Pilipinas Shell Petroleum Corp.	1,541,390	1,883,509
Robinsons Land Corp.	2,543,560	1,085,293
Robinsons Retail Holdings, Inc.	527,140	1,015,843
Vista Land & Lifescapes, Inc.	7,628,000	915,299

Total Philippines		12,362,332

Poland - 0.9%
Asseco Poland S.A.	511,632	6,475,646
Enea S.A.	301,869	999,049
Energa S.A.	390,534	1,430,729
Eurocash S.A.	140,664	1,071,537
Grupa Azoty S.A.	63,350	1,268,896
LiveChat Software S.A.	60,727	697,308
Warsaw Stock Exchange	134,913	1,824,439

Total Poland		13,767,604

Russia - 0.1%
TMK PJSC GDR Reg S	322,227	1,491,911

Singapore - 0.3%
IGG, Inc.(a)	4,481,000	4,837,941

South Africa - 12.7%
Adcock Ingram Holdings Ltd.	232,374	1,095,236
Advtech Ltd.	1,014,570	1,380,897
Aeci Ltd.	246,199	1,988,683
African Rainbow Minerals Ltd.	522,751	5,668,344
Alexander Forbes Group Holdings Ltd.	5,350,046	2,981,851
Ascendis Health Ltd.(a)	513,777	734,560
Astral Foods Ltd.	81,531	1,764,310
AVI Ltd.	1,491,136	13,316,639
Barloworld Ltd.	578,274	7,453,102
Blue Label Telecoms Ltd.	1,428,014	1,720,999
Capevin Holdings Ltd.	2,568,339	1,875,427
City Lodge Hotels Ltd.	91,299	1,064,688
Coronation Fund Managers Ltd.	1,698,160	10,136,836
Distell Group Ltd.	341,987	3,918,486
EOH Holdings Ltd.	318,426	1,734,624
Foschini Group Ltd. (The)	1,103,441	17,588,208
Harmony Gold Mining Co., Ltd.	1,408,830	2,582,096
Hosken Consolidated Investments Ltd.	61,833	694,248
Hyprop Investments Ltd.	1,752,098	16,601,058
Investec Ltd.	1,265,520	9,171,442
JSE Ltd.	439,011	5,455,368
KAP Industrial Holdings Ltd.	3,241,967	2,081,877
Lewis Group Ltd.(a)	330,205	705,220
Massmart Holdings Ltd.	205,926	2,321,075
Metair Investments Ltd.	1,113,983	1,934,623
MMI Holdings Ltd.	7,612,745	12,913,380
Mpact Ltd.	675,879	1,332,104
Murray & Roberts Holdings Ltd.	573,538	561,030
Oceana Group Ltd.	337,988	2,320,596
Omnia Holdings Ltd.	236,773	2,828,462
Peregrine Holdings Ltd.	740,685	1,528,037
Pick n Pay Stores Ltd.	1,168,517	6,565,593
Pioneer Foods Group Ltd.	451,926	5,004,040
Raubex Group Ltd.	894,238	1,440,315
Reunert Ltd.	496,394	2,890,954
Rhodes Food Group Pty Ltd.(a)	582,172	1,053,365
Sandown Capital Pty Ltd.*	740,685	194,445
Santam Ltd.	186,535	4,023,611
SPAR Group Ltd. (The)	786,732	12,921,342
Tongaat Hulett Ltd.	14,267	132,102
Trencor Ltd.	587,403	2,277,491
Truworths International Ltd.	2,665,594	20,340,765
Tsogo Sun Holdings Ltd.	1,782,584	3,507,572
Wilson Bayly Holmes-Ovcon Ltd.	65,146	817,956
Zeder Investments Ltd.	3,265,732	1,820,158

Total South Africa		200,443,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

South Korea - 8.6%
Able C&C Co., Ltd.(a)	34,399	$533,393
Aekyung Petrochemical Co., Ltd.	31,581	517,721
Ahnlab, Inc.	12,258	614,875
Bukwang Pharmaceutical Co., Ltd.	58,230	1,283,665
Caregen Co., Ltd.	7,379	590,706
Cheil Worldwide, Inc.	121,287	2,401,835
CJ CGV Co., Ltd.	10,909	756,105
CJ O Shopping Co., Ltd.	4,309	929,783
Com2uS Corp.	11,378	1,446,496
Cosmax, Inc.(a)	6,229	680,765
Cuckoo Electronics Co., Ltd.†	8,241	1,270,156
Daeduck Electronics Co.	132,839	1,223,476
Daewoong Pharmaceutical Co., Ltd.	6,610	1,015,688
Daishin Securities Co., Ltd.	134,956	1,815,297
DGB Financial Group, Inc.	471,060	4,642,177
Dongkuk Steel Mill Co., Ltd.	78,561	807,222
Dongkuk Structures & Construction Co., Ltd.(a)	109,686	586,058
DONGSUNG Corp.	211,847	1,110,141
Dongwon Development Co., Ltd.	96,889	450,710
Doosan Heavy Industries & Construction Co., Ltd.(a)	164,527	2,359,058
DTR Automotive Corp.	13,837	412,958
Eugene Corp.	159,091	731,145
Grand Korea Leisure Co., Ltd.	109,656	2,996,066
Green Cross Corp.	7,211	1,522,289
Green Cross Holdings Corp.	36,363	1,333,191
Halla Holdings Corp.	20,307	1,189,341
Hana Tour Service, Inc.	18,730	1,802,055
Hankook Tire Worldwide Co., Ltd.	24,583	434,000
Hanmi Semiconductor Co., Ltd.	133,187	1,474,257
Hansol Chemical Co., Ltd.	17,789	1,204,710
Hansol Paper Co., Ltd.	66,120	864,677
Hite Jinro Co., Ltd.	119,111	2,681,402
HMC Investment Securities Co., Ltd.	87,604	891,956
Hotel Shilla Co., Ltd.	17,531	1,390,296
Huchems Fine Chemical Corp.	52,699	1,208,501
Hyundai Corp.	48,077	875,720
Hyundai Department Store Co., Ltd.	21,099	2,059,545
Hyundai Elevator Co., Ltd.	14,258	724,520
Hyundai Home Shopping Network Corp.	11,902	1,339,677
Hyundai Wia Corp.(a)	33,573	2,038,434
iMarketKorea, Inc.	142,139	1,196,275
Innocean Worldwide, Inc.	15,453	1,056,615
IS Dongseo Co., Ltd.	52,122	1,694,312
ISU Chemical Co., Ltd.	48,876	696,239
Jeju Air Co., Ltd.	21,239	701,320
KEPCO Plant Service & Engineering Co., Ltd.	39,247	1,488,420
Kginicis Co., Ltd.	64,091	1,125,506
KIWOOM Securities Co., Ltd.	13,956	1,141,979
Kolon Industries, Inc.	29,978	2,492,216
Korea Asset In Trust Co., Ltd.	129,236	892,115
Korea Autoglass Corp.	29,704	466,141
Korea Petrochemical Ind Co., Ltd.	6,710	1,651,567
Korea Real Estate Investment & Trust Co., Ltd.	398,494	1,165,089
Korean Reinsurance Co.	315,642	3,243,251
Kumho Industrial Co., Ltd.	62,498	555,188
Kumho Petrochemical Co., Ltd.	16,321	1,516,921
Kyobo Securities Co., Ltd.	65,343	553,604
Kyungdong Pharm Co., Ltd.	42,360	882,376
LEENO Industrial, Inc.	19,394	1,041,666
LF Corp.	28,559	834,988
LG International Corp.	50,056	1,269,460
LIG Nex1 Co., Ltd.(a)	10,650	594,900
Lock&Lock Co., Ltd.(a)	66,570	1,694,486
Loen Entertainment, Inc.	5,792	608,659
LOTTE Fine Chemical Co., Ltd.	27,096	1,642,642
LS Corp.	41,268	2,794,760
LS Industrial Systems Co., Ltd.	24,743	1,504,618
Mando Corp.	12,654	3,646,499
Medy-Tox, Inc.	1,217	551,234
Meritz Financial Group, Inc.	102,173	1,436,368
Meritz Fire & Marine Insurance Co., Ltd.	195,438	4,290,125
Meritz Securities Co., Ltd.	1,067,506	4,561,991
Mirae Asset Life Insurance Co., Ltd.	93,038	456,260
Modetour Network, Inc.	20,872	594,644
Moorim P&P Co., Ltd.	144,643	612,728
Muhak Co., Ltd.	48,267	885,943
Nexen Tire Corp.	87,808	967,852
NICE Information Service Co., Ltd.	64,699	525,183
NongShim Co., Ltd.	3,866	1,278,375
NS Shopping Co., Ltd.	69,858	1,063,645
OCI Co., Ltd.	7,190	913,400
Paradise Co., Ltd.(a)	128,989	2,686,894
Partron Co., Ltd.	123,195	1,086,321
Poongsan Corp.	29,400	1,304,470
POSCO Chemtech Co., Ltd.(a)	46,145	1,715,540
Posco Daewoo Corp.	119,950	2,033,621
S&T Motiv Co., Ltd.	18,640	815,734
Seah Besteel Corp.	39,543	1,073,022
SeAH Steel Corp.	7,255	651,937
SFA Engineering Corp.	20,200	731,166
Shinsegae, Inc.	4,650	1,303,069
Silicon Works Co., Ltd.	32,064	1,584,406
SK Chemicals Co., Ltd.†	13,258	1,042,757
SK Gas Ltd.	11,855	1,043,147
SK Materials Co., Ltd.	10,617	1,785,120
SK Networks Co., Ltd.	227,337	1,412,163
SKC Co., Ltd.	50,691	2,225,470
Soulbrain Co., Ltd.	10,723	676,103
Ssangyong Cement Industrial Co., Ltd.	82,734	1,441,305
Sungwoo Hitech Co., Ltd.	4	24
Youlchon Chemical Co., Ltd.	62,818	1,243,979
Youngone Corp.	18,309	538,726
Yuhan Corp.	4,684	958,195

Total South Korea		135,852,796

Taiwan - 24.9%
AcBel Polytech, Inc.	1,684,303	1,259,329
Accton Technology Corp.	1,098,633	3,913,339
Acer, Inc.*(a)	7,464,000	6,057,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

Adlink Technology, Inc.	414,000	$890,367
Alpha Networks, Inc.(a)	898,000	718,195
Altek Corp.(a)	833,000	881,748
Arcadyan Technology Corp.(a)	925,000	1,613,237
Asia Optical Co., Inc.	101,000	326,162
Asia Vital Components Co., Ltd.	1,037,000	1,129,049
Aten International Co., Ltd.	530,000	1,496,043
Aurora Corp.	257,000	745,303
BES Engineering Corp.	3,725,000	1,026,429
Capital Securities Corp.(a)	4,542,000	1,770,492
Chang Wah Electromaterials, Inc.	196,000	948,435
Charoen Pokphand Enterprise	638,000	1,376,400
Chaun-Choung Technology Corp.(a)	443,000	1,463,343
Cheng Loong Corp.(a)	1,423,000	779,438
Cheng Uei Precision Industry Co., Ltd.	878,820	1,476,587
Chicony Electronics Co., Ltd.	2,355,550	5,936,665
Chicony Power Technology Co., Ltd.	499,000	1,039,636
Chilisin Electronics Corp.(a)	304,143	1,006,707
Chin-Poon Industrial Co., Ltd.	880,650	1,719,366
China Bills Finance Corp.(a)	4,507,000	2,332,369
China General Plastics Corp.(a)	1,223,530	1,332,136
China Metal Products	1,355,000	1,293,143
China Steel Chemical Corp.(a)	509,726	2,183,916
China Synthetic Rubber Corp.	1,782,609	2,626,725
Chong Hong Construction Co., Ltd.	1,372,000	3,531,603
Chroma ATE, Inc.	677,132	3,686,187
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,535,000	1,147,697
Cleanaway Co., Ltd.	170,161	1,000,661
Clevo Co.	596,000	580,809
Compeq Manufacturing Co., Ltd.	2,076,000	2,678,845
CTCI Corp.	2,145,190	3,254,711
Cub Elecparts, Inc.	119,143	1,097,004
CyberPower Systems, Inc.	220,000	735,588
CyberTAN Technology, Inc.	1,070,000	652,603
D-Link Corp.*	2,107,000	750,515
Darfon Electronics Corp.	408,000	406,512
DFI, Inc.	301,000	611,943
Elan Microelectronics Corp.	952,156	1,475,020
Elite Advanced Laser Corp.	328,920	1,431,360
Elite Material Co., Ltd.(a)	750,163	2,558,649
Elite Semiconductor Memory Technology, Inc.	373,000	535,838
Ennoconn Corp.(a)	53,000	801,452
Eternal Materials Co., Ltd.(a)	2,509,509	2,597,338
Eva Airways Corp.	2,376,840	1,265,955
Everest Textile Co., Ltd.(a)	2,400,120	1,141,244
Evergreen International Storage & Transport Corp.	1,081,000	514,009
Everlight Chemical Industrial Corp.(a)	2,170,000	1,381,840
Everlight Electronics Co., Ltd.(a)	1,798,165	2,716,115
Far Eastern Department Stores Ltd.	2,262,841	1,140,602
Far Eastern International Bank(a)	7,083,676	2,270,890
Faraday Technology Corp.	372,200	724,176
Farglory Land Development Co., Ltd.	1,861,640	2,008,120
Feng Hsin Steel Co., Ltd.	933,950	1,748,106
FLEXium Interconnect, Inc.(a)	430,028	1,538,988
Flytech Technology Co., Ltd.	593,655	1,633,830
Formosa Laboratories, Inc.(a)	260,000	602,853
Foxsemicon Integrated Technology, Inc.(a)	144,950	1,018,013
Gemtek Technology Corp.(a)	1,315,000	1,115,774
Getac Technology Corp.	1,911,292	2,838,823
Giant Manufacturing Co., Ltd.(a)	851,000	4,675,588
Gigabyte Technology Co., Ltd.	2,134,000	3,872,373
Global Unichip Corp.(a)	108,000	925,450
Globe Union Industrial Corp.	886,000	657,983
Grand Pacific Petrochemical	2,368,000	2,502,599
Grape King Bio Ltd.	176,988	1,237,075
Great Wall Enterprise Co., Ltd.	1,865,446	2,103,121
Greatek Electronics, Inc.	1,439,000	2,519,344
HannStar Display Corp.(a)	8,082,000	2,699,568
Highwealth Construction Corp.	7,394,613	10,511,018
Hiwin Technologies Corp.	158,040	1,710,062
Holtek Semiconductor, Inc.	809,773	1,872,150
Hota Industrial Manufacturing Co., Ltd.(a)	386,427	1,908,859
Hsin Kuang Steel Co., Ltd.(a)	496,000	466,690
Huaku Development Co., Ltd.	1,136,296	2,649,964
Huang Hsiang Construction Corp.	1,644,000	1,668,391
Hung Sheng Construction Ltd.	1,182,000	1,016,825
IEI Integration Corp.	1,221,620	1,613,309
Inventec Corp.(a)	13,750,992	10,974,547
ITEQ Corp.	833,000	1,827,878
Jentech Precision Industrial Co., Ltd.	154,000	345,172
Kenda Rubber Industrial Co., Ltd.	1,359,039	1,714,868
Kindom Construction Corp.	1,719,187	1,178,534
King Slide Works Co., Ltd.	119,004	1,601,596
King Yuan Electronics Co., Ltd.	2,974,000	3,023,119
King’s Town Bank Co., Ltd.	2,734,000	3,422,266
Kinik Co.	569,495	1,664,938
Kinsus Interconnect Technology Corp.(a)	782,368	1,424,949
Kung Long Batteries Industrial Co., Ltd.	319,000	1,538,266
L&K Engineering Co., Ltd.	564,000	644,387
LCY Chemical Corp.(a)	2,810,000	4,579,700
Lien Hwa Industrial Corp.(a)	2,723,300	3,349,389
Lion Travel Service Co., Ltd.	255,000	856,898
Lite-On Semiconductor Corp.	554,000	804,234
Long Chen Paper Co., Ltd.(a)	1,805,242	2,538,750
Lotes Co., Ltd.	206,233	1,399,905
Makalot Industrial Co., Ltd.(a)	678,667	2,850,728
Marketech International Corp.	513,000	672,312
Meiloon Industrial Co.	667,000	591,723
Mercuries & Associates Holding Ltd.	656,000	556,614
Merida Industry Co., Ltd.(a)	561,043	2,356,650
Merry Electronics Co., Ltd.(a)	491,146	3,210,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

Micro-Star International Co., Ltd.	2,779,877	$7,155,555
Mirle Automation Corp.	686,560	1,109,718
momo.com, Inc.	127,000	928,222
Namchow Holdings Co., Ltd.	484,086	1,036,217
Nan Kang Rubber Tire Co., Ltd.(a)	2,268,000	2,034,901
Nan Ya Printed Circuit Board Corp.*	552,000	484,137
Nantex Industry Co., Ltd.	2,015,300	1,591,463
Novatek Microelectronics Corp.	2,460,000	9,382,529
Nuvoton Technology Corp.	460,000	989,297
OptoTech Corp.*	1,960,485	1,409,828
Pan-International Industrial Corp.(a)	957,000	815,228
Posiflex Technology, Inc.	334,727	1,535,368
Powertech Technology, Inc.	1,898,000	5,612,648
Primax Electronics Ltd.	1,041,000	2,763,547
Prince Housing & Development Corp.	2,158,460	874,017
Qisda Corp.(a)	6,128,000	4,355,300
Quang Viet Enterprise Co., Ltd.	249,000	1,091,940
Radiant Opto-Electronics Corp.(a)	2,023,252	4,806,825
Realtek Semiconductor Corp.	1,190,770	4,361,575
Rechi Precision Co., Ltd.	1,497,000	1,441,237
Ruentex Industries Ltd.(a)	1,026,000	1,744,564
Run Long Construction Co., Ltd.	1,364,000	1,970,933
Sanyang Motor Co., Ltd.	2,705,000	1,945,226
SDI Corp.	525,000	1,515,449
Sercomm Corp.	777,488	2,212,922
Sheng Yu Steel Co., Ltd.	564,000	544,886
Shin Zu Shing Co., Ltd.	304,000	766,168
Shinkong Synthetic Fibers Corp.	3,567,000	1,204,642
Shiny Chemical Industrial Co., Ltd.	251,000	665,487
Sigurd Microelectronics Corp.	1,085,000	1,201,363
Sinbon Electronics Co., Ltd.	537,120	1,557,654
Sincere Navigation Corp.	755,000	536,595
Sinon Corp.	2,126,000	1,207,366
Sinyi Realty, Inc.	942,000	1,231,373
Sitronix Technology Corp.	618,000	1,736,136
Standard Foods Corp.	743,896	1,849,835
Sunny Friend Environmental Technology Co., Ltd.	163,000	1,396,744
Sunonwealth Electric Machine Industry Co., Ltd.(a)	818,000	1,440,368
Sunspring Metal Corp.	731,000	912,568
Supreme Electronics Co., Ltd.(a)	1,840,000	1,848,749
Syncmold Enterprise Corp.	766,220	1,634,994
Synnex Technology International Corp.	2,749,600	3,746,704
Systex Corp.	717,000	1,428,772
TA Chen Stainless Pipe	2,265,605	1,629,247
Taichung Commercial Bank Co., Ltd.(a)	8,295,027	2,762,361
Taiflex Scientific Co., Ltd.	475,000	954,517
Tainan Spinning Co., Ltd.(a)	2,900,000	1,325,336
Taiwan Business Bank	4,041,000	1,139,304
Taiwan Cogeneration Corp.(a)	2,233,970	2,008,122
Taiwan Fertilizer Co., Ltd.(a)	2,646,000	3,409,920
Taiwan FU Hsing Industrial Co., Ltd.	1,346,000	1,700,677
Taiwan Hon Chuan Enterprise Co., Ltd.	944,692	1,825,354
Taiwan Paiho Ltd.	369,000	1,500,378
Taiwan PCB Techvest Co., Ltd.	706,302	755,943
Taiwan Sakura Corp.	713,000	902,077
Taiwan Secom Co., Ltd.	655,674	2,018,238
Taiwan Styrene Monomer(a)	4,026,000	3,071,062
Taiwan Surface Mounting Technology Corp.	1,530,000	1,809,769
Taiwan TEA Corp.(a)	2,741,000	1,423,071
Teco Electric and Machinery Co., Ltd.	4,189,683	4,012,499
Test Research, Inc.	1,205,115	1,812,218
Thinking Electronic Industrial Co., Ltd.	166,000	469,688
Thye Ming Industrial Co., Ltd.	1,098,000	1,446,363
Ton Yi Industrial Corp.(a)	2,462,538	1,154,373
Tong Hsing Electronic Industries Ltd.(a)	486,918	2,208,913
Tong Yang Industry Co., Ltd.	944,685	1,828,515
Topco Scientific Co., Ltd.	750,521	2,040,330
Transcend Information, Inc.	991,479	2,755,358
Tripod Technology Corp.	1,234,928	3,859,344
TSRC Corp.(a)	1,463,011	1,831,314
Tung Ho Steel Enterprise Corp.(a)	2,543,153	2,204,861
TXC Corp.	1,508,549	2,015,049
TYC Brother Industrial Co., Ltd.(a)	858,000	957,226
U-Ming Marine Transport Corp.*(a)	681,420	835,789
Unimicron Technology Corp.(a)	1,094,000	599,230
UPC Technology Corp.	1,374,000	868,028
USI Corp.	1,849,540	1,019,287
Visual Photonics Epitaxy Co., Ltd.(a)	596,750	1,866,943
Vivotek, Inc.	284,625	924,887
Voltronic Power Technology Corp.	112,315	1,943,721
Walsin Lihwa Corp.	7,788,000	4,606,039
Wan Hai Lines Ltd.	1,804,000	1,166,961
Well Shin Technology Co., Ltd.	576,000	1,118,766
Wistron Corp.(a)	8,721,748	7,019,368
Wistron NeWeb Corp.	727,648	2,090,626
Wowprime Corp.	120,000	540,350
WPG Holdings Ltd.	5,868,759	7,770,187
WT Microelectronics Co., Ltd.	1,836,678	2,789,719
Yageo Corp.	395,731	4,694,223
YC INOX Co., Ltd.	2,271,000	2,041,408
Yieh Phui Enterprise Co., Ltd.(a)	2,808,000	1,151,187
Yulon Motor Co., Ltd.	924,000	749,856
Yungtay Engineering Co., Ltd.	1,163,790	1,879,131
Zeng Hsing Industrial Co., Ltd.	461,000	2,006,133
Zinwell Corp.(a)	839,186	891,116

Total Taiwan		391,756,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

Thailand - 6.6%
Amata Corp. PCL NVDR(a)	2,115,200	$1,687,487
Ananda Development PCL NVDR(a)	5,935,800	1,074,600
AP Thailand PCL NVDR(a)	3,921,800	1,101,088
Bangkok Aviation Fuel Services PCL NVDR	1,009,900	1,448,691
Bangkok Chain Hospital PCL NVDR	2,272,400	1,129,576
Bangkok Land PCL NVDR	52,721,414	2,895,714
Bangkok Life Assurance PCL NVDR(a)	443,300	479,482
Bangkok Ranch PCL NVDR	1,570,800	339,802
Banpu PCL NVDR	6,410,586	3,835,730
BCPG PCL NVDR	1,290,600	942,506
Beauty Community PCL NVDR	3,623,600	2,312,700
BEC World PCL NVDR(a)	1,663,900	668,828
Carabao Group PCL NVDR(a)	621,300	1,539,429
Central Plaza Hotel PCL NVDR	1,031,500	1,843,660
CH Karnchang PCL NVDR(a)	1,592,625	1,295,016
Dhipaya Insurance PCL NVDR(a)	1,015,422	1,464,401
Eastern Polymer Group PCL NVDR(a)	1,827,300	633,584
Eastern Water Resources Development and Management PCL NVDR(a)	1,957,900	744,951
Forth Smart Service PCL NVDR(a)	1,216,405	656,911
GFPT PCL NVDR	1,445,900	625,566
Global Power Synergy PCL NVDR	1,427,900	3,154,612
Gunkul Engineering PCL NVDR(a)	7,054,133	857,145
Hana Microelectronics PCL	2,393,947	3,268,814
Inter Far East Energy Corp. NVDR*†	4,230,700	0
Jasmine International PCL NVDR(a)	14,748,600	3,213,104
Karmarts PCL NVDR(a)	2,169,800	489,353
KCE Electronics PCL NVDR(a)	649,100	1,648,144
KGI Securities Thailand PCL NVDR	7,423,000	1,011,296
Khon Kaen Sugar Industry PCL NVDR(a)	3,804,200	543,957
Kiatnakin Bank PCL NVDR	2,493,106	6,062,555
LPN Development PCL NVDR	4,497,018	1,821,437
Major Cineplex Group PCL NVDR	1,877,900	1,671,037
Malee Group PCL NVDR(a)	376,900	442,357
MC Group PCL NVDR(a)	2,189,000	1,061,252
MCS Steel PCL NVDR	2,134,300	759,677
Mega Lifesciences PCL NVDR	367,600	496,299
Polyplex Thailand PCL NVDR	1,243,200	499,721
Pruksa Holding PCL NVDR	3,178,000	2,291,593
Quality Houses PCL NVDR(a)	29,996,644	2,982,176
Ratchaburi Electricity Generating Holding PCL NVDR	1,914,200	3,186,418
Robinson PCL NVDR	1,130,900	2,533,161
Sansiri PCL	35,182,424	2,353,412
Siam City Cement PCL NVDR(a)	380,554	3,071,056
Siam Global House PCL NVDR	996,700	519,911
Siamgas & Petrochemicals PCL NVDR(a)	1,842,500	1,373,819
Sino-Thai Engineering & Construction PCL NVDR(a)	927,300	665,812
Somboon Advance Technology PCL NVDR	1,234,200	825,577
SPCG PCL NVDR	3,047,600	2,047,942
Sri Trang Agro-Industry PCL NVDR(a)	2,548,420	1,102,569
Star Petroleum Refining PCL NVDR	9,612,770	5,043,828
Supalai PCL	3,330,727	2,422,161
Taokaenoi Food & Marketing PCL NVDR(a)	1,205,380	773,011
Thai Vegetable Oil PCL NVDR(a)	2,696,600	2,461,609
Thanachart Capital PCL	1,286,966	2,221,290
Tipco Asphalt PCL NVDR(a)	2,915,200	1,994,752
Tisco Financial Group PCL NVDR	1,902,657	5,166,773
TPI Polene PCL NVDR(a)	11,152,010	698,070
TPI Polene Power PCL NVDR(a)	5,407,100	1,352,190
TTW PCL	7,485,824	2,894,182
Unique Engineering & Construction PCL NVDR(a)	1,606,500	803,496
Vibhavadi Medical Center PCL NVDR	9,359,800	735,228

Total Thailand		103,240,518

Turkey - 1.8%
Aksa Akrilik Kimya Sanayii AS	771,397	2,614,319
Alarko Holding AS	812,050	1,554,880
Anadolu Cam Sanayii AS	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	7
Borusan Mannesmann Boru Sanayi ve Ticaret AS	258,489	800,364
Cimsa Cimento Sanayi ve Ticaret AS	178,627	644,953
EGE Endustri VE Ticaret AS	6,028	511,925
Is Gayrimenkul Yatirim Ortakligi AS	2,765,862	992,080
Kordsa Teknik Tekstil AS	297,855	602,529
Otokar Otomotiv Ve Savunma Sanayi AS	25,970	847,950
Soda Sanayii AS	2,090,146	2,778,336
Tat Gida Sanayi AS	553,049	774,525
TAV Havalimanlari Holding AS	724,849	4,293,731
Tekfen Holding AS	567,687	2,545,279
Torunlar Gayrimenkul Yatirim Ortakligi AS	780,253	685,263
Trakya Cam Sanayii AS	1,912,662	2,330,547
Turk Traktor ve Ziraat Makineleri AS	102,120	2,046,925
Turkiye Sise ve Cam Fabrikalari AS	1,500,244	1,859,676
Ulker Biskuvi Sanayi AS	215,575	1,118,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2017

Investments	Shares	Value

Yazicilar Holding AS Class A	149,200	$932,598

Total Turkey		27,934,244

TOTAL COMMON STOCKS (Cost: $1,345,656,072)		1,565,674,843

RIGHTS - 0.0%

Hong Kong - 0.0%
TCL Multimedia Technology Holdings Ltd., expiring 1/12/18*(a) (Cost $0)	559,667	31,501

WARRANTS - 0.0%

Malaysia - 0.0%
Econpile Holdings Bhd, expiring 4/30/18*†	253,100	0
Malaysian Resources Corp. Bhd, expiring 10/29/27*	455,029	43,288

Total Malaysia		43,288

Thailand - 0.0%
Supalai PCL, expiring 10/19/18*	782,657	461,093

TOTAL WARRANTS (Cost: $252,098)		504,381

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(c) (Cost: $1,134,248)	26,243	1,190,120

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $26,695,879)(e)	26,695,879	26,695,879

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $1,373,738,297)		1,594,096,724
Other Assets less Liabilities - (1.3)%		(20,938,836)

NET ASSETS - 100.0%		$1,573,157,888

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,613,939, which represents 0.17% of net assets.

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $128,636,772 and the total market value of the collateral held by the Fund was $140,308,384. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $113,612,505.

GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Standard Chartered Bank	1/3/2018	575,002	USD	2,000,000	PLN	$—	$(571)

CURRENCY LEGEND

PLN	Polish zloty

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.3%

Austria - 0.3%
Andritz AG	301,015	$17,019,291
Lenzing AG	67,146	8,534,573

Total Austria		25,553,864

Belgium - 7.1%
Anheuser-Busch InBev S.A.	3,879,684	433,867,094
Barco N.V.	1,255	134,500
Bekaert S.A.	138,835	6,075,859
Ion Beam Applications(a)	10,635	305,023
Melexis N.V.	95,420	9,667,145
Solvay S.A.	357,242	49,718,350
UCB S.A.	417,152	33,150,635

Total Belgium		532,918,606

Finland - 3.7%
Amer Sports Oyj*(a)	314,007	8,706,308
Cargotec Oyj Class B	105,349	5,970,946
Huhtamaki Oyj	206,155	8,664,284
Kemira Oyj	904,892	12,495,837
Kone Oyj Class B	1,780,117	95,720,155
Konecranes Oyj	242,537	11,119,485
Metso Oyj	601,406	20,560,136
Nokia Oyj	19,590,270	91,602,458
Valmet Oyj	436,809	8,623,114
Wartsila Oyj Abp	287,197	18,139,963

Total Finland		281,602,686

France - 27.9%
Air Liquide S.A.	909,076	114,674,540
Airbus SE	1,632,422	162,697,653
Arkema S.A.	162,987	19,874,840
BioMerieux	68,184	6,115,271
Bureau Veritas S.A.	1,019,739	27,906,419
Christian Dior SE	238,452	87,202,780
Cie Generale des Etablissements Michelin	463,323	66,512,642
Danone S.A.	1,515,260	127,275,741
Dassault Systemes SE	120,693	12,839,187
Edenred	536,329	15,572,500
Essilor International Cie Generale d’Optique S.A.	243,999	33,679,666
Gaztransport Et Technigaz S.A.	226,806	13,644,670
Hermes International	76,801	41,154,361
Imerys S.A.	118,509	11,176,684
Ingenico Group S.A.	84,056	8,984,177
IPSOS	86,365	3,183,808
Kering	182,557	86,151,292
L’Oreal S.A.	894,540	198,666,599
Legrand S.A.	507,854	39,145,064
LVMH Moet Hennessy Louis Vuitton SE	815,152	240,206,034
Neopost S.A.	110,850	3,194,609
Pernod Ricard S.A.	376,820	59,705,467
Publicis Groupe S.A.	590,732	40,184,740
Remy Cointreau S.A.	66,177	9,178,249
Rubis SCA	112,812	7,989,706
Safran S.A.	757,457	78,139,829
Sanofi	3,536,797	305,145,987
Sartorius Stedim Biotech	15,397	1,114,685
Schneider Electric SE*	1,617,315	137,615,236
SCOR SE	898,313	36,184,805
SEB S.A.	46,173	8,563,410
Societe BIC S.A.	87,145	9,591,645
Sodexo S.A.	285,108	38,361,186
Tarkett S.A.	67,906	2,852,323
Technicolor S.A. Registered Shares	477,482	1,645,545
Teleperformance	61,911	8,880,241
Valeo S.A.	453,917	33,941,112
Vicat S.A.	57,988	4,581,089
Zodiac Aerospace	346,816	10,382,266

Total France		2,113,916,058

Germany - 25.9%
adidas AG	189,310	37,997,121
BASF SE	2,455,000	270,446,266
Bayer AG Registered Shares	1,437,345	179,500,275
Bayerische Motoren Werke AG	1,909,024	199,045,309
Brenntag AG	148,100	9,384,538
Continental AG	326,083	88,120,699
Covestro AG(b)	319,933	33,050,628
Daimler AG Registered Shares	3,907,742	332,223,154
Duerr AG	42,181	5,396,859
Evonik Industries AG	1,405,692	52,951,156
Fresenius Medical Care AG & Co. KGaA	258,348	27,231,492
Fresenius SE & Co. KGaA	341,035	26,647,135
GEA Group AG	306,594	14,730,007
Hannover Rueck SE	464,470	58,506,472
HeidelbergCement AG	293,017	31,754,903
Henkel AG & Co. KGaA	244,284	29,333,628
Hochtief AG	81,959	14,526,258
Infineon Technologies AG	940,964	25,801,490
K+S AG Registered Shares(a)	167,418	4,172,493
LANXESS AG	70,022	5,573,825
Linde AG*	286,206	66,896,577
Merck KGaA	100,621	10,844,108
MTU Aero Engines AG	56,264	10,093,736
OSRAM Licht AG	121,799	10,958,982
SAP SE	1,241,234	139,284,800
Siemens AG Registered Shares	1,812,027	252,728,742
Software AG	66,507	3,742,316
Symrise AG	87,935	7,562,525
Wacker Chemie AG	53,668	10,452,905

Total Germany		1,958,958,399

Ireland - 1.2%
CRH PLC	1,999,802	71,932,818
Glanbia PLC	254,423	4,552,117
Kerry Group PLC Class A	122,982	13,807,782

Total Ireland		90,292,717

Italy - 1.9%
Autogrill SpA	458,715	6,334,488
Brunello Cucinelli SpA	59,136	1,917,994
Davide Campari-Milano SpA	1,086,255	8,406,699
DiaSorin SpA	84,243	7,485,767
Ferrari N.V.(a)	155,768	16,357,194
Industria Macchine Automatiche SpA	111,244	9,056,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2017

Investments	Shares	Value

Interpump Group SpA	136,766	$4,306,075
Luxottica Group SpA	953,944	58,592,129
Maire Tecnimont SpA(a)	860,239	4,460,387
Moncler SpA	271,567	8,504,628
Parmalat SpA	700,939	2,609,232
Salini Impregilo SpA	1,169,842	4,520,474
Salvatore Ferragamo SpA(a)	344,960	9,175,151

Total Italy		141,727,065

Netherlands - 10.3%
Aegon N.V.	14,499,846	92,541,688
Akzo Nobel N.V.	632,807	55,486,056
Arcadis N.V.	297,307	6,802,755
ASM International N.V.(a)	95,622	6,472,568
ASML Holding N.V.	522,061	90,993,223
BE Semiconductor Industries N.V.	143,236	12,024,367
Corbion N.V.	174,610	5,661,137
EXOR N.V.	147,096	9,025,942
Gemalto N.V.	81,684	4,855,265
Heineken Holding N.V.	529,165	52,415,915
Heineken N.V.	1,032,788	107,808,156
Koninklijke Ahold Delhaize N.V.	4,419,024	97,292,202
Koninklijke DSM N.V.	573,641	54,878,945
Koninklijke Philips N.V.	2,748,292	104,086,719
Koninklijke Vopak N.V.	378,823	16,635,354
Philips Lighting N.V.(b)	503,373	18,496,182
SBM Offshore N.V.	334,922	5,899,899
Wolters Kluwer N.V.	691,354	36,096,141

Total Netherlands		777,472,514

Portugal - 0.8%
Galp Energia, SGPS, S.A.	3,456,039	63,598,940

Spain - 16.5%
Acerinox S.A.	1,294,465	18,520,603
ACS Actividades de Construccion y Servicios S.A.	1,244,718	48,755,732
Amadeus IT Group S.A.	926,192	66,852,632
Applus Services S.A.	267,700	3,624,396
Banco Bilbao Vizcaya Argentaria S.A.	38,689,055	330,408,055
Banco Santander S.A.	54,348,772	357,570,591
Construcciones y Auxiliar de Ferrocarriles S.A.	1,941	79,665
Elecnor S.A.	70,385	1,123,249
Grifols S.A.	639,158	18,746,213
Mapfre S.A.	17,425,003	56,034,331
Obrascon Huarte Lain S.A.*	581,239	3,476,499
Prosegur Cia de Seguridad S.A.	1,543,119	12,137,003
Siemens Gamesa Renewable Energy S.A.	253,814	3,483,634
Tecnicas Reunidas S.A.(a)	287,597	9,137,869
Telefonica S.A.	31,769,787	309,961,982
Viscofan S.A.	130,499	8,620,245

Total Spain		1,248,532,699

Switzerland - 0.4%
STMicroelectronics N.V.	1,506,655	32,927,288

United Kingdom - 4.3%
CNH Industrial N.V.	1,777,342	23,839,379
Unilever N.V. CVA	5,283,430	297,898,666

Total United Kingdom		321,738,045

TOTAL COMMON STOCKS (Cost: $6,966,898,147)		7,589,238,881

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $25,115,300)(d)	25,115,300	25,115,300

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $6,992,013,447)		7,614,354,181
Other Assets less Liabilities - (0.6)%		(47,191,051)

NET ASSETS - 100.0%		$7,567,163,130

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $26,435,463 and the total market value of the collateral held by the Fund was $27,788,637. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,673,337.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

BNP Paribas SA	1/3/2018	317,262,533	EUR	380,334,324	USD	$634,593	$—
BNP Paribas SA	1/3/2018	433,841,556	USD	363,471,631	EUR	—	(2,615,256)
BNP Paribas SA	2/2/2018	380,334,324	USD	316,726,201	EUR	—	(650,367)
Bank of America N.A.	1/3/2018	54,604,248	EUR	64,849,261	USD	719,532	—
Bank of America N.A.	1/3/2018	68,676,754	EUR	81,061,576	USD	1,405,484	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	158,796,235	EUR	188,062,857	USD	$2,619,695	$—
Bank of America N.A.	1/3/2018	13,644,605	EUR	16,212,315	USD	172,130	—
Bank of America N.A.	1/3/2018	8,166,775	EUR	9,727,389	USD	79,277	—
Bank of America N.A.	1/3/2018	380,715,039	EUR	456,401,189	USD	761,511	—
Bank of America N.A.	1/3/2018	607,378,178	USD	509,337,358	EUR	—	(4,234,230)
Bank of America N.A.	2/2/2018	456,401,189	USD	380,071,441	EUR	—	(780,440)
Bank of Montreal	1/3/2018	380,144,252	EUR	456,401,189	USD	76,110	—
Bank of Montreal	1/3/2018	520,609,867	USD	435,657,886	EUR	—	(2,528,216)
Bank of Montreal	2/2/2018	456,401,189	USD	379,496,270	EUR	—	(88,576)
Barclays Bank PLC	1/3/2018	380,778,566	EUR	456,401,189	USD	837,794	—
Barclays Bank PLC	1/3/2018	520,609,867	USD	437,277,831	EUR	—	(4,473,446)
Barclays Bank PLC	2/2/2018	456,401,189	USD	380,131,587	EUR	—	(852,788)
Canadian Imperial Bank of Commerce	1/3/2018	59,514,335	EUR	71,466,004	USD	—	(1,178)
Canadian Imperial Bank of Commerce	1/3/2018	444,204,600	EUR	532,468,054	USD	932,924	—
Canadian Imperial Bank of Commerce	1/3/2018	520,609,867	USD	436,797,217	EUR	—	(3,896,324)
Canadian Imperial Bank of Commerce	2/2/2018	532,468,054	USD	443,442,531	EUR	—	(941,607)
Citibank N.A.	1/3/2018	13,672,786	EUR	16,212,315	USD	205,970	—
Citibank N.A.	1/3/2018	380,429,432	EUR	456,401,189	USD	418,553	—
Citibank N.A.	1/3/2018	520,609,867	USD	436,165,957	EUR	—	(3,138,307)
Citibank N.A.	2/2/2018	456,401,189	USD	379,786,798	EUR	—	(438,047)
Credit Suisse International	1/3/2018	317,315,471	EUR	380,334,324	USD	698,162	—
Credit Suisse International	2/2/2018	380,334,324	USD	316,778,961	EUR	—	(713,831)
Goldman Sachs	1/3/2018	252,452,194	EUR	298,306,601	USD	4,838,048	—
Goldman Sachs	1/3/2018	35,660,733	EUR	42,152,020	USD	669,395	—
Goldman Sachs	1/3/2018	507,535,379	EUR	608,534,919	USD	913,672	—
Goldman Sachs	1/3/2018	607,378,178	USD	508,811,261	EUR	—	(3,602,492)
Goldman Sachs	2/2/2018	608,534,919	USD	506,671,206	EUR	—	(931,466)
HSBC Holdings PLC	1/3/2018	380,207,602	EUR	456,401,205	USD	152,164	—
HSBC Holdings PLC	1/3/2018	607,378,178	USD	509,635,236	EUR	—	(4,591,922)
HSBC Holdings PLC	2/2/2018	456,401,205	USD	379,559,404	EUR	—	(164,502)
JP Morgan Chase Bank N.A.	1/3/2018	607,378,178	USD	508,094,059	EUR	—	(2,741,276)
Morgan Stanley & Co. International	1/3/2018	219,515,659	EUR	259,397,044	USD	4,197,406	—
Morgan Stanley & Co. International	1/3/2018	19,271,353	EUR	22,697,241	USD	443,804	—
Morgan Stanley & Co. International	1/3/2018	380,483,347	EUR	456,401,189	USD	483,295	—
Morgan Stanley & Co. International	1/3/2018	607,378,178	USD	508,530,098	EUR	—	(3,264,872)
Morgan Stanley & Co. International	2/2/2018	456,401,189	USD	379,843,693	EUR	—	(506,485)
Nomura International PLC	1/3/2018	317,103,822	EUR	380,334,324	USD	444,013	—
Nomura International PLC	1/3/2018	433,841,556	USD	363,387,908	EUR	—	(2,514,722)
Nomura International PLC	2/2/2018	380,334,324	USD	316,568,026	EUR	—	(460,101)
Royal Bank of Canada	1/3/2018	380,334,324	EUR	456,401,189	USD	304,349	—
Royal Bank of Canada	1/3/2018	520,609,867	USD	435,840,976	EUR	—	(2,748,070)
Royal Bank of Canada	2/2/2018	456,401,189	USD	379,691,064	EUR	—	(322,890)
Societe Generale	1/3/2018	317,103,822	EUR	380,334,324	USD	444,013	—
Societe Generale	1/3/2018	433,841,556	USD	363,293,576	EUR	—	(2,401,448)
Societe Generale	2/2/2018	380,334,324	USD	316,568,026	EUR	—	(460,101)
Standard Chartered Bank	1/3/2018	317,103,822	EUR	380,334,324	USD	444,013	—
Standard Chartered Bank	2/2/2018	380,334,324	USD	316,562,757	EUR	—	(453,762)
State Street Bank and Trust	1/3/2018	380,588,050	EUR	456,401,189	USD	609,022	—
State Street Bank and Trust	1/3/2018	520,609,867	USD	436,111,151	EUR	—	(3,072,496)
State Street Bank and Trust	2/2/2018	456,401,189	USD	379,935,392	EUR	—	(616,788)
UBS AG	1/3/2018	380,556,315	EUR	456,401,189	USD	570,916	—
UBS AG	1/3/2018	607,378,178	USD	508,653,601	EUR	—	(3,413,174)
UBS AG	2/2/2018	456,401,189	USD	379,911,672	EUR	—	(588,256)
Wells Fargo Bank N.A.	1/3/2018	380,492,863	EUR	456,401,189	USD	494,722	—
Wells Fargo Bank N.A.	1/3/2018	607,378,184	USD	509,299,779	EUR	—	(4,189,099)
Wells Fargo Bank N.A.	2/2/2018	456,401,189	USD	379,851,596	EUR	—	(515,992)

						$24,570,567	$(62,912,527)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.2%

Austria - 4.5%
AT&S Austria Technologie & Systemtechnik AG	2,891	$81,719
Lenzing AG	4,665	592,944
Oesterreichische Post AG	21,574	969,405
Porr AG(a)	10,129	338,615
S IMMO AG	16,500	319,983
Telekom Austria AG*	92,116	854,927
UNIQA Insurance Group AG	174,701	1,850,268
Verbund AG	34,936	845,106
Vienna Insurance Group AG Wiener Versicherung Gruppe	36,968	1,143,739
Wienerberger AG	14,125	342,110

Total Austria		7,338,816

Belgium - 7.0%
Ackermans & van Haaren N.V.	4,966	865,555
Barco N.V.	2,793	299,330
Bekaert S.A.	11,620	508,528
bpost S.A.	98,378	2,998,789
Cofinimmo S.A.	8,634	1,137,856
D’ieteren S.A./N.V.	12,374	557,721
Econocom Group S.A./N.V.	24,152	172,763
Elia System Operator S.A./N.V.	16,001	920,351
Euronav N.V.	114,549	1,056,938
Ion Beam Applications(a)	154	4,417
KBC Ancora	6,451	406,606
Melexis N.V.	8,093	819,914
Ontex Group N.V.	12,864	425,954
Orange Belgium S.A.	14,898	313,067
Warehouses De Pauw CVA	8,484	951,826

Total Belgium		11,439,615

Finland - 9.5%
Aktia Bank Oyj	30,338	331,876
Amer Sports Oyj*	30,229	838,144
Cargotec Oyj Class B	8,536	483,801
Citycon Oyj	191,458	496,130
Cramo Oyj	12,073	286,466
DNA Oyj	36,618	688,145
F-Secure Oyj	38,717	180,852
Finnair Oyj	4,318	66,472
Huhtamaki Oyj	17,424	732,296
Kemira Oyj	57,185	789,679
Kesko Oyj Class B	27,078	1,471,316
Konecranes Oyj	19,990	916,473
Lassila & Tikanoja Oyj	241	5,226
Metsa Board Oyj	81,514	699,367
Metso Oyj	42,848	1,464,835
Nokian Renkaat Oyj	43,986	1,996,536
Outokumpu Oyj	49,465	459,737
Raisio Oyj Class V	1,341	6,183
Ramirent Oyj	30,647	287,415
Sanoma Oyj	35,480	463,110
Technopolis Oyj	2,322	11,655
Tieto Oyj	29,665	925,453
Tikkurila Oyj	14,188	303,428
Tokmanni Group Corp.	26,786	233,194
Uponor Oyj	17,107	344,696
Valmet Oyj	32,102	633,731
YIT Oyj(a)	34,684	265,301

Total Finland		15,381,517

France - 14.1%
Albioma S.A.	773	19,530
Altran Technologies S.A.	19,621	327,261
Cie Plastic Omnium S.A.	21,589	982,393
Coface S.A.	28,775	308,006
Edenred	65,740	1,908,784
Elior Group S.A.(b)	20,381	421,556
Elis S.A.	21,790	602,198
Eurazeo S.A.	16,393	1,515,723
Europcar Groupe S.A.(b)	39,459	485,669
Eutelsat Communications S.A.	92,860	2,151,514
Gaztransport Et Technigaz S.A.	18,292	1,100,448
IPSOS	10,327	380,700
Jacquet Metal Service	8,149	269,096
Kaufman & Broad S.A.	7,760	369,281
Korian S.A.	10,960	387,519
Lagardere SCA	50,521	1,621,592
LISI	5,093	245,239
Manitou BF S.A.	256	9,376
Metropole Television S.A.	36,238	937,087
Neopost S.A.	12,929	372,603
Nexans S.A.	4,505	276,485
Nexity S.A.*	19,165	1,141,922
Orpea	4,659	549,942
Rallye S.A.	10,579	188,389
Remy Cointreau S.A.	6,777	939,919
Rexel S.A.	69,408	1,260,179
Rubis SCA	20,138	1,426,238
Sopra Steria Group	2,458	460,002
SPIE S.A.	31,923	832,021
Tarkett S.A.	5,999	251,982
Technicolor S.A. Registered Shares	21,683	74,726
Television Francaise 1	32,565	480,393
Vicat S.A.	8,295	655,310

Total France		22,953,083

Germany - 18.5%
Aareal Bank AG	27,215	1,233,008
alstria office REIT-AG	49,477	766,415
AURELIUS Equity Opportunities SE & Co. KGaA(a)	20,096	1,374,518
Aurubis AG	9,089	846,714
BayWa AG	6,115	235,487
Bechtle AG	4,690	391,519
Bertrandt AG	433	52,852
Bilfinger SE(a)	11,964	568,406
Capital Stage AG	32,634	253,226
Carl Zeiss Meditec AG Bearer Shares	7,358	457,325
CompuGroup Medical SE	4,364	286,749
CTS Eventim AG & Co. KGaA	17,615	821,230
Diebold Nixdorf AG	5,781	506,753
DMG MORI AG	7,835	432,968
Drillisch AG	17,103	1,413,581
Duerr AG	6,508	832,668
Elmos Semiconductor AG	7,013	194,362
ElringKlinger AG	4,034	90,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2017

Investments	Shares	Value

Freenet AG	54,043	$2,000,059
Gerresheimer AG	2,866	237,876
Hamburger Hafen und Logistik AG	15,718	446,752
Hella GmbH & Co. KGaA	19,274	1,193,548
Hugo Boss AG	24,160	2,058,064
Indus Holding AG	5,246	374,814
Jenoptik AG	6,583	217,740
K+S AG Registered Shares	21,571	537,606
Kloeckner & Co. SE	19,786	244,480
Krones AG	3,640	500,469
LANXESS AG	9,607	764,727
LEG Immobilien AG	16,318	1,867,175
Leoni AG	5,704	427,332
Nemetschek SE	1,266	113,773
NORMA Group SE	5,345	359,231
Pfeiffer Vacuum Technology AG	2,594	486,388
Rheinmetall AG	6,324	803,810
RHOEN-KLINIKUM AG	6,973	250,191
Salzgitter AG	5,735	327,767
Scout24 AG(b)	6,787	277,502
Sixt SE	7,007	626,928
Software AG	9,750	548,628
STADA Arzneimittel AG	6,384	676,363
Stroeer SE & Co. KGaA(a)	8,936	660,990
Suedzucker AG	25,270	548,623
Takkt AG	14,459	327,541
TLG Immobilien AG	25,509	678,328
VTG AG	4,874	279,525
Wacker Neuson SE	11,007	397,507
Washtec AG	3,122	295,038
Wuestenrot & Wuerttembergische AG	28,474	798,715

Total Germany		30,085,733

Ireland - 1.1%
C&C Group PLC	45,002	154,010
Glanbia PLC	22,189	397,004
Irish Continental Group PLC	42,698	295,325
Kingspan Group PLC	17,835	779,659
Origin Enterprises PLC	27,235	207,342

Total Ireland		1,833,340

Italy - 23.4%
A2A SpA	819,690	1,517,766
ACEA SpA	45,434	840,180
Anima Holding SpA(b)	86,446	618,674
Ascopiave SpA	87,959	374,533
Astaldi SpA(a)	3,768	9,592
ASTM SpA	28,406	826,484
Autogrill SpA	30,535	421,664
Azimut Holding SpA	58,372	1,119,387
Banca Generali SpA	37,468	1,248,066
Banca IFIS SpA	12,922	632,618
Banca Popolare di Sondrio SCPA	61,334	224,190
Biesse SpA	8,275	420,319
BPER Banca(a)	72,965	368,865
Brembo SpA	44,225	672,845
Buzzi Unicem SpA	5,912	159,730
Cementir Holding SpA	4,356	39,492
Cerved Information Solutions SpA	46,827	596,037
CIR-Compagnie Industriali Riunite SpA	25,873	36,195
Credito Emiliano SpA	7,866	66,827
Datalogic SpA	8,203	303,582
De’ Longhi SpA	30,963	938,061
DiaSorin SpA	5,697	506,231
Ei Towers SpA	8,690	558,270
Enav SpA(b)	221,259	1,198,252
ERG SpA	52,432	969,589
Falck Renewables SpA	12,552	32,707
FinecoBank Banca Fineco SpA	216,869	2,222,653
Hera SpA	397,448	1,388,814
Immobiliare Grande Distribuzione SIIQ SpA	487,107	563,861
Industria Macchine Automatiche SpA	6,185	503,547
Infrastrutture Wireless Italiane SpA(b)	143,594	1,069,052
Interpump Group SpA	10,120	318,628
Iren SpA	297,380	892,735
Italgas SpA	275,950	1,686,627
Italmobiliare SpA	9,575	274,219
Maire Tecnimont SpA(a)	50,083	259,683
MARR SpA	22,110	571,349
Moncler SpA	19,205	601,440
OVS SpA(b)	50,874	339,352
Parmalat SpA	101,583	378,141
Piaggio & C. SpA	122,839	339,262
Prysmian SpA	34,619	1,130,302
RAI Way SpA(b)	93,718	571,123
Salini Impregilo SpA	79,088	305,610
Salvatore Ferragamo SpA(a)	23,736	631,324
Saras SpA	389,888	938,228
Societa Cattolica di Assicurazioni SC	67,200	730,279
Societa Iniziative Autostradali e Servizi SpA	69,872	1,302,164
Tod’s SpA(a)	4,680	342,242
Unione di Banche Italiane SpA	271,285	1,187,718
Unipol Gruppo SpA	276,226	1,296,917
UnipolSai Assicurazioni SpA	1,337,026	3,125,911
Zignago Vetro SpA	28,338	276,990

Total Italy		37,948,327

Netherlands - 7.8%
Aalberts Industries N.V.	16,278	828,679
Accell Group	6,424	180,738
Amsterdam Commodities N.V.	7,877	228,002
Arcadis N.V.	11,622	265,926
ASM International N.V.(a)	8,139	550,922
ASR Nederland N.V.	54,277	2,235,857
BE Semiconductor Industries N.V.	12,911	1,083,852
Beter Bed Holding N.V.	1,406	22,353
BinckBank N.V.	4,473	23,816
Boskalis Westminster	35,076	1,323,809
Brunel International N.V.	1,690	30,846
Corbion N.V.	18,665	605,149
Euronext N.V.(b)	19,205	1,194,809
Flow Traders(b)	17,956	431,231
ForFarmers N.V.	24,140	302,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2017

Investments	Shares	Value

Gemalto N.V.	3,952	$234,905
IMCD Group N.V.	4,911	309,186
Intertrust N.V.(b)	15,229	285,826
Koninklijke BAM Groep N.V.	51,600	237,374
PostNL N.V.	109,438	535,640
Refresco Group N.V.(b)	15,447	367,265
SBM Offshore N.V.	38,220	673,274
TKH Group N.V. CVA	9,947	632,215

Total Netherlands		12,584,302

Portugal - 4.0%
Altri, SGPS, S.A.	115,353	716,266
Corticeira Amorim, SGPS, S.A.	9,231	114,171
CTT-Correios de Portugal S.A.	39,469	166,212
Mota-Engil, SGPS, S.A.	115,701	508,914
Navigator Co. S.A. (The)	248,252	1,267,526
NOS, SGPS, S.A.	147,471	970,593
REN - Redes Energeticas Nacionais, SGPS, S.A.	332,441	989,605
Semapa-Sociedade de Investimento e Gestao	19,679	420,506
Sonae Capital, SGPS, S.A.	259,661	276,567
Sonae, SGPS, S.A.	724,289	979,312

Total Portugal		6,409,672

Spain - 10.3%
Acciona S.A.	14,072	1,149,717
Acerinox S.A.	79,141	1,132,313
Almirall S.A.	9,491	95,163
Applus Services S.A.	21,361	289,207
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	66,679	696,593
Bolsas y Mercados Espanoles SHMSF S.A.(a)	34,060	1,085,875
Cellnex Telecom S.A.(b)	7,727	198,098
Cia de Distribucion Integral Logista Holdings S.A.	39,633	912,325
Cie Automotive S.A.	24,252	705,039
Construcciones y Auxiliar de Ferrocarriles S.A.	5,262	215,970
Distribuidora Internacional de Alimentacion S.A.	184,208	951,811
Ebro Foods S.A.	37,118	870,032
Elecnor S.A.	19,828	316,428
Ence Energia y Celulosa S.A.	65,853	434,920
Euskaltel S.A.(b)	20,422	166,706
Faes Farma S.A.	93,617	330,284
Grupo Catalana Occidente S.A.	23,858	1,058,283
Mediaset Espana Comunicacion S.A.	131,680	1,479,858
Obrascon Huarte Lain S.A.*	41,731	249,601
Papeles y Cartones de Europa S.A.	30,231	410,750
Prosegur Cia de Seguridad S.A.	103,204	811,724
Saeta Yield S.A.	47,601	560,733
Tecnicas Reunidas S.A.(a)	15,800	502,016
Viscofan S.A.	10,355	684,010
Zardoya Otis S.A.	127,171	1,392,687

Total Spain		16,700,143

TOTAL COMMON STOCKS (Cost: $129,647,469)		162,674,548

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $2,657,051)(d)	2,657,051	2,657,051

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $132,304,520)		165,331,599
Other Assets less Liabilities - (1.8)%		(2,966,562)

NET ASSETS - 100.0%		$162,365,037

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $4,762,194 and the total market value of the collateral held by the Fund was $5,028,856. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,371,805.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	28,081,498	EUR	33,719,252	USD	$1,017	$—
Bank of America N.A.	1/3/2018	33,719,252	USD	28,217,892	EUR	—	(164,798)
Bank of America N.A.	2/2/2018	34,224,650	USD	28,454,764	EUR	—	(3,113)
Bank of Montreal	1/3/2018	21,395,321	EUR	25,690,859	USD	646	—
Bank of Montreal	2/2/2018	26,075,926	USD	21,678,993	EUR	—	(1,374)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Barclays Bank PLC	1/3/2018	28,081,358	EUR	33,719,252	USD	$848	$—
Barclays Bank PLC	1/3/2018	33,719,252	USD	28,217,774	EUR	—	(164,657)
Barclays Bank PLC	2/2/2018	34,224,650	USD	28,453,817	EUR	—	(1,975)
Citibank N.A.	1/3/2018	28,081,498	EUR	33,719,252	USD	1,017	—
Citibank N.A.	1/3/2018	33,719,252	USD	28,217,986	EUR	—	(164,912)
Citibank N.A.	2/2/2018	34,224,650	USD	28,453,817	EUR	—	(1,975)
Credit Suisse International	1/3/2018	28,081,358	EUR	33,719,252	USD	849	—
Credit Suisse International	2/2/2018	34,224,650	USD	28,454,858	EUR	—	(3,227)
Goldman Sachs	1/3/2018	33,719,252	USD	28,217,301	EUR	—	(164,090)
Morgan Stanley & Co. International	1/3/2018	25,690,859	USD	21,499,220	EUR	—	(125,409)

						$4,377	$(795,530)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%
Austria - 0.2%
Lenzing AG	796	$101,175

Belgium - 0.2%
Ion Beam Applications(a)	1,090	31,262
Melexis N.V.	1,097	111,139

Total Belgium		142,401

Denmark - 7.3%
Chr Hansen Holding A/S	2,062	193,549
Coloplast A/S Class B	5,238	416,901
Novo Nordisk A/S Class B	57,060	3,078,280
Novozymes A/S Class B	4,130	236,128
Pandora A/S	1,055	114,937
Royal Unibrew A/S	1,398	83,830
Vestas Wind Systems A/S	3,164	218,812

Total Denmark		4,342,437

Finland - 3.0%
Elisa Oyj	7,993	314,046
Huhtamaki Oyj	2,468	103,725
Kone Oyj Class B	12,050	647,951
Konecranes Oyj	1,852	84,908
Metsa Board Oyj	10,642	91,305
Nokian Renkaat Oyj	3,520	159,774
Orion Oyj Class B	3,292	122,860
Valmet Oyj	3,244	64,040
Wartsila Oyj Abp	2,897	182,981

Total Finland		1,771,590

France - 11.4%
Airbus SE	12,268	1,222,708
Altran Technologies S.A.	3,482	58,077
BioMerieux	1,025	91,930
Capgemini SE	2,949	350,185
Christian Dior SE	1,618	591,709
Cie Generale des Etablissements Michelin	2,767	397,218
Cie Plastic Omnium S.A.	2,194	99,836
Essilor International Cie Generale d’Optique S.A.	2,779	383,591
Faurecia	2,197	171,823
Hermes International	609	326,337
Ingenico Group S.A.	919	98,226
Ipsen S.A.	1,015	121,357
LVMH Moet Hennessy Louis Vuitton SE	5,853	1,724,741
Orpea	488	57,603
SEB S.A.	401	74,371
Societe BIC S.A.	1,086	119,531
Sodexo S.A.	1,761	236,942
Teleperformance	523	75,017
Thales S.A.	2,942	317,524
Valeo S.A.	2,779	207,796

Total France		6,726,522

Germany - 11.0%
adidas AG	1,588	318,733
Aurubis AG	1,180	109,927
Continental AG	2,462	665,331
Covestro AG(b)	4,697	485,223
CTS Eventim AG & Co. KGaA	2,155	100,468
Deutsche Wohnen SE Bearer Shares	7,826	342,632
Diebold Nixdorf AG	877	76,876
Fielmann AG	1,582	139,663
Fuchs Petrolub SE	1,673	81,101
Hella GmbH & Co. KGaA	1,807	111,899
Henkel AG & Co. KGaA	3,039	364,923
Hugo Boss AG	1,925	163,981
Infineon Technologies AG	14,510	397,868
K+S AG Registered Shares(a)	3,299	82,220
KION Group AG	1,366	118,068
Leoni AG	1,057	79,188
MTU Aero Engines AG	958	171,865
SAP SE	16,494	1,850,871
Symrise AG	1,885	162,113
TUI AG	20,356	419,695
United Internet AG Registered Shares	3,605	248,218

Total Germany		6,490,863

Ireland - 0.2%
Kerry Group PLC Class A	1,093	122,716

Italy - 2.1%
Anima Holding SpA(b)	16,441	117,664
Azimut Holding SpA	9,357	179,437
Banca IFIS SpA	1,798	88,024
Brembo SpA	4,752	72,298
De’ Longhi SpA	3,508	106,279
DiaSorin SpA	875	77,752
Ferrari N.V.	1,104	115,931
Industria Macchine Automatiche SpA	971	79,053
Prysmian SpA	4,260	139,088
Recordati SpA	4,667	207,689
Salvatore Ferragamo SpA(a)	2,819	74,979

Total Italy		1,258,194

Netherlands - 3.2%
ASM International N.V.(a)	1,189	80,482
ASML Holding N.V.	4,563	795,313
BE Semiconductor Industries N.V.	1,448	121,557
Corbion N.V.	2,814	91,234
Euronext N.V.(b)	2,336	145,331
Flow Traders(b)	1,670	40,107
GrandVision N.V.(b)	2,063	52,753
Koninklijke Vopak N.V.	2,423	106,402
SBM Offshore N.V.	4,523	79,676
Steinhoff International Holdings N.V.	91,142	34,694
TKH Group N.V. CVA	1,448	92,032
Wolters Kluwer N.V.	5,267	274,994

Total Netherlands		1,914,575

Norway - 2.0%
Borregaard ASA	7,471	74,442
Entra ASA(b)	5,051	75,339
Leroy Seafood Group ASA	18,251	98,135
Marine Harvest ASA*	28,212	479,435
Orkla ASA	27,218	289,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2017

Investments	Shares	Value

Salmar ASA	4,395	$132,613
Veidekke ASA	4,746	53,817

Total Norway		1,203,453

Portugal - 0.6%
Jeronimo Martins, SGPS, S.A.	16,936	329,354

Spain - 3.8%
Amadeus IT Group S.A.	8,442	609,344
Atresmedia Corp. de Medios de Comunicacion S.A.	8,316	86,877
Grifols S.A.	6,453	189,264
Industria de Diseno Textil S.A.	34,867	1,216,065
Prosegur Cia de Seguridad S.A.	9,851	77,480
Tecnicas Reunidas S.A.(a)	2,858	90,808

Total Spain		2,269,838

Sweden - 8.4%
AAK AB	483	41,442
Assa Abloy AB Class B	13,330	277,427
Atlas Copco AB Class A	15,601	674,916
Atlas Copco AB Class B	8,976	344,898
Axfood AB	4,048	78,167
Bilia AB Class A	6,850	66,931
Boliden AB	4,873	167,006
Castellum AB	6,811	115,132
Electrolux AB Series B	3,127	100,942
Fabege AB	5,101	108,780
Hemfosa Fastigheter AB	10,505	141,007
Hennes & Mauritz AB Class B	19,811	409,649
Hexagon AB Class B	3,604	180,871
Hexpol AB	1,463	14,858
Husqvarna AB Class B	7,962	75,949
Intrum Justitia AB(a)	1,755	65,013
Investment AB Latour Class B	12,039	148,365
JM AB	1,636	37,346
L E Lundbergforetagen AB Class B	754	56,452
Loomis AB Class B	2,234	94,026
NetEnt AB*	8,347	57,601
Nibe Industrier AB Class B	6,859	65,846
Peab AB	7,996	68,949
Sandvik AB	24,182	424,422
Securitas AB Class B	8,533	149,243
SKF AB Class B	11,078	246,523
Sweco AB Class B	3,031	67,302
Trelleborg AB Class B	5,188	120,393
Volvo AB Class B	29,713	554,159

Total Sweden		4,953,615

Switzerland - 17.6%
ABB Ltd. Registered Shares	56,444	1,512,896
Cie Financiere Richemont S.A. Registered Shares	6,520	590,781
EMS-Chemie Holding AG Registered Shares	534	356,457
GAM Holding AG*	9,064	146,493
Geberit AG Registered Shares	700	308,230
Givaudan S.A. Registered Shares	268	619,329
Kuehne + Nagel International AG Registered Shares	3,474	614,946
Logitech International S.A. Registered Shares	3,130	105,672
Lonza Group AG Registered Shares*	926	250,196
Oriflame Holding AG	1,402	57,929
Partners Group Holding AG	699	479,150
Roche Holding AG Bearer Shares	4,173	1,054,277
Roche Holding AG Genusschein	13,851	3,503,614
Schindler Holding AG Participation Certificate	484	111,402
Schindler Holding AG Registered Shares	928	209,978
Sonova Holding AG Registered Shares	1,407	219,749
Straumann Holding AG Registered Shares	219	154,727
Swatch Group AG (The) Bearer Shares	401	163,527

Total Switzerland		10,459,353

United Kingdom - 28.8%
Ashmore Group PLC	39,472	216,306
Ashtead Group PLC	7,520	202,640
Associated British Foods PLC	8,883	338,865
AVEVA Group PLC	3,170	118,569
Bellway PLC	2,758	132,931
Berkeley Group Holdings PLC	5,008	284,329
BGEO Group PLC	1,541	74,149
Big Yellow Group PLC	4,436	52,177
Brewin Dolphin Holdings PLC	23,705	125,061
British American Tobacco PLC	36,039	2,446,363
Burberry Group PLC	3,793	91,947
Cineworld Group PLC	12,788	103,967
Coca-Cola European Partners PLC	7,828	312,358
Compass Group PLC	27,703	599,604
Computacenter PLC	8,175	127,507
Crest Nicholson Holdings PLC	5,887	43,402
Croda International PLC	3,394	203,116
Diageo PLC	50,598	1,865,165
Domino’s Pizza Group PLC	17,148	80,192
Dunelm Group PLC	10,938	102,465
easyJet PLC	11,286	223,511
Electrocomponents PLC	13,359	113,217
FDM Group Holdings PLC	2,645	33,401
Fresnillo PLC	10,869	210,106
Galliford Try PLC	6,864	119,409
Greggs PLC	6,734	127,441
Halma PLC	8,132	138,607
Hargreaves Lansdown PLC	8,879	216,439
Hikma Pharmaceuticals PLC(a)	1,713	26,278
Howden Joinery Group PLC	5,309	33,524
Jardine Lloyd Thompson Group PLC	9,374	176,388
Johnson Matthey PLC	4,529	188,393
Jupiter Fund Management PLC	16,717	142,128
Mediclinic International PLC(a)	9,770	85,840
Merlin Entertainments PLC(b)	3,961	19,445
Moneysupermarket.com Group PLC	21,764	104,870
Pagegroup PLC	15,690	99,225
Persimmon PLC	11,733	434,570

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2017

Investments	Shares	Value

Reckitt Benckiser Group PLC	10,601	$992,219
RELX N.V.	18,728	430,994
RELX PLC	20,702	487,000
Renishaw PLC	1,886	133,305
Rightmove PLC	1,401	85,284
RPC Group PLC	12,275	146,373
Sage Group PLC (The)	29,546	318,947
Segro PLC	39,170	311,035
Spirax-Sarco Engineering PLC	1,545	117,458
Synthomer PLC	14,165	94,161
Taylor Wimpey PLC	48,819	136,306
Unilever N.V. CVA	35,367	1,994,118
Unilever PLC	25,150	1,403,564
WH Smith PLC	4,973	157,888
Whitbread PLC	1,618	87,550
William Hill PLC	35,601	155,073

Total United Kingdom		17,065,180

TOTAL COMMON STOCKS (Cost: $54,611,008)		59,151,266

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $317,212)(d)	317,212	317,212

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $54,928,220)		59,468,478
Other Assets less Liabilities - (0.3)%		(206,098)

NET ASSETS - 100.0%		$59,262,380

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $378,292 and the total market value of the collateral held by the Fund was $397,637. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $80,425.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

Austria - 1.0%
AT&S Austria Technologie & Systemtechnik AG	140,686	$3,976,748
DO & Co. AG(a)	12,171	690,117
POLYTEC Holding AG	42,002	933,066
Porr AG(a)	97,185	3,248,922
S IMMO AG	140,077	2,716,503
Zumtobel Group AG(a)	41,272	496,586

Total Austria		12,061,942

Belgium - 2.4%
Barco N.V.	24,960	2,674,999
Euronav N.V.(a)	1,075,461	9,923,224
EVS Broadcast Equipment S.A.	49,627	1,741,282
Exmar N.V.*(a)	186,039	1,441,125
Ion Beam Applications(a)	16,150	463,200
Orange Belgium S.A.	140,915	2,961,188
Recticel S.A.	152,851	1,418,791
Rezidor Hotel Group AB	240,525	752,054
Warehouses De Pauw CVA	60,307	6,765,888

Total Belgium		28,141,751

Denmark - 2.3%
Alm Brand A/S	393,452	5,139,928
Matas A/S	210,150	2,660,599
NNIT A/S(b)	49,616	1,372,354
Per Aarsleff Holding A/S	54,319	1,712,690
Ringkjoebing Landbobank A/S	40,655	2,108,023
Scandinavian Tobacco Group A/S Class A(b)	301,288	5,831,004
SimCorp A/S	57,222	3,260,521
Spar Nord Bank A/S	439,354	5,108,932

Total Denmark		27,194,051

Finland - 5.0%
Aktia Bank Oyj	138,757	1,517,903
CapMan Oyj Class B	741,245	1,575,454
Cramo Oyj	110,959	2,632,814
DNA Oyj	342,327	6,433,188
F-Secure Oyj	234,723	1,096,418
Finnair Oyj	214,012	3,294,556
Kemira Oyj	431,407	5,957,387
Lehto Group Oyj	84,936	1,291,208
Oriola Oyj Class B	442,575	1,488,044
Raisio Oyj Class V	568,931	2,623,382
Ramirent Oyj	206,882	1,940,191
Sanoma Oyj	357,646	4,668,245
Technopolis Oyj(a)	508,198	2,550,821
Tieto Oyj	313,172	9,769,961
Tikkurila Oyj	168,601	3,605,744
Tokmanni Group Corp.	243,685	2,121,473
Uponor Oyj	192,941	3,887,651
YIT Oyj(a)	322,887	2,469,794

Total Finland		58,924,234

France - 4.1%
Albioma S.A.	91,307	2,306,856
Beneteau S.A.	47,075	1,127,444
Bourbon Corp.(a)	103,513	870,089
Chargeurs S.A.*	461	13,845
Chargeurs S.A.	50,584	1,537,362
Coface S.A.	232,065	2,484,008
Europcar Groupe S.A.(b)	416,978	5,132,250
Gaztransport Et Technigaz S.A.	153,665	9,244,500
Haulotte Group S.A.	45,468	880,666
IPSOS	97,337	3,588,286
Jacquet Metal Service	35,742	1,180,273
Kaufman & Broad S.A.	84,824	4,036,580
Lectra	33,739	1,018,922
Manitou BF S.A.	50,845	1,862,168
Mersen S.A.	34,300	1,537,939
Neopost S.A.	124,954	3,601,075
Oeneo S.A.	102,995	1,267,683
Rallye S.A.	299,797	5,338,745
Technicolor S.A. Registered Shares	481,878	1,660,695

Total France		48,689,386

Germany - 10.4%
alstria office REIT-AG	570,712	8,840,513
AURELIUS Equity Opportunities SE & Co. KGaA(a)	208,732	14,276,764
BayWa AG	46,846	1,804,024
Bertrandt AG(a)	28,990	3,538,558
bet-at-home.com AG	10,598	1,324,149
Bilfinger SE	122,051	5,798,602
CANCOM SE	15,704	1,308,701
Capital Stage AG(a)	380,763	2,954,558
Cewe Stiftung & Co. KGaA	19,112	2,020,721
CropEnergies AG	114,828	1,073,990
Deutz AG	94,778	862,562
Elmos Semiconductor AG	31,263	866,437
ElringKlinger AG(a)	151,031	3,386,862
Gerry Weber International AG(a)	71,361	817,657
GFT Technologies SE(a)	38,649	605,415
Grammer AG	27,883	1,736,037
Hamburger Hafen und Logistik AG	179,892	5,113,060
Indus Holding AG	48,232	3,446,061
Jenoptik AG	56,822	1,879,447
Kloeckner & Co. SE	195,899	2,420,574
Koenig & Bauer AG	12,059	909,807
Leoni AG	32,054	2,401,419
MLP SE	158,328	1,069,997
NORMA Group SE	55,771	3,748,301
Pfeiffer Vacuum Technology AG	24,225	4,542,307
RHOEN-KLINIKUM AG	74,643	2,678,184
RIB Software SE	47,809	1,424,893
Salzgitter AG	48,863	2,792,622
Sixt SE	78,443	7,018,423
SMA Solar Technology AG(a)	30,385	1,313,325
Takkt AG	102,785	2,328,398
TLG Immobilien AG	301,531	8,018,228
VERBIO Vereinigte BioEnergie AG	96,450	943,910
VTG AG(a)	58,681	3,365,368
Wacker Neuson SE	155,287	5,608,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2017

Investments	Shares	Value

Washtec AG	35,269	$3,333,025
Wuestenrot & Wuerttembergische AG	232,858	6,531,828
Zeal Network SE	46,823	1,204,903

Total Germany		123,307,675

Ireland - 1.7%
C&C Group PLC	1,194,298	4,087,223
Greencore Group PLC	1,124,356	3,493,674
Hostelworld Group PLC(b)	318,480	1,650,055
IFG Group PLC(a)	357,127	909,137
Irish Continental Group PLC	368,256	2,547,083
Origin Enterprises PLC	333,106	2,535,960
Total Produce PLC	473,005	1,454,040
UDG Healthcare PLC	301,843	3,450,288

Total Ireland		20,127,460

Italy - 11.6%
Anima Holding SpA(b)	1,091,423	7,811,063
Ascopiave SpA	694,577	2,957,535
Astaldi SpA(a)	295,427	752,067
ASTM SpA	249,753	7,266,661
Banca IFIS SpA	113,090	5,536,505
Banca Popolare di Sondrio SCPA	639,615	2,337,944
Banca Sistema SpA(a)(b)	294,088	800,924
Biesse SpA	24,788	1,259,078
Brunello Cucinelli SpA	52,893	1,715,511
Cairo Communication SpA	178,683	796,027
Cementir Holding SpA	282,842	2,564,257
Cerved Information Solutions SpA	454,131	5,780,398
CIR-Compagnie Industriali Riunite SpA	2,084,849	2,916,562
Cofide SpA	1,437,047	999,126
Datalogic SpA	70,756	2,618,585
Ei Towers SpA	87,934	5,649,127
El.En. SpA	21,513	672,428
Enav SpA(b)	2,218,199	12,012,898
ePrice SpA(a)	165,430	502,978
ERG SpA	527,986	9,763,688
Esprinet SpA(a)	119,829	592,254
Falck Renewables SpA	1,079,073	2,811,780
Immobiliare Grande Distribuzione SIIQ SpA	4,362,619	5,050,043
Italmobiliare SpA	86,651	2,481,605
La Doria SpA	87,354	1,719,224
Maire Tecnimont SpA(a)	604,716	3,135,486
MARR SpA	190,008	4,910,039
OVS SpA(b)	509,002	3,395,270
Piaggio & C. SpA	872,119	2,408,654
RAI Way SpA(b)	630,280	3,840,965
SAES Getters SpA	47,527	1,361,130
Salini Impregilo SpA	806,538	3,116,604
Saras SpA	3,776,499	9,087,781
Societa Cattolica di Assicurazioni SC	700,512	7,612,633
Technogym SpA(b)	171,453	1,662,487
Tod’s SpA(a)	83,153	6,080,874
Vittoria Assicurazioni SpA	107,185	1,534,197
Zignago Vetro SpA	274,717	2,685,225

Total Italy		138,199,613

Netherlands - 5.5%
Accell Group	56,485	1,589,191
AMG Advanced Metallurgical Group N.V.	24,627	1,239,515
Amsterdam Commodities N.V.	63,594	1,840,747
Arcadis N.V.	212,793	4,868,969
BE Semiconductor Industries N.V.	101,662	8,534,316
Beter Bed Holding N.V.	101,184	1,608,683
BinckBank N.V.	253,799	1,351,314
Brunel International N.V.	141,495	2,582,590
Corbion N.V.	189,725	6,151,189
Flow Traders(a)(b)	205,674	4,939,468
ForFarmers N.V.	226,137	2,834,934
Intertrust N.V.(b)	225,002	4,222,952
Koninklijke BAM Groep N.V.(a)	452,214	2,080,304
PostNL N.V.	1,093,758	5,353,357
Refresco Group N.V.(b)	154,090	3,663,620
Rhi Magnesita N.V.*	80,453	4,212,591
SIF Holding N.V.(a)	46,316	968,279
TKH Group N.V. CVA	93,579	5,947,727
Wessanen	70,755	1,459,658

Total Netherlands		65,449,404

Norway - 7.4%
ABG Sundal Collier Holding ASA	5,084,448	3,698,639
Arcus ASA(b)	320,652	1,822,922
Atea ASA*	546,106	7,711,523
Austevoll Seafood ASA	665,763	5,555,249
Borregaard ASA	360,277	3,589,842
Ekornes ASA	133,649	1,936,267
Entra ASA(b)	279,841	4,173,999
Europris ASA(b)	898,358	3,668,404
Grieg Seafood ASA	665,781	5,880,990
Kongsberg Gruppen ASA	61,472	1,134,842
Norway Royal Salmon ASA	238,748	3,925,936
Protector Forsikring ASA	276,295	3,040,162
Sbanken ASA(b)	216,659	2,145,571
Scatec Solar ASA(b)	217,005	1,326,542
Selvaag Bolig ASA	276,992	1,148,017
SpareBank 1 Nord Norge	385,663	2,935,138
SpareBank 1 SMN	515,613	5,184,907
SpareBank 1 SR-Bank ASA	725,946	7,721,555
Sparebanken Vest	316,494	2,108,838
TGS Nopec Geophysical Co. ASA	282,058	6,696,824
Tomra Systems ASA	329,947	5,304,582
Veidekke ASA	287,794	3,263,449
XXL ASA(b)	351,797	3,655,883

Total Norway		87,630,081

Portugal - 3.6%
Altri, SGPS, S.A.	891,514	5,535,712
Corticeira Amorim, SGPS, S.A.(a)	169,091	2,091,358
CTT-Correios de Portugal S.A.(a)	1,128,661	4,753,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2017

Investments	Shares	Value

Mota-Engil, SGPS, S.A.	1,138,547	$5,007,934
REN - Redes Energeticas Nacionais, SGPS, S.A.(a)	3,363,863	10,013,493
Semapa-Sociedade de Investimento e Gestao	153,606	3,282,290
Sonae Capital, SGPS, S.A.	1,715,588	1,827,290
Sonae, SGPS, S.A.	7,478,853	10,112,165

Total Portugal		42,623,266

Spain - 2.9%
Applus Services S.A.	157,838	2,136,972
Construcciones y Auxiliar de Ferrocarriles S.A.	45,657	1,873,916
Elecnor S.A.	119,087	1,900,466
Ence Energia y Celulosa S.A.	502,672	3,319,848
Euskaltel S.A.(b)	205,651	1,678,737
Faes Farma S.A.	894,195	3,154,751
Fluidra S.A.	154,135	2,185,858
Obrascon Huarte Lain S.A.*(a)	440,039	2,631,955
Papeles y Cartones de Europa S.A.	245,486	3,335,432
Saeta Yield S.A.	521,645	6,144,900
Tecnicas Reunidas S.A.(a)	205,946	6,543,558

Total Spain		34,906,393

Sweden - 11.9%
Acando AB	434,329	1,480,034
AddTech AB Class B	102,364	2,244,194
AF AB Class B	169,305	3,740,736
Alimak Group AB(a)(b)	59,687	933,122
Attendo AB(b)	160,074	1,719,512
Avanza Bank Holding AB	78,821	3,312,648
Bergman & Beving AB Class B	65,897	692,170
Betsson AB*	667,101	4,929,418
Bilia AB Class A	444,162	4,339,903
BioGaia AB Class B	31,206	1,242,523
Biotage AB	121,524	1,246,781
Bonava AB Class B	94,089	1,316,959
Bravida Holding AB(b)	374,642	2,509,815
Bufab AB	85,810	1,113,565
Bulten AB	73,837	1,104,737
Byggmax Group AB	195,090	1,310,528
Capio AB(b)	213,873	1,149,363
Clas Ohlson AB Class B	183,477	2,521,058
Cloetta AB Class B	519,038	1,882,800
Com Hem Holding AB	284,976	4,364,701
Coor Service Management Holding AB(b)	346,601	2,645,809
Duni AB	75,348	1,115,841
Dustin Group AB(b)	213,898	2,129,183
Evolution Gaming Group AB(b)	34,422	2,440,546
Granges AB	197,975	2,037,178
Gunnebo AB	201,708	830,236
Hemfosa Fastigheter AB	631,394	8,475,139
HIQ International AB*	244,569	1,859,471
Inwido AB	141,660	1,449,041
ITAB Shop Concept AB Class B	126,734	801,036
KappAhl AB	210,512	1,164,726
KNOW IT AB	54,954	1,043,706
Kungsleden AB	717,921	5,217,258
Lagercrantz Group AB Class B	111,466	1,102,748
LeoVegas AB(b)	160,059	1,637,245
Lindab International AB	113,978	949,411
Mekonomen AB(a)	118,860	2,166,700
Modern Times Group MTG AB Class B	222,988	9,390,689
MQ Holding AB(a)	233,952	762,934
Mycronic AB(a)	225,649	2,342,616
NetEnt AB*	580,344	4,004,817
Nobia AB	525,326	4,452,840
Nobina AB(b)	464,966	3,066,646
Nolato AB Class B	56,276	3,704,765
Nordax Group AB(b)	322,428	2,087,168
Nordic Waterproofing Holding A/S(b)	85,158	733,269
NP3 Fastigheter AB	201,954	1,282,639
Paradox Interactive AB	129,213	1,471,647
Platzer Fastigheter Holding AB Class B	148,449	942,821
Pricer AB Class B(a)	624,922	648,774
Ratos AB Class B	938,780	4,109,420
Resurs Holding AB(a)(b)	961,872	6,843,242
Rottneros AB	761,483	664,990
Scandi Standard AB	162,460	1,259,995
Scandic Hotels Group AB(b)	249,779	3,592,241
Systemair AB	44,943	687,525
Thule Group AB(b)	160,493	3,624,446
Wihlborgs Fastigheter AB	216,103	5,181,193

Total Sweden		141,074,518

Switzerland - 4.4%
Ascom Holding AG Registered Shares	143,064	3,699,551
Bobst Group S.A. Registered Shares	24,512	3,259,882
Daetwyler Holding AG Bearer Shares	15,866	3,067,372
EFG International AG*	866,103	9,154,295
GAM Holding AG*	701,307	11,334,618
Implenia AG Registered Shares	46,234	3,126,548
Kudelski S.A. Bearer Shares(a)	103,184	1,275,903
Mobilezone Holding AG Registered Shares(a)	109,615	1,445,411
Oriflame Holding AG	149,062	6,159,105
Tecan Group AG Registered Shares	10,983	2,284,509
u-blox Holding AG*	6,781	1,334,629
Valiant Holding AG Registered Shares	42,664	4,614,454
Zehnder Group AG	29,548	1,211,332

Total Switzerland		51,967,609

United Kingdom - 25.6%
A.G. Barr PLC	150,890	1,360,436
AA PLC	1,373,106	3,157,697
Abcam PLC	115,072	1,642,251
Ascential PLC	310,295	1,617,303
AVEVA Group PLC	72,443	2,709,624
BCA Marketplace PLC	1,285,660	3,551,398
BGEO Group PLC	47,346	2,278,162
Big Yellow Group PLC	330,785	3,890,746
Bodycote PLC	218,315	2,696,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2017

Investments	Shares	Value

Bovis Homes Group PLC	352,405	$5,587,109
Brewin Dolphin Holdings PLC	648,417	3,420,869
Card Factory PLC	1,417,148	5,657,205
Central Asia Metals PLC	454,656	1,882,010
Chesnara PLC	375,636	1,977,941
Cineworld Group PLC	411,798	3,347,929
Clarkson PLC	41,602	1,610,088
Clinigen Group PLC	46,090	642,187
CMC Markets PLC(b)	915,009	1,856,667
Coats Group PLC	1,046,435	1,261,976
Computacenter PLC	181,849	2,836,336
Concentric AB	101,999	1,881,142
Connect Group PLC	1,047,248	1,586,664
Consort Medical PLC	78,069	1,233,499
Costain Group PLC	208,061	1,316,503
Countryside Properties PLC(b)	556,837	2,659,012
Cranswick PLC	45,096	2,035,690
Crest Nicholson Holdings PLC	634,239	4,675,918
Dairy Crest Group PLC(a)	301,864	2,354,117
De La Rue PLC	215,246	1,867,881
Debenhams PLC(a)	5,108,977	2,401,631
Dechra Pharmaceuticals PLC	65,312	1,851,833
Devro PLC	341,300	1,057,278
DFS Furniture PLC	507,092	1,344,498
Diploma PLC	139,004	2,344,829
Domino’s Pizza Group PLC	698,998	3,268,833
Dunelm Group PLC	474,505	4,445,064
Elementis PLC	1,124,196	4,381,298
EMIS Group PLC	105,210	1,438,884
Epwin Group PLC	555,881	626,953
Equiniti Group PLC(b)	470,202	1,814,695
Essentra PLC	496,929	3,559,408
esure Group PLC	1,081,821	3,636,631
Euromoney Institutional Investor PLC	103,375	1,824,919
FDM Group Holdings PLC	157,906	1,994,024
Ferrexpo PLC	413,455	1,639,312
Fidessa Group PLC	77,425	2,650,885
Galliford Try PLC	333,260	5,797,512
Games Workshop Group PLC	100,278	3,571,692
Genus PLC	48,281	1,653,050
Go-Ahead Group PLC	133,805	2,695,160
Greggs PLC	178,467	3,377,483
Halfords Group PLC	548,001	2,593,096
Hastings Group Holdings PLC(b)	1,075,430	4,655,321
Helical PLC	214,259	985,452
Hill & Smith Holdings PLC	93,602	1,695,443
Hilton Food Group PLC	121,509	1,420,168
Ibstock PLC(b)	713,177	2,571,059
ITE Group PLC	483,540	1,188,842
J D Wetherspoon PLC	78,483	1,334,530
James Fisher & Sons PLC	44,590	943,994
James Halstead PLC(a)	205,507	1,250,998
John Laing Group PLC(b)	454,111	1,806,038
John Menzies PLC	140,142	1,290,072
Johnson Service Group PLC	594,280	1,157,634
Just Group PLC	1,360,056	3,135,046
Kcom Group PLC	2,118,928	2,601,239
Keller Group PLC	141,965	1,868,580
Kier Group PLC	299,203	4,403,645
Lookers PLC	702,793	979,224
Low & Bonar PLC	801,951	593,949
Marshalls PLC	332,602	2,046,719
Marston’s PLC	1,986,422	3,023,023
McCarthy & Stone PLC(b)	883,619	1,886,208
McColl’s Retail Group PLC	388,406	1,387,099
Mears Group PLC	185,415	1,028,362
Millennium & Copthorne Hotels PLC	310,297	2,455,562
Mitchells & Butlers PLC	754,101	2,887,931
Morgan Advanced Materials PLC	676,691	3,087,623
Morgan Sindall Group PLC	69,709	1,346,587
N Brown Group PLC	762,827	2,793,391
NCC Group PLC	474,014	1,500,460
Northgate PLC	212,041	1,093,572
Numis Corp. PLC	319,924	1,449,803
OneSavings Bank PLC	326,725	1,823,598
Pagegroup PLC	707,508	4,474,355
Pan African Resources PLC	7,355,813	1,318,451
PayPoint PLC	200,343	2,474,357
Pendragon PLC	3,309,026	1,275,741
Pets at Home Group PLC(a)	1,321,728	3,153,974
Photo-Me International PLC	1,167,266	2,905,395
Polar Capital Holdings PLC	208,345	1,529,679
Polypipe Group PLC	269,565	1,433,820
PZ Cussons PLC	603,920	2,642,842
Rank Group PLC	451,278	1,474,276
Redde PLC	1,093,062	2,591,316
Renewi PLC	1,438,266	2,009,819
Restaurant Group PLC (The)	510,083	2,076,944
Ricardo PLC	96,705	1,159,699
RPS Group PLC	429,728	1,582,629
RWS Holdings PLC	199,024	1,241,822
Safestore Holdings PLC	352,065	2,379,374
Savills PLC	260,935	3,505,089
Senior PLC	606,948	2,140,474
SIG PLC	767,315	1,828,930
Soco International PLC	734,015	1,107,127
Softcat PLC	177,473	1,248,398
Spire Healthcare Group PLC(b)	251,731	863,582
Spirent Communications PLC	865,104	1,193,675
St. Modwen Properties PLC	261,540	1,435,713
Stagecoach Group PLC	1,895,561	4,223,270
SThree PLC	259,061	1,289,637
Stock Spirits Group PLC	483,387	1,757,361
SuperGroup PLC	134,397	3,594,295
Synthomer PLC	443,507	2,948,174
TalkTalk Telecom Group PLC(a)	4,706,491	9,671,025
TBC Bank Group PLC	66,042	1,563,420
Ted Baker PLC	56,796	2,082,882
Telecom Plus PLC	169,569	2,754,907
Trinity Mirror PLC	677,983	729,127
TT electronics PLC	337,572	1,021,755
Tyman PLC	300,048	1,474,395
Ultra Electronics Holdings PLC	95,696	1,743,729
Unite Group PLC (The)	395,229	4,303,900
Vedanta Resources PLC	931,558	10,138,027
Vesuvius PLC	435,707	3,442,111
Victrex PLC	126,033	4,497,556
Virgin Money Holdings UK PLC	427,338	1,642,907
ZPG PLC(b)	409,259	1,830,284

Total United Kingdom		304,011,066

TOTAL COMMON STOCKS (Cost: $1,046,016,621)		1,184,308,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2017

Investments	Shares	Value

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $536,101)	8,349	$575,914

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%

United States - 5.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $62,998,082)(e)	62,998,082	62,998,082

TOTAL INVESTMENTS IN SECURITIES - 105.2% (Cost: $1,109,550,804)		1,247,882,445
Other Assets less Liabilities - (5.2)%		(61,253,558)

NET ASSETS - 100.0%		$1,186,628,887

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $67,976,257 and the total market value of the collateral held by the Fund was $71,542,536. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $8,544,454.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.2%

Germany - 100.2%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	4,247	$761,910

Air Freight & Logistics - 4.4%
Deutsche Post AG Registered Shares	95,557	4,561,108

Airlines - 1.5%
Deutsche Lufthansa AG Registered Shares	42,847	1,580,565

Auto Components - 3.4%
Continental AG	10,196	2,755,368
ElringKlinger AG	1,846	41,396
Hella GmbH & Co. KGaA	12,725	787,999

Total Auto Components		3,584,763

Automobiles - 13.8%
Bayerische Motoren Werke AG	55,043	5,739,085
Daimler AG Registered Shares	76,512	6,504,794
Volkswagen AG	10,769	2,181,530

Total Automobiles		14,425,409

Capital Markets - 3.2%
AURELIUS Equity Opportunities SE & Co. KGaA(a)	8,955	612,500
Deutsche Bank AG Registered Shares	67,224	1,281,471
Deutsche Boerse AG	12,785	1,486,096

Total Capital Markets		3,380,067

Chemicals - 13.2%
BASF SE	56,029	6,172,234
Covestro AG(b)	13,482	1,392,756
Evonik Industries AG	42,466	1,599,656
Fuchs Petrolub SE	6,006	291,149
K+S AG Registered Shares	7,474	186,272
LANXESS AG	5,657	450,303
Linde AG*	9,255	2,163,224
Symrise AG	7,112	611,641
Wacker Chemie AG	4,805	935,869

Total Chemicals		13,803,104

Commercial Services & Supplies - 0.1%
Bilfinger SE	2,826	134,262

Construction & Engineering - 0.7%
Hochtief AG	3,850	682,367

Construction Materials - 1.1%
HeidelbergCement AG	10,681	1,157,524

Diversified Telecommunication Services - 4.7%
Deutsche Telekom AG Registered Shares	276,996	4,921,066

Electrical Equipment - 0.6%
OSRAM Licht AG	7,343	660,694

Food Products - 0.4%
Suedzucker AG	18,356	398,517

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	1,605	99,756

Health Care Providers & Services - 1.8%
Fresenius Medical Care AG & Co. KGaA	9,757	1,028,449
Fresenius SE & Co. KGaA	11,522	900,284

Total Health Care Providers & Services		1,928,733

Health Care Technology - 0.1%
CompuGroup Medical SE	1,041	68,402

Hotels, Restaurants & Leisure - 1.4%
TUI AG	73,570	1,516,847

Household Products - 1.1%
Henkel AG & Co. KGaA	9,911	1,190,113

Independent Power & Renewable Electricity Producers - 1.1%
Uniper SE	37,594	1,173,715

Industrial Conglomerates - 5.8%
Indus Holding AG	1,395	99,670
Rheinmetall AG	5,816	739,241
Siemens AG Registered Shares	37,576	5,240,835

Total Industrial Conglomerates		6,079,746

Insurance - 13.0%
Allianz SE Registered Shares	29,693	6,828,002
Hannover Rueck SE	14,255	1,795,616
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	17,622	3,824,761
Talanx AG	29,801	1,219,196

Total Insurance		13,667,575

Internet & Catalog Retail - 0.1%
Takkt AG	2,641	59,827

IT Services - 0.2%
Bechtle AG	1,127	94,081
Wirecard AG	618	69,067

Total IT Services		163,148

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	700	58,100

Machinery - 4.1%
DMG MORI AG	7,964	440,097
Duerr AG	4,091	523,424
GEA Group AG	13,524	649,747
KION Group AG	7,085	612,382
Krones AG	3,058	420,450
MAN SE	11,696	1,339,851
NORMA Group SE	736	49,466
Pfeiffer Vacuum Technology AG	444	83,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2017

Investments	Shares	Value

Wacker Neuson SE	2,533	$91,477
Washtec AG	616	58,214

Total Machinery		4,268,360

Media - 2.6%
Axel Springer SE	11,467	896,813
CTS Eventim AG & Co. KGaA	9,554	445,418
ProSiebenSat.1 Media SE	27,590	950,999
Stroeer SE & Co. KGaA(a)	5,814	430,057

Total Media		2,723,287

Metals & Mining - 1.0%
Aurubis AG	5,564	518,331
Salzgitter AG	997	56,981
ThyssenKrupp AG	15,550	452,153

Total Metals & Mining		1,027,465

Multi-Utilities - 3.6%
E.ON SE	131,717	1,433,140
Innogy SE(b)	59,385	2,330,039

Total Multi-Utilities		3,763,179

Personal Products - 0.8%
Beiersdorf AG	7,188	845,009

Pharmaceuticals - 5.4%
Bayer AG Registered Shares	39,676	4,954,867
Merck KGaA	4,583	493,918
STADA Arzneimittel AG	2,039	216,025

Total Pharmaceuticals		5,664,810

Road & Rail - 0.2%
Sixt SE	1,853	165,791
VTG AG(a)	1,015	58,210

Total Road & Rail		224,001

Semiconductors & Semiconductor Equipment - 1.1%
Infineon Technologies AG	40,202	1,102,350

Software - 4.1%
Nemetschek SE	681	61,200
SAP SE	36,686	4,116,712
Software AG	2,294	129,082

Total Software		4,306,994

Specialty Retail - 1.1%
CECONOMY AG	28,880	437,130
Fielmann AG	8,144	718,976

Total Specialty Retail		1,156,106

Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf AG	4,154	364,133

Textiles, Apparel & Luxury Goods - 1.9%
adidas AG	6,916	1,388,136
Hugo Boss AG	6,819	580,875

Total Textiles, Apparel & Luxury Goods		1,969,011

Thrifts & Mortgage Finance - 0.6%
Aareal Bank AG	13,011	589,479

Trading Companies & Distributors - 0.7%
BayWa AG	308	11,861
Brenntag AG	11,136	705,646
Kloeckner & Co. SE	3,993	49,339

Total Trading Companies & Distributors		766,846
Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	4,082	116,022

TOTAL COMMON STOCKS (Cost: $91,223,062)		104,944,370

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $6,989)(d)	6,989	6,989

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $91,230,051)		104,951,359
Other Assets less Liabilities - (0.2)%		(169,351)

NET ASSETS - 100.0%		$104,782,008

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $415,253 and the total market value of the collateral held by the Fund was $446,847. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $439,858.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	18,379,106	EUR	22,068,969	USD	$666	$—
Bank of America N.A.	1/3/2018	22,068,969	USD	18,468,375	EUR	—	(107,859)
Bank of America N.A.	2/2/2018	22,088,165	USD	18,364,352	EUR	—	(2,009)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2017

Bank of Montreal	1/3/2018	14,003,062	EUR	16,814,457	USD	$423	$—
Bank of Montreal	1/3/2018	16,814,457	USD	14,070,970	EUR	—	(81,966)
Bank of Montreal	1/3/2018	43,000	USD	35,817	EUR	—	(9)
Bank of Montreal	2/2/2018	16,829,082	USD	13,991,355	EUR	—	(887)
Barclays Bank PLC	1/3/2018	18,379,014	EUR	22,068,969	USD	555	—
Barclays Bank PLC	1/3/2018	22,068,969	USD	18,468,297	EUR	—	(107,766)
Barclays Bank PLC	2/2/2018	22,088,165	USD	18,363,741	EUR	—	(1,275)
Citibank N.A.	1/3/2018	18,379,106	EUR	22,068,969	USD	666	—
Citibank N.A.	1/3/2018	22,068,969	USD	18,468,436	EUR	—	(107,934)
Citibank N.A.	2/2/2018	22,088,165	USD	18,363,741	EUR	—	(1,275)
Credit Suisse International	1/3/2018	18,379,014	EUR	22,068,969	USD	555	—
Credit Suisse International	2/2/2018	22,088,165	USD	18,364,413	EUR	—	(2,083)
Goldman Sachs	1/3/2018	22,068,969	USD	18,467,988	EUR	—	(107,395)

						$2,865	$(520,458)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.2%

Australia - 4.1%
AGL Energy Ltd.	87	$1,658
Amcor Ltd.	746	8,997
AMP Ltd.	1,513	6,142
Australia & New Zealand Banking Group Ltd.	1,315	29,560
BHP Billiton Ltd.	1,323	30,599
Commonwealth Bank of Australia	676	42,478
CSL Ltd.	109	12,046
Fortescue Metals Group Ltd.	3,341	12,752
Macquarie Group Ltd.	155	12,079
National Australia Bank Ltd.	1,611	37,260
Newcrest Mining Ltd.	174	3,106
QBE Insurance Group Ltd.	329	2,748
Rio Tinto Ltd.	369	21,880
South32 Ltd.	1,830	4,995
Telstra Corp., Ltd.	2,833	8,043
Wesfarmers Ltd.	711	24,702
Westpac Banking Corp.	1,766	43,303
Woodside Petroleum Ltd.	451	11,669
Woolworths Group Ltd.	663	14,157

Total Australia		328,174

Austria - 0.2%
Andritz AG	125	7,067
OMV AG	200	12,688

Total Austria		19,755

Belgium - 0.9%
Anheuser-Busch InBev S.A.	520	58,152
Proximus SADP	364	11,954
Umicore S.A.	126	5,970

Total Belgium		76,076

Brazil - 0.9%
Ambev S.A.	2,834	18,181
Banco do Brasil S.A.	1,199	11,502
BB Seguridade Participacoes S.A.	925	7,945
Cielo S.A.	1,100	7,799
Ultrapar Participacoes S.A.	200	4,522
Vale S.A.	1,549	18,800

Total Brazil		68,749

Canada - 6.9%
Agrium, Inc.	86	9,924
Bank of Montreal	455	36,529
Bank of Nova Scotia (The)(a)	581	37,616
Barrick Gold Corp.	306	4,440
BCE, Inc.	678	32,673
Brookfield Asset Management, Inc. Class A	158	6,900
CAE, Inc.	171	3,187
Canadian Imperial Bank of Commerce(a)	215	21,027
Canadian National Railway Co.	158	13,071
Canadian Natural Resources Ltd.	503	18,033
Canadian Tire Corp., Ltd. Class A	70	9,157
Enbridge, Inc.	711	27,896
Encana Corp.	558	7,469
Goldcorp, Inc.	400	5,118
Great-West Lifeco, Inc.	356	9,973
Intact Financial Corp.	54	4,525
Inter Pipeline Ltd.	605	12,569
Manulife Financial Corp.	867	18,143
Pembina Pipeline Corp.	353	12,822
Potash Corp. of Saskatchewan, Inc.	419	8,621
Power Financial Corp.	461	12,708
Rogers Communications, Inc. Class B	269	13,751
Royal Bank of Canada	677	55,464
Shaw Communications, Inc. Class B	603	13,807
Sun Life Financial, Inc.	393	16,273
Suncor Energy, Inc.	836	30,792
TELUS Corp.	563	21,398
Thomson Reuters Corp.	356	15,567
Toronto-Dominion Bank (The)	882	51,845
TransCanada Corp.(a)	425	20,752

Total Canada		552,050

Chile - 0.2%
Enel Americas S.A.	20,667	4,605
S.A.C.I. Falabella	1,019	10,164

Total Chile		14,769

China - 5.0%
Agricultural Bank of China Ltd. Class H	18,000	8,381
Bank of China Ltd. Class H	45,000	22,105
Bank of Communications Co., Ltd. Class H	15,000	11,129
China CITIC Bank Corp., Ltd. Class H	19,000	11,910
China Communications Construction Co., Ltd. Class H	5,000	5,680
China Construction Bank Corp. Class H	80,500	74,143
China Life Insurance Co., Ltd. Class H	4,000	12,562
China Mobile Ltd.	7,000	70,964
China Overseas Land & Investment Ltd.	4,000	12,869
China Pacific Insurance Group Co., Ltd. Class H	2,000	9,607
China Petroleum & Chemical Corp. Class H	32,000	23,456
China Resources Land Ltd.	2,000	5,884
China Shenhua Energy Co., Ltd. Class H	2,000	5,181
China Telecom Corp., Ltd. Class H	20,000	9,517
CITIC Ltd.	5,000	7,215
CNOOC Ltd.	19,000	27,270
Guangdong Investment Ltd.	4,000	5,352
Hengan International Group Co., Ltd.	500	5,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Investments	Shares	Value

Industrial & Commercial Bank of China Ltd. Class H	48,000	$38,622
PetroChina Co., Ltd. Class H	24,000	16,732
Ping An Insurance Group Co. of China Ltd. Class H	1,000	10,407
Want Want China Holdings Ltd.	7,000	5,865

Total China		400,400

Denmark - 1.4%
AP Moller - Maersk A/S Class B	5	8,741
Coloplast A/S Class B	185	14,724
Danske Bank A/S	468	18,236
Novo Nordisk A/S Class B	796	42,943
Orsted A/S(b)	64	3,496
Pandora A/S	161	17,540
Vestas Wind Systems A/S	105	7,262

Total Denmark		112,942

Finland - 0.7%
Fortum Oyj	780	15,454
Kone Oyj Class B	245	13,174
Metso Oyj	179	6,119
Nokia Oyj	1,849	8,646
Sampo Oyj Class A	83	4,565
UPM-Kymmene Oyj	377	11,730

Total Finland		59,688

France - 8.6%
Accor S.A.	198	10,224
Air Liquide S.A.	56	7,064
Airbus SE	243	24,219
AXA S.A.	764	22,692
BNP Paribas S.A.	420	31,395
Capgemini SE	95	11,281
Carrefour S.A.	517	11,199
Cie de Saint-Gobain	234	12,920
Cie Generale des Etablissements Michelin	78	11,197
Credit Agricole S.A.	1,250	20,714
Danone S.A.	234	19,655
Electricite de France S.A.	2,327	29,116
Engie S.A.	1,681	28,936
Essilor International Cie Generale d’Optique S.A.	68	9,386
Eutelsat Communications S.A.	187	4,333
Hermes International	17	9,110
Iliad S.A.	9	2,159
Kering	47	22,180
Klepierre S.A.	278	12,240
L’Oreal S.A.	95	21,098
Legrand S.A.	141	10,868
LVMH Moet Hennessy Louis Vuitton SE	125	36,835
Natixis S.A.	1,898	15,033
Orange S.A.	1,127	19,589
Orpea	69	8,145
Pernod Ricard S.A.	77	12,200
Publicis Groupe S.A.	93	6,326
Renault S.A.	124	12,494
Safran S.A.	99	10,213
Sanofi	536	46,245
Schneider Electric SE*	189	16,082
SCOR SE	98	3,947
Societe Generale S.A.	381	19,696
Teleperformance	38	5,451
TOTAL S.A.	1,205	66,625
Unibail-Rodamco SE	32	8,069
Valeo S.A.	105	7,851
Veolia Environnement S.A.	285	7,281
Vinci S.A.	261	26,687
Vivendi S.A.	843	22,695
Wendel S.A.	23	3,988

Total France		687,438

Germany - 7.3%
adidas AG	71	14,251
Allianz SE Registered Shares	243	55,879
BASF SE	429	47,259
Bayer AG Registered Shares	316	39,463
Bayerische Motoren Werke AG	351	36,597
Beiersdorf AG	53	6,231
Continental AG	64	17,295
Daimler AG Registered Shares	731	62,147
Deutsche Post AG Registered Shares	528	25,202
Deutsche Telekom AG Registered Shares	2,393	42,514
E.ON SE	786	8,552
Evonik Industries AG	260	9,794
Freenet AG	363	13,434
GEA Group AG	125	6,005
Hannover Rueck SE	78	9,825
Henkel AG & Co. KGaA	80	9,606
Innogy SE(b)	287	11,261
K+S AG Registered Shares	251	6,256
Linde AG*	74	17,296
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	102	22,139
ProSiebenSat.1 Media SE	107	3,688
SAP SE	324	36,358
Siemens AG Registered Shares	420	58,579
Symrise AG	78	6,708
Telefonica Deutschland Holding AG	1,886	9,480
Volkswagen AG	62	12,560

Total Germany		588,379

Hong Kong - 1.1%
AIA Group Ltd.	1,400	11,936
BOC Hong Kong Holdings Ltd.	2,500	12,664
CLP Holdings Ltd.	1,000	10,227
Hang Lung Properties Ltd.	2,000	4,887
Hang Seng Bank Ltd.	500	12,409
Hong Kong & China Gas Co., Ltd.	3,200	6,271
MTR Corp., Ltd.	1,500	8,788
Power Assets Holdings Ltd.	500	4,218
Sun Hung Kai Properties Ltd.	1,000	16,681
Wharf Holdings Ltd. (The)	1,000	3,454

Total Hong Kong		91,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Investments	Shares	Value

Hungary - 0.1%
OTP Bank PLC	128	$5,312

India - 0.8%
Bharti Infratel Ltd.	914	5,424
Coal India Ltd.	1,936	7,976
Infosys Ltd.	1,541	25,158
Oil & Natural Gas Corp., Ltd.	760	2,324
Sun Pharmaceutical Industries Ltd.	458	4,098
Tata Consultancy Services Ltd.	203	8,591
Vedanta Ltd.	2,110	10,906

Total India		64,477

Indonesia - 0.4%
Astra International Tbk PT	13,700	8,381
Bank Rakyat Indonesia Persero Tbk PT	43,000	11,537
Telekomunikasi Indonesia Persero Tbk PT	38,100	12,468

Total Indonesia		32,386

Ireland - 0.6%
CRH PLC	629	22,625
DCC PLC	89	8,988
Kerry Group PLC Class A	74	8,308
Smurfit Kappa Group PLC	240	8,124

Total Ireland		48,045

Israel - 0.2%
Teva Pharmaceutical Industries Ltd.	918	17,360

Italy - 1.3%
Enel SpA	4,028	24,813
Eni SpA	1,693	28,055
Intesa Sanpaolo SpA	5,793	19,269
Luxottica Group SpA	109	6,695
Snam SpA	2,510	12,297
Terna Rete Elettrica Nazionale SpA	2,631	15,303

Total Italy		106,432

Japan - 19.1%
Aisin Seiki Co., Ltd.	200	11,238
Asahi Group Holdings Ltd.	300	14,887
Asahi Kasei Corp.	800	10,322
Astellas Pharma, Inc.	1,200	15,308
Bridgestone Corp.	600	27,899
Canon, Inc.	1,200	44,740
Central Japan Railway Co.	30	5,374
Chubu Electric Power Co., Inc.	400	4,973
Chugai Pharmaceutical Co., Ltd.	300	15,366
Dai-ichi Life Holdings, Inc.	600	12,378
Daiichi Sankyo Co., Ltd.	500	13,036
Daikin Industries Ltd.	200	23,675
Daiwa House Industry Co., Ltd.	330	12,676
Denso Corp.	430	25,815
Dentsu, Inc.	100	4,239
East Japan Railway Co.	100	9,760
Eisai Co., Ltd.	110	6,265
Electric Power Development Co., Ltd.	400	10,777
FANUC Corp.	60	14,413
FUJIFILM Holdings Corp.	120	4,905
Hitachi Ltd.	2,600	20,262
Honda Motor Co., Ltd.	800	27,427
Hoya Corp.	170	8,493
Isuzu Motors Ltd.	600	10,051
ITOCHU Corp.	1,400	26,136
Japan Post Holdings Co., Ltd.	2,500	28,673
Japan Tobacco, Inc.	1,200	38,679
JFE Holdings, Inc.	400	9,609
JXTG Holdings, Inc.	2,600	16,779
Kansai Electric Power Co., Inc. (The)	800	9,800
Kao Corp.	230	15,556
Kawasaki Heavy Industries Ltd.	300	10,533
KDDI Corp.	1,500	37,344
Kirin Holdings Co., Ltd.	600	15,129
Komatsu Ltd.	600	21,720
LIXIL Group Corp.	300	8,123
Makita Corp.	300	12,610
Mazda Motor Corp.	300	4,025
Mitsubishi Chemical Holdings Corp.	1,500	16,465
Mitsubishi Corp.	1,000	27,634
Mitsubishi Electric Corp.	1,200	19,936
Mitsubishi Heavy Industries Ltd.	120	4,485
Mitsubishi Materials Corp.	200	7,119
Mitsubishi Motors Corp.	800	5,781
Mitsubishi Tanabe Pharma Corp.	500	10,351
Mitsubishi UFJ Financial Group, Inc.	5,300	38,881
Mitsui & Co., Ltd.	1,500	24,394
Mizuho Financial Group, Inc.	14,000	25,427
MS&AD Insurance Group Holdings, Inc.	430	14,559
Murata Manufacturing Co., Ltd.	60	8,053
Nippon Steel & Sumitomo Metal Corp.	600	15,398
Nippon Telegraph & Telephone Corp.	1,100	51,763
Nissan Motor Co., Ltd.	4,300	42,886
Nitto Denko Corp.	100	8,886
Nomura Holdings, Inc.	2,000	11,808
NSK Ltd.	600	9,449
NTT Data Corp.	700	8,320
NTT DOCOMO, Inc.	2,400	56,692
Omron Corp.	200	11,931
Osaka Gas Co., Ltd.	500	9,632
Otsuka Holdings Co., Ltd.	300	13,177
Panasonic Corp.	1,400	20,500
Recruit Holdings Co., Ltd.	710	17,648
Ricoh Co., Ltd.	500	4,647
Secom Co., Ltd.	200	15,103
Seiko Epson Corp.	350	8,261
Sekisui House Ltd.	800	14,455
Seven & I Holdings Co., Ltd.	380	15,797
Shin-Etsu Chemical Co., Ltd.	200	20,328
Shionogi & Co., Ltd.	200	10,825
SoftBank Group Corp.	200	15,837
Sompo Holdings, Inc.	200	7,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Investments	Shares	Value

Subaru Corp.	600	$19,084
Sumitomo Corp.	1,200	20,400
Sumitomo Electric Industries Ltd.	600	10,146
Sumitomo Mitsui Financial Group, Inc.	730	31,546
Sumitomo Mitsui Trust Holdings, Inc.	300	11,912
T&D Holdings, Inc.	500	8,553
Takeda Pharmaceutical Co., Ltd.	580	32,957
Tokio Marine Holdings, Inc.	300	13,691
Tokyo Electron Ltd.	100	18,109
Tokyo Gas Co., Ltd.	400	9,156
Toray Industries, Inc.	1,100	10,375
Toyota Motor Corp.	1,720	110,132
Toyota Tsusho Corp.	300	12,077
Trend Micro, Inc.	170	9,643
Yahoo Japan Corp.	2,900	13,309

Total Japan		1,534,261

Malaysia - 0.3%
Malayan Banking Bhd	5,100	12,350
Public Bank Bhd	800	4,108
Tenaga Nasional Bhd	1,700	6,410

Total Malaysia		22,868

Mexico - 0.6%
America Movil S.A.B. de C.V. Series L	7,300	6,324
Fomento Economico Mexicano S.A.B. de C.V.	1,094	10,341
Grupo Financiero Banorte S.A.B. de C.V. Class O	1,900	10,471
Grupo Mexico S.A.B. de C.V. Series B	1,406	4,665
Wal-Mart de Mexico S.A.B. de C.V.	4,970	12,241

Total Mexico		44,042

Netherlands - 2.3%
ABN AMRO Group N.V. CVA(b)	552	17,830
Aegon N.V.	1,484	9,471
ASML Holding N.V.	94	16,384
Heineken Holding N.V.	92	9,113
Heineken N.V.	165	17,224
ING Groep N.V.	2,309	42,491
Koninklijke Ahold Delhaize N.V.	773	17,019
Koninklijke DSM N.V.	105	10,045
Koninklijke Philips N.V.	498	18,861
NN Group N.V.	273	11,841
Steinhoff International Holdings N.V.	2,827	1,076
Wolters Kluwer N.V.	206	10,755

Total Netherlands		182,110

New Zealand - 0.1%
Spark New Zealand Ltd.	3,572	9,222

Norway - 0.5%
Marine Harvest ASA*	293	4,979
Norsk Hydro ASA	828	6,312
Statoil ASA	902	19,321
Telenor ASA	521	11,204

Total Norway		41,816

Philippines - 0.2%
Ayala Land, Inc.	4,400	3,931
SM Investments Corp.	620	12,296

Total Philippines		16,227

Poland - 0.1%
Powszechny Zaklad Ubezpieczen S.A.	708	8,590

Portugal - 0.2%
Galp Energia, SGPS, S.A.	654	12,035

Russia - 0.9%
Gazprom PJSC ADR	2,860	12,613
Lukoil PJSC ADR	291	16,651
Magnit PJSC GDR Reg S	98	2,680
MMC Norilsk Nickel PJSC ADR	315	5,903
Mobile TeleSystems PJSC ADR	723	7,367
Novatek PJSC GDR Reg S	23	2,765
Rosneft Oil Co. PJSC GDR Reg S	1,883	9,396
Sberbank of Russia PJSC ADR	438	7,415
Tatneft PJSC ADR	158	7,815

Total Russia		72,605

Singapore - 0.8%
CapitaLand Ltd.	3,800	10,037
DBS Group Holdings Ltd.	800	14,876
Oversea-Chinese Banking Corp., Ltd.	1,400	12,980
Singapore Telecommunications Ltd.	5,900	15,761
United Overseas Bank Ltd.	506	10,015

Total Singapore		63,669

South Africa - 1.5%
Barclays Africa Group Ltd.	274	4,028
Bid Corp., Ltd.	130	3,161
FirstRand Ltd.	2,474	13,439
MTN Group Ltd.	2,216	24,451
Remgro Ltd.	189	3,603
Sanlam Ltd.	1,054	7,407
Sasol Ltd.	446	15,426
Shoprite Holdings Ltd.	193	3,448
Standard Bank Group Ltd.	1,037	16,389
Tiger Brands Ltd.(a)	252	9,363
Vodacom Group Ltd.	623	7,331
Woolworths Holdings Ltd.	1,854	9,781

Total South Africa		117,827

South Korea - 3.4%
Hana Financial Group, Inc.	147	6,838
Hyundai Motor Co.	132	19,235
KB Financial Group, Inc.	177	10,482
Korea Electric Power Corp.	292	10,406
Korea Zinc Co., Ltd.	7	3,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Investments	Shares	Value

KT&G Corp.	102	$11,005
LG Chem Ltd.	32	12,106
NAVER Corp.	5	4,063
POSCO	68	21,120
Samsung Electronics Co., Ltd.	41	97,584
Samsung Fire & Marine Insurance Co., Ltd.	23	5,736
Samsung Life Insurance Co., Ltd.	69	8,024
Shinhan Financial Group Co., Ltd.	227	10,475
SK Holdings Co., Ltd.	23	6,080
SK Hynix, Inc.	185	13,220
SK Innovation Co., Ltd.	54	10,315
SK Telecom Co., Ltd.	85	21,199

Total South Korea		271,112

Spain - 2.5%
ACS Actividades de Construccion y Servicios S.A.	197	7,716
Amadeus IT Group S.A.	227	16,385
Banco Bilbao Vizcaya Argentaria S.A.	1,447	12,357
Banco de Sabadell S.A.	2,733	5,435
Banco Santander S.A.	3,366	22,146
Bankinter S.A.	482	4,575
Enagas S.A.	370	10,605
Endesa S.A.	699	14,987
Gas Natural SDG S.A.	563	13,014
Iberdrola S.A.	3,570	27,693
Industria de Diseno Textil S.A.	503	17,543
Red Electrica Corp. S.A.	398	8,942
Repsol S.A.	803	14,218
Telefonica S.A.	2,718	26,518

Total Spain		202,134

Sweden - 2.0%
Alfa Laval AB	501	11,859
Assa Abloy AB Class B	456	9,490
Atlas Copco AB Class B	521	20,019
Electrolux AB Series B	225	7,263
Getinge AB Class B	381	5,538
Hennes & Mauritz AB Class B	167	3,453
Nordea Bank AB	1,565	18,981
Sandvik AB	876	15,375
Skandinaviska Enskilda Banken AB Class A	887	10,433
SKF AB Class B	369	8,211
Svenska Cellulosa AB SCA Class B	336	3,470
Svenska Handelsbanken AB Class A	443	6,071
Swedbank AB Class A	284	6,865
Telefonaktiebolaget LM Ericsson Class B	1,580	10,392
Telia Co. AB	613	2,736
Volvo AB Class B	900	16,785

Total Sweden		156,941

Switzerland - 6.8%
ABB Ltd. Registered Shares	1,326	35,541
Cie Financiere Richemont S.A. Registered Shares	203	18,394
Credit Suisse Group AG Registered Shares*	1,264	22,569
EMS-Chemie Holding AG Registered Shares	14	9,345
Givaudan S.A. Registered Shares	6	13,866
Julius Baer Group Ltd.*	132	8,073
Kuehne + Nagel International AG Registered Shares	72	12,745
LafargeHolcim Ltd. Registered Shares*	267	15,056
Nestle S.A. Registered Shares	1,230	105,771
Novartis AG Registered Shares	936	79,145
Partners Group Holding AG	14	9,597
Roche Holding AG Bearer Shares	56	14,148
Roche Holding AG Genusschein	298	75,379
Schindler Holding AG Registered Shares	37	8,372
SGS S.A. Registered Shares	6	15,645
Sonova Holding AG Registered Shares	74	11,558
Swatch Group AG (The) Registered Shares	105	8,027
Swiss Re AG	226	21,162
Swisscom AG Registered Shares	21	11,173
UBS Group AG Registered Shares*	1,573	28,958
Zurich Insurance Group AG	84	25,566

Total Switzerland		550,090

Taiwan - 2.5%
Asustek Computer, Inc.	1,000	9,392
Cathay Financial Holding Co., Ltd.	6,000	10,787
China Steel Corp.	5,000	4,158
Chunghwa Telecom Co., Ltd.	5,000	17,810
Delta Electronics, Inc.	2,000	9,644
First Financial Holding Co., Ltd.	12,195	8,012
Formosa Petrochemical Corp.	3,000	11,644
Formosa Plastics Corp.	3,000	9,950
Hon Hai Precision Industry Co., Ltd.	6,940	22,202
Hua Nan Financial Holdings Co., Ltd.	15,027	8,458
MediaTek, Inc.	1,000	9,879
Mega Financial Holding Co., Ltd.	9,000	7,274
Nan Ya Plastics Corp.	5,000	13,089
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	61,697

Total Taiwan		203,996

Thailand - 0.3%
CP ALL PCL NVDR	4,400	10,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Investments	Shares	Value

PTT PCL NVDR	1,100	$14,851

Total Thailand		25,247

Turkey - 0.1%
Akbank Turk AS	1,236	3,211
Turkiye Garanti Bankasi AS	2,192	6,197

Total Turkey		9,408

United Kingdom - 14.3%
Admiral Group PLC	291	7,881
Anglo American PLC	305	6,393
AstraZeneca PLC	569	39,417
Aviva PLC	564	3,864
BAE Systems PLC	1,412	10,945
Barclays PLC	3,868	10,627
BHP Billiton PLC	975	20,081
Booker Group PLC	3,956	12,255
BP PLC	12,182	86,137
British American Tobacco PLC	810	54,984
British Land Co. PLC (The)	1,142	10,682
BT Group PLC	5,876	21,597
Capita PLC	595	3,227
Carnival PLC	153	10,125
Centrica PLC	3,358	6,237
Compass Group PLC	738	15,973
Derwent London PLC	267	11,262
Diageo PLC	896	33,029
GKN PLC	1,890	8,166
GlaxoSmithKline PLC	2,951	52,794
Halma PLC	488	8,318
Hammerson PLC	1,316	9,738
HSBC Holdings PLC	9,747	101,118
Imperial Brands PLC	585	25,054
ITV PLC	4,311	9,651
Johnson Matthey PLC	129	5,366
Land Securities Group PLC	790	10,772
Legal & General Group PLC	1,215	4,492
Lloyds Banking Group PLC	23,011	21,186
London Stock Exchange Group PLC	171	8,774
Marks & Spencer Group PLC	2,405	10,242
Melrose Industries PLC	1,560	4,478
National Grid PLC	1,624	19,225
Old Mutual PLC	1,829	5,733
Pearson PLC	440	4,381
Persimmon PLC	398	14,741
Prudential PLC	392	10,104
Reckitt Benckiser Group PLC	201	18,813
RELX N.V.	510	11,737
RELX PLC	633	14,891
Rio Tinto PLC	724	38,608
Rolls-Royce Holdings PLC*	581	6,657
Royal Dutch Shell PLC Class A	3,166	106,213
Royal Dutch Shell PLC Class B	2,523	85,615
Schroders PLC	280	13,317
Severn Trent PLC	201	5,878
Smiths Group PLC	516	10,400
SSE PLC	784	13,999
St. James’s Place PLC	428	7,098
Unilever N.V. CVA	701	39,525
Unilever PLC	443	24,723
United Utilities Group PLC	457	5,128
Vodafone Group PLC	12,598	40,048
Whitbread PLC	164	8,874

Total United Kingdom		1,150,573

TOTAL COMMON STOCKS (Cost: $7,004,094)		7,968,740

EXCHANGE-TRADED NOTE - 1.2%
United States - 1.2%
iPath MSCI India Index ETN* (Cost: $80,875)	1,080	95,386

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $17,102)(d)	17,102	17,102

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $7,102,071)		8,081,228
Other Assets less Liabilities - (0.6)%		(46,607)

NET ASSETS - 100.0%		$8,034,621

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $55,061 and the total market value of the collateral held by the Fund was $58,634. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,532.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	85,021	AUD	66,497	USD	$2	$—
Bank of America N.A.	1/3/2018	142,106	CAD	113,325	USD	94	—
Bank of America N.A.	1/3/2018	143,540	DKK	23,149	USD	1	—
Bank of America N.A.	1/3/2018	360,438	EUR	432,801	USD	13	—
Bank of America N.A.	1/3/2018	163,742	GBP	221,494	USD	8	—
Bank of America N.A.	1/3/2018	803,807	HKD	102,821	USD	3	—
Bank of America N.A.	1/3/2018	288,278	HUF	1,116	USD	—	—
Bank of America N.A.	1/3/2018	11,193	ILS	3,224	USD	—	—
Bank of America N.A.	1/3/2018	185,472	MXN	9,480	USD	—	—
Bank of America N.A.	1/3/2018	69,078	NOK	8,445	USD	—	—
Bank of America N.A.	1/3/2018	712,386	PHP	14,276	USD	—	(29)
Bank of America N.A.	1/3/2018	7,492	PLN	2,156	USD	—	—
Bank of America N.A.	1/3/2018	270,903	SEK	33,089	USD	—	(2)
Bank of America N.A.	1/3/2018	7,639	TRY	2,014	USD	—	—
Bank of America N.A.	1/3/2018	66,497	USD	87,612	AUD	—	(2,029)
Bank of America N.A.	1/3/2018	113,325	USD	145,911	CAD	—	(3,131)
Bank of America N.A.	1/3/2018	23,149	USD	144,155	DKK	—	(100)
Bank of America N.A.	1/3/2018	432,801	USD	362,189	EUR	—	(2,115)
Bank of America N.A.	1/3/2018	221,494	USD	163,420	GBP	428	—
Bank of America N.A.	1/3/2018	102,821	USD	802,768	HKD	130	—
Bank of America N.A.	1/3/2018	1,116	USD	292,267	HUF	—	(15)
Bank of America N.A.	1/3/2018	3,224	USD	11,253	ILS	—	(17)
Bank of America N.A.	1/3/2018	9,480	USD	177,334	MXN	416	—
Bank of America N.A.	1/3/2018	8,445	USD	69,929	NOK	—	(104)
Bank of America N.A.	1/3/2018	2,156	USD	7,593	PLN	—	(29)
Bank of America N.A.	1/3/2018	33,089	USD	275,020	SEK	—	(501)
Bank of America N.A.	1/3/2018	2,014	USD	7,947	TRY	—	(81)
Bank of America N.A.	1/4/2018	110,909	CHF	113,815	USD	—	(3)
Bank of America N.A.	1/4/2018	1,998,087	CLP	3,249	USD	—	—
Bank of America N.A.	1/4/2018	2,456	NZD	1,747	USD	—	—
Bank of America N.A.	1/4/2018	17,505	SGD	13,098	USD	1	—
Bank of America N.A.	1/4/2018	14,198	USD	46,564	BRL	162	—
Bank of America N.A.	1/4/2018	113,815	USD	111,441	CHF	—	(542)
Bank of America N.A.	1/4/2018	3,086	USD	1,998,087	CLP	—	(163)
Bank of America N.A.	1/4/2018	1,747	USD	2,547	NZD	—	(64)
Bank of America N.A.	1/4/2018	13,098	USD	17,640	SGD	—	(102)
Bank of America N.A.	1/4/2018	20,584	USD	282,270	ZAR	—	(2,213)
Bank of America N.A.	1/4/2018	254,891	ZAR	20,584	USD	2	—
Bank of America N.A.	1/9/2018	36,260,198	JPY	321,940	USD	11	—
Bank of America N.A.	1/9/2018	321,940	USD	35,949,204	JPY	2,750	—
Bank of America N.A.	2/2/2018	68,909	USD	88,105	AUD	—	(4)
Bank of America N.A.	2/2/2018	115,922	USD	145,177	CAD	—	(1)
Bank of America N.A.	2/2/2018	114,633	USD	111,486	CHF	—	(5)
Bank of America N.A.	2/2/2018	24,044	USD	148,830	DKK	—	(3)
Bank of America N.A.	2/2/2018	427,465	USD	355,398	EUR	—	(37)
Bank of America N.A.	2/2/2018	227,560	USD	168,068	GBP	—	(14)
Bank of America N.A.	2/2/2018	103,466	USD	808,290	HKD	3	—
Bank of America N.A.	2/2/2018	1,136	USD	293,058	HUF	—	—
Bank of America N.A.	2/2/2018	3,941	USD	13,665	ILS	—	—
Bank of America N.A.	2/2/2018	9,027	USD	177,606	MXN	—	(1)
Bank of America N.A.	2/2/2018	8,576	USD	70,091	NOK	—	(1)
Bank of America N.A.	2/2/2018	1,866	USD	2,625	NZD	—	—
Bank of America N.A.	2/2/2018	14,675	USD	731,551	PHP	26	—
Bank of America N.A.	2/2/2018	2,122	USD	7,374	PLN	—	—
Bank of America N.A.	2/2/2018	32,771	USD	267,837	SEK	—	—
Bank of America N.A.	2/2/2018	2,272	USD	8,696	TRY	—	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	2/5/2018	3,569	USD	2,195,450	CLP	$—	$—
Bank of America N.A.	2/5/2018	322,327	USD	36,259,627	JPY	—	(38)
Bank of America N.A.	2/5/2018	12,961	USD	17,314	SGD	—	(1)
Bank of America N.A.	2/5/2018	23,963	USD	298,185	ZAR	—	(2)
Bank of Montreal	1/3/2018	85,020	AUD	66,497	USD	2	—
Bank of Montreal	1/3/2018	11,029	CAD	6,500	GBP	10	—
Bank of Montreal	1/3/2018	141,991	CAD	113,325	USD	2	—
Bank of Montreal	1/3/2018	143,537	DKK	23,149	USD	1	—
Bank of Montreal	1/3/2018	360,436	EUR	432,801	USD	11	—
Bank of Montreal	1/3/2018	163,740	GBP	221,494	USD	6	—
Bank of Montreal	1/3/2018	803,803	HKD	102,821	USD	3	—
Bank of Montreal	1/3/2018	288,284	HUF	1,116	USD	—	—
Bank of Montreal	1/3/2018	11,193	ILS	3,224	USD	—	—
Bank of Montreal	1/3/2018	185,472	MXN	9,480	USD	—	—
Bank of Montreal	1/3/2018	69,076	NOK	8,445	USD	—	—
Bank of Montreal	1/3/2018	7,492	PLN	2,156	USD	—	—
Bank of Montreal	1/3/2018	270,909	SEK	33,089	USD	—	(1)
Bank of Montreal	1/3/2018	7,639	TRY	2,014	USD	—	—
Bank of Montreal	1/4/2018	110,910	CHF	113,815	USD	—	(3)
Bank of Montreal	1/4/2018	1,998,087	CLP	3,255	USD	—	(6)
Bank of Montreal	1/4/2018	2,456	NZD	1,747	USD	—	—
Bank of Montreal	1/4/2018	17,503	SGD	13,098	USD	—	—
Bank of Montreal	1/4/2018	254,881	ZAR	20,584	USD	1	—
Bank of Montreal	1/9/2018	36,259,876	JPY	321,940	USD	8	—
Bank of Montreal	2/2/2018	68,909	USD	88,102	AUD	—	(2)
Bank of Montreal	2/2/2018	115,922	USD	145,179	CAD	—	(2)
Bank of Montreal	2/2/2018	114,633	USD	111,486	CHF	—	(5)
Bank of Montreal	2/2/2018	24,044	USD	148,817	DKK	—	(1)
Bank of Montreal	2/2/2018	427,465	USD	355,386	EUR	—	(23)
Bank of Montreal	2/2/2018	227,560	USD	168,066	GBP	—	(11)
Bank of Montreal	2/2/2018	103,466	USD	808,338	HKD	—	(3)
Bank of Montreal	2/2/2018	1,136	USD	293,446	HUF	—	(2)
Bank of Montreal	2/2/2018	3,941	USD	13,666	ILS	—	—
Bank of Montreal	2/2/2018	9,027	USD	177,589	MXN	—	—
Bank of Montreal	2/2/2018	8,576	USD	70,089	NOK	—	—
Bank of Montreal	2/2/2018	1,866	USD	2,625	NZD	—	—
Bank of Montreal	2/2/2018	2,122	USD	7,375	PLN	—	(1)
Bank of Montreal	2/2/2018	32,771	USD	267,836	SEK	—	—
Bank of Montreal	2/2/2018	2,272	USD	8,696	TRY	—	(1)
Bank of Montreal	2/5/2018	3,566	USD	2,195,450	CLP	—	(3)
Bank of Montreal	2/5/2018	322,327	USD	36,257,532	JPY	—	(19)
Bank of Montreal	2/5/2018	12,961	USD	17,315	SGD	—	(2)
Bank of Montreal	2/5/2018	23,963	USD	298,193	ZAR	—	(3)
Barclays Bank PLC	1/3/2018	85,020	AUD	66,497	USD	2	—
Barclays Bank PLC	1/3/2018	141,991	CAD	113,325	USD	2	—
Barclays Bank PLC	1/3/2018	143,537	DKK	23,149	USD	1	—
Barclays Bank PLC	1/3/2018	360,436	EUR	432,801	USD	11	—
Barclays Bank PLC	1/3/2018	163,740	GBP	221,494	USD	5	—
Barclays Bank PLC	1/3/2018	803,803	HKD	102,821	USD	3	—
Barclays Bank PLC	1/3/2018	288,291	HUF	1,116	USD	—	—
Barclays Bank PLC	1/3/2018	11,192	ILS	3,224	USD	—	—
Barclays Bank PLC	1/3/2018	185,476	MXN	9,480	USD	—	—
Barclays Bank PLC	1/3/2018	69,076	NOK	8,445	USD	—	—
Barclays Bank PLC	1/3/2018	7,492	PLN	2,156	USD	—	—
Barclays Bank PLC	1/3/2018	270,910	SEK	33,089	USD	—	(1)
Barclays Bank PLC	1/3/2018	7,638	TRY	2,014	USD	—	—
Barclays Bank PLC	1/3/2018	66,497	USD	87,611	AUD	—	(2,028)
Barclays Bank PLC	1/3/2018	113,325	USD	145,911	CAD	—	(3,131)
Barclays Bank PLC	1/3/2018	23,149	USD	144,158	DKK	—	(101)
Barclays Bank PLC	1/3/2018	432,801	USD	362,187	EUR	—	(2,113)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Barclays Bank PLC	1/3/2018	221,494	USD	163,412	GBP	$438	$—
Barclays Bank PLC	1/3/2018	102,821	USD	802,756	HKD	131	—
Barclays Bank PLC	1/3/2018	1,116	USD	292,407	HUF	—	(16)
Barclays Bank PLC	1/3/2018	3,224	USD	11,253	ILS	—	(17)
Barclays Bank PLC	1/3/2018	9,480	USD	177,339	MXN	416	—
Barclays Bank PLC	1/3/2018	8,445	USD	69,926	NOK	—	(104)
Barclays Bank PLC	1/3/2018	2,156	USD	7,593	PLN	—	(29)
Barclays Bank PLC	1/3/2018	33,089	USD	275,003	SEK	—	(499)
Barclays Bank PLC	1/3/2018	2,014	USD	7,948	TRY	—	(81)
Barclays Bank PLC	1/4/2018	110,910	CHF	113,815	USD	—	(2)
Barclays Bank PLC	1/4/2018	1,998,087	CLP	3,249	USD	—	—
Barclays Bank PLC	1/4/2018	2,456	NZD	1,747	USD	—	—
Barclays Bank PLC	1/4/2018	17,500	SGD	13,098	USD	—	(3)
Barclays Bank PLC	1/4/2018	14,195	USD	46,564	BRL	159	—
Barclays Bank PLC	1/4/2018	113,815	USD	111,440	CHF	—	(541)
Barclays Bank PLC	1/4/2018	3,085	USD	1,998,087	CLP	—	(164)
Barclays Bank PLC	1/4/2018	1,747	USD	2,547	NZD	—	(64)
Barclays Bank PLC	1/4/2018	13,098	USD	17,641	SGD	—	(102)
Barclays Bank PLC	1/4/2018	20,584	USD	282,250	ZAR	—	(2,211)
Barclays Bank PLC	1/4/2018	254,858	ZAR	20,584	USD	—	(1)
Barclays Bank PLC	1/9/2018	36,259,458	JPY	321,940	USD	4	—
Barclays Bank PLC	1/9/2018	321,940	USD	35,947,884	JPY	2,762	—
Barclays Bank PLC	2/2/2018	68,909	USD	88,105	AUD	—	(4)
Barclays Bank PLC	2/2/2018	115,922	USD	145,188	CAD	—	(9)
Barclays Bank PLC	2/2/2018	114,633	USD	111,488	CHF	—	(7)
Barclays Bank PLC	2/2/2018	24,044	USD	148,823	DKK	—	(2)
Barclays Bank PLC	2/2/2018	427,465	USD	355,387	EUR	—	(25)
Barclays Bank PLC	2/2/2018	227,560	USD	168,070	GBP	—	(17)
Barclays Bank PLC	2/2/2018	103,466	USD	808,439	HKD	—	(16)
Barclays Bank PLC	2/2/2018	1,136	USD	293,409	HUF	—	(2)
Barclays Bank PLC	2/2/2018	3,941	USD	13,667	ILS	—	—
Barclays Bank PLC	2/2/2018	9,027	USD	177,592	MXN	—	—
Barclays Bank PLC	2/2/2018	8,576	USD	70,141	NOK	—	(7)
Barclays Bank PLC	2/2/2018	1,866	USD	2,625	NZD	—	—
Barclays Bank PLC	2/2/2018	2,122	USD	7,374	PLN	—	—
Barclays Bank PLC	2/2/2018	32,771	USD	267,869	SEK	—	(4)
Barclays Bank PLC	2/2/2018	2,272	USD	8,699	TRY	—	(1)
Barclays Bank PLC	2/5/2018	3,566	USD	2,195,450	CLP	—	(3)
Barclays Bank PLC	2/5/2018	322,327	USD	36,258,531	JPY	—	(28)
Barclays Bank PLC	2/5/2018	12,961	USD	17,317	SGD	—	(3)
Barclays Bank PLC	2/5/2018	23,963	USD	298,197	ZAR	—	(3)
Citibank N.A.	1/3/2018	85,021	AUD	66,497	USD	2	—
Citibank N.A.	1/3/2018	141,988	CAD	113,325	USD	—	—
Citibank N.A.	1/3/2018	143,540	DKK	23,149	USD	1	—
Citibank N.A.	1/3/2018	360,438	EUR	432,801	USD	13	—
Citibank N.A.	1/3/2018	163,741	GBP	221,494	USD	7	—
Citibank N.A.	1/3/2018	803,823	HKD	102,821	USD	5	—
Citibank N.A.	1/3/2018	288,313	HUF	1,116	USD	—	—
Citibank N.A.	1/3/2018	11,193	ILS	3,224	USD	—	—
Citibank N.A.	1/3/2018	185,472	MXN	9,480	USD	—	—
Citibank N.A.	1/3/2018	69,077	NOK	8,445	USD	—	—
Citibank N.A.	1/3/2018	7,492	PLN	2,156	USD	—	—
Citibank N.A.	1/3/2018	270,924	SEK	33,089	USD	1	—
Citibank N.A.	1/3/2018	7,639	TRY	2,014	USD	—	—
Citibank N.A.	1/3/2018	66,497	USD	87,612	AUD	—	(2,029)
Citibank N.A.	1/3/2018	113,325	USD	145,919	CAD	—	(3,138)
Citibank N.A.	1/3/2018	23,149	USD	144,172	DKK	—	(103)
Citibank N.A.	1/3/2018	432,801	USD	362,190	EUR	—	(2,117)
Citibank N.A.	1/3/2018	221,494	USD	163,420	GBP	427	—
Citibank N.A.	1/3/2018	102,821	USD	802,717	HKD	136	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	1/3/2018	1,116	USD	292,218	HUF	$—	$(15)
Citibank N.A.	1/3/2018	3,224	USD	11,252	ILS	—	(17)
Citibank N.A.	1/3/2018	9,480	USD	177,337	MXN	416	—
Citibank N.A.	1/3/2018	8,445	USD	69,925	NOK	—	(104)
Citibank N.A.	1/3/2018	2,156	USD	7,592	PLN	—	(29)
Citibank N.A.	1/3/2018	33,089	USD	275,009	SEK	—	(500)
Citibank N.A.	1/3/2018	2,014	USD	7,946	TRY	—	(81)
Citibank N.A.	1/4/2018	110,916	CHF	113,815	USD	3	—
Citibank N.A.	1/4/2018	1,998,087	CLP	3,249	USD	—	—
Citibank N.A.	1/4/2018	2,456	NZD	1,747	USD	—	—
Citibank N.A.	1/4/2018	17,505	SGD	13,098	USD	1	—
Citibank N.A.	1/4/2018	14,198	USD	46,564	BRL	162	—
Citibank N.A.	1/4/2018	113,815	USD	111,442	CHF	—	(543)
Citibank N.A.	1/4/2018	3,085	USD	1,998,087	CLP	—	(164)
Citibank N.A.	1/4/2018	1,747	USD	2,547	NZD	—	(64)
Citibank N.A.	1/4/2018	13,098	USD	17,639	SGD	—	(101)
Citibank N.A.	1/4/2018	20,584	USD	282,249	ZAR	—	(2,211)
Citibank N.A.	1/4/2018	254,884	ZAR	20,584	USD	1	—
Citibank N.A.	1/9/2018	36,257,977	JPY	321,940	USD	—	(9)
Citibank N.A.	1/9/2018	321,940	USD	35,949,526	JPY	2,748	—
Citibank N.A.	2/2/2018	68,909	USD	88,103	AUD	—	(3)
Citibank N.A.	2/2/2018	115,922	USD	145,186	CAD	—	(8)
Citibank N.A.	2/2/2018	114,633	USD	111,495	CHF	—	(14)
Citibank N.A.	2/2/2018	24,044	USD	148,828	DKK	—	(3)
Citibank N.A.	2/2/2018	427,465	USD	355,387	EUR	—	(25)
Citibank N.A.	2/2/2018	227,560	USD	168,067	GBP	—	(12)
Citibank N.A.	2/2/2018	103,466	USD	808,400	HKD	—	(11)
Citibank N.A.	2/2/2018	1,136	USD	293,071	HUF	—	—
Citibank N.A.	2/2/2018	3,941	USD	13,666	ILS	—	—
Citibank N.A.	2/2/2018	9,027	USD	177,588	MXN	—	—
Citibank N.A.	2/2/2018	8,576	USD	70,088	NOK	—	—
Citibank N.A.	2/2/2018	1,866	USD	2,625	NZD	—	—
Citibank N.A.	2/2/2018	2,122	USD	7,375	PLN	—	—
Citibank N.A.	2/2/2018	32,771	USD	267,855	SEK	—	(2)
Citibank N.A.	2/2/2018	2,272	USD	8,696	TRY	—	(1)
Citibank N.A.	2/5/2018	3,569	USD	2,195,450	CLP	—	—
Citibank N.A.	2/5/2018	322,327	USD	36,258,693	JPY	—	(30)
Citibank N.A.	2/5/2018	12,961	USD	17,314	SGD	—	(1)
Citibank N.A.	2/5/2018	23,963	USD	298,186	ZAR	—	(2)
Goldman Sachs	1/3/2018	66,497	USD	87,611	AUD	—	(2,028)
Goldman Sachs	1/3/2018	113,325	USD	145,910	CAD	—	(3,130)
Goldman Sachs	1/3/2018	23,149	USD	144,170	DKK	—	(103)
Goldman Sachs	1/3/2018	432,801	USD	362,181	EUR	—	(2,106)
Goldman Sachs	1/3/2018	221,494	USD	163,408	GBP	443	—
Goldman Sachs	1/3/2018	102,821	USD	802,757	HKD	131	—
Goldman Sachs	1/3/2018	1,116	USD	292,228	HUF	—	(15)
Goldman Sachs	1/3/2018	3,224	USD	11,253	ILS	—	(17)
Goldman Sachs	1/3/2018	9,480	USD	177,326	MXN	417	—
Goldman Sachs	1/3/2018	8,445	USD	69,929	NOK	—	(105)
Goldman Sachs	1/3/2018	2,156	USD	7,593	PLN	—	(29)
Goldman Sachs	1/3/2018	33,089	USD	275,021	SEK	—	(501)
Goldman Sachs	1/3/2018	2,014	USD	7,946	TRY	—	(81)
Goldman Sachs	1/4/2018	14,201	USD	46,564	BRL	165	—
Goldman Sachs	1/4/2018	113,815	USD	111,438	CHF	—	(539)
Goldman Sachs	1/4/2018	3,085	USD	1,998,087	CLP	—	(164)
Goldman Sachs	1/4/2018	1,747	USD	2,547	NZD	—	(64)
Goldman Sachs	1/4/2018	13,098	USD	17,640	SGD	—	(102)
Goldman Sachs	1/4/2018	20,584	USD	282,244	ZAR	—	(2,211)
Goldman Sachs	1/9/2018	321,940	USD	35,946,886	JPY	2,771	—
JP Morgan Chase Bank N.A.	1/3/2018	9,617,638	INR	150,386	USD	184	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

JP Morgan Chase Bank N.A.	1/3/2018	148,760	USD	9,617,638	INR	$—	$(1,810)
JP Morgan Chase Bank N.A.	1/4/2018	434,709,879	IDR	32,094	USD	—	(17)
JP Morgan Chase Bank N.A.	1/4/2018	293,617,476	KRW	275,026	USD	—	(646)
JP Morgan Chase Bank N.A.	1/4/2018	32,053	USD	434,709,879	IDR	—	(23)
JP Morgan Chase Bank N.A.	1/4/2018	269,805	USD	293,617,476	KRW	—	(4,575)
JP Morgan Chase Bank N.A.	2/5/2018	33,607	USD	455,739,249	IDR	—	(11)
JP Morgan Chase Bank N.A.	2/5/2018	152,075	USD	9,754,528	INR	—	(254)
JP Morgan Chase Bank N.A.	2/5/2018	269,220	USD	287,338,385	KRW	—	(25)
Merrill Lynch International	1/2/2018	1,407	USD	4,673	BRL	—	(2)
Morgan Stanley & Co. International	1/3/2018	50,667	USD	66,754	AUD	—	(1,545)
Morgan Stanley & Co. International	1/3/2018	86,343	USD	111,170	CAD	—	(2,385)
Morgan Stanley & Co. International	1/3/2018	17,640	USD	109,850	DKK	—	(77)
Morgan Stanley & Co. International	1/3/2018	329,757	USD	275,955	EUR	—	(1,610)
Morgan Stanley & Co. International	1/3/2018	168,761	USD	124,505	GBP	337	—
Morgan Stanley & Co. International	1/3/2018	78,343	USD	611,626	HKD	103	—
Morgan Stanley & Co. International	1/3/2018	852	USD	223,345	HUF	—	(13)
Morgan Stanley & Co. International	1/3/2018	2,457	USD	8,575	ILS	—	(13)
Morgan Stanley & Co. International	1/3/2018	7,227	USD	135,189	MXN	317	—
Morgan Stanley & Co. International	1/3/2018	6,436	USD	53,291	NOK	—	(79)
Morgan Stanley & Co. International	1/3/2018	14,135	USD	712,386	PHP	—	(113)
Morgan Stanley & Co. International	1/3/2018	1,645	USD	5,793	PLN	—	(22)
Morgan Stanley & Co. International	1/3/2018	25,212	USD	209,538	SEK	—	(380)
Morgan Stanley & Co. International	1/3/2018	1,535	USD	6,057	TRY	—	(62)
Morgan Stanley & Co. International	1/4/2018	10,821	USD	35,482	BRL	125	—
Morgan Stanley & Co. International	1/4/2018	86,717	USD	84,907	CHF	—	(412)
Morgan Stanley & Co. International	1/4/2018	2,348	USD	1,522,354	CLP	—	(128)
Morgan Stanley & Co. International	1/4/2018	22,844	USD	93,319	MYR	—	(161)
Morgan Stanley & Co. International	1/4/2018	1,334	USD	1,945	NZD	—	(49)
Morgan Stanley & Co. International	1/4/2018	9,983	USD	13,444	SGD	—	(77)
Morgan Stanley & Co. International	1/4/2018	204,284	USD	6,114,214	TWD	—	(1,320)
Morgan Stanley & Co. International	1/4/2018	15,684	USD	215,113	ZAR	—	(1,689)
Morgan Stanley & Co. International	1/5/2018	23,264	USD	758,518	THB	3	—
Morgan Stanley & Co. International	1/9/2018	245,289	USD	27,388,282	JPY	2,111	—
Royal Bank of Canada	1/3/2018	64,781	AUD	50,667	USD	1	—
Royal Bank of Canada	1/3/2018	108,182	CAD	86,343	USD	—	—
Royal Bank of Canada	1/3/2018	109,378	DKK	17,640	USD	—	—
Royal Bank of Canada	1/3/2018	274,608	EUR	329,757	USD	—	(8)
Royal Bank of Canada	1/3/2018	124,757	GBP	168,761	USD	4	—
Royal Bank of Canada	1/3/2018	612,461	HKD	78,343	USD	4	—
Royal Bank of Canada	1/3/2018	220,099	HUF	852	USD	—	—
Royal Bank of Canada	1/3/2018	8,530	ILS	2,457	USD	—	—
Royal Bank of Canada	1/3/2018	141,393	MXN	7,227	USD	—	—
Royal Bank of Canada	1/3/2018	52,644	NOK	6,436	USD	—	—
Royal Bank of Canada	1/3/2018	5,716	PLN	1,645	USD	—	—
Royal Bank of Canada	1/3/2018	206,418	SEK	25,212	USD	—	(1)
Royal Bank of Canada	1/3/2018	5,822	TRY	1,535	USD	—	—
Royal Bank of Canada	1/4/2018	84,508	CHF	86,717	USD	2	—
Royal Bank of Canada	1/4/2018	1,522,354	CLP	2,475	USD	—	—
Royal Bank of Canada	1/4/2018	93,319	MYR	22,993	USD	11	—
Royal Bank of Canada	1/4/2018	1,876	NZD	1,334	USD	—	—
Royal Bank of Canada	1/4/2018	13,341	SGD	9,983	USD	—	—
Royal Bank of Canada	1/4/2018	6,114,214	TWD	205,900	USD	—	(296)
Royal Bank of Canada	1/4/2018	194,205	ZAR	15,684	USD	1	—
Royal Bank of Canada	1/5/2018	758,518	THB	23,259	USD	2	—
Royal Bank of Canada	1/9/2018	27,626,605	JPY	245,289	USD	5	—
Royal Bank of Canada	2/2/2018	52,504	USD	67,129	AUD	—	(2)
Royal Bank of Canada	2/2/2018	88,323	USD	110,608	CAD	4	—
Royal Bank of Canada	2/2/2018	87,341	USD	84,947	CHF	—	(7)
Royal Bank of Canada	2/2/2018	18,321	USD	113,421	DKK	—	(5)
Royal Bank of Canada	2/2/2018	325,690	USD	270,765	EUR	—	(9)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Canada	2/2/2018	173,383	USD	128,055	GBP	$—	$(11)
Royal Bank of Canada	2/2/2018	78,835	USD	615,976	HKD	—	(11)
Royal Bank of Canada	2/2/2018	868	USD	224,006	HUF	—	—
Royal Bank of Canada	2/2/2018	3,006	USD	10,425	ILS	—	—
Royal Bank of Canada	2/2/2018	6,878	USD	135,308	MXN	—	—
Royal Bank of Canada	2/2/2018	6,537	USD	53,434	NOK	—	(1)
Royal Bank of Canada	2/2/2018	1,424	USD	2,003	NZD	—	—
Royal Bank of Canada	2/2/2018	1,621	USD	5,633	PLN	—	—
Royal Bank of Canada	2/2/2018	24,969	USD	204,084	SEK	—	(2)
Royal Bank of Canada	2/2/2018	1,732	USD	6,630	TRY	—	(1)
Royal Bank of Canada	2/5/2018	2,720	USD	1,672,727	CLP	—	—
Royal Bank of Canada	2/5/2018	245,587	USD	27,625,786	JPY	—	(19)
Royal Bank of Canada	2/5/2018	9,877	USD	13,195	SGD	—	(1)
Royal Bank of Canada	2/5/2018	24,115	USD	785,532	THB	8	—
Royal Bank of Canada	2/5/2018	201,780	USD	5,975,714	TWD	—	(386)
Royal Bank of Canada	2/5/2018	18,259	USD	227,234	ZAR	—	(4)
Royal Bank of Canada	2/6/2018	21,768	USD	88,388	MYR	—	(11)
UBS AG	1/4/2018	221,738	BRL	66,922	USD	—	(82)
UBS AG	2/5/2018	69,450	USD	230,886	BRL	101	—

						$19,201	$(63,662)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

HUF	Hungary forint

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.6%

Australia - 13.6%
Abacus Property Group	1,843	$5,939
Aveo Group	2,072	4,343
BWP Trust	2,835	6,852
Charter Hall Group	1,484	6,987
Charter Hall Retail REIT	2,590	8,427
Cromwell Property Group	10,797	8,529
Dexus	3,367	25,677
Goodman Group	4,611	30,367
GPT Group (The)	5,933	23,713
Growthpoint Properties Australia Ltd.(a)	3,529	9,412
Investa Office Fund	2,238	7,964
LendLease Group	1,672	21,382
Mirvac Group	14,037	25,801
Scentre Group	21,275	69,723
Shopping Centres Australasia Property Group	1,574	2,868
Stockland	10,137	35,520
Vicinity Centres	18,132	38,575
Viva Energy REIT	1,791	3,166
Westfield Corp.	5,813	43,148

Total Australia		378,393

Austria - 0.8%
BUWOG AG*	172	5,938
CA Immobilien Anlagen AG	288	8,924
IMMOFINANZ AG*	2,392	6,167

Total Austria		21,029

Belgium - 1.1%
Aedifica S.A.	24	2,269
Befimmo S.A.	149	9,581
Cofinimmo S.A.	98	12,915
Warehouses De Pauw CVA	48	5,385

Total Belgium		30,150

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios S.A.	215	4,595

Canada - 5.9%
Allied Properties Real Estate Investment Trust	232	7,792
Artis Real Estate Investment Trust	1,017	11,445
Boardwalk Real Estate Investment Trust	86	2,958
Canadian Apartment Properties REIT	354	10,544
Canadian Real Estate Investment Trust	250	9,238
Cominar Real Estate Investment Trust	1,185	13,619
CT Real Estate Investment Trust	200	2,314
Dream Global Real Estate Investment Trust	413	4,028
Dream Office Real Estate Investment Trust	729	12,893
First Capital Realty, Inc.	912	15,082
Granite Real Estate Investment Trust	211	8,294
H&R Real Estate Investment Trust	1,190	20,287
Pure Industrial Real Estate Trust	710	3,836
RioCan Real Estate Investment Trust	1,469	28,560
SmartCentres Real Estate Investment Trust	585	14,432

Total Canada		165,322

Chile - 0.1%
Parque Arauco S.A.	1,066	3,305

China - 9.4%
Agile Group Holdings Ltd.	2,000	3,034
China Jinmao Holdings Group Ltd.	20,000	8,801
China Overseas Land & Investment Ltd.	24,000	77,213
China Resources Land Ltd.	4,200	12,357
China South City Holdings Ltd.	18,000	4,720
China Vanke Co., Ltd. Class H	3,200	12,772
CIFI Holdings Group Co., Ltd.	16,000	9,640
Country Garden Holdings Co., Ltd.	14,000	26,684
Future Land Development Holdings Ltd.	6,000	3,761
Guangzhou R&F Properties Co., Ltd. Class H	5,600	12,622
KWG Property Holding Ltd.	8,500	9,927
Logan Property Holdings Co., Ltd.	6,000	6,202
Longfor Properties Co., Ltd.	4,500	11,271
Red Star Macalline Group Corp., Ltd. Class H(b)	4,400	7,126
Shenzhen Investment Ltd.	14,000	5,803
Shimao Property Holdings Ltd.	4,500	9,786
Shui On Land Ltd.	3,500	967
Sino-Ocean Group Holding Ltd.	29,500	20,340
Sunac China Holdings Ltd.(a)	2,000	8,277
Yuexiu Property Co., Ltd.	32,000	5,977
Yuzhou Properties Co., Ltd.	11,000	5,868

Total China		263,148

Finland - 0.4%
Citycon Oyj	4,421	11,456

France - 9.3%
Fonciere Des Regions	269	30,518
Gecina S.A.	198	36,591
ICADE	339	33,351
Klepierre S.A.	1,193	52,525
Mercialys S.A.	333	7,376
Nexity S.A.*	231	13,764
Unibail-Rodamco SE	340	85,737

Total France		259,862

Germany - 4.3%
alstria office REIT-AG	641	9,929
Deutsche Euroshop AG	191	7,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Investments	Shares	Value

Deutsche Wohnen SE Bearer Shares	492	$21,540
LEG Immobilien AG	129	14,761
TAG Immobilien AG	440	8,369
TLG Immobilien AG	225	5,983
Vonovia SE	1,013	50,347

Total Germany		118,717

Hong Kong - 17.8%
Champion REIT	20,000	14,660
Hang Lung Group Ltd.	3,000	11,033
Hang Lung Properties Ltd.	13,000	31,763
Henderson Land Development Co., Ltd.	8,360	55,075
Hui Xian REIT	26,000	12,577
Hysan Development Co., Ltd.	3,000	15,907
Joy City Property Ltd.	8,000	1,290
Kowloon Development Co., Ltd.	4,000	4,237
Link REIT	6,000	55,607
New World Development Co., Ltd.	28,000	42,050
Sino Land Co., Ltd.	16,000	28,327
Sun Hung Kai Properties Ltd.	6,000	100,086
Swire Pacific Ltd. Class A	1,000	9,255
Swire Pacific Ltd. Class B	7,500	11,666
Swire Properties Ltd.	11,600	37,394
Wharf Holdings Ltd. (The)	8,000	27,631
Wheelock & Co., Ltd.	4,000	28,552
Yuexiu Real Estate Investment Trust	14,000	9,169

Total Hong Kong		496,279

Indonesia - 0.0%
Bumi Serpong Damai Tbk PT	4,300	539
Summarecon Agung Tbk PT	3,300	230

Total Indonesia		769

Ireland - 0.2%
Green REIT PLC	2,706	5,053
Hibernia REIT PLC	433	792

Total Ireland		5,845

Israel - 1.2%
Alony Hetz Properties & Investments Ltd.	611	6,574
Amot Investments Ltd.	909	5,459
Azrieli Group Ltd.	202	11,305
Gazit-Globe Ltd.	313	3,329
Melisron Ltd.	140	6,630

Total Israel		33,297

Italy - 0.2%
Beni Stabili SpA SIIQ	6,480	5,999

Japan - 6.5%
Daibiru Corp.	400	5,042
Daito Trust Construction Co., Ltd.	200	40,790
Daiwa House Industry Co., Ltd.	1,300	49,934
Hulic Co., Ltd.	800	8,991
Kenedix, Inc.	500	3,063
Leopalace21 Corp.	700	5,443
Mitsubishi Estate Co., Ltd.	700	12,179
Mitsui Fudosan Co., Ltd.	800	17,932
Nomura Real Estate Holdings, Inc.	600	13,454
NTT Urban Development Corp.	500	5,788
Open House Co., Ltd.	100	5,380
TOC Co., Ltd.	100	855
Tokyo Tatemono Co., Ltd.	400	5,404
Tokyu Fudosan Holdings Corp.	1,100	7,958

Total Japan		182,213

Malaysia - 0.6%
IGB Real Estate Investment Trust	5,500	2,446
IOI Properties Group Bhd	1,725	789
KLCCP Stapled Group	1,500	3,202
Sunway Bhd	12,490	5,031
Sunway Real Estate Investment Trust	10,100	4,742

Total Malaysia		16,210

Mexico - 1.6%
Concentradora Fibra Danhos S.A. de C.V.	2,393	3,744
Fibra Uno Administracion S.A. de C.V.	18,362	27,348
Macquarie Mexico Real Estate Management S.A. de C.V.*	6,300	6,681
PLA Administradora Industrial S de RL de C.V.*	1,291	1,975
Prologis Property Mexico S.A. de C.V.	2,900	5,041

Total Mexico		44,789

Netherlands - 0.7%
Eurocommercial Properties N.V. CVA	171	7,456
Wereldhave N.V.	260	12,488

Total Netherlands		19,944

New Zealand - 0.5%
Goodman Property Trust	4,744	4,656
Kiwi Property Group Ltd.	6,883	6,878
Precinct Properties New Zealand Ltd.	3,787	3,663

Total New Zealand		15,197

Norway - 0.3%
Entra ASA(b)	474	7,070

Philippines - 0.4%
Ayala Land, Inc.	800	715
Megaworld Corp.	13,200	1,364
SM Prime Holdings, Inc.	11,900	8,939

Total Philippines		11,018

Poland - 0.0%
Globe Trade Centre S.A.	295	832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Investments	Shares	Value

Singapore - 9.8%
Ascendas Real Estate Investment Trust	9,316	$18,961
Ascott Residence Trust	4,373	3,992
Bukit Sembawang Estates Ltd.	400	1,877
CapitaLand Commercial Trust	16,124	23,286
CapitaLand Ltd.	10,200	26,943
CapitaLand Mall Trust	12,000	19,126
CapitaLand Retail China Trust	2,200	2,667
CDL Hospitality Trusts	5,800	7,335
City Developments Ltd.	1,300	12,150
Frasers Centrepoint Ltd.	4,600	7,160
Frasers Centrepoint Trust	3,900	6,537
Frasers Hospitality Trust	5,300	3,113
Frasers Logistics & Industrial Trust	2,500	2,170
Global Logistic Properties Ltd.	7,600	19,165
Keppel REIT	11,900	11,220
Mapletree Commercial Trust	12,115	14,686
Mapletree Greater China Commercial Trust	12,900	11,873
Mapletree Industrial Trust	9,800	14,886
Mapletree Logistics Trust	14,660	14,480
OUE Hospitality Trust	1,900	1,208
Parkway Life Real Estate Investment Trust	400	895
SPH REIT	9,200	7,228
Starhill Global REIT	6,400	3,711
Suntec Real Estate Investment Trust	12,000	19,306
United Industrial Corp., Ltd.	300	743
UOL Group Ltd.	1,700	11,283
Wheelock Properties Singapore Ltd.	4,100	5,829
Yanlord Land Group Ltd.	1,400	1,697

Total Singapore		273,527

South Africa - 3.8%
Fortress REIT Ltd. Class A	4,434	6,647
Fortress REIT Ltd. Class B	3,587	12,227
Growthpoint Properties Ltd.	13,912	31,083
Hyprop Investments Ltd.	1,176	11,143
Redefine Properties Ltd.	29,063	25,119
Resilient REIT Ltd.	1,207	14,738
Vukile Property Fund Ltd.	2,497	4,185

Total South Africa		105,142

Spain - 0.7%
Inmobiliaria Colonial Socimi S.A.	801	7,967
Merlin Properties Socimi S.A.	786	10,665

Total Spain		18,632

Sweden - 1.8%
Atrium Ljungberg AB Class B	257	4,090
Castellum AB	678	11,461
Fabege AB	334	7,123
Hemfosa Fastigheter AB	524	7,034
Hufvudstaden AB Class A	445	7,142
Klovern AB Class B	2,494	3,265
Wallenstam AB Class B	500	4,818
Wihlborgs Fastigheter AB	182	4,363

Total Sweden		49,296

Switzerland - 1.4%
Allreal Holding AG Registered Shares*	18	3,044
PSP Swiss Property AG Registered Shares	157	14,879
Swiss Prime Site AG Registered Shares*	243	22,442

Total Switzerland		40,365

Taiwan - 0.4%
Highwealth Construction Corp.	8,000	11,372

Thailand - 0.6%
Bangkok Land PCL NVDR	53,900	2,960
Central Pattana PCL NVDR	1,800	4,709
Land & Houses PCL NVDR	15,400	4,962
Pruksa Holding PCL NVDR	1,200	865
Supalai PCL NVDR	5,800	4,218

Total Thailand		17,714

United Kingdom - 7.0%
Assura PLC	12,237	10,578
Big Yellow Group PLC	371	4,364
British Land Co. PLC (The)	2,970	27,782
Capital & Counties Properties PLC	1,209	5,229
Derwent London PLC	110	4,640
Grainger PLC	1,746	6,838
Great Portland Estates PLC	755	7,032
Hammerson PLC	3,430	25,380
Hansteen Holdings PLC	1,058	2,047
Intu Properties PLC	4,782	16,366
Land Securities Group PLC	2,060	28,089
Londonmetric Property PLC	699	1,759
NewRiver REIT PLC	2,198	9,943
Safestore Holdings PLC	1,151	7,779
Segro PLC	2,220	17,628
Tritax Big Box REIT PLC	5,900	11,884
Unite Group PLC (The)	765	8,330

Total United Kingdom		195,668

TOTAL COMMON STOCKS (Cost: $2,328,952)		2,807,155

WARRANTS - 0.0%

Thailand - 0.0%
Supalai PCL, expiring 10/19/18* (Cost: $775)	1,643	968

EXCHANGE-TRADED NOTE - 0.1%

United States - 0.1%
iPath MSCI India Index ETN* (Cost: $929)	13	1,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $9,386)(d)	9,386	$9,386

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $2,340,042)		2,818,657
Other Assets less Liabilities - (1.0)%		(28,580)

NET ASSETS - 100.0%		$2,790,077

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $15,975 and the total market value of the collateral held by the Fund was $16,828. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,442.

CVA	- Certificaten Van Aandelen (Certificate of Stock)
ETN	- Exchange-Traded Note
NVDR	- Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	99,375	AUD	77,724	USD	$2	$—
Bank of America N.A.	1/3/2018	42,131	CAD	33,598	USD	28	—
Bank of America N.A.	1/3/2018	82,517	EUR	99,084	USD	3	—
Bank of America N.A.	1/3/2018	27,605	GBP	37,341	USD	1	—
Bank of America N.A.	1/3/2018	1,200,140	HKD	153,519	USD	5	—
Bank of America N.A.	1/3/2018	23,467	ILS	6,759	USD	—	—
Bank of America N.A.	1/3/2018	200,478	MXN	10,247	USD	—	(1)
Bank of America N.A.	1/3/2018	11,206	NOK	1,370	USD	—	—
Bank of America N.A.	1/3/2018	599,205	PHP	12,008	USD	—	(24)
Bank of America N.A.	1/3/2018	698	PLN	201	USD	—	—
Bank of America N.A.	1/3/2018	82,100	SEK	10,028	USD	—	(1)
Bank of America N.A.	1/3/2018	83,370	USD	109,843	AUD	—	(2,543)
Bank of America N.A.	1/3/2018	36,038	USD	46,400	CAD	—	(996)
Bank of America N.A.	1/3/2018	106,281	USD	88,941	EUR	—	(519)
Bank of America N.A.	1/3/2018	40,053	USD	29,551	GBP	77	—
Bank of America N.A.	1/3/2018	164,670	USD	1,285,650	HKD	208	—
Bank of America N.A.	1/3/2018	7,250	USD	25,306	ILS	—	(39)
Bank of America N.A.	1/3/2018	10,991	USD	205,599	MXN	483	—
Bank of America N.A.	1/3/2018	1,429	USD	11,833	NOK	—	(18)
Bank of America N.A.	1/3/2018	209	USD	736	PLN	—	(3)
Bank of America N.A.	1/3/2018	10,756	USD	89,399	SEK	—	(163)
Bank of America N.A.	1/4/2018	7,676	CHF	7,877	USD	—	—
Bank of America N.A.	1/4/2018	321,235	CLP	522	USD	—	—
Bank of America N.A.	1/4/2018	4,030	NZD	2,866	USD	—	—
Bank of America N.A.	1/4/2018	74,259	SGD	55,565	USD	3	—
Bank of America N.A.	1/4/2018	1,036	USD	3,398	BRL	12	—
Bank of America N.A.	1/4/2018	8,449	USD	8,273	CHF	—	(40)
Bank of America N.A.	1/4/2018	496	USD	321,235	CLP	—	(26)
Bank of America N.A.	1/4/2018	3,074	USD	4,482	NZD	—	(113)
Bank of America N.A.	1/4/2018	59,601	USD	80,269	SGD	—	(464)
Bank of America N.A.	1/4/2018	20,209	USD	277,128	ZAR	—	(2,173)
Bank of America N.A.	1/4/2018	233,307	ZAR	18,841	USD	2	—
Bank of America N.A.	1/9/2018	4,136,122	JPY	36,723	USD	1	—
Bank of America N.A.	1/9/2018	39,391	USD	4,398,568	JPY	337	—
Bank of America N.A.	2/2/2018	79,297	USD	101,386	AUD	—	(4)
Bank of America N.A.	2/2/2018	34,493	USD	43,198	CAD	—	—
Bank of America N.A.	2/2/2018	8,217	USD	7,991	CHF	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	2/2/2018	102,364	USD	85,106	EUR	$—	$(9)
Bank of America N.A.	2/2/2018	40,564	USD	29,959	GBP	—	(2)
Bank of America N.A.	2/2/2018	156,065	USD	1,219,201	HKD	5	—
Bank of America N.A.	2/2/2018	6,889	USD	23,888	ILS	1	—
Bank of America N.A.	2/2/2018	9,329	USD	183,548	MXN	—	(1)
Bank of America N.A.	2/2/2018	1,394	USD	11,393	NOK	—	—
Bank of America N.A.	2/2/2018	2,993	USD	4,210	NZD	—	—
Bank of America N.A.	2/2/2018	11,352	USD	565,888	PHP	20	—
Bank of America N.A.	2/2/2018	217	USD	754	PLN	—	—
Bank of America N.A.	2/2/2018	10,122	USD	82,727	SEK	—	—
Bank of America N.A.	2/5/2018	534	USD	328,586	CLP	—	—
Bank of America N.A.	2/5/2018	38,054	USD	4,280,820	JPY	—	(5)
Bank of America N.A.	2/5/2018	57,268	USD	76,501	SGD	—	(3)
Bank of America N.A.	2/5/2018	21,853	USD	271,929	ZAR	—	(2)
Bank of Montreal	1/3/2018	3,114	AUD	19,000	HKD	5	—
Bank of Montreal	1/3/2018	99,375	AUD	77,724	USD	2	—
Bank of Montreal	1/3/2018	42,097	CAD	33,598	USD	1	—
Bank of Montreal	1/3/2018	82,517	EUR	99,084	USD	2	—
Bank of Montreal	1/3/2018	27,604	GBP	37,341	USD	1	—
Bank of Montreal	1/3/2018	1,200,134	HKD	153,519	USD	4	—
Bank of Montreal	1/3/2018	23,465	ILS	6,759	USD	—	—
Bank of Montreal	1/3/2018	200,478	MXN	10,247	USD	—	(1)
Bank of Montreal	1/3/2018	11,206	NOK	1,370	USD	—	—
Bank of Montreal	1/3/2018	698	PLN	201	USD	—	—
Bank of Montreal	1/3/2018	82,102	SEK	10,028	USD	—	—
Bank of Montreal	1/3/2018	63,520	USD	83,689	AUD	—	(1,937)
Bank of Montreal	1/3/2018	27,460	USD	35,357	CAD	—	(759)
Bank of Montreal	1/3/2018	80,977	USD	67,765	EUR	—	(395)
Bank of Montreal	1/3/2018	30,519	USD	22,516	GBP	60	—
Bank of Montreal	1/3/2018	125,467	USD	979,555	HKD	161	—
Bank of Montreal	1/3/2018	5,527	USD	19,291	ILS	—	(30)
Bank of Montreal	1/3/2018	8,377	USD	156,704	MXN	368	—
Bank of Montreal	1/3/2018	1,089	USD	9,018	NOK	—	(14)
Bank of Montreal	1/3/2018	163	USD	574	PLN	—	(2)
Bank of Montreal	1/3/2018	8,197	USD	68,128	SEK	—	(124)
Bank of Montreal	1/4/2018	7,676	CHF	7,877	USD	—	—
Bank of Montreal	1/4/2018	321,235	CLP	523	USD	—	(1)
Bank of Montreal	1/4/2018	4,030	NZD	2,866	USD	—	—
Bank of Montreal	1/4/2018	74,254	SGD	55,565	USD	—	(1)
Bank of Montreal	1/4/2018	790	USD	2,592	BRL	9	—
Bank of Montreal	1/4/2018	6,440	USD	6,306	CHF	—	(31)
Bank of Montreal	1/4/2018	378	USD	244,752	CLP	—	(20)
Bank of Montreal	1/4/2018	2,344	USD	3,417	NZD	—	(86)
Bank of Montreal	1/4/2018	45,413	USD	61,163	SGD	—	(355)
Bank of Montreal	1/4/2018	15,401	USD	211,187	ZAR	—	(1,655)
Bank of Montreal	1/4/2018	233,298	ZAR	18,841	USD	1	—
Bank of Montreal	1/9/2018	4,136,085	JPY	36,723	USD	1	—
Bank of Montreal	1/9/2018	30,014	USD	3,351,429	JPY	257	—
Bank of Montreal	2/2/2018	79,297	USD	101,383	AUD	—	(2)
Bank of Montreal	2/2/2018	34,493	USD	43,198	CAD	—	(1)
Bank of Montreal	2/2/2018	8,217	USD	7,991	CHF	—	—
Bank of Montreal	2/2/2018	102,364	USD	85,103	EUR	—	(5)
Bank of Montreal	2/2/2018	40,564	USD	29,959	GBP	—	(2)
Bank of Montreal	2/2/2018	156,065	USD	1,219,273	HKD	—	(4)
Bank of Montreal	2/2/2018	6,889	USD	23,889	ILS	—	—
Bank of Montreal	2/2/2018	9,329	USD	183,530	MXN	—	—
Bank of Montreal	2/2/2018	1,394	USD	11,393	NOK	—	—
Bank of Montreal	2/2/2018	2,993	USD	4,210	NZD	—	—
Bank of Montreal	2/2/2018	217	USD	754	PLN	—	—
Bank of Montreal	2/2/2018	10,122	USD	82,727	SEK	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	2/5/2018	534	USD	328,586	CLP	$—	$(1)
Bank of Montreal	2/5/2018	38,054	USD	4,280,572	JPY	—	(2)
Bank of Montreal	2/5/2018	57,268	USD	76,505	SGD	—	(7)
Bank of Montreal	2/5/2018	21,853	USD	271,936	ZAR	—	(2)
Barclays Bank PLC	1/3/2018	99,375	AUD	77,724	USD	2	—
Barclays Bank PLC	1/3/2018	42,097	CAD	33,598	USD	1	—
Barclays Bank PLC	1/3/2018	82,517	EUR	99,084	USD	2	—
Barclays Bank PLC	1/3/2018	27,604	GBP	37,341	USD	1	—
Barclays Bank PLC	1/3/2018	1,200,135	HKD	153,519	USD	4	—
Barclays Bank PLC	1/3/2018	23,464	ILS	6,759	USD	—	—
Barclays Bank PLC	1/3/2018	200,483	MXN	10,247	USD	—	—
Barclays Bank PLC	1/3/2018	11,206	NOK	1,370	USD	—	—
Barclays Bank PLC	1/3/2018	698	PLN	201	USD	—	—
Barclays Bank PLC	1/3/2018	82,102	SEK	10,028	USD	—	—
Barclays Bank PLC	1/3/2018	83,370	USD	109,842	AUD	—	(2,543)
Barclays Bank PLC	1/3/2018	36,038	USD	46,401	CAD	—	(996)
Barclays Bank PLC	1/3/2018	106,281	USD	88,941	EUR	—	(519)
Barclays Bank PLC	1/3/2018	40,053	USD	29,550	GBP	79	—
Barclays Bank PLC	1/3/2018	164,670	USD	1,285,631	HKD	210	—
Barclays Bank PLC	1/3/2018	7,250	USD	25,305	ILS	—	(39)
Barclays Bank PLC	1/3/2018	10,991	USD	205,604	MXN	482	—
Barclays Bank PLC	1/3/2018	1,429	USD	11,832	NOK	—	(18)
Barclays Bank PLC	1/3/2018	209	USD	736	PLN	—	(3)
Barclays Bank PLC	1/3/2018	10,756	USD	89,393	SEK	—	(162)
Barclays Bank PLC	1/4/2018	7,676	CHF	7,877	USD	—	—
Barclays Bank PLC	1/4/2018	321,235	CLP	522	USD	—	—
Barclays Bank PLC	1/4/2018	4,030	NZD	2,866	USD	—	—
Barclays Bank PLC	1/4/2018	74,240	SGD	55,565	USD	—	(11)
Barclays Bank PLC	1/4/2018	1,036	USD	3,398	BRL	12	—
Barclays Bank PLC	1/4/2018	8,449	USD	8,273	CHF	—	(40)
Barclays Bank PLC	1/4/2018	496	USD	321,235	CLP	—	(26)
Barclays Bank PLC	1/4/2018	3,074	USD	4,482	NZD	—	(113)
Barclays Bank PLC	1/4/2018	59,601	USD	80,272	SGD	—	(466)
Barclays Bank PLC	1/4/2018	20,209	USD	277,108	ZAR	—	(2,171)
Barclays Bank PLC	1/4/2018	233,277	ZAR	18,841	USD	—	(1)
Barclays Bank PLC	1/9/2018	4,136,038	JPY	36,723	USD	—	—
Barclays Bank PLC	1/9/2018	39,391	USD	4,398,406	JPY	338	—
Barclays Bank PLC	2/2/2018	79,297	USD	101,387	AUD	—	(5)
Barclays Bank PLC	2/2/2018	34,493	USD	43,201	CAD	—	(3)
Barclays Bank PLC	2/2/2018	8,217	USD	7,992	CHF	—	(1)
Barclays Bank PLC	2/2/2018	102,364	USD	85,104	EUR	—	(6)
Barclays Bank PLC	2/2/2018	40,564	USD	29,960	GBP	—	(3)
Barclays Bank PLC	2/2/2018	156,065	USD	1,219,425	HKD	—	(24)
Barclays Bank PLC	2/2/2018	6,889	USD	23,890	ILS	—	—
Barclays Bank PLC	2/2/2018	9,329	USD	183,534	MXN	—	—
Barclays Bank PLC	2/2/2018	1,394	USD	11,401	NOK	—	(1)
Barclays Bank PLC	2/2/2018	2,993	USD	4,210	NZD	—	—
Barclays Bank PLC	2/2/2018	217	USD	754	PLN	—	—
Barclays Bank PLC	2/2/2018	10,122	USD	82,737	SEK	—	(1)
Barclays Bank PLC	2/5/2018	534	USD	328,586	CLP	—	(1)
Barclays Bank PLC	2/5/2018	38,054	USD	4,280,690	JPY	—	(3)
Barclays Bank PLC	2/5/2018	57,268	USD	76,513	SGD	—	(12)
Barclays Bank PLC	2/5/2018	21,853	USD	271,940	ZAR	—	(3)
Citibank N.A.	1/3/2018	21,488	AUD	16,354	USD	453	—
Citibank N.A.	1/3/2018	13,646	AUD	10,529	USD	144	—
Citibank N.A.	1/3/2018	99,375	AUD	77,724	USD	2	—
Citibank N.A.	1/3/2018	8,962	CAD	7,070	USD	83	—
Citibank N.A.	1/3/2018	5,779	CAD	4,551	USD	61	—
Citibank N.A.	1/3/2018	42,096	CAD	33,598	USD	—	—
Citibank N.A.	1/3/2018	17,583	EUR	20,849	USD	265	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	1/3/2018	11,292	EUR	13,423	USD	$136	$—
Citibank N.A.	1/3/2018	82,517	EUR	99,084	USD	3	—
Citibank N.A.	1/3/2018	5,830	GBP	7,857	USD	30	—
Citibank N.A.	1/3/2018	3,779	GBP	5,058	USD	55	—
Citibank N.A.	1/3/2018	27,605	GBP	37,341	USD	1	—
Citibank N.A.	1/3/2018	252,311	HKD	32,303	USD	—	(27)
Citibank N.A.	1/3/2018	162,449	HKD	20,797	USD	—	(16)
Citibank N.A.	1/3/2018	1,200,164	HKD	153,519	USD	8	—
Citibank N.A.	1/3/2018	4,967	ILS	1,422	USD	9	—
Citibank N.A.	1/3/2018	3,198	ILS	916	USD	5	—
Citibank N.A.	1/3/2018	23,465	ILS	6,759	USD	—	—
Citibank N.A.	1/3/2018	40,485	MXN	2,156	USD	—	(87)
Citibank N.A.	1/3/2018	27,418	MXN	1,388	USD	13	—
Citibank N.A.	1/3/2018	200,478	MXN	10,247	USD	—	(1)
Citibank N.A.	1/3/2018	2,322	NOK	280	USD	4	—
Citibank N.A.	1/3/2018	11,206	NOK	1,370	USD	—	—
Citibank N.A.	1/3/2018	146	PLN	41	USD	1	—
Citibank N.A.	1/3/2018	698	PLN	201	USD	—	—
Citibank N.A.	1/3/2018	17,781	SEK	2,110	USD	62	—
Citibank N.A.	1/3/2018	11,319	SEK	1,358	USD	24	—
Citibank N.A.	1/3/2018	82,107	SEK	10,028	USD	—	—
Citibank N.A.	1/3/2018	83,370	USD	109,843	AUD	—	(2,544)
Citibank N.A.	1/3/2018	36,038	USD	46,403	CAD	—	(998)
Citibank N.A.	1/3/2018	106,281	USD	88,941	EUR	—	(520)
Citibank N.A.	1/3/2018	40,053	USD	29,551	GBP	77	—
Citibank N.A.	1/3/2018	164,670	USD	1,285,569	HKD	218	—
Citibank N.A.	1/3/2018	7,250	USD	25,304	ILS	—	(39)
Citibank N.A.	1/3/2018	10,991	USD	205,602	MXN	483	—
Citibank N.A.	1/3/2018	1,429	USD	11,832	NOK	—	(18)
Citibank N.A.	1/3/2018	209	USD	736	PLN	—	(3)
Citibank N.A.	1/3/2018	10,756	USD	89,395	SEK	—	(163)
Citibank N.A.	1/4/2018	16,184	BRL	4,885	USD	—	(7)
Citibank N.A.	1/4/2018	1,632	CHF	1,658	USD	17	—
Citibank N.A.	1/4/2018	1,053	CHF	1,067	USD	14	—
Citibank N.A.	1/4/2018	7,676	CHF	7,877	USD	—	—
Citibank N.A.	1/4/2018	321,235	CLP	522	USD	—	—
Citibank N.A.	1/4/2018	877	NZD	603	USD	20	—
Citibank N.A.	1/4/2018	553	NZD	388	USD	5	—
Citibank N.A.	1/4/2018	4,030	NZD	2,866	USD	—	—
Citibank N.A.	1/4/2018	15,753	SGD	11,692	USD	96	—
Citibank N.A.	1/4/2018	10,111	SGD	7,527	USD	39	—
Citibank N.A.	1/4/2018	74,259	SGD	55,565	USD	2	—
Citibank N.A.	1/4/2018	1,036	USD	3,398	BRL	12	—
Citibank N.A.	1/4/2018	8,449	USD	8,273	CHF	—	(40)
Citibank N.A.	1/4/2018	496	USD	321,235	CLP	—	(26)
Citibank N.A.	1/4/2018	3,074	USD	4,481	NZD	—	(113)
Citibank N.A.	1/4/2018	59,601	USD	80,263	SGD	—	(459)
Citibank N.A.	1/4/2018	20,209	USD	277,107	ZAR	—	(2,171)
Citibank N.A.	1/4/2018	53,608	ZAR	3,964	USD	366	—
Citibank N.A.	1/4/2018	32,042	ZAR	2,552	USD	36	—
Citibank N.A.	1/4/2018	233,301	ZAR	18,841	USD	1	—
Citibank N.A.	1/9/2018	869,725	JPY	7,727	USD	—	(5)
Citibank N.A.	1/9/2018	4,135,869	JPY	36,723	USD	—	(1)
Citibank N.A.	1/9/2018	39,391	USD	4,398,607	JPY	336	—
Citibank N.A.	2/2/2018	79,297	USD	101,384	AUD	—	(3)
Citibank N.A.	2/2/2018	34,493	USD	43,201	CAD	—	(2)
Citibank N.A.	2/2/2018	8,217	USD	7,992	CHF	—	(1)
Citibank N.A.	2/2/2018	102,364	USD	85,104	EUR	—	(6)
Citibank N.A.	2/2/2018	40,564	USD	29,959	GBP	—	(2)
Citibank N.A.	2/2/2018	156,065	USD	1,219,366	HKD	—	(16)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank N.A.	2/2/2018	6,889	USD	23,889	ILS	$—	$—
Citibank N.A.	2/2/2018	9,329	USD	183,530	MXN	—	—
Citibank N.A.	2/2/2018	1,394	USD	11,393	NOK	—	—
Citibank N.A.	2/2/2018	2,993	USD	4,210	NZD	—	—
Citibank N.A.	2/2/2018	217	USD	754	PLN	—	—
Citibank N.A.	2/2/2018	10,122	USD	82,733	SEK	—	(1)
Citibank N.A.	2/5/2018	4,597	USD	15,282	BRL	7	—
Citibank N.A.	2/5/2018	534	USD	328,586	CLP	—	—
Citibank N.A.	2/5/2018	38,054	USD	4,280,709	JPY	—	(4)
Citibank N.A.	2/5/2018	57,268	USD	76,500	SGD	—	(2)
Citibank N.A.	2/5/2018	21,853	USD	271,930	ZAR	—	(2)
HSBC Holdings PLC	1/9/2018	561,911	JPY	4,975	USD	14	—
JP Morgan Chase Bank N.A.	1/3/2018	127,513	INR	1,994	USD	2	—
JP Morgan Chase Bank N.A.	1/3/2018	1,972	USD	127,513	INR	—	(24)
JP Morgan Chase Bank N.A.	1/4/2018	86,043	CNY	13,004	USD	215	—
JP Morgan Chase Bank N.A.	1/4/2018	18,963,096	IDR	1,400	USD	—	(1)
JP Morgan Chase Bank N.A.	1/4/2018	12,985	USD	86,043	CNY	—	(235)
JP Morgan Chase Bank N.A.	1/4/2018	1,398	USD	18,963,096	IDR	—	(1)
JP Morgan Chase Bank N.A.	2/5/2018	12,297	USD	81,510	CNY	—	(189)
JP Morgan Chase Bank N.A.	2/5/2018	1,348	USD	18,285,899	IDR	—	—
JP Morgan Chase Bank N.A.	2/5/2018	2,059	USD	132,069	INR	—	(3)
Morgan Stanley & Co. International	1/3/2018	83,370	USD	109,840	AUD	—	(2,542)
Morgan Stanley & Co. International	1/3/2018	36,038	USD	46,400	CAD	—	(996)
Morgan Stanley & Co. International	1/3/2018	106,281	USD	88,941	EUR	—	(519)
Morgan Stanley & Co. International	1/3/2018	40,053	USD	29,549	GBP	80	—
Morgan Stanley & Co. International	1/3/2018	164,670	USD	1,285,583	HKD	216	—
Morgan Stanley & Co. International	1/3/2018	7,250	USD	25,304	ILS	—	(39)
Morgan Stanley & Co. International	1/3/2018	10,991	USD	205,599	MXN	483	—
Morgan Stanley & Co. International	1/3/2018	1,429	USD	11,832	NOK	—	(18)
Morgan Stanley & Co. International	1/3/2018	11,889	USD	599,205	PHP	—	(95)
Morgan Stanley & Co. International	1/3/2018	209	USD	736	PLN	—	(3)
Morgan Stanley & Co. International	1/3/2018	10,756	USD	89,393	SEK	—	(162)
Morgan Stanley & Co. International	1/4/2018	1,036	USD	3,398	BRL	12	—
Morgan Stanley & Co. International	1/4/2018	8,449	USD	8,273	CHF	—	(40)
Morgan Stanley & Co. International	1/4/2018	495	USD	321,235	CLP	—	(27)
Morgan Stanley & Co. International	1/4/2018	15,855	USD	64,768	MYR	—	(111)
Morgan Stanley & Co. International	1/4/2018	3,074	USD	4,482	NZD	—	(113)
Morgan Stanley & Co. International	1/4/2018	59,601	USD	80,267	SGD	—	(462)
Morgan Stanley & Co. International	1/4/2018	11,200	USD	335,207	TWD	—	(72)
Morgan Stanley & Co. International	1/4/2018	20,209	USD	277,176	ZAR	—	(2,177)
Morgan Stanley & Co. International	1/5/2018	19,256	USD	627,846	THB	3	—
Morgan Stanley & Co. International	1/9/2018	39,391	USD	4,398,288	JPY	339	—
Royal Bank of Canada	1/3/2018	75,718	AUD	59,221	USD	1	—
Royal Bank of Canada	1/3/2018	32,074	CAD	25,599	USD	—	—
Royal Bank of Canada	1/3/2018	62,867	EUR	75,493	USD	—	(2)
Royal Bank of Canada	1/3/2018	21,033	GBP	28,452	USD	1	—
Royal Bank of Canada	1/3/2018	914,443	HKD	116,971	USD	6	—
Royal Bank of Canada	1/3/2018	17,889	ILS	5,153	USD	—	—
Royal Bank of Canada	1/3/2018	152,779	MXN	7,809	USD	—	—
Royal Bank of Canada	1/3/2018	8,548	NOK	1,045	USD	—	—
Royal Bank of Canada	1/3/2018	535	PLN	154	USD	—	—
Royal Bank of Canada	1/3/2018	62,559	SEK	7,641	USD	—	—
Royal Bank of Canada	1/4/2018	5,850	CHF	6,003	USD	—	—
Royal Bank of Canada	1/4/2018	244,752	CLP	398	USD	—	—
Royal Bank of Canada	1/4/2018	64,768	MYR	15,959	USD	8	—
Royal Bank of Canada	1/4/2018	3,072	NZD	2,185	USD	—	—
Royal Bank of Canada	1/4/2018	56,578	SGD	42,338	USD	—	(1)
Royal Bank of Canada	1/4/2018	335,207	TWD	11,288	USD	—	(16)
Royal Bank of Canada	1/4/2018	177,774	ZAR	14,357	USD	1	—
Royal Bank of Canada	1/5/2018	627,846	THB	19,252	USD	2	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2017

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Royal Bank of Canada	1/9/2018	3,151,804	JPY	27,984	USD	$1	$—
Royal Bank of Canada	2/2/2018	60,420	USD	77,250	AUD	—	(2)
Royal Bank of Canada	2/2/2018	26,281	USD	32,912	CAD	1	—
Royal Bank of Canada	2/2/2018	6,262	USD	6,090	CHF	—	(1)
Royal Bank of Canada	2/2/2018	77,994	USD	64,841	EUR	—	(2)
Royal Bank of Canada	2/2/2018	30,908	USD	22,828	GBP	—	(2)
Royal Bank of Canada	2/2/2018	118,911	USD	929,109	HKD	—	(17)
Royal Bank of Canada	2/2/2018	5,251	USD	18,211	ILS	—	(1)
Royal Bank of Canada	2/2/2018	7,111	USD	139,892	MXN	—	—
Royal Bank of Canada	2/2/2018	1,064	USD	8,697	NOK	—	—
Royal Bank of Canada	2/2/2018	2,281	USD	3,209	NZD	—	—
Royal Bank of Canada	2/2/2018	170	USD	591	PLN	—	—
Royal Bank of Canada	2/2/2018	7,714	USD	63,050	SEK	—	(1)
Royal Bank of Canada	2/5/2018	407	USD	250,353	CLP	—	—
Royal Bank of Canada	2/5/2018	28,994	USD	3,261,500	JPY	—	(2)
Royal Bank of Canada	2/5/2018	43,635	USD	58,293	SGD	—	(5)
Royal Bank of Canada	2/5/2018	17,980	USD	585,687	THB	6	—
Royal Bank of Canada	2/5/2018	10,997	USD	325,672	TWD	—	(21)
Royal Bank of Canada	2/5/2018	16,652	USD	207,234	ZAR	—	(3)
Royal Bank of Canada	2/6/2018	14,751	USD	59,897	MYR	—	(7)
State Street Bank and Trust	1/3/2018	2,835	AUD	43,490	MXN	—	(5)

						$7,670	$(34,951)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

CNY	Chinese yuan

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.5%

Australia - 5.0%
Aristocrat Leisure Ltd.	14,159	$262,465
carsales.com Ltd.	13,351	151,312
Cochlear Ltd.	1,790	239,730
Crown Resorts Ltd.	67,142	683,747
CSL Ltd.	11,374	1,257,029
Domino’s Pizza Enterprises Ltd.(a)	3,319	121,231
Magellan Financial Group Ltd.	12,212	257,511
Northern Star Resources Ltd.	20,290	96,806
REA Group Ltd.	2,871	172,122

Total Australia		3,241,953

Austria - 0.1%
ams AG*	787	71,432

Belgium - 0.2%
Melexis N.V.	1,398	141,633

Brazil - 1.1%
CCR S.A.	23,433	114,089
Estacio Participacoes S.A.	7,261	71,842
Localiza Rent a Car S.A.	9,142	60,798
Lojas Renner S.A.	8,344	89,273
M. Dias Branco S.A.	1,980	31,099
Odontoprev S.A.	13,358	64,070
Smiles Fidelidade S.A.	3,404	77,888
Ultrapar Participacoes S.A.	8,881	200,800

Total Brazil		709,859

Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B	5,361	280,640
Canadian Pacific Railway Ltd.	2,860	524,225
CI Financial Corp.(a)	25,524	606,448
Constellation Software, Inc.	213	129,543
Dollarama, Inc.	989	123,965
Open Text Corp.	7,351	262,312
Toromont Industries Ltd.	2,046	89,975
Winpak Ltd.	330	12,326

Total Canada		2,029,434

Chile - 0.1%
Aguas Andinas S.A. Class A	70,549	46,736

China - 3.1%
AAC Technologies Holdings, Inc.	9,000	160,490
Anhui Conch Cement Co., Ltd. Class H	11,000	51,712
ANTA Sports Products Ltd.	28,000	126,975
Beijing Enterprises Water Group Ltd.*	38,000	29,409
Brilliance China Automotive Holdings Ltd.	24,000	64,165
China Conch Venture Holdings Ltd.	8,500	19,681
China Gas Holdings Ltd.	30,000	82,893
China Medical System Holdings Ltd.	12,000	27,969
China State Construction International Holdings Ltd.	14,000	19,593
China Yongda Automobiles Services Holdings Ltd.	2,000	2,300
CIFI Holdings Group Co., Ltd.	160,000	96,402
CSPC Pharmaceutical Group Ltd.	94,400	190,556
Geely Automobile Holdings Ltd.	26,000	90,133
Guangzhou Automobile Group Co., Ltd. Class H	16,000	37,906
Haier Electronics Group Co., Ltd.*	1,000	2,738
Haitian International Holdings Ltd.	22,000	66,135
Kingboard Laminates Holdings Ltd.	12,500	19,476
Logan Property Holdings Co., Ltd.(a)	86,000	88,890
Minth Group Ltd.	16,000	96,504
Shenzhou International Group Holdings Ltd.	18,200	173,216
Sino Biopharmaceutical Ltd.	10,500	18,616
SITC International Holdings Co., Ltd.	17,000	16,788
Sunny Optical Technology Group Co., Ltd.	3,000	38,338
Tencent Holdings Ltd.	8,100	420,682
TravelSky Technology Ltd. Class H	6,000	17,999
Zhou Hei Ya International Holdings Co., Ltd.(b)	3,500	3,671
Zhuzhou CRRC Times Electric Co., Ltd. Class H	4,600	29,922

Total China		1,993,159

Denmark - 3.5%
Ambu A/S Class B	209	18,741
Chr Hansen Holding A/S	5,117	480,307
Dfds A/S	3,145	168,044
DSV A/S	1,476	116,311
Pandora A/S	12,792	1,393,619
SimCorp A/S	1,394	79,430

Total Denmark		2,256,452

Finland - 0.3%
Konecranes Oyj	3,831	175,638

France - 1.0%
Cie Plastic Omnium S.A.	3,494	158,992
Direct Energie	393	18,636
Ipsen S.A.	1,328	158,781
Sartorius Stedim Biotech	1,382	100,052
SEB S.A.	952	176,561
Trigano S.A.	237	41,920

Total France		654,942

Germany - 4.5%
adidas AG	3,964	795,629
AURELIUS Equity Opportunities SE & Co. KGaA(a)	4,710	322,152
CompuGroup Medical SE	740	48,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2017

Investments	Shares	Value

Covestro AG(b)	7,438	$768,381
CTS Eventim AG & Co. KGaA	4,912	229,003
Diebold Nixdorf AG	1,633	143,146
Fuchs Petrolub SE	2,966	143,781
Nemetschek SE	631	56,707
United Internet AG Registered Shares	5,984	412,022
Wirecard AG	318	35,539

Total Germany		2,954,984

Hong Kong - 2.1%
Galaxy Entertainment Group Ltd.	84,000	673,736
PCCW Ltd.	1,019,000	591,798
Vitasoy International Holdings Ltd.	34,000	86,987

Total Hong Kong		1,352,521

India - 2.1%
Adani Ports & Special Economic Zone Ltd.	4,665	29,648
Alkem Laboratories Ltd.	147	5,071
Asian Paints Ltd.	2,812	51,039
Aurobindo Pharma Ltd.	881	9,496
Bharat Forge Ltd.	3,124	35,803
Biocon Ltd.	556	4,680
Cadila Healthcare Ltd.	1,069	7,260
Cipla Ltd.	745	7,102
Cummins India Ltd.	442	6,245
Dabur India Ltd.	1,553	8,509
Emami Ltd.	294	6,127
Endurance Technologies Ltd.(b)	186	3,973
Godrej Consumer Products Ltd.	1,177	18,430
Hero MotoCorp Ltd.	2,066	122,520
Hindustan Unilever Ltd.	9,573	205,153
Hindustan Zinc Ltd.	660	3,194
Indraprastha Gas Ltd.	671	3,530
InterGlobe Aviation Ltd.(b)	723	13,655
ITC Ltd.	37,372	154,137
Kansai Nerolac Paints Ltd.	425	3,828
Marico Ltd.	2,008	10,146
Maruti Suzuki India Ltd.	739	112,649
Motherson Sumi Systems Ltd.	6,687	39,733
Motilal Oswal Financial Services Ltd.	139	3,252
Natco Pharma Ltd.	348	5,243
Nestle India Ltd.	98	12,085
Pidilite Industries Ltd.	2,592	36,638
Sun Pharmaceutical Industries Ltd.	831	7,436
Sun TV Network Ltd.	413	6,407
Tata Consultancy Services Ltd.	7,842	331,876
Torrent Pharmaceuticals Ltd.	639	14,202
UPL Ltd.	3,219	38,465
Vakrangee Ltd.*	405	2,667
Vakrangee Ltd.	405	2,667
Whirlpool of India Ltd.	151	3,768
Zee Entertainment Enterprises Ltd.	1,667	15,195

Total India		1,341,829

Indonesia - 1.1%
Chandra Asri Petrochemical Tbk PT	9,400	4,157
Hanjaya Mandala Sampoerna Tbk PT	130,100	45,356
Kalbe Farma Tbk PT	263,600	32,835
Matahari Department Store Tbk PT	87,500	64,492
Pakuwon Jati Tbk PT	69,500	3,509
Telekomunikasi Indonesia Persero Tbk PT	1,297,400	424,577
Unilever Indonesia Tbk PT	25,500	105,064
United Tractors Tbk PT	8,400	21,917

Total Indonesia		701,907

Italy - 1.8%
Brembo SpA	7,548	114,836
Brunello Cucinelli SpA	834	27,050
De’ Longhi SpA	8,105	245,551
Ferrari N.V.	2,105	221,046
Industria Macchine Automatiche SpA	1,650	134,333
Moncler SpA	3,442	107,793
Recordati SpA	7,732	344,087

Total Italy		1,194,696

Japan - 8.4%
Asahi Intecc Co., Ltd.	1,400	48,220
Fast Retailing Co., Ltd.	1,900	757,470
Fujitsu General Ltd.	100	2,196
Haseko Corp.	14,300	222,275
Japan Lifeline Co., Ltd.	800	16,732
Kakaku.com, Inc.	8,400	142,051
Kaken Pharmaceutical Co., Ltd.	3,000	154,993
M3, Inc.	2,100	73,915
Mixi, Inc.	4,400	197,639
MonotaRO Co., Ltd.(a)	1,800	57,523
Murata Manufacturing Co., Ltd.	6,400	859,015
Nihon M&A Center, Inc.	800	38,136
Open House Co., Ltd.	1,700	91,451
Oracle Corp.	3,100	257,026
Park24 Co., Ltd.(a)	8,100	193,925
Pigeon Corp.	3,700	140,905
Pilot Corp.	600	28,975
Relo Group, Inc.	1,700	46,329
Ryohin Keikaku Co., Ltd.	400	124,634
Seria Co., Ltd.	200	12,073
Shimano, Inc.	1,900	267,332
Start Today Co., Ltd.	4,600	139,858
Trend Micro, Inc.	6,600	374,381
USS Co., Ltd.	11,300	239,341
Yahoo Japan Corp.	190,400	873,829
Zenkoku Hosho Co., Ltd.	2,000	86,019

Total Japan		5,446,243

Malaysia - 0.2%
Fraser & Neave Holdings Bhd	6,100	40,697
HAP Seng Consolidated Bhd	37,200	87,783

Total Malaysia		128,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2017

Investments	Shares	Value

Mexico - 0.6%
America Movil S.A.B. de C.V. Series L	359,265	$311,239
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B(a)	4,788	87,625
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	9,319	16,504

Total Mexico		415,368

Netherlands - 2.2%
ASML Holding N.V.	6,842	1,192,534
BE Semiconductor Industries N.V.	1,523	127,853
TKH Group N.V. CVA	1,678	106,651

Total Netherlands		1,427,038

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	17,984	183,540
Ryman Healthcare Ltd.	18,745	141,180

Total New Zealand		324,720

Norway - 2.8%
Entra ASA(b)	10,714	159,806
Leroy Seafood Group ASA	28,961	155,722
Marine Harvest ASA*	63,617	1,081,108
Salmar ASA	11,254	339,573
Tomra Systems ASA	4,453	71,591

Total Norway		1,807,800

Philippines - 0.1%
DMCI Holdings, Inc.	26,500	7,644
Semirara Mining & Power Corp.	71,070	52,392

Total Philippines		60,036

Poland - 0.0%
CCC S.A.	40	3,281
CD Projekt S.A.	248	6,923

Total Poland		10,204

Russia - 2.4%
Magnit PJSC GDR Reg S	5,428	148,456
MMC Norilsk Nickel PJSC ADR	36,531	684,591
Novatek PJSC GDR Reg S	1,706	205,061
Tatneft PJSC ADR	10,115	500,288

Total Russia		1,538,396

Singapore - 0.1%
First Resources Ltd.	60,500	84,656

South Africa - 1.7%
AVI Ltd.	9,129	81,527
Capitec Bank Holdings Ltd.	1,210	107,313
Clicks Group Ltd.	5,002	73,184
Discovery Ltd.	8,409	126,339
Mr. Price Group Ltd.	3,819	75,538
Naspers Ltd. Class N	722	201,262
Netcare Ltd.	52,389	106,428
Rand Merchant Investment Holdings Ltd.	7,462	27,666
RMB Holdings Ltd.	23,141	147,986
Santam Ltd.	1,912	41,242
Shoprite Holdings Ltd.	5,761	102,930

Total South Africa		1,091,415

South Korea - 3.3%
BGF Co., Ltd.	176	2,507
Korea Aerospace Industries Ltd.	700	31,026
Medy-Tox, Inc.	7	3,171
NCSoft Corp.	208	86,946
Samsung Electronics Co., Ltd.	713	1,697,001
SK Holdings Co., Ltd.	292	77,190
SK Hynix, Inc.	3,455	246,889

Total South Korea		2,144,730

Spain - 5.9%
Industria de Diseno Textil S.A.	111,033	3,872,525

Sweden - 6.0%
Atlas Copco AB Class A	33,195	1,436,051
Atlas Copco AB Class B	16,035	616,136
Evolution Gaming Group AB(b)	413	29,282
Hemfosa Fastigheter AB	13,188	177,021
Indutrade AB	3,615	98,726
Intrum Justitia AB(a)	4,696	173,960
Investment AB Latour Class B	17,279	212,941
JM AB	5,882	134,271
Peab AB	22,381	192,989
Sandvik AB	47,585	835,171

Total Sweden		3,906,548

Switzerland - 10.2%
EMS-Chemie Holding AG Registered Shares	1,212	809,036
Geberit AG Registered Shares	1,592	701,003
Givaudan S.A. Registered Shares	470	1,086,136
Kuehne + Nagel International AG Registered Shares	7,381	1,306,539
Partners Group Holding AG	1,156	792,415
Roche Holding AG Bearer Shares	4,618	1,166,702
Schindler Holding AG Participation Certificate	1,204	277,124
Sonova Holding AG Registered Shares	1,739	271,602
Straumann Holding AG Registered Shares	182	128,586
Temenos Group AG Registered Shares*	608	77,989

Total Switzerland		6,617,132

Taiwan - 5.7%
Advantech Co., Ltd.	6,000	42,442
Catcher Technology Co., Ltd.	18,000	198,397
Eclat Textile Co., Ltd.	3,283	32,821
Feng TAY Enterprise Co., Ltd.	12,440	56,643
Formosa Plastics Corp.	168,000	557,206
Hotai Motor Co., Ltd.	12,000	142,749
Largan Precision Co., Ltd.	1,000	135,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2017

Investments	Shares	Value

Nan Ya Plastics Corp.	245,000	$641,346
Nien Made Enterprise Co., Ltd.	2,000	21,372
Novatek Microelectronics Corp.	36,000	137,305
Standard Foods Corp.	1,000	2,487
Taiwan Semiconductor Manufacturing Co., Ltd.	226,000	1,742,931

Total Taiwan		3,710,786

Thailand - 0.6%
Airports of Thailand PCL NVDR	37,700	78,662
Bumrungrad Hospital PCL NVDR	5,800	33,636
Central Pattana PCL NVDR	15,750	41,199
CP ALL PCL	67,356	159,141
Energy Absolute PCL NVDR	5,200	8,377
Home Product Center PCL NVDR	103,300	40,572
Minor International PCL	11,600	15,573

Total Thailand		377,160

Turkey - 0.5%
BIM Birlesik Magazalar AS	1,539	31,701
Petkim Petrokimya Holding AS	41,920	85,905
Tofas Turk Otomobil Fabrikasi AS	6,657	57,974
Tupras Turkiye Petrol Rafinerileri AS	4,724	151,378

Total Turkey		326,958

United Kingdom - 19.2%
Abcam PLC	4,131	58,956
Ashtead Group PLC	14,911	401,803
AVEVA Group PLC	2,252	84,233
British American Tobacco PLC	68,168	4,627,311
Countryside Properties PLC(b)	15,756	75,238
Croda International PLC	5,365	321,072
Domino’s Pizza Group PLC	23,823	111,407
easyJet PLC	33,171	656,927
Fevertree Drinks PLC	724	22,301
Hargreaves Lansdown PLC	18,316	446,481
Howden Joinery Group PLC	34,245	216,245
Jardine Lloyd Thompson Group PLC	11,853	223,035
JD Sports Fashion PLC	7,416	33,728
Moneysupermarket.com Group PLC	34,367	165,597
NMC Health PLC	1,200	46,832
Renishaw PLC	1,235	87,291
Rentokil Initial PLC	42,525	182,932
Rightmove PLC	2,453	149,323
Spirax-Sarco Engineering PLC	2,041	155,166
Unilever N.V. CVA	72,472	4,086,230
Unite Group PLC (The)	12,519	136,327
Victrex PLC	3,204	114,337
ZPG PLC(b)	12,895	57,669

Total United Kingdom		12,460,441

TOTAL COMMON STOCKS (Cost: $57,814,865)		64,617,811

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree Emerging Markets High Dividend Fund(c)	1,005	45,577
WisdomTree International Equity Fund(a)(c)	1,213	67,661

TOTAL EXCHANGE-TRADED FUNDS (Cost: $110,303)		113,238

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $1,346,623)(e)	1,346,623	1,346,623

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $59,271,791)		66,077,672
Other Assets less Liabilities - (1.8)%		(1,165,733)

NET ASSETS - 100.0%		$64,911,939

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $1,530,091 and the total market value of the collateral held by the Fund was $1,608,984. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $262,361.

ADR	-	American Depositary Receipt
CVA		Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Australia - 13.4%
Abacus Property Group	64,160	$206,753
Aveo Group	56,994	119,469
BWP Trust	90,055	217,649
Charter Hall Group	60,027	282,640
Charter Hall Retail REIT	70,430	229,161
Cromwell Property Group	360,556	284,829
Dexus	119,746	913,179
Goodman Group	138,763	913,852
GPT Group (The)	217,369	868,778
Growthpoint Properties Australia Ltd.(a)	106,376	283,719
Investa Office Fund	70,920	252,389
LendLease Group	51,342	656,569
Mirvac Group	413,323	759,709
Scentre Group	722,258	2,366,990
Shopping Centres Australasia Property Group	105,454	192,180
Stockland(a)	350,725	1,228,952
Vicinity Centres	638,160	1,357,652
Viva Energy REIT	98,908	174,836
Westfield Corp.	216,633	1,607,981

Total Australia		12,917,287

Austria - 0.7%
BUWOG AG*	7,737	267,104
CA Immobilien Anlagen AG	6,616	205,008
IMMOFINANZ AG*	64,706	166,820
S IMMO AG	4,059	78,716

Total Austria		717,648

Belgium - 1.0%
Aedifica S.A.	1,623	153,417
Befimmo S.A.	3,810	244,994
Cofinimmo S.A.	2,521	332,237
Warehouses De Pauw CVA	2,456	275,541

Total Belgium		1,006,189

Brazil - 0.2%
BR Malls Participacoes S.A.	3,656	14,030
Iguatemi Empresa de Shopping Centers S.A.	1,936	22,990
Multiplan Empreendimentos Imobiliarios S.A.	5,081	108,602

Total Brazil		145,622

Canada - 5.9%
Allied Properties Real Estate Investment Trust	7,894	265,118
Artis Real Estate Investment Trust	30,079	338,492
Boardwalk Real Estate Investment Trust	6,396	219,964
Canadian Apartment Properties REIT	12,283	365,858
Canadian Real Estate Investment Trust	7,524	278,033
Cominar Real Estate Investment Trust	46,180	530,741
CT Real Estate Investment Trust	5,139	59,472
Dream Global Real Estate Investment Trust	24,671	240,616
Dream Office Real Estate Investment Trust	16,980	300,312
First Capital Realty, Inc.	26,336	435,518
FirstService Corp.	439	30,808
Granite Real Estate Investment Trust	6,039	237,376
H&R Real Estate Investment Trust	45,447	774,770
Pure Industrial Real Estate Trust	31,484	170,116
RioCan Real Estate Investment Trust	46,151	897,273
SmartCentres Real Estate Investment Trust	18,566	458,019
Tricon Capital Group, Inc.(a)	7,055	65,035

Total Canada		5,667,521

Chile - 0.1%
Parque Arauco S.A.	30,067	93,225

China - 9.3%
Agile Group Holdings Ltd.(a)	126,000	191,161
China Aoyuan Property Group Ltd.	84,000	46,098
China Jinmao Holdings Group Ltd.	617,000	271,511
China Overseas Grand Oceans Group Ltd.(a)	26,000	14,235
China Overseas Land & Investment Ltd.	818,049	2,631,846
China Resources Land Ltd.	202,000	594,323
China SCE Property Holdings Ltd.	194,000	83,632
China South City Holdings Ltd.	456,800	119,791
China Vanke Co., Ltd. Class H	112,900	450,601
CIFI Holdings Group Co., Ltd.	325,900	196,358
Country Garden Holdings Co., Ltd.	392,000	747,163
Fullshare Holdings Ltd.*(a)	85,000	39,144
Future Land Development Holdings Ltd.	70,000	43,877
Greenland Hong Kong Holdings Ltd.	46,000	18,300
Greentown China Holdings Ltd.(a)	17,500	22,521
Guangzhou R&F Properties Co., Ltd. Class H	162,800	366,947
Hopson Development Holdings Ltd.	20,000	19,598
KWG Property Holding Ltd.	237,000	276,798
Logan Property Holdings Co., Ltd.(a)	164,000	169,511
Longfor Properties Co., Ltd.	99,500	249,218
Powerlong Real Estate Holdings Ltd.	183,000	88,722
Red Star Macalline Group Corp., Ltd. Class H(b)	113,600	183,973
Shenzhen Investment Ltd.	898,000	372,190
Shimao Property Holdings Ltd.	129,500	281,619

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2017

Investments	Shares	Value

Shui On Land Ltd.	300,500	$83,031
Sino-Ocean Group Holding Ltd.	1,010,200	696,529
Sunac China Holdings Ltd.(a)	39,900	165,116
Times Property Holdings Ltd.	61,000	60,007
Yuexiu Property Co., Ltd.	1,458,000	272,304
Yuzhou Properties Co., Ltd.	264,000	140,826

Total China		8,896,950

Finland - 0.4%
Citycon Oyj	130,793	338,928

France - 9.2%
Fonciere Des Regions	9,438	1,070,756
Gecina S.A.	6,051	1,118,244
ICADE	9,874	971,419
Klepierre S.A.	42,941	1,890,578
Mercialys S.A.	14,015	310,415
Nexity S.A.*	6,359	378,893
Unibail-Rodamco SE	12,120	3,056,277

Total France		8,796,582

Germany - 4.3%
alstria office REIT-AG	16,252	251,749
Deutsche Euroshop AG	6,421	261,804
Deutsche Wohnen SE Bearer Shares	18,014	788,674
LEG Immobilien AG	4,956	567,087
TAG Immobilien AG	14,222	270,512
TLG Immobilien AG	7,493	199,252
Vonovia SE	35,331	1,755,990

Total Germany		4,095,068

Hong Kong - 17.7%
Champion REIT	641,000	469,846
Hang Lung Group Ltd.	94,649	348,095
Hang Lung Properties Ltd.	444,283	1,085,516
Henderson Land Development Co., Ltd.	288,352	1,899,649
Hui Xian REIT	893,634	432,267
Hysan Development Co., Ltd.	96,115	509,635
Joy City Property Ltd.	250,000	40,295
Kowloon Development Co., Ltd.	118,000	124,984
Lai Sun Development Co., Ltd.	4,500	7,656
Link REIT	200,615	1,859,281
LVGEM China Real Estate Investment Co., Ltd.	32,000	12,199
New World Development Co., Ltd.	829,497	1,245,736
Sino Land Co., Ltd.	593,735	1,051,168
Sun Hung Kai Properties Ltd.	212,810	3,549,873
Sunlight Real Estate Investment Trust	224,000	153,588
Swire Pacific Ltd. Class A	69,778	645,803
Swire Pacific Ltd. Class B	185,000	287,772
Swire Properties Ltd.	393,541	1,268,626
Wharf Holdings Ltd. (The)	231,872	800,858
Wheelock & Co., Ltd.	119,231	851,073
Yuexiu Real Estate Investment Trust	477,000	312,415

Total Hong Kong		16,956,335

Indonesia - 0.0%
Pakuwon Jati Tbk PT	559,900	28,268

Ireland - 0.3%
Green REIT PLC	107,544	200,811
Hibernia REIT PLC	24,148	44,191

Total Ireland		245,002

Israel - 1.2%
Alony Hetz Properties & Investments Ltd.	13,969	150,287
Amot Investments Ltd.	46,803	281,089
Azrieli Group Ltd.	6,073	339,891
Gazit-Globe Ltd.	20,536	218,395
Melisron Ltd.	3,150	149,168

Total Israel		1,138,830

Italy - 0.3%
Beni Stabili SpA SIIQ	259,004	239,790

Japan - 6.4%
Aeon Mall Co., Ltd.	8,630	168,846
Daibiru Corp.	2,500	31,514
Daikyo, Inc.	5,200	100,815
Daito Trust Construction Co., Ltd.	5,500	1,121,727
Daiwa House Industry Co., Ltd.	39,900	1,532,599
Hulic Co., Ltd.	26,500	297,816
Ichigo, Inc.	13,400	50,793
Leopalace21 Corp.	18,000	139,973
Mitsubishi Estate Co., Ltd.	35,989	626,173
Mitsui Fudosan Co., Ltd.	35,308	791,413
Nomura Real Estate Holdings, Inc.	14,065	315,386
NTT Urban Development Corp.	13,300	153,957
Open House Co., Ltd.	2,200	118,349
Relo Group, Inc.	2,000	54,505
Sumitomo Realty & Development Co., Ltd.	8,279	272,145
TOC Co., Ltd.	3,100	26,501
Tokyo Tatemono Co., Ltd.	10,700	144,566
Tokyu Fudosan Holdings Corp.	32,368	234,176

Total Japan		6,181,254

Malaysia - 0.6%
IGB Real Estate Investment Trust	157,200	69,919
IOI Properties Group Bhd	168,475	77,015
KLCCP Stapled Group	36,700	78,351
SP Setia Bhd Group	160,075	158,216
Sunway Bhd	235,965	95,039
Sunway Real Estate Investment Trust	165,996	77,932

Total Malaysia		556,472

Mexico - 1.6%
Concentradora Fibra Danhos S.A. de C.V.	155,335	243,020
Fibra Uno Administracion S.A. de C.V.	576,943	859,274
Macquarie Mexico Real Estate Management S.A. de C.V.*	140,689	149,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2017

Investments	Shares	Value

PLA Administradora Industrial S de RL de C.V.*	127,336	$194,790
Prologis Property Mexico S.A. de C.V.	56,973	99,034

Total Mexico		1,545,324

Netherlands - 0.7%
Eurocommercial Properties N.V. CVA	6,620	288,639
Wereldhave N.V.	7,759	372,680

Total Netherlands		661,319

New Zealand - 0.5%
Goodman Property Trust	176,470	173,198
Kiwi Property Group Ltd.	193,221	193,073
Precinct Properties New Zealand Ltd.	141,902	137,252

Total New Zealand		503,523

Norway - 0.2%
Entra ASA(b)	15,667	233,683

Philippines - 0.4%
Ayala Land, Inc.	165,500	147,863
Megaworld Corp.	322,800	33,366
Robinsons Land Corp.	64,600	27,564
SM Prime Holdings, Inc.	216,175	162,391
Vista Land & Lifescapes, Inc.	241,300	28,954

Total Philippines		400,138

Poland - 0.0%
Globe Trade Centre S.A.	9,921	27,980

Singapore - 9.7%
Ascendas Real Estate Investment Trust	273,584	556,831
Ascott Residence Trust	274,388	250,489
Bukit Sembawang Estates Ltd.	32,000	150,135
CapitaLand Commercial Trust	422,275	609,840
CapitaLand Ltd.	288,789	762,814
CapitaLand Mall Trust	471,286	751,152
CapitaLand Retail China Trust	133,300	161,588
CDL Hospitality Trusts	172,500	218,142
City Developments Ltd.	29,603	276,670
Frasers Centrepoint Ltd.	126,100	196,265
Frasers Centrepoint Trust	127,400	213,541
Frasers Hospitality Trust	223,300	131,166
Frasers Logistics & Industrial Trust	210,100	182,368
Global Logistic Properties Ltd.	215,300	542,922
GuocoLand Ltd.	64,200	107,608
Ho Bee Land Ltd.	16,500	30,373
Keppel DC REIT	113,100	121,021
Keppel REIT	431,300	406,643
Mapletree Commercial Trust	357,992	433,962
Mapletree Greater China Commercial Trust	441,200	406,073
Mapletree Industrial Trust	273,618	415,627
Mapletree Logistics Trust	387,875	383,115
OUE Hospitality Trust	258,800	164,606
Oxley Holdings Ltd.	128,680	63,069
Parkway Life Real Estate Investment Trust	74,100	165,788
SPH REIT	349,500	274,600
Starhill Global REIT	335,784	194,727
Suntec Real Estate Investment Trust	335,428	539,636
United Industrial Corp., Ltd.	15,900	39,381
UOL Group Ltd.	35,900	238,277
Wheelock Properties Singapore Ltd.	81,500	115,871
Wing Tai Holdings Ltd.	41,800	71,314
Yanlord Land Group Ltd.	108,800	131,889

Total Singapore		9,307,503

South Africa - 3.8%
Fortress REIT Ltd. Class A	200,436	300,492
Fortress REIT Ltd. Class B(a)	84,045	286,486
Growthpoint Properties Ltd.	509,343	1,137,999
Hyprop Investments Ltd.	38,082	360,826
Redefine Properties Ltd.	998,976	863,412
Resilient REIT Ltd.	36,308	443,321
Vukile Property Fund Ltd.	130,015	217,917

Total South Africa		3,610,453

Spain - 0.7%
Axiare Patrimonio SOCIMI S.A.	1,748	38,663
Hispania Activos Inmobiliarios SOCIMI S.A.	5,625	106,046
Inmobiliaria Colonial Socimi S.A.	20,624	205,131
Merlin Properties Socimi S.A.	24,019	325,915

Total Spain		675,755

Sweden - 1.7%
Atrium Ljungberg AB Class B	9,366	149,055
Castellum AB	25,683	434,141
Fabege AB	9,345	199,284
Hemfosa Fastigheter AB	16,917	227,075
Hufvudstaden AB Class A	11,706	187,868
Klovern AB Class B	39,365	51,541
Kungsleden AB	17,660	128,338
Wallenstam AB Class B	16,334	157,405
Wihlborgs Fastigheter AB	5,674	136,038

Total Sweden		1,670,745

Switzerland - 1.4%
Allreal Holding AG Registered Shares*	1,385	234,221
PSP Swiss Property AG Registered Shares	4,368	413,940
Swiss Prime Site AG Registered Shares*	7,748	715,567

Total Switzerland		1,363,728

Taiwan - 0.4%
Highwealth Construction Corp.	271,110	385,367

Thailand - 0.6%
Bangkok Land PCL NVDR	890,100	48,888
Central Pattana PCL NVDR	50,174	131,247
Land & Houses PCL NVDR	759,111	244,574
Pruksa Holding PCL NVDR	64,600	46,582
Supalai PCL NVDR	78,800	57,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2017

Investments	Shares	Value

WHA Corp. PCL NVDR	601,500	$73,826

Total Thailand		602,422

United Kingdom - 7.0%
Assura PLC	169,402	146,432
Big Yellow Group PLC	14,098	165,823
British Land Co. PLC (The)	125,567	1,174,587
Capital & Counties Properties PLC	11,460	49,562
Derwent London PLC	5,743	242,233
Grainger PLC	15,846	62,056
Great Portland Estates PLC	14,085	131,183
Hammerson PLC	91,912	680,107
Hansteen Holdings PLC	84,367	163,202
Intu Properties PLC	207,684	710,790
Land Securities Group PLC	80,511	1,097,825
Londonmetric Property PLC	75,425	189,778
NewRiver REIT PLC	43,696	197,663
Safestore Holdings PLC	13,377	90,406
Savills PLC	11,287	151,616
Secure Income REIT PLC(a)	19,613	95,712
Segro PLC	75,927	602,909
Shaftesbury PLC	11,094	156,677
St. Modwen Properties PLC	8,022	44,037
Tritax Big Box REIT PLC	121,454	244,638
Unite Group PLC (The)	15,417	167,886
Workspace Group PLC	10,041	136,101
Total United Kingdom		6,701,223

TOTAL COMMON STOCKS (Cost: $86,119,467)		95,710,134

WARRANTS - 0.0%
Thailand - 0.0%
Supalai PCL, expiring 10/19/18*(a) (Cost: $13,952)	29,649	17,467

EXCHANGE-TRADED NOTE - 0.0%

United States - 0.0%
iPath MSCI India Index ETN* (Cost: $34,249)	494	43,630

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $2,188,104)(d)	2,188,104	2,188,104

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $88,355,772)		97,959,335
Other Assets less Liabilities - (2.0)%		(1,913,973)

NET ASSETS - 100.0%		$96,045,362

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $2,388,482 and the total market value of the collateral held by the Fund was $2,532,416. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $344,312.

CVA	- Certificaten Van Aandelen (Certificate of Stock)
ETN	- Exchange-Traded Note
NVDR	- Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Holdings PLC	1/2/2018	6,592	USD	8,260	CAD	$—	$(1)

CURRENCY LEGEND

CAD	Canadian dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.4%

Australia - 3.6%
AGL Energy Ltd.	3,779	$72,002
Alumina Ltd.	15,513	29,484
Amcor Ltd.	7,261	87,573
AMP Ltd.	9,083	36,871
ASX Ltd.	1,484	63,677
Aurizon Holdings Ltd.	12,552	48,695
Australia & New Zealand Banking Group Ltd.	13,313	299,263
Bank of Queensland Ltd.	4,256	42,343
Bendigo & Adelaide Bank Ltd.	3,997	36,483
BHP Billiton Ltd.	12,039	278,440
Brambles Ltd.	1,665	13,114
Coca-Cola Amatil Ltd.	3,475	23,130
Commonwealth Bank of Australia	8,071	507,165
Crown Resorts Ltd.	3,396	34,583
Fortescue Metals Group Ltd.	26,850	102,484
Harvey Norman Holdings Ltd.(a)	5,984	19,517
Insurance Australia Group Ltd.	14,143	80,089
Macquarie Group Ltd.	1,685	131,305
Mineral Resources Ltd.	548	9,061
National Australia Bank Ltd.	14,038	324,673
QBE Insurance Group Ltd.	2,227	18,603
Rio Tinto Ltd.	1,699	100,742
Sonic Healthcare Ltd.	2,879	51,476
South32 Ltd.	20,055	54,744
Suncorp Group Ltd.	8,010	86,833
Tabcorp Holdings Ltd.	24,421	106,585
Telstra Corp., Ltd.	95,851	272,141
Wesfarmers Ltd.	5,281	183,478
Westpac Banking Corp.	16,013	392,645
Woodside Petroleum Ltd.	3,179	82,252
Woolworths Group Ltd.	5,023	107,255

Total Australia		3,696,706
Austria - 0.1%
Lenzing AG	31	3,940
Oesterreichische Post AG	785	35,273
Vienna Insurance Group AG Wiener Versicherung Gruppe	285	8,818

Total Austria		48,031

Belgium - 0.9%
Ageas	1,369	66,931
Anheuser-Busch InBev S.A.	5,417	605,786
Cofinimmo S.A.	328	43,226
Elia System Operator S.A./N.V.	1,047	60,222
KBC Group N.V.	599	51,148
Proximus SADP	1,875	61,579

Total Belgium		888,892

Brazil - 0.4%
Banco Santander Brasil S.A.	4,986	47,919
BB Seguridade Participacoes S.A.	6,275	53,895
CCR S.A.	6,559	31,934
Cia de Saneamento Basico do Estado de Sao Paulo	1,600	16,559
Engie Brasil Energia S.A.	8,110	86,819
Estacio Participacoes S.A.	2,000	19,788
Itau Unibanco Holding S.A.	5,135	58,346
Multiplus S.A.	500	5,276
Porto Seguro S.A.	1,772	19,407
Qualicorp S.A.	900	8,411
Transmissora Alianca de Energia Eletrica S.A.	4,113	26,460

Total Brazil		374,814

Canada - 3.0%
Agrium, Inc.	712	82,159
AltaGas Ltd.	1,706	38,969
ARC Resources Ltd.(a)	1,600	18,835
Bank of Montreal	2,653	212,990
Bank of Nova Scotia (The)	4,467	289,208
BCE, Inc.	4,638	223,506
Cameco Corp.(a)	700	6,486
Canadian Imperial Bank of Commerce	1,931	188,854
CI Financial Corp.	2,138	50,799
Crescent Point Energy Corp.(a)	3,458	26,440
Enbridge, Inc.	7,438	291,833
Great-West Lifeco, Inc.	3,959	110,907
Keyera Corp.	1,300	36,750
Manulife Financial Corp.	4,997	104,570
National Bank of Canada	1,260	63,073
Pembina Pipeline Corp.	2,656	96,472
Peyto Exploration & Development Corp.(a)	2,123	25,467
Power Corp. of Canada	2,154	55,649
Power Financial Corp.	2,905	80,082
Rogers Communications, Inc. Class B	2,114	108,066
Royal Bank of Canada	4,901	401,522
Shaw Communications, Inc. Class B	2,017	46,185
TELUS Corp.	2,478	94,180
Toronto-Dominion Bank (The)	5,576	327,764
TransCanada Corp.(a)	2,741	133,840
Vermilion Energy, Inc.(a)	600	21,875

Total Canada		3,136,481

Chile - 0.1%
AES Gener S.A.	94,515	31,306
Banco Santander Chile	811,283	63,572
Enel Chile S.A.	119,469	14,144
Enel Generacion Chile S.A.	19,425	17,590

Total Chile		126,612

China - 3.5%
Agile Group Holdings Ltd.	6,000	9,103
Agricultural Bank of China Ltd. Class H	171,074	79,658
Bank of China Ltd. Class H	473,366	232,526
Bank of Communications Co., Ltd. Class H	161,125	119,546
China Cinda Asset Management Co., Ltd. Class H	24,000	8,780
China Construction Bank Corp. Class H	823,536	758,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

China Everbright Bank Co., Ltd. Class H	81,000	$37,820
China Merchants Bank Co., Ltd. Class H	19,027	75,696
China Minsheng Banking Corp., Ltd. Class H	31,500	31,551
China Mobile Ltd.	75,500	765,402
China Petroleum & Chemical Corp. Class H	252,000	184,713
China Power International Development Ltd.	113,631	29,798
China Resources Cement Holdings Ltd.	10,000	6,575
China Resources Power Holdings Co., Ltd.	29,575	55,084
China Vanke Co., Ltd. Class H	8,200	32,727
China Zhongwang Holdings Ltd.	39,600	21,681
CIFI Holdings Group Co., Ltd.	20,000	12,050
CNOOC Ltd.	203,415	291,957
CRRC Corp., Ltd. Class H	23,000	24,597
Dali Foods Group Co., Ltd.(b)	26,500	24,068
Dongfeng Motor Group Co., Ltd. Class H	14,000	16,942
Great Wall Motor Co., Ltd. Class H(a)	20,500	23,470
Guangdong Investment Ltd.	28,000	37,466
Guangzhou R&F Properties Co., Ltd. Class H	9,200	20,736
Huaneng Power International, Inc. Class H	124,137	77,811
Industrial & Commercial Bank of China Ltd. Class H	464,000	373,346
Kingboard Laminates Holdings Ltd.	2,000	3,116
KWG Property Holding Ltd.	13,500	15,767
Lenovo Group Ltd.	72,000	40,618
Logan Property Holdings Co., Ltd.(a)	8,000	8,269
Powerlong Real Estate Holdings Ltd.	8,000	3,879
Shanghai Industrial Holdings Ltd.	4,000	11,462
Shenzhen Investment Ltd.	62,000	25,697
Shimao Property Holdings Ltd.	23,500	51,105
Shui On Land Ltd.	34,500	9,533
Sino-Ocean Group Holding Ltd.	51,775	35,699
Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	22,770
Sun Art Retail Group Ltd.	38,000	40,152
Weichai Power Co., Ltd. Class H	9,000	9,855
Xinyi Glass Holdings Ltd.*	8,000	10,418
Xinyi Solar Holdings Ltd.	46,000	17,771
Yuexiu Property Co., Ltd.	40,000	7,471
Yuzhou Properties Co., Ltd.	17,000	9,068

Total China		3,674,258

Czech Republic - 0.1%
CEZ AS	3,450	80,570
Komercni Banka AS	736	31,677
O2 Czech Republic AS	1,814	23,592

Total Czech Republic		135,839

Denmark - 0.2%
Danske Bank A/S	2,368	92,270
ISS A/S	784	30,384
Pandora A/S	670	72,993
Tryg A/S	1,722	43,103

Total Denmark		238,750

Finland - 0.7%
Elisa Oyj	1,901	74,691
Fortum Oyj	5,431	107,606
Kesko Oyj Class B	850	46,186
Metso Oyj	973	33,264
Neste Oyj	725	46,445
Nokia Oyj	24,048	112,446
Nokian Renkaat Oyj	817	37,084
Sampo Oyj Class A	2,718	149,481
Stora Enso Oyj Class R	3,385	53,735
UPM-Kymmene Oyj	3,425	106,561

Total Finland		767,499

France - 3.7%
Amundi S.A.(b)	427	36,225
AXA S.A.	9,136	271,356
BNP Paribas S.A.	3,927	293,543
Bouygues S.A.	1,810	94,132
Carrefour S.A.	2,276	49,304
Casino Guichard Perrachon S.A.	978	59,377
CNP Assurances	2,883	66,659
Credit Agricole S.A.	8,727	144,616
Electricite de France S.A.	20,381	255,014
Engie S.A.	15,979	275,054
Eutelsat Communications S.A.	1,666	38,600
ICADE	567	55,782
Lagardere SCA	1,173	37,650
Metropole Television S.A.	1,658	42,875
Natixis S.A.	13,430	106,372
Orange S.A.	14,538	252,693
Renault S.A.	538	54,208
Sanofi	4,749	409,732
SCOR SE	1,401	56,433
Societe Generale S.A.	2,954	152,705
Suez	2,571	45,275
TOTAL S.A.	14,869	822,120
Unibail-Rodamco SE	542	136,675
Veolia Environnement S.A.	1,890	48,284

Total France		3,804,684

Germany - 2.7%
Allianz SE Registered Shares	1,540	354,128
Axel Springer SE	376	29,406
BASF SE	3,674	404,733
Bayerische Motoren Werke AG	2,581	269,109
CECONOMY AG	1,314	19,889
Daimler AG Registered Shares	5,666	481,704
Deutsche Telekom AG Registered Shares	16,490	292,959
Evonik Industries AG	1,954	73,605
Freenet AG	1,343	49,703
Hugo Boss AG	471	40,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

Innogy SE(b)	1,186	$46,534
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	823	178,628
ProSiebenSat.1 Media SE	1,115	38,433
Siemens AG Registered Shares	2,980	415,629
Telefonica Deutschland Holding AG	20,475	102,919
TUI AG	819	16,886

Total Germany		2,814,387

Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	31,000	157,036
CLP Holdings Ltd.	8,500	86,932
Hang Lung Properties Ltd.	13,472	32,916
Hang Seng Bank Ltd.	7,100	176,199
Hopewell Holdings Ltd.	8,500	31,370
Hysan Development Co., Ltd.	6,000	31,814
New World Development Co., Ltd.	45,423	68,216
PCCW Ltd.	14,000	8,131
Power Assets Holdings Ltd.	7,000	59,055
Sino Land Co., Ltd.	26,000	46,031
SJM Holdings Ltd.	46,000	41,191
Wharf Holdings Ltd. (The)	6,519	22,516

Total Hong Kong		761,407

Indonesia - 0.1%
Gudang Garam Tbk PT	4,800	29,647
Indocement Tunggal Prakarsa Tbk PT	6,600	10,678
Matahari Department Store Tbk PT	31,500	23,217
Perusahaan Gas Negara Persero Tbk	212,100	27,358

Total Indonesia		90,900

Israel - 0.2%
Bezeq Israeli Telecommunication Corp., Ltd.	27,809	42,134
Israel Chemicals Ltd.	6,424	26,091
Teva Pharmaceutical Industries Ltd.	6,531	123,503

Total Israel		191,728

Italy - 1.5%
ACEA SpA	1,542	28,515
Assicurazioni Generali SpA	6,383	116,504
Atlantia SpA	3,374	106,636
Azimut Holding SpA	783	15,016
Banca Generali SpA	567	18,887
Banca Mediolanum SpA	4,048	35,071
Enel SpA	38,602	237,792
Eni SpA	21,660	358,929
Hera SpA	14,824	51,800
Intesa Sanpaolo SpA	74,991	249,436
Mediobanca SpA	1,913	21,731
Poste Italiane SpA(b)	5,897	44,434
Snam SpA	22,662	111,027
Telecom Italia SpA RSP	30,791	22,036
Terna Rete Elettrica Nazionale SpA	11,542	67,136
UnipolSai Assicurazioni SpA	15,417	36,044

Total Italy		1,520,994

Japan - 3.3%
Amada Holdings Co., Ltd.	2,700	36,767
Aozora Bank Ltd.	833	32,425
Canon, Inc.	6,900	257,257
Chugoku Electric Power Co., Inc. (The)	2,800	30,100
Daiwa Securities Group, Inc.	11,601	72,799
ITOCHU Corp.	8,942	166,933
Japan Airlines Co., Ltd.	1,700	66,521
Japan Post Holdings Co., Ltd.	13,300	152,540
Japan Tobacco, Inc.	6,500	209,512
Konica Minolta, Inc.	3,200	30,793
Marubeni Corp.	6,869	49,763
Mitsubishi Corp.	3,800	105,010
Mitsui & Co., Ltd.	6,858	111,530
Mizuho Financial Group, Inc.	74,300	134,947
MS&AD Insurance Group Holdings, Inc.	1,400	47,400
Nissan Motor Co., Ltd.	20,800	207,446
Nomura Holdings, Inc.	2,300	13,580
NTT DOCOMO, Inc.	10,000	236,218
Resona Holdings, Inc.	10,000	59,751
Sankyo Co., Ltd.	800	25,175
Showa Shell Sekiyu K.K.	1,200	16,298
Sony Financial Holdings, Inc.	1,100	19,491
Subaru Corp.	3,300	104,961
Sumitomo Corp.	5,986	101,759
Sumitomo Mitsui Financial Group, Inc.	4,500	194,461
Sumitomo Mitsui Trust Holdings, Inc.	900	35,736
Takeda Pharmaceutical Co., Ltd.	2,700	153,420
Tokio Marine Holdings, Inc.	700	31,946
Toyota Motor Corp.	10,800	691,526

Total Japan		3,396,065

Malaysia - 0.3%
AMMB Holdings Bhd	35,500	38,684
Astro Malaysia Holdings Bhd	24,400	15,977
British American Tobacco Malaysia Bhd	1,700	16,803
DiGi.Com Bhd	72,800	91,742
Malayan Banking Bhd	37,200	90,081
Maxis Bhd	32,800	48,710
MISC Bhd	9,000	16,501
YTL Power International Bhd	37,690	12,014

Total Malaysia		330,512

Mexico - 0.2%
Alpek S.A.B. de C.V.	8,700	10,427
Concentradora Fibra Danhos S.A. de C.V.	18,900	29,569
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	3,200	33,053
Grupo Financiero Banorte S.A.B. de C.V. Class O	14,600	80,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	6,200	$9,104
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	7,974	14,122
Nemak S.A.B. de C.V.(b)	11,300	8,224

Total Mexico		184,963

Netherlands - 0.6%
ABN AMRO Group N.V. CVA(b)	2,391	77,233
Aegon N.V.	11,818	75,426
Boskalis Westminster	695	26,230
ING Groep N.V.	13,668	251,522
Koninklijke Ahold Delhaize N.V.	4,283	94,297
Koninklijke KPN N.V.	3,204	11,188
NN Group N.V.	1,598	69,310
Randstad Holding N.V.	851	52,361
Steinhoff International Holdings N.V.	15,145	5,765

Total Netherlands		663,332

New Zealand - 0.2%
Air New Zealand Ltd.	2,092	4,746
Auckland International Airport Ltd.	2,379	10,964
Fletcher Building Ltd.	3,772	20,388
Mercury NZ Ltd.	12,953	31,045
Meridian Energy Ltd.	15,551	32,350
Spark New Zealand Ltd.	24,314	62,771
Z Energy Ltd.	1,073	5,853

Total New Zealand		168,117

Norway - 0.7%
Aker BP ASA	969	23,919
DNB ASA	4,026	74,866
Gjensidige Forsikring ASA	2,264	42,876
Marine Harvest ASA*	2,462	41,839
Salmar ASA	502	15,147
Statoil ASA	17,281	370,155
Telenor ASA	9,078	195,226

Total Norway		764,028

Philippines - 0.1%
Aboitiz Power Corp.	37,800	31,462
DMCI Holdings, Inc.	64,000	18,462
Globe Telecom, Inc.	450	17,127
Manila Electric Co.	7,640	50,290
PLDT, Inc.	1,155	34,243

Total Philippines		151,584

Poland - 0.1%
Bank Handlowy w Warszawie S.A.	905	21,326
Bank Pekao S.A.	1,070	39,877
Powszechny Zaklad Ubezpieczen S.A.	2,811	34,106

Total Poland		95,309

Portugal - 0.2%
EDP - Energias de Portugal S.A.	22,995	79,662
Galp Energia, SGPS, S.A.	3,181	58,538
Jeronimo Martins, SGPS, S.A.	978	19,019
Navigator Co. S.A. (The)	8,809	44,977

Total Portugal		202,196

Russia - 1.2%
Gazprom PJSC ADR	74,132	326,922
Lukoil PJSC ADR	4,864	278,318
MegaFon PJSC GDR Reg S	3,753	34,715
MMC Norilsk Nickel PJSC ADR	10,461	196,039
Mobile TeleSystems PJSC ADR	10,243	104,376
Novolipetsk Steel PJSC GDR	2,355	60,100
PhosAgro PJSC GDR Reg S	3,232	49,611
RusHydro PJSC ADR	13,995	16,794
Severstal PJSC GDR Reg S	6,089	93,649
Sistema PJSC FC GDR Reg S	1,758	7,331
Tatneft PJSC ADR	2,519	124,590

Total Russia		1,292,445

Singapore - 0.8%
ComfortDelGro Corp., Ltd.	9,500	14,075
DBS Group Holdings Ltd.	7,900	146,898
Frasers Centrepoint Ltd.	32,700	50,895
Hutchison Port Holdings Trust	81,600	33,864
Keppel Corp., Ltd.	8,500	46,749
Oversea-Chinese Banking Corp., Ltd.	13,903	128,897
Singapore Telecommunications Ltd.	89,000	237,751
StarHub Ltd.	12,000	25,591
United Overseas Bank Ltd.	4,613	91,301

Total Singapore		776,021

South Africa - 1.3%
Assore Ltd.	636	18,494
AVI Ltd.	3,583	31,998
Barclays Africa Group Ltd.	3,521	51,760
Exxaro Resources Ltd.	1,462	19,190
FirstRand Ltd.	22,282	121,039
Foschini Group Ltd. (The)	2,778	44,280
Imperial Holdings Ltd.	2,064	43,704
Kumba Iron Ore Ltd.	483	14,792
Life Healthcare Group Holdings Ltd.	10,305	23,099
MMI Holdings Ltd.	14,436	24,487
Mr. Price Group Ltd.	1,384	27,375
MTN Group Ltd.	18,244	201,303
Nedbank Group Ltd.	3,148	65,121
Netcare Ltd.	12,306	25,000
Resilient REIT Ltd.	949	11,587
RMB Holdings Ltd.	7,499	47,956
Sanlam Ltd.	12,130	85,243
Sasol Ltd.	3,300	114,135
SPAR Group Ltd. (The)	2,478	40,699
Standard Bank Group Ltd.	7,597	120,067
Telkom S.A. SOC Ltd.	4,733	18,397
Truworths International Ltd.	4,972	37,941
Vodacom Group Ltd.	7,921	93,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

Woolworths Holdings Ltd.	9,845	$51,937

Total South Africa		1,332,813

South Korea - 0.4%
Coway Co., Ltd.	465	42,437
Doosan Corp.	33	3,483
Hyosung Corp.	92	11,988
Kia Motors Corp.	1,468	45,937
Korea Electric Power Corp.	3,639	129,679
KT&G Corp.	852	91,921
S-Oil Corp.	272	29,727
SK Telecom Co., Ltd.	398	99,263

Total South Korea		454,435

Spain - 1.9%
Abertis Infraestructuras S.A.	6,550	145,900
Acerinox S.A.	2,740	39,203
ACS Actividades de Construccion y Servicios S.A.	1,881	73,679
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	1,071	11,189
Banco Bilbao Vizcaya Argentaria S.A.	20,238	172,834
Banco Santander S.A.	42,284	278,194
CaixaBank S.A.	14,509	67,756
Enagas S.A.	1,835	52,597
Endesa S.A.	5,612	120,323
Ferrovial S.A.	1,920	43,632
Gas Natural SDG S.A.	5,479	126,649
Iberdrola S.A.	36,567	283,656
Mapfre S.A.	14,101	45,345
Mediaset Espana Comunicacion S.A.	3,120	35,064
Red Electrica Corp. S.A.	3,518	79,039
Repsol S.A.	8,365	148,109
Telefonica S.A.	29,677	289,544

Total Spain		2,012,713

Sweden - 1.0%
Axfood AB	818	15,796
Hennes & Mauritz AB Class B	5,969	123,426
ICA Gruppen AB(a)	884	32,164
Nordea Bank AB	20,526	248,944
Skandinaviska Enskilda Banken AB Class A	12,403	145,882
Skanska AB Class B	3,613	75,018
SKF AB Class B	1,799	40,034
Svenska Cellulosa AB SCA Class B	1,399	14,447
Svenska Handelsbanken AB Class A	7,887	108,082
Swedbank AB Class A	6,129	148,144
Telia Co. AB	27,415	122,384

Total Sweden		1,074,321

Switzerland - 2.7%
ABB Ltd. Registered Shares	8,619	231,019
Adecco Group AG Registered Shares	635	48,578
Baloise Holding AG Registered Shares	514	80,014
Credit Suisse Group AG Registered Shares*	7,800	139,272
Kuehne + Nagel International AG Registered Shares	754	133,469
LafargeHolcim Ltd. Registered Shares*	1,498	84,469
Novartis AG Registered Shares	8,957	757,370
Roche Holding AG Genusschein	2,082	526,642
Sulzer AG Registered Shares	368	44,636
Swiss Re AG	1,485	139,052
Swisscom AG Registered Shares	325	172,922
UBS Group AG Registered Shares*	11,582	213,218
Zurich Insurance Group AG	826	251,402

Total Switzerland		2,822,063

Taiwan - 2.4%
Advanced Semiconductor Engineering, Inc.	46,173	59,193
Asia Cement Corp.	21,514	20,387
Asustek Computer, Inc.	8,486	79,703
AU Optronics Corp.	80,000	33,335
Catcher Technology Co., Ltd.	5,000	55,110
Cathay Financial Holding Co., Ltd.	54,000	97,082
Cheng Shin Rubber Industry Co., Ltd.	8,197	14,461
China Development Financial Holding Corp.	146,000	49,798
China Steel Corp.	61,000	50,733
Chunghwa Telecom Co., Ltd.	33,000	117,546
Compal Electronics, Inc.	30,000	21,473
CTBC Financial Holding Co., Ltd.	101,480	69,907
Far Eastern New Century Corp.	26,994	24,310
Far EasTone Telecommunications Co., Ltd.	10,000	24,699
Feng TAY Enterprise Co., Ltd.	4,000	18,213
First Financial Holding Co., Ltd.	81,391	53,470
Formosa Chemicals & Fibre Corp.	40,000	138,448
Formosa Petrochemical Corp.	33,000	128,081
Formosa Plastics Corp.	39,000	129,351
Foxconn Technology Co., Ltd.	6,000	17,178
Fubon Financial Holding Co., Ltd.	59,195	100,851
Hon Hai Precision Industry Co., Ltd.	121,500	388,689
Hotai Motor Co., Ltd.	3,000	35,687
Inventec Corp.	37,000	29,529
Lite-On Technology Corp.	30,000	40,930
Mega Financial Holding Co., Ltd.	88,941	71,880
Nan Ya Plastics Corp.	54,000	141,358
Novatek Microelectronics Corp.	8,000	30,512
Pegatron Corp.	25,680	62,132
Pou Chen Corp.	33,000	42,749
Powertech Technology, Inc.	7,000	20,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

Quanta Computer, Inc.	26,210	$54,519
Siliconware Precision Industries Co., Ltd.	18,000	30,425
SinoPac Financial Holdings Co., Ltd.	92,666	30,112
Taiwan Cement Corp.	31,000	37,971
Taiwan Mobile Co., Ltd.	16,800	60,689
United Microelectronics Corp.	88,000	41,991
Wistron Corp.	29,000	23,340
WPG Holdings Ltd.	15,000	19,860
Yuanta Financial Holding Co., Ltd.	103,000	47,765

Total Taiwan		2,514,167

Thailand - 0.4%
Advanced Info Service PCL NVDR	8,500	49,816
Glow Energy PCL NVDR	13,800	34,405
Intouch Holdings PCL NVDR	28,871	49,831
Krung Thai Bank PCL NVDR	34,200	20,149
Land & Houses PCL NVDR	142,500	45,911
PTT Exploration & Production PCL NVDR	17,000	52,163
PTT Global Chemical PCL NVDR	23,136	60,342
PTT PCL NVDR	2,500	33,753
Siam Commercial Bank PCL (The) NVDR	18,000	82,847

Total Thailand		429,217

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS	15,637	41,324
Ford Otomotiv Sanayi AS	3,622	57,555
Tupras Turkiye Petrol Rafinerileri AS	2,233	71,555
Turkcell Iletisim Hizmetleri AS	4,001	16,335

Total Turkey		186,769

United Kingdom - 7.8%
Admiral Group PLC	1,302	35,261
AstraZeneca PLC	5,730	396,942
Aviva PLC	15,620	107,023
BAE Systems PLC	18,336	142,127
Barratt Developments PLC	5,258	46,055
Berkeley Group Holdings PLC	1,125	63,872
BHP Billiton PLC	9,140	188,244
BP PLC	142,842	1,010,011
British American Tobacco PLC	7,643	518,814
BT Group PLC	54,408	199,972
Capita PLC	3,714	20,142
Centrica PLC	32,985	61,264
Direct Line Insurance Group PLC	4,743	24,490
Dixons Carphone PLC	8,902	23,964
easyJet PLC	2,568	50,857
Evraz PLC	8,461	38,915
G4S PLC	2,728	9,853
GlaxoSmithKline PLC	31,637	565,990
HSBC Holdings PLC	83,889	870,284
Imperial Brands PLC	5,518	236,325
Inmarsat PLC	4,297	28,529
Intu Properties PLC	5,628	19,262
ITV PLC	42,246	94,580
J Sainsbury PLC	15,987	52,206
Kingfisher PLC	5,542	25,317
Legal & General Group PLC	36,853	136,248
Lloyds Banking Group PLC	243,564	224,245
Man Group PLC	16,182	45,269
Marks & Spencer Group PLC	11,206	47,720
National Grid PLC	21,504	254,563
NEX Group PLC	4,086	33,523
Next PLC	549	33,605
Old Mutual PLC	22,830	71,557
Pearson PLC	5,547	55,227
Pennon Group PLC	2,579	27,317
Persimmon PLC	2,083	77,151
Rio Tinto PLC	6,926	369,332
Royal Dutch Shell PLC Class A	25,625	859,673
Royal Mail PLC	7,149	43,760
Severn Trent PLC	1,759	51,445
SSE PLC	7,346	131,172
Standard Life Aberdeen PLC	13,440	79,378
TalkTalk Telecom Group PLC(a)	8,288	17,030
Tate & Lyle PLC	2,150	20,446
Taylor Wimpey PLC	16,102	44,958
United Utilities Group PLC	5,495	61,660
Vedanta Resources PLC	1,414	15,388
Vodafone Group PLC	164,487	522,898
William Hill PLC	2,567	11,182

Total United Kingdom		8,065,046

United States - 52.1%
AbbVie, Inc.	10,602	1,025,319
Acadia Realty Trust	590	16,142
AES Corp.	6,312	68,359
Alexander’s, Inc.	29	11,480
Alexandria Real Estate Equities, Inc.	359	46,882
Alliant Energy Corp.	1,658	70,647
Altria Group, Inc.	17,184	1,227,109
Ameren Corp.	2,353	138,803
American Campus Communities, Inc.	876	35,942
American Eagle Outfitters, Inc.	1,981	37,243
American Electric Power Co., Inc.	4,078	300,018
AmTrust Financial Services, Inc.(a)	1,063	10,704
Apartment Investment & Management Co. Class A	641	28,018
Apple Hospitality REIT, Inc.	1,770	34,710
Archer-Daniels-Midland Co.	4,084	163,687
AT&T, Inc.	78,166	3,039,094
AvalonBay Communities, Inc.	659	117,572
Avangrid, Inc.	2,752	139,196
B&G Foods, Inc.(a)	1,182	41,547
BB&T Corp.	2,804	139,415
BGC Partners, Inc. Class A	1,301	19,658
Brandywine Realty Trust	3,169	57,644
Brixmor Property Group, Inc.	3,226	60,197
CA, Inc.	2,947	98,076
Camden Property Trust	852	78,435
Campbell Soup Co.	2,407	115,801
Cardinal Health, Inc.	1,772	108,570
CenterPoint Energy, Inc.	4,999	141,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

CenturyLink, Inc.	13,397	$223,462
CF Industries Holdings, Inc.	2,183	92,865
Chevron Corp.	16,332	2,044,603
Cinemark Holdings, Inc.	894	31,129
Cisco Systems, Inc.	38,216	1,463,673
CME Group, Inc.	3,017	440,633
CMS Energy Corp.	1,645	77,809
CNA Financial Corp.	2,181	115,702
Coca-Cola Co. (The)	32,119	1,473,620
Colony NorthStar, Inc. Class A	6,039	68,905
Columbia Property Trust, Inc.	1,442	33,094
Compass Minerals International, Inc.(a)	536	38,726
Consolidated Edison, Inc.	2,568	218,152
CoreCivic, Inc.	1,395	31,388
CoreSite Realty Corp.	82	9,340
Coty, Inc. Class A	4,869	96,844
Cracker Barrel Old Country Store, Inc.(a)	219	34,797
Crown Castle International Corp.	2,689	298,506
CubeSmart	1,343	38,840
CVR Energy, Inc.	1,321	49,194
Cypress Semiconductor Corp.	3,747	57,104
Darden Restaurants, Inc.	1,023	98,228
DDR Corp.	6,657	59,647
DiamondRock Hospitality Co.	980	11,064
Dominion Energy, Inc.	4,740	384,224
Domtar Corp.	566	28,028
DTE Energy Co.	1,279	139,999
Duke Energy Corp.	6,702	563,705
Edison International	1,539	97,326
Education Realty Trust, Inc.	588	20,533
Emerson Electric Co.	5,522	384,828
Entergy Corp.	2,225	181,093
EPR Properties	1,148	75,148
Equity Residential	1,674	106,751
Eversource Energy	2,160	136,469
Exelon Corp.	7,894	311,103
Extended Stay America, Inc.	2,502	47,538
Extra Space Storage, Inc.	811	70,922
Exxon Mobil Corp.	35,397	2,960,605
Fastenal Co.	1,506	82,363
Federal Realty Investment Trust	354	47,015
FirstEnergy Corp.	4,357	133,411
Flowers Foods, Inc.	1,836	35,453
Foot Locker, Inc.	1,321	61,929
Ford Motor Co.	44,355	553,994
GameStop Corp. Class A	1,845	33,118
Gaming and Leisure Properties, Inc.	1,953	72,261
Gap, Inc. (The)	3,056	104,087
General Electric Co.	85,827	1,497,681
General Mills, Inc.	5,173	306,707
General Motors Co.	12,691	520,204
Genuine Parts Co.	887	84,274
GEO Group, Inc. (The)	1,420	33,512
GGP, Inc.	6,221	145,509
Gramercy Property Trust	658	17,542
Great Plains Energy, Inc.	2,131	68,703
H&R Block, Inc.	1,764	46,252
Harley-Davidson, Inc.(a)	1,040	52,915
Hawaiian Electric Industries, Inc.	1,419	51,297
HCP, Inc.	5,491	143,205
Healthcare Realty Trust, Inc.	542	17,409
Healthcare Trust of America, Inc. Class A	918	27,577
Helmerich & Payne, Inc.(a)	1,489	96,249
Highwoods Properties, Inc.	1,079	54,932
HollyFrontier Corp.	2,098	107,460
Hospitality Properties Trust	2,260	67,461
Host Hotels & Resorts, Inc.	7,652	151,892
HP, Inc.	11,228	235,900
Hudson Pacific Properties, Inc.	370	12,673
Intel Corp.	28,899	1,333,978
International Business Machines Corp.	8,574	1,315,423
International Paper Co.	3,197	185,234
Interpublic Group of Cos., Inc. (The)	2,620	52,819
Iron Mountain, Inc.	2,883	108,776
J.M. Smucker Co. (The)	853	105,977
Kellogg Co.	2,880	195,782
Kennedy-Wilson Holdings, Inc.	694	12,041
Kimberly-Clark Corp.	2,482	299,478
Kimco Realty Corp.	4,537	82,347
Kinder Morgan, Inc.	13,749	248,444
Kohl’s Corp.	1,996	108,243
Kraft Heinz Co. (The)	8,783	682,966
L Brands, Inc.	3,807	229,258
Lamar Advertising Co. Class A	1,099	81,590
Las Vegas Sands Corp.	9,263	643,686
LaSalle Hotel Properties	1,217	34,161
Leggett & Platt, Inc.	930	44,389
Lexington Realty Trust	1,963	18,943
Liberty Property Trust	2,027	87,181
Life Storage, Inc.	415	36,964
Macerich Co. (The)	1,314	86,304
Macquarie Infrastructure Corp.	1,231	79,030
Macy’s, Inc.	5,276	132,902
Marathon Petroleum Corp.	4,012	264,712
Maxim Integrated Products, Inc.	1,831	95,725
MDU Resources Group, Inc.	1,788	48,061
Medical Properties Trust, Inc.	4,634	63,857
Merck & Co., Inc.	19,675	1,107,112
Mercury General Corp.	184	9,833
Meredith Corp.	274	18,098
MetLife, Inc.	6,949	351,341
Mid-America Apartment Communities, Inc.	533	53,599
Mosaic Co. (The)	3,905	100,202
Murphy Oil Corp.	2,411	74,862
National Fuel Gas Co.	463	25,423
National Health Investors, Inc.	293	22,086
National Retail Properties, Inc.	1,256	54,171
Navient Corp.	3,984	53,067
New York Community Bancorp, Inc.	5,806	75,594
Nordstrom, Inc.	1,332	63,110
NorthWestern Corp.	514	30,686
Nucor Corp.	2,317	147,315
Occidental Petroleum Corp.	7,972	587,218
OGE Energy Corp.	1,516	49,892
Old Republic International Corp.	3,402	72,735
Omega Healthcare Investors, Inc.(a)	2,581	71,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

Investments	Shares	Value

Omnicom Group, Inc.	1,362	$99,194
ONEOK, Inc.	2,726	145,705
Outfront Media, Inc.	2,087	48,418
PacWest Bancorp	1,231	62,042
Park Hotels & Resorts, Inc.	1,243	35,736
Pattern Energy Group, Inc.	852	18,309
Paychex, Inc.	2,617	178,165
PBF Energy, Inc. Class A	1,423	50,445
Pebblebrook Hotel Trust	192	7,137
People’s United Financial, Inc.	4,059	75,903
PepsiCo, Inc.	8,779	1,052,778
Pfizer, Inc.	50,069	1,813,499
Philip Morris International, Inc.	14,077	1,487,235
Phillips 66	3,558	359,892
Physicians Realty Trust	1,287	23,153
Piedmont Office Realty Trust, Inc. Class A	2,459	48,221
Pinnacle West Capital Corp.	1,120	95,402
Pitney Bowes, Inc.	2,086	23,321
PPL Corp.	6,777	209,748
Principal Financial Group, Inc.	1,473	103,935
ProAssurance Corp.	931	53,207
Procter & Gamble Co. (The)	18,915	1,737,910
Prologis, Inc.	3,779	243,783
Prudential Financial, Inc.	2,724	313,206
Public Service Enterprise Group, Inc.	4,157	214,086
Public Storage	1,100	229,900
QTS Realty Trust, Inc. Class A	148	8,016
QUALCOMM, Inc.	14,245	911,965
Rayonier, Inc.	1,546	48,900
Realty Income Corp.	2,026	115,523
Regal Entertainment Group Class A	1,591	36,609
Retail Opportunity Investments Corp.	813	16,219
Retail Properties of America, Inc. Class A	2,313	31,087
RLJ Lodging Trust	2,518	55,320
Ryman Hospitality Properties, Inc.	292	20,154
Sabra Health Care REIT, Inc.	809	15,185
Sabre Corp.	1,566	32,103
SCANA Corp.	1,645	65,438
Select Income REIT	1,018	25,582
SemGroup Corp. Class A	893	26,969
Sempra Energy	1,360	145,411
Senior Housing Properties Trust	4,291	82,173
Simon Property Group, Inc.	2,284	392,254
Six Flags Entertainment Corp.	803	53,456
SL Green Realty Corp.	412	41,583
South Jersey Industries, Inc.	940	29,356
Southern Co. (The)	9,160	440,504
Spirit Realty Capital, Inc.	6,537	56,087
STORE Capital Corp.	1,262	32,862
Sun Communities, Inc.	191	17,721
T. Rowe Price Group, Inc.	1,204	126,336
Tanger Factory Outlet Centers, Inc.(a)	1,314	34,834
Tapestry, Inc.	2,836	125,436
Targa Resources Corp.	3,217	155,767
Target Corp.	5,055	329,839
Taubman Centers, Inc.	723	47,306
TEGNA, Inc.	1,515	21,331
Tupperware Brands Corp.	714	44,768
UDR, Inc.	1,298	49,999
Umpqua Holdings Corp.	3,104	64,563
United Parcel Service, Inc. Class B	3,961	471,953
Uniti Group, Inc.(a)	3,846	68,420
Urban Edge Properties	630	16,059
Valero Energy Corp.	4,318	396,867
Vector Group Ltd.	2,088	46,729
Vectren Corp.	747	48,570
Ventas, Inc.	3,169	190,172
VEREIT, Inc.	10,285	80,120
Verizon Communications, Inc.	45,848	2,426,735
VF Corp.	2,091	154,734
Viacom, Inc. Class B	3,147	96,959
Vornado Realty Trust	897	70,127
W.P. Carey, Inc.	1,552	106,933
W.W. Grainger, Inc.	358	84,578
WEC Energy Group, Inc.	2,085	138,507
Weingarten Realty Investors	1,131	37,176
Wells Fargo & Co.	26,973	1,636,452
Welltower, Inc.	3,484	222,175
Westar Energy, Inc.	607	32,050
Western Union Co. (The)	3,284	62,429
WestRock Co.	1,580	99,872
Weyerhaeuser Co.	5,968	210,432
Williams Cos., Inc. (The)	8,148	248,433
Williams-Sonoma, Inc.(a)	625	32,313
Xcel Energy, Inc.	4,154	199,849
Xerox Corp.	1,706	49,730

Total United States		54,155,678

TOTAL COMMON STOCKS (Cost: $93,458,847)		103,343,776

EXCHANGE-TRADED FUNDS AND NOTES - 0.4%
United States - 0.4%
iPath MSCI India Index ETN*	3,863	341,180
WisdomTree International High Dividend Fund(a)(c)	479	21,263
WisdomTree U.S. High Dividend Fund(c)	97	7,065

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $349,491)		369,508

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $444,353)(e)	444,353	444,353

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $94,252,691)		104,157,637
Other Assets less Liabilities - (0.2)%		(171,514)

NET ASSETS - 100.0%		$103,986,123

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2017

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $776,379 and the total market value of the collateral held by the Fund was $888,607. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $444,254. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares
CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	1/3/2018	5,948	USD	4,400	GBP	$—	$(4)

CURRENCY LEGEND

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 101.1%

India - 101.1%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	1,250,499	$3,568,656

Air Freight & Logistics - 0.1%
Allcargo Logistics Ltd.	205,687	672,868
Transport Corp. of India Ltd.	94,711	430,393
Total Air Freight & Logistics		1,103,261
Airlines - 0.5%
InterGlobe Aviation Ltd.(a)	117,779	2,224,474
Jet Airways India Ltd.*	300,796	3,920,680
SpiceJet Ltd.*	1,051,159	2,403,614
Total Airlines		8,548,768
Auto Components - 1.7%
Apollo Tyres Ltd.	1,409,244	5,922,678
Balkrishna Industries Ltd.*	90,742	1,697,694
Balkrishna Industries Ltd.	89,628	1,676,852
Bharat Forge Ltd.	475,540	5,449,963
Bosch Ltd.	7,933	2,506,338
Ceat Ltd.	117,127	3,579,918
Exide Industries Ltd.	550,430	1,926,106
Igarashi Motors India Ltd.	21,233	285,690
JK Tyre & Industries Ltd.	499,442	1,155,342
Mahindra CIE Automotive Ltd.*	130,049	525,983
Motherson Sumi Systems Ltd.	753,452	4,476,858
Sundram Fasteners Ltd.	84,646	776,140
Tube Investments of India Ltd.	237,441	1,002,738
Total Auto Components		30,982,300
Automobiles - 5.9%
Bajaj Auto Ltd.	206,541	10,787,279
Hero MotoCorp Ltd.	250,911	14,879,727
Mahindra & Mahindra Ltd.	1,585,432	18,656,817
Maruti Suzuki India Ltd.	217,851	33,208,134
Tata Motors Ltd.*	3,785,988	25,615,588
TVS Motor Co., Ltd.	185,556	2,240,539
Total Automobiles		105,388,084
Banks - 9.6%
Axis Bank Ltd.	3,216,822	28,422,338
Bank of Baroda	1,297,838	3,266,581
Canara Bank	335,576	1,894,819
City Union Bank Ltd.	711,073	2,003,070
DCB Bank Ltd.	520,955	1,600,145
Federal Bank Ltd.	2,652,554	4,509,061
ICICI Bank Ltd.	10,865,233	53,451,618
IDFC Bank Ltd.	3,725,116	3,166,152
Indian Bank	488,859	2,885,170
IndusInd Bank Ltd.	570,484	14,737,708
Karnataka Bank Ltd. (The)	1,607,998	3,820,499
Karur Vysya Bank Ltd. (The)	849,358	1,666,047
Kotak Mahindra Bank Ltd.	1,189,578	18,827,491
Lakshmi Vilas Bank Ltd. (The)	270,415	627,237
Punjab National Bank*	718,824	1,930,303
RBL Bank Ltd.(a)	36,579	292,334
South Indian Bank Ltd. (The)	7,838,891	3,807,224
State Bank of India	508,004	2,466,499
Union Bank of India*	423,499	957,438
Vijaya Bank	1,415,871	1,516,193
Yes Bank Ltd.	3,986,965	19,685,747
Total Banks		171,533,674
Beverages - 0.2%
United Spirits Ltd.*	50,176	2,884,152
Biotechnology - 0.2%
Biocon Ltd.	371,516	3,127,422
Building Products - 0.1%
Kajaria Ceramics Ltd.	102,083	1,166,412
Somany Ceramics Ltd.	10,161	144,883
Total Building Products		1,311,295
Capital Markets - 0.7%
5Paisa Capital Ltd.*	13,933	82,089
Care Ratings Ltd.	53,204	1,110,593
CRISIL Ltd.	27,098	795,841
Edelweiss Financial Services Ltd.	981,476	4,566,972
IIFL Holdings Ltd.	334,823	3,501,799
JM Financial Ltd.	818,656	2,016,258
Motilal Oswal Financial Services Ltd.	6,404	149,847
Total Capital Markets		12,223,399
Chemicals - 2.7%
Aarti Industries	23,926	425,047
Advanced Enzyme Technologies Ltd.	29,366	127,650
Asian Paints Ltd.	347,752	6,311,867
Atul Ltd.	32,848	1,407,893
Berger Paints India Ltd.	241,783	1,036,984
Castrol India Ltd.*	236,061	714,535
Castrol India Ltd.	233,163	705,763
Chambal Fertilizers and Chemicals Ltd.	840,129	2,006,622
Coromandel International Ltd.	125,765	1,141,348
DCM Shriram Ltd.	168,599	1,472,096
Deepak Fertilisers & Petrochemicals Corp., Ltd.	67,593	451,820
Dhanuka Agritech Ltd.	64,209	737,582
EID Parry India Ltd.	217,441	1,264,226
Finolex Industries Ltd.	59,769	617,753
GHCL Ltd.	312,630	1,557,089
Godrej Industries Ltd.	173,818	1,651,513
Gujarat Alkalies & Chemicals Ltd.	106,487	1,243,843
Gujarat Fluorochemicals Ltd.	43,890	626,641
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	201,597	1,560,282
Gulf Oil Lubricants India Ltd.	45,001	696,157
I G Petrochemicals Ltd.	30,133	350,983
Jindal Poly Films Ltd.	86,356	564,455
Kansai Nerolac Paints Ltd.	259,148	2,333,966
PI Industries Ltd.	139,077	2,097,240
Pidilite Industries Ltd.	122,964	1,738,093
Rain Industries Ltd.	158,152	917,655
Rallis India Ltd.	219,646	912,102
Rashtriya Chemicals & Fertilizers Ltd.	555,370	838,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2017

Investments	Shares	Value

SH Kelkar & Co., Ltd.(a)	186,624	$872,778
Supreme Industries Ltd.	66,412	1,346,917
Supreme Petrochem Ltd.	71,272	426,666
UPL Ltd.	864,739	10,333,108
Total Chemicals		48,489,461
Communications Equipment - 0.0%
Sterlite Technologies Ltd.	189,462	868,389
Construction & Engineering - 1.3%
Engineers India Ltd.	167,224	522,153
IRB Infrastructure Developers Ltd.	787,089	2,934,898
ITD Cementation India Ltd.	210,057	717,276
J Kumar Infraprojects Ltd.	92,113	433,019
Kalpataru Power Transmission Ltd.	64,962	481,051
Larsen & Toubro Ltd.	732,786	14,445,623
PNC Infratech Ltd.	120,673	384,928
Voltas Ltd.	368,391	3,785,635
Total Construction & Engineering		23,704,583
Construction Materials - 2.0%
ACC Ltd.	91,035	2,507,946
Ambuja Cements Ltd.	1,090,968	4,650,000
Birla Corp., Ltd.	37,504	677,161
Dalmia Bharat Ltd.	6,507	327,050
Grasim Industries Ltd.	730,505	13,341,995
HeidelbergCement India Ltd.	75,121	180,189
India Cements Ltd. (The)	45,759	131,518
JK Cement Ltd.	33,283	579,177
JK Lakshmi Cement Ltd.	21,487	148,089
Ramco Cements Ltd. (The)	160,123	1,970,822
Ramco Industries Ltd.	126,161	574,200
Shree Cement Ltd.	9,319	2,638,930
UltraTech Cement Ltd.	113,001	7,649,244
Total Construction Materials		35,376,321
Consumer Finance - 1.8%
Bajaj Finance Ltd.	236,343	6,504,779
Cholamandalam Investment and Finance Co., Ltd.	57,584	1,172,430
Mahindra & Mahindra Financial Services Ltd.	580,812	4,305,075
Manappuram Finance Ltd.	1,681,772	3,251,430
Muthoot Finance Ltd.	253,645	1,886,218
Repco Home Finance Ltd.	36,961	396,812
Shriram City Union Finance Ltd.	84,286	2,782,220
Shriram Transport Finance Co., Ltd.	428,493	9,945,079
Sundaram Finance Ltd.	43,981	1,294,297
Total Consumer Finance		31,538,340
Containers & Packaging - 0.1%
HSIL Ltd.	95,701	757,556
Nilkamal Ltd.	14,407	414,700
Time Technoplast Ltd.	134,445	437,390
Uflex Ltd.	141,119	1,076,177
Total Containers & Packaging		2,685,823
Diversified Financial Services - 2.5%
Bajaj Holdings & Investment Ltd.	101,173	4,545,038
IDFC Ltd.	2,671,889	2,633,063
L&T Finance Holdings Ltd.	1,296,003	3,533,031
Power Finance Corp., Ltd.	3,524,332	6,722,610
Reliance Capital Ltd.	299,245	2,715,252
Rural Electrification Corp., Ltd.	8,929,537	21,789,595
Srei Infrastructure Finance Ltd.	545,920	854,450
TI Financial Holdings Ltd.	233,973	2,519,441
Total Diversified Financial Services		45,312,480
Diversified Telecommunication Services - 0.6%
Bharti Infratel Ltd.	1,171,920	6,954,129
Himachal Futuristic Communications Ltd.*	5,197,334	2,332,907
Tata Communications Ltd.	155,439	1,659,778
Total Diversified Telecommunication Services		10,946,814
Electric Utilities - 2.3%
Adani Transmission Ltd.*	1,201,696	4,220,127
CESC Ltd.	202,815	3,330,071
Power Grid Corp. of India Ltd.	6,041,177	18,962,827
Reliance Infrastructure Ltd.	955,357	8,289,914
Tata Power Co., Ltd. (The)	2,222,535	3,255,760
Torrent Power Ltd.	552,024	2,449,740
Total Electric Utilities		40,508,439
Electrical Equipment - 0.6%
ABB India Ltd.	41,528	912,767
Amara Raja Batteries Ltd.	74,494	980,610
Bharat Heavy Electricals Ltd.	247,966	359,357
Finolex Cables Ltd.	79,642	882,797
Havells India Ltd.	451,768	3,980,994
Suzlon Energy Ltd.*	13,923,746	3,392,178
Total Electrical Equipment		10,508,703
Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	886,452	2,424,888
Food Products - 0.7%
Balrampur Chini Mills Ltd.	619,407	1,284,861
Britannia Industries Ltd.	33,880	2,499,697
Kaveri Seed Co., Ltd.	113,393	972,930
KRBL Ltd.	386,296	3,632,826
Nestle India Ltd.	27,393	3,377,973
Tata Global Beverages Ltd.	296,151	1,468,053
Total Food Products		13,236,340
Gas Utilities - 0.9%
GAIL India Ltd.	1,084,965	8,493,248
Gujarat Gas Ltd.	32,875	432,934
Gujarat State Petronet Ltd.	953,193	3,397,460
Indraprastha Gas Ltd.	690,224	3,631,306
Total Gas Utilities		15,954,948
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	108,496	2,047,957
Dr Lal PathLabs Ltd.(a)	28,450	392,824
Fortis Healthcare Ltd.*	271,056	681,382

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2017

Investments	Shares	Value

Thyrocare Technologies Ltd.(a)	12,800	$140,198
Total Health Care Providers & Services		3,262,361
Hotels, Restaurants & Leisure - 0.0%
Cox & Kings Ltd.	165,843	706,737
EIH Ltd.	57,255	130,159
Praxis Home Retail Ltd.*†	2,974	839
Total Hotels, Restaurants & Leisure		837,735
Household Durables - 0.2%
Crompton Greaves Consumer Electricals Ltd.	476,707	2,057,620
Whirlpool of India Ltd.	58,975	1,471,615
Total Household Durables		3,529,235
Household Products - 1.0%
Hindustan Unilever Ltd.	837,814	17,954,704
Jyothy Laboratories Ltd.	51,145	306,257
Total Household Products		18,260,961
Independent Power & Renewable Electricity Producers - 2.3%
JSW Energy Ltd.	2,336,181	3,381,977
NHPC Ltd.	12,310,117	6,297,056
NLC India Ltd.	655,263	1,125,171
NTPC Ltd.	8,768,629	24,316,279
PTC India Ltd.	1,663,493	3,093,598
Reliance Power Ltd.*	4,784,990	3,767,118
Total Independent Power & Renewable Electricity Producers		41,981,199
Industrial Conglomerates - 0.3%
Nava Bharat Ventures Ltd.	255,624	586,921
Siemens Ltd.	255,064	4,947,428
Total Industrial Conglomerates		5,534,349
Insurance - 0.5%
Bajaj Finserv Ltd.	78,751	6,453,319
ICICI Prudential Life Insurance Co., Ltd.(a)	104,989	630,979
Max Financial Services Ltd.*	140,560	1,304,795
Total Insurance		8,389,093
IT Services - 16.1%
HCL Technologies Ltd.	2,308,212	32,203,404
Hexaware Technologies Ltd.	418,007	2,230,921
Infosys Ltd.	8,076,182	131,852,030
Mindtree Ltd.	575,376	5,520,509
Mphasis Ltd.	390,794	4,442,907
Persistent Systems Ltd.	122,327	1,376,065
Polaris Consulting & Services Ltd.*	9,580	58,926
Sonata Software Ltd.	59,976	261,648
Tata Consultancy Services Ltd.	1,534,488	64,940,018
Tech Mahindra Ltd.	2,057,135	16,245,331
Vakrangee Ltd.*	576,512	3,795,843
Vakrangee Ltd.	569,432	3,749,227
Wipro Ltd.	4,226,320	20,807,976
Total IT Services		287,484,805
Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	248,123	4,269,726
Syngene International Ltd.(a)	24,167	204,971
Total Life Sciences Tools & Services		4,474,697
Machinery - 1.3%
AIA Engineering Ltd.	97,848	2,376,697
Ashok Leyland Ltd.	2,973,013	5,547,544
Cummins India Ltd.	169,523	2,395,406
Eicher Motors Ltd.	12,574	5,977,139
Escorts Ltd.	221,574	2,733,594
Force Motors Ltd.	8,693	502,765
Greaves Cotton Ltd.	212,210	455,822
Jain Irrigation Systems Ltd.	615,744	1,213,110
SML ISUZU Ltd.	38,707	553,399
Thermax Ltd.	47,878	917,954
Timken India Ltd.	30,590	421,725
Total Machinery		23,095,155
Marine - 0.1%

Shipping Corp. of India Ltd.*	971,051	1,439,214

Media - 1.0%
Eros International Media Ltd.*	138,738	432,554
Jagran Prakashan Ltd.	340,101	947,663
Sun TV Network Ltd.	273,324	4,240,050
TV Today Network Ltd.	105,811	714,497
Zee Entertainment Enterprises Ltd.	1,311,354	11,953,245
Total Media		18,288,009
Metals & Mining - 3.4%
Gallantt Ispat Ltd.	45,942	131,972
Hindalco Industries Ltd.	1,518,157	6,506,472
Hindustan Zinc Ltd.	1,354,919	6,556,214
Indian Metals & Ferro Alloys Ltd.	47,167	508,970
Jindal Saw Ltd.	124,375	272,513
JSW Steel Ltd.	3,231,439	13,659,351
Kalyani Steels Ltd.	44,374	278,330
National Aluminium Co., Ltd.	2,548,571	3,433,898
NMDC Ltd.	3,026,096	6,533,172
Sarda Energy & Minerals Ltd.	36,621	287,936
Skipper Ltd.	66,287	280,768
Srikalahasthi Pipes Ltd.	67,227	421,884
Tata Metaliks Ltd.	14,402	199,499
Vedanta Ltd.	4,327,685	22,368,153
Total Metals & Mining		61,439,132
Multiline Retail - 0.0%
Future Retail Ltd.*	56,165	461,842
Oil, Gas & Consumable Fuels - 19.1%
Aegis Logistics Ltd.	193,300	868,567
Bharat Petroleum Corp., Ltd.	3,956,648	32,092,071
Chennai Petroleum Corp., Ltd.	449,436	3,017,951
Coal India Ltd.	4,034,951	16,622,778
Great Eastern Shipping Co., Ltd. (The)	299,313	1,872,714
Hindustan Petroleum Corp., Ltd.	4,538,622	29,765,652
Indian Oil Corp., Ltd.	5,769,524	35,121,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2017

Investments	Shares	Value

Mangalore Refinery & Petrochemicals Ltd.	1,357,876	$2,741,174
Oil & Natural Gas Corp., Ltd.	15,749,807	48,166,736
Oil India Ltd.	1,043,704	6,074,749
Petronet LNG Ltd.	1,159,978	4,629,735
Reliance Industries Ltd.	11,136,811	160,707,528
Total Oil, Gas & Consumable Fuels		341,681,641
Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	142,875	759,396
JK Paper Ltd.	165,236	354,535
Tamil Nadu Newsprint & Papers Ltd.	128,549	900,865
Total Paper & Forest Products		2,014,796
Personal Products - 1.0%
Bajaj Corp., Ltd.	120,334	901,739
Colgate-Palmolive India Ltd.	100,206	1,726,945
Dabur India Ltd.	819,862	4,491,884
Emami Ltd.	48,739	1,015,748
Godrej Consumer Products Ltd.	391,872	6,136,171
Marico Ltd.	594,370	3,003,162
Total Personal Products		17,275,649
Pharmaceuticals - 5.4%
Ajanta Pharma Ltd.	62,563	1,461,903
Alkem Laboratories Ltd.	51,977	1,793,085
Aurobindo Pharma Ltd.	827,020	8,913,844
Bliss Gvs Pharma Ltd.	111,059	368,877
Cadila Healthcare Ltd.	601,593	4,085,865
Cipla Ltd.	642,153	6,121,971
Dr. Reddy’s Laboratories Ltd.	134,611	5,091,502
Glenmark Pharmaceuticals Ltd.	419,636	3,910,203
Granules India Ltd.	166,035	357,550
Ipca Laboratories Ltd.	55,672	521,853
JB Chemicals & Pharmaceuticals Ltd.	172,127	907,188
Jubilant Life Sciences Ltd.	200,955	2,481,890
Laurus Labs Ltd.(a)	25,744	218,972
Lupin Ltd.	772,543	10,712,903
Natco Pharma Ltd.	159,322	2,400,532
Piramal Enterprises Ltd.	132,905	5,970,340
Shilpa Medicare Ltd.	23,575	228,668
Strides Shasun Ltd.	90,838	1,171,206
Sun Pharmaceutical Industries Ltd.	3,986,131	35,669,245
Suven Life Sciences Ltd.	135,728	432,526
Torrent Pharmaceuticals Ltd.	147,697	3,282,528
Total Pharmaceuticals		96,102,651
Real Estate Management & Development - 0.5%
Anant Raj Ltd.	222,324	249,745
DLF Ltd.	457,118	1,857,406
Godrej Properties Ltd.*	57,560	624,545
Housing Development & Infrastructure Ltd.*	1,202,566	1,235,019
Mahindra Lifespace Developers Ltd.	26,252	188,888
Oberoi Realty Ltd.	151,091	1,139,086
Phoenix Mills Ltd. (The)	16,194	159,067
Prestige Estates Projects Ltd.	291,859	1,454,779
Sobha Ltd.	153,023	1,484,019
Sunteck Realty Ltd.	51,878	339,785
Total Real Estate Management & Development		8,732,339
Road & Rail - 0.1%
Container Corp. of India Ltd.	101,795	2,199,850
VRL Logistics Ltd.	76,455	517,047
Total Road & Rail		2,716,897
Software - 0.6%
8K Miles Software Services Ltd.	36,533	519,741
KPIT Technologies Ltd.	1,000,775	2,834,046
NIIT Technologies Ltd.	267,328	2,701,656
Oracle Financial Services Software Ltd.	56,921	3,654,618
TAKE Solutions Ltd.	79,667	201,141
Tata Elxsi Ltd.	31,995	489,819
Total Software		10,401,021
Specialty Retail - 0.2%
PC Jeweller Ltd.	473,927	3,391,425
Textiles, Apparel & Luxury Goods - 0.9%
Arvind Ltd.	495,881	3,502,302
Himatsingka Seide Ltd.	70,294	439,809
KPR Mill Ltd.	39,829	500,674
Sintex Industries Ltd.	3,444,068	1,470,383
SRF Ltd.	22,555	700,105
Titan Co., Ltd.	294,978	3,965,930
Trident Ltd.	601,598	842,628
Vardhman Textiles Ltd.	118,417	2,558,134
Welspun India Ltd.	2,048,811	2,291,882

Total Textiles, Apparel & Luxury Goods		16,271,847
Thrifts & Mortgage Finance - 8.1%
Can Fin Homes Ltd.	14,399	106,671
Dewan Housing Finance Corp., Ltd.	1,407,172	12,846,487
Housing Development Finance Corp., Ltd.	3,871,732	103,751,681
Indiabulls Housing Finance Ltd.	1,063,717	19,941,933
LIC Housing Finance Ltd.	937,873	8,279,996
Total Thrifts & Mortgage Finance		144,926,768
Tobacco - 1.4%
ITC Ltd.	5,956,858	24,568,452
Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	1,954,535	5,093,994
Transportation Infrastructure - 1.0%
Adani Ports & Special Economic Zone Ltd.	2,531,856	16,090,985
Gateway Distriparks Ltd.	152,768	564,017
Gujarat Pipavav Port Ltd.	178,968	382,737
Total Transportation Infrastructure		17,037,739
Water Utilities - 0.0%
VA Tech Wabag Ltd.	34,198	327,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2017

Investments	Shares	Value

Wireless Telecommunication Services - 1.0%
Bharti Airtel Ltd.	2,176,013	$18,056,876

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $1,248,981,420)		1,809,303,601
Other Assets less Liabilities - (1.1)%		(19,483,770)

NET ASSETS - 100.0%		$1,789,819,831

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $839, which represents less than 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.4%

Australia - 6.3%
BHP Billiton Ltd.	94,237	$2,179,530
Rio Tinto Ltd.	41,095	2,436,720
Telstra Corp., Ltd.	1,179,736	3,349,512
Wesfarmers Ltd.	83,095	2,886,978
Woodside Petroleum Ltd.	83,439	2,158,861

Total Australia		13,011,601

Austria - 0.8%
OMV AG	25,848	1,639,753

Belgium - 0.9%
Anheuser-Busch InBev S.A.	16,507	1,845,987

China - 1.3%
CNOOC Ltd.	1,931,000	2,771,522

Denmark - 0.9%
Novo Nordisk A/S Class B	34,045	1,836,664

Finland - 2.6%
Kone Oyj Class B	37,599	2,021,767
Nokia Oyj	255,156	1,193,088
UPM-Kymmene Oyj	70,938	2,207,075

Total Finland		5,421,930

France - 13.0%
Air Liquide S.A.	11,581	1,460,874
Bouygues S.A.	52,980	2,755,313
Capgemini SE	8,714	1,034,763
Carrefour S.A.	64,345	1,393,869
Cie Generale des Etablissements Michelin	11,881	1,705,585
Electricite de France S.A.	400,831	5,015,333
Engie S.A.	256,215	4,410,350
Orange S.A.	122,051	2,121,440
Renault S.A.	21,805	2,197,053
Sanofi	19,154	1,652,559
TOTAL S.A.	56,155	3,104,857

Total France		26,851,996

Germany - 7.6%
BASF SE	20,288	2,234,955
Bayerische Motoren Werke AG	24,070	2,509,670
Daimler AG Registered Shares	37,164	3,159,559
Evonik Industries AG	60,991	2,297,477
Innogy SE(a)	59,358	2,328,979
Telefonica Deutschland Holding AG	619,752	3,115,214

Total Germany		15,645,854

Israel - 0.8%
Teva Pharmaceutical Industries Ltd.	88,386	1,671,407

Italy - 5.7%
Atlantia SpA	73,152	2,311,974
Enel SpA	519,631	3,200,982
Eni SpA	197,905	3,279,492
Snam SpA	593,545	2,907,934

Total Italy		11,700,382

Japan - 16.7%
Bridgestone Corp.	38,000	1,766,924
Canon, Inc.	61,800	2,304,128
Daiichi Sankyo Co., Ltd.	71,400	1,861,534
Eisai Co., Ltd.	25,500	1,452,357
FUJIFILM Holdings Corp.	25,900	1,058,762
Hitachi Ltd.	175,000	1,363,804
Honda Motor Co., Ltd.	57,500	1,971,283
ITOCHU Corp.	130,200	2,430,631
Japan Tobacco, Inc.	46,300	1,492,368
Mitsubishi Corp.	95,200	2,630,782
Mitsui & Co., Ltd.	147,900	2,405,262
Nissan Motor Co., Ltd.	257,000	2,563,156
Subaru Corp.	61,900	1,968,821
Sumitomo Corp.	149,100	2,534,634
Takeda Pharmaceutical Co., Ltd.	34,400	1,954,677
Tokyo Electron Ltd.	7,800	1,412,517
Toyota Motor Corp.	36,845	2,359,192
Yahoo Japan Corp.	217,200	996,825

Total Japan		34,527,657

Netherlands - 0.8%
Koninklijke Ahold Delhaize N.V.	73,129	1,610,057
Steinhoff International Holdings N.V.	331,727	126,273

Total Netherlands		1,736,330

Norway - 3.6%
Statoil ASA	160,949	3,447,495
Telenor ASA	188,975	4,063,978

Total Norway		7,511,473

Singapore - 1.2%
Singapore Telecommunications Ltd.	919,200	2,455,510

Spain - 9.0%
Abertis Infraestructuras S.A.	134,334	2,992,269
Amadeus IT Group S.A.	16,898	1,219,699
Endesa S.A.	131,156	2,812,022
Ferrovial S.A.	89,505	2,034,014
Gas Natural SDG S.A.	99,504	2,300,075
Iberdrola S.A.	277,956	2,156,152
Repsol S.A.	136,434	2,415,673
Telefonica S.A.	262,501	2,561,092

Total Spain		18,490,996

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson Class B	121,314	797,894
Telia Co. AB	760,335	3,394,229

Total Sweden		4,192,123

Switzerland - 7.1%
Givaudan S.A. Registered Shares	749	1,730,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2017

Investments	Shares	Value

Kuehne + Nagel International AG Registered Shares	11,612	$2,055,485
LafargeHolcim Ltd. Registered Shares*	32,163	1,813,604
Nestle S.A. Registered Shares	18,433	1,585,106
Novartis AG Registered Shares	23,200	1,961,703
Roche Holding AG Genusschein	6,531	1,652,018
STMicroelectronics N.V.	45,968	1,004,611
Swisscom AG Registered Shares	5,426	2,886,999

Total Switzerland		14,690,411

United Kingdom - 19.1%
AstraZeneca PLC	33,264	2,304,341
BHP Billiton PLC	127,277	2,621,348
BP PLC	582,895	4,121,547
British American Tobacco PLC	23,982	1,627,922
BT Group PLC	673,058	2,473,772
Centrica PLC	1,262,920	2,345,653
GlaxoSmithKline PLC	120,807	2,161,251
Imperial Brands PLC	52,464	2,246,931
National Grid PLC	174,200	2,062,165
Rio Tinto PLC	57,836	3,084,128
Royal Dutch Shell PLC Class A	146,387	4,911,020
SSE PLC	178,220	3,182,349
Unilever N.V. CVA	25,551	1,440,657
Unilever PLC	26,264	1,465,733
Vodafone Group PLC	1,108,040	3,522,417

Total United Kingdom		39,571,234

TOTAL COMMON STOCKS (Cost: $209,323,748)		205,572,830

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund(b)(c) (Cost: $300,703)	6,666	337,500

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $660,624)(e)	660,624	660,624

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $210,285,075)		206,570,954
Other Assets less Liabilities - 0.1%		180,879

NET ASSETS - 100.0%		$206,751,833

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $337,500 and the total market value of the collateral held by the Fund was $660,624. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	1/3/2018	80,440	USD	67,000	EUR	$—	$(13)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Australia - 7.3%
Adelaide Brighton Ltd.(a)	86,814	$442,718
AGL Energy Ltd.	37,431	713,179
Alumina Ltd.	245,794	467,162
Amcor Ltd.	69,717	840,840
AMP Ltd.	231,359	939,169
APN Outdoor Group Ltd.	86,933	335,214
Aristocrat Leisure Ltd.	21,607	400,528
ASX Ltd.	14,922	640,284
Aurizon Holdings Ltd.	182,657	708,611
Australia & New Zealand Banking Group Ltd.	220,976	4,967,318
Bank of Queensland Ltd.	66,862	665,207
Bendigo & Adelaide Bank Ltd.	46,560	424,985
BHP Billiton Ltd.	143,645	3,322,247
Boral Ltd.	63,833	388,931
Brambles Ltd.	78,731	620,105
Cabcharge Australia Ltd.(a)	302,753	461,757
Caltex Australia Ltd.	17,214	458,447
carsales.com Ltd.	42,398	480,512
CIMIC Group Ltd.	14,828	596,703
Cleanaway Waste Management Ltd.	201,499	236,404
Coca-Cola Amatil Ltd.	69,338	461,520
Cochlear Ltd.	3,802	509,193
Commonwealth Bank of Australia	117,115	7,359,265
Crown Resorts Ltd.	70,014	712,994
CSL Ltd.	12,372	1,367,326
Flight Centre Travel Group Ltd.(a)	9,832	340,210
Fortescue Metals Group Ltd.	325,264	1,241,498
Harvey Norman Holdings Ltd.(a)	178,370	581,766
Healthscope Ltd.	217,627	357,456
Insurance Australia Group Ltd.	155,968	883,210
IRESS Ltd.	35,031	317,286
JB Hi-Fi Ltd.(a)	24,642	480,687
Link Administration Holdings Ltd.	68,896	454,806
Macquarie Group Ltd.	25,329	1,973,778
Magellan Financial Group Ltd.	11,274	237,732
Medibank Pvt Ltd.	183,336	471,774
National Australia Bank Ltd.	232,910	5,386,784
Newcrest Mining Ltd.	19,011	339,321
Perpetual Ltd.	9,673	365,803
Premier Investments Ltd.	32,482	377,276
Qantas Airways Ltd.	124,407	490,417
QBE Insurance Group Ltd.	85,332	712,809
Ramsay Health Care Ltd.	8,536	468,152
REA Group Ltd.	7,851	470,682
Rio Tinto Ltd.	26,875	1,593,548
Sonic Healthcare Ltd.	34,927	624,493
South32 Ltd.	219,647	599,571
Star Entertainment Grp Ltd. (The)	107,568	511,537
Suncorp Group Ltd.	101,503	1,100,353
Tabcorp Holdings Ltd.	240,609	1,050,115
Telstra Corp., Ltd.	1,293,254	3,671,813
Treasury Wine Estates Ltd.	45,477	567,695
Wesfarmers Ltd.	88,624	3,079,073
Westpac Banking Corp.	266,965	6,546,090
Woodside Petroleum Ltd.	45,078	1,166,327
Woolworths Group Ltd.	47,705	1,018,630

Total Australia		66,001,311

Austria - 0.4%
Andritz AG	10,441	590,331
Erste Group Bank AG*	23,706	1,027,771
Oesterreichische Post AG	14,229	639,365
OMV AG	17,169	1,089,172

Total Austria		3,346,639

Belgium - 1.9%
Ageas	14,991	732,919
Anheuser-Busch InBev S.A.	94,009	10,513,076
Bekaert S.A.	5,883	257,459
Euronav N.V.	72,297	667,081
KBC Group N.V.	22,462	1,918,005
Proximus SADP	27,479	902,462
Solvay S.A.	5,225	727,177
UCB S.A.	6,399	508,522
Umicore S.A.	17,970	851,375

Total Belgium		17,078,076

China - 2.5%
Beijing Enterprises Holdings Ltd.	59,500	353,165
China Mobile Ltd.	1,042,481	10,568,434
China Overseas Land & Investment Ltd.	473,175	1,522,310
China Power International Development Ltd.	1,759,866	461,505
China Resources Power Holdings Co., Ltd.	466,000	867,942
CITIC Ltd.	1,192,000	1,720,000
CNOOC Ltd.	2,805,700	4,026,960
Fosun International Ltd.	298,487	661,327
Guangdong Investment Ltd.	478,000	639,592
Lenovo Group Ltd.	1,057,003	596,291
Shenzhen Investment Ltd.	870,000	360,585
Sino-Ocean Group Holding Ltd.	844,000	581,935
Sun Art Retail Group Ltd.	658,000	695,263

Total China		23,055,309

Denmark - 1.4%
AP Moller - Maersk A/S Class B	276	482,524
Carlsberg A/S Class B	3,525	423,541
Chr Hansen Holding A/S	8,130	763,122
Coloplast A/S Class B	8,840	703,590
Danske Bank A/S	46,610	1,816,169
FLSmidth & Co. A/S	5,302	308,950
Jyske Bank A/S Registered Shares	3,179	181,089
Novo Nordisk A/S Class B	83,564	4,508,122
Novozymes A/S Class B	9,069	518,508
Orsted A/S(b)	11,572	632,126
Pandora A/S	3,143	342,413
SimCorp A/S	4,347	247,693
Spar Nord Bank A/S	19,450	226,170
Sydbank A/S	8,421	339,399
Tryg A/S	27,735	694,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

Vestas Wind Systems A/S	6,714	$464,319

Total Denmark		12,651,960

Finland - 1.5%
Aktia Bank Oyj	19,412	212,353
Amer Sports Oyj*	8,350	231,516
Cargotec Oyj Class B	2,812	159,378
Cramo Oyj	5,585	132,520
Elisa Oyj	19,178	753,507
Fortum Oyj	108,934	2,158,331
Kemira Oyj	13,183	182,047
Kesko Oyj Class B	8,596	467,074
Kone Oyj Class B	23,768	1,278,049
Metsa Board Oyj	21,981	188,591
Metso Oyj	11,115	379,986
Neste Oyj	15,816	1,013,216
Nokia Oyj	283,251	1,324,458
Nokian Renkaat Oyj	9,004	408,694
Sampo Oyj Class A	28,764	1,581,924
Sanoma Oyj	18,533	241,906
Stora Enso Oyj Class R	33,005	523,940
Technopolis Oyj	62,203	312,218
UPM-Kymmene Oyj	39,515	1,229,420
Uponor Oyj	10,375	209,050
Valmet Oyj	8,665	171,057

Total Finland		13,159,235

France - 11.1%
Accor S.A.	14,168	731,556
Aeroports de Paris	4,898	932,221
Air Liquide S.A.	14,287	1,802,220
Airbus SE	21,652	2,157,977
Amundi S.A.(b)	7,988	677,674
Atos SE	2,794	407,134
AXA S.A.	154,564	4,590,828
BNP Paribas S.A.	70,182	5,246,091
Bourbon Corp.(a)	23,265	195,556
Bouygues S.A.	25,026	1,301,519
Capgemini SE	7,190	853,792
Carrefour S.A.	34,914	756,322
Casino Guichard Perrachon S.A.	12,727	772,687
Christian Dior SE	4,297	1,571,429
Cie de Saint-Gobain	26,506	1,463,470
Cie Generale des Etablissements Michelin	8,131	1,167,251
Cie Plastic Omnium S.A.	5,474	249,091
CNP Assurances	39,852	921,434
Coface S.A.	22,251	238,173
Credit Agricole S.A.	172,963	2,866,177
Danone S.A.	25,053	2,104,351
Edenred	16,143	468,718
Eiffage S.A.	4,841	530,966
Electricite de France S.A.	334,909	4,190,495
Elior Group S.A.(b)	6,462	133,659
Elis S.A.	10,134	280,067
Engie S.A.	262,779	4,523,339
Essilor International Cie Generale d’Optique S.A.	5,106	704,791
Eurazeo S.A.	3,646	337,115
Eutelsat Communications S.A.	18,524	429,191
Fonciere Des Regions	3,542	401,846
Hermes International	1,311	702,509
ICADE	4,204	413,596
Imerys S.A.	2,873	270,955
Kering	3,807	1,796,578
Klepierre S.A.	16,305	717,866
Korian S.A.	4,537	160,417
L’Oreal S.A.	15,006	3,332,652
Lagardere SCA	14,659	470,516
Legrand S.A.	6,859	528,687
LVMH Moet Hennessy Louis Vuitton SE	13,782	4,061,230
Manitou BF S.A.	6,279	229,965
Metropole Television S.A.	20,547	531,330
Natixis S.A.	230,125	1,822,700
Nexity S.A.*	7,375	439,430
Orange S.A.	149,888	2,605,291
Pernod Ricard S.A.	7,402	1,172,814
Peugeot S.A.	30,901	629,131
Publicis Groupe S.A.	11,260	765,965
Rallye S.A.	14,782	263,236
Remy Cointreau S.A.	3,158	437,991
Renault S.A.	15,366	1,548,265
Safran S.A.	12,393	1,278,471
Sanofi	68,494	5,909,491
Schneider Electric SE*	26,085	2,219,539
SCOR SE	20,106	809,887
SEB S.A.	1,033	191,584
Societe Generale S.A.	51,688	2,671,983
Sodexo S.A.	6,465	869,864
SPIE S.A.	10,324	269,078
Suez	33,737	594,100
Tarkett S.A.	3,482	146,258
Thales S.A.	8,004	863,855
TOTAL S.A.	200,600	11,091,344
Unibail-Rodamco SE	4,790	1,207,885
Valeo S.A.	10,140	758,207
Veolia Environnement S.A.	39,600	1,011,662
Vicat S.A.	2,336	184,545
Vinci S.A.	29,094	2,974,807
Vivendi S.A.	45,714	1,230,710
Wendel S.A.	2,135	370,199

Total France		100,561,733

Germany - 8.2%
Aareal Bank AG	12,602	570,949
adidas AG	4,344	871,901
Allianz SE Registered Shares	27,212	6,257,488
AURELIUS Equity Opportunities SE & Co. KGaA(a)	5,187	354,778
Aurubis AG	2,266	211,096
Axel Springer SE	8,505	665,160
BASF SE	48,803	5,376,207
Bayer AG Registered Shares	30,007	3,747,371
Bayerische Motoren Werke AG	36,218	3,776,287
Beiersdorf AG	5,280	620,708
Brenntag AG	6,840	433,425
CECONOMY AG	15,143	229,206
Continental AG	5,630	1,521,452
Covestro AG(b)	5,842	603,507
Daimler AG Registered Shares	78,354	6,661,395
Deutsche Bank AG Registered Shares	36,402	693,921
Deutsche Boerse AG	7,334	852,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

Deutsche Lufthansa AG Registered Shares	18,564	$684,800
Deutsche Post AG Registered Shares	60,634	2,894,170
Deutsche Telekom AG Registered Shares	246,792	4,384,467
Deutsche Wohnen SE Bearer Shares	11,278	493,764
Duerr AG	2,859	365,796
E.ON SE	77,003	837,827
Evonik Industries AG	22,122	833,316
Fielmann AG	6,157	543,557
Fraport AG Frankfurt Airport Services Worldwide	4,920	542,703
Freenet AG	19,760	731,291
Fresenius Medical Care AG & Co. KGaA	6,806	717,395
Fresenius SE & Co. KGaA	10,944	855,121
Hannover Rueck SE	8,119	1,022,701
HeidelbergCement AG	5,238	567,654
Hella GmbH & Co. KGaA	3,591	222,374
Henkel AG & Co. KGaA	4,947	594,036
Hugo Boss AG	4,327	368,594
Indus Holding AG	6,560	468,696
Infineon Technologies AG	29,942	821,018
Innogy SE(b)	34,058	1,336,305
KION Group AG	3,351	289,639
LANXESS AG	2,585	205,769
LEG Immobilien AG	3,372	385,839
Leoni AG	3,189	238,913
Linde AG*	6,023	1,407,790
MAN SE	3,845	440,469
Merck KGaA	4,927	530,992
MTU Aero Engines AG	3,261	585,022
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,495	2,060,839
ProSiebenSat.1 Media SE	22,095	761,592
Rheinmetall AG	2,506	318,524
SAP SE	29,213	3,278,130
Siemens AG Registered Shares	36,612	5,106,383
Stroeer SE & Co. KGaA(a)	3,943	291,661
Symrise AG	8,451	726,797
Talanx AG	6,715	274,719
Telefonica Deutschland Holding AG	269,118	1,352,735
ThyssenKrupp AG	9,323	271,088
TUI AG	42,767	881,759
Uniper SE	22,708	708,962
Volkswagen AG	3,741	757,833
VTG AG	9,071	520,224
Wacker Neuson SE	10,065	363,488
Zeal Network SE	12,831	330,182

Total Germany		74,822,271

Hong Kong - 2.6%
AIA Group Ltd.	260,365	2,219,862
Bank of East Asia Ltd. (The)	85,658	370,911
BOC Hong Kong Holdings Ltd.	547,944	2,775,713
CLP Holdings Ltd.	161,500	1,651,711
Dah Sing Financial Holdings Ltd.	34,800	222,806
Galaxy Entertainment Group Ltd.	67,000	537,385
Hang Lung Group Ltd.	44,000	161,820
Hang Lung Properties Ltd.	224,000	547,299
Hang Seng Bank Ltd.	108,700	2,697,581
Henderson Land Development Co., Ltd.	182,281	1,200,858
Hong Kong & China Gas Co., Ltd.	567,743	1,112,638
Hong Kong Exchanges & Clearing Ltd.	34,000	1,042,969
MTR Corp., Ltd.	272,000	1,593,594
New World Development Co., Ltd.	637,000	956,645
PCCW Ltd.	1,044,000	606,317
Power Assets Holdings Ltd.	146,000	1,231,717
Sino Land Co., Ltd.	274,400	485,806
Sun Hung Kai Properties Ltd.	110,000	1,834,905
Swire Pacific Ltd. Class A	50,500	467,383
Swire Properties Ltd.	251,400	810,418
Wharf Holdings Ltd. (The)	124,000	428,281
Wheelock & Co., Ltd.	57,000	406,867

Total Hong Kong		23,363,486

Ireland - 0.4%
C&C Group PLC	111,908	382,981
CRH PLC	25,578	920,040
DCC PLC	6,888	695,569
Kerry Group PLC Class A	6,387	717,099
Kingspan Group PLC	7,392	323,142
Paddy Power Betfair PLC	3,172	377,847

Total Ireland		3,416,678

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	489,660	741,898
Delek Automotive Systems Ltd.	75,591	565,466
Harel Insurance Investments & Financial Services Ltd.	40,219	295,301
Israel Chemicals Ltd.	90,765	368,639
Migdal Insurance & Financial Holding Ltd.	572,958	643,487
Oil Refineries Ltd.	950,550	455,609
Sella Capital Real Estate Ltd.	167,573	349,226
Teva Pharmaceutical Industries Ltd.	73,241	1,385,011

Total Israel		4,804,637

Italy - 3.4%
A2A SpA	231,731	429,081
ACEA SpA	26,273	485,849
Assicurazioni Generali SpA	121,459	2,216,889
Atlantia SpA	57,709	1,823,896
Banca Generali SpA	11,618	386,998
Banca Mediolanum SpA	71,208	616,930
Brembo SpA	17,823	271,162
Buzzi Unicem SpA	7,866	212,524
Cementir Holding SpA	28,861	261,655
Datalogic SpA	8,525	315,499
Davide Campari-Milano SpA	38,516	298,081
Enel SpA	796,505	4,906,555
Eni SpA	330,988	5,484,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

ERG SpA	26,185	$484,221
Industria Macchine Automatiche SpA	3,271	266,306
Intesa Sanpaolo SpA	1,484,299	4,937,100
Intesa Sanpaolo SpA RSP	126,173	403,013
Iren SpA	97,832	293,692
Italgas SpA	69,209	423,010
Luxottica Group SpA	13,179	809,466
MARR SpA	16,484	425,967
OVS SpA(b)	34,190	228,063
Piaggio & C. SpA	166,779	460,617
Poste Italiane SpA(b)	114,938	866,060
Snam SpA	287,433	1,408,210
Societa Cattolica di Assicurazioni SC	29,107	316,313
Terna Rete Elettrica Nazionale SpA	187,533	1,090,819
Tod’s SpA(a)	1,940	141,870
UnipolSai Assicurazioni SpA	333,272	779,176

Total Italy		31,043,838

Japan - 18.0%
Aeon Co., Ltd.	34,600	584,345
Aichi Steel Corp.	7,900	316,982
Air Water, Inc.	8,000	168,877
Aisin Seiki Co., Ltd.	11,000	618,109
Ajinomoto Co., Inc.	18,900	355,854
Amada Holdings Co., Ltd.	36,500	497,035
ANA Holdings, Inc.	9,100	380,156
Aoyama Trading Co., Ltd.	10,500	392,410
Aozora Bank Ltd.	12,400	482,681
Asahi Glass Co., Ltd.	10,200	441,864
Asahi Group Holdings Ltd.	14,700	729,454
Asahi Holdings, Inc.	5,900	110,877
Asahi Kasei Corp.	60,400	779,329
Astellas Pharma, Inc.	92,300	1,177,409
Azbil Corp.	7,500	325,566
Bandai Namco Holdings, Inc.	8,600	281,323
Bridgestone Corp.	37,600	1,748,325
Brother Industries Ltd.	13,100	323,285
Canon, Inc.	78,800	2,937,949
Casio Computer Co., Ltd.	21,200	305,062
Chiba Bank Ltd. (The)	30,000	249,800
Chubu Electric Power Co., Inc.	27,900	346,862
Chugai Pharmaceutical Co., Ltd.	20,000	1,024,412
Concordia Financial Group Ltd.	57,200	345,282
COOKPAD, Inc.(a)	9,200	49,573
Cosmo Energy Holdings Co., Ltd.	9,900	373,941
Dai-ichi Life Holdings, Inc.	44,733	922,854
Daicel Corp.	13,200	150,221
Daiichi Sankyo Co., Ltd.	43,600	1,136,735
Daikin Industries Ltd.	6,400	757,603
Daito Trust Construction Co., Ltd.	3,800	775,011
Daiwa House Industry Co., Ltd.	25,600	983,322
Daiwa Securities Group, Inc.	102,000	640,069
DeNA Co., Ltd.	5,800	119,604
Denka Co., Ltd.	10,600	424,847
Denso Corp.	35,000	2,101,243
Dentsu, Inc.	8,100	343,342
DIC Corp.	4,300	162,610
Disco Corp.	2,000	445,095
East Japan Railway Co.	7,300	712,503
Eisai Co., Ltd.	13,900	791,677
Electric Power Development Co., Ltd.	10,600	285,584
FamilyMart UNY Holdings Co., Ltd.	4,300	301,554
FANUC Corp.	6,000	1,441,278
Fast Retailing Co., Ltd.	1,200	478,402
FCC Co., Ltd.	9,700	255,136
France Bed Holdings Co., Ltd.	59,300	560,099
Fuji Electric Co., Ltd.	38,000	286,392
FUJIFILM Holdings Corp.	12,000	490,546
Fujitsu Ltd.	43,000	306,401
Furukawa Co., Ltd.	21,900	449,470
Gurunavi, Inc.	8,100	96,208
Hamamatsu Photonics K.K.	9,200	309,525
Hino Motors Ltd.	26,300	340,861
Hirose Electric Co., Ltd.	2,100	307,031
Hitachi Ltd.	133,000	1,036,491
Honda Motor Co., Ltd.	78,000	2,674,088
Hoya Corp.	9,900	494,605
Hulic Co., Ltd.	33,900	380,980
Ichigo, Inc.(a)	58,200	220,607
Iida Group Holdings Co., Ltd.	10,400	196,183
Isuzu Motors Ltd.	40,400	676,740
ITOCHU Corp.	98,400	1,836,975
Japan Airlines Co., Ltd.	18,100	708,254
Japan Exchange Group, Inc.	28,900	503,088
Japan Post Holdings Co., Ltd.(a)	204,800	2,348,882
Japan Post Insurance Co., Ltd.	20,500	482,792
Japan Tobacco, Inc.	99,944	3,221,453
JXTG Holdings, Inc.	159,200	1,027,416
kabu.com Securities Co., Ltd.	127,000	396,840
Kadokawa Dwango*	25,200	311,169
Kajima Corp.	66,000	635,100
Kaneka Corp.	36,000	328,842
Kansai Electric Power Co., Inc. (The)	24,100	295,233
Kansai Paint Co., Ltd.	12,600	327,499
Kao Corp.	10,800	730,450
KDDI Corp.	107,400	2,673,798
Kirin Holdings Co., Ltd.	37,800	953,137
Komatsu Ltd.	37,300	1,350,283
Kubota Corp.	43,800	859,087
Kyoei Steel Ltd.(a)	22,100	421,989
Kyoritsu Maintenance Co., Ltd.(a)	8,200	331,567
Kyowa Hakko Kirin Co., Ltd.	22,700	439,088
Kyushu Financial Group, Inc.	35,100	212,501
Lawson, Inc.	7,200	478,722
LIXIL Group Corp.	21,700	587,528
Maeda Road Construction Co., Ltd.	28,000	642,521
Makita Corp.	8,200	344,669
Marubeni Corp.	105,300	762,852
Marui Group Co., Ltd.	19,900	364,436
Mazda Motor Corp.	26,000	348,859
Medipal Holdings Corp.	20,600	403,588
MEIJI Holdings Co., Ltd.	3,200	272,419
Mitsubishi Chemical Holdings Corp.	71,100	780,427
Mitsubishi Corp.	85,100	2,351,676
Mitsubishi Electric Corp.	58,800	976,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

Mitsubishi Estate Co., Ltd.	24,100	$419,316
Mitsubishi Gas Chemical Co., Inc.	12,400	356,094
Mitsubishi Heavy Industries Ltd.	17,900	668,966
Mitsubishi Tanabe Pharma Corp.	37,900	784,579
Mitsubishi UFJ Financial Group, Inc.	477,900	3,505,873
Mitsui & Co., Ltd.	96,000	1,561,225
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	299,689
Mitsui Fudosan Co., Ltd.	14,000	313,804
Mixi, Inc.	3,700	166,196
Mizuho Financial Group, Inc.	1,296,500	2,354,762
Monex Group, Inc.	139,100	395,135
MS&AD Insurance Group Holdings, Inc.	29,330	993,028
Murata Manufacturing Co., Ltd.	4,300	577,150
Nabtesco Corp.	4,900	187,909
NEC Corp.	10,900	294,150
NGK Insulators Ltd.	17,900	338,138
Nichiha Corp.	8,400	352,330
Nidec Corp.	4,000	561,385
Nintendo Co., Ltd.	2,800	1,023,808
Nippon Express Co., Ltd.	6,800	452,126
Nippon Kayaku Co., Ltd.	24,700	366,608
Nippon Steel & Sumikin Bussan Corp.	6,700	406,818
Nippon Steel & Sumitomo Metal Corp.	39,500	1,013,711
Nippon Telegraph & Telephone Corp.	77,700	3,656,349
Nissan Motor Co., Ltd.	293,500	2,927,184
Nissha Co., Ltd.	6,300	183,435
Nisshinbo Holdings, Inc.	32,200	436,479
Nitto Denko Corp.	5,400	479,840
NOK Corp.	8,700	203,193
Nomura Holdings, Inc.	160,100	945,251
Nomura Real Estate Holdings, Inc.	9,900	221,992
Nomura Research Institute Ltd.	8,900	413,990
NSK Ltd.	37,900	596,845
NTT Data Corp.	39,900	474,266
NTT DOCOMO, Inc.	179,255	4,234,333
Obayashi Corp.	42,500	514,603
Ogaki Kyoritsu Bank Ltd. (The)	6,800	171,977
Oji Holdings Corp.	74,000	492,676
Okasan Securities Group, Inc.	45,000	278,828
Omron Corp.	8,500	507,057
Ono Pharmaceutical Co., Ltd.	23,100	538,487
Oracle Corp.	4,100	339,938
Oriental Land Co., Ltd.	3,000	273,502
Osaka Gas Co., Ltd.	26,900	518,180
Otsuka Holdings Co., Ltd.	21,600	948,751
Outsourcing, Inc.	13,000	237,035
Panasonic Corp.	74,200	1,086,488
Park24 Co., Ltd.(a)	18,400	440,522
Pasco Corp.	37,000	110,031
Pigeon Corp.	8,300	316,085
Pilot Corp.	2,600	125,557
Qol Co., Ltd.	21,900	411,366
Recruit Holdings Co., Ltd.	36,100	897,293
Resona Holdings, Inc.	108,400	647,706
Resorttrust, Inc.(a)	13,700	311,458
Ricoh Co., Ltd.	55,300	513,973
Sac’s Bar Holdings, Inc.	51,200	633,580
San-In Godo Bank Ltd. (The)	27,900	269,465
Sanrio Co., Ltd.(a)	22,800	381,720
Sanwa Holdings Corp.	33,100	456,025
Sanyo Chemical Industries Ltd.	6,200	324,723
SBI Holdings, Inc.	24,300	508,218
Secom Co., Ltd.	8,300	626,792
Seibu Holdings, Inc.	12,500	236,463
Seiko Epson Corp.	27,600	651,473
Seino Holdings Co., Ltd.	28,000	444,918
Sekisui Chemical Co., Ltd.	20,000	401,598
Sekisui House Ltd.	42,300	764,329
Seven & I Holdings Co., Ltd.	26,700	1,109,952
Seven Bank Ltd.	42,000	143,915
Shikoku Electric Power Co., Inc.	28,200	307,409
Shimano, Inc.	800	112,561
Shimizu Corp.	50,200	518,711
Shin-Etsu Chemical Co., Ltd.	8,700	884,288
Shionogi & Co., Ltd.	9,800	530,409
Shizuoka Bank Ltd. (The)	37,000	382,317
Showa Shell Sekiyu K.K.	40,500	550,067
SMC Corp.	1,000	411,718
SoftBank Group Corp.	9,600	760,160
Sojitz Corp.	154,500	474,541
Sompo Holdings, Inc.	12,700	491,991
Sony Corp.	10,300	464,757
Sony Financial Holdings, Inc.	28,800	510,296
Subaru Corp.	44,900	1,428,111
Sumitomo Chemical Co., Ltd.	78,000	560,852
Sumitomo Corp.	64,300	1,093,071
Sumitomo Electric Industries Ltd.	35,200	595,260
Sumitomo Heavy Industries Ltd.	9,600	406,498
Sumitomo Mitsui Financial Group, Inc.	67,100	2,899,625
Sumitomo Mitsui Trust Holdings, Inc.	19,607	778,536
Sumitomo Realty & Development Co., Ltd.	10,000	328,717
Sumitomo Rubber Industries Ltd.(a)	23,900	444,691
Suntory Beverage & Food Ltd.	9,200	409,161
Suzuken Co., Ltd.	8,800	362,077
Suzuki Motor Corp.	11,900	690,232
Sysmex Corp.	3,600	283,462
T&D Holdings, Inc.	29,600	506,340
Taisei Corp.	10,800	537,843
Taiyo Nippon Sanso Corp.	10,000	139,991
Takashimaya Co., Ltd.	40,000	421,127
Takeda Pharmaceutical Co., Ltd.	43,900	2,494,486
Teijin Ltd.	19,200	427,803
Terumo Corp.	9,000	426,631
Toda Corp.	52,000	417,293
Toho Co., Ltd.	8,600	298,118
Toho Zinc Co., Ltd.	5,300	287,936
Tokai Tokyo Financial Holdings, Inc.	57,500	371,083
Tokio Marine Holdings, Inc.	28,700	1,309,780
Tokyo Electron Ltd.	6,700	1,213,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

Tokyo Gas Co., Ltd.	17,900	$409,722
Toppan Forms Co., Ltd.	33,700	381,724
Topy Industries Ltd.	8,000	246,782
Toshiba Machine Co., Ltd.	69,000	515,127
TOTO Ltd.	7,200	425,033
Tow Co., Ltd.	56,800	468,921
Toyo Ink SC Holdings Co., Ltd.	72,000	426,312
Toyoda Gosei Co., Ltd.	12,600	320,676
Toyota Boshoku Corp.	7,600	159,151
Toyota Motor Corp.	180,710	11,570,894
Toyota Tsusho Corp.	25,400	1,022,539
Trend Micro, Inc.	9,100	516,192
Tsubakimoto Chain Co.	27,000	218,109
UACJ Corp.(a)	4,700	122,872
Ube Industries Ltd.	19,900	585,606
Unicharm Corp.	7,600	197,640
Unipres Corp.	7,300	196,676
United Arrows Ltd.	8,000	324,900
USS Co., Ltd.	20,960	443,946
Wacoal Holdings Corp.	13,500	426,631
West Japan Railway Co.	8,820	644,138
Yahoo Japan Corp.	152,810	701,312
Yakult Honsha Co., Ltd.	4,000	301,820
Yamada Denki Co., Ltd.(a)	92,600	510,471
Yamaha Corp.	6,900	254,807
Yamaha Motor Co., Ltd.	19,900	652,734
Yamato Holdings Co., Ltd.	12,600	253,622
Yuasa Trading Co., Ltd.	18,500	672,503
Zeon Corp.	12,000	173,742

Total Japan		163,588,195

Netherlands - 2.2%
Aalberts Industries N.V.	10,279	523,283
ABN AMRO Group N.V. CVA(b)	45,631	1,473,951
Aegon N.V.	153,303	978,419
Akzo Nobel N.V.	10,434	914,878
ASML Holding N.V.	5,819	1,014,229
BE Semiconductor Industries N.V.	5,680	476,824
Corbion N.V.	9,038	293,026
Euronext N.V.(b)	3,521	219,054
Flow Traders(b)	6,433	154,495
Heineken Holding N.V.	3,449	341,637
Heineken N.V.	15,841	1,653,572
ING Groep N.V.	238,122	4,381,984
Koninklijke Ahold Delhaize N.V.	61,891	1,362,634
Koninklijke DSM N.V.	8,517	814,802
Koninklijke KPN N.V.	258,025	901,004
Koninklijke Philips N.V.	43,701	1,655,098
NN Group N.V.	18,557	804,871
PostNL N.V.	39,799	194,795
Randstad Holding N.V.	12,518	770,220
Steinhoff International Holdings N.V.	177,294	67,488
Wolters Kluwer N.V.	17,472	912,227

Total Netherlands		19,908,491

New Zealand - 0.5%
Air New Zealand Ltd.	184,109	417,693
Auckland International Airport Ltd.	74,063	341,325
Contact Energy Ltd.	85,877	339,581
EBOS Group Ltd.	26,444	348,869
Fisher & Paykel Healthcare Corp., Ltd.	46,723	476,842
Fletcher Building Ltd.	70,593	381,564
Mercury NZ Ltd.	153,674	368,317
New Zealand Refining Co., Ltd. (The)	177,015	333,617
Spark New Zealand Ltd.	309,579	799,227
Trustpower Ltd.	161,974	688,872
Vector Ltd.(a)	108,329	267,341

Total New Zealand		4,763,248

Norway - 1.8%
Aker ASA Class A	9,117	449,198
Aker BP ASA	21,677	535,078
DNB ASA	91,505	1,701,591
Gjensidige Forsikring ASA	33,111	627,054
Leroy Seafood Group ASA	59,536	320,122
Marine Harvest ASA*	58,712	997,753
Norsk Hydro ASA	110,115	839,391
Ocean Yield ASA	44,406	377,318
Orkla ASA	57,618	613,208
Salmar ASA	16,219	489,385
SpareBank 1 SR-Bank ASA	27,786	295,547
Statoil ASA	249,290	5,339,741
Storebrand ASA	38,618	315,862
Telenor ASA	131,960	2,837,849
Yara International ASA	12,392	570,714

Total Norway		16,309,811

Portugal - 0.4%
Altri, SGPS, S.A.	61,131	379,583
EDP - Energias de Portugal S.A.	287,728	996,779
Galp Energia, SGPS, S.A.	43,972	809,184
Jeronimo Martins, SGPS, S.A.	39,277	763,818
Navigator Co. S.A. (The)	72,826	371,835
REN - Redes Energeticas Nacionais, SGPS, S.A.	167,201	497,721
Semapa-Sociedade de Investimento e Gestao	9,001	192,336

Total Portugal		4,011,256

Singapore - 1.7%
CapitaLand Ltd.	255,300	674,356
City Developments Ltd.	24,500	228,977
ComfortDelGro Corp., Ltd.	287,500	425,958
DBS Group Holdings Ltd.	105,000	1,952,447
Global Logistic Properties Ltd.	209,100	527,287
Hutchison Port Holdings Trust	1,521,936	631,603
Jardine Cycle & Carriage Ltd.(a)	13,255	403,383
Keppel Corp., Ltd.	97,100	534,035
Oversea-Chinese Banking Corp., Ltd.	195,495	1,812,469
SATS Ltd.(a)	153,500	597,276
Sheng Siong Group Ltd.(a)	691,000	478,281
Singapore Airlines Ltd.	68,000	542,921
Singapore Post Ltd.(a)	328,200	304,526
Singapore Technologies Engineering Ltd.	255,200	622,532
Singapore Telecommunications Ltd.	1,183,000	3,160,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

StarHub Ltd.(a)	277,800	$592,435
United Overseas Bank Ltd.	67,301	1,332,020
UOL Group Ltd.	66,600	442,040
Wilmar International Ltd.	225,400	521,166

Total Singapore		15,783,926

Spain - 4.0%
Abertis Infraestructuras S.A.	58,851	1,310,897
Acciona S.A.	5,066	413,905
ACS Actividades de Construccion y Servicios S.A.	22,454	879,526
Aena SME S.A.(b)	4,734	960,695
Amadeus IT Group S.A.	18,286	1,319,885
Applus Services S.A.	26,106	353,450
Banco Bilbao Vizcaya Argentaria S.A.	436,342	3,726,400
Banco de Sabadell S.A.	282,040	560,844
Banco Santander S.A.	645,056	4,243,942
Bankia S.A.	132,846	636,012
Bankinter S.A.	31,284	296,920
Bolsas y Mercados Espanoles SHMSF S.A.(a)	8,342	265,953
CaixaBank S.A.	292,799	1,367,346
Cellnex Telecom S.A.(a)(b)	16,757	429,601
Cie Automotive S.A.	6,782	197,162
Distribuidora Internacional de Alimentacion S.A.(a)	47,982	247,925
EDP Renovaveis S.A.	18,861	157,791
Enagas S.A.	20,100	576,128
Ence Energia y Celulosa S.A.	44,931	296,742
Endesa S.A.	90,585	1,942,168
Ferrovial S.A.	55,016	1,250,247
Gas Natural SDG S.A.	65,337	1,510,291
Iberdrola S.A.	388,775	3,015,794
Industria de Diseno Textil S.A.	83,983	2,929,095
Mapfre S.A.	164,665	529,520
Mediaset Espana Comunicacion S.A.	37,437	420,728
Prosegur Cia de Seguridad S.A.	24,231	190,583
Red Electrica Corp. S.A.	37,525	843,073
Repsol S.A.	93,442	1,654,465
Telefonica S.A.	395,084	3,854,638

Total Spain		36,381,726

Sweden - 3.0%
Ahlsell AB(b)	55,431	357,466
Assa Abloy AB Class B	31,698	659,705
Atlas Copco AB Class A	19,713	852,805
Atlas Copco AB Class B	27,231	1,046,336
Axfood AB	29,488	569,411
Bilia AB Class A	33,047	322,902
Boliden AB	16,345	560,172
Castellum AB	11,149	188,461
Dometic Group AB(b)	29,187	297,841
Evolution Gaming Group AB(b)	3,353	237,730
Fabege AB	34,639	738,683
Hemfosa Fastigheter AB	17,741	238,136
Hennes & Mauritz AB Class B	52,499	1,085,567
Hexpol AB(a)	16,474	167,305
Holmen AB Class B	3,893	207,310
ICA Gruppen AB(a)	14,139	514,444
Intrum Justitia AB(a)	9,315	345,067
Investment AB Latour Class B	24,278	299,194
Nobia AB	16,562	140,385
Nordax Group AB(b)	62,778	406,380
Nordea Bank AB	302,867	3,673,245
Peab AB	37,149	320,332
Resurs Holding AB(b)	33,461	238,058
Saab AB Class B	5,440	265,107
Sandvik AB	58,384	1,024,706
Securitas AB Class B	31,174	545,236
Skandinaviska Enskilda Banken AB Class A	161,089	1,894,702
Skanska AB Class B	40,946	850,176
Svenska Cellulosa AB SCA Class B	22,364	230,947
Svenska Handelsbanken AB Class A	108,162	1,482,232
Swedbank AB Class A	95,641	2,311,738
Tele2 AB Class B	75,176	925,526
Telefonaktiebolaget LM Ericsson Class B	72,003	473,571
Telia Co. AB	423,326	1,889,779
Volvo AB Class A	2,778	51,946
Volvo AB Class B	74,405	1,387,682

Total Sweden		26,800,283

Switzerland - 7.6%
ABB Ltd. Registered Shares	104,764	2,808,041
Adecco Group AG Registered Shares	7,899	604,280
Baloise Holding AG Registered Shares	5,439	846,687
Cie Financiere Richemont S.A. Registered Shares	17,528	1,588,222
Clariant AG Registered Shares*	28,056	784,531
Coca-Cola HBC AG*	14,910	488,102
Credit Suisse Group AG Registered Shares*	148,375	2,649,282
EMS-Chemie Holding AG Registered Shares	992	662,182
Geberit AG Registered Shares	1,548	681,628
Givaudan S.A. Registered Shares	548	1,266,389
Julius Baer Group Ltd.*	9,325	570,313
Kudelski S.A. Bearer Shares(a)	32,042	396,209
Kuehne + Nagel International AG Registered Shares	7,043	1,246,708
LafargeHolcim Ltd. Registered Shares*	32,378	1,825,727
Logitech International S.A. Registered Shares	16,635	561,613
Lonza Group AG Registered Shares*	2,404	649,536
Nestle S.A. Registered Shares	131,592	11,315,967
Novartis AG Registered Shares	139,912	11,830,425
Partners Group Holding AG(a)	756	518,223
Roche Holding AG Bearer Shares	4,815	1,216,473
Roche Holding AG Genusschein	37,766	9,552,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

Schindler Holding AG Participation Certificate	4,245	$977,069
SGS S.A. Registered Shares	423	1,102,969
Sonova Holding AG Registered Shares	2,263	353,441
STMicroelectronics N.V.	17,248	376,947
Sunrise Communications Group AG*(b)	6,554	598,569
Swatch Group AG (The) Bearer Shares(a)	1,736	707,939
Swiss Life Holding AG Registered Shares*	1,900	672,653
Swiss Re AG	24,227	2,268,562
Swisscom AG Registered Shares	3,575	1,902,142
UBS Group AG Registered Shares*	192,598	3,545,621
Vontobel Holding AG Registered Shares	11,005	694,518
Zurich Insurance Group AG	11,261	3,427,412

Total Switzerland		68,691,298

United Kingdom - 19.3%
AA PLC	89,083	204,862
Admiral Group PLC	25,366	686,963
Aggreko PLC(a)	26,434	285,711
Antofagasta PLC	34,082	463,349
Associated British Foods PLC	14,891	568,055
AstraZeneca PLC	80,049	5,545,340
Aviva PLC	230,233	1,577,482
BAE Systems PLC	172,266	1,335,278
Barclays PLC	325,195	893,452
Barratt Developments PLC	104,311	913,666
Bellway PLC	9,924	478,322
Berkeley Group Holdings PLC	16,004	908,626
BHP Billiton PLC	112,138	2,309,551
Bodycote PLC	34,395	424,799
Booker Group PLC	193,337	598,919
BP PLC	2,043,237	14,447,368
Brewin Dolphin Holdings PLC	94,625	499,215
British American Tobacco PLC	89,701	6,088,992
British Land Co. PLC (The)	71,703	670,729
BT Group PLC	703,929	2,587,236
Burberry Group PLC	14,785	358,407
Capita PLC	69,158	375,056
Carnival PLC	10,920	722,648
Centrica PLC	521,379	968,370
Close Brothers Group PLC	16,636	325,863
CNH Industrial N.V.	38,546	517,015
Coca-Cola European Partners PLC	11,311	451,338
Compass Group PLC	67,416	1,459,152
Costain Group PLC	91,887	581,414
Countryside Properties PLC(b)	52,619	251,267
De La Rue PLC	40,897	354,900
Debenhams PLC(a)	607,645	285,642
Derwent London PLC	7,153	301,704
Devro PLC	106,233	329,088
Diageo PLC	100,087	3,689,450
Direct Line Insurance Group PLC	85,518	441,568
Drax Group PLC	35,714	130,733
Dunelm Group PLC	28,852	270,280
easyJet PLC	25,160	498,275
Electrocomponents PLC	56,035	474,895
Elegant Hotels Group PLC	160,744	196,789
Elementis PLC	95,867	373,620
Equiniti Group PLC(b)	165,288	637,912
Fresnillo PLC	20,107	388,684
G4S PLC	72,587	262,173
GlaxoSmithKline PLC	365,095	6,531,592
Halma PLC	18,100	308,508
Hammerson PLC	55,265	408,936
Henry Boot PLC	106,263	458,554
Howden Joinery Group PLC	48,101	303,740
HSBC Holdings PLC	1,509,594	15,660,888
Ibstock PLC(b)	55,365	199,595
Imperial Brands PLC	64,696	2,770,804
Inchcape PLC	34,151	361,497
Informa PLC	48,165	470,420
Inmarsat PLC	44,986	298,675
InterContinental Hotels Group PLC	9,090	580,272
Intertek Group PLC	7,180	504,091
ITV PLC	428,956	960,347
J Sainsbury PLC	106,379	347,385
Jardine Lloyd Thompson Group PLC	12,334	232,086
Kingfisher PLC	119,776	547,165
Land Securities Group PLC	38,248	521,539
Legal & General Group PLC	449,971	1,663,572
Lloyds Banking Group PLC	3,285,506	3,024,905
London Stock Exchange Group PLC	11,286	579,082
Lookers PLC	143,632	200,127
Marks & Spencer Group PLC	144,294	614,470
McCarthy & Stone PLC(b)	130,344	278,237
Mitchells & Butlers PLC	60,447	231,490
Mondi PLC	22,357	584,001
Moneysupermarket.com Group PLC	58,627	282,494
Morgan Advanced Materials PLC	117,781	537,414
National Grid PLC	231,835	2,744,443
Next PLC	7,965	487,553
Old Mutual PLC	174,444	546,764
PayPoint PLC	29,326	362,194
Pearson PLC	100,409	999,696
Pennon Group PLC	39,046	413,576
Persimmon PLC	29,049	1,075,925
Polar Capital Holdings PLC	27,331	200,666
Prudential PLC	81,886	2,110,747
Reckitt Benckiser Group PLC	23,065	2,158,809
Redde PLC	195,132	462,598
Redrow PLC	48,176	426,538
RELX N.V.	61,933	1,425,285
RELX PLC	49,546	1,165,536
Rentokil Initial PLC	93,589	402,596
Rightmove PLC	2,467	150,176
Rio Tinto PLC	86,817	4,629,551
Rolls-Royce Holdings PLC*	40,419	463,112
Rotork PLC	93,631	338,054
Royal Dutch Shell PLC Class A	490,201	16,445,359
Royal Dutch Shell PLC Class B	407,139	13,815,744
Royal Mail PLC	114,187	698,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2017

Investments	Shares	Value

RPC Group PLC	20,643	$246,157
RPS Group PLC	87,052	320,600
RSA Insurance Group PLC	42,804	366,237
Saga PLC	119,241	203,242
Sage Group PLC (The)	70,813	764,422
Schroders PLC	7,145	339,835
Segro PLC	89,581	711,331
Severn Trent PLC	16,264	475,664
Smith & Nephew PLC	31,714	552,566
Smiths Group PLC	25,904	522,120
Soco International PLC	188,758	284,707
Spectris PLC	8,418	283,206
Spirax-Sarco Engineering PLC	3,675	279,390
SSE PLC	105,523	1,884,250
Stagecoach Group PLC	173,211	385,910
Standard Life Aberdeen PLC	235,855	1,392,985
TalkTalk Telecom Group PLC(a)	80,483	165,379
Tate & Lyle PLC	63,094	600,013
Unilever N.V. CVA	71,341	4,022,461
Unilever PLC	55,823	3,115,353
United Utilities Group PLC	48,668	546,107
Vodafone Group PLC	2,519,514	8,009,439
WH Smith PLC	25,563	811,601
Whitbread PLC	7,900	427,469
William Hill PLC	114,562	499,015
WM Morrison Supermarkets PLC	142,626	424,269

Total United Kingdom		174,753,655

TOTAL COMMON STOCKS (Cost: $769,859,351)		904,297,062

RIGHTS - 0.0%

Australia - 0.0%
Cleanaway Waste Management Ltd., expiring 1/19/18* (Cost $0)	54,182	6,357

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International Dividend Ex-Financials Fund(a)(c) (Cost: $562,181)	13,129	569,799

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $8,538,210)(e)	8,538,210	8,538,210

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $778,959,742)		913,411,428
Other Assets less Liabilities - (0.7)%		(6,289,692)

NET ASSETS - 100.0%		$907,121,736

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $11,468,487 and the total market value of the collateral held by the Fund was $14,013,748. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,475,538. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA	- Certificaten Van Aandelen (Certificate of Stock)
RSP	- Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.0%

Australia - 4.9%
Aristocrat Leisure Ltd.	56,043	$1,038,867
Bapcor Ltd.	125,642	555,231
BT Investment Management Ltd.	132,847	1,173,102
carsales.com Ltd.	46,879	531,296
Cochlear Ltd.	10,288	1,377,847
Crown Resorts Ltd.	193,480	1,970,322
CSL Ltd.	66,896	7,393,199
Domino’s Pizza Enterprises Ltd.(a)	8,964	327,423
JB Hi-Fi Ltd.(a)	13,190	257,295
Magellan Financial Group Ltd.	53,121	1,120,150
Medibank Pvt Ltd.	1,223,419	3,148,192
NIB Holdings Ltd.	131,372	694,608
Northern Star Resources Ltd.	107,844	514,536
Pact Group Holdings Ltd.	168,250	747,469
Ramsay Health Care Ltd.	40,414	2,216,480
REA Group Ltd.	12,508	749,877
Seek Ltd.	109,179	1,623,347
Technology One Ltd.	1,351	5,241
TPG Telecom Ltd.(a)	212,459	1,091,769

Total Australia		26,536,251

Austria - 0.2%
ams AG*	9,839	893,032

Belgium - 0.2%
Ion Beam Applications(a)	7,534	216,083
Melexis N.V.	10,224	1,035,809

Total Belgium		1,251,892

China - 2.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	69,000	93,738
China Everbright International Ltd.	735,000	1,049,288
China Overseas Land & Investment Ltd.	3,512,000	11,298,889
CSPC Pharmaceutical Group Ltd.	970,000	1,958,042

Total China		14,399,957

Denmark - 7.3%
Chr Hansen Holding A/S	15,348	1,440,639
Coloplast A/S Class B	45,041	3,584,887
Dfds A/S	9,316	497,773
DSV A/S	16,475	1,298,252
GN Store Nord A/S	11,553	373,585
Novo Nordisk A/S Class B	554,435	29,910,733
Pandora A/S	7,441	810,657
Royal Unibrew A/S	16,599	995,340
SimCorp A/S	9,962	567,637

Total Denmark		39,479,503

Finland - 0.9%
Konecranes Oyj	19,275	883,692
Nokian Renkaat Oyj	42,398	1,924,456
Uponor Oyj	31,311	630,899
Wartsila Oyj Abp	19,323	1,220,481

Total Finland		4,659,528

France - 7.6%
Airbus SE	154,483	15,396,767
Hermes International	5,111	2,738,766
Ipsen S.A.	13,250	1,584,219
LVMH Moet Hennessy Louis Vuitton SE	63,452	18,697,805
SEB S.A.	4,224	783,398
Valeo S.A.	29,286	2,189,826

Total France		41,390,781

Germany - 5.5%
adidas AG	17,201	3,452,477
Continental AG	26,059	7,042,187
Covestro AG(b)	44,174	4,563,388
CTS Eventim AG & Co. KGaA	11,430	532,879
Fuchs Petrolub SE	21,773	1,055,475
Hella GmbH & Co. KGaA	10,838	671,146
Henkel AG & Co. KGaA	39,553	4,749,525
Infineon Technologies AG	160,618	4,404,189
Pfeiffer Vacuum Technology AG	3,013	564,952
United Internet AG Registered Shares	44,042	3,032,463

Total Germany		30,068,681

Hong Kong - 0.7%
Galaxy Entertainment Group Ltd.	248,000	1,989,127
Techtronic Industries Co., Ltd.	190,500	1,241,602
Vitasoy International Holdings Ltd.	192,000	491,218

Total Hong Kong		3,721,947

Ireland - 0.3%
Glanbia PLC	41,134	735,966
Irish Continental Group PLC	169,054	1,169,281

Total Ireland		1,905,247

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	2,445,161	3,704,736

Italy - 1.5%
Anima Holding SpA(b)	200,143	1,432,377
Banca IFIS SpA	13,907	680,840
De’ Longhi SpA	30,162	913,794
DiaSorin SpA	7,820	694,879
Ferrari N.V.	10,477	1,100,190
Industria Macchine Automatiche SpA	11,848	964,596
Moncler SpA	21,520	673,939
Recordati SpA	39,181	1,743,619

Total Italy		8,204,234

Japan - 15.0%
Asahi Intecc Co., Ltd.	11,600	399,538
Brother Industries Ltd.	40,800	1,006,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

Investments	Shares	Value

COLOPL, Inc.(a)	33,600	$365,081
CyberAgent, Inc.(a)	9,000	351,531
Daikin Industries Ltd.	46,600	5,516,298
DeNA Co., Ltd.	22,700	468,106
Fast Retailing Co., Ltd.	4,700	1,873,742
Fujitsu General Ltd.	10,200	224,011
Haseko Corp.	24,600	382,375
Hikari Tsushin, Inc.	9,300	1,337,417
Hino Motors Ltd.	110,500	1,432,135
Hoya Corp.	57,200	2,857,715
Ichigo, Inc.(a)	99,900	378,671
Japan Lifeline Co., Ltd.(a)	3,600	75,292
Keyence Corp.	1,400	784,447
Kose Corp.	3,300	515,286
Kubota Corp.	262,900	5,156,481
M3, Inc.	13,600	478,686
Makita Corp.	33,300	1,399,694
Meitec Corp.	18,500	972,215
Mixi, Inc.	27,400	1,230,750
MonotaRO Co., Ltd.(a)	6,700	214,115
Murata Manufacturing Co., Ltd.	33,240	4,461,507
Nabtesco Corp.	26,600	1,020,080
NGK Insulators Ltd.	69,200	1,307,213
Nidec Corp.	22,600	3,171,824
Nippon Paint Holdings Co., Ltd.(a)	34,300	1,085,482
Nitori Holdings Co., Ltd.	5,800	827,137
Obic Co., Ltd.	18,300	1,345,087
Open House Co., Ltd.	14,200	763,888
Oracle Corp.	24,300	2,014,754
Persol Holdings Co., Ltd.	22,900	574,075
Pigeon Corp.	18,200	693,103
Ryohin Keikaku Co., Ltd.	2,700	841,278
Seiko Epson Corp.	109,700	2,589,368
Shimano, Inc.	6,900	970,839
Shionogi & Co., Ltd.	44,600	2,413,903
Square Enix Holdings Co., Ltd.	18,700	889,765
Start Today Co., Ltd.	20,400	620,240
Starts Corp., Inc.	11,200	293,298
Subaru Corp.	211,900	6,739,793
Sundrug Co., Ltd.	13,500	627,963
Sysmex Corp.	15,400	1,212,588
T-Gaia Corp.	26,700	620,511
Taiyo Holdings Co., Ltd.	8,600	383,240
TechnoPro Holdings, Inc.	9,800	532,410
Tokyo Electron Ltd.	34,100	6,175,233
Tokyo Steel Manufacturing Co., Ltd.	33,900	304,543
Trend Micro, Inc.	48,200	2,734,114
Tsuruha Holdings, Inc.	4,400	598,384
USS Co., Ltd.	52,700	1,116,220
Yahoo Japan Corp.	1,129,800	5,185,145
Yamaha Motor Co., Ltd.	47,800	1,567,874
Zenkoku Hosho Co., Ltd.	9,400	404,288

Total Japan		81,505,604

Netherlands - 2.2%
ASML Holding N.V.	51,580	8,990,196
BE Semiconductor Industries N.V.	5,392	452,647
GrandVision N.V.(b)	13,456	344,084
Koninklijke Vopak N.V.	33,299	1,462,268
TKH Group N.V. CVA	9,063	576,029

Total Netherlands		11,825,224

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	166,362	1,697,844
Mainfreight Ltd.	37,401	675,364

Total New Zealand		2,373,208

Norway - 1.3%
Borregaard ASA	43,747	435,900
Entra ASA(b)	43,999	656,272
Orkla ASA	296,563	3,156,218
Salmar ASA	47,027	1,418,972
Tomra Systems ASA	46,039	740,172
Veidekke ASA	3,553	40,289
XXL ASA(b)	75,166	781,127

Total Norway		7,228,950

Portugal - 0.7%
Jeronimo Martins, SGPS, S.A.	205,259	3,991,663

Singapore - 0.2%
First Resources Ltd.	357,500	500,243
SIA Engineering Co., Ltd.	186,100	435,867

Total Singapore		936,110

Spain - 4.1%
Almirall S.A.(a)	37,197	372,962
Amadeus IT Group S.A.	89,454	6,456,799
Atresmedia Corp. de Medios de Comunicacion S.A.	36,916	385,660
Cie Automotive S.A.	15,866	461,246
Industria de Diseno Textil S.A.	365,468	12,746,516
Prosegur Cia de Seguridad S.A.	106,048	834,093
Tecnicas Reunidas S.A.(a)	24,615	782,097

Total Spain		22,039,373

Sweden - 7.3%
AAK AB	6,956	596,835
Assa Abloy AB Class B	198,869	4,138,904
Atlas Copco AB Class A	151,285	6,544,751
Atlas Copco AB Class B	118,718	4,561,671
Axfood AB	45,609	880,706
Boliden AB	71,026	2,434,186
Bonava AB Class B	19,471	272,535
Castellum AB	53,916	911,386
Clas Ohlson AB Class B	37,128	510,156
Fabege AB	52,431	1,118,101
Hemfosa Fastigheter AB	79,241	1,063,644
Hennes & Mauritz AB Class B	185,576	3,837,315
Hexpol AB	59,332	602,559
Indutrade AB	25,867	706,426
Intrum Justitia AB(a)	32,582	1,206,977
Investment AB Latour Class B	144,834	1,784,886
JM AB	21,224	484,490
Lifco AB Class B	16,837	584,848
Loomis AB Class B	19,987	841,224
Peab AB	52,315	451,107
Sandvik AB	254,866	4,473,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

Investments	Shares	Value

Trelleborg AB Class B	59,980	$1,391,902

Total Sweden		39,397,799

Switzerland - 12.6%
EMS-Chemie Holding AG Registered Shares	6,131	4,092,576
Geberit AG Registered Shares	8,986	3,956,791
Givaudan S.A. Registered Shares	2,393	5,530,052
Oriflame Holding AG	12,751	526,860
Partners Group Holding AG	7,442	5,101,340
Roche Holding AG Bearer Shares	36,670	9,264,396
Roche Holding AG Genusschein	119,892	30,326,709
Schindler Holding AG Participation Certificate	9,247	2,128,376
Schindler Holding AG Registered Shares	8,496	1,922,389
Sonova Holding AG Registered Shares	9,884	1,543,709
Straumann Holding AG Registered Shares	2,019	1,426,456
Swatch Group AG (The) Bearer Shares	3,312	1,350,630
Temenos Group AG Registered Shares*	7,717	989,867

Total Switzerland		68,160,151

United Kingdom - 23.8%
Ashtead Group PLC	79,223	2,134,804
AVEVA Group PLC	14,809	553,909
Berkeley Group Holdings PLC	33,767	1,917,118
Brewin Dolphin Holdings PLC	88,458	466,680
British American Tobacco PLC	286,670	19,459,442
Burberry Group PLC	54,276	1,315,720
Coca-Cola European Partners PLC	71,350	2,847,050
Compass Group PLC	219,792	4,757,177
Crest Nicholson Holdings PLC	81,848	603,423
Croda International PLC	31,448	1,882,026
Dart Group PLC	7,825	72,033
Diageo PLC	446,862	16,472,420
Domino’s Pizza Group PLC	64,870	303,362
Dunelm Group PLC	87,537	820,028
easyJet PLC	110,399	2,186,370
Electrocomponents PLC	53,795	455,911
Greggs PLC	46,997	889,417
Halma PLC	52,973	902,906
Hargreaves Lansdown PLC	49,813	1,214,269
HomeServe PLC	58,080	636,006
Howden Joinery Group PLC	32,109	202,757
Ibstock PLC(b)	114,176	411,613
Jardine Lloyd Thompson Group PLC	85,996	1,618,165
Johnson Matthey PLC	25,110	1,044,502
Marshalls PLC	25,529	157,097
Mediclinic International PLC(a)	26,925	236,566
Merlin Entertainments PLC(b)	34,052	167,166
Pagegroup PLC	123,896	783,531
Persimmon PLC	94,932	3,516,119
Reckitt Benckiser Group PLC	98,460	9,215,537
RELX PLC	187,138	4,402,294
Renishaw PLC	26,129	1,846,829
Sage Group PLC (The)	184,568	1,992,401
Savills PLC	50,805	682,454
Spirax-Sarco Engineering PLC	5,185	394,187
SuperGroup PLC	25,235	674,881
Taylor Wimpey PLC	397,801	1,110,690
Ted Baker PLC	17,110	627,476
Unilever N.V. CVA	410,095	23,122,622
Unilever PLC	228,867	12,772,539
Unite Group PLC (The)	70,541	768,166
Victrex PLC	23,886	852,385
WH Smith PLC	36,743	1,166,555
William Hill PLC	323,463	1,408,958
ZPG PLC(b)	65,689	293,774

Total United Kingdom		129,359,335

TOTAL COMMON STOCKS (Cost: $463,506,176)		543,033,206

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $4,627,295)(d)	4,627,295	4,627,295

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $468,133,471)		547,660,501
Other Assets less Liabilities - (0.9)%		(4,773,217)

NET ASSETS - 100.0%		$542,887,284

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $5,942,216 and the total market value of the collateral held by the Fund was $6,268,726. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,641,431.

CVA - Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/3/2018	6,913,036	AUD	5,406,872	USD	$160	$—
Bank of America N.A.	1/3/2018	49,305,349	DKK	7,951,565	USD	398	—
Bank of America N.A.	1/3/2018	26,735,100	EUR	32,102,546	USD	968	—
Bank of America N.A.	1/3/2018	15,416,391	GBP	20,853,768	USD	752	—
Bank of America N.A.	1/3/2018	28,897,374	HKD	3,696,482	USD	111	—
Bank of America N.A.	1/3/2018	2,656,252	ILS	765,073	USD	54	—
Bank of America N.A.	1/3/2018	12,116,177	NOK	1,481,239	USD	74	—
Bank of America N.A.	1/3/2018	70,422,336	SEK	8,601,631	USD	—	(430)
Bank of America N.A.	1/3/2018	5,312,291	USD	6,999,112	AUD	—	(162,065)
Bank of America N.A.	1/3/2018	300,257	USD	390,191	AUD	—	(4,931)
Bank of America N.A.	1/3/2018	7,812,470	USD	48,650,407	DKK	—	(33,864)
Bank of America N.A.	1/3/2018	441,570	USD	2,767,524	DKK	—	(4,776)
Bank of America N.A.	1/3/2018	31,540,985	USD	26,395,013	EUR	—	(154,153)
Bank of America N.A.	1/3/2018	1,782,732	USD	1,500,383	EUR	—	(18,928)
Bank of America N.A.	1/3/2018	20,488,979	USD	15,116,890	GBP	39,609	—
Bank of America N.A.	1/3/2018	1,158,060	USD	866,124	GBP	—	(13,589)
Bank of America N.A.	1/3/2018	3,631,820	USD	28,355,195	HKD	4,584	—
Bank of America N.A.	1/3/2018	205,275	USD	1,605,093	HKD	—	(51)
Bank of America N.A.	1/3/2018	751,690	USD	2,623,732	ILS	—	(4,069)
Bank of America N.A.	1/3/2018	42,486	USD	148,025	ILS	—	(152)
Bank of America N.A.	1/3/2018	1,455,328	USD	12,050,900	NOK	—	(18,004)
Bank of America N.A.	1/3/2018	82,257	USD	688,616	NOK	—	(1,933)
Bank of America N.A.	1/3/2018	8,451,165	USD	70,242,154	SEK	—	(128,029)
Bank of America N.A.	1/3/2018	477,669	USD	4,010,853	SEK	—	(12,206)
Bank of America N.A.	1/4/2018	13,995,248	CHF	14,361,893	USD	—	(427)
Bank of America N.A.	1/4/2018	659,575	NZD	469,076	USD	14	—
Bank of America N.A.	1/4/2018	263,488	SGD	197,157	USD	9	—
Bank of America N.A.	1/4/2018	14,110,665	USD	13,816,359	CHF	—	(67,230)
Bank of America N.A.	1/4/2018	797,551	USD	787,246	CHF	—	(10,295)
Bank of America N.A.	1/4/2018	460,871	USD	671,898	NZD	—	(16,983)
Bank of America N.A.	1/4/2018	26,049	USD	37,134	NZD	—	(361)
Bank of America N.A.	1/4/2018	193,708	USD	260,881	SGD	—	(1,508)
Bank of America N.A.	1/4/2018	10,949	USD	14,717	SGD	—	(63)
Bank of America N.A.	1/9/2018	1,942,094,737	JPY	17,243,093	USD	580	—
Bank of America N.A.	1/9/2018	16,941,465	USD	1,891,756,830	JPY	144,738	—
Bank of America N.A.	1/9/2018	957,551	USD	108,465,248	JPY	—	(5,502)
Bank of America N.A.	2/2/2018	5,576,787	USD	7,130,274	AUD	—	(308)
Bank of America N.A.	2/2/2018	14,457,621	USD	14,060,774	CHF	—	(663)
Bank of America N.A.	2/2/2018	8,275,523	USD	51,224,743	DKK	—	(1,091)
Bank of America N.A.	2/2/2018	31,957,815	USD	26,569,981	EUR	—	(2,774)
Bank of America N.A.	2/2/2018	21,462,148	USD	15,851,203	GBP	—	(1,302)
Bank of America N.A.	2/2/2018	3,792,726	USD	29,629,284	HKD	122	—
Bank of America N.A.	2/2/2018	800,040	USD	2,774,133	ILS	71	—
Bank of America N.A.	2/2/2018	1,543,180	USD	12,612,345	NOK	—	(117)
Bank of America N.A.	2/2/2018	508,899	USD	715,863	NZD	—	(35)
Bank of America N.A.	2/2/2018	8,379,631	USD	68,486,649	SEK	—	(12)
Bank of America N.A.	2/5/2018	17,221,598	USD	1,937,314,390	JPY	—	(2,036)
Bank of America N.A.	2/5/2018	196,396	USD	262,354	SGD	—	(12)
Bank of Montreal	1/3/2018	5,267,059	AUD	4,119,525	USD	106	—
Bank of Montreal	1/3/2018	37,565,046	DKK	6,058,336	USD	151	—
Bank of Montreal	1/3/2018	20,369,500	EUR	24,459,085	USD	615	—
Bank of Montreal	1/3/2018	11,745,694	GBP	15,888,588	USD	397	—
Bank of Montreal	1/3/2018	22,016,951	HKD	2,816,369	USD	70	—
Bank of Montreal	1/3/2018	2,023,702	ILS	582,916	USD	6	—
Bank of Montreal	1/3/2018	9,231,175	NOK	1,128,567	USD	28	—
Bank of Montreal	1/3/2018	53,656,461	SEK	6,553,625	USD	—	(164)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

Bank of Montreal	1/4/2018	10,663,103	CHF	10,942,397	USD	$—	$(270)
Bank of Montreal	1/4/2018	502,535	NZD	357,394	USD	9	—
Bank of Montreal	1/4/2018	200,740	SGD	150,216	USD	—	(4)
Bank of Montreal	1/9/2018	1,479,678,353	JPY	13,137,597	USD	325	—
Bank of Montreal	2/2/2018	4,248,984	USD	5,432,441	AUD	—	(115)
Bank of Montreal	2/2/2018	11,015,334	USD	10,712,919	CHF	—	(449)
Bank of Montreal	2/2/2018	6,305,161	USD	39,025,006	DKK	—	(286)
Bank of Montreal	2/2/2018	24,348,813	USD	20,243,106	EUR	—	(1,283)
Bank of Montreal	2/2/2018	16,352,116	USD	12,076,975	GBP	—	(811)
Bank of Montreal	2/2/2018	2,889,698	USD	22,576,040	HKD	—	(78)
Bank of Montreal	2/2/2018	609,555	USD	2,113,745	ILS	21	—
Bank of Montreal	2/2/2018	1,175,757	USD	9,609,114	NOK	—	(52)
Bank of Montreal	2/2/2018	387,733	USD	545,417	NZD	—	(24)
Bank of Montreal	2/2/2018	6,384,483	USD	52,180,028	SEK	27	—
Bank of Montreal	2/5/2018	13,121,221	USD	1,475,964,162	JPY	—	(793)
Bank of Montreal	2/5/2018	149,636	USD	199,901	SGD	—	(17)
Barclays Bank PLC	1/3/2018	6,913,009	AUD	5,406,872	USD	139	—
Barclays Bank PLC	1/3/2018	49,304,156	DKK	7,951,565	USD	205	—
Barclays Bank PLC	1/3/2018	26,734,967	EUR	32,102,546	USD	808	—
Barclays Bank PLC	1/3/2018	15,416,175	GBP	20,853,768	USD	459	—
Barclays Bank PLC	1/3/2018	28,897,248	HKD	3,696,482	USD	95	—
Barclays Bank PLC	1/3/2018	2,656,004	ILS	765,073	USD	—	(18)
Barclays Bank PLC	1/3/2018	12,115,868	NOK	1,481,239	USD	36	—
Barclays Bank PLC	1/3/2018	70,424,133	SEK	8,601,631	USD	—	(210)
Barclays Bank PLC	1/3/2018	5,312,291	USD	6,999,075	AUD	—	(162,036)
Barclays Bank PLC	1/3/2018	7,812,470	USD	48,651,212	DKK	—	(33,993)
Barclays Bank PLC	1/3/2018	31,540,985	USD	26,394,903	EUR	—	(154,020)
Barclays Bank PLC	1/3/2018	20,488,979	USD	15,116,221	GBP	40,514	—
Barclays Bank PLC	1/3/2018	3,631,820	USD	28,354,781	HKD	4,637	—
Barclays Bank PLC	1/3/2018	751,690	USD	2,623,616	ILS	—	(4,036)
Barclays Bank PLC	1/3/2018	1,455,328	USD	12,050,379	NOK	—	(17,941)
Barclays Bank PLC	1/3/2018	8,451,165	USD	70,237,818	SEK	—	(127,500)
Barclays Bank PLC	1/4/2018	13,995,377	CHF	14,361,893	USD	—	(295)
Barclays Bank PLC	1/4/2018	659,574	NZD	469,076	USD	13	—
Barclays Bank PLC	1/4/2018	263,421	SGD	197,157	USD	—	(40)
Barclays Bank PLC	1/4/2018	14,110,665	USD	13,816,190	CHF	—	(67,056)
Barclays Bank PLC	1/4/2018	460,871	USD	671,907	NZD	—	(16,989)
Barclays Bank PLC	1/4/2018	193,708	USD	260,892	SGD	—	(1,516)
Barclays Bank PLC	1/9/2018	1,942,055,078	JPY	17,243,093	USD	227	—
Barclays Bank PLC	1/9/2018	16,941,465	USD	1,891,687,370	JPY	145,355	—
Barclays Bank PLC	2/2/2018	5,576,787	USD	7,130,329	AUD	—	(351)
Barclays Bank PLC	2/2/2018	14,457,621	USD	14,060,962	CHF	—	(856)
Barclays Bank PLC	2/2/2018	8,275,523	USD	51,222,359	DKK	—	(706)
Barclays Bank PLC	2/2/2018	31,957,815	USD	26,569,208	EUR	—	(1,844)
Barclays Bank PLC	2/2/2018	21,462,148	USD	15,851,413	GBP	—	(1,588)
Barclays Bank PLC	2/2/2018	3,792,726	USD	29,634,730	HKD	—	(575)
Barclays Bank PLC	2/2/2018	800,040	USD	2,774,459	ILS	—	(23)
Barclays Bank PLC	2/2/2018	1,543,180	USD	12,621,214	NOK	—	(1,202)
Barclays Bank PLC	2/2/2018	508,899	USD	715,863	NZD	—	(35)
Barclays Bank PLC	2/2/2018	8,379,631	USD	68,494,886	SEK	—	(1,020)
Barclays Bank PLC	2/5/2018	17,221,598	USD	1,937,255,836	JPY	—	(1,516)
Barclays Bank PLC	2/5/2018	196,396	USD	262,395	SGD	—	(43)
Citibank N.A.	1/3/2018	6,913,036	AUD	5,406,872	USD	160	—
Citibank N.A.	1/3/2018	49,305,349	DKK	7,951,565	USD	398	—
Citibank N.A.	1/3/2018	26,735,100	EUR	32,102,546	USD	968	—
Citibank N.A.	1/3/2018	15,416,300	GBP	20,853,768	USD	629	—
Citibank N.A.	1/3/2018	28,897,954	HKD	3,696,482	USD	185	—
Citibank N.A.	1/3/2018	2,656,099	ILS	765,073	USD	10	—
Citibank N.A.	1/3/2018	12,115,935	NOK	1,481,239	USD	44	—
Citibank N.A.	1/3/2018	70,427,970	SEK	8,601,631	USD	258	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

Citibank N.A.	1/3/2018	5,312,291	USD	6,999,140	AUD	$—	$(162,087)
Citibank N.A.	1/3/2018	150,128	USD	197,225	AUD	—	(4,132)
Citibank N.A.	1/3/2018	7,812,470	USD	48,656,157	DKK	—	(34,791)
Citibank N.A.	1/3/2018	220,785	USD	1,394,368	DKK	—	(4,099)
Citibank N.A.	1/3/2018	31,540,985	USD	26,395,102	EUR	—	(154,259)
Citibank N.A.	1/3/2018	891,366	USD	756,337	EUR	—	(16,844)
Citibank N.A.	1/3/2018	20,488,979	USD	15,116,957	GBP	39,519	—
Citibank N.A.	1/3/2018	579,030	USD	432,583	GBP	—	(6,147)
Citibank N.A.	1/3/2018	3,631,820	USD	28,353,397	HKD	4,814	—
Citibank N.A.	1/3/2018	102,637	USD	800,851	HKD	191	—
Citibank N.A.	1/3/2018	751,690	USD	2,623,518	ILS	—	(4,008)
Citibank N.A.	1/3/2018	21,243	USD	75,057	ILS	—	(377)
Citibank N.A.	1/3/2018	1,455,328	USD	12,050,242	NOK	—	(17,924)
Citibank N.A.	1/3/2018	41,128	USD	343,980	NOK	—	(927)
Citibank N.A.	1/3/2018	8,451,165	USD	70,239,323	SEK	—	(127,684)
Citibank N.A.	1/3/2018	238,835	USD	2,014,239	SEK	—	(7,179)
Citibank N.A.	1/4/2018	13,996,081	CHF	14,361,893	USD	427	—
Citibank N.A.	1/4/2018	659,575	NZD	469,076	USD	14	—
Citibank N.A.	1/4/2018	263,487	SGD	197,157	USD	9	—
Citibank N.A.	1/4/2018	14,110,665	USD	13,816,415	CHF	—	(67,288)
Citibank N.A.	1/4/2018	398,775	USD	393,320	CHF	—	(4,837)
Citibank N.A.	1/4/2018	460,871	USD	671,859	NZD	—	(16,955)
Citibank N.A.	1/4/2018	13,024	USD	18,626	NZD	—	(223)
Citibank N.A.	1/4/2018	193,708	USD	260,861	SGD	—	(1,493)
Citibank N.A.	1/4/2018	5,474	USD	7,390	SGD	—	(56)
Citibank N.A.	1/9/2018	1,941,975,760	JPY	17,243,093	USD	—	(477)
Citibank N.A.	1/9/2018	16,941,465	USD	1,891,773,771	JPY	144,587	—
Citibank N.A.	1/9/2018	478,775	USD	53,996,244	JPY	—	(652)
Citibank N.A.	2/2/2018	5,576,787	USD	7,130,146	AUD	—	(208)
Citibank N.A.	2/2/2018	14,457,621	USD	14,061,901	CHF	—	(1,823)
Citibank N.A.	2/2/2018	8,275,523	USD	51,223,915	DKK	—	(958)
Citibank N.A.	2/2/2018	31,957,815	USD	26,569,208	EUR	—	(1,844)
Citibank N.A.	2/2/2018	21,462,148	USD	15,851,074	GBP	—	(1,128)
Citibank N.A.	2/2/2018	3,792,726	USD	29,633,293	HKD	—	(392)
Citibank N.A.	2/2/2018	800,040	USD	2,774,318	ILS	18	—
Citibank N.A.	2/2/2018	1,543,180	USD	12,611,785	NOK	—	(48)
Citibank N.A.	2/2/2018	508,899	USD	715,853	NZD	—	(28)
Citibank N.A.	2/2/2018	8,379,631	USD	68,491,299	SEK	—	(581)
Citibank N.A.	2/5/2018	17,221,598	USD	1,937,264,447	JPY	—	(1,592)
Citibank N.A.	2/5/2018	196,396	USD	262,349	SGD	—	(8)
Credit Suisse International	1/3/2018	6,913,009	AUD	5,406,872	USD	139	—
Credit Suisse International	1/3/2018	49,304,116	DKK	7,951,565	USD	199	—
Credit Suisse International	1/3/2018	26,734,967	EUR	32,102,546	USD	808	—
Credit Suisse International	1/3/2018	15,416,220	GBP	20,853,768	USD	521	—
Credit Suisse International	1/3/2018	28,897,954	HKD	3,696,482	USD	185	—
Credit Suisse International	1/3/2018	2,656,199	ILS	765,073	USD	38	—
Credit Suisse International	1/3/2018	12,115,874	NOK	1,481,239	USD	37	—
Credit Suisse International	1/3/2018	70,424,090	SEK	8,601,631	USD	—	(215)
Credit Suisse International	1/4/2018	13,995,320	CHF	14,361,893	USD	—	(354)
Credit Suisse International	1/4/2018	659,572	NZD	469,076	USD	12	—
Credit Suisse International	1/4/2018	263,456	SGD	197,157	USD	—	(14)
Credit Suisse International	1/9/2018	1,942,034,386	JPY	17,243,093	USD	44	—
Credit Suisse International	2/2/2018	5,576,787	USD	7,130,210	AUD	—	(258)
Credit Suisse International	2/2/2018	14,457,621	USD	14,060,701	CHF	—	(589)
Credit Suisse International	2/2/2018	8,275,523	USD	51,221,805	DKK	—	(617)
Credit Suisse International	2/2/2018	31,957,815	USD	26,570,180	EUR	—	(3,013)
Credit Suisse International	2/2/2018	21,462,148	USD	15,851,554	GBP	—	(1,778)
Credit Suisse International	2/2/2018	3,792,726	USD	29,633,369	HKD	—	(401)
Credit Suisse International	2/2/2018	800,040	USD	2,774,718	ILS	—	(97)
Credit Suisse International	2/2/2018	1,543,180	USD	12,612,185	NOK	—	(97)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2017

Credit Suisse International	2/2/2018	508,899	USD	715,880	NZD	$—	$(47)
Credit Suisse International	2/2/2018	8,379,631	USD	68,488,777	SEK	—	(273)
Credit Suisse International	2/5/2018	17,221,598	USD	1,937,279,947	JPY	—	(1,730)
Credit Suisse International	2/5/2018	196,396	USD	262,432	SGD	—	(70)
Goldman Sachs	1/3/2018	5,312,291	USD	6,999,001	AUD	—	(161,979)
Goldman Sachs	1/3/2018	7,812,470	USD	48,655,493	DKK	—	(34,684)
Goldman Sachs	1/3/2018	31,540,985	USD	26,394,461	EUR	—	(153,489)
Goldman Sachs	1/3/2018	20,488,979	USD	15,115,864	GBP	40,997	—
Goldman Sachs	1/3/2018	3,631,820	USD	28,354,795	HKD	4,635	—
Goldman Sachs	1/3/2018	751,690	USD	2,623,659	ILS	—	(4,048)
Goldman Sachs	1/3/2018	1,455,328	USD	12,050,947	NOK	—	(18,010)
Goldman Sachs	1/3/2018	8,451,165	USD	70,242,348	SEK	—	(128,053)
Goldman Sachs	1/4/2018	14,110,665	USD	13,815,992	CHF	—	(66,854)
Goldman Sachs	1/4/2018	460,871	USD	671,898	NZD	—	(16,983)
Goldman Sachs	1/4/2018	193,708	USD	260,884	SGD	—	(1,510)
Goldman Sachs	1/9/2018	16,941,465	USD	1,891,634,851	JPY	145,821	—
HSBC Holdings PLC	1/4/2018	18,529,809	JPY	164,024	USD	466	—
Morgan Stanley & Co. International	1/3/2018	4,047,464	USD	5,332,557	AUD	—	(123,396)
Morgan Stanley & Co. International	1/3/2018	5,952,361	USD	37,067,120	DKK	—	(25,821)
Morgan Stanley & Co. International	1/3/2018	24,031,231	USD	20,110,372	EUR	—	(117,308)
Morgan Stanley & Co. International	1/3/2018	15,610,654	USD	11,516,902	GBP	31,167	—
Morgan Stanley & Co. International	1/3/2018	2,767,105	USD	21,602,855	HKD	3,637	—
Morgan Stanley & Co. International	1/3/2018	572,719	USD	1,998,904	ILS	—	(3,060)
Morgan Stanley & Co. International	1/3/2018	1,108,826	USD	9,181,177	NOK	—	(13,656)
Morgan Stanley & Co. International	1/3/2018	6,438,985	USD	53,514,604	SEK	—	(97,150)
Morgan Stanley & Co. International	1/4/2018	10,750,983	USD	10,526,642	CHF	—	(51,113)
Morgan Stanley & Co. International	1/4/2018	351,141	USD	511,929	NZD	—	(12,943)
Morgan Stanley & Co. International	1/4/2018	147,589	USD	198,763	SGD	—	(1,144)
Morgan Stanley & Co. International	1/9/2018	12,907,783	USD	1,441,246,907	JPY	111,090	—

						$918,514	$(2,949,457)

CURRENCY LEGEND

AUD     Australian dollar

CHF     Swiss franc

DKK     Danish krone

EUR     Euro

GBP     British pound

HKD     Hong Kong dollar

ILS     Israeli New shekel

JPY     Japanese yen

NOK     Norwegian krone

NZD     New Zealand dollar

SEK     Swedish krona

SGD     Singapore dollar

USD     U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Australia - 9.1%
Adelaide Brighton Ltd.(a)	23,537	$120,030
AGL Energy Ltd.	20,278	386,360
Alumina Ltd.	136,856	260,112
Amcor Ltd.	38,525	464,641
AMP Ltd.	105,564	428,522
ASX Ltd.	4,488	192,574
Aurizon Holdings Ltd.	106,795	414,307
Australia & New Zealand Banking Group Ltd.	101,000	2,270,378
Bank of Queensland Ltd.	22,332	222,180
Bendigo & Adelaide Bank Ltd.	23,350	213,132
BHP Billiton Ltd.	98,750	2,283,908
Blackmores Ltd.(a)	924	122,260
Brickworks Ltd.	15,505	180,332
Caltex Australia Ltd.	9,788	260,676
carsales.com Ltd.	13,838	156,831
Coca-Cola Amatil Ltd.	38,983	259,475
Commonwealth Bank of Australia	53,590	3,367,485
Crown Resorts Ltd.	42,021	427,925
CSR Ltd.	39,832	148,296
DuluxGroup Ltd.	19,004	113,858
Event Hospitality and Entertainment Ltd.	11,940	123,927
Fairfax Media Ltd.	109,671	66,908
Flight Centre Travel Group Ltd.(a)	6,100	211,074
Fortescue Metals Group Ltd.	209,219	798,566
Genworth Mortgage Insurance Australia Ltd.	45,846	107,575
Harvey Norman Holdings Ltd.(a)	113,426	369,946
Healthscope Ltd.	101,770	167,159
Insurance Australia Group Ltd.	59,249	335,513
IOOF Holdings Ltd.	13,039	109,327
JB Hi-Fi Ltd.(a)	10,095	196,921
Macquarie Group Ltd.	11,176	870,897
Magellan Financial Group Ltd.	4,320	91,095
Medibank Pvt Ltd.	71,281	183,426
Mineral Resources Ltd.	10,423	172,341
MYOB Group Ltd.	38,837	109,962
National Australia Bank Ltd.	106,399	2,460,815
Nick Scali Ltd.	12,520	64,924
Orora Ltd.	62,622	166,042
Pact Group Holdings Ltd.	21,164	94,023
Platinum Asset Management Ltd.(a)	33,038	199,232
QBE Insurance Group Ltd.	36,945	308,615
Regis Healthcare Ltd.	26,982	74,286
Regis Resources Ltd.	33,099	111,320
Rio Tinto Ltd.	15,310	907,803
Sonic Healthcare Ltd.	15,656	279,929
Suncorp Group Ltd.	40,572	439,825
Tabcorp Holdings Ltd.	137,093	598,330
Telstra Corp., Ltd.	842,123	2,390,960
Vocus Group Ltd.	33,626	79,691
Washington H Soul Pattinson & Co., Ltd.(a)	12,752	177,537
Wesfarmers Ltd.	53,805	1,869,353
Westpac Banking Corp.	124,436	3,051,221
Woodside Petroleum Ltd.	35,758	925,185

Total Australia		30,407,010

Austria - 0.3%
Erste Group Bank AG*	8,744	379,095
EVN AG	7,281	146,009
Oesterreichische Post AG	3,844	172,726
UNIQA Insurance Group AG	14,747	156,186

Total Austria		854,016

Belgium - 2.9%
Ageas	8,281	404,863
Anheuser-Busch InBev S.A.	59,964	6,705,805
bpost S.A.	13,862	422,546
Elia System Operator S.A./N.V.	2,924	168,184
KBC Group N.V.	10,671	911,185
Proximus SADP	15,116	496,438
Solvay S.A.	3,364	468,177

Total Belgium		9,577,198

China - 3.7%
China Jinmao Holdings Group Ltd.	346,000	152,257
China Mobile Ltd.	647,000	6,559,138
China Overseas Land & Investment Ltd.	224,000	720,658
China Power International Development Ltd.	482,000	126,399
China Resources Power Holdings Co., Ltd.	272,000	506,610
China South City Holdings Ltd.	482,000	126,399
CITIC Telecom International Holdings Ltd.	211,000	55,872
CNOOC Ltd.	1,867,000	2,679,664
Guangdong Investment Ltd.	194,000	259,583
Lenovo Group Ltd.	528,000	297,862
Shanghai Industrial Holdings Ltd.	30,000	85,963
Shenzhen Investment Ltd.	414,000	171,589
Sino-Ocean Group Holding Ltd.	270,500	186,509
Sun Art Retail Group Ltd.	278,500	294,272
Yangzijiang Shipbuilding Holdings Ltd.	174,600	192,055
Yuexiu Property Co., Ltd.	760,000	141,942

Total China		12,556,772

Denmark - 0.4%
Danske Bank A/S	22,456	875,003
Scandinavian Tobacco Group A/S Class A(b)	7,166	138,688
Spar Nord Bank A/S	9,786	113,794
Tryg A/S	15,709	393,207

Total Denmark		1,520,692

Finland - 2.1%
DNA Oyj	8,237	154,794
Elisa Oyj	8,669	340,607
Fortum Oyj	69,958	1,386,092
Kesko Oyj Class B	3,810	207,021
Kone Oyj Class B	16,424	883,149
Neste Oyj	10,455	669,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2017

Investments	Shares	Value

Nokia Oyj	175,848	$822,250
Nokian Renkaat Oyj	6,510	295,490
Raisio Oyj Class V	33,236	153,254
Sampo Oyj Class A	17,431	958,647
Stora Enso Oyj Class R	22,212	352,606
Tieto Oyj	5,167	161,194
UPM-Kymmene Oyj	20,635	642,011

Total Finland		7,026,890

France - 10.6%
Amundi S.A.(b)	4,881	414,087
AXA S.A.	71,899	2,135,529
BNP Paribas S.A.	32,212	2,407,841
Bouygues S.A.	16,945	881,253
Carrefour S.A.	24,841	538,117
Casino Guichard Perrachon S.A.	7,593	460,990
CNP Assurances	20,669	477,896
Credit Agricole S.A.	77,043	1,276,683
Electricite de France S.A.	220,408	2,757,819
Engie S.A.	174,699	3,007,176
Eutelsat Communications S.A.	11,841	274,349
Gaztransport Et Technigaz S.A.	4,596	276,496
Klepierre S.A.	5,543	244,044
Lagardere SCA	8,297	266,312
Metropole Television S.A.	7,664	198,185
Natixis S.A.	114,104	903,758
Neopost S.A.	2,411	69,483
Orange S.A.	104,879	1,822,963
Renault S.A.	11,709	1,179,789
Sanofi	44,093	3,804,234
Schneider Electric SE*	19,087	1,624,088
SCOR SE	6,727	270,969
Societe BIC S.A.	1,940	213,527
Societe Generale S.A.	23,311	1,205,049
Suez	24,820	437,074
TOTAL S.A.	133,683	7,391,446
Unibail-Rodamco SE	1,973	497,528
Veolia Environnement S.A.	25,109	641,460

Total France		35,678,145

Germany - 8.8%
Allianz SE Registered Shares	11,748	2,701,491
AURELIUS Equity Opportunities SE & Co. KGaA(a)	1,855	126,877
Axel Springer SE	4,897	382,985
BASF SE	31,460	3,465,678
Bayerische Motoren Werke AG	25,430	2,651,471
CECONOMY AG	2,422	36,660
Daimler AG Registered Shares	54,373	4,622,611
Deutsche Lufthansa AG Registered Shares	13,777	508,214
Deutsche Post AG Registered Shares	41,253	1,969,080
Deutsche Telekom AG Registered Shares	161,959	2,877,338
Evonik Industries AG	18,249	687,423
Freenet AG	8,425	311,798
Hannover Rueck SE	3,473	437,473
Hugo Boss AG	3,176	270,547
Innogy SE(b)	24,605	965,405
MAN SE	4,691	537,384
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,659	1,011,211
ProSiebenSat.1 Media SE	13,615	469,295
Siemens AG Registered Shares	24,056	3,355,161
Talanx AG	7,370	301,516
Telefonica Deutschland Holding AG	173,627	872,745
TUI AG	31,620	651,933
Uniper SE	12,037	375,805

Total Germany		29,590,101

Hong Kong - 2.1%
BOC Hong Kong Holdings Ltd.	198,047	1,003,244
CLP Holdings Ltd.	60,000	613,639
Hang Lung Properties Ltd.	153,000	373,825
Hang Seng Bank Ltd.	35,118	871,515
Henderson Land Development Co., Ltd.	88,000	579,740
Hopewell Holdings Ltd.	31,000	114,407
Hysan Development Co., Ltd.	46,000	243,908
Kowloon Development Co., Ltd.	145,000	153,582
New World Development Co., Ltd.	310,666	466,557
PCCW Ltd.	426,380	247,626
Power Assets Holdings Ltd.	73,018	616,010
Sino Land Co., Ltd.	200,000	354,087
SJM Holdings Ltd.	171,000	153,122
Sun Hung Kai Properties Ltd.	59,000	984,176
Swire Pacific Ltd. Class B	87,500	136,108
Television Broadcasts Ltd.	23,700	85,192
Wharf Holdings Ltd. (The)	62,000	214,140

Total Hong Kong		7,210,878

Ireland - 0.1%
C&C Group PLC	33,121	113,349
Smurfit Kappa Group PLC	8,373	283,431

Total Ireland		396,780

Israel - 0.7%
Amot Investments Ltd.	42,302	254,057
B Communications Ltd.*	6,091	111,691
Bezeq Israeli Telecommunication Corp., Ltd.	179,921	272,604
Delek Automotive Systems Ltd.	18,146	135,743
Israel Chemicals Ltd.	45,827	186,125
Oil Refineries Ltd.	277,328	132,926
Sella Capital Real Estate Ltd.	119,565	249,176
Teva Pharmaceutical Industries Ltd.	48,391	915,089

Total Israel		2,257,411

Italy - 4.1%
A2A SpA	122,290	226,436
ACEA SpA	10,017	185,238
Ascopiave SpA	14,915	63,509
Assicurazioni Generali SpA	53,422	975,067
Atlantia SpA	31,524	996,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2017

Investments	Shares	Value

Azimut Holding SpA	6,317	$121,140
Banca Generali SpA	3,601	119,950
Banca Mediolanum SpA	27,787	240,740
Ei Towers SpA	1,525	97,970
Enav SpA(b)	32,528	176,159
Enel SpA	503,852	3,103,781
Eni SpA	210,975	3,496,076
ERG SpA	8,933	165,192
FinecoBank Banca Fineco SpA	18,137	185,883
Hera SpA	50,097	175,055
Intesa Sanpaolo SpA RSP	53,439	170,691
Iren SpA	43,696	131,175
Italgas SpA	37,671	230,248
MARR SpA	4,057	104,838
Poste Italiane SpA(b)	50,626	381,468
Saras SpA	49,388	118,847
Snam SpA	185,350	908,079
Societa Iniziative Autostradali e Servizi SpA	11,193	208,597
Telecom Italia SpA RSP	253,035	181,091
Terna Rete Elettrica Nazionale SpA	77,308	449,676
Tod’s SpA(a)	1,396	102,088
UnipolSai Assicurazioni SpA	131,859	308,281
Total Italy		13,623,593
Japan - 9.5%
Aida Engineering Ltd.	11,700	143,329
Amada Holdings Co., Ltd.	16,500	224,687
Aozora Bank Ltd.	3,600	140,133
Bridgestone Corp.	22,200	1,032,256
Canon, Inc.	48,300	1,800,799
Chugoku Electric Power Co., Inc. (The)	17,900	192,427
Daito Trust Construction Co., Ltd.	2,000	407,901
Daiwa Securities Group, Inc.	46,000	288,659
Dexerials Corp.	9,100	117,860
Fields Corp.	6,600	70,775
Heiwa Corp.	4,900	92,041
Hokuriku Electric Power Co.(a)	12,300	99,033
ITOCHU Corp.	57,700	1,077,169
Japan Post Holdings Co., Ltd.	99,900	1,145,768
Japan Tobacco, Inc.	63,300	2,040,322
Konica Minolta, Inc.	24,200	232,870
Lawson, Inc.	2,800	186,170
Leopalace21 Corp.	20,700	160,969
Marubeni Corp.	64,500	467,274
Matsui Securities Co., Ltd.	10,700	90,330
Mitsubishi Corp.	57,300	1,583,443
Mitsui & Co., Ltd.	68,800	1,118,878
Mizuho Financial Group, Inc.	573,200	1,041,072
MS&AD Insurance Group Holdings, Inc.	12,000	406,285
Nippon Commercial Development Co., Ltd.(a)	6,400	97,832
Nissan Motor Co., Ltd.	193,400	1,928,850
Nomura Holdings, Inc.	73,500	433,953
North Pacific Bank Ltd.	31,100	104,357
NSK Ltd.	19,700	310,234
Onward Holdings Co., Ltd.	12,200	105,701
Resona Holdings, Inc.	48,300	288,599
Ricoh Co., Ltd.	32,500	302,064
Sankyo Co., Ltd.	4,700	147,905
Sanrio Co., Ltd.(a)	5,700	95,430
Sekisui House Ltd.	23,400	422,820
Senko Group Holdings Co., Ltd.	18,400	132,957
Showa Shell Sekiyu K.K.	15,600	211,878
SKY Perfect JSAT Holdings, Inc.	23,700	108,559
Sony Financial Holdings, Inc.	9,800	173,642
Star Micronics Co., Ltd.	7,100	122,651
Subaru Corp.	30,400	966,917
Sumitomo Corp.	47,200	802,379
Sumitomo Mitsui Financial Group, Inc.	30,100	1,300,726
Sumitomo Mitsui Trust Holdings, Inc.	8,700	345,451
Sumitomo Rubber Industries Ltd.(a)	9,200	171,178
Takaoka Toko Co., Ltd.	5,900	96,369
Takeda Pharmaceutical Co., Ltd.	25,900	1,471,690
Toyota Motor Corp.	118,200	7,568,368
Total Japan		31,870,960
Netherlands - 1.7%
ABN AMRO Group N.V. CVA(b)	22,435	724,685
Aegon N.V.	81,429	519,700
ASR Nederland N.V.	3,935	162,096
BE Semiconductor Industries N.V.	1,693	142,124
Beter Bed Holding N.V.	4,527	71,973
Boskalis Westminster	6,541	246,865
Corbion N.V.	3,320	107,640
Euronext N.V.(b)	2,074	129,031
ING Groep N.V.	99,978	1,839,821
Koninklijke KPN N.V.	141,586	494,408
NN Group N.V.	10,193	442,100
Philips Lighting N.V.(b)	5,187	190,593
Randstad Holding N.V.	7,143	439,502
Steinhoff International Holdings N.V.	144,606	55,045
Total Netherlands		5,565,583
New Zealand - 0.8%
Air New Zealand Ltd.	92,656	210,211
Auckland International Airport Ltd.	39,153	180,440
Chorus Ltd.(a)	38,580	115,240
Contact Energy Ltd.	42,584	168,389
EBOS Group Ltd.	8,667	114,342
Fletcher Building Ltd.	44,668	241,436
Genesis Energy Ltd.	93,204	167,042
Investore Property Ltd.(a)	325,964	345,420
Mercury NZ Ltd.	72,391	173,503
Meridian Energy Ltd.	122,527	254,888
SKYCITY Entertainment Group Ltd.	44,339	130,866
Spark New Zealand Ltd.	125,318	323,528
Trade Me Group Ltd.	25,457	87,628
Trustpower Ltd.	27,825	118,339
Vector Ltd.(a)	70,137	173,089
Total New Zealand		2,804,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2017

Investments	Shares	Value

Norway - 2.7%
Aker ASA Class A	4,074	$200,728
Aker BP ASA	8,917	220,108
Atea ASA*	8,873	125,295
Austevoll Seafood ASA	14,053	117,261
Borregaard ASA	8,351	83,210
DNB ASA	41,827	777,799
Europris ASA(b)	28,286	115,505
Gjensidige Forsikring ASA	16,907	320,184
Marine Harvest ASA*	36,918	627,385
Orkla ASA	32,911	350,260
Salmar ASA	7,836	236,440
Statoil ASA	168,571	3,610,756
Telenor ASA	87,514	1,882,021
Yara International ASA	9,979	459,583
Total Norway		9,126,535
Portugal - 0.7%
CTT - Correios de Portugal S.A.	21,150	89,067
EDP - Energias de Portugal S.A.	183,784	636,685
Galp Energia, SGPS, S.A.	31,357	577,040
Jeronimo Martins, SGPS, S.A.	20,599	400,588
Navigator Co. S.A. (The)	50,057	255,581
REN - Redes Energeticas Nacionais, SGPS, S.A.	60,179	179,140
Sonae, SGPS, S.A.	137,442	185,835
Total Portugal		2,323,936
Singapore - 2.2%
Accordia Golf Trust	263,300	134,960
Bukit Sembawang Estates Ltd.	33,700	158,111
ComfortDelGro Corp., Ltd.	119,000	176,309
DBS Group Holdings Ltd.	44,300	823,747
Frasers Centrepoint Ltd.(a)	254,900	396,731
Hutchison Port Holdings Trust	949,423	394,011
Keppel Corp., Ltd.	70,900	389,939
M1 Ltd.(a)	66,400	88,441
Olam International Ltd.(a)	106,400	161,622
Oversea - Chinese Banking Corp., Ltd.	81,747	757,891
SATS Ltd.	34,900	135,798
Singapore Airlines Ltd.	46,900	374,456
Singapore Exchange Ltd.	20,400	113,571
Singapore Post Ltd.(a)	139,300	129,252
Singapore Technologies Engineering Ltd.	140,400	342,490
Singapore Telecommunications Ltd.	707,600	1,890,251
StarHub Ltd.(a)	134,200	286,194
United Overseas Bank Ltd.	26,950	533,394
Total Singapore		7,287,168
Spain - 5.0%
Abertis Infraestructuras S.A.	41,260	919,060
Acciona S.A.	2,175	177,703
Acerinox S.A.	12,465	178,343
ACS Actividades de Construccion y Servicios S.A.	11,276	441,682
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	13,153	137,409
Banco Bilbao Vizcaya Argentaria S.A.	197,721	1,688,555
Banco Santander S.A.	321,208	2,113,287
Bolsas y Mercados Espanoles SHMSF S.A.(a)	3,123	99,565
CaixaBank S.A.	118,055	551,307
Cia de Distribucion Integral Logista Holdings S.A.	5,379	123,821
Distribuidora Internacional de Alimentacion S.A.(a)	25,325	130,855
Enagas S.A.	13,962	400,194
Endesa S.A.	61,203	1,312,210
Ferrovial S.A.	29,218	663,983
Gas Natural SDG S.A.	43,903	1,014,836
Iberdrola S.A.	240,454	1,865,242
Mapfre S.A.	91,014	292,678
Mediaset Espana Comunicacion S.A.	17,329	194,748
Red Electrica Corp. S.A.	20,215	454,170
Repsol S.A.	59,301	1,049,972
Saeta Yield S.A.	7,295	85,934
Telefonica S.A.	266,415	2,599,278
Zardoya Otis S.A.	22,161	242,692
Total Spain		16,737,524
Sweden - 2.2%
Axfood AB	9,133	176,357
Clas Ohlson AB Class B	5,601	76,960
Holmen AB Class B	2,797	148,946
ICA Gruppen AB(a)	6,488	236,064
JM AB	3,434	78,390
Kinnevik AB Class B	6,591	223,229
Modern Times Group MTG AB Class B	4,186	176,285
NetEnt AB*	10,627	73,334
Nordea Bank AB	139,207	1,688,336
Peab AB	13,581	117,108
Skandinaviska Enskilda Banken AB Class A	72,266	849,981
Skanska AB Class B	20,481	425,254
SKF AB Class B	16,011	356,300
Swedbank AB Class A	45,054	1,089,000
Tele2 AB Class B	33,141	408,014
Telia Co. AB	275,202	1,228,535
Total Sweden		7,352,093
Switzerland - 7.8%
ABB Ltd. Registered Shares	71,432	1,914,627
Ascom Holding AG Registered Shares	5,260	136,021
Baloise Holding AG Registered Shares	1,596	248,449
Credit Suisse Group AG Registered Shares*	70,285	1,254,960
Kuehne + Nagel International AG Registered Shares	4,109	727,350
LafargeHolcim Ltd. Registered Shares*	21,917	1,235,853
Mobilezone Holding AG Registered Shares(a)	10,562	139,273
Novartis AG Registered Shares	91,950	7,774,941
Oriflame Holding AG	2,269	93,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2017

Investments	Shares	Value

Roche Holding AG Genusschein	23,369	$5,911,194
SGS S.A. Registered Shares	264	688,378
Sunrise Communications Group AG*(b)	2,695	246,131
Swiss Re AG	12,176	1,140,133
Swisscom AG Registered Shares	2,417	1,286,008
UBS Group AG Registered Shares*	92,798	1,708,359
VAT Group AG*(b)	1,389	205,820
Zurich Insurance Group AG	5,349	1,628,028
Total Switzerland		26,339,278
United Kingdom - 22.2%
Admiral Group PLC	9,859	267,002
Aggreko PLC	11,786	127,389
Ashmore Group PLC	28,063	153,785
AstraZeneca PLC	51,624	3,576,217
Aviva PLC	113,362	776,720
Babcock International Group PLC	24,403	232,894
BAE Systems PLC	106,683	826,927
Barratt Developments PLC	59,178	518,343
BBA Aviation PLC	51,780	244,949
BCA Marketplace PLC(a)	53,990	149,137
Beazley PLC	21,065	152,309
Bellway PLC	5,904	284,564
Berkeley Group Holdings PLC	8,896	505,070
BHP Billiton PLC	77,205	1,590,085
Booker Group PLC	99,877	309,399
Bovis Homes Group PLC	10,201	161,729
BP PLC	1,321,068	9,341,038
British American Tobacco PLC	57,817	3,924,675
Britvic PLC	17,470	192,605
BT Group PLC	492,842	1,811,402
Capita PLC	44,599	241,868
Card Factory PLC	40,646	162,257
Central Asia Metals PLC	32,531	134,659
Centrica PLC	341,237	633,788
Crest Nicholson Holdings PLC	16,267	119,928
Dairy Crest Group PLC(a)	15,433	120,356
Direct Line Insurance Group PLC	40,416	208,686
Dixons Carphone PLC	56,831	152,987
DS Smith PLC	35,984	251,905
Dunelm Group PLC	16,598	155,487
easyJet PLC	18,078	358,021
Elementis PLC	39,207	152,800
Essentra PLC	12,511	89,614
esure Group PLC	22,242	74,768
Fidessa Group PLC	2,924	100,112
G4S PLC	51,187	184,879
Galliford Try PLC	9,879	171,859
Games Workshop Group PLC	4,898	174,457
GlaxoSmithKline PLC	235,654	4,215,877
HSBC Holdings PLC	678,925	7,043,330
Imperial Brands PLC	43,076	1,844,861
Inmarsat PLC	24,604	163,353
Investec PLC	20,819	150,672
ITV PLC	291,734	653,134
J Sainsbury PLC	91,725	299,532
Jupiter Fund Management PLC	25,029	212,797
Kcom Group PLC	63,898	78,443
Kingfisher PLC	95,389	435,759
Legal & General Group PLC	206,680	764,109
Lloyds Banking Group PLC	1,604,759	1,477,472
Man Group PLC	75,655	211,644
Marks & Spencer Group PLC	93,330	397,442
Meggitt PLC	39,069	254,846
National Express Group PLC	34,052	175,457
National Grid PLC	158,102	1,871,598
NEX Group PLC	17,022	139,656
Next PLC	6,123	374,801
Old Mutual PLC	106,432	333,592
Pagegroup PLC	22,492	142,242
PayPoint PLC	8,308	102,609
Pearson PLC	62,487	622,136
Pennon Group PLC	19,923	211,025
Persimmon PLC	18,376	680,616
Rio Tinto PLC	58,533	3,121,296
Royal Dutch Shell PLC Class A	320,318	10,746,091
Royal Mail PLC	62,132	380,322
Saga PLC	25,241	43,022
Schroders PLC Non-Voting Shares	3,778	128,176
Severn Trent PLC	8,885	259,855
SSE PLC	60,553	1,081,252
Standard Life Aberdeen PLC	118,370	699,106
SThree PLC	20,042	99,771
Stock Spirits Group PLC	18,410	66,930
TalkTalk Telecom Group PLC(a)	107,656	221,214
Tate & Lyle PLC	20,869	198,461
Telecom Plus PLC	5,732	93,125
United Utilities Group PLC	29,925	335,790
Vodafone Group PLC	1,612,512	5,126,114
William Hill PLC	54,513	237,451
Total United Kingdom		74,329,649

TOTAL COMMON STOCKS (Cost: $311,523,470)		334,436,573

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $1,922,118)(d)	1,922,118	1,922,118
TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $313,445,588)		336,358,691
Other Assets less Liabilities - (0.3)%		(1,024,418)
NET ASSETS - 100.0%		$335,334,273

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2017

(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $3,429,265 and the total market value of the collateral held by the Fund was $3,920,649. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,998,531. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA - Certificaten Van Aandelen (Certificate of Stock)
RSP - Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of Montreal	1/2/2018	43,468	USD	36,200	EUR	$—	$(1)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Austria - 6.3%
Australia & New Zealand Banking Group Ltd.	136,646	$3,071,664
BHP Billiton Ltd.	92,354	2,135,980
Commonwealth Bank of Australia	75,427	4,739,677
CSL Ltd.	6,804	751,963
Macquarie Group Ltd.	16,096	1,254,291
National Australia Bank Ltd.	145,103	3,355,968
Rio Tinto Ltd.	16,624	985,717
Telstra Corp., Ltd.	882,575	2,505,811
Wesfarmers Ltd.	57,859	2,010,201
Westpac Banking Corp.	173,672	4,258,508
Woodside Petroleum Ltd.	30,669	793,515
Woolworths Group Ltd.	32,900	702,504
Total Australia		26,565,799
Austria - 0.3%
Erste Group Bank AG*	11,288	489,390
OMV AG	9,144	580,080
Total Austria		1,069,470
Belgium - 1.9%
Anheuser-Busch InBev S.A.	62,123	6,947,248
KBC Group N.V.	14,070	1,201,422
Total Belgium		8,148,670
China - 2.7%
China Mobile Ltd.	682,986	6,923,956
China Overseas Land & Investment Ltd.	294,000	945,864
CITIC Ltd.	792,273	1,143,213
CNOOC Ltd.	1,761,529	2,528,284
Total China		11,541,317
Denmark - 1.3%
Coloplast A/S Class B	5,213	414,911
Danske Bank A/S	31,107	1,212,091
Novo Nordisk A/S Class B	56,171	3,030,321
Orsted A/S(a)	9,644	526,808
Vestas Wind Systems A/S	3,913	270,611
Total Denmark		5,454,742
Finland - 0.8%
Kone Oyj Class B	15,632	840,561
Nokia Oyj	181,426	848,333
Sampo Oyj Class A	22,580	1,241,824
UPM-Kymmene Oyj	20,255	630,189
Total Finland		3,560,907
France - 13.5%
Aeroports de Paris	2,035	387,315
Air Liquide S.A.	10,330	1,303,068
Airbus SE	15,071	1,502,073
AXA S.A.	96,249	2,858,768
BNP Paribas S.A.	43,677	3,264,848
Bouygues S.A.	15,059	783,168
Capgemini SE	3,429	407,184
Carrefour S.A.	24,362	527,740
Christian Dior SE	3,047	1,114,299
Cie de Saint-Gobain	15,102	833,824
Cie Generale des Etablissements Michelin	4,904	703,997
CNP Assurances	22,659	523,908
Credit Agricole S.A.	100,862	1,671,388
Danone S.A.	17,150	1,440,531
Electricite de France S.A.	224,585	2,810,083
Engie S.A.	177,809	3,060,710
Essilor International Cie Generale d’Optique S.A.	2,967	409,541
Hermes International	971	520,317
Kering	2,444	1,153,359
L’Oreal S.A.	9,846	2,186,678
Legrand S.A.	6,595	508,338
LVMH Moet Hennessy Louis Vuitton SE	9,654	2,844,806
Natixis S.A.	148,689	1,177,688
Orange S.A.	107,024	1,860,247
Pernod Ricard S.A.	4,326	685,436
Peugeot S.A.	22,702	462,203
Publicis Groupe S.A.	6,800	462,572
Renault S.A.	11,572	1,165,985
Safran S.A.	9,273	956,610
Sanofi	45,035	3,885,507
Schneider Electric SE*	16,568	1,409,750
Societe Generale S.A.	31,084	1,606,870
Sodexo S.A.	4,140	557,036
Thales S.A.	3,339	360,371
TOTAL S.A.	138,366	7,650,373
Unibail-Rodamco SE	3,556	896,710
Valeo S.A.	5,368	401,386
Vinci S.A.	16,165	1,652,841
Vivendi S.A.	31,682	852,941
Total France		56,860,469
Germany - 9.5%
adidas AG	2,633	528,479
Allianz SE Registered Shares	16,821	3,868,043
BASF SE	31,854	3,509,082
Bayer AG Registered Shares	19,352	2,416,740
Bayerische Motoren Werke AG	25,681	2,677,642
Continental AG	4,471	1,208,243
Covestro AG(a)	4,679	483,363
Daimler AG Registered Shares	54,866	4,664,524
Deutsche Bank AG Registered Shares	22,528	429,445
Deutsche Boerse AG	5,251	610,363
Deutsche Post AG Registered Shares	41,986	2,004,068
Deutsche Telekom AG Registered Shares	169,797	3,016,586
E.ON SE	47,843	520,553
Evonik Industries AG	16,282	613,328
Fresenius Medical Care AG & Co. KGaA	3,813	401,914
Fresenius SE & Co. KGaA	4,923	384,664
HeidelbergCement AG	4,390	475,754
Henkel AG & Co. KGaA	3,986	478,639
Infineon Technologies AG	16,411	449,994
Innogy SE(a)	25,719	1,009,115
Linde AG*	4,161	972,575
MAN SE	4,018	460,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2017

Investments	Shares	Value

Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,463	$1,402,760
SAP SE	17,410	1,953,659
Siemens AG Registered Shares	24,696	3,444,424
Telefonica Deutschland Holding AG	178,226	895,862
Volkswagen AG	4,475	906,523

Total Germany		39,786,629

Hong Kong - 2.7%
AIA Group Ltd.	147,400	1,256,727
BOC Hong Kong Holdings Ltd.	307,715	1,558,788
CLP Holdings Ltd.	82,000	838,640
Galaxy Entertainment Group Ltd.	47,000	376,972
Hang Seng Bank Ltd.	57,395	1,424,357
Henderson Land Development Co., Ltd.	103,606	682,551
Hong Kong & China Gas Co., Ltd.	296,891	581,834
Hong Kong Exchanges & Clearing Ltd.	22,400	687,132
MTR Corp., Ltd.	156,500	916,902
Power Assets Holdings Ltd.	76,500	645,386
Sun Hung Kai Properties Ltd.	74,442	1,241,763
Swire Properties Ltd.	141,600	456,465
Wharf Holdings Ltd. (The)	88,000	303,941
Wheelock & Co., Ltd.	37,000	264,107

Total Hong Kong		11,235,565

Ireland - 0.2%
CRH PLC	18,508	665,732

Israel - 0.2%
Teva Pharmaceutical Industries Ltd.	49,352	933,262

Italy - 3.3%
Assicurazioni Generali SpA	73,862	1,348,141
Atlantia SpA	33,683	1,064,554
Enel SpA	538,466	3,317,007
Eni SpA	219,385	3,635,438
Intesa Sanpaolo SpA	911,579	3,032,109
Luxottica Group SpA	8,246	506,477
Snam SpA	194,553	953,167

Total Italy		13,856,893

Japan - 14.6%
Asahi Group Holdings Ltd.	7,900	392,020
Astellas Pharma, Inc.	60,700	774,309
Bridgestone Corp.	25,400	1,181,049
Canon, Inc.	54,700	2,039,414
Chugai Pharmaceutical Co., Ltd.	9,300	476,352
Dai-ichi Life Holdings, Inc.	22,800	470,370
Daiichi Sankyo Co., Ltd.	24,100	628,333
Daikin Industries Ltd.	4,400	520,852
Daiwa House Industry Co., Ltd.	15,700	603,053
Denso Corp.	21,500	1,290,763
East Japan Railway Co.	6,300	614,900
Eisai Co., Ltd.	9,100	518,292
FANUC Corp.	3,800	912,810
Fast Retailing Co., Ltd.	1,000	398,668
FUJIFILM Holdings Corp.	12,600	515,073
Hitachi Ltd.	109,000	849,455
Honda Motor Co., Ltd.	58,400	2,002,138
Hoya Corp.	7,800	389,688
ITOCHU Corp.	60,300	1,125,707
Japan Post Holdings Co., Ltd.	142,800	1,637,795
Japan Tobacco, Inc.	67,009	2,159,873
JXTG Holdings, Inc.	102,400	660,850
Kao Corp.	9,500	642,526
KDDI Corp.	77,300	1,924,437
Kirin Holdings Co., Ltd.	18,000	453,875
Komatsu Ltd.	23,500	850,715
Kubota Corp.	24,200	474,655
Mitsubishi Corp.	59,200	1,635,949
Mitsubishi Electric Corp.	43,000	714,376
Mitsubishi UFJ Financial Group, Inc.	295,500	2,167,787
Mitsui & Co., Ltd.	66,100	1,074,969
Mitsui Fudosan Co., Ltd.	14,200	318,287
Mizuho Financial Group, Inc.	763,698	1,387,063
MS&AD Insurance Group Holdings, Inc.	17,300	585,728
Murata Manufacturing Co., Ltd.	3,300	442,929
Nintendo Co., Ltd.	2,000	731,292
Nippon Steel & Sumitomo Metal Corp.	17,800	456,811
Nippon Telegraph & Telephone Corp.	50,100	2,357,569
Nissan Motor Co., Ltd.	199,600	1,990,684
Nomura Holdings, Inc.	90,800	536,095
NTT DOCOMO, Inc.	120,900	2,855,880
Otsuka Holdings Co., Ltd.	13,000	571,008
Panasonic Corp.	45,300	663,314
Recruit Holdings Co., Ltd.	21,500	534,399
Secom Co., Ltd.	5,100	385,137
Seven & I Holdings Co., Ltd.	18,800	781,539
Shin-Etsu Chemical Co., Ltd.	7,700	782,645
SoftBank Group Corp.	6,500	514,692
Sompo Holdings, Inc.	8,400	325,411
Subaru Corp.	31,900	1,014,627
Sumitomo Corp.	45,800	778,580
Sumitomo Mitsui Financial Group, Inc.	40,700	1,758,789
Takeda Pharmaceutical Co., Ltd.	27,800	1,579,652
Tokio Marine Holdings, Inc.	19,100	871,665
Tokyo Electron Ltd.	3,900	706,258
Toyota Motor Corp.	123,100	7,882,115
Yahoo Japan Corp.	119,800	549,814

Total Japan		61,463,036

Netherlands - 2.0%
ABN AMRO Group N.V. CVA(a)	28,284	913,616
Akzo Nobel N.V.	5,974	523,815
ASML Holding N.V.	5,024	875,664
Heineken Holding N.V.	4,008	397,008
Heineken N.V.	9,944	1,038,010
ING Groep N.V.	144,224	2,654,048
Koninklijke Ahold Delhaize N.V.	36,632	806,515
Koninklijke Philips N.V.	25,868	979,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2017

Investments	Shares	Value

Steinhoff International Holdings N.V.	149,332	$56,844

Total Netherlands		8,245,225

Norway - 1.6%
DNB ASA	53,964	1,003,493
Statoil ASA	173,918	3,725,288
Telenor ASA	89,533	1,925,441

Total Norway		6,654,222

Singapore - 1.3%
DBS Group Holdings Ltd.	58,400	1,085,932
Oversea-Chinese Banking Corp., Ltd.	111,455	1,033,319
Singapore Telecommunications Ltd.	779,500	2,082,322
United Overseas Bank Ltd.	39,286	777,548
Wilmar International Ltd.	129,100	298,503

Total Singapore		5,277,624

Spain - 4.6%
Abertis Infraestructuras S.A.	46,645	1,039,010
Aena SME S.A.(a)	3,370	683,892
Amadeus IT Group S.A.	11,959	863,202
Banco Bilbao Vizcaya Argentaria S.A.	265,354	2,266,147
Banco Santander S.A.	423,707	2,787,647
CaixaBank S.A.	170,871	797,953
Endesa S.A.	65,913	1,413,194
Ferrovial S.A.	31,414	713,888
Gas Natural SDG S.A.	47,888	1,106,950
Iberdrola S.A.	270,236	2,096,266
Industria de Diseno Textil S.A.	56,647	1,975,691
Repsol S.A.	57,449	1,017,180
Telefonica S.A.	250,294	2,441,994

Total Spain		19,203,014

Sweden - 2.5%
Assa Abloy AB Class B	19,164	398,845
Atlas Copco AB Class A	21,901	947,461
Hennes & Mauritz AB Class B	35,906	742,459
Nordea Bank AB	190,083	2,305,373
Sandvik AB	29,588	519,303
Skandinaviska Enskilda Banken AB Class A	88,448	1,040,310
Svenska Handelsbanken AB Class A	66,037	904,959
Swedbank AB Class A	55,808	1,348,935
Telefonaktiebolaget LM Ericsson Class B	58,886	387,299
Telia Co. AB	289,850	1,293,926
Volvo AB Class B	42,928	800,624

Total Sweden		10,689,494

Switzerland - 9.5%
ABB Ltd. Registered Shares	71,416	1,914,198
Cie Financiere Richemont S.A. Registered Shares	11,706	1,060,687
Credit Suisse Group AG Registered Shares*	85,939	1,534,467
EMS-Chemie Holding AG Registered Shares	606	404,518
Geberit AG Registered Shares	980	431,522
Givaudan S.A. Registered Shares	296	684,035
Kuehne + Nagel International AG Registered Shares	4,418	782,047
LafargeHolcim Ltd. Registered Shares*	22,520	1,269,855
Nestle S.A. Registered Shares	91,179	7,840,739
Novartis AG Registered Shares	94,729	8,009,923
Partners Group Holding AG(b)	646	442,820
Roche Holding AG Bearer Shares	5,174	1,307,172
Roche Holding AG Genusschein	24,266	6,138,090
SGS S.A. Registered Shares	250	651,873
Swiss Re AG	16,306	1,526,857
Swisscom AG Registered Shares	2,612	1,389,761
UBS Group AG Registered Shares*	120,574	2,219,700
Zurich Insurance Group AG	7,308	2,224,272

Total Switzerland		39,832,536

United Kingdom - 20.9%
Associated British Foods PLC	10,155	387,388
AstraZeneca PLC	53,438	3,701,881
Aviva PLC	141,802	971,582
BAE Systems PLC	115,989	899,061
Barclays PLC	186,627	512,746
BHP Billiton PLC	76,940	1,584,627
BP PLC	1,364,247	9,646,349
British American Tobacco PLC	61,424	4,169,522
BT Group PLC	515,627	1,895,146
Coca-Cola European Partners PLC	9,733	388,372
Compass Group PLC	44,161	955,821
Diageo PLC	68,528	2,526,109
GlaxoSmithKline PLC	239,558	4,285,720
HSBC Holdings PLC	946,646	9,820,731
Imperial Brands PLC	45,791	1,961,140
Legal & General Group PLC	262,140	969,149
Lloyds Banking Group PLC	2,191,225	2,017,420
National Grid PLC	171,807	2,033,836
Prudential PLC	53,577	1,381,035
Reckitt Benckiser Group PLC	15,359	1,437,553
RELX N.V.	28,134	647,457
RELX PLC	25,984	611,256
Rio Tinto PLC	62,091	3,311,027
Royal Dutch Shell PLC Class A	326,806	10,963,751
Royal Dutch Shell PLC Class B	276,798	9,392,788
Smith & Nephew PLC	19,962	347,806
SSE PLC	67,281	1,201,390
Unilever N.V. CVA	45,176	2,547,184
Unilever PLC	35,859	2,001,208
Vodafone Group PLC	1,686,465	5,361,208

Total United Kingdom		87,930,263

TOTAL COMMON STOCKS (Cost: $370,061,977)		418,974,869

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2017

Investments	Shares	Value

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/5/18* (Cost $26,012)	56,755	$25,829

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(b)(c) (Cost: $57,304)	994	68,566

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $588,922)(e)	588,922	588,922

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $370,734,215)		419,658,186
Other Assets less Liabilities - 0.2%		655,763

NET ASSETS - 100.0%		$420,313,949

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)	At December 31, 2017, the total market value of the Fund’s securities on loan was $463,273 and the total market value of the collateral held by the Fund was $588,922.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

Australia - 8.7%
AGL Energy Ltd.	42,694	$813,456
Alumina Ltd.	247,644	470,678
Amcor Ltd.	78,206	943,223
AMP Ltd.	300,282	1,218,952
Aristocrat Leisure Ltd.	19,372	359,098
ASX Ltd.	14,086	604,413
Aurizon Holdings Ltd.	189,973	736,993
Bank of Queensland Ltd.	48,160	479,141
Bendigo & Adelaide Bank Ltd.	55,638	507,846
Boral Ltd.	65,202	397,272
Brambles Ltd.	89,931	708,319
Caltex Australia Ltd.	17,660	470,325
Challenger Ltd.	33,133	363,587
CIMIC Group Ltd.	18,420	741,251
Coca-Cola Amatil Ltd.	84,504	562,467
Cochlear Ltd.	2,330	312,051
Computershare Ltd.	30,570	389,738
Crown Resorts Ltd.	78,109	795,430
Downer EDI Ltd.	36,548	198,101
Fortescue Metals Group Ltd.	416,004	1,587,843
Harvey Norman Holdings Ltd.(a)	194,875	635,598
Incitec Pivot Ltd.	81,467	248,506
Insurance Australia Group Ltd.	168,881	956,334
Magellan Financial Group Ltd.	11,533	243,194
Medibank Pvt Ltd.	203,900	524,691
Newcrest Mining Ltd.	18,407	328,540
Orica Ltd.	16,694	236,336
Qantas Airways Ltd.	100,478	396,088
QBE Insurance Group Ltd.	105,082	877,788
Qube Holdings Ltd.(a)	70,849	143,524
Ramsay Health Care Ltd.	8,059	441,991
REA Group Ltd.	4,592	275,299
Seek Ltd.	19,783	294,147
Sonic Healthcare Ltd.	27,750	496,169
South32 Ltd.	250,807	684,629
Star Entertainment Grp Ltd. (The)	56,583	269,079
Suncorp Group Ltd.	116,391	1,261,748
Tabcorp Holdings Ltd.	187,328	817,576
TPG Telecom Ltd.(a)	54,993	282,594
Treasury Wine Estates Ltd.	32,195	401,894
Washington H Soul Pattinson & Co., Ltd.(a)	16,827	234,270

Total Australia		22,710,179

Austria - 0.8%
Andritz AG	6,688	378,137
Lenzing AG	1,487	189,005
Oesterreichische Post AG	7,210	323,974
Telekom Austria AG*	44,253	410,712
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,957	184,301
Voestalpine AG	10,462	626,191

Total Austria		2,112,320

Belgium - 2.3%
Ackermans & van Haaren N.V.	1,367	238,263
Ageas	19,295	943,344
Bekaert S.A.	3,055	133,696
bpost S.A.	24,185	737,215
Colruyt S.A.	8,427	438,766
Elia System Operator S.A./N.V.	4,807	276,491
Melexis N.V.	3,130	317,105
Proximus SADP	33,770	1,109,070
Solvay S.A.	5,577	776,166
UCB S.A.	7,552	600,150
Umicore S.A.	11,508	545,221

Total Belgium		6,115,487

China - 2.6%
Beijing Enterprises Holdings Ltd.	72,200	428,547
China Everbright International Ltd.	226,000	322,638
China Jinmao Holdings Group Ltd.	809,242	356,107
China Power International Development Ltd.	943,666	247,466
China Resources Pharmaceutical Group Ltd.(a)(b)	126,500	163,762
China Resources Power Holdings Co., Ltd.	514,000	957,343
CSPC Pharmaceutical Group Ltd.	182,000	367,385
Fosun International Ltd.	305,500	676,865
Guangdong Investment Ltd.	508,208	680,012
Lenovo Group Ltd.	1,206,000	680,345
Shanghai Industrial Holdings Ltd.	79,500	227,803
Shenzhen Investment Ltd.	630,000	261,113
Sino-Ocean Group Holding Ltd.	801,464	552,607
Sun Art Retail Group Ltd.	631,500	667,262
Yangzijiang Shipbuilding Holdings Ltd.	242,600	266,853

Total China		6,856,108

Denmark - 1.4%
Chr Hansen Holding A/S	4,401	413,099
DSV A/S	3,351	264,063
H. Lundbeck A/S	3,669	186,397
ISS A/S	10,961	424,800
Jyske Bank A/S Registered Shares	4,124	234,920
Novozymes A/S Class B	6,927	396,042
Pandora A/S	3,849	419,328
TDC A/S	46,103	283,515
Tryg A/S	44,204	1,106,455

Total Denmark		3,728,619

Finland - 3.0%
Amer Sports Oyj*	7,638	211,775
Cargotec Oyj Class B	2,099	118,967
Elisa Oyj	13,439	528,021
Fortum Oyj	135,597	2,686,611
Huhtamaki Oyj	4,171	175,299
Kesko Oyj Class B	6,305	342,590
Konecranes Oyj	4,327	198,378
Metso Oyj	11,767	402,276
Neste Oyj	19,263	1,234,039
Nokian Renkaat Oyj	10,559	479,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

Orion Oyj Class B	6,291	$234,785
Stora Enso Oyj Class R	42,434	673,622
Valmet Oyj	7,792	153,823
Wartsila Oyj Abp	6,237	393,942

Total Finland		7,833,403

France - 6.8%
Accor S.A.	14,304	738,579
Amundi S.A.(b)	13,911	1,180,161
Arkema S.A.	3,503	427,160
Bollore S.A.	94,147	511,898
Bollore S.A.*(a)	450	2,459
Bureau Veritas S.A.	23,535	644,064
Casino Guichard Perrachon S.A.	12,381	751,681
Cie Plastic Omnium S.A.	4,479	203,814
Edenred	11,844	343,895
Eiffage S.A.	4,469	490,165
Elior Group S.A.(b)	6,100	126,171
Eurazeo S.A.	4,114	380,387
Eutelsat Communications S.A.	21,869	506,692
Faurecia	5,379	420,681
Fonciere Des Regions	6,377	723,481
Getlink SE	27,807	357,948
ICADE	7,211	709,429
Imerys S.A.	4,231	399,029
Ingenico Group S.A.	2,469	263,895
Ipsen S.A.	2,137	255,508
JCDecaux S.A.	9,027	364,266
Klepierre S.A.	26,537	1,168,354
Lagardere SCA	13,336	428,051
Metropole Television S.A.	12,066	312,018
Nexity S.A.*	5,078	302,566
Orpea	1,812	213,886
Remy Cointreau S.A.	2,109	292,502
Rexel S.A.	15,558	282,473
Rubis SCA	5,745	406,879
SCOR SE	17,689	712,528
SEB S.A.	1,461	270,962
Societe BIC S.A.	2,849	313,576
SPIE S.A.	8,384	218,515
Suez	44,281	779,777
Teleperformance	1,921	275,540
Veolia Environnement S.A.	47,484	1,213,075
Vicat S.A.	2,306	182,175
Wendel S.A.	2,102	364,477
Zodiac Aerospace	9,798	293,312

Total France		17,832,029

Germany - 6.1%
Aurubis AG	1,406	130,980
Axel Springer SE	7,997	625,430
Brenntag AG	5,912	374,621
CECONOMY AG	22,607	342,181
CTS Eventim AG & Co. KGaA	5,529	257,768
Deutsche Lufthansa AG Registered Shares	27,429	1,011,817
Deutsche Wohnen SE Bearer Shares	14,102	617,402
DMG MORI AG	4,542	250,995
Drillisch AG	4,063	335,811
Duerr AG	2,071	264,975
Fielmann AG	4,502	397,449
Fraport AG Frankfurt Airport Services Worldwide	4,448	490,639
Freenet AG	15,348	568,009
Fuchs Petrolub SE	3,317	160,796
GEA Group AG	8,528	409,719
Hannover Rueck SE	9,728	1,225,377
Hella GmbH & Co. KGaA	5,822	360,529
Hochtief AG	2,563	454,261
Hugo Boss AG	5,774	491,857
K+S AG Registered Shares(a)	6,168	153,723
KION Group AG	3,321	287,046
LANXESS AG	2,204	175,441
LEG Immobilien AG	3,733	427,146
MTU Aero Engines AG	2,105	377,636
OSRAM Licht AG	3,957	356,035
ProSiebenSat.1 Media SE	23,970	826,221
Rheinmetall AG	1,907	242,389
Stroeer SE & Co. KGaA(a)	2,815	208,224
Suedzucker AG	8,207	178,178
Symrise AG	3,547	305,047
Talanx AG	18,689	764,591
TUI AG	57,312	1,193,943
Uniper SE	25,359	791,728
United Internet AG Registered Shares	8,183	563,431
Wacker Chemie AG	2,290	446,023

Total Germany		16,067,418

Hong Kong - 2.3%
Bank of East Asia Ltd. (The)	91,122	394,571
Dah Sing Banking Group Ltd.	64,400	139,719
Hang Lung Group Ltd.	61,000	224,342
Hang Lung Properties Ltd.	315,000	769,639
Hopewell Holdings Ltd.	81,162	299,531
Hysan Development Co., Ltd.	75,000	397,676
New World Development Co., Ltd.	765,642	1,149,839
PCCW Ltd.	981,543	570,044
Sino Land Co., Ltd.	435,046	770,219
SJM Holdings Ltd.	331,000	296,394
Swire Pacific Ltd. Class A	47,500	439,618
Swire Pacific Ltd. Class B	132,500	206,107
Techtronic Industries Co., Ltd.	60,500	394,315

Total Hong Kong		6,052,014

Ireland - 0.6%
DCC PLC	3,126	315,672
Kingspan Group PLC	4,765	208,303
Paddy Power Betfair PLC	3,381	402,743
Smurfit Kappa Group PLC	14,818	501,597

Total Ireland		1,428,315

Israel - 0.8%
Azrieli Group Ltd.	5,047	282,469
Bank Hapoalim BM	65,485	482,699
Bezeq Israeli Telecommunication Corp., Ltd.	406,078	615,261
Elbit Systems Ltd.	1,744	233,595
Israel Chemicals Ltd.	87,369	354,846
Mizrahi Tefahot Bank Ltd.	10,260	189,587

Total Israel		2,158,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

Italy - 3.8%
A2A SpA	234,365	$433,958
ACEA SpA	19,466	359,972
Azimut Holding SpA	15,666	300,423
Banca Generali SpA	10,257	341,663
Banca Mediolanum SpA	73,337	635,375
Brembo SpA	12,279	186,814
De’ Longhi SpA	8,930	270,545
FinecoBank Banca Fineco SpA	47,773	489,617
Hera SpA	124,314	434,394
Industria Macchine Automatiche SpA	2,038	165,922
Infrastrutture Wireless Italiane SpA(b)	42,188	314,088
Iren SpA	104,752	314,466
Italgas SpA	73,790	451,010
Leonardo SpA	11,575	137,881
Mediobanca SpA	52,818	599,990
Poste Italiane SpA(b)	150,170	1,131,534
Prysmian SpA	9,916	323,755
Recordati SpA	10,363	461,171
Salvatore Ferragamo SpA(a)	7,219	192,009
Terna Rete Elettrica Nazionale SpA	164,272	955,517
Unione di Banche Italiane SpA	61,212	267,993
Unipol Gruppo SpA	75,962	356,651
UnipolSai Assicurazioni SpA	308,783	721,922

Total Italy		9,846,670

Japan - 24.3%
ABC-Mart, Inc.	4,478	257,192
Aeon Co., Ltd.	36,300	613,056
Air Water, Inc.	7,900	166,766
Aisin Seiki Co., Ltd.	13,900	781,065
Ajinomoto Co., Inc.	17,300	325,728
Alfresa Holdings Corp.	10,400	244,375
Amada Holdings Co., Ltd.	29,800	405,798
ANA Holdings, Inc.	13,000	543,080
Aozora Bank Ltd.	11,900	463,218
Asahi Glass Co., Ltd.	10,928	473,401
Asahi Kasei Corp.	68,500	883,841
Bandai Namco Holdings, Inc.	10,100	330,391
Benesse Holdings, Inc.	5,900	208,189
Brother Industries Ltd.	13,100	323,284
Canon Marketing Japan, Inc.	7,400	200,027
Casio Computer Co., Ltd.	13,500	194,261
Chiba Bank Ltd. (The)	44,000	366,374
Chubu Electric Power Co., Inc.	35,500	441,347
Chugoku Electric Power Co., Inc. (The)	27,400	294,553
Concordia Financial Group Ltd.	70,900	427,980
Dai Nippon Printing Co., Ltd.	23,979	534,924
Daicel Corp.	17,700	201,433
Daito Trust Construction Co., Ltd.	5,120	1,044,225
Daiwa Securities Group, Inc.	137,000	859,701
DIC Corp.	5,500	207,989
Disco Corp.	1,800	400,586
Electric Power Development Co., Ltd.	10,000	269,419
FamilyMart UNY Holdings Co., Ltd.	5,400	378,695
Fuji Electric Co., Ltd.	30,876	232,701
Fukuoka Financial Group, Inc.	51,000	286,578
Hachijuni Bank Ltd. (The)	28,900	165,986
Hakuhodo DY Holdings, Inc.	16,600	215,586
Hankyu Hanshin Holdings, Inc.	6,400	257,363
Haseko Corp.	14,800	230,047
Hikari Tsushin, Inc.	2,100	301,997
Hino Motors Ltd.	22,600	292,907
Hirose Electric Co., Ltd.	1,500	219,308
Hisamitsu Pharmaceutical Co., Inc.	3,000	181,891
Hitachi Chemical Co., Ltd.	9,800	251,764
Hitachi High-Technologies Corp.	6,200	261,429
Hitachi Metals Ltd.	15,800	226,936
Hulic Co., Ltd.	24,400	274,216
Idemitsu Kosan Co., Ltd.	6,800	273,147
Iida Group Holdings Co., Ltd.	18,300	345,206
Isuzu Motors Ltd.	42,800	716,943
Itochu Techno-Solutions Corp.	7,800	338,589
J. Front Retailing Co., Ltd.	13,400	252,536
Japan Airlines Co., Ltd.	20,400	798,253
Japan Exchange Group, Inc.	30,200	525,719
Japan Post Insurance Co., Ltd.	28,700	675,909
JFE Holdings, Inc.	22,100	530,871
JGC Corp.	8,600	166,351
JSR Corp.	12,400	244,147
JTEKT Corp.	17,600	302,473
Kajima Corp.	56,953	548,043
Kaken Pharmaceutical Co., Ltd.	2,500	129,161
Kansai Electric Power Co., Inc. (The)	31,900	390,786
Kawasaki Heavy Industries Ltd.	6,856	240,706
Kikkoman Corp.	7,300	295,499
Kintetsu Group Holdings Co., Ltd.	6,300	241,598
Koito Manufacturing Co., Ltd.	4,600	323,409
Konami Holdings Corp.	3,100	170,617
Konica Minolta, Inc.	38,600	371,437
Kose Corp.	1,300	202,992
Kuraray Co., Ltd.	21,300	401,987
Kyowa Hakko Kirin Co., Ltd.	16,800	324,964
Kyushu Electric Power Co., Inc.	13,400	140,483
Lawson, Inc.	7,500	498,668
LIXIL Group Corp.	17,300	468,398
Mabuchi Motor Co., Ltd.	3,200	173,564
Makita Corp.	8,858	372,327
Marubeni Corp.	109,100	790,382
Marui Group Co., Ltd.	13,300	243,568
Maruichi Steel Tube Ltd.	5,800	169,907
Mazda Motor Corp.	29,600	397,163
Mebuki Financial Group, Inc.	48,300	204,519
Medipal Holdings Corp.	10,200	199,835
MEIJI Holdings Co., Ltd.	5,000	425,655
Mitsubishi Chemical Holdings Corp.	78,300	859,458
Mitsubishi Gas Chemical Co., Inc.	12,800	367,581
Mitsubishi Heavy Industries Ltd.	19,900	743,711
Mitsubishi Materials Corp.	4,900	174,425
Mitsubishi Motors Corp.	32,300	233,397
Mitsubishi Tanabe Pharma Corp.	25,400	525,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

Mitsui Chemicals, Inc.	10,900	$350,755
Mixi, Inc.	5,300	238,065
NEC Corp.	10,260	276,879
NGK Insulators Ltd.	14,000	264,465
NGK Spark Plug Co., Ltd.	8,200	199,377
NH Foods Ltd.	7,000	170,759
Nifco, Inc.	2,700	184,314
Nippon Electric Glass Co., Ltd.	5,900	225,211
Nippon Express Co., Ltd.	5,400	359,041
Nippon Paint Holdings Co., Ltd.(a)	7,000	221,527
Nissan Chemical Industries Ltd.	6,000	239,414
Nisshin Seifun Group, Inc.	14,900	301,042
Nissin Foods Holdings Co., Ltd.	4,900	357,985
Nitto Denko Corp.	6,600	586,471
NOK Corp.	7,100	165,824
Nomura Real Estate Holdings, Inc.	10,168	228,001
Nomura Research Institute Ltd.	12,910	600,518
NSK Ltd.	34,400	541,727
Obayashi Corp.	36,100	437,110
Obic Co., Ltd.	5,300	389,561
Odakyu Electric Railway Co., Ltd.	8,600	183,986
Oji Holdings Corp.	59,862	398,549
Olympus Corp.	6,500	249,268
Omron Corp.	7,600	453,369
Ono Pharmaceutical Co., Ltd.	22,900	533,825
Oracle Corp.	5,968	494,817
Osaka Gas Co., Ltd.	21,900	421,864
Otsuka Corp.	5,600	429,507
Park24 Co., Ltd.(a)	8,800	210,684
Pola Orbis Holdings, Inc.(a)	9,400	330,022
Resona Holdings, Inc.	137,700	822,777
Ricoh Co., Ltd.	59,860	556,355
Rohm Co., Ltd.	4,900	542,849
Ryohin Keikaku Co., Ltd.	700	218,109
Sankyo Co., Ltd.	8,000	251,753
Santen Pharmaceutical Co., Ltd.	16,700	262,545
SBI Holdings, Inc.	19,500	407,830
SCSK Corp.	5,800	267,732
Sega Sammy Holdings, Inc.	17,073	211,878
Seibu Holdings, Inc.	9,700	183,495
Seiko Epson Corp.	22,400	528,731
Sekisui Chemical Co., Ltd.	22,300	447,782
Sekisui House Ltd.	47,100	851,061
Seven Bank Ltd.	47,700	163,446
Shimamura Co., Ltd.	1,300	143,098
Shimano, Inc.	1,900	267,332
Shimizu Corp.	44,600	460,847
Shiseido Co., Ltd.	6,900	333,577
Shizuoka Bank Ltd. (The)	25,000	258,322
Showa Shell Sekiyu K.K.	29,209	396,713
Skylark Co., Ltd.(a)	12,100	172,182
Sojitz Corp.	69,900	214,695
Sony Financial Holdings, Inc.	25,409	450,212
Start Today Co., Ltd.	6,700	203,706
Sumitomo Chemical Co., Ltd.	82,000	589,614
Sumitomo Dainippon Pharma Co., Ltd.	9,490	141,023
Sumitomo Electric Industries Ltd.	38,412	649,577
Sumitomo Heavy Industries Ltd.	7,600	321,811
Sumitomo Metal Mining Co., Ltd.	5,500	252,810
Sumitomo Mitsui Trust Holdings, Inc.	24,200	960,911
Sumitomo Realty & Development Co., Ltd.	6,000	197,230
Sumitomo Rubber Industries Ltd.(a)	15,800	293,980
Sundrug Co., Ltd.	5,500	255,837
Sysmex Corp.	4,800	377,949
T&D Holdings, Inc.	27,951	478,132
Taiheiyo Cement Corp.	5,600	241,846
Taisei Corp.	10,675	531,618
Taiyo Nippon Sanso Corp.	17,300	242,185
TDK Corp.	5,100	407,004
Teijin Ltd.	10,400	231,727
Tobu Railway Co., Ltd.	6,500	210,031
Toho Co., Ltd.	7,800	270,386
Tohoku Electric Power Co., Inc.	24,500	313,400
Tokyo Gas Co., Ltd.	21,500	492,124
Tokyu Corp.	15,500	247,395
Tokyu Fudosan Holdings Corp.	31,300	226,449
Toppan Printing Co., Ltd.	29,000	262,326
Toray Industries, Inc.	51,000	481,025
Tosoh Corp.	17,000	385,424
TOTO Ltd.	6,800	401,420
Toyo Suisan Kaisha Ltd.	6,500	277,830
Toyoda Gosei Co., Ltd.	6,500	165,428
Toyota Boshoku Corp.	9,800	205,221
Toyota Tsusho Corp.	17,300	696,454
Trend Micro, Inc.	8,530	483,859
USS Co., Ltd.	15,200	321,946
West Japan Railway Co.	7,476	545,984
Yamada Denki Co., Ltd.(a)	52,400	288,863
Yamaha Corp.	7,000	258,500
Yamaha Motor Co., Ltd.	16,660	546,460
Yamato Holdings Co., Ltd.	12,200	245,570
Yokogawa Electric Corp.	13,700	262,446
Yokohama Rubber Co., Ltd. (The)(a)	9,300	228,104

Total Japan		63,690,667

Netherlands - 3.4%
Aalberts Industries N.V.	5,302	269,914
Aegon N.V.	232,510	1,483,938
ASR Nederland N.V.	12,359	509,110
Boskalis Westminster	8,202	309,553
Euronext N.V.(b)	4,751	295,576
EXOR N.V.	3,436	210,836
GrandVision N.V.(b)	7,186	183,753
Koninklijke DSM N.V.	10,386	993,605
Koninklijke KPN N.V.	297,511	1,038,887
Koninklijke Vopak N.V.	7,137	313,409
NN Group N.V.	31,637	1,372,189
Philips Lighting N.V.(b)	10,111	371,523
Randstad Holding N.V.	13,811	849,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

Wolters Kluwer N.V.	14,108	$736,590

Total Netherlands		8,938,660

New Zealand - 1.1%
Auckland International Airport Ltd.	74,422	342,979
Fisher & Paykel Healthcare Corp., Ltd.	28,647	292,363
Fletcher Building Ltd.	84,605	457,300
Mercury NZ Ltd.(a)	134,035	321,248
Meridian Energy Ltd.	274,090	570,179
Ryman Healthcare Ltd.	29,415	221,542
Spark New Zealand Ltd.	265,464	685,337

Total New Zealand		2,890,948

Norway - 2.4%
Aker ASA Class A	8,325	410,176
Aker BP ASA	26,263	648,279
Gjensidige Forsikring ASA	43,560	824,936
Leroy Seafood Group ASA	38,800	208,626
Marine Harvest ASA*	71,977	1,223,178
Norsk Hydro ASA	107,724	821,164
Orkla ASA	67,892	722,551
Salmar ASA	13,857	418,115
Storebrand ASA	25,560	209,059
Yara International ASA	18,174	837,004

Total Norway		6,323,088

Portugal - 1.5%
EDP - Energias de Portugal S.A.	376,364	1,303,841
Galp Energia, SGPS, S.A.	59,044	1,086,543
Jeronimo Martins, SGPS, S.A.	45,673	888,201
Navigator Co. S.A. (The)	82,801	422,765
NOS, SGPS, S.A.	48,042	316,193

Total Portugal		4,017,543

Singapore - 2.8%
CapitaLand Ltd.	218,700	577,680
City Developments Ltd.	25,100	234,585
ComfortDelGro Corp., Ltd.	195,200	289,207
Frasers Centrepoint Ltd.	240,200	373,852
Global Logistic Properties Ltd.	202,300	510,140
Hutchison Port Holdings Trust	1,728,485	717,321
Jardine Cycle & Carriage Ltd.	18,211	554,206
Keppel Corp., Ltd.	101,300	557,135
Olam International Ltd.(a)	187,400	284,662
SATS Ltd.	82,200	319,844
Sembcorp Industries Ltd.	74,100	168,006
SIA Engineering Co., Ltd.	68,036	159,348
Singapore Airlines Ltd.	100,861	805,288
Singapore Exchange Ltd.	82,500	459,294
Singapore Technologies Engineering Ltd.	257,900	629,118
StarHub Ltd.(a)	254,594	542,946
UOL Group Ltd.	39,300	260,843

Total Singapore		7,443,475

Spain - 3.2%
Acciona S.A.	4,212	344,131
Acerinox S.A.	16,541	236,661
ACS Actividades de Construccion y Servicios S.A.	22,263	872,044
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	21,393	223,492
Banco de Sabadell S.A.	316,675	629,716
Bankia S.A.	147,792	707,568
Bankinter S.A.	52,765	500,799
Bolsas y Mercados Espanoles SHMSF S.A.(a)	7,402	235,985
Cia de Distribucion Integral Logista Holdings S.A.	10,298	237,053
Distribuidora Internacional de Alimentacion S.A.(a)	48,588	251,056
Ebro Foods S.A.	11,277	264,329
Enagas S.A.(a)	24,050	689,348
Grupo Catalana Occidente S.A.	6,075	269,472
Mapfre S.A.	273,745	880,293
Mediaset Espana Comunicacion S.A.	31,687	356,108
Prosegur Cia de Seguridad S.A.	23,768	186,941
Red Electrica Corp. S.A.	44,558	1,001,083
Viscofan S.A.	3,210	212,040
Zardoya Otis S.A.	34,511	377,940

Total Spain		8,476,059

Sweden - 3.0%
Alfa Laval AB	22,263	526,970
Axfood AB	20,617	398,113
BillerudKorsnas AB	13,918	238,837
Boliden AB	13,519	463,320
Castellum AB	13,501	228,218
Electrolux AB Series B	11,146	359,803
Fabege AB	11,650	248,438
Hexpol AB	14,150	143,704
Holmen AB Class B	4,275	227,652
Husqvarna AB Class B	23,806	227,084
ICA Gruppen AB(a)	14,107	513,279
Investment AB Latour Class B	26,840	330,767
JM AB	5,538	126,419
Kinnevik AB Class B	13,163	445,814
Peab AB	19,903	171,622
Saab AB Class B	4,616	224,951
Securitas AB Class B	21,175	370,352
Skanska AB Class B	31,112	645,990
SKF AB Class B	23,795	529,521
Swedish Match AB	12,896	509,067
Tele2 AB Class B	53,994	664,744
Trelleborg AB Class B	11,955	277,429

Total Sweden		7,872,094

Switzerland - 3.1%
Adecco Group AG Registered Shares	7,596	581,100
Baloise Holding AG Registered Shares	3,568	555,429
BKW AG	3,063	182,146
Cembra Money Bank AG*	2,490	232,136
Clariant AG Registered Shares*	12,818	358,430
Coca-Cola HBC AG*	15,169	496,581
DKSH Holding AG	2,709	236,985
Flughafen Zurich AG Registered Shares	2,150	491,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

Helvetia Holding AG Registered Shares	576	$324,203
Julius Baer Group Ltd.*	9,199	562,607
Logitech International S.A. Registered Shares	7,917	267,285
OC Oerlikon Corp. AG Registered Shares*	19,509	329,321
Panalpina Welttransport Holding AG Registered Shares	1,274	197,539
SFS Group AG*	1,720	199,799
Sonova Holding AG Registered Shares	2,478	387,021
Straumann Holding AG Registered Shares	467	329,943
Sulzer AG Registered Shares	2,360	286,251
Sunrise Communications Group AG*(b)	4,238	387,052
Swiss Life Holding AG Registered Shares*	1,948	689,646
VAT Group AG(b)	2,121	314,287
Vifor Pharma AG	2,502	320,677
Vontobel Holding AG Registered Shares	4,184	264,049

Total Switzerland		7,994,262

United Kingdom - 15.9%
Admiral Group PLC	29,195	790,660
Aggreko PLC	15,332	165,715
Antofagasta PLC	35,248	479,201
Ashmore Group PLC	61,539	337,233
Ashtead Group PLC	15,808	425,975
Babcock International Group PLC	34,553	329,762
Barratt Developments PLC	116,074	1,016,699
BBA Aviation PLC	69,384	328,226
Beazley PLC	58,279	421,383
Bellway PLC	10,112	487,383
Berkeley Group Holdings PLC	17,247	979,197
Booker Group PLC	189,395	586,707
British Land Co. PLC (The)	89,537	837,553
Bunzl PLC	13,318	373,290
Burberry Group PLC	21,567	522,812
Capita PLC	83,885	454,923
Carnival PLC	11,081	733,302
Centrica PLC	680,123	1,263,210
Close Brothers Group PLC	8,724	170,884
Croda International PLC	5,261	314,848
Daily Mail & General Trust PLC Class A Non-Voting Shares	18,535	149,562
Derwent London PLC	5,103	215,238
Direct Line Insurance Group PLC	104,995	542,136
Dixons Carphone PLC	82,346	221,673
DS Smith PLC	55,577	389,066
easyJet PLC	33,192	657,343
Electrocomponents PLC	22,979	194,746
G4S PLC	101,813	367,732
GKN PLC	74,642	322,504
Greene King PLC	30,639	230,030
Halma PLC	12,250	208,797
Hammerson PLC	60,770	449,670
Hargreaves Lansdown PLC	24,873	606,318
Hikma Pharmaceuticals PLC(a)	8,715	133,690
Howden Joinery Group PLC	36,085	227,864
IMI PLC	18,058	325,625
Inchcape PLC	25,832	273,439
Informa PLC	46,399	453,172
Inmarsat PLC	48,216	320,120
InterContinental Hotels Group PLC	8,185	522,500
Intertek Group PLC	5,656	397,095
Intu Properties PLC	134,922	461,765
Investec PLC	46,789	338,622
ITV PLC	550,895	1,233,344
J Sainsbury PLC	158,497	517,578
Jardine Lloyd Thompson Group PLC	13,630	256,472
John Wood Group PLC	35,408	311,338
Johnson Matthey PLC	9,004	374,540
Jupiter Fund Management PLC	46,178	392,607
Kingfisher PLC	163,328	746,121
Ladbrokes Coral Group PLC	108,446	266,848
Land Securities Group PLC	51,491	702,117
Man Group PLC	158,118	442,333
Marks & Spencer Group PLC	172,748	735,640
Mediclinic International PLC(a)	18,049	158,580
Meggitt PLC	41,904	273,338
Merlin Entertainments PLC(b)	27,462	134,814
Micro Focus International PLC	12,069	411,913
Mondi PLC	20,332	531,104
NEX Group PLC	45,562	373,810
Next PLC	11,284	690,715
Old Mutual PLC	286,240	897,168
Pearson PLC	121,889	1,213,556
Pennon Group PLC	33,522	355,066
Persimmon PLC	36,149	1,338,897
Rentokil Initial PLC	79,536	342,144
Rightmove PLC	3,952	240,573
Royal Mail PLC	107,086	655,494
RPC Group PLC	18,630	222,153
RSA Insurance Group PLC	51,278	438,742
Saga PLC	92,858	158,273
Sage Group PLC (The)	55,310	597,068
Schroders PLC	11,125	529,135
Segro PLC	58,190	462,066
Severn Trent PLC	16,123	471,541
Smiths Group PLC	19,921	401,527
Spectris PLC	5,291	178,005
Spirax-Sarco Engineering PLC	3,014	229,138
St. James’s Place PLC	30,786	510,577
Standard Life Aberdeen PLC	315,555	1,863,701
Tate & Lyle PLC	37,858	360,023
Taylor Wimpey PLC	107,856	301,142
Travis Perkins PLC	15,827	335,494
United Utilities Group PLC	56,096	629,457
Weir Group PLC (The)	9,403	270,044
Whitbread PLC	9,847	532,821
William Hill PLC	87,212	379,883
WM Morrison Supermarkets PLC	89,768	267,033

Total United Kingdom		41,761,603

TOTAL COMMON STOCKS (Cost: $213,768,352)		262,149,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2017

Investments	Shares	Value

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Australia Dividend Fund(c)	321	$19,112
WisdomTree Japan Hedged Equity Fund(c)	323	19,164

TOTAL EXCHANGE-TRADED FUNDS (Cost: $37,024)		38,276

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $2,967,234)(e)	2,967,234	2,967,234

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $216,772,610)		265,154,928
Other Assets less Liabilities - (1.0)%		(2,576,054)

NET ASSETS - 100.0%		$262,578,874

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $5,423,095 and the total market value of the collateral held by the Fund was $5,705,608. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,738,374.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

Australia - 4.8%
Aristocrat Leisure Ltd.	1,678	$31,105
BT Investment Management Ltd.	3,872	34,192
carsales.com Ltd.	2,356	26,701
Cochlear Ltd.	320	42,857
Crown Resorts Ltd.	8,179	83,292
CSL Ltd.	1,926	212,857
Domino’s Pizza Enterprises Ltd.	266	9,716
JB Hi-Fi Ltd.(a)	1,111	21,672
Magellan Financial Group Ltd.	1,606	33,865
Medibank Pvt Ltd.	35,773	92,054
NIB Holdings Ltd.	5,027	26,579
Northern Star Resources Ltd.	2,939	14,022
Pact Group Holdings Ltd.	5,099	22,653
Ramsay Health Care Ltd.	1,157	63,455
REA Group Ltd.	374	22,422
Seek Ltd.	2,950	43,863
TPG Telecom Ltd.(a)	7,576	38,931

Total Australia		820,236

Austria - 0.1%
ams AG*	164	14,885

Belgium - 0.2%
Melexis N.V.	372	37,688

China - 2.6%
China Everbright International Ltd.	32,000	45,683
China Overseas Land & Investment Ltd.	110,000	353,895
CSPC Pharmaceutical Group Ltd.	22,000	44,409

Total China		443,987

Denmark - 7.3%
Chr Hansen Holding A/S	623	58,478
Coloplast A/S Class B	1,520	120,979
Dfds A/S	329	17,579
DSV A/S	323	25,453
Novo Nordisk A/S Class B	17,305	933,572
Pandora A/S	339	36,932
Royal Unibrew A/S	421	25,245
SimCorp A/S	217	12,365

Total Denmark		1,230,603

Finland - 0.9%
Konecranes Oyj	715	32,780
Nokian Renkaat Oyj	1,140	51,745
Uponor Oyj	658	13,259
Wartsila Oyj Abp	816	51,540

Total Finland		149,324

France - 7.6%
Airbus SE	4,483	446,805
Altran Technologies S.A.	1,570	26,186
Cie Plastic Omnium S.A.	635	28,895
Hermes International	177	94,847
Iliad S.A.	33	7,915
Ipsen S.A.	234	27,978
LVMH Moet Hennessy Louis Vuitton SE	1,834	540,436
Sartorius Stedim Biotech	162	11,728
SEB S.A.	133	24,667
Valeo S.A.	1,049	78,438

Total France		1,287,895

Germany - 5.5%
adidas AG	506	101,561
CompuGroup Medical SE	237	15,573
Continental AG	888	239,973
Covestro AG(b)	1,489	153,821
CTS Eventim AG & Co. KGaA	641	29,884
Fuchs Petrolub SE	451	21,863
Hella GmbH & Co. KGaA	547	33,873
Henkel AG & Co. KGaA	991	118,999
Infineon Technologies AG	3,795	104,060
Nemetschek SE	221	19,861
United Internet AG Registered Shares	1,088	74,913
Wirecard AG	228	25,481

Total Germany		939,862

Hong Kong - 0.7%
Galaxy Entertainment Group Ltd.	9,000	72,186
Techtronic Industries Co., Ltd.	4,500	29,329
Vitasoy International Holdings Ltd.	6,000	15,351

Total Hong Kong		116,866

Ireland - 0.4%
Glanbia PLC	651	11,648
Kerry Group PLC Class A	440	49,401

Total Ireland		61,049

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	64,959	98,421
Shapir Engineering and Industry Ltd.	5,895	23,705

Total Israel		122,126

Italy - 1.5%
Anima Holding SpA(b)	4,150	29,701
Banca IFIS SpA	564	27,612
De’ Longhi SpA	884	26,782
DiaSorin SpA	200	17,772
Ferrari N.V.	294	30,873
Industria Macchine Automatiche SpA	286	23,284
Moncler SpA	521	16,316
Recordati SpA	1,417	63,059
Salvatore Ferragamo SpA(a)	730	19,416

Total Italy		254,815

Japan - 15.0%
Asahi Intecc Co., Ltd.	600	20,666
Brother Industries Ltd.	1,400	34,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2017

Investments	Shares	Value

Daikin Industries Ltd.	1,100	$130,213
DeNA Co., Ltd.	700	14,435
Fast Retailing Co., Ltd.	200	79,734
Harmonic Drive Systems, Inc.(a)	200	11,700
Haseko Corp.	1,500	23,315
Hikari Tsushin, Inc.	200	28,762
Hino Motors Ltd.	3,700	47,954
Hoya Corp.	1,900	94,924
Kakaku.com, Inc.	1,200	20,293
Kaken Pharmaceutical Co., Ltd.	500	25,832
Keyence Corp.	100	56,032
Kose Corp.	100	15,615
Kubota Corp.	6,600	129,451
M3, Inc.	400	14,079
Makita Corp.	1,200	50,439
Mixi, Inc.	500	22,459
MonotaRO Co., Ltd.(a)	300	9,587
Murata Manufacturing Co., Ltd.	1,000	134,221
Nabtesco Corp.	700	26,844
NGK Insulators Ltd.	2,100	39,670
Nidec Corp.	800	112,277
Nihon M&A Center, Inc.	300	14,301
Nippon Paint Holdings Co., Ltd.	1,000	31,647
Nitori Holdings Co., Ltd.	100	14,261
Obic Co., Ltd.	400	29,401
Open House Co., Ltd.	800	43,036
Oracle Corp.	800	66,329
Park24 Co., Ltd.	1,200	28,730
Persol Holdings Co., Ltd.	900	22,562
Pigeon Corp.	400	15,233
Relo Group, Inc.	900	24,527
Ryohin Keikaku Co., Ltd.	100	31,158
Seiko Epson Corp.	3,400	80,254
Shimano, Inc.	200	28,140
Shionogi & Co., Ltd.	1,300	70,360
Square Enix Holdings Co., Ltd.	800	38,065
Start Today Co., Ltd.	700	21,283
Subaru Corp.	6,600	209,923
Sundrug Co., Ltd.	500	23,258
Sysmex Corp.	700	55,118
T-Gaia Corp.	800	18,592
Tokyo Electron Ltd.	1,100	199,201
Trend Micro, Inc.	1,100	62,397
Tsuruha Holdings, Inc.	100	13,600
USS Co., Ltd.	1,400	29,653
Yahoo Japan Corp.	34,800	159,712
Yamaha Motor Co., Ltd.	1,400	45,921
Zenkoku Hosho Co., Ltd.	300	12,903

Total Japan		2,532,616

Netherlands - 2.4%
ASML Holding N.V.	1,372	239,134
BE Semiconductor Industries N.V.	475	39,875
Flow Traders(b)	725	17,412
GrandVision N.V.(b)	631	16,135
Koninklijke Vopak N.V.	1,208	53,047
TKH Group N.V. CVA	533	33,877

Total Netherlands		399,480

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	3,735	38,118
Mainfreight Ltd.	873	15,764
Ryman Healthcare Ltd.	3,021	22,753

Total New Zealand		76,635

Norway - 1.3%
Borregaard ASA	1,399	13,940
Entra ASA(b)	1,950	29,086
Orkla ASA	8,757	93,198
Salmar ASA	1,748	52,743
Tomra Systems ASA	965	15,514
Veidekke ASA	1,393	15,796
XXL ASA(b)	661	6,869

Total Norway		227,146

Portugal - 0.7%
Jeronimo Martins, SGPS, S.A.	6,265	121,835

Singapore - 0.2%
First Resources Ltd.	7,900	11,054
SIA Engineering Co., Ltd.	7,800	18,269

Total Singapore		29,323

Spain - 4.0%
Almirall S.A.(a)	938	9,405
Amadeus IT Group S.A.	2,609	188,318
Atresmedia Corp. de Medios de Comunicacion S.A.	2,335	24,393
Industria de Diseno Textil S.A.	11,268	392,997
Prosegur Cia de Seguridad S.A.	4,985	39,208
Tecnicas Reunidas S.A.(a)	693	22,019

Total Spain		676,340

Sweden - 7.2%
AAK AB	228	19,563
Assa Abloy AB Class B	5,127	106,704
Atlas Copco AB Class A	5,183	224,222
Atlas Copco AB Class B	3,153	121,152
Axfood AB	2,495	48,178
Boliden AB	2,022	69,298
Castellum AB	1,092	18,459
Fabege AB	1,564	33,353
Hemfosa Fastigheter AB	2,176	29,208
Hennes & Mauritz AB Class B	7,243	149,770
Hexpol AB	2,646	26,872
Indutrade AB	857	23,405
Intrum Justitia AB	794	29,413
Investment AB Latour Class B	4,001	49,307
JM AB	305	6,962
Lifco AB Class B	415	14,415
Loomis AB Class B	658	27,694
NetEnt AB*	2,120	14,630
Peab AB	2,386	20,574
Sandvik AB	8,290	145,499
Trelleborg AB Class B	1,876	43,535

Total Sweden		1,222,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

December 31, 2017

Investments	Shares	Value

Switzerland - 12.7%
EMS-Chemie Holding AG Registered Shares	171	$114,146
Geberit AG Registered Shares	274	120,650
Givaudan S.A. Registered Shares	87	201,051
Logitech International S.A. Registered Shares	868	29,304
Oriflame Holding AG	547	22,602
Partners Group Holding AG(a)	222	152,176
Roche Holding AG Bearer Shares	1,137	287,254
Roche Holding AG Genusschein	3,705	937,181
Schindler Holding AG Participation Certificate	88	20,255
Schindler Holding AG Registered Shares	477	107,931
Sonova Holding AG Registered Shares	305	47,636
Straumann Holding AG Registered Shares	44	31,087
Swatch Group AG (The) Bearer Shares	122	49,751
Temenos Group AG Registered Shares*	180	23,089

Total Switzerland		2,144,113

United Kingdom - 23.6%
Ashtead Group PLC	1,899	51,172
Berkeley Group Holdings PLC	1,395	79,201
British American Tobacco PLC	8,680	589,207
Burberry Group PLC	1,635	39,634
Coca-Cola European Partners PLC	2,437	97,243
Compass Group PLC	6,377	138,024
Cranswick PLC	385	17,379
Crest Nicholson Holdings PLC	2,134	15,733
Croda International PLC	668	39,977
Diageo PLC	14,188	523,004
Domino’s Pizza Group PLC	3,269	15,287
Dunelm Group PLC	1,881	17,621
easyJet PLC	3,969	78,603
Electrocomponents PLC	2,893	24,518
Halma PLC	1,228	20,931
Hargreaves Lansdown PLC	2,928	71,375
Hays PLC	6,748	16,696
Hikma Pharmaceuticals PLC	1,036	15,892
HomeServe PLC	1,843	20,182
Howden Joinery Group PLC	4,468	28,214
Jardine Lloyd Thompson Group PLC	2,037	38,330
Johnson Matthey PLC	1,192	49,584
Mediclinic International PLC(a)	2,018	17,730
Merlin Entertainments PLC(b)	3,170	15,562
Moneysupermarket.com Group PLC	5,006	24,121
Pagegroup PLC	3,939	24,911
Persimmon PLC	2,868	106,226
Reckitt Benckiser Group PLC	2,962	277,234
RELX PLC	5,928	139,452
Renishaw PLC	333	23,537
Rightmove PLC	298	18,140
Sage Group PLC (The)	5,609	60,549
Savills PLC	1,418	19,048
Spirax-Sarco Engineering PLC	372	28,281
SuperGroup PLC	796	21,288
Taylor Wimpey PLC	10,648	29,730
Unilever N.V. CVA	12,204	688,105
Unilever PLC	7,394	412,642
Unite Group PLC (The)	2,201	23,968
Victrex PLC	683	24,373
WH Smith PLC	741	23,526
William Hill PLC	7,729	33,666

Total United Kingdom		3,999,896

TOTAL COMMON STOCKS (Cost: $14,690,029)		16,908,933

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $253,320)(d)	253,320	253,320

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $14,943,349)		17,162,253
Other Assets less Liabilities - (1.3)%		(227,349)

NET ASSETS - 100.0%		$16,934,904

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $244,351 and the total market value of the collateral held by the Fund was $256,712. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,392.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

Australia - 13.1%
Accent Group Ltd.(a)	2,809,981	$1,802,218
Adelaide Brighton Ltd.(a)	812,978	4,145,878
Ainsworth Game Technology Ltd.*(a)	608,615	1,028,221
ALS Ltd.	530,489	2,900,305
Altium Ltd.	279,725	2,905,490
Amaysim Australia Ltd.(a)	488,077	759,681
Ansell Ltd.	217,318	4,130,400
AP Eagers Ltd.	225,300	1,404,461
APN Outdoor Group Ltd.	277,799	1,071,193
ARB Corp., Ltd.	71,911	1,053,472
Asaleo Care Ltd.	1,434,035	1,682,446
AUB Group Ltd.	80,594	832,083
Austal Ltd.	649,950	925,212
Australian Pharmaceutical Industries Ltd.	961,181	1,266,762
Automotive Holdings Group Ltd.(a)	832,545	2,370,278
Baby Bunting Group Ltd.(a)	763,372	961,285
Bapcor Ltd.	250,008	1,104,822
Beach Energy Ltd.	3,207,536	3,123,424
Beacon Lighting Group Ltd.	534,667	664,922
Bega Cheese Ltd.(a)	210,017	1,187,635
Blackmores Ltd.(a)	26,411	3,494,607
Breville Group Ltd.	199,250	1,963,627
Brickworks Ltd.	180,529	2,099,655
BT Investment Management Ltd.	554,340	4,895,085
Cabcharge Australia Ltd.	841,123	1,282,875
carsales.com Ltd.	334,928	3,795,858
Cedar Woods Properties Ltd.	238,617	1,138,469
Cleanaway Waste Management Ltd.	2,565,922	3,010,404
Collins Foods Ltd.	267,875	1,139,780
Corporate Travel Management Ltd.(a)	117,153	1,911,427
CSG Ltd.*(a)	1,487,781	529,469
CSR Ltd.	1,509,330	5,619,288
Dicker Data Ltd.	352,011	823,223
Dongfang Modern Agriculture Holding Group Ltd.	801,202	501,328
DuluxGroup Ltd.	606,613	3,634,382
Eclipx Group Ltd.	489,045	1,545,327
Elanor Investor Group	459,538	776,364
ERM Power Ltd.(a)	591,266	654,379
Estia Health Ltd.	253,858	692,957
Event Hospitality and Entertainment Ltd.	252,083	2,616,403
Fairfax Media Ltd.	4,447,839	2,713,525
Flight Centre Travel Group Ltd.(a)	209,145	7,236,902
G8 Education Ltd.(a)	935,293	2,479,919
Genworth Mortgage Insurance Australia Ltd.	1,820,576	4,271,891
GrainCorp Ltd. Class A	133,821	857,232
Greencross Ltd.(a)	210,263	1,034,436
GUD Holdings Ltd.	170,647	1,627,018
GWA Group Ltd.	577,710	1,287,789
Healthscope Ltd.	2,750,353	4,517,497
HT&E Ltd.(a)	443,005	651,413
IDP Education Ltd.	299,329	1,439,839
IMF Bentham Ltd.(a)	450,462	1,046,417
Infomedia Ltd.	855,875	572,356
Invocare Ltd.	157,629	1,984,962
IOOF Holdings Ltd.	855,427	7,172,455
IPH Ltd.(a)	342,673	1,474,119
IRESS Ltd.	317,341	2,874,252
iSentia Group Ltd.(a)	426,355	460,194
IVE Group Ltd.	498,676	846,386
Japara Healthcare Ltd.(a)	377,708	579,032
JB Hi-Fi Ltd.(a)	259,545	5,062,898
Link Administration Holdings Ltd.	206,709	1,364,558
MACA Ltd.	1,881,850	2,480,133
Mantra Group Ltd.	397,322	1,211,985
McMillan Shakespeare Ltd.	187,785	2,543,893
Mineral Resources Ltd.	322,956	5,339,965
Monadelphous Group Ltd.	231,781	3,148,964
Mortgage Choice Ltd.(a)	552,956	1,102,861
Myer Holdings Ltd.(a)	3,401,378	1,755,856
MYOB Group Ltd.	712,170	2,016,426
MyState Ltd.	316,948	1,229,588
Navigator Global Investments Ltd.	793,761	2,061,190
Navitas Ltd.	563,825	2,403,427
NIB Holdings Ltd.	833,485	4,406,914
Nick Scali Ltd.	165,242	856,888
Nine Entertainment Co. Holdings Ltd.	2,470,541	2,966,132
Northern Star Resources Ltd.	625,107	2,982,458
Nufarm Ltd.	255,215	1,744,648
OFX Group Ltd.(a)	411,821	457,390
oOh!media Ltd.	222,724	783,916
Orora Ltd.	1,801,536	4,776,752
OZ Minerals Ltd.	448,382	3,212,430
Pact Group Holdings Ltd.	612,865	2,722,722
Peet Ltd.	746,053	822,771
Perpetual Ltd.	111,401	4,212,847
Platinum Asset Management Ltd.(a)	1,805,132	10,885,627
Premier Investments Ltd.	353,237	4,102,823
Primary Health Care Ltd.	282,921	801,058
Quintis Ltd.*†(a)	423,797	0
Regis Resources Ltd.	761,043	2,559,574
Retail Food Group Ltd.(a)	448,608	866,671
Sandfire Resources NL	130,622	705,967
Scottish Pacific Group Ltd.	338,249	867,762
SeaLink Travel Group Ltd.(a)	232,538	745,706
Seven Group Holdings Ltd.	924,121	11,066,088
Seven West Media Ltd.	4,899,227	2,356,637
SG Fleet Group Ltd.	464,514	1,475,078
Sigma Healthcare Ltd.	3,094,425	2,396,102
Silver Chef Ltd.(a)	163,596	926,406
Sims Metal Management Ltd.	214,140	2,641,311
Sirtex Medical Ltd.	63,722	823,360
Southern Cross Media Group Ltd.	2,103,983	1,950,072
Steadfast Group Ltd.	927,723	2,046,245
Super Retail Group Ltd.	439,426	2,838,938
Tassal Group Ltd.	177,183	521,075
Villa World Ltd.	723,888	1,619,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Village Roadshow Ltd.*	202,134	$615,006
Vita Group Ltd.(a)	1,028,766	1,150,649
Viva Energy REIT	459,036	811,419
Vocus Group Ltd.(a)	1,119,446	2,652,992
WPP AUNZ Ltd.	1,623,654	1,168,346

Total Australia		242,834,554

Austria - 0.9%
AT&S Austria Technologie & Systemtechnik AG	44,045	1,245,013
Porr AG(a)	40,720	1,361,281
S IMMO AG	127,330	2,469,301
UNIQA Insurance Group AG	1,116,907	11,829,227
Zumtobel Group AG	43,952	528,831

Total Austria		17,433,653

Belgium - 1.2%
Cofinimmo S.A.	57,088	7,523,503
D’ieteren S.A./N.V.	59,166	2,666,732
EVS Broadcast Equipment S.A.	17,729	622,064
Exmar N.V.*	245,684	1,903,157
Ion Beam Applications(a)	39,760	1,140,361
Orange Belgium S.A.	107,477	2,258,522
Recticel S.A.	84,499	784,336
Rezidor Hotel Group AB	161,571	505,187
Warehouses De Pauw CVA	51,069	5,729,470

Total Belgium		23,133,332

China - 1.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	404,000	548,844
China Aerospace International Holdings Ltd.	4,908,000	590,168
China Agri-Industries Holdings Ltd.	3,371,000	1,474,783
China South City Holdings Ltd.(a)	12,606,000	3,305,783
China Traditional Chinese Medicine Holdings Co., Ltd.(a)	4,018,000	2,138,191
China Travel International Investment Hong Kong Ltd.	6,682,000	2,487,383
CITIC Telecom International Holdings Ltd.	6,553,822	1,735,434
CPMC Holdings Ltd.	1,612,109	1,276,522
Goldpac Group Ltd.(a)	1,896,000	574,817
Guotai Junan International Holdings Ltd.(a)	9,759,000	3,058,543
Rivera Holdings Ltd.	10,198,000	717,498
Shougang Fushan Resources Group Ltd.	5,838,000	1,254,633
Sinotruk Hong Kong Ltd.(a)	1,843,000	2,074,681
Yuexiu Property Co., Ltd.	30,486,000	5,693,726

Total China		26,931,006

Denmark - 1.6%
Alm Brand A/S	227,945	2,977,799
Matas A/S	90,862	1,150,356
NNIT A/S(b)	22,034	609,450
Per Aarsleff Holding A/S	37,960	1,196,887
Royal Unibrew A/S	58,818	3,526,955
Scandinavian Tobacco Group A/S Class A(b)	210,674	4,077,298
Schouw & Co. AB	28,609	2,683,074
SimCorp A/S	36,832	2,098,695
Spar Nord Bank A/S	352,802	4,102,481
Sydbank A/S	161,364	6,503,591

Total Denmark		28,926,586

Finland - 2.4%
Aktia Bank Oyj	61,689	674,834
Citycon Oyj(a)	2,403,808	6,229,052
Cramo Oyj	62,799	1,490,083
DNA Oyj	205,137	3,855,042
F-Secure Oyj	222,210	1,037,968
HKScan Oyj Class A	349,269	1,312,729
Kemira Oyj	189,167	2,612,245
Lassila & Tikanoja Oyj	99,911	2,166,715
Lehto Group Oyj	36,366	552,841
Metsa Board Oyj	498,327	4,275,505
Oriola Oyj Class B	227,857	766,110
Ramirent Oyj	235,522	2,208,784
Sanoma Oyj	348,388	4,547,403
Technopolis Oyj	308,038	1,546,149
Tieto Oyj	151,061	4,712,618
Tikkurila Oyj	60,867	1,301,717
Tokmanni Group Corp.	132,136	1,150,350
Uponor Oyj	110,346	2,223,409
YIT Oyj(a)	176,132	1,347,251

Total Finland		44,010,805

France - 1.9%
Albioma S.A.	67,900	1,715,482
Coface S.A.	410,695	4,396,052
Europcar Groupe S.A.(b)	176,082	2,167,253
Gaztransport Et Technigaz S.A.	107,766	6,483,212
IPSOS	53,056	1,955,886
Jacquet Metal Service	47,558	1,570,461
Kaufman & Broad S.A.	46,354	2,205,881
Korian S.A.	67,866	2,399,576
LISI	16,594	799,036
Neopost S.A.	79,843	2,301,012
Nexans S.A.	22,411	1,375,428
Rallye S.A.	257,300	4,581,964
Technicolor S.A. Registered Shares	306,273	1,055,508
Television Francaise 1	215,084	3,172,883

Total France		36,179,634

Germany - 4.3%
Aareal Bank AG	146,800	6,650,949
alstria office REIT-AG	293,434	4,545,387
AURELIUS Equity Opportunities SE & Co. KGaA(a)	98,850	6,761,101
Bechtle AG	41,612	3,473,754
Bertrandt AG	7,025	857,481
Bilfinger SE(a)	57,226	2,718,788
Borussia Dortmund GmbH & Co. KGaA	212,194	1,560,921
Capital Stage AG	222,370	1,725,496
Cewe Stiftung & Co. KGaA	7,125	753,329
Comdirect Bank AG	81,739	1,124,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

CropEnergies AG	115,042	$1,075,992
Deutz AG	65,243	593,768
Diebold Nixdorf AG	21,072	1,847,138
Elmos Semiconductor AG	51,521	1,427,877
Gerresheimer AG	15,163	1,258,519
Grammer AG	21,179	1,318,636
Hamburger Hafen und Logistik AG	121,739	3,460,180
Indus Holding AG	33,329	2,381,277
Jenoptik AG	56,218	1,859,469
Kloeckner & Co. SE	119,098	1,471,603
Leoni AG	24,891	1,864,782
MLP SE	197,837	1,337,003
NORMA Group SE	28,616	1,923,247
Pfeiffer Vacuum Technology AG	16,641	3,120,270
RHOEN-KLINIKUM AG	100,739	3,614,506
Sixt SE	50,324	4,502,570
Takkt AG	72,663	1,646,042
TLG Immobilien AG	164,835	4,383,246
VTG AG	36,265	2,079,806
Wacker Neuson SE	97,363	3,516,174
Washtec AG	8,249	779,555
Wuestenrot & Wuerttembergische AG	149,869	4,203,929
Zeal Network SE	22,383	575,985
Total Germany		80,413,114
Hong Kong - 1.1%
Chu Kong Shipping Enterprises Group Co., Ltd.	2,516,000	666,230
Dah Sing Financial Holdings Ltd.	429,029	2,746,844
Hong Kong Aircraft Engineering Co., Ltd.(a)	349,600	2,238,302
Hongkong & Shanghai Hotels Ltd. (The)	1,394,870	2,069,831
Kowloon Development Co., Ltd.	3,638,000	3,853,331
Lai Sun Development Co., Ltd.	817,734	1,391,256
Miramar Hotel & Investment(a)	491,000	981,083
Television Broadcasts Ltd.(a)	922,200	3,314,932
Vitasoy International Holdings Ltd.	852,364	2,180,712
Welling Holding Ltd.	5,656,000	1,447,047
Total Hong Kong		20,889,568
Indonesia - 0.1%
Bumitama Agri Ltd.	2,214,700	1,234,624

Ireland - 0.8%
C&C Group PLC	466,441	1,596,292
Grafton Group PLC	176,390	1,913,665
Greencore Group PLC	685,960	2,131,460
Hostelworld Group PLC(b)	241,710	1,252,307
IFG Group PLC	336,322	856,174
Irish Continental Group PLC	402,779	2,785,865
Origin Enterprises PLC	106,058	807,427
UDG Healthcare PLC	254,373	2,907,671
Total Ireland		14,250,861
Israel - 3.0%
Amot Investments Ltd.	772,662	4,640,445
Ashtrom Properties Ltd.	195,862	1,018,337
Avgol Industries 1953 Ltd.	1,230,593	1,529,535
B Communications Ltd.*	96,140	1,762,929
Delek Automotive Systems Ltd.	520,586	3,894,292
Delta-Galil Industries Ltd.	35,334	1,224,398
Direct Insurance Financial Investments Ltd.	97,073	1,149,782
Discount Investment Corp., Ltd. Registered Shares	755,194	2,945,379
El Al Israel Airlines	1,854,481	772,956
First International Bank of Israel Ltd.	228,684	4,753,313
Gazit-Globe Ltd.	191,485	2,036,388
Harel Insurance Investments & Financial Services Ltd.	300,853	2,208,962
Inrom Construction Industries Ltd.	476,479	2,263,229
Magic Software Enterprises Ltd.	78,876	667,742
Matrix IT Ltd.	218,612	2,757,484
Maytronics Ltd.	245,789	1,214,912
Mediterranean Towers Ltd.	373,093	756,148
Meitav Dash Investments Ltd.	220,348	778,151
Melisron Ltd.	60,040	2,843,194
Migdal Insurance & Financial Holding Ltd.	711,202	798,749
Nawi Brothers Ltd.	83,405	454,786
Oil Refineries Ltd.	9,520,882	4,563,463
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	16,327	868,165
Scope Metals Group Ltd.	21,945	644,130
Sella Capital Real Estate Ltd.	991,380	2,066,059
Shapir Engineering and Industry Ltd.	329,266	1,324,026
Shikun & Binui Ltd.	580,092	1,294,812
Shufersal Ltd.	323,607	2,153,247
Strauss Group Ltd.	113,414	2,435,772
ZUR Shamir Holdings Ltd.	164,798	732,931
Total Israel		56,553,716
Italy - 4.4%
Anima Holding SpA(b)	465,801	3,333,630
Ascopiave SpA	826,912	3,521,022
Astaldi SpA(a)	205,793	523,887
ASTM SpA	104,849	3,050,623
Banca IFIS SpA	91,232	4,466,411
Banca Popolare di Sondrio SCPA	456,252	1,667,709
Banca Sistema SpA(a)(b)	233,601	636,192
Biesse SpA	55,140	2,800,773
BPER Banca(a)	284,138	1,436,422
Cairo Communication SpA	167,628	746,778
Cerved Information Solutions SpA	172,765	2,199,036
CIR-Compagnie Industriali Riunite SpA	860,039	1,203,136
Cofide SpA	1,450,120	1,008,215
Credito Emiliano SpA	317,862	2,700,448
Datalogic SpA	60,739	2,247,869
Ei Towers SpA	43,491	2,793,984
Enav SpA(b)	1,004,759	5,441,382
ERG SpA	237,334	4,388,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Esprinet SpA(a)	65,741	$324,925
Immobiliare Grande Distribuzione SIIQ SpA	1,572,388	1,820,151
IMMSI SpA*	1,118,132	949,927
Italmobiliare SpA	47,453	1,359,011
Maire Tecnimont SpA(a)	250,500	1,298,856
MARR SpA	137,816	3,561,334
OVS SpA(b)	227,657	1,518,574
RAI Way SpA(b)	375,292	2,287,052
Saras SpA	3,567,735	8,585,410
Societa Cattolica di Assicurazioni SC	390,087	4,239,170
Societa Iniziative Autostradali e Servizi SpA	313,275	5,838,324
Tod’s SpA(a)	56,040	4,098,134
Zignago Vetro SpA	142,317	1,391,080
Total Italy		81,438,322
Japan - 26.4%
Adastria Co., Ltd.	40,200	813,278
ADEKA Corp.	92,901	1,637,004
Aeon Delight Co., Ltd.	50,000	1,873,058
Ai Holdings Corp.	44,500	1,075,664
Aica Kogyo Co., Ltd.	45,700	1,697,776
Aichi Corp.	116,000	858,802
Aida Engineering Ltd.	84,700	1,037,603
Aisan Industry Co., Ltd.	133,200	1,564,346
Akita Bank Ltd. (The)	31,100	858,597
Alinco, Inc.	99,000	1,098,535
Alpen Co., Ltd.(a)	50,000	1,078,118
Alpine Electronics, Inc.	63,200	1,308,882
Amano Corp.	91,200	2,385,854
Aoyama Trading Co., Ltd.	68,301	2,552,572
Arcs Co., Ltd.	43,100	1,005,475
Ariake Japan Co., Ltd.	37,300	3,185,317
Asahi Broadcasting Corp.	110,600	891,476
Asahi Holdings, Inc.	45,300	851,310
ASKUL Corp.(a)	31,988	907,250
Autobacs Seven Co., Ltd.	54,203	1,040,274
Avex, Inc.	55,300	787,896
Awa Bank Ltd. (The)	86,000	548,904
Bando Chemical Industries Ltd.	92,400	1,084,357
Bank of Saga Ltd. (The)	17,100	390,727
Bell System24 Holdings, Inc.	84,300	1,060,391
Belluna Co., Ltd.	190,000	2,341,056
BML, Inc.	36,500	908,855
C.I. Takiron Corp.	122,000	870,732
Capcom Co., Ltd.	52,300	1,659,765
Central Glass Co., Ltd.	55,000	1,169,818
Chiyoda Co., Ltd.	41,800	1,124,314
Citizen Watch Co., Ltd.	189,807	1,393,434
CKD Corp.	61,900	1,394,605
COLOPL, Inc.(a)	60,000	651,931
CONEXIO Corp.	84,700	1,759,414
Cosmo Energy Holdings Co., Ltd.	76,200	2,878,216
Daido Metal Co., Ltd.	83,400	825,486
Daido Steel Co., Ltd.	14,791	911,225
Daiken Medical Co., Ltd.(a)	240,900	1,655,185
Daikyo, Inc.	50,600	981,007
Daio Paper Corp.(a)	59,500	786,995
Daishi Bank Ltd. (The)	30,790	1,402,154
Daiwabo Holdings Co., Ltd.	56,600	2,328,815
DCM Holdings Co., Ltd.	152,800	1,424,234
Denka Co., Ltd.	99,800	3,999,973
Denyo Co., Ltd.	58,900	1,054,083
Dexerials Corp.	137,800	1,784,733
DMG Mori Co., Ltd.	79,300	1,640,908
Doshisha Co., Ltd.	43,600	928,121
Doutor Nichires Holdings Co., Ltd.	47,100	1,163,598
Dowa Holdings Co., Ltd.	39,200	1,600,710
Dunlop Sports Co., Ltd.(a)	30,945	451,405
Eagle Industry Co., Ltd.	78,000	1,459,601
Earth Chemical Co., Ltd.	37,100	1,870,644
EDION Corp.(a)	140,600	1,637,525
Eighteenth Bank Ltd. (The)	299,393	770,741
Enplas Corp.	30,400	1,262,956
Exedy Corp.	33,770	1,044,727
Fancl Corp.	59,700	1,764,767
FIDEA Holdings Co., Ltd.	750,000	1,364,847
Fields Corp.(a)	116,897	1,253,543
Financial Products Group Co., Ltd.	72,900	885,931
Foster Electric Co., Ltd.	45,685	1,134,724
France Bed Holdings Co., Ltd.	149,900	1,415,833
Fudo Tetra Corp.	420,900	683,752
Fuji Corp., Ltd.	244,900	1,904,415
Fuji Oil Co., Ltd.	202,700	1,124,612
Fuji Oil Holdings, Inc.	57,000	1,667,244
Fujikura Ltd.	183,800	1,621,813
Fujimi, Inc.	60,741	1,279,524
Fujimori Kogyo Co., Ltd.	41,700	1,482,543
Fujitec Co., Ltd.	67,900	980,677
Fujitsu General Ltd.	49,200	1,080,522
Fukuyama Transporting Co., Ltd.	18,000	680,692
Funai Soken Holdings, Inc.	200,550	4,493,459
GCA Corp.	85,400	855,895
Geo Holdings Corp.	102,700	1,992,006
Gfoot Co., Ltd.	137,800	963,927
Glory Ltd.	19,877	750,791
GMO Financial Holdings, Inc.(a)	231,600	1,472,043
GMO Internet, Inc.(a)	101,688	1,730,456
Godo Steel Ltd.	41,200	865,328
GS Yuasa Corp.	103,000	512,943
GungHo Online Entertainment, Inc.*(a)	308,100	847,856
Gunma Bank Ltd. (The)	514,200	3,113,044
Gunze Ltd.	33,900	1,941,012
Gurunavi, Inc.	41,900	497,667
H2O Retailing Corp.	49,200	1,030,296
Hanwa Co., Ltd.	66,600	3,080,213
Happinet Corp.	142,900	2,780,620
Hard Off Corp. Co., Ltd.	90,800	997,873
Hazama Ando Corp.	143,900	1,126,674
Heiwa Corp.	90,519	1,700,295
Heiwado Co., Ltd.	64,300	1,337,371
Hiroshima Bank Ltd. (The)	274,500	2,390,453
Hitachi Transport System Ltd.	47,031	1,226,188
Hitachi Zosen Corp.	184,400	970,699
Hokuetsu Bank Ltd. (The)	45,400	1,047,041
Hokuetsu Industries Co., Ltd.	181,800	2,062,498
Hokuetsu Kishu Paper Co., Ltd.	244,500	1,460,706
Hokuhoku Financial Group, Inc.	178,400	2,790,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Hokuriku Electric Power Co.(a)	236,000	$1,900,151
Horiba Ltd.	35,600	2,145,797
Hosokawa Micron Corp.	34,200	2,456,085
Hyakugo Bank Ltd. (The)	197,000	939,095
Hyakujushi Bank Ltd. (The)	176,000	584,323
Ibiden Co., Ltd.	96,700	1,448,139
Ichigo, Inc.(a)	315,900	1,197,419
Ichiyoshi Securities Co., Ltd.	153,900	1,756,905
Idec Corp.	79,800	1,901,316
Iino Kaiun Kaisha Ltd.	225,400	1,270,564
Imasen Electric Industrial	103,800	1,230,120
Inaba Denki Sangyo Co., Ltd.	41,600	1,942,441
Inabata & Co., Ltd.	62,700	951,214
Itochu Enex Co., Ltd.	194,301	1,873,155
Iwatani Corp.	19,000	612,250
Iyo Bank Ltd. (The)	204,700	1,640,871
Japan Wool Textile Co., Ltd. (The)	99,600	961,076
K’s Holdings Corp.(a)	82,601	2,118,369
kabu.com Securities Co., Ltd.	589,301	1,841,402
Kaga Electronics Co., Ltd.	60,800	1,659,654
Kandenko Co., Ltd.	150,800	1,587,650
Kaneka Corp.	153,000	1,397,577
Kansai Urban Banking Corp.(a)	79,800	1,040,623
Kasai Kogyo Co., Ltd.	50,700	836,224
Kato Sangyo Co., Ltd.	48,400	1,774,452
Kato Works Co., Ltd.	49,900	1,517,155
Keiyo Bank Ltd. (The)	189,000	865,726
Kintetsu World Express, Inc.	61,800	1,281,534
Kitagawa Iron Works Co., Ltd.	50,900	1,391,673
Kitano Construction Corp.	331,000	1,192,952
Kito Corp.	76,900	1,211,013
Kiyo Bank Ltd. (The)	52,450	873,003
Koa Corp.	93,200	1,926,051
Kobe Bussan Co., Ltd.(a)	15,100	579,068
Koei Tecmo Holdings Co., Ltd.	60,300	1,218,847
Kohnan Shoji Co., Ltd.	78,800	1,701,213
Kokuyo Co., Ltd.	133,400	2,478,528
Konoike Transport Co., Ltd.	50,000	886,374
Kurabo Industries Ltd.	399,955	1,299,454
KYB Corp.	15,079	882,118
Kyoei Steel Ltd.(a)	39,500	754,234
KYORIN Holdings, Inc.	51,390	963,477
Kyosan Electric Manufacturing Co., Ltd.	341,000	2,212,792
Kyoto Kimono Yuzen Co., Ltd.(a)	206,200	1,422,258
Kyowa Exeo Corp.	96,500	2,498,806
Kyudenko Corp.	38,900	1,881,980
Leopalace21 Corp.	259,200	2,015,617
Lintec Corp.	53,830	1,502,844
Macnica Fuji Electronics Holdings, Inc.	59,000	1,286,844
Maeda Road Construction Co., Ltd.	55,000	1,262,095
Mandom Corp.	63,060	2,068,413
Marubun Corp.	131,100	1,347,659
Maruha Nichiro Corp.	48,300	1,457,790
Matsui Securities Co., Ltd.	206,340	1,741,938
Max Co., Ltd.	61,147	876,088
MegaChips Corp.(a)	42,700	1,281,190
Megmilk Snow Brand Co., Ltd.	51,800	1,533,538
Meitec Corp.	47,600	2,501,482
Minato Bank Ltd. (The)(a)	40,321	758,099
Ministop Co., Ltd.	45,400	981,349
Miraca Holdings, Inc.	37,300	1,597,625
Mitsubishi Research Institute, Inc.	30,200	1,058,944
Mitsubishi Shokuhin Co., Ltd.	40,300	1,182,348
Mitsubishi Steel Manufacturing Co., Ltd.	50,400	1,252,730
Mitsui Matsushima Co., Ltd.	59,100	856,202
Mitsui Mining & Smelting Co., Ltd.	49,164	2,876,083
Miyazaki Bank Ltd. (The)	17,264	589,259
Morinaga Milk Industry Co., Ltd.	63,200	2,861,252
MTI Ltd.	111,000	634,567
Musashino Bank Ltd. (The)	16,345	546,284
Nachi-Fujikoshi Corp.	305,000	2,046,871
Nagaileben Co., Ltd.	41,900	1,053,358
Nagase & Co., Ltd.	106,500	1,921,065
NEC Networks & System Integration Corp.	45,001	1,184,447
NHK Spring Co., Ltd.	151,900	1,672,046
Nichi-iko Pharmaceutical Co., Ltd.	44,400	685,411
Nichias Corp.	131,000	1,745,504
Nichiha Corp.	65,001	2,726,407
Nichireki Co., Ltd.	132,800	1,714,081
Nihon Kohden Corp.	35,600	826,400
Nihon Nohyaku Co., Ltd.	147,000	870,386
Nihon Parkerizing Co., Ltd.	78,701	1,328,101
Nihon Unisys Ltd.	86,800	1,807,659
Nikkon Holdings Co., Ltd.	62,800	1,769,996
Nippo Corp.	45,000	1,053,395
Nippon Denko Co., Ltd.(a)	392,300	1,640,242
Nippon Flour Mills Co., Ltd.	144,697	2,219,586
Nippon Kayaku Co., Ltd.	103,899	1,542,114
Nippon Koei Co., Ltd.	42,800	1,329,783
Nippon Light Metal Holdings Co., Ltd.	573,400	1,633,923
Nippon Paper Industries Co., Ltd.	98,238	1,867,961
Nippon Shokubai Co., Ltd.	28,800	1,945,566
Nippon Steel & Sumikin Bussan Corp.	38,473	2,336,044
Nippon Thompson Co., Ltd.	143,600	1,148,545
Nipro Corp.	222,091	3,296,371
Nishi-Nippon Railroad Co., Ltd.	59,200	1,597,585
Nishimatsu Construction Co., Ltd.	57,000	1,598,935
Nishimatsuya Chain Co., Ltd.	86,800	965,472
Nishio Rent All Co., Ltd.	17,300	562,077
Nisshinbo Holdings, Inc.	185,892	2,519,814
Nissin Electric Co., Ltd.	73,200	851,888
Nitta Corp.	32,700	1,259,814
Noevir Holdings Co., Ltd.	44,700	3,317,284
NOF Corp.	49,500	1,329,228
Noritake Co., Ltd.	36,800	1,865,317
North Pacific Bank Ltd.	416,700	1,398,248
NS Solutions Corp.	92,200	2,524,962
NS United Kaiun Kaisha Ltd.	55,100	1,342,650
NSD Co., Ltd.	96,600	2,061,486
NTN Corp.	488,000	2,421,589
Obara Group, Inc.	12,500	857,745
Ogaki Kyoritsu Bank Ltd. (The)	34,000	859,885
Ohsho Food Service Corp.	42,400	2,028,726
Oita Bank Ltd. (The)	38,600	1,500,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Okamura Corp.	67,700	$989,808
Okasan Securities Group, Inc.	406,000	2,515,650
Oki Electric Industry Co., Ltd.	62,800	881,374
OKUMA Corp.	17,200	1,143,613
Okumura Corp.	54,900	2,261,305
Okuwa Co., Ltd.	69,000	713,582
Onoken Co., Ltd.(a)	84,400	1,523,920
Onward Holdings Co., Ltd.	171,800	1,488,476
Open House Co., Ltd.	36,900	1,985,033
OSG Corp.	47,900	1,037,514
Paltac Corp.	96,476	4,402,012
Paramount Bed Holdings Co., Ltd.	30,400	1,505,832
Penta-Ocean Construction Co., Ltd.	126,700	944,767
Plenus Co., Ltd.	58,000	1,265,548
Press Kogyo Co., Ltd.	144,800	877,926
Raysum Co., Ltd.	79,300	1,028,471
Rengo Co., Ltd.	281,700	2,058,048
Resorttrust, Inc.(a)	69,700	1,584,569
Riso Kagaku Corp.	47,100	896,008
Rohto Pharmaceutical Co., Ltd.	52,000	1,389,436
Roland DG Corp.	41,100	1,105,486
Round One Corp.	137,700	2,317,614
Ryobi Ltd.	52,800	1,499,867
Ryoden Corp.	29,000	469,818
Ryosan Co., Ltd.	41,286	1,586,936
Sac’s Bar Holdings, Inc.	52,700	652,142
Saibu Gas Co., Ltd.	48,100	1,202,820
Saizeriya Co., Ltd.	50,401	1,686,745
San-Ai Oil Co., Ltd.	101,800	1,482,945
San-In Godo Bank Ltd. (The)	98,387	950,245
Sangetsu Corp.	77,400	1,427,073
Sankyu, Inc.	74,000	3,195,828
Sanoh Industrial Co., Ltd.	190,400	1,529,623
Sanrio Co., Ltd.(a)	79,673	1,333,895
Sanshin Electronics Co., Ltd.	61,100	1,043,012
Sanwa Holdings Corp.	242,500	3,340,968
Sanyo Chemical Industries Ltd.	18,000	942,743
Sanyo Denki Co., Ltd.	26,800	1,922,273
Sanyo Housing Nagoya Co., Ltd.	125,500	1,346,911
Sapporo Holdings Ltd.(a)	60,200	1,843,675
Sato Holdings Corp.	29,600	899,956
Sawai Pharmaceutical Co., Ltd.	29,500	1,319,840
Seiko Holdings Corp.	26,800	780,328
Seino Holdings Co., Ltd.	143,283	2,276,756
Senko Group Holdings Co., Ltd.	204,200	1,475,533
Senshu Ikeda Holdings, Inc.	339,400	1,253,355
Shibusawa Warehouse Co., Ltd. (The)	65,200	1,171,458
Shiga Bank Ltd. (The)	133,000	681,234
Shimachu Co., Ltd.	62,200	1,791,735
Shinko Plantech Co., Ltd.	134,400	1,426,919
Shinmaywa Industries Ltd.	108,000	1,029,667
Ship Healthcare Holdings, Inc.	54,400	1,803,675
Shoei Co., Ltd.	39,600	1,813,901
Sotetsu Holdings, Inc.	69,600	1,829,433
St. Marc Holdings Co., Ltd.	28,400	784,057
Star Micronics Co., Ltd.	46,100	796,366
Starts Corp., Inc.	50,100	1,311,984
Sumitomo Bakelite Co., Ltd.	379,000	3,189,454
Sumitomo Osaka Cement Co., Ltd.	418,000	2,014,860
Sumitomo Riko Co., Ltd.	82,150	879,475
Sumitomo Seika Chemicals Co., Ltd.	12,200	677,958
T-Gaia Corp.	86,100	2,000,975
Tadano Ltd.	65,100	1,081,244
Taiho Kogyo Co., Ltd.	47,400	705,635
Taikisha Ltd.	19,400	656,138
Taiyo Holdings Co., Ltd.	41,259	1,838,617
Taiyo Yuden Co., Ltd.	56,200	876,051
Takara Leben Co., Ltd.	176,300	779,382
Takasago Thermal Engineering Co., Ltd.	130,401	2,390,396
Tamron Co., Ltd.	44,400	954,610
Tatsuta Electric Wire and Cable Co., Ltd.	352,000	2,802,876
TechnoPro Holdings, Inc.	43,600	2,368,682
TIS, Inc.	57,800	2,019,024
Toagosei Co., Ltd.	138,400	1,763,018
Tocalo Co., Ltd.	49,000	2,187,927
Toda Corp.	167,000	1,340,151
Toei Co., Ltd.	6,700	677,435
Toho Bank Ltd. (The)	152,272	535,284
Toho Holdings Co., Ltd.	42,000	949,987
TOKAI Holdings Corp.	206,800	1,758,672
Tokai Rika Co., Ltd.	54,722	1,152,247
Tokai Tokyo Financial Holdings, Inc.	493,500	3,184,860
Tokyo Ohka Kogyo Co., Ltd.	15,300	660,759
Tokyo Seimitsu Co., Ltd.	43,800	1,734,115
Tokyu Construction Co., Ltd.	132,100	1,287,579
TOMONY Holdings, Inc.	223,090	1,148,621
Topcon Corp.	55,600	1,202,816
Toppan Forms Co., Ltd.	106,500	1,206,338
Topy Industries Ltd.	18,100	558,344
Toshiba Plant Systems & Services Corp.	57,300	1,069,193
Towa Bank Ltd. (The)	98,600	1,336,549
Toyo Ink SC Holdings Co., Ltd.	386,001	2,285,510
Toyo Kohan Co., Ltd.	229,300	993,328
Toyo Tire & Rubber Co., Ltd.	131,700	2,721,683
Toyobo Co., Ltd.	104,069	1,891,072
TPR Co., Ltd.	28,900	958,202
Trusco Nakayama Corp.	45,600	1,329,747
TS Tech Co., Ltd.	48,833	2,009,241
Tsubaki Nakashima Co., Ltd.	42,300	1,008,216
Tsubakimoto Chain Co.	59,000	476,609
Tsumura & Co.	80,801	2,686,194
Ube Industries Ltd.	85,277	2,509,483
UKC Holdings Corp.	34,000	750,022
Union Tool Co.	15,100	554,940
Universal Entertainment Corp.(a)	34,300	1,263,604
Unizo Holdings Co., Ltd.	29,400	798,615
Valor Holdings Co., Ltd.	53,300	1,246,269
Vital KSK Holdings, Inc.	104,900	961,001
VT Holdings Co., Ltd.	131,900	656,866
Wacoal Holdings Corp.	47,768	1,509,579
Wowow, Inc.	28,000	825,211
Xebio Holdings Co., Ltd.	43,200	822,583
YAMABIKO Corp.	88,400	1,402,315
Yamanashi Chuo Bank Ltd. (The)	169,000	738,109
Yamatane Corp.	78,600	1,529,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Yamazen Corp.	111,000	$1,309,534
Yorozu Corp.	36,300	780,458
Yuasa Trading Co., Ltd.	29,948	1,088,656
Yumeshin Holdings Co., Ltd.(a)	154,700	1,487,262
Zenrin Co., Ltd.	54,400	1,832,650
Zeon Corp.	76,200	1,103,260
Zojirushi Corp.	55,200	562,535
Total Japan		488,398,978
Netherlands - 1.8%
Accell Group	59,320	1,668,953
Amsterdam Commodities N.V.	45,373	1,313,335
Arcadis N.V.	72,732	1,664,199
BE Semiconductor Industries N.V.	94,897	7,966,408
Beter Bed Holding N.V.	58,802	934,869
Corbion N.V.	106,962	3,467,880
Flow Traders(b)	85,492	2,053,176
Intertrust N.V.(b)	115,832	2,173,994
Koninklijke BAM Groep N.V.	205,692	946,238
PostNL N.V.	571,212	2,795,775
Refresco Group N.V.(b)	85,485	2,032,478
Rhi Magnesita N.V.*	55,235	2,892,154
TKH Group N.V. CVA	56,275	3,576,746
Total Netherlands		33,486,205
New Zealand - 4.1%
Air New Zealand Ltd.	3,705,026	8,405,698
Chorus Ltd.(a)	843,385	2,519,225
Contact Energy Ltd.	1,450,181	5,734,411
EBOS Group Ltd.	306,686	4,046,035
Fonterra Co-operative Group Ltd.(a)	278,021	1,267,440
Freightways Ltd.	319,168	1,741,031
Genesis Energy Ltd.	4,763,287	8,536,879
Heartland Bank Ltd.	1,602,947	2,371,233
Infratil Ltd.	1,409,149	3,327,261
Investore Property Ltd.(a)	993,342	1,052,633
Kathmandu Holdings Ltd.	947,348	1,637,222
Kiwi Property Group Ltd.	3,006,317	3,004,021
Mainfreight Ltd.(a)	106,526	1,923,580
Metro Performance Glass Ltd.(a)	1,062,965	755,981
Michael Hill International Ltd.	981,039	943,803
NZME Ltd.(a)	908,973	568,886
NZX Ltd.(a)	1,386,817	1,104,661
Port of Tauranga Ltd.(a)	443,844	1,559,370
Restaurant Brands New Zealand Ltd.(a)	366,446	1,902,500
Scales Corp., Ltd.	383,220	1,302,770
Skellerup Holdings Ltd.	416,966	548,611
SKY Network Television Ltd.	1,480,502	2,958,742
SKYCITY Entertainment Group Ltd.	1,337,895	3,948,771
Steel & Tube Holdings Ltd.	315,574	471,316
Tegel Group Holdings Ltd.(a)	1,535,155	1,277,409
Trade Me Group Ltd.	1,207,967	4,158,074
Trustpower Ltd.	801,288	3,407,859
Z Energy Ltd.	1,009,300	5,505,636
Total New Zealand		75,981,058
Norway - 3.0%
American Shipping Co. ASA*	465,460	1,360,071
Arcus ASA(b)	251,570	1,430,188
Atea ASA*	266,344	3,761,024
Austevoll Seafood ASA	842,377	7,028,949
Borregaard ASA	163,026	1,624,410
Ekornes ASA	111,574	1,616,451
Entra ASA(b)	315,480	4,705,577
Europris ASA(b)	540,531	2,207,233
Grieg Seafood ASA	320,780	2,833,520
Norway Royal Salmon ASA	127,070	2,089,520
Ocean Yield ASA(a)	544,147	4,623,621
Protector Forsikring ASA	144,589	1,590,959
Selvaag Bolig ASA	272,564	1,129,664
SpareBank 1 Nord Norge	259,045	1,971,495
SpareBank 1 SMN	230,290	2,315,753
SpareBank 1 SR-Bank ASA	370,101	3,936,595
Sparebanken Vest	259,851	1,731,419
TGS Nopec Geophysical Co. ASA	137,156	3,256,456
Tomra Systems ASA	185,927	2,989,162
Veidekke ASA	257,251	2,917,106
Total Norway		55,119,173
Portugal - 1.3%
Altri, SGPS, S.A.	749,978	4,656,867
CTT-Correios de Portugal S.A.	337,586	1,421,644
Mota-Engil, SGPS, S.A.	516,825	2,273,271
REN - Redes Energeticas Nacionais, SGPS, S.A.	2,043,323	6,082,531
Semapa-Sociedade de Investimento e Gestao	122,973	2,627,716
Sonae Capital, SGPS, S.A.	981,109	1,044,989
Sonae, SGPS, S.A.	3,983,049	5,385,485
Total Portugal		23,492,503
Singapore - 3.7%
Accordia Golf Trust	1,203,200	616,726
Asian Pay Television Trust(a)	3,984,717	1,759,191
Boustead Singapore Ltd.	1,305,200	839,922
Bukit Sembawang Estates Ltd.(a)	561,700	2,635,333
Centurion Corp., Ltd.	2,174,800	854,363
China Aviation Oil Singapore Corp., Ltd.(a)	879,900	1,066,625
Chip Eng Seng Corp., Ltd.	1,049,460	765,657
CITIC Envirotech Ltd.(a)	1,248,000	695,720
Far East Orchard Ltd.(a)	1,276,500	1,432,767
GuocoLand Ltd.(a)	2,422,300	4,060,126
Ho Bee Land Ltd.(a)	653,100	1,202,204
Hong Fok Corp., Ltd.(a)	870,600	560,248
iFAST Corp., Ltd.(a)	1,308,900	866,789
Indofood Agri Resources Ltd.	1,483,700	432,986
Japfa Ltd.(a)	2,452,200	935,814
Jumbo Group Ltd.(a)	1,583,100	675,222
Keppel Infrastructure Trust	10,352,088	4,454,094
Keppel Telecommunications & Transportation Ltd.(a)	815,800	958,400
Lian Beng Group Ltd.	2,437,200	1,349,542
OUE Ltd.	1,627,700	2,277,611
Oxley Holdings Ltd.	2,781,850	1,363,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Q&M Dental Group Singapore Ltd.(a)	2,058,000	$947,074
QAF Ltd.	1,069,000	895,899
Raffles Medical Group Ltd.(a)	1,932,800	1,619,826
Sembcorp Marine Ltd.(a)	2,318,700	3,192,463
Sheng Siong Group Ltd.(a)	2,910,100	2,014,249
SIIC Environment Holdings Ltd.	3,437,100	1,324,533
Singapore Post Ltd.(a)	5,227,500	4,850,419
UMS Holdings Ltd.	3,544,059	2,704,984
United Engineers Ltd.	1,164,789	2,300,990
UPP Holdings Ltd.(a)	4,029,200	798,966
Venture Corp., Ltd.	775,344	11,876,154
Wheelock Properties Singapore Ltd.	1,618,700	2,301,354
Wing Tai Holdings Ltd.	911,700	1,555,430
Yanlord Land Group Ltd.	1,393,200	1,688,854

Total Singapore		67,873,983

Spain - 1.1%
Applus Services S.A.	95,224	1,289,240
Construcciones y Auxiliar de Ferrocarriles S.A.	19,262	790,577
Elecnor S.A.	52,030	830,328
Ence Energia y Celulosa S.A.	765,136	5,053,265
Euskaltel S.A.(b)	105,730	863,078
Faes Farma S.A.	455,625	1,607,466
Obrascon Huarte Lain S.A.*(a)	187,200	1,119,678
Papeles y Cartones de Europa S.A.	146,931	1,996,360
Saeta Yield S.A.	249,810	2,942,724
Tecnicas Reunidas S.A.(a)	127,453	4,049,586

Total Spain		20,542,302

Sweden - 4.9%
Acando AB	644,271	2,195,439
AddTech AB Class B	62,849	1,377,880
AF AB Class B	112,103	2,476,877
Alimak Group AB(b)	59,293	926,962
Atrium Ljungberg AB Class B	197,347	3,140,680
Avanza Bank Holding AB(a)	39,197	1,647,351
Bergman & Beving AB Class B	36,920	387,801
Betsson AB*	233,480	1,725,257
Bilia AB Class A	300,214	2,933,389
Bravida Holding AB(b)	154,530	1,035,233
Bulten AB	51,828	775,442
Byggmax Group AB	104,248	700,292
Capio AB(b)	96,654	519,423
Clas Ohlson AB Class B	110,702	1,521,096
Com Hem Holding AB	195,351	2,992,002
Coor Service Management Holding AB(b)	199,264	1,521,099
Dometic Group AB(b)	329,387	3,361,256
Duni AB	128,299	1,900,000
Dustin Group AB(b)	98,864	984,112
Evolution Gaming Group AB(b)	14,807	1,049,828
Granges AB	88,172	907,297
Hemfosa Fastigheter AB	337,654	4,532,296
HIQ International AB*	174,991	1,330,466
Intrum Justitia AB(a)	97,184	3,600,111
Inwido AB	64,479	659,556
ITAB Shop Concept AB Class B	106,719	674,529
KappAhl AB	131,895	729,752
KNOW IT AB	141,238	2,682,444
Kungsleden AB	260,071	1,889,982
Lifco AB Class B	37,928	1,317,462
Loomis AB Class B	95,935	4,037,765
Magnolia Bostad AB(a)	79,605	486,137
Mekonomen AB	48,285	880,188
Modern Times Group MTG AB Class B	133,582	5,625,536
MQ Holding AB	268,806	876,595
Mycronic AB(a)	238,908	2,480,266
NetEnt AB*	263,303	1,816,992
Nobia AB	259,151	2,196,651
Nobina AB(b)	238,854	1,575,342
Nolato AB Class B	54,979	3,619,381
Nordax Group AB(b)	252,897	1,637,074
Nordic Waterproofing Holding A/S(b)	54,309	467,638
NP3 Fastigheter AB	203,026	1,289,448
Platzer Fastigheter Holding AB Class B	158,812	1,008,638
Recipharm AB Class B(a)	34,376	414,611
Resurs Holding AB(b)	551,005	3,920,127
Rottneros AB	708,540	618,755
Scandi Standard AB	116,808	905,931
Thule Group AB(b)	61,989	1,399,910
Wihlborgs Fastigheter AB	136,945	3,283,335

Total Sweden		90,035,634

Switzerland - 1.4%
Ascom Holding AG Registered Shares	53,830	1,392,012
Daetwyler Holding AG Bearer Shares	5,658	1,093,861
EFG International AG*	531,899	5,621,919
GAM Holding AG*	386,979	6,254,406
Implenia AG Registered Shares	25,585	1,730,171
Kudelski S.A. Bearer Shares(a)	58,425	722,443
Mobilezone Holding AG Registered Shares(a)	153,809	2,028,164
Oriflame Holding AG	67,800	2,801,434
Tecan Group AG Registered Shares	8,732	1,816,292
Valiant Holding AG Registered Shares	21,877	2,366,173
Zehnder Group AG	17,568	720,207

Total Switzerland		26,547,082

United Kingdom - 15.8%
A.G. Barr PLC	92,010	829,569
AA PLC(a)	1,474,183	3,390,141
Abcam PLC	159,495	2,276,235
Ascential PLC	181,302	944,972
AVEVA Group PLC	19,602	733,184
Balfour Beatty PLC(a)	376,720	1,513,535
BCA Marketplace PLC	1,216,466	3,360,262
BGEO Group PLC	60,493	2,910,760
Big Yellow Group PLC	248,602	2,924,096
Bodycote PLC	114,181	1,410,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

Bovis Homes Group PLC	174,426	$2,765,390
Braemar Shipping Services PLC	202,661	742,946
Brewin Dolphin Holdings PLC	541,813	2,858,456
Britvic PLC	475,076	5,237,671
Card Factory PLC	481,460	1,921,971
Central Asia Metals PLC	427,089	1,767,898
Chesnara PLC	429,257	2,260,286
Cineworld Group PLC	328,965	2,674,494
Clarkson PLC	35,051	1,356,550
Clinigen Group PLC	61,685	859,477
CMC Markets PLC(b)	922,167	1,871,192
Communisis PLC	964,616	841,650
Computacenter PLC	159,328	2,485,072
Concentric AB	54,676	1,008,376
Connect Group PLC	1,181,305	1,789,771
Consort Medical PLC	101,431	1,602,622
Costain Group PLC	224,533	1,420,730
Countryside Properties PLC(b)	407,691	1,946,809
Cranswick PLC	67,811	3,061,074
Crest Nicholson Holdings PLC	537,127	3,959,962
Dairy Crest Group PLC(a)	322,322	2,513,661
De La Rue PLC	85,724	743,903
Debenhams PLC(a)	3,355,870	1,577,529
Dechra Pharmaceuticals PLC	104,305	2,957,426
Devro PLC	282,575	875,360
DFS Furniture PLC	313,917	832,316
Dignity PLC	18,077	445,057
Diploma PLC	132,618	2,237,105
Domino’s Pizza Group PLC	738,939	3,455,616
Drax Group PLC	115,154	421,526
Dunelm Group PLC	484,551	4,539,173
Elegant Hotels Group PLC	1,038,992	1,271,974
Elementis PLC	920,736	3,588,359
EMIS Group PLC	84,522	1,155,948
Epwin Group PLC(a)	433,839	489,308
Equiniti Group PLC(b)	388,065	1,497,696
Essentra PLC	421,243	3,017,284
esure Group PLC	233,785	785,888
Euromoney Institutional Investor PLC	136,946	2,417,560
FDM Group Holdings PLC	147,475	1,862,302
Fenner PLC	779,430	4,214,859
Ferrexpo PLC	238,328	944,949
Fidessa Group PLC	35,986	1,232,092
Galliford Try PLC	202,614	3,524,747
Games Workshop Group PLC	98,541	3,509,824
Gamma Communications PLC	79,606	694,581
Gattaca PLC(a)	187,244	770,331
Genus PLC	53,452	1,830,095
Go-Ahead Group PLC	107,157	2,158,404
Greggs PLC	204,852	3,876,818
Halfords Group PLC	295,472	1,398,150
Hastings Group Holdings PLC(b)	786,129	3,402,995
Helical PLC	166,176	764,301
Henry Boot PLC	292,229	1,261,048
Hill & Smith Holdings PLC	162,038	2,935,046
Hilton Food Group PLC	72,189	843,728
Huntsworth PLC	830,763	913,099
Ibstock PLC(b)	509,466	1,836,665
ITE Group PLC	414,710	1,019,615
J D Wetherspoon PLC	78,384	1,332,847
James Fisher & Sons PLC	60,329	1,277,197
James Halstead PLC	240,558	1,464,367
John Laing Group PLC(b)	422,166	1,678,990
John Menzies PLC	94,725	871,987
Johnson Service Group PLC	585,262	1,140,067
Just Group PLC	963,870	2,221,803
Kcom Group PLC	1,335,563	1,639,564
Keller Group PLC	76,089	1,001,503
Kier Group PLC	56,991	838,789
Lookers PLC	635,050	884,836
Low & Bonar PLC	1,040,183	770,391
M&C Saatchi PLC(a)	122,429	615,263
Marshalls PLC	274,769	1,690,835
Marston’s PLC	1,360,744	2,070,839
McBride PLC*	295,456	921,258
McCarthy & Stone PLC(b)	863,836	1,843,978
McColl’s Retail Group PLC	419,927	1,499,668
Millennium & Copthorne Hotels PLC	200,730	1,588,494
Mitchells & Butlers PLC	363,300	1,391,306
Moneysupermarket.com Group PLC	706,475	3,404,146
Morgan Advanced Materials PLC	360,815	1,646,336
Morgan Sindall Group PLC	39,050	754,339
N Brown Group PLC	419,979	1,537,918
National Express Group PLC	956,753	4,929,788
NCC Group PLC	313,648	992,832
Northgate PLC	223,516	1,152,752
Numis Corp. PLC	275,881	1,250,213
OneSavings Bank PLC	310,410	1,732,537
Oxford Instruments PLC	51,626	594,313
Pagegroup PLC	1,095,174	6,925,996
Pan African Resources PLC(a)	7,004,520	1,255,486
PayPoint PLC	84,064	1,038,241
Pendragon PLC	2,220,630	856,128
Pets at Home Group PLC	1,230,260	2,935,709
Photo-Me International PLC	1,111,080	2,765,544
Polar Capital Holdings PLC	139,943	1,027,468
Polypipe Group PLC	213,948	1,137,992
QinetiQ Group PLC	574,370	1,795,598
Rank Group PLC	763,270	2,493,520
Redde PLC	985,847	2,337,142
Redrow PLC	341,442	3,023,041
Renewi PLC	846,725	1,183,206
Restaurant Group PLC (The)	371,749	1,513,679
Ricardo PLC	99,828	1,197,150
Rotork PLC	947,388	3,420,534
RPS Group PLC	197,557	727,575
RWS Holdings PLC	451,401	2,816,543
Safestore Holdings PLC	229,354	1,550,052
Savills PLC	197,117	2,647,834
Senior PLC	169,088	596,309
Servelec Group PLC	131,126	562,297
SIG PLC	665,823	1,587,019
Soco International PLC	1,002,286	1,511,764
Spire Healthcare Group PLC(b)	129,619	444,668
Spirent Communications PLC	689,774	951,753
St. Modwen Properties PLC	188,621	1,035,427
SThree PLC	310,342	1,544,920
Stock Spirits Group PLC	487,581	1,772,608
SuperGroup PLC	127,949	3,421,851
Synthomer PLC	374,466	2,489,230
TalkTalk Telecom Group PLC(a)	4,331,991	8,901,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2017

Investments	Shares	Value

TBC Bank Group PLC	44,282	$1,048,293
Ted Baker PLC	50,044	1,835,266
Telecom Plus PLC	164,038	2,665,048
Thomas Cook Group PLC	499,604	830,606
Topps Tiles PLC	641,335	694,053
TT electronics PLC	217,097	657,104
Tyman PLC	127,912	628,542
U & I Group PLC	279,877	731,651
Ultra Electronics Holdings PLC	87,604	1,596,280
Unite Group PLC (The)	371,763	4,048,364
Vedanta Resources PLC	829,774	9,030,324
Vertu Motors PLC	1,029,262	703,129
Vesuvius PLC	567,466	4,483,015
Victrex PLC	136,161	4,858,979
Virgin Money Holdings UK PLC	244,463	939,842
Volution Group PLC	343,317	952,065
WH Smith PLC	160,359	5,091,244
Wincanton PLC	155,796	500,538
Xaar PLC	193,511	967,902
ZPG PLC(b)	302,371	1,352,261

Total United Kingdom		292,363,132

TOTAL COMMON STOCKS (Cost: $1,428,871,136)		1,848,069,825

RIGHTS - 0.0%

Australia - 0.0%
Cleanaway Waste Management Ltd., expiring 1/19/18* (Cost $0)	695,648	81,615

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(c)	4,405	310,817
WisdomTree Japan SmallCap Dividend Fund(a)(c)	3,140	252,550

TOTAL EXCHANGE-TRADED FUNDS (Cost: $437,030)		563,367

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(d) (Cost: $86,834,826)(e)	86,834,826	86,834,826

TOTAL INVESTMENTS IN SECURITIES - 104.5% (Cost: $1,516,142,992)		1,935,549,633
Other Assets less Liabilities - (4.5)%		(84,024,200)

NET ASSETS - 100.0%		$1,851,525,433

*	Non-income producing security.
†	Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(e)

At December 31, 2017, the total market value of the Fund’s securities on loan was $118,608,975 and the total market value of the collateral held by the Fund was $125,873,090. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $39,038,264. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	1/2/2018	119,533	USD	100,000	EUR	$—	$(547)
Goldman Sachs	1/3/2018	212,643	USD	300,000	NZD	—	(717)

						$—	$(1,264)

CURRENCY LEGEND
EUR	Euro

NZD	New Zealand dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

Japan - 99.9%

Auto Components - 15.8%
Aisin Seiki Co., Ltd.	950	$53,382
Bridgestone Corp.	3,152	146,562
Daikyonishikawa Corp.	300	4,857
Denso Corp.	2,418	145,166
Exedy Corp.	100	3,094
FCC Co., Ltd.	168	4,419
Futaba Industrial Co., Ltd.	400	3,725
Keihin Corp.	277	5,641
Koito Manufacturing Co., Ltd.	586	41,199
KYB Corp.	100	5,850
Mitsuba Corp.	177	2,662
Musashi Seimitsu Industry Co., Ltd.	100	3,196
NGK Spark Plug Co., Ltd.	837	20,351
NHK Spring Co., Ltd.	1,013	11,151
Nifco, Inc.	200	13,653
Nissin Kogyo Co., Ltd.	268	5,312
NOK Corp.	565	13,196
Pacific Industrial Co., Ltd.	400	6,217
Piolax, Inc.	100	2,974
Press Kogyo Co., Ltd.	500	3,031
Showa Corp.	300	3,731
Stanley Electric Co., Ltd.	768	31,190
Sumitomo Electric Industries Ltd.	3,719	62,891
Sumitomo Rubber Industries Ltd.(a)	767	14,271
Tachi-S Co., Ltd.	200	3,663
Tokai Rika Co., Ltd.	224	4,717
Topre Corp.	179	5,077
Toyo Tire & Rubber Co., Ltd.	529	10,932
Toyoda Gosei Co., Ltd.	326	8,297
Toyota Boshoku Corp.	456	9,549
TPR Co., Ltd.	100	3,316
TS Tech Co., Ltd.	290	11,932
Unipres Corp.	163	4,391
Yokohama Rubber Co., Ltd. (The)	649	15,918

Total Auto Components		685,513

Automobiles - 26.9%
Honda Motor Co., Ltd.	8,030	275,294
Isuzu Motors Ltd.	2,836	47,506
Mazda Motor Corp.	2,836	38,052
Mitsubishi Motors Corp.	3,553	25,674
Nissan Motor Co., Ltd.	10,653	106,246
Nissan Shatai Co., Ltd.	462	4,725
Subaru Corp.	2,857	90,871
Suzuki Motor Corp.	1,909	110,727
Toyota Motor Corp.	6,634	424,776
Yamaha Motor Co., Ltd.	1,430	46,905

Total Automobiles		1,170,776

Building Products - 6.2%
Aica Kogyo Co., Ltd.	350	13,003
Asahi Glass Co., Ltd.	1,107	47,955
Bunka Shutter Co., Ltd.	336	3,236
Central Glass Co., Ltd.	156	3,318
Daikin Industries Ltd.	1,368	161,938
Nippon Sheet Glass Co., Ltd.*	465	4,227
Nitto Boseki Co., Ltd.	293	8,453
Noritz Corp.	176	3,453
Sanwa Holdings Corp.	1,135	15,637
Sekisui Jushi Corp.	200	4,080
Takasago Thermal Engineering Co., Ltd.	312	5,719

Total Building Products		271,019

Chemicals - 1.8%
Chugoku Marine Paints Ltd.	400	3,348
Kansai Paint Co., Ltd.	1,332	34,621
Nippon Paint Holdings Co., Ltd.(a)	920	29,115
Sakata INX Corp.	200	3,198
Toyo Ink SC Holdings Co., Ltd.	1,000	5,921

Total Chemicals		76,203

Construction & Engineering - 2.6%
COMSYS Holdings Corp.	576	16,694
Dai-Dan Co., Ltd.	200	5,362
Hibiya Engineering Ltd.	100	2,134
JGC Corp.	1,264	24,450
Kandenko Co., Ltd.	563	5,927
Kinden Corp.	700	11,421
Kyowa Exeo Corp.	579	14,993
Kyudenko Corp.	226	10,934
Mirait Holdings Corp.	319	4,749
Nippon Densetsu Kogyo Co., Ltd.	301	6,528
Taikisha Ltd.	159	5,378
Toshiba Plant Systems & Services Corp.	200	3,732

Total Construction & Engineering		112,302

Electrical Equipment - 10.0%
Daihen Corp.	470	4,456
Fuji Electric Co., Ltd.	3,547	26,732
Fujikura Ltd.	1,502	13,253
Furukawa Electric Co., Ltd.	409	20,187
GS Yuasa Corp.	1,000	4,980
Idec Corp.(a)	100	2,383
Mabuchi Motor Co., Ltd.	200	10,848
Mitsubishi Electric Corp.	9,610	159,655
Nidec Corp.	1,252	175,713
Nissin Electric Co., Ltd.	200	2,328
Nitto Kogyo Corp.	100	1,606
Sinfonia Technology Co., Ltd.	1,000	3,870
Ushio, Inc.	635	9,081

Total Electrical Equipment		435,092

Machinery - 31.0%
Aida Engineering Ltd.	300	3,675
Amada Holdings Co., Ltd.	1,795	24,443
CKD Corp.	310	6,984
Daifuku Co., Ltd.	538	29,324
DMG Mori Co., Ltd.	616	12,746
Ebara Corp.	458	17,462
FANUC Corp.	872	209,466
Fuji Machine Manufacturing Co., Ltd.	500	9,609
Fukushima Industries Corp.	100	4,416

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2017

Investments	Shares	Value

Furukawa Co., Ltd.	171	$3,510
Glory Ltd.	331	12,502
Harmonic Drive Systems, Inc.(a)	100	5,850
Hino Motors Ltd.	1,300	16,849
Hirata Corp.	30	3,102
Hitachi Construction Machinery Co., Ltd.	458	16,649
Hitachi Zosen Corp.	753	3,964
Hoshizaki Corp.	200	17,736
IHI Corp.	692	23,036
Japan Steel Works Ltd. (The)	340	10,941
JTEKT Corp.	1,075	18,475
Kawasaki Heavy Industries Ltd.	797	27,982
Kitz Corp.	600	4,650
Komatsu Ltd.	4,123	149,255
Kubota Corp.	5,417	106,248
Kurita Water Industries Ltd.	500	16,245
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	3,526
Makino Milling Machine Co., Ltd.	1,399	14,170
Makita Corp.	1,298	54,559
Max Co., Ltd.	200	2,865
Meidensha Corp.	2,039	8,435
MINEBEA MITSUMI, Inc.	1,952	40,946
Mitsubishi Heavy Industries Ltd.	1,532	57,254
Mitsui Engineering & Shipbuilding Co., Ltd.	354	5,304
Miura Co., Ltd.	500	13,449
Morita Holdings Corp.	200	3,766
Nabtesco Corp.	578	22,166
Nachi-Fujikoshi Corp.	1,818	12,201
NGK Insulators Ltd.	1,303	24,614
Nitta Corp.	100	3,853
Nittoku Engineering Co., Ltd.	100	4,239
Noritake Co., Ltd.	100	5,069
NSK Ltd.	2,153	33,905
NTN Corp.	3,059	15,180
Obara Group, Inc.	100	6,862
OKUMA Corp.	111	7,380
OSG Corp.	564	12,216
Ryobi Ltd.	120	3,409
Shibuya Corp.	200	8,291
Shima Seiki Manufacturing Ltd.	100	6,320
Shinmaywa Industries Ltd.	451	4,300
SMC Corp.	312	128,456
Sodick Co., Ltd.	200	2,603
Star Micronics Co., Ltd.	200	3,455
Sumitomo Heavy Industries Ltd.	565	23,924
Tadano Ltd.	612	10,165
Takeuchi Manufacturing Co., Ltd.	200	4,753
Takuma Co., Ltd.	400	5,603
THK Co., Ltd.	582	21,854
Tocalo Co., Ltd.	100	4,465
Toshiba Machine Co., Ltd.	1,000	7,466
Tsubakimoto Chain Co.	574	4,637
Tsukishima Kikai Co., Ltd.	200	2,676

Total Machinery		1,349,455

Metals & Mining - 5.6%
Daido Steel Co., Ltd.	171	10,535
Hitachi Metals Ltd.	898	12,898
JFE Holdings, Inc.	2,522	60,582
Kobe Steel Ltd.*	1,660	15,399
Maruichi Steel Tube Ltd.	400	11,718
Nippon Steel & Sumitomo Metal Corp.	4,000	102,654
Nisshin Steel Co., Ltd.	300	4,932
Sanyo Special Steel Co., Ltd.	244	6,253
Tokyo Steel Manufacturing Co., Ltd.	469	4,213
Topy Industries Ltd.	200	6,170
Yamato Kogyo Co., Ltd.	191	5,553

Total Metals & Mining		240,907

TOTAL COMMON STOCKS (Cost: $3,633,805)		4,341,267

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $14,181)(c)	14,181	14,181

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $3,647,986)		4,355,448
Other Assets less Liabilities - (0.2)%		(7,276)

NET ASSETS - 100.0%		$4,348,172

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $51,619 and the total market value of the collateral held by the Fund was $64,902. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $50,721. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2017

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/9/2018	133,095,338	JPY	1,181,701	USD	$40	$—
Bank of America N.A.	1/9/2018	1,196,094	USD	133,560,999	JPY	10,219	—
Bank of America N.A.	2/5/2018	1,217,439	USD	136,953,730	JPY	—	(144)
Bank of Montreal	1/9/2018	101,405,339	JPY	900,346	USD	22	—
Bank of Montreal	2/5/2018	927,573	USD	104,339,718	JPY	—	(56)
Barclays Bank PLC	1/9/2018	133,092,620	JPY	1,181,701	USD	16	—
Barclays Bank PLC	1/9/2018	1,196,094	USD	133,556,095	JPY	10,262	—
Barclays Bank PLC	2/5/2018	1,217,439	USD	136,949,591	JPY	—	(107)
Canadian Imperial Bank of Commerce	2/5/2018	163,013,616	JPY	1,449,332	USD	—	(64)
Citibank N.A.	1/9/2018	133,087,184	JPY	1,181,701	USD	—	(33)
Citibank N.A.	1/9/2018	1,196,094	USD	133,562,195	JPY	10,208	—
Citibank N.A.	2/5/2018	1,217,439	USD	136,950,200	JPY	—	(113)
Credit Suisse International	1/9/2018	133,091,202	JPY	1,181,701	USD	3	—
Credit Suisse International	2/5/2018	1,217,439	USD	136,951,295	JPY	—	(122)
Goldman Sachs	1/9/2018	1,196,094	USD	133,552,387	JPY	10,295	—
Morgan Stanley & Co. International	1/9/2018	911,312	USD	101,754,546	JPY	7,843	—
Nomura International PLC	1/9/2018	7,740,681	JPY	68,538	USD	191	—

						$49,099	$(639)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Japan - 99.7%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	196,600	$4,076,854

Airlines - 0.6%
Japan Airlines Co., Ltd.	1,420,100	55,568,582

Auto Components - 6.6%
Aisan Industry Co., Ltd.	148,100	1,739,337
Aisin Seiki Co., Ltd.	865,308	48,623,166
Bridgestone Corp.	3,295,885	153,252,069
Daikyonishikawa Corp.	137,400	2,224,746
Denso Corp.	2,903,779	174,329,848
Eagle Industry Co., Ltd.	146,200	2,735,815
Exedy Corp.	178,300	5,515,983
FCC Co., Ltd.	147,200	3,871,759
G-Tekt Corp.	55,100	1,133,304
H-One Co., Ltd.	75,400	1,182,036
Koito Manufacturing Co., Ltd.	213,301	14,996,395
KYB Corp.	105,700	6,183,427
Mitsuba Corp.	77,200	1,160,913
Musashi Seimitsu Industry Co., Ltd.	103,400	3,304,394
NGK Spark Plug Co., Ltd.	444,764	10,814,102
NHK Spring Co., Ltd.	387,000	4,259,920
Nifco, Inc.	210,445	14,365,930
Nissin Kogyo Co., Ltd.	321,000	6,363,009
NOK Corp.	305,700	7,139,784
Pacific Industrial Co., Ltd.	363,600	5,651,696
Press Kogyo Co., Ltd.	235,200	1,426,024
Shoei Co., Ltd.	31,700	1,452,037
Stanley Electric Co., Ltd.	311,407	12,647,022
Sumitomo Electric Industries Ltd.	2,641,283	44,666,171
Sumitomo Riko Co., Ltd.	246,900	2,643,244
Sumitomo Rubber Industries Ltd.(a)	1,142,091	21,250,091
Tachi-S Co., Ltd.	95,000	1,739,769
Taiho Kogyo Co., Ltd.	84,500	1,257,936
Tokai Rika Co., Ltd.	182,714	3,847,293
Topre Corp.	148,100	4,200,439
Toyo Tire & Rubber Co., Ltd.(a)	321,800	6,650,248
Toyoda Gosei Co., Ltd.	388,500	9,887,523
Toyota Boshoku Corp.	641,936	13,442,761
TPR Co., Ltd.	64,294	2,131,719
TS Tech Co., Ltd.	249,832	10,279,373
Unipres Corp.	81,700	2,201,150
Yokohama Rubber Co., Ltd. (The)(a)	521,900	12,800,796
Yorozu Corp.	146,600	3,151,933

Total Auto Components		624,523,162

Automobiles - 14.0%
Honda Motor Co., Ltd.	7,573,747	259,652,116
Isuzu Motors Ltd.	2,945,800	49,345,092
Mazda Motor Corp.	1,919,015	25,748,701
Mitsubishi Motors Corp.	2,291,301	16,556,760
Nissan Motor Co., Ltd.	26,787,504	267,161,658
Subaru Corp.	4,176,267	132,832,354
Suzuki Motor Corp.	585,136	33,939,446
Toyota Motor Corp.	7,872,670	504,088,493
Yamaha Motor Co., Ltd.	989,300	32,449,743

Total Automobiles		1,321,774,363

Banks - 9.5%
Mitsubishi UFJ Financial Group, Inc.	48,623,922	356,704,919
Mizuho Financial Group, Inc.	133,053,644	241,658,016
Sumitomo Mitsui Financial Group, Inc.	6,938,400	299,832,501

Total Banks		898,195,436

Beverages - 0.9%
Kirin Holdings Co., Ltd.	2,089,145	52,678,352
Suntory Beverage & Food Ltd.(a)	564,800	25,118,935
Takara Holdings, Inc.	228,000	2,663,542

Total Beverages		80,460,829

Building Products - 1.8%
Aica Kogyo Co., Ltd.	195,800	7,274,061
Asahi Glass Co., Ltd.	705,947	30,581,637
Central Glass Co., Ltd.	193,500	4,115,632
Daikin Industries Ltd.	466,049	55,168,783
LIXIL Group Corp.	1,045,300	28,301,509
Nitto Boseki Co., Ltd.	120,000	3,462,051
Noritz Corp.	106,200	2,083,462
Okabe Co., Ltd.	207,700	1,983,890
Sanwa Holdings Corp.	806,931	11,117,238
Sinko Industries Ltd.	49,600	958,097
TOTO Ltd.	463,000	27,332,002

Total Building Products		172,378,362

Capital Markets - 1.0%
GCA Corp.(a)	117,800	1,180,614
Monex Group, Inc.	1,030,696	2,927,854
Nomura Holdings, Inc.	15,582,045	91,998,385

Total Capital Markets		96,106,853

Chemicals - 6.9%
ADEKA Corp.	231,300	4,075,726
Asahi Kasei Corp.	4,109,322	53,021,745
Chugoku Marine Paints Ltd.	109,500	916,631
Daicel Corp.	1,271,142	14,466,081
Denka Co., Ltd.	310,715	12,453,424
DIC Corp.(a)	382,453	14,462,936
Fujimi, Inc.	138,600	2,919,643
Hitachi Chemical Co., Ltd.	582,715	14,970,060
JSP Corp.	70,700	2,422,565
JSR Corp.	827,400	16,290,929
Kaneka Corp.	982,000	8,970,067
Kansai Paint Co., Ltd.	308,100	8,008,138
KH Neochem Co., Ltd.(a)	83,900	2,148,704
Kumiai Chemical Industry Co., Ltd.	135,700	914,304
Kuraray Co., Ltd.	1,134,337	21,407,905
Kureha Corp.	95,300	6,920,142
Lintec Corp.	203,547	5,682,693
Mitsubishi Chemical Holdings Corp.	4,870,463	53,460,519
Mitsubishi Gas Chemical Co., Inc.	646,482	18,565,195
Mitsui Chemicals, Inc.	675,215	21,727,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2017

Investments	Shares	Value

Nihon Nohyaku Co., Ltd.	460,000	$2,723,657
Nihon Parkerizing Co., Ltd.	222,000	3,746,312
Nippon Kayaku Co., Ltd.	756,600	11,229,784
Nippon Paint Holdings Co., Ltd.(a)	438,500	13,877,075
Nippon Shokubai Co., Ltd.	139,300	9,410,324
Nippon Soda Co., Ltd.	627,000	4,185,566
Nissan Chemical Industries Ltd.	242,753	9,686,416
Nitto Denko Corp.	406,474	36,118,995
NOF Corp.	198,800	5,338,393
Okamoto Industries, Inc.	68,000	690,564
Osaka Soda Co., Ltd.(a)	74,800	1,914,322
Sakata INX Corp.	59,100	944,865
Sanyo Chemical Industries Ltd.	128,600	6,735,375
Shin-Etsu Chemical Co., Ltd.	728,279	74,023,920
Showa Denko K.K.	272,931	11,665,892
Sumitomo Bakelite Co., Ltd.	784,000	6,597,710
Sumitomo Chemical Co., Ltd.	5,562,485	39,996,563
Sumitomo Seika Chemicals Co., Ltd.	16,800	933,582
T Hasegawa Co., Ltd.	55,300	1,153,617
Taiyo Holdings Co., Ltd.	101,726	4,533,196
Taiyo Nippon Sanso Corp.	1,163,853	16,292,909
Teijin Ltd.	742,200	16,537,257
Tokai Carbon Co., Ltd.(a)	352,700	4,367,656
Toray Industries, Inc.	3,639,318	34,325,569
Tosoh Corp.	1,038,507	23,545,023
Toyo Ink SC Holdings Co., Ltd.	1,115,000	6,601,909
Toyobo Co., Ltd.	282,451	5,132,510
Ube Industries Ltd.	345,200	10,158,349
Zeon Corp.	503,200	7,285,568

Total Chemicals		653,558,242

Commercial Services & Supplies - 0.0%
Mitsubishi Pencil Co., Ltd.	39,600	867,579
Pilot Corp.	26,800	1,294,203
Sato Holdings Corp.	43,900	1,334,732

Total Commercial Services & Supplies		3,496,514

Construction & Engineering - 1.0%
JGC Corp.	655,600	12,681,335
Kajima Corp.	3,697,000	35,575,216
Obayashi Corp.	2,485,200	30,091,547
Penta-Ocean Construction Co., Ltd.	877,000	6,539,547
Sumitomo Densetsu Co., Ltd.	57,700	1,229,294
Taikisha Ltd.	148,100	5,008,975
Toshiba Plant Systems & Services Corp.	195,400	3,646,079

Total Construction & Engineering		94,771,993

Construction Materials - 0.2%
Krosaki Harima Corp.	21,400	899,503
Taiheiyo Cement Corp.	327,300	14,135,060

Total Construction Materials		15,034,563

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	300,800	1,959,940

Containers & Packaging - 0.1%
Fuji Seal International, Inc.	144,382	4,723,015

Electrical Equipment - 1.9%
Cosel Co., Ltd.	67,900	1,115,694
Daihen Corp.	370,000	3,507,856
Fuji Electric Co., Ltd.	1,931,869	14,559,758
Fujikura Ltd.	403,077	3,556,667
Furukawa Electric Co., Ltd.	114,281	5,640,500
GS Yuasa Corp.	1,334,920	6,647,937
Mabuchi Motor Co., Ltd.	147,700	8,011,070
Mitsubishi Electric Corp.	5,068,414	84,203,611
Nidec Corp.	310,558	43,585,637
Nippon Carbon Co., Ltd.(a)	54,000	2,430,360
Nissin Electric Co., Ltd.	323,100	3,760,178
Sanyo Denki Co., Ltd.	56,600	4,059,725
Ushio, Inc.	202,000	2,888,788

Total Electrical Equipment		183,967,781

Electronic Equipment, Instruments & Components - 4.5%
Ai Holdings Corp.	30,800	744,504
Alps Electric Co., Ltd.	273,200	7,809,179
Amano Corp.	247,933	6,486,095
Anritsu Corp.	348,200	3,937,921
Canon Electronics, Inc.	250,100	5,468,232
Citizen Watch Co., Ltd.	995,185	7,305,974
Dexerials Corp.	555,200	7,190,739
ESPEC Corp.	55,100	1,391,073
Hakuto Co., Ltd.	86,419	1,487,496
Hamamatsu Photonics K.K.	255,600	8,599,414
Hirose Electric Co., Ltd.	109,400	15,994,834
Hitachi High-Technologies Corp.	307,119	12,949,980
Hitachi Ltd.	13,032,028	101,560,740
Horiba Ltd.	90,400	5,448,877
Ibiden Co., Ltd.(a)	465,901	6,977,142
Iriso Electronics Co., Ltd.	25,800	1,541,358
Japan Aviation Electronics Industry Ltd.	275,000	4,655,348
Keyence Corp.	40,320	22,592,085
Macnica Fuji Electronics Holdings, Inc.	92,100	2,008,786
Marubun Corp.	47,800	491,366
Murata Manufacturing Co., Ltd.	438,556	58,863,442
Nippon Electric Glass Co., Ltd.	385,460	14,713,520
Nissha Co., Ltd.(a)	107,500	3,130,049
Oki Electric Industry Co., Ltd.	554,630	7,784,022
Omron Corp.	398,000	23,742,210
Optex Group Co., Ltd.	24,000	1,267,643
Osaki Electric Co., Ltd.	109,000	788,593
Ryosan Co., Ltd.	250,945	9,645,733
Sanshin Electronics Co., Ltd.(a)	147,454	2,517,124
Satori Electric Co., Ltd.	136,400	1,491,743
Shimadzu Corp.	464,300	10,559,579
Siix Corp.(a)	60,900	2,613,862
SMK Corp.	479,000	2,704,341
Sumida Corp.(a)	143,700	2,464,522
Taiyo Yuden Co., Ltd.	193,300	3,013,181
TDK Corp.	287,768	22,965,240
Topcon Corp.	198,600	4,296,389
UKC Holdings Corp.	47,100	1,039,001
Vitec Holdings Co., Ltd.	74,900	1,189,490
Yaskawa Electric Corp.	303,500	13,376,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2017

Investments	Shares	Value

Yokogawa Electric Corp.	575,138	$11,017,735

Total Electronic Equipment, Instruments & Components		423,825,193

Energy Equipment & Services - 0.0%
Modec, Inc.	128,500	3,319,441

Food & Staples Retailing - 1.1%
Ministop Co., Ltd.	184,500	3,988,083
Seven & I Holdings Co., Ltd.	2,378,524	98,878,188

Total Food & Staples Retailing		102,866,271

Food Products - 0.8%
Ajinomoto Co., Inc.	938,413	17,668,655
Fuji Oil Holdings, Inc.	130,500	3,817,111
Kikkoman Corp.	345,900	14,001,811
Nippon Suisan Kaisha Ltd.	593,700	3,104,210
Nisshin Oillio Group Ltd. (The)	210,481	6,380,760
Nissin Foods Holdings Co., Ltd.	169,300	12,368,744
Sakata Seed Corp.	60,439	2,097,794
Toyo Suisan Kaisha Ltd.	145,100	6,202,011
Yakult Honsha Co., Ltd.	168,987	12,750,905

Total Food Products		78,392,001

Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co., Ltd.	93,200	3,210,084
Hoya Corp.	790,357	39,486,278
Jeol Ltd.	231,000	1,310,333
Nakanishi, Inc.	43,500	2,270,573
Nihon Kohden Corp.	204,200	4,740,195
Nikkiso Co., Ltd.	148,200	1,619,478
Nipro Corp.	552,300	8,197,475
Olympus Corp.	362,600	13,905,300
Sysmex Corp.	240,660	18,949,438
Terumo Corp.	406,956	19,291,123

Total Health Care Equipment & Supplies		112,980,277

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	226,300	9,692,832

Health Care Technology - 0.1%
M3, Inc.	127,500	4,487,683

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	101,400	3,393,502

Household Durables - 2.1%
Alpine Electronics, Inc.	244,200	5,057,422
Casio Computer Co., Ltd.	822,257	11,832,034
Clarion Co., Ltd.	646,000	2,402,788
Foster Electric Co., Ltd.	147,896	3,673,440
Fujitsu General Ltd.	147,300	3,234,977
JVC Kenwood Corp.	599,200	2,058,503
Nikon Corp.	615,200	12,396,840
Panasonic Corp.	5,830,570	85,375,279
Rinnai Corp.	78,000	7,062,583
Sekisui Chemical Co., Ltd.	1,353,300	27,174,120
Sony Corp.	850,700	38,385,336
Tamron Co., Ltd.	46,600	1,001,910

Total Household Durables		199,655,232

Household Products - 0.3%
Lion Corp.(a)	230,600	4,370,448
Pigeon Corp.	188,200	7,167,137
Unicharm Corp.	479,300	12,464,353

Total Household Products		24,001,938

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	709,100	19,104,470

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	820,024	11,115,638

Insurance - 2.3%
Dai-ichi Life Holdings, Inc.	3,694,900	76,226,788
Tokio Marine Holdings, Inc.	3,048,300	139,115,049

Total Insurance		215,341,837

Internet & Catalog Retail - 0.1%
Rakuten, Inc.(a)	725,500	6,649,612

IT Services - 0.6%
Fujitsu Ltd.	3,459,328	24,649,823
NTT Data Corp.	2,654,900	31,557,134

Total IT Services		56,206,957

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	526,500	17,222,836
Mizuno Corp.	82,000	2,413,049
Shimano, Inc.	111,300	15,660,053
Tomy Co., Ltd.	148,000	2,012,748
Yamaha Corp.	396,607	14,646,118

Total Leisure Products		51,954,804

Machinery - 7.9%
Aida Engineering Ltd.	269,700	3,303,915
Amada Holdings Co., Ltd.	1,791,093	24,390,028
Anest Iwata Corp.	126,900	1,421,640
Asahi Diamond Industrial Co., Ltd.	114,100	1,303,566
CKD Corp.	54,100	1,218,871
Daifuku Co., Ltd.	245,300	13,370,102
DMG Mori Co., Ltd.	294,200	6,087,707
Ebara Corp.	259,431	9,891,311
FANUC Corp.	492,989	118,422,391
Fujitec Co., Ltd.	180,100	2,601,178
Furukawa Co., Ltd.	123,400	2,532,630
Glory Ltd.	188,500	7,119,996
Hino Motors Ltd.	1,531,110	19,843,947
Hitachi Construction Machinery Co., Ltd.	232,400	8,448,096
Hitachi Zosen Corp.	681,300	3,586,426
Hoshizaki Corp.	57,169	5,069,847
Japan Steel Works Ltd. (The)	280,300	9,019,862
JTEKT Corp.	1,089,078	18,716,866
Juki Corp.	148,100	2,447,956
Kawasaki Heavy Industries Ltd.	351,151	12,328,471
Kito Corp.	89,200	1,404,712
Kitz Corp.	486,600	3,770,988
Komatsu Ltd.	2,888,106	104,551,232
Kubota Corp.	2,871,502	56,321,204
Kurita Water Industries Ltd.	320,000	10,396,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2017

Investments	Shares	Value

Makino Milling Machine Co., Ltd.	437,000	$4,426,249
Makita Corp.	503,238	21,152,525
Meidensha Corp.	768,000	3,176,991
MINEBEA MITSUMI, Inc.	452,201	9,485,583
Mitsubishi Heavy Industries Ltd.	1,326,219	49,563,977
Mitsui Engineering & Shipbuilding Co., Ltd.	223,531	3,349,493
Miura Co., Ltd.	55,600	1,495,499
Nabtesco Corp.	285,300	10,940,932
Nachi-Fujikoshi Corp.	679,000	4,556,804
NGK Insulators Ltd.	870,375	16,441,704
Nissei ASB Machine Co., Ltd.	61,700	3,773,751
Nitta Corp.	109,300	4,210,937
NSK Ltd.	2,096,266	33,011,770
NTN Corp.	1,381,100	6,853,395
Obara Group, Inc.	77,600	5,324,882
Oiles Corp.	130,900	2,620,324
OKUMA Corp.	84,800	5,638,278
OSG Corp.	362,124	7,843,609
Ryobi Ltd.	131,000	3,721,261
Shima Seiki Manufacturing Ltd.	71,600	4,525,451
Shinmaywa Industries Ltd.	196,200	1,870,562
SMC Corp.	74,551	30,693,967
Sodick Co., Ltd.(a)	290,100	3,775,292
Star Micronics Co., Ltd.	145,400	2,511,748
Sumitomo Heavy Industries Ltd.	372,937	15,791,474
Tadano Ltd.	392,200	6,514,036
Takeuchi Manufacturing Co., Ltd.	91,500	2,174,394
THK Co., Ltd.	270,079	10,141,448
Toshiba Machine Co., Ltd.	908,000	6,778,766
Tsubaki Nakashima Co., Ltd.	249,300	5,942,037
Tsubakimoto Chain Co.	723,000	5,840,479
Tsugami Corp.	277,000	3,565,468
Union Tool Co.	35,700	1,312,011
YAMABIKO Corp.	75,600	1,199,265
Yushin Precision Equipment Co., Ltd.(a)	86,000	2,454,416

Total Machinery		750,248,524

Marine - 0.0%
Iino Kaiun Kaisha Ltd.	464,800	2,620,044

Media - 0.3%
Dentsu, Inc.(a)	627,000	26,577,230

Metals & Mining - 1.9%
Aichi Steel Corp.	147,400	5,914,319
Daido Steel Co., Ltd.	135,500	8,347,714
Hitachi Metals Ltd.	1,042,818	14,978,069
JFE Holdings, Inc.	1,354,062	32,526,336
Kyoei Steel Ltd.(a)	294,600	5,625,252
Maruichi Steel Tube Ltd.	151,500	4,438,082
Mitsubishi Materials Corp.	316,300	11,259,325
Mitsubishi Steel Manufacturing Co., Ltd.	70,800	1,759,787
Mitsui Mining & Smelting Co., Ltd.	119,000	6,961,474
Nippon Steel & Sumitomo Metal Corp.	2,391,500	61,374,403
Sanyo Special Steel Co., Ltd.	210,900	5,404,956
Sumitomo Metal Mining Co., Ltd.	319,900	14,704,325
Topy Industries Ltd.	144,200	4,448,247
UACJ Corp.(a)	148,200	3,874,381

Total Metals & Mining		181,616,670

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	33,800	10,531,558

Oil, Gas & Consumable Fuels - 0.2%
Idemitsu Kosan Co., Ltd.	367,600	14,766,001

Paper & Forest Products - 0.2%
Oji Holdings Corp.	2,511,000	16,717,710

Personal Products - 1.0%
Kao Corp.	949,780	64,237,673
Kose Corp.	56,300	8,791,096
Mandom Corp.	171,300	5,618,762
Shiseido Co., Ltd.	324,322	15,679,162

Total Personal Products		94,326,693

Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	7,686,904	98,056,645
Chugai Pharmaceutical Co., Ltd.	995,400	50,984,980
Daiichi Sankyo Co., Ltd.	2,880,721	75,105,882
Eisai Co., Ltd.	1,091,877	62,188,041
Hisamitsu Pharmaceutical Co., Inc.	196,100	11,889,596
Kyowa Hakko Kirin Co., Ltd.	888,270	17,181,894
Mitsubishi Tanabe Pharma Corp.	1,657,600	34,314,454
Otsuka Holdings Co., Ltd.	1,635,200	71,823,964
Rohto Pharmaceutical Co., Ltd.	48,300	1,290,573
Santen Pharmaceutical Co., Ltd.	993,600	15,620,644
Seikagaku Corp.	142,400	2,123,675
Shionogi & Co., Ltd.	563,777	30,513,523
Sumitomo Dainippon Pharma Co., Ltd.(a)	756,400	11,240,245
Takeda Pharmaceutical Co., Ltd.	3,609,963	205,125,372
ZERIA Pharmaceutical Co., Ltd.	222,200	4,252,669

Total Pharmaceuticals		691,712,157

Professional Services - 0.7%
Outsourcing, Inc.(a)	156,400	2,851,714
Recruit Holdings Co., Ltd.	2,616,600	65,037,550
Weathernews, Inc.	53,900	1,590,923

Total Professional Services		69,480,187

Road & Rail - 0.2%
Hitachi Transport System Ltd.	178,500	4,653,835
Nippon Express Co., Ltd.	243,500	16,190,102

Total Road & Rail		20,843,937

Semiconductors & Semiconductor Equipment - 1.8%
Advantest Corp.	318,400	5,910,114
Disco Corp.	111,500	24,814,070
Lasertec Corp.(a)	171,300	4,327,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2017

Investments	Shares	Value

MegaChips Corp.(a)	65,000	$1,950,288
NuFlare Technology, Inc.	18,200	1,092,162
Rohm Co., Ltd.	188,200	20,849,854
SCREEN Holdings Co., Ltd.	69,460	5,685,053
Shinko Electric Industries Co., Ltd.	197,000	1,598,384
SUMCO Corp.	245,500	6,293,866
Tokyo Electron Ltd.	483,853	87,621,848
Tokyo Seimitsu Co., Ltd.	132,800	5,257,772

Total Semiconductors & Semiconductor Equipment		165,401,150

Software - 1.5%
Capcom Co., Ltd.	147,900	4,693,675
Koei Tecmo Holdings Co., Ltd.	312,400	6,314,557
Konami Holdings Corp.	133,200	7,331,025
Nintendo Co., Ltd.	246,700	90,204,820
Square Enix Holdings Co., Ltd.	147,500	7,018,198
Trend Micro, Inc.	528,408	29,973,610

Total Software		145,535,885

Specialty Retail - 0.8%
ABC-Mart, Inc.	247,700	14,226,534
Fast Retailing Co., Ltd.	120,900	48,199,015
Honeys Holdings Co., Ltd.	177,200	1,857,729
Sanrio Co., Ltd.(a)	658,200	11,019,664
VT Holdings Co., Ltd.(a)	486,900	2,424,775

Total Specialty Retail		77,727,717

Technology Hardware, Storage & Peripherals - 4.9%
Brother Industries Ltd.	732,343	18,072,912
Canon, Inc.	7,168,897	267,282,445
FUJIFILM Holdings Corp.	1,302,295	53,236,294
Konica Minolta, Inc.(a)	2,398,938	23,084,321
Maxell Holdings Ltd.	118,600	2,534,134
MCJ Co., Ltd.	74,300	778,287
NEC Corp.	741,300	20,004,900
Ricoh Co., Ltd.	3,770,578	35,044,786
Riso Kagaku Corp.	148,100	2,817,384
Roland DG Corp.	34,200	919,893
Seiko Epson Corp.	1,489,400	35,155,922
Toshiba TEC Corp.	310,000	1,953,839

Total Technology Hardware, Storage & Peripherals		460,885,117

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.(a)	310,892	4,956,609
Descente Ltd.	187,481	3,240,351
Gunze Ltd.	24,100	1,379,893
Kurabo Industries Ltd.	319,472	1,037,965
Onward Holdings Co., Ltd.	824,000	7,139,139
Seiko Holdings Corp.	127,800	3,721,119
Seiren Co., Ltd.	115,310	2,259,114
Wacoal Holdings Corp.	239,300	7,562,432

Total Textiles, Apparel & Luxury Goods		31,296,622

Tobacco - 3.1%
Japan Tobacco, Inc.	9,030,531	291,077,302

Trading Companies & Distributors - 8.3%
Alconix Corp.	171,700	3,613,854
Daiichi Jitsugyo Co., Ltd.	30,000	906,791
Hanwa Co., Ltd.	248,900	11,511,487
Inabata & Co., Ltd.	99,286	1,506,256
ITOCHU Corp.	8,068,494	150,626,213
Marubeni Corp.	7,976,378	57,785,371
MISUMI Group, Inc.	283,100	8,242,947
Mitsubishi Corp.	7,856,800	217,116,897
Mitsui & Co., Ltd.	9,231,489	150,129,497
Nagase & Co., Ltd.	451,400	8,142,431
Nippon Steel & Sumikin Bussan Corp.	118,400	7,189,135
Sojitz Corp.	5,501,321	16,897,089
Sumitomo Corp.	6,053,977	102,914,922
Toyota Tsusho Corp.	1,120,110	45,092,755

Total Trading Companies & Distributors		781,675,645

Wireless Telecommunication Services - 0.6%
SoftBank Group Corp.	749,900	59,379,565

TOTAL COMMON STOCKS (Cost: $8,088,804,717)		9,426,003,891

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $96,287,185)(c)	96,287,185	96,287,185

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $8,185,091,902)		9,522,291,076
Other Assets less Liabilities - (0.7)%		(64,198,540)

NET ASSETS - 100.0%		$9,458,092,536

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $129,395,776 and the total market value of the collateral held by the Fund was $136,160,131. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,872,946.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	1/9/2018	72,305,368,612	JPY	642,554,463	USD	$—	$(562,042)
BNP Paribas SA	2/5/2018	642,554,463	USD	72,214,768,433	JPY	531,273	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2017

Bank of America N.A.	1/9/2018	9,162,220,014	JPY	81,261,519	USD	$88,952	$-
Bank of America N.A.	1/9/2018	648,305,374	USD	72,649,100,210	JPY	3,260,993	-
Bank of Montreal	1/9/2018	62,043,223,045	JPY	550,760,968	USD	114,849	-
Bank of Montreal	1/9/2018	555,690,321	USD	62,013,928,442	JPY	5,074,608	-
Bank of Montreal	2/5/2018	550,760,968	USD	61,964,464,226	JPY	-	(132,206)
Barclays Bank PLC	1/9/2018	61,988,146,948	JPY	550,760,968	USD	-	(374,167)
Barclays Bank PLC	1/9/2018	555,690,321	USD	62,168,966,042	JPY	3,698,044	-
Barclays Bank PLC	2/5/2018	550,760,968	USD	61,908,837,369	JPY	362,343	-
Canadian Imperial Bank of Commerce	1/9/2018	72,313,079,266	JPY	642,554,463	USD	-	(493,580)
Canadian Imperial Bank of Commerce	1/9/2018	555,690,321	USD	62,131,179,100	JPY	4,033,551	-
Canadian Imperial Bank of Commerce	2/5/2018	642,554,463	USD	72,221,836,532	JPY	468,434	-
Citibank N.A.	1/9/2018	61,966,116,509	JPY	550,760,968	USD	-	(569,773)
Citibank N.A.	1/9/2018	555,690,321	USD	62,215,032,770	JPY	3,289,022	-
Citibank N.A.	1/9/2018	11,764,047	USD	1,313,635,837	JPY	100,401	-
Citibank N.A.	2/5/2018	550,760,968	USD	61,887,633,071	JPY	550,859	-
Citibank N.A.	2/5/2018	275,215,794	USD	30,959,134,753	JPY	-	(25,447)
Credit Suisse International	1/9/2018	51,665,509,468	JPY	458,967,473	USD	-	(234,378)
Credit Suisse International	2/5/2018	458,967,473	USD	51,599,188,668	JPY	226,464	-
Goldman Sachs	1/4/2018	3,880,000	USD	437,154,168	JPY	-	(641)
Goldman Sachs	1/9/2018	82,622,957,337	JPY	734,347,957	USD	-	(746,657)
Goldman Sachs	1/9/2018	648,305,374	USD	72,391,269,163	JPY	5,550,250	-
Goldman Sachs	2/5/2018	734,347,957	USD	82,518,679,928	JPY	718,157	-
HSBC Holdings PLC	1/9/2018	62,021,193,394	JPY	550,760,975	USD	-	(80,757)
HSBC Holdings PLC	1/9/2018	648,305,374	USD	72,486,375,561	JPY	4,705,809	-
HSBC Holdings PLC	2/5/2018	550,760,975	USD	61,942,985,336	JPY	58,758	-
JP Morgan Chase Bank N.A.	1/9/2018	648,305,374	USD	72,305,498,362	JPY	6,311,801	-
Morgan Stanley & Co. International	1/9/2018	61,960,608,900	JPY	550,760,968	USD	-	(618,674)
Morgan Stanley & Co. International	1/9/2018	648,305,374	USD	72,376,163,647	JPY	5,684,370	-
Morgan Stanley & Co. International	1/9/2018	63,848,336	USD	7,182,158,850	JPY	78,638	-
Morgan Stanley & Co. International	2/5/2018	550,760,968	USD	61,882,400,842	JPY	597,376	-
Nomura International PLC	1/9/2018	8,556,004,389	JPY	75,757,078	USD	210,863	-
Nomura International PLC	1/9/2018	1,311,096,516	JPY	11,608,788	USD	32,312	-
Nomura International PLC	1/9/2018	51,643,020,061	JPY	458,967,473	USD	-	(434,059)
Nomura International PLC	1/9/2018	463,075,267	USD	51,683,367,474	JPY	4,183,613	-
Nomura International PLC	2/5/2018	458,967,473	USD	51,577,617,197	JPY	418,245	-
Royal Bank of Canada	1/9/2018	61,960,608,900	JPY	550,760,968	USD	-	(618,674)
Royal Bank of Canada	1/9/2018	555,690,321	USD	61,999,758,339	JPY	5,200,423	-
Royal Bank of Canada	2/5/2018	550,760,968	USD	61,882,400,842	JPY	597,376	-
Societe Generale	1/9/2018	51,633,840,712	JPY	458,967,473	USD	-	(515,562)
Societe Generale	1/9/2018	463,075,267	USD	51,683,367,474	JPY	4,183,612	-
Societe Generale	2/5/2018	458,967,473	USD	51,569,126,298	JPY	493,733	-
Standard Chartered Bank	1/9/2018	61,971,624,119	JPY	550,760,968	USD	-	(520,871)
Standard Chartered Bank	1/9/2018	463,075,267	USD	51,864,429,904	JPY	2,575,977	-
Standard Chartered Bank	2/5/2018	550,760,968	USD	61,893,140,681	JPY	501,894	-
State Street Bank and Trust	1/9/2018	72,309,866,493	JPY	642,554,463	USD	-	(522,105)
State Street Bank and Trust	1/9/2018	555,690,321	USD	62,173,133,719	JPY	3,661,040	-
State Street Bank and Trust	1/9/2018	10,859,121	USD	1,212,531,622	JPY	93,169	-
State Street Bank and Trust	2/5/2018	642,554,463	USD	72,217,338,651	JPY	508,422	-
UBS AG	1/9/2018	72,261,674,908	JPY	642,554,463	USD	-	(949,994)
UBS AG	1/9/2018	648,305,374	USD	72,369,680,594	JPY	5,741,933	-
UBS AG	2/5/2018	642,554,463	USD	72,168,504,511	JPY	942,581	-
Wells Fargo Bank N.A.	1/9/2018	72,287,377,087	JPY	642,554,463	USD	-	(721,787)
Wells Fargo Bank N.A.	1/9/2018	648,305,384	USD	72,649,555,144	JPY	3,256,963	-
Wells Fargo Bank N.A.	2/5/2018	642,554,463	USD	72,196,262,864	JPY	695,796	-

						$78,802,904	$(8,121,374)

CURRENCY LEGEND

JPY      Japanese yen

USD    U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

Japan - 99.9%

Banks - 52.0%
77 Bank Ltd. (The)	6,183	$156,208
Akita Bank Ltd. (The)	1,730	47,761
Aomori Bank Ltd. (The)	1,800	57,204
Aozora Bank Ltd.	8,563	333,322
Awa Bank Ltd. (The)	19,000	121,269
Bank of Iwate Ltd. (The)	1,700	67,758
Bank of Kyoto Ltd. (The)	5,703	297,174
Bank of Nagoya Ltd. (The)	1,770	69,056
Bank of Okinawa Ltd. (The)	2,064	84,099
Bank of the Ryukyus Ltd.	3,600	54,104
Chiba Bank Ltd. (The)	60,781	506,104
Chugoku Bank Ltd. (The)	16,050	214,712
Concordia Financial Group Ltd.	93,200	562,592
Daishi Bank Ltd. (The)	2,765	125,916
Fukui Bank Ltd. (The)	1,800	43,238
Fukuoka Financial Group, Inc.	65,133	365,994
Gunma Bank Ltd. (The)	35,750	216,436
Hachijuni Bank Ltd. (The)	41,209	236,682
Hiroshima Bank Ltd. (The)	25,000	217,710
Hokkoku Bank Ltd. (The)	2,470	98,340
Hokuetsu Bank Ltd. (The)	2,200	50,738
Hokuhoku Financial Group, Inc.	10,780	168,614
Hyakugo Bank Ltd. (The)	21,490	102,442
Hyakujushi Bank Ltd. (The)	27,390	90,935
Iyo Bank Ltd. (The)	26,450	212,023
Japan Post Bank Co., Ltd.	29,786	387,892
Juroku Bank Ltd. (The)	3,375	99,467
Keiyo Bank Ltd. (The)	22,350	102,375
Kiyo Bank Ltd. (The)	6,120	101,864
Kyushu Financial Group, Inc.	38,100	230,663
Mebuki Financial Group, Inc.	73,462	311,064
Minato Bank Ltd. (The)	2,550	47,944
Mitsubishi UFJ Financial Group, Inc.	161,920	1,187,845
Miyazaki Bank Ltd. (The)	1,700	58,025
Mizuho Financial Group, Inc.	560,779	1,018,512
Musashino Bank Ltd. (The)	2,950	98,595
Nanto Bank Ltd. (The)	2,942	79,132
Nishi-Nippon Financial Holdings, Inc.	13,334	159,795
North Pacific Bank Ltd.	26,800	89,928
Ogaki Kyoritsu Bank Ltd. (The)	3,605	91,173
Oita Bank Ltd. (The)	1,580	61,433
Resona Holdings, Inc.	163,150	974,845
San-In Godo Bank Ltd. (The)	12,670	122,370
Senshu Ikeda Holdings, Inc.	23,630	87,262
Seven Bank Ltd.(a)	58,670	201,035
Shiga Bank Ltd. (The)	22,340	114,427
Shikoku Bank Ltd. (The)	4,300	60,692
Shinsei Bank Ltd.	17,035	294,729
Shizuoka Bank Ltd. (The)	43,740	451,961
Sumitomo Mitsui Financial Group, Inc.	26,440	1,142,565
Sumitomo Mitsui Trust Holdings, Inc.	27,661	1,098,337
Suruga Bank Ltd.	16,900	362,604
Toho Bank Ltd. (The)	20,500	72,064
Tokyo TY Financial Group, Inc.	2,700	78,256
TOMONY Holdings, Inc.	13,900	71,567
Yamagata Bank Ltd. (The)(a)	3,060	66,823
Yamaguchi Financial Group, Inc.	19,511	231,915
Yamanashi Chuo Bank Ltd. (The)	16,700	72,937

Total Banks		14,130,527

Capital Markets - 11.9%
Daiwa Securities Group, Inc.	123,330	773,919
Japan Exchange Group, Inc.	40,580	706,413
Matsui Securities Co., Ltd.	9,900	83,577
Monex Group, Inc.	20,000	56,813
Nomura Holdings, Inc.	185,161	1,093,214
Okasan Securities Group, Inc.	18,700	115,869
SBI Holdings, Inc.	14,450	302,212
Tokai Tokyo Financial Holdings, Inc.	18,250	117,778

Total Capital Markets		3,249,795

Consumer Finance - 3.7%
Acom Co., Ltd.*(a)	39,150	165,080
AEON Financial Service Co., Ltd.	9,650	224,781
Aiful Corp.*(a)	26,500	91,039
Credit Saison Co., Ltd.	12,550	228,384
Hitachi Capital Corp.	4,150	104,441
J Trust Co., Ltd.(a)	7,900	51,474
Jaccs Co., Ltd.	2,580	60,372
Orient Corp.(a)	51,100	81,651

Total Consumer Finance		1,007,222

Diversified Financial Services - 3.8%
Financial Products Group Co., Ltd.	5,900	71,701
Fuyo General Lease Co., Ltd.	1,867	123,804
IBJ Leasing Co., Ltd.	3,432	87,773
Japan Securities Finance Co., Ltd.	9,800	55,590
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,900	249,577
Ricoh Leasing Co., Ltd.	1,500	51,931
Tokyo Century Corp.	4,220	204,912
Zenkoku Hosho Co., Ltd.	4,100	176,338

Total Diversified Financial Services		1,021,626

Insurance - 28.5%
Dai-ichi Life Holdings, Inc.	62,140	1,281,965
Japan Post Holdings Co., Ltd.	36,459	418,154
Japan Post Insurance Co., Ltd.	5,667	133,463
MS&AD Insurance Group Holdings, Inc.	37,160	1,258,129
Sompo Holdings, Inc.	29,300	1,135,066
Sony Financial Holdings, Inc.	13,400	237,429
T&D Holdings, Inc.	46,810	800,736
Tokio Marine Holdings, Inc.	54,540	2,489,038

Total Insurance		7,753,980

TOTAL COMMON STOCKS (Cost: $27,916,823)		27,163,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $265,368)(c)	265,368	$265,368

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $28,182,191)		27,428,518
Other Assets less Liabilities - (0.9)%		(234,083)

NET ASSETS - 100.0%		$27,194,435

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $260,611 and the total market value of the collateral held by the Fund was $275,181. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,813.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/9/2018	697,983,201	JPY	6,161,923	USD	$35,403	$—
Bank of America N.A.	1/9/2018	609,169,537	JPY	5,408,576	USD	182	—
Bank of America N.A.	1/9/2018	4,658,413	USD	520,178,426	JPY	39,799	—
Bank of America N.A.	2/5/2018	5,686,729	USD	639,718,911	JPY	—	(672)
Bank of Montreal	1/9/2018	464,125,297	JPY	4,120,822	USD	102	—
Bank of Montreal	2/5/2018	4,332,748	USD	487,376,957	JPY	—	(262)
Barclays Bank PLC	1/9/2018	609,157,097	JPY	5,408,576	USD	71	—
Barclays Bank PLC	1/9/2018	4,658,413	USD	520,159,327	JPY	39,968	—
Barclays Bank PLC	2/5/2018	5,686,729	USD	639,699,576	JPY	—	(501)
Citibank N.A.	1/4/2018	10,862	USD	1,223,756	JPY	—	(1)
Citibank N.A.	1/9/2018	609,132,218	JPY	5,408,576	USD	—	(150)
Citibank N.A.	1/9/2018	4,658,413	USD	520,183,085	JPY	39,757	—
Citibank N.A.	1/9/2018	6,161,923	USD	697,057,680	JPY	—	(27,185)
Citibank N.A.	2/5/2018	5,686,729	USD	639,702,419	JPY	—	(526)
Credit Suisse International	1/9/2018	609,150,607	JPY	5,408,576	USD	14	—
Credit Suisse International	2/5/2018	5,686,729	USD	639,707,537	JPY	—	(571)
Goldman Sachs	1/9/2018	4,658,413	USD	520,144,886	JPY	40,097	—
Goldman Sachs	1/9/2018	3,697,154	USD	418,260,141	JPY	—	(16,538)
Morgan Stanley & Co. International	1/9/2018	3,549,271	USD	396,301,661	JPY	30,547	—
Nomura International PLC	1/9/2018	14,111,965	JPY	124,951	USD	348	—

						$226,288	$(46,406)

CURRENCY LEGEND

JPY      Japanese yen

USD    U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

Japan - 99.9%

Biotechnology - 1.4%
GNI Group Ltd.*(a)	2,000	$10,528
PeptiDream, Inc.*	900	30,839
Takara Bio, Inc.	600	8,383

Total Biotechnology		49,750

Food & Staples Retailing - 6.4%
Ain Holdings, Inc.	275	16,429
Cocokara fine, Inc.	250	16,156
Cosmos Pharmaceutical Corp.	60	12,533
Create SD Holdings Co., Ltd.	400	10,741
Kusuri no Aoki Holdings Co., Ltd.	100	5,300
Matsumotokiyoshi Holdings Co., Ltd.	940	38,718
Sugi Holdings Co., Ltd.	450	22,969
Sundrug Co., Ltd.	720	33,491
Tsuruha Holdings, Inc.	435	59,159
Welcia Holdings Co., Ltd.	500	21,616

Total Food & Staples Retailing		237,112

Health Care Equipment & Supplies - 22.7%
Asahi Intecc Co., Ltd.	1,200	41,332
CYBERDYNE, Inc.*(a)	800	13,784
Eiken Chemical Co., Ltd.	200	9,587
Hogy Medical Co., Ltd.	180	13,646
Hoya Corp.	4,300	214,828
Mani, Inc.	300	9,134
Menicon Co., Ltd.	200	5,575
Nagaileben Co., Ltd.	400	10,056
Nakanishi, Inc.	160	8,352
Nihon Kohden Corp.	1,000	23,214
Nikkiso Co., Ltd.	850	9,289
Nipro Corp.	1,625	24,119
Olympus Corp.	3,540	135,755
Paramount Bed Holdings Co., Ltd.	250	12,383
Sysmex Corp.	1,710	134,644
Terumo Corp.	3,530	167,334

Total Health Care Equipment & Supplies		833,032

Health Care Providers & Services - 6.1%
Alfresa Holdings Corp.	2,440	57,334
As One Corp.	200	12,534
Japan Lifeline Co., Ltd.	600	12,549
Medipal Holdings Corp.	2,250	44,081
Miraca Holdings, Inc.	620	26,556
Ship Healthcare Holdings, Inc.	480	15,915
Suzuken Co., Ltd.	950	39,088
Toho Holdings Co., Ltd.	750	16,964

Total Health Care Providers & Services		225,021

Health Care Technology - 2.0%
M3, Inc.	2,050	72,155

Life Sciences Tools & Services - 0.2%
EPS Holdings, Inc.	400	9,040

Pharmaceuticals - 61.1%
Astellas Pharma, Inc.	23,360	297,988
Chugai Pharmaceutical Co., Ltd.	2,400	122,929
Daiichi Sankyo Co., Ltd.	7,152	186,466
Eisai Co., Ltd.	3,310	188,522
Hisamitsu Pharmaceutical Co., Inc.	1,010	61,237
JCR Pharmaceuticals Co., Ltd.	300	14,141
Kaken Pharmaceutical Co., Ltd.	400	20,666
KYORIN Holdings, Inc.	650	12,186
Kyowa Hakko Kirin Co., Ltd.	3,120	60,350
Mitsubishi Tanabe Pharma Corp.	2,850	58,999
Mochida Pharmaceutical Co., Ltd.	170	13,024
Nichi-iko Pharmaceutical Co., Ltd.	740	11,424
Nippon Shinyaku Co., Ltd.	728	54,350
Ono Pharmaceutical Co., Ltd.	5,700	132,873
Otsuka Holdings Co., Ltd.	6,145	269,911
Rohto Pharmaceutical Co., Ltd.	1,221	32,625
Santen Pharmaceutical Co., Ltd.	4,100	64,457
Sawai Pharmaceutical Co., Ltd.	330	14,764
Seikagaku Corp.	650	9,694
Shionogi & Co., Ltd.	3,350	181,313
Sosei Group Corp.*	180	17,481
Sumitomo Dainippon Pharma Co., Ltd.	2,000	29,720
Takeda Pharmaceutical Co., Ltd.	6,147	349,285
Tsumura & Co.	845	28,092
ZERIA Pharmaceutical Co., Ltd.	750	14,354

Total Pharmaceuticals		2,246,851

TOTAL COMMON STOCKS (Cost: $3,573,235)		3,672,961

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $18,220)(c)	18,220	18,220

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $3,591,455)		3,691,181
Other Assets less Liabilities - (0.4)%		(13,816)

NET ASSETS - 100.0%		$3,677,365

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2017

(c)	At December 31, 2017, the total market value of the Fund’s securities on loan was $17,325 and the total market value of the collateral held by the Fund was $18,220.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/9/2018	84,563,279	JPY	750,804	USD	$25	$—
Bank of America N.A.	1/9/2018	756,183	USD	84,438,645	JPY	6,460	—
Bank of America N.A.	2/5/2018	772,222	USD	86,869,801	JPY	—	(91)
Bank of Montreal	1/9/2018	64,428,802	JPY	572,043	USD	14	—
Bank of Montreal	2/5/2018	588,362	USD	66,182,958	JPY	—	(36)
Barclays Bank PLC	1/9/2018	84,561,552	JPY	750,804	USD	10	—
Barclays Bank PLC	1/9/2018	756,183	USD	84,435,545	JPY	6,488	—
Barclays Bank PLC	2/5/2018	772,222	USD	86,867,175	JPY	—	(68)
Citibank N.A.	1/9/2018	84,558,099	JPY	750,804	USD	—	(21)
Citibank N.A.	1/9/2018	756,183	USD	84,439,401	JPY	6,454	—
Citibank N.A.	2/5/2018	772,222	USD	86,867,561	JPY	—	(71)
Credit Suisse International	1/9/2018	84,560,651	JPY	750,804	USD	2	—
Credit Suisse International	2/5/2018	772,222	USD	86,868,256	JPY	—	(78)
Goldman Sachs	1/9/2018	756,183	USD	84,433,200	JPY	6,509	—
Morgan Stanley & Co. International	1/9/2018	576,143	USD	64,330,514	JPY	4,959	—
Nomura International PLC	1/9/2018	2,893,071	JPY	25,616	USD	71	—

						$30,992	$(365)

CURRENCY LEGEND

JPY      Japanese yen

USD    U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%

Japan - 99.7%

Auto Components - 6.6%
Aisin Seiki Co., Ltd.	1,581	$88,839
Bridgestone Corp.	5,892	273,966
Denso Corp.	5,264	316,027
Koito Manufacturing Co., Ltd.	400	28,122
NGK Spark Plug Co., Ltd.	877	21,324
Nifco, Inc.	400	27,306
NOK Corp.	916	21,394
Stanley Electric Co., Ltd.	476	19,331
Sumitomo Electric Industries Ltd.	4,491	75,946
Sumitomo Rubber Industries Ltd.(a)	1,822	33,901
Topre Corp.	200	5,672
TS Tech Co., Ltd.	500	20,573
Yokohama Rubber Co., Ltd. (The)	800	19,622

Total Auto Components		952,023

Automobiles - 11.5%
Isuzu Motors Ltd.	5,088	85,229
Mazda Motor Corp.	2,983	40,025
Nissan Motor Co., Ltd.	47,784	476,568
Subaru Corp.	7,400	235,368
Suzuki Motor Corp.	1,358	78,768
Toyota Motor Corp.	10,811	692,230
Yamaha Motor Co., Ltd.	1,715	56,253

Total Automobiles		1,664,441

Banks - 0.3%
Seven Bank Ltd.	7,300	25,014
Suruga Bank Ltd.	541	11,607

Total Banks		36,621

Beverages - 0.6%
Asahi Group Holdings Ltd.	1,774	88,031

Building Products - 1.2%
Aica Kogyo Co., Ltd.	648	24,074
Daikin Industries Ltd.	986	116,718
Nichias Corp.	1,000	13,324
Sanwa Holdings Corp.	1,474	20,308

Total Building Products		174,424

Capital Markets - 1.6%
Ichigo, Inc.	2,300	8,718
Nomura Holdings, Inc.	33,600	198,379
Tokai Tokyo Financial Holdings, Inc.	4,800	30,977

Total Capital Markets		238,074

Chemicals - 6.8%
Air Water, Inc.	1,044	22,038
Asahi Kasei Corp.	9,383	121,067
Daicel Corp.	2,200	25,037
DIC Corp.	694	26,244
Hitachi Chemical Co., Ltd.	1,000	25,690
Kansai Paint Co., Ltd.	597	15,517
Kuraray Co., Ltd.	2,500	47,182
Mitsubishi Gas Chemical Co., Inc.	1,500	43,076
Mitsui Chemicals, Inc.	1,400	45,051
Nihon Parkerizing Co., Ltd.	431	7,273
Nippon Kayaku Co., Ltd.	1,000	14,842
Nippon Paint Holdings Co., Ltd.	859	27,185
Nippon Shokubai Co., Ltd.	300	20,266
Nissan Chemical Industries Ltd.	600	23,941
Nitto Denko Corp.	800	71,087
NOF Corp.	349	9,372
Shin-Etsu Chemical Co., Ltd.	1,770	179,907
Sumitomo Chemical Co., Ltd.	11,000	79,095
Taiyo Holdings Co., Ltd.	200	8,913
Taiyo Nippon Sanso Corp.	2,200	30,798
Tokyo Ohka Kogyo Co., Ltd.	200	8,637
Toray Industries, Inc.	7,400	69,796
Tosoh Corp.	2,000	45,344
Zeon Corp.	1,554	22,500

Total Chemicals		989,858

Commercial Services & Supplies - 1.0%
Aeon Delight Co., Ltd.	400	14,984
Park24 Co., Ltd.(a)	1,105	26,455
Secom Co., Ltd.	1,210	91,376
Sohgo Security Services Co., Ltd.	300	16,325

Total Commercial Services & Supplies		149,140

Construction & Engineering - 1.9%
Hazama Ando Corp.	1,700	13,310
Kajima Corp.	7,332	70,554
Kumagai Gumi Co., Ltd.	200	5,593
Kyudenko Corp.	400	19,352
Maeda Corp.	1,000	13,795
Maeda Road Construction Co., Ltd.	790	18,128
Nippo Corp.	691	16,175
SHO-BOND Holdings Co., Ltd.	200	14,257
Taisei Corp.	1,400	69,720
Toda Corp.	2,000	16,050
Toshiba Plant Systems & Services Corp.	700	13,062

Total Construction & Engineering		269,996

Construction Materials - 0.3%
Sumitomo Osaka Cement Co., Ltd.	2,664	12,841
Taiheiyo Cement Corp.	579	25,005

Total Construction Materials		37,846

Diversified Financial Services - 0.1%
Zenkoku Hosho Co., Ltd.	200	8,602

Electric Utilities - 0.3%
Tohoku Electric Power Co., Inc.	3,600	46,051

Electrical Equipment - 2.3%
Fuji Electric Co., Ltd.	4,000	30,146
Mabuchi Motor Co., Ltd.	400	21,696
Mitsubishi Electric Corp.	10,610	176,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2017

Investments	Shares	Value

Nidec Corp.	738	$103,576
Nissin Electric Co., Ltd.	700	8,146

Total Electrical Equipment		339,832

Electronic Equipment, Instruments & Components - 3.3%
Ai Holdings Corp.	200	4,834
Alps Electric Co., Ltd.	536	15,321
Amano Corp.	500	13,080
Citizen Watch Co., Ltd.	2,100	15,417
Hamamatsu Photonics K.K.	500	16,822
Hirose Electric Co., Ltd.	230	33,627
Hitachi High-Technologies Corp.	700	29,516
Horiba Ltd.	200	12,055
Japan Aviation Electronics Industry Ltd.	1,000	16,929
Keyence Corp.	36	20,171
Murata Manufacturing Co., Ltd.	881	118,249
Oki Electric Industry Co., Ltd.	800	11,228
Omron Corp.	900	53,688
Shimadzu Corp.	780	17,740
TDK Corp.	600	47,883
Yaskawa Electric Corp.	840	37,023
Yokogawa Electric Corp.	1,045	20,019

Total Electronic Equipment, Instruments & Components		483,602

Energy Equipment & Services - 0.1%
Modec, Inc.	300	7,750

Food & Staples Retailing - 2.5%
Create SD Holdings Co., Ltd.	300	8,056
FamilyMart UNY Holdings Co., Ltd.	577	40,464
Kobe Bussan Co., Ltd.	100	3,835
Matsumotokiyoshi Holdings Co., Ltd.	600	24,714
Seven & I Holdings Co., Ltd.	5,285	219,704
Sugi Holdings Co., Ltd.	100	5,104
Sundrug Co., Ltd.	450	20,932
Tsuruha Holdings, Inc.	100	13,600
Valor Holdings Co., Ltd.	100	2,338
Welcia Holdings Co., Ltd.	200	8,646
Yaoko Co., Ltd.	200	9,765

Total Food & Staples Retailing		357,158

Food Products - 1.5%
Ajinomoto Co., Inc.	1,969	37,073
Calbee, Inc.(a)	200	6,507
Ezaki Glico Co., Ltd.	223	11,125
Kewpie Corp.	500	13,338
Kikkoman Corp.	572	23,154
MEIJI Holdings Co., Ltd.	600	51,078
Morinaga & Co., Ltd.	100	5,069
NH Foods Ltd.	616	15,027
Toyo Suisan Kaisha Ltd.	600	25,646
Yakult Honsha Co., Ltd.	364	27,465

Total Food Products		215,482

Gas Utilities - 0.1%
Nippon Gas Co., Ltd.	200	7,270

Health Care Equipment & Supplies - 1.7%
Hoya Corp.	1,895	94,674
Nakanishi, Inc.	200	10,439
Nihon Kohden Corp.	400	9,285
Olympus Corp.	700	26,844
Paramount Bed Holdings Co., Ltd.	200	9,907
Sysmex Corp.	528	41,575
Terumo Corp.	1,062	50,343

Total Health Care Equipment & Supplies		243,067

Health Care Providers & Services - 0.1%
Japan Lifeline Co., Ltd.	200	4,183
Ship Healthcare Holdings, Inc.	300	9,947

Total Health Care Providers & Services		14,130

Health Care Technology - 0.1%
M3, Inc.	300	10,559

Hotels, Restaurants & Leisure - 0.5%
Ichibanya Co., Ltd.	200	8,060
Oriental Land Co., Ltd.	449	40,934
Skylark Co., Ltd.	1,300	18,499

Total Hotels, Restaurants & Leisure		67,493

Household Durables - 3.1%
Casio Computer Co., Ltd.	1,521	21,887
Fujitsu General Ltd.	300	6,589
Haseko Corp.	1,522	23,658
Iida Group Holdings Co., Ltd.	2,100	39,614
Panasonic Corp.	11,600	169,855
Rinnai Corp.	96	8,692
Sekisui Chemical Co., Ltd.	2,275	45,682
Sekisui House Ltd.	6,155	111,216
Starts Corp., Inc.	300	7,856
Sumitomo Forestry Co., Ltd.	900	16,106

Total Household Durables		451,155

Household Products - 0.3%
Pigeon Corp.	418	15,918
Unicharm Corp.	1,100	28,606

Total Household Products		44,524

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	1,000	9,166
Start Today Co., Ltd.	600	18,242

Total Internet & Catalog Retail		27,408

Internet Software & Services - 1.4%
DeNA Co., Ltd.	600	12,373
GMO Internet, Inc.	700	11,912
Kakaku.com, Inc.	1,100	18,602
Mixi, Inc.	423	19,000
Yahoo Japan Corp.	31,114	142,796

Total Internet Software & Services		204,683

IT Services - 1.5%
Fujitsu Ltd.	8,000	57,005
Itochu Techno-Solutions Corp.	800	34,727
Nihon Unisys Ltd.	700	14,578
NS Solutions Corp.	600	16,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2017

Investments	Shares	Value

Obic Co., Ltd.	400	$29,401
Otsuka Corp.	475	36,432
SCSK Corp.	549	25,342
Transcosmos, Inc.	400	10,230

Total IT Services		224,146

Leisure Products - 0.6%
Bandai Namco Holdings, Inc.	1,065	34,838
Heiwa Corp.	602	11,308
Shimano, Inc.	243	34,191

Total Leisure Products		80,337

Machinery - 8.3%
CKD Corp.	400	9,012
Daifuku Co., Ltd.	500	27,253
Ebara Corp.	487	18,568
FANUC Corp.	1,061	254,866
Fujitec Co., Ltd.	1,000	14,443
Harmonic Drive Systems, Inc.(a)	100	5,850
Hino Motors Ltd.	3,588	46,502
Hoshizaki Corp.	152	13,480
Komatsu Ltd.	6,522	236,100
Kubota Corp.	5,919	116,094
Kurita Water Industries Ltd.	600	19,494
Makita Corp.	998	41,949
MINEBEA MITSUMI, Inc.	1,448	30,374
Mitsubishi Heavy Industries Ltd.	2,600	97,168
Nabtesco Corp.	525	20,133
NGK Insulators Ltd.	1,323	24,992
NSK Ltd.	4,162	65,543
Obara Group, Inc.	100	6,862
OKUMA Corp.	200	13,298
OSG Corp.	600	12,996
SMC Corp.	143	58,876
Sumitomo Heavy Industries Ltd.	800	33,875
THK Co., Ltd.	748	28,087
Tsubakimoto Chain Co.	1,000	8,078

Total Machinery		1,203,893

Media - 0.6%
CyberAgent, Inc.(a)	196	7,655
Daiichikosho Co., Ltd.	290	14,468
Dentsu, Inc.	1,100	46,627
Toho Co., Ltd.	648	22,463

Total Media		91,213

Metals & Mining - 1.5%
Dowa Holdings Co., Ltd.	370	15,109
Hitachi Metals Ltd.	2,300	33,035
Mitsubishi Materials Corp.	700	24,918
Nippon Steel & Sumitomo Metal Corp.	5,300	136,017
Tokyo Steel Manufacturing Co., Ltd.	600	5,390

Total Metals & Mining		214,469

Multiline Retail - 0.5%
Don Quijote Holdings Co., Ltd.	200	10,457
Izumi Co., Ltd.	200	12,463
Marui Group Co., Ltd.	1,200	21,976
Ryohin Keikaku Co., Ltd.	112	34,898

Total Multiline Retail		79,794

Personal Products - 1.9%
Ci:z Holdings Co., Ltd.	200	10,208
Kao Corp.	2,087	141,153
Kobayashi Pharmaceutical Co., Ltd.	188	12,216
Kose Corp.	100	15,615
Mandom Corp.	200	6,560
Noevir Holdings Co., Ltd.	300	22,264
Pola Orbis Holdings, Inc.	1,100	38,620
Shiseido Co., Ltd.	700	33,841

Total Personal Products		280,477

Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	15,424	196,753
Chugai Pharmaceutical Co., Ltd.	2,035	104,234
Daiichi Sankyo Co., Ltd.	6,200	161,646
Hisamitsu Pharmaceutical Co., Inc.	433	26,253
Kaken Pharmaceutical Co., Ltd.	300	15,499
Kyowa Hakko Kirin Co., Ltd.	2,100	40,620
Nippon Shinyaku Co., Ltd.	100	7,466
Otsuka Holdings Co., Ltd.	3,500	153,733
Santen Pharmaceutical Co., Ltd.	2,100	33,015
Sawai Pharmaceutical Co., Ltd.	100	4,474
Shionogi & Co., Ltd.	1,295	70,090
Tsumura & Co.	378	12,566

Total Pharmaceuticals		826,349

Professional Services - 1.5%
Benefit One, Inc.	200	4,188
en-japan, Inc.	100	4,714
Meitec Corp.	411	21,599
Nihon M&A Center, Inc.	200	9,534
Nomura Co., Ltd.	300	6,855
Persol Holdings Co., Ltd.	467	11,707
Recruit Holdings Co., Ltd.	5,500	136,706
TechnoPro Holdings, Inc.	400	21,731

Total Professional Services		217,034

Real Estate Management & Development - 3.1%
Daito Trust Construction Co., Ltd.	761	155,206
Daiwa House Industry Co., Ltd.	5,100	195,896
Hulic Co., Ltd.	3,292	36,997
Kenedix, Inc.	600	3,675
Leopalace21 Corp.	2,600	20,218
Open House Co., Ltd.	400	21,518
Relo Group, Inc.	300	8,176

Total Real Estate Management & Development		441,686

Road & Rail - 1.6%
Central Japan Railway Co.	478	85,628
East Japan Railway Co.	1,397	136,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2017

Investments	Shares	Value

Keisei Electric Railway Co., Ltd.	200	$6,427

Total Road & Rail		228,407

Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp.	700	12,993
Disco Corp.	244	54,302
SCREEN Holdings Co., Ltd.	100	8,185
SUMCO Corp.	900	23,073
Tokyo Electron Ltd.	1,000	181,092

Total Semiconductors & Semiconductor Equipment		279,645

Software - 2.4%
Capcom Co., Ltd.	400	12,694
COLOPL, Inc.(a)	400	4,346
Koei Tecmo Holdings Co., Ltd.	600	12,128
Nintendo Co., Ltd.	500	182,823
Oracle Corp.	600	49,747
Square Enix Holdings Co., Ltd.	485	23,077
Trend Micro, Inc.	1,011	57,348

Total Software		342,163

Specialty Retail - 1.9%
ABC-Mart, Inc.	400	22,974
Fast Retailing Co., Ltd.	223	88,903
Hikari Tsushin, Inc.	277	39,835
K’s Holdings Corp.(a)	822	21,081
Nitori Holdings Co., Ltd.	200	28,522
Shimamura Co., Ltd.	170	18,713
T-Gaia Corp.	582	13,526
USS Co., Ltd.	1,625	34,418

Total Specialty Retail		267,972

Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	1,713	42,274
Seiko Epson Corp.	3,000	70,812

Total Technology Hardware, Storage & Peripherals		113,086

Tobacco - 4.1%
Japan Tobacco, Inc.	18,573	598,656

Trading Companies & Distributors - 3.2%
ITOCHU Corp.	16,999	317,345
Marubeni Corp.	17,355	125,729
MISUMI Group, Inc.	600	17,470
MonotaRO Co., Ltd.(a)	200	6,392

Total Trading Companies & Distributors		466,936

Wireless Telecommunication Services - 9.2%
KDDI Corp.	21,687	539,913
NTT DOCOMO, Inc.	28,046	662,498
SoftBank Group Corp.	1,595	126,297

Total Wireless Telecommunication Services		1,328,708

TOTAL COMMON STOCKS (Cost: $12,297,175)		14,414,191

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $39,489)(c)	39,489	39,489

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $12,336,664)		14,453,680
Other Assets less Liabilities - (0.0)%		(6,466)

NET ASSETS - 100.0%		$14,447,214

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $94,422 and the total market value of the collateral held by the Fund was $99,687. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $60,198.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/9/2018	338,301,212	JPY	3,003,643	USD	$101	$—
Bank of America N.A.	1/9/2018	3,036,934	USD	339,117,109	JPY	25,946	—
Bank of America N.A.	2/5/2018	3,039,232	USD	341,893,237	JPY	—	(359)
Bank of Montreal	1/9/2018	257,751,026	JPY	2,288,490	USD	56	—
Bank of Montreal	2/5/2018	2,315,608	USD	260,475,333	JPY	—	(140)
Barclays Bank PLC	1/9/2018	338,294,303	JPY	3,003,643	USD	40	—
Barclays Bank PLC	1/9/2018	3,036,934	USD	339,104,657	JPY	26,056	—
Barclays Bank PLC	2/5/2018	3,039,232	USD	341,882,903	JPY	—	(268)
Citibank N.A.	1/9/2018	338,280,487	JPY	3,003,643	USD	—	(83)
Citibank N.A.	1/9/2018	3,036,934	USD	339,120,146	JPY	25,919	—
Citibank N.A.	2/5/2018	3,039,232	USD	341,884,423	JPY	—	(281)
Credit Suisse International	1/9/2018	338,290,699	JPY	3,003,643	USD	8	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2017

Credit Suisse International	2/5/2018	3,039,232	USD	341,887,158	JPY	—	(305)
Goldman Sachs	1/9/2018	3,036,934	USD	339,095,243	JPY	26,140	—
Morgan Stanley & Co. International	1/9/2018	2,313,855	USD	258,358,570	JPY	19,914	—
Nomura International PLC	1/9/2018	17,904,265	JPY	158,529	USD	441	—

						$124,621	$(1,436)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.6%

Japan - 99.6%

Building Products - 6.1%
LIXIL Group Corp.	3,636	$98,445
Nichias Corp.	2,146	28,594
Nichiha Corp.	400	16,778
Takara Standard Co., Ltd.	643	10,388
TOTO Ltd.	2,141	126,388

Total Building Products		280,593

Capital Markets - 0.2%
Ichigo, Inc.(a)	2,600	9,855

Construction & Engineering - 16.3%
Hazama Ando Corp.	2,406	18,838
Kajima Corp.	12,082	116,262
Kumagai Gumi Co., Ltd.	503	14,065
Maeda Corp.	2,140	29,521
Maeda Road Construction Co., Ltd.	978	22,442
Nippo Corp.	986	23,081
Nishimatsu Construction Co., Ltd.	762	21,375
Obayashi Corp.	8,983	108,769
Okumura Corp.	580	23,890
Penta-Ocean Construction Co., Ltd.	3,791	28,269
Raito Kogyo Co., Ltd.	722	8,268
Shimizu Corp.	8,848	91,425
SHO-BOND Holdings Co., Ltd.	267	19,033
Sumitomo Mitsui Construction Co., Ltd.	2,069	11,553
Taihei Dengyo Kaisha Ltd.	300	7,752
Taisei Corp.	2,841	141,483
Toda Corp.	3,026	24,283
Tokyu Construction Co., Ltd.	1,109	10,809
Totetsu Kogyo Co., Ltd.	460	15,272
Yokogawa Bridge Holdings Corp.	500	11,700

Total Construction & Engineering		748,090

Construction Materials - 2.1%
Sumitomo Osaka Cement Co., Ltd.	4,747	22,881
Taiheiyo Cement Corp.	1,679	72,511

Total Construction Materials		95,392

Equity Real Estate Investment Trusts (REITs) - 25.7%
Activia Properties, Inc.	8	33,520
Advance Residence Investment Corp.	17	41,817
AEON REIT Investment Corp.	20	21,039
Comforia Residential REIT, Inc.	7	14,969
Daiwa House REIT Investment Corp.	19	45,151
Daiwa Office Investment Corp.	4	21,092
Frontier Real Estate Investment Corp.	6	23,329
Fukuoka REIT Corp.	10	14,931
Global One Real Estate Investment Corp.	3	10,639
GLP J-REIT	37	40,038
Hankyu REIT, Inc.	8	9,253
Hoshino Resorts REIT, Inc.	3	14,567
Hulic REIT, Inc.	13	18,926
Ichigo Office REIT Investment(a)	20	13,724
Industrial & Infrastructure Fund Investment Corp.	5	21,482
Invesco Office J-Reit, Inc.	10	9,720
Invincible Investment Corp.	57	24,262
Japan Excellent, Inc.	17	19,784
Japan Hotel REIT Investment Corp.	52	34,898
Japan Logistics Fund, Inc.	12	22,136
Japan Prime Realty Investment Corp.	12	38,136
Japan Real Estate Investment Corp.	16	75,988
Japan Rental Housing Investments, Inc.	22	16,053
Japan Retail Fund Investment Corp.	34	62,356
Kenedix Office Investment Corp.	5	28,407
Kenedix Residential Investment Corp.	5	14,514
Kenedix Retail REIT Corp.	7	14,478
LaSalle Logiport REIT	14	14,329
MCUBS MidCity Investment Corp.	20	13,316
Mitsui Fudosan Logistics Park, Inc.	2	6,356
Mori Hills REIT Investment Corp.	17	20,554
Mori Trust Sogo REIT, Inc.	13	18,095
Nippon Accommodations Fund, Inc.	6	24,767
Nippon Building Fund, Inc.(a)	18	88,043
Nippon Prologis REIT, Inc.	25	52,885
NIPPON REIT Investment Corp.(a)	5	14,359
Nomura Real Estate Master Fund, Inc.	52	64,579
Orix JREIT, Inc.	34	47,114
Premier Investment Corp.	13	12,302
Sekisui House REIT, Inc.(a)	12	14,019
Sekisui House Residential Investment Corp.	14	13,994
Tokyu REIT, Inc.	13	16,156
United Urban Investment Corp.	38	54,681

Total Equity Real Estate Investment Trusts (REITs)		1,180,758

Household Durables - 9.6%
Haseko Corp.	3,676	57,139
Iida Group Holdings Co., Ltd.	2,329	43,934
Sekisui Chemical Co., Ltd.	5,768	115,821
Sekisui House Ltd.	8,428	152,287
Starts Corp., Inc.	500	13,094
Sumitomo Forestry Co., Ltd.	2,215	39,640
Token Corp.	145	17,145

Total Household Durables		439,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2017

Investments	Shares	Value
Real Estate Management & Development - 38.0%
Aeon Mall Co., Ltd.	1,467	$28,702
Daibiru Corp.	800	10,084
Daikyo, Inc.	400	7,755
Daito Trust Construction Co., Ltd.	964	196,608
Daiwa House Industry Co., Ltd.	8,885	341,282
Heiwa Real Estate Co., Ltd.	500	9,019
Hulic Co., Ltd.	6,395	71,869
Kenedix, Inc.	3,203	19,619
Leopalace21 Corp.	3,467	26,960
Mitsubishi Estate Co., Ltd.	18,064	314,296
Mitsui Fudosan Co., Ltd.	12,973	290,784
Nomura Real Estate Holdings, Inc.	1,679	37,649
NTT Urban Development Corp.	1,439	16,657
Open House Co., Ltd.	470	25,284
Relo Group, Inc.	1,570	42,787
Sumitomo Realty & Development Co., Ltd.	6,075	199,696
TOC Co., Ltd.	1,000	8,549
Tokyo Tatemono Co., Ltd.	2,948	39,830
Tokyu Fudosan Holdings Corp.	6,937	50,188
Unizo Holdings Co., Ltd.	257	6,981

Total Real Estate Management & Development		1,744,599

Transportation Infrastructure - 1.6%
Kamigumi Co., Ltd.	1,598	35,365
Mitsubishi Logistics Corp.	975	25,316
Sumitomo Warehouse Co., Ltd. (The)	1,897	13,741

Total Transportation Infrastructure		74,422

TOTAL COMMON STOCKS (Cost: $4,604,322)		4,572,769

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $31,452)(c)	31,452	31,452

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $4,635,774)		4,604,221

Other Assets less Liabilities - (0.3)%		(14,155)

NET ASSETS - 100.0%		$4,590,066

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $124,760 and the total market value of the collateral held by the Fund was $131,202. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $99,750.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/9/2018	107,071,206	JPY	950,643	USD	$32	$—
Bank of America N.A.	1/9/2018	962,904	USD	107,522,001	JPY	8,226	—
Bank of America N.A.	2/5/2018	965,753	USD	108,640,741	JPY	—	(114)
Bank of Montreal	1/9/2018	81,577,852	JPY	724,304	USD	18	—
Bank of Montreal	2/5/2018	735,812	USD	82,769,137	JPY	—	(45)
Barclays Bank PLC	1/9/2018	107,069,019	JPY	950,643	USD	13	—
Barclays Bank PLC	1/9/2018	962,904	USD	107,518,053	JPY	8,262	—
Barclays Bank PLC	2/5/2018	965,753	USD	108,637,458	JPY	—	(85)
Citibank N.A.	1/9/2018	107,064,646	JPY	950,643	USD	—	(26)
Citibank N.A.	1/9/2018	962,904	USD	107,522,964	JPY	8,218	—
Citibank N.A.	2/5/2018	965,753	USD	108,637,941	JPY	—	(89)
Credit Suisse International	1/9/2018	107,067,879	JPY	950,643	USD	2	—
Credit Suisse International	2/5/2018	965,753	USD	108,638,810	JPY	—	(97)
Goldman Sachs	1/9/2018	962,904	USD	107,515,068	JPY	8,288	—
Morgan Stanley & Co. International	1/9/2018	733,642	USD	81,916,411	JPY	6,314	—
Nomura International PLC	1/9/2018	6,593,663	JPY	58,382	USD	162	—

						$39,535	$(456)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.5%
Kintetsu World Express, Inc.	15,200	$315,199
Konoike Transport Co., Ltd.	19,000	336,822
Maruwa Unyu Kikan Co., Ltd.(a)	8,600	276,361
SBS Holdings, Inc.(a)	6,200	62,193
Shibusawa Warehouse Co., Ltd. (The)	5,900	106,006

Total Air Freight & Logistics		1,096,581

Auto Components - 5.5%
Aisan Industry Co., Ltd.	14,500	170,293
Daido Metal Co., Ltd.	11,600	114,816
Daikyonishikawa Corp.	15,900	257,449
Eagle Industry Co., Ltd.	18,800	351,801
Exedy Corp.	14,100	436,205
FCC Co., Ltd.	10,300	270,918
G-Tekt Corp.	9,698	199,470
H-One Co., Ltd.	6,000	94,061
Imasen Electric Industrial	14,000	165,912
Kasai Kogyo Co., Ltd.	11,200	184,728
Keihin Corp.	30,500	621,101
KYB Corp.	6,500	380,249
Mitsuba Corp.	4,000	60,151
Musashi Seimitsu Industry Co., Ltd.	8,500	271,638
NHK Spring Co., Ltd.	58,800	647,244
Nifco, Inc.	14,900	1,017,142
Nissin Kogyo Co., Ltd.	15,800	313,195
Pacific Industrial Co., Ltd.	13,800	214,503
Piolax, Inc.	4,000	118,952
Press Kogyo Co., Ltd.	35,200	213,418
Sanoh Industrial Co., Ltd.	14,700	118,096
Shoei Co., Ltd.	8,600	393,928
Sumitomo Riko Co., Ltd.	21,100	225,891
Tachi-S Co., Ltd.	4,700	86,073
Taiho Kogyo Co., Ltd.	8,900	132,493
Tokai Rika Co., Ltd.	33,625	708,020
Topre Corp.	9,800	277,949
Toyo Tire & Rubber Co., Ltd.	34,400	710,903
Toyoda Gosei Co., Ltd.	35,300	898,403
TPR Co., Ltd.	6,406	212,396
TS Tech Co., Ltd.	20,700	851,704
Unipres Corp.	9,600	258,642
Yokohama Rubber Co., Ltd. (The)(a)	54,400	1,334,285
Yorozu Corp.	14,800	318,203

Total Auto Components		12,630,232

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	21,800	222,935

Banks - 6.9%
77 Bank Ltd. (The)	13,700	346,118
Akita Bank Ltd. (The)	2,800	77,301
Aomori Bank Ltd. (The)	6,100	193,857
Awa Bank Ltd. (The)	48,000	306,365
Bank of Iwate Ltd. (The)	3,400	135,517
Bank of Kyoto Ltd. (The)	14,500	755,570
Bank of Nagoya Ltd. (The)(a)	6,300	245,792
Bank of Okinawa Ltd. (The)	6,640	270,551
Bank of Saga Ltd. (The)	3,800	86,828
Bank of the Ryukyus Ltd.	6,400	96,185
Chugoku Bank Ltd. (The)	35,400	473,571
Daishi Bank Ltd. (The)	9,700	441,731
Ehime Bank Ltd. (The)	16,400	196,101
Eighteenth Bank Ltd. (The)	45,000	115,846
FIDEA Holdings Co., Ltd.	131,200	238,757
First Bank of Toyama Ltd. (The)	48,700	227,396
Fukui Bank Ltd. (The)	5,300	127,313
Gunma Bank Ltd. (The)	129,500	784,012
Hachijuni Bank Ltd. (The)	151,400	869,559
Hiroshima Bank Ltd. (The)	85,900	748,051
Hokkoku Bank Ltd. (The)	9,700	386,192
Hokuetsu Bank Ltd. (The)	9,500	219,095
Hokuhoku Financial Group, Inc.	38,600	603,757
Hyakugo Bank Ltd. (The)	41,800	199,260
Hyakujushi Bank Ltd. (The)	65,000	215,801
Iyo Bank Ltd. (The)	71,800	575,547
Jimoto Holdings, Inc.	96,100	164,645
Juroku Bank Ltd. (The)	5,900	173,884
Kansai Urban Banking Corp.(a)	20,300	264,720
Keiyo Bank Ltd. (The)	58,000	265,673
Kiyo Bank Ltd. (The)	20,798	346,172
Kyushu Financial Group, Inc.	114,800	695,016
Michinoku Bank Ltd. (The)(a)	3,600	57,332
Minato Bank Ltd. (The)	9,458	177,826
Miyazaki Bank Ltd. (The)	5,200	177,488
Musashino Bank Ltd. (The)	6,300	210,559
Nanto Bank Ltd. (The)	6,000	161,385
Nishi-Nippon Financial Holdings, Inc.	49,100	588,416
North Pacific Bank Ltd.	118,700	398,301
Ogaki Kyoritsu Bank Ltd. (The)	7,500	189,680
Oita Bank Ltd. (The)	5,500	213,848
San-In Godo Bank Ltd. (The)	21,500	207,652
Senshu Ikeda Holdings, Inc.	72,400	267,363
Shiga Bank Ltd. (The)	35,000	179,272
Shikoku Bank Ltd. (The)	14,900	210,306
Tochigi Bank Ltd. (The)	46,000	185,388
Toho Bank Ltd. (The)	38,600	135,691
Tokyo TY Financial Group, Inc.	6,200	179,698
TOMONY Holdings, Inc.	49,400	254,345
Towa Bank Ltd. (The)	19,600	265,683
Yamagata Bank Ltd. (The)(a)	10,400	227,111
Yamaguchi Financial Group, Inc.	53,000	629,978
Yamanashi Chuo Bank Ltd. (The)	30,000	131,025

Total Banks		15,894,530

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	10,800	330,759
Takara Holdings, Inc.	30,800	359,812

Total Beverages		690,571

Building Products - 1.6%
Aica Kogyo Co., Ltd.	16,000	594,407
Bunka Shutter Co., Ltd.	11,800	113,653
Central Glass Co., Ltd.	8,200	174,409
Nichias Corp.	39,000	519,654
Nichiha Corp.	6,700	281,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Nitto Boseki Co., Ltd.	8,600	$248,114
Noritz Corp.	8,600	168,717
Okabe Co., Ltd.	16,600	158,558
Sankyo Tateyama, Inc.	6,600	99,894
Sanwa Holdings Corp.	56,100	772,900
Shin Nippon Air Technologies Co., Ltd.	4,400	58,354
Sinko Industries Ltd.	6,600	127,489
Takara Standard Co., Ltd.	9,817	158,606
Takasago Thermal Engineering Co., Ltd.	16,200	296,964

Total Building Products		3,772,744

Capital Markets - 3.1%
GCA Corp.	25,700	257,570
Ichigo, Inc.(a)	91,500	346,831
Ichiyoshi Securities Co., Ltd.	18,300	208,911
IwaiCosmo Holdings, Inc.	23,800	304,023
kabu.com Securities Co., Ltd.	137,900	430,899
Kyokuto Securities Co., Ltd.	17,900	263,773
Marusan Securities Co., Ltd.	41,100	368,860
Matsui Securities Co., Ltd.	119,200	1,006,296
Monex Group, Inc.	61,065	173,465
Okasan Securities Group, Inc.	96,000	594,833
SBI Holdings, Inc.	101,800	2,129,079
Sparx Group Co., Ltd.(a)	39,400	109,124
Tokai Tokyo Financial Holdings, Inc.	139,600	900,925

Total Capital Markets		7,094,589

Chemicals - 7.7%
Achilles Corp.	9,700	205,280
ADEKA Corp.	26,700	470,479
Arakawa Chemical Industries Ltd.	9,800	201,655
C.I. Takiron Corp.	41,000	292,623
Chugoku Marine Paints Ltd.	14,300	119,706
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,100	305,406
Denka Co., Ltd.	25,700	1,030,053
DIC Corp.	30,300	1,145,832
Fujimi, Inc.	9,100	191,694
Fujimori Kogyo Co., Ltd.	5,300	188,429
Fuso Chemical Co., Ltd.	6,600	179,281
JCU Corp.(a)	2,100	102,344
JSP Corp.	6,417	219,881
Kaneka Corp.	87,240	796,893
KH Neochem Co., Ltd.	14,300	366,227
Konishi Co., Ltd.	5,600	104,991
Kumiai Chemical Industry Co., Ltd.	10,494	70,705
Kureha Corp.	5,300	384,856
Lintec Corp.	23,300	650,497
Nihon Nohyaku Co., Ltd.	25,000	148,025
Nihon Parkerizing Co., Ltd.	18,900	318,943
Nippon Kayaku Co., Ltd.	45,300	672,362
Nippon Shokubai Co., Ltd.	11,400	770,120
Nippon Soda Co., Ltd.	31,000	206,942
Nippon Valqua Industries Ltd.	9,300	254,687
NOF Corp.	19,300	518,265
Okamoto Industries, Inc.	12,000	121,864
Osaka Soda Co., Ltd.(a)	5,477	140,170
Riken Technos Corp.(a)	20,600	113,926
Sakai Chemical Industry Co., Ltd.	8,600	230,555
Sakata INX Corp.	10,900	174,265
Sanyo Chemical Industries Ltd.	5,700	298,535
Sekisui Plastics Co., Ltd.	24,600	324,288
Shikoku Chemicals Corp.	10,400	168,671
Showa Denko K.K.	28,500	1,218,176
Sumitomo Bakelite Co., Ltd.	52,000	437,603
Sumitomo Seika Chemicals Co., Ltd.	4,200	233,395
T Hasegawa Co., Ltd.	5,700	118,908
Taiyo Holdings Co., Ltd.	10,000	445,628
Toagosei Co., Ltd.	31,100	396,170
Tokai Carbon Co., Ltd.	41,500	513,915
Tokyo Ohka Kogyo Co., Ltd.	9,500	410,275
Toyo Ink SC Holdings Co., Ltd.	111,000	657,230
Toyobo Co., Ltd.	19,500	354,341
Ube Industries Ltd.	30,380	894,005
Zeon Corp.	50,000	723,924

Total Chemicals		17,892,020

Commercial Services & Supplies - 1.4%
Aeon Delight Co., Ltd.	9,500	355,881
Bell System24 Holdings, Inc.	29,300	368,558
Daiseki Co., Ltd.	6,600	183,675
Itoki Corp.(a)	16,600	123,045
Kokuyo Co., Ltd.	24,500	455,202
Mitsubishi Pencil Co., Ltd.	4,200	92,016
Nippon Air Conditioning Services Co., Ltd.(a)	23,500	163,759
Nippon Parking Development Co., Ltd.	96,600	164,644
Okamura Corp.	26,700	390,368
Pilot Corp.	3,900	188,336
Relia, Inc.	21,000	245,513
Sato Holdings Corp.	8,900	270,595
Toppan Forms Co., Ltd.	21,700	245,798

Total Commercial Services & Supplies		3,247,390

Construction & Engineering - 6.0%
Asunaro Aoki Construction Co., Ltd.	13,900	124,995
COMSYS Holdings Corp.	26,100	756,471
Dai-Dan Co., Ltd.	4,700	126,001
Fudo Tetra Corp.	61,900	100,557
Hazama Ando Corp.	60,900	476,820
Hibiya Engineering Ltd.	11,500	245,415
Kandenko Co., Ltd.	39,400	414,810
Kitano Construction Corp.	30,000	108,123
Kumagai Gumi Co., Ltd.	9,500	265,646
Kyowa Exeo Corp.	34,300	888,177
Kyudenko Corp.	14,000	677,319
Maeda Corp.	25,500	351,771
Maeda Road Construction Co., Ltd.	34,000	780,204
Matsui Construction Co., Ltd.	14,300	124,149
Meisei Industrial Co., Ltd.	15,900	117,009
Mirait Holdings Corp.	19,144	284,993
Nichireki Co., Ltd.	13,900	179,411
Nippo Corp.	16,000	374,541
Nippon Densetsu Kogyo Co., Ltd.	9,200	199,517

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Nippon Koei Co., Ltd.	5,800	$180,204
Nippon Road Co., Ltd. (The)	4,400	257,399
Nishimatsu Construction Co., Ltd.	19,200	538,589
Okumura Corp.	24,500	1,009,143
OSJB Holdings Corp.	39,400	117,518
Penta-Ocean Construction Co., Ltd.	64,100	477,976
Raito Kogyo Co., Ltd.	15,600	178,642
Sanki Engineering Co., Ltd.	18,400	223,936
Seikitokyu Kogyo Co., Ltd.	25,200	145,630
Shinnihon Corp.	11,500	100,861
SHO-BOND Holdings Co., Ltd.	5,500	392,055
Sumitomo Densetsu Co., Ltd.	14,100	300,399
Sumitomo Mitsui Construction Co., Ltd.	39,040	217,986
Taihei Dengyo Kaisha Ltd.	8,900	229,986
Taikisha Ltd.	9,100	307,776
Toda Corp.	64,000	513,591
Toenec Corp.	8,600	261,092
Tokyo Energy & Systems, Inc.	19,600	228,101
Tokyu Construction Co., Ltd.	33,300	324,575
Toshiba Plant Systems & Services Corp.	24,400	455,293
Totetsu Kogyo Co., Ltd.	4,700	156,041
Toyo Construction Co., Ltd.	23,400	136,890
Yahagi Construction Co., Ltd.(a)	4,800	41,843
Yokogawa Bridge Holdings Corp.	9,100	212,939
Yurtec Corp.	33,900	289,798

Total Construction & Engineering		13,894,192

Construction Materials - 0.3%
Krosaki Harima Corp.	3,400	142,912
Shinagawa Refractories Co., Ltd.	5,400	162,024
Sumitomo Osaka Cement Co., Ltd.	106,000	510,945

Total Construction Materials		815,881

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	15,300	99,691

Containers & Packaging - 0.6%
FP Corp.	5,900	316,866
Fuji Seal International, Inc.	9,000	294,408
Nihon Yamamura Glass Co., Ltd.	98,000	166,161
Rengo Co., Ltd.	75,281	549,989

Total Containers & Packaging		1,327,424

Distributors - 1.0%
Arata Corp.	3,000	163,515
Canon Marketing Japan, Inc.	40,200	1,086,631
Doshisha Co., Ltd.	9,700	206,486
Happinet Corp.	9,700	188,748
Paltac Corp.	14,103	643,492

Total Distributors		2,288,872

Diversified Consumer Services - 0.3%
Gakkyusha Co., Ltd.	9,900	144,831
Meiko Network Japan Co., Ltd.	8,500	100,808
Riso Kyoiku Co., Ltd.	18,100	149,909
Studio Alice Co., Ltd.	5,500	139,099
Tokyo Individualized Educational Institute, Inc.(a)	19,200	165,838

Total Diversified Consumer Services		700,485

Diversified Financial Services - 0.7%
Financial Products Group Co., Ltd.	53,600	651,384
Ricoh Leasing Co., Ltd.	8,700	301,199
Zenkoku Hosho Co., Ltd.	14,200	610,732

Total Diversified Financial Services		1,563,315

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.	16,300	107,364
Hokuriku Electric Power Co.(a)	88,700	714,167
Okinawa Electric Power Co., Inc. (The)	10,575	275,617
Shikoku Electric Power Co., Inc.	43,800	477,465

Total Electric Utilities		1,574,613

Electrical Equipment - 1.7%
Daihen Corp.	37,000	350,786
Denyo Co., Ltd.	9,600	171,803
Fujikura Ltd.	43,600	384,717
Furukawa Electric Co., Ltd.	9,326	460,298
GS Yuasa Corp.	86,000	428,282
Idec Corp.(a)	15,100	359,773
Nippon Carbon Co., Ltd.(a)	3,500	157,523
Nissin Electric Co., Ltd.	29,200	339,824
Nitto Kogyo Corp.	16,400	263,361
Sanyo Denki Co., Ltd.	2,000	143,453
Sinfonia Technology Co., Ltd.	50,000	193,520
Takaoka Toko Co., Ltd.	11,400	186,205
Ushio, Inc.	29,400	420,448

Total Electrical Equipment		3,859,993

Electronic Equipment, Instruments & Components - 4.9%
Ai Holdings Corp.	6,300	152,285
Amano Corp.	20,900	546,758
Anritsu Corp.	35,200	398,090
Azbil Corp.	18,400	798,722
Canon Electronics, Inc.	16,200	354,200
Citizen Watch Co., Ltd.	94,100	690,818
CONEXIO Corp.	20,400	423,755
Daiwabo Holdings Co., Ltd.	5,500	226,298
Dexerials Corp.	41,900	542,673
Enplas Corp.	5,429	225,546
ESPEC Corp.	3,400	85,838
FTGroup Co., Ltd.(a)	14,800	127,439
Hakuto Co., Ltd.	9,100	156,635
Horiba Ltd.	5,700	343,569
Ibiden Co., Ltd.	36,000	539,121
Iriso Electronics Co., Ltd.	3,400	203,125
Japan Aviation Electronics Industry Ltd.	22,000	372,428
Kaga Electronics Co., Ltd.	11,000	300,266
Koa Corp.	3,900	80,596
Kyosan Electric Manufacturing Co., Ltd.	40,000	259,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Macnica Fuji Electronics Holdings, Inc.	23,400	$510,375
Marubun Corp.	19,500	200,453
Nippon Signal Co., Ltd.	9,300	99,068
Nissha Co., Ltd.	6,000	174,700
Nohmi Bosai Ltd.	9,466	172,682
Oki Electric Industry Co., Ltd.	24,300	341,041
Optex Group Co., Ltd.	4,000	211,274
Osaki Electric Co., Ltd.	19,400	140,355
Ryoden Corp.	9,900	160,386
Ryosan Co., Ltd.	15,400	591,940
Sanshin Electronics Co., Ltd.	14,100	240,695
Satori Electric Co., Ltd.	15,400	168,422
Siix Corp.(a)	4,300	184,558
Sumida Corp.(a)	10,000	171,505
Taiyo Yuden Co., Ltd.	19,700	307,086
Tamura Corp.	33,900	255,491
Topcon Corp.	16,000	346,134
UKC Holdings Corp.	5,300	116,915
Vitec Holdings Co., Ltd.	9,700	154,046

Total Electronic Equipment, Instruments & Components		11,374,853

Energy Equipment & Services - 0.3%
Modec, Inc.	10,300	266,072
Shinko Plantech Co., Ltd.	40,900	434,233

Total Energy Equipment & Services		700,305

Food & Staples Retailing - 2.5%
Ain Holdings, Inc.	2,100	125,459
Arcs Co., Ltd.	14,100	328,937
Axial Retailing, Inc.	4,200	158,083
Belc Co., Ltd.	2,500	150,688
Cawachi Ltd.	4,500	111,132
Cocokara fine, Inc.	4,300	277,887
Create SD Holdings Co., Ltd.	11,300	303,440
Heiwado Co., Ltd.	8,800	183,031
Inageya Co., Ltd.	8,500	142,233
Kato Sangyo Co., Ltd.	10,500	384,953
Kobe Bussan Co., Ltd.(a)	6,200	237,763
Life Corp.	8,700	234,780
Matsumotokiyoshi Holdings Co., Ltd.	19,600	807,315
Ministop Co., Ltd.	6,700	144,825
Mitsubishi Shokuhin Co., Ltd.	10,200	299,254
Okuwa Co., Ltd.	14,000	144,785
Qol Co., Ltd.	8,800	165,298
San-A Co., Ltd.	4,200	203,196
Sogo Medical Co., Ltd.	2,000	105,459
United Super Markets Holdings, Inc.	19,200	194,983
Valor Holdings Co., Ltd.	16,300	381,129
Yamatane Corp.	11,200	217,935
Yaoko Co., Ltd.	5,200	253,884
Yokohama Reito Co., Ltd.(a)	23,500	243,657

Total Food & Staples Retailing		5,800,106

Food Products - 3.0%
Ariake Japan Co., Ltd.	3,900	333,049
Feed One Co., Ltd.	94,800	223,009
Fuji Oil Holdings, Inc.	19,151	560,165
Fujicco Co., Ltd.	6,200	138,310
Hokuto Corp.	16,700	304,054
House Foods Group, Inc.	13,800	458,163
Itoham Yonekyu Holdings, Inc.	69,000	631,505
Kagome Co., Ltd.(a)	8,900	330,639
Kameda Seika Co., Ltd.	3,600	165,220
Marudai Food Co., Ltd.	42,000	188,655
Maruha Nichiro Corp.	9,700	292,765
Megmilk Snow Brand Co., Ltd.	11,100	328,615
Mitsui Sugar Co., Ltd.	11,600	490,155
Morinaga & Co., Ltd.	5,000	253,440
Morinaga Milk Industry Co., Ltd.	5,800	262,583
Nippon Flour Mills Co., Ltd.	20,700	317,529
Nippon Suisan Kaisha Ltd.	33,600	175,680
Nisshin Oillio Group Ltd. (The)	9,200	278,899
Prima Meat Packers Ltd.	42,000	308,336
S Foods, Inc.	4,700	213,617
Sakata Seed Corp.	4,800	166,605
Showa Sangyo Co., Ltd.	8,800	229,198
Starzen Co., Ltd.	4,000	193,875
Warabeya Nichiyo Holdings Co., Ltd.	4,400	124,794

Total Food Products		6,968,860

Gas Utilities - 0.3%
Nippon Gas Co., Ltd.	5,700	207,204
Saibu Gas Co., Ltd.	11,300	282,575
Shizuoka Gas Co., Ltd.	30,300	257,409

Total Gas Utilities		747,188

Health Care Equipment & Supplies - 1.4%
Asahi Intecc Co., Ltd.	9,800	337,541
Eiken Chemical Co., Ltd.	4,800	230,093
Hogy Medical Co., Ltd.	4,100	310,821
Jeol Ltd.	11,000	62,397
Mani, Inc.	6,200	188,780
Nagaileben Co., Ltd.	14,000	351,957
Nakanishi, Inc.	4,700	245,326
Nihon Kohden Corp.	16,200	376,059
Nikkiso Co., Ltd.	19,900	217,460
Nipro Corp.	45,123	669,735
Paramount Bed Holdings Co., Ltd.	6,203	307,259

Total Health Care Equipment & Supplies		3,297,428

Health Care Providers & Services - 1.4%
As One Corp.	5,600	350,963
BML, Inc.	11,100	276,391
Japan Lifeline Co., Ltd.(a)	7,600	158,949
Miraca Holdings, Inc.	19,200	822,370
NichiiGakkan Co., Ltd.	24,500	312,965
Ship Healthcare Holdings, Inc.	11,459	379,932
Solasto Corp.	11,300	256,194
Toho Holdings Co., Ltd.	16,100	364,162
Vital KSK Holdings, Inc.	28,500	261,092

Total Health Care Providers & Services		3,183,018

Hotels, Restaurants & Leisure - 2.7%
Create Restaurants Holdings, Inc.(a)	21,600	254,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Doutor Nichires Holdings Co., Ltd.	9,200	$227,285
Hiday Hidaka Corp.	5,400	165,380
Hiramatsu, Inc.(a)	32,100	162,423
HIS Co., Ltd.	4,700	170,435
Ichibanya Co., Ltd.	4,800	193,449
KFC Holdings Japan Ltd.	14,900	265,462
KOMEDA Holdings Co., Ltd.	16,200	298,258
Kyoritsu Maintenance Co., Ltd.(a)	5,700	230,479
MOS Food Services, Inc.	4,600	140,470
Ohsho Food Service Corp.	7,500	358,855
Plenus Co., Ltd.	15,000	327,297
Resorttrust, Inc.(a)	24,400	554,713
Round One Corp.	25,700	432,554
Saizeriya Co., Ltd.	5,000	167,332
SFP Holdings Co., Ltd.	4,400	87,844
Skylark Co., Ltd.(a)	54,600	776,953
St. Marc Holdings Co., Ltd.	6,600	182,210
Tokyo Dome Corp.	24,500	247,936
Tokyotokeiba Co., Ltd.	8,900	336,960
Toridoll Holdings Corp.	4,500	167,776
Yoshinoya Holdings Co., Ltd.	10,900	185,102
Zensho Holdings Co., Ltd.	19,300	331,861

Total Hotels, Restaurants & Leisure		6,265,862

Household Durables - 2.4%
Alpine Electronics, Inc.	19,400	401,777
Clarion Co., Ltd.	36,000	133,901
Cleanup Corp.	25,400	200,449
ES-Con Japan Ltd.(a)	29,900	173,853
Foster Electric Co., Ltd.	7,506	186,434
France Bed Holdings Co., Ltd.	15,700	148,289
Fuji Corp., Ltd.	31,300	243,398
Fujitsu General Ltd.	14,400	316,250
JVC Kenwood Corp.	35,400	121,614
Ki-Star Real Estate Co., Ltd.	4,800	131,877
Meiwa Estate Co., Ltd.	15,100	115,680
Misawa Homes Co., Ltd.	11,700	103,031
Mitsui Home Co., Ltd.	20,000	138,482
Nihon House Holdings Co., Ltd.	36,000	234,248
Nissei Build Kogyo Co., Ltd.	16,600	217,502
Pressance Corp.	10,000	133,600
Sanei Architecture Planning Co., Ltd.	6,000	134,434
Sangetsu Corp.	28,900	532,848
Starts Corp., Inc.	13,500	353,529
Sumitomo Forestry Co., Ltd.	43,400	776,692
Tamron Co., Ltd.	10,000	215,002
TOA Corp.	5,900	74,267
Token Corp.	2,200	260,133
Zojirushi Corp.(a)	18,200	185,474

Total Household Durables		5,532,764

Household Products - 0.1%
Earth Chemical Co., Ltd.	5,000	252,108

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.(a)	14,400	96,511

Industrial Conglomerates - 0.5%
Nisshinbo Holdings, Inc.	60,700	822,804
TOKAI Holdings Corp.	50,300	427,762

Total Industrial Conglomerates		1,250,566

Internet & Catalog Retail - 0.2%
ASKUL Corp.(a)	8,500	241,079
Belluna Co., Ltd.	21,500	264,909

Total Internet & Catalog Retail		505,988

Internet Software & Services - 0.9%
COOKPAD, Inc.(a)	800	4,311
Dip Corp.	11,100	286,935
F@N Communications, Inc.	16,500	131,531
GMO Internet, Inc.(a)	28,400	483,292
Gurunavi, Inc.	2,300	27,318
Infomart Corp.(a)	11,300	67,509
Internet Initiative Japan, Inc.	8,200	149,878
Kakaku.com, Inc.	49,900	843,848

Total Internet Software & Services		1,994,622

IT Services - 2.1%
Digital Garage, Inc.	4,200	111,031
DTS Corp.	8,500	276,920
Future Corp.	18,500	200,191
GMO Payment Gateway, Inc.(a)	1,800	148,921
Information Services International-Dentsu Ltd.	8,600	194,979
Kanematsu Electronics Ltd.	9,000	270,040
Mitsubishi Research Institute, Inc.	9,100	319,086
NEC Networks & System Integration Corp.	19,800	521,145
NET One Systems Co., Ltd.	38,500	591,940
Nihon Unisys Ltd.	26,400	549,795
NS Solutions Corp.	26,200	717,505
TIS, Inc.	13,100	457,599
Transcosmos, Inc.	18,700	478,248

Total IT Services		4,837,400

Leisure Products - 1.5%
Daikoku Denki Co., Ltd.(a)	5,600	87,542
Dunlop Sports Co., Ltd.(a)	7,331	106,940
Fields Corp.	21,400	229,482
Furyu Corp.	8,500	82,020
Heiwa Corp.	35,000	657,434
Mizuno Corp.	5,900	173,622
Sankyo Co., Ltd.	49,900	1,570,311
Tomy Co., Ltd.	10,900	148,236
Universal Entertainment Corp.(a)	14,200	523,125

Total Leisure Products		3,578,712

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	9,600	216,969

Machinery - 6.7%
Aichi Corp.	15,700	116,234
Aida Engineering Ltd.	23,200	284,208
Alinco, Inc.	18,300	203,063
Anest Iwata Corp.	4,400	49,293
Asahi Diamond Industrial Co., Ltd.	9,400	107,393
Bando Chemical Industries Ltd.	23,400	274,610
CKD Corp.	19,400	437,081
DMG Mori Co., Ltd.	19,700	407,640
Ebara Corp.	19,300	735,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Fujitec Co., Ltd.	28,500	$411,625
Furukawa Co., Ltd.	8,900	182,661
Giken Ltd.(a)	4,100	107,404
Glory Ltd.	11,700	441,931
Harmonic Drive Systems, Inc.(a)	5,600	327,599
Hirata Corp.(a)	700	72,392
Hitachi Zosen Corp.	30,135	158,633
Japan Steel Works Ltd. (The)	11,603	373,377
Juki Corp.	10,600	175,208
Kato Works Co., Ltd.	6,600	200,666
Kitagawa Iron Works Co., Ltd.	5,800	158,580
Kito Corp.	13,300	209,447
Kitz Corp.	29,100	225,515
Kurita Water Industries Ltd.	18,700	607,563
Kyokuto Kaihatsu Kogyo Co., Ltd.	14,100	248,581
Makino Milling Machine Co., Ltd.	16,000	162,059
Max Co., Ltd.	14,100	202,019
Meidensha Corp.	39,000	161,332
METAWATER Co., Ltd.	6,000	155,526
Mitsubishi Logisnext Co., Ltd.	13,300	117,829
Mitsuboshi Belting Ltd.	10,000	137,417
Mitsui Engineering & Shipbuilding Co., Ltd.	10,600	158,835
Miura Co., Ltd.	10,900	293,182
Morita Holdings Corp.	6,500	122,384
Nachi-Fujikoshi Corp.	60,000	402,663
Nippon Thompson Co., Ltd.	24,700	197,556
Nissei ASB Machine Co., Ltd.	4,500	275,233
Nitta Corp.	5,800	223,453
Noritake Co., Ltd.	4,200	212,889
NTN Corp.	133,700	663,456
Obara Group, Inc.	4,100	281,340
Oiles Corp.	4,600	92,082
OKUMA Corp.	5,500	365,690
OSG Corp.	20,100	435,366
Ryobi Ltd.	9,800	278,384
Shibuya Corp.	4,400	182,406
Shima Seiki Manufacturing Ltd.	5,300	334,984
Shinmaywa Industries Ltd.	14,400	137,289
Sodick Co., Ltd.(a)	14,000	182,193
Star Micronics Co., Ltd.	16,600	286,761
Tadano Ltd.	26,300	436,816
Takeuchi Manufacturing Co., Ltd.	5,200	123,572
Takuma Co., Ltd.	14,800	207,318
Tocalo Co., Ltd.	6,300	281,305
Toshiba Machine Co., Ltd.	58,000	433,005
Tsubaki Nakashima Co., Ltd.	18,700	445,712
Tsubakimoto Chain Co.	53,000	428,140
Tsugami Corp.	10,000	128,717
Union Tool Co.	4,800	176,405
YAMABIKO Corp.	11,100	176,083
Yushin Precision Equipment Co., Ltd.(a)	4,800	136,991

Total Machinery		15,552,946

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	34,400	193,910

Media - 1.4%
Asahi Broadcasting Corp.	15,600	125,742
Avex, Inc.	26,000	370,439
D.A. Consortium Holdings, Inc.	8,300	164,158
Daiichikosho Co., Ltd.	14,600	728,380
Kadokawa Dwango*	15,200	187,689
LIFULL Co., Ltd.	15,100	135,116
SKY Perfect JSAT Holdings, Inc.	163,200	747,547
Toei Co., Ltd.	1,000	101,110
Tri-Stage, Inc.(a)	16,700	73,679
Tv Tokyo Holdings Corp.	5,700	123,462
Wowow, Inc.	8,000	235,774
Zenrin Co., Ltd.	6,300	212,237

Total Media		3,205,333

Metals & Mining - 2.8%
Aichi Steel Corp.	3,700	148,460
Asahi Holdings, Inc.	14,300	268,736
Daido Steel Co., Ltd.	10,100	622,228
Dowa Holdings Co., Ltd.	15,400	628,850
Godo Steel Ltd.	6,100	128,119
Kyoei Steel Ltd.(a)	14,100	269,233
Maruichi Steel Tube Ltd.	31,500	922,770
Mitsubishi Steel Manufacturing Co., Ltd.	4,300	106,880
Mitsui Mining & Smelting Co., Ltd.	13,800	807,297
Nippon Denko Co., Ltd.(a)	50,600	211,563
Nippon Light Metal Holdings Co., Ltd.	241,000	686,738
Nittetsu Mining Co., Ltd.	3,000	219,707
Sanyo Special Steel Co., Ltd.	10,400	266,532
Toho Zinc Co., Ltd.	3,700	201,012
Tokyo Rope Manufacturing Co., Ltd.	5,100	84,298
Tokyo Steel Manufacturing Co., Ltd.	21,200	190,452
Topy Industries Ltd.	6,500	200,510
Toyo Kohan Co., Ltd.	35,300	152,920
UACJ Corp.(a)	9,453	247,129

Total Metals & Mining		6,363,434

Multiline Retail - 0.7%
H2O Retailing Corp.	29,200	611,476
Parco Co., Ltd.	25,100	346,253
Takashimaya Co., Ltd.	55,000	579,050

Total Multiline Retail		1,536,779

Oil, Gas & Consumable Fuels - 1.1%
BP Castrol K.K.(a)	11,400	209,177
Cosmo Energy Holdings Co., Ltd.	31,600	1,193,591
Fuji Oil Co., Ltd.	48,300	267,976
Itochu Enex Co., Ltd.	61,200	589,997
San-Ai Oil Co., Ltd.	24,300	353,984

Total Oil, Gas & Consumable Fuels		2,614,725

Paper & Forest Products - 0.7%
Chuetsu Pulp & Paper Co., Ltd.	5,899	106,669
Daiken Corp.	9,600	250,546
Daio Paper Corp.(a)	15,300	202,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Hokuetsu Kishu Paper Co., Ltd.	33,600	$200,735
Nippon Paper Industries Co., Ltd.	40,700	773,896

Total Paper & Forest Products		1,534,216

Personal Products - 1.2%
Artnature, Inc.	31,600	219,643
Ci:z Holdings Co., Ltd.	9,600	490,013
Fancl Corp.	22,100	653,289
Mandom Corp.	9,200	301,767
Milbon Co., Ltd.	7,600	255,695
Noevir Holdings Co., Ltd.	10,300	764,385

Total Personal Products		2,684,792

Pharmaceuticals - 1.9%
Fuji Pharma Co., Ltd.	4,900	188,997
JCR Pharmaceuticals Co., Ltd.	4,500	212,117
Kaken Pharmaceutical Co., Ltd.	15,800	816,298
KYORIN Holdings, Inc.	23,100	433,087
Mochida Pharmaceutical Co., Ltd.	4,900	375,384
Nichi-iko Pharmaceutical Co., Ltd.	14,900	230,014
Rohto Pharmaceutical Co., Ltd.	15,100	403,471
Sawai Pharmaceutical Co., Ltd.	10,100	451,877
Seikagaku Corp.	10,600	158,083
Torii Pharmaceutical Co., Ltd.	6,200	166,489
Towa Pharmaceutical Co., Ltd.	4,000	218,375
Tsumura & Co.	16,000	531,913
ZERIA Pharmaceutical Co., Ltd.	10,400	199,045

Total Pharmaceuticals		4,385,150

Professional Services - 1.7%
Altech Corp.	7,800	153,784
Benefit One, Inc.	10,000	209,410
en-japan, Inc.	5,100	240,399
FULLCAST Holdings Co., Ltd.	6,500	133,347
Funai Soken Holdings, Inc.	10,740	240,637
JAC Recruitment Co., Ltd.(a)	6,500	126,076
Japan Asia Group Ltd.	10,400	50,130
Meitec Corp.	11,600	609,605
Nihon M&A Center, Inc.	5,600	266,951
Nomura Co., Ltd.	9,600	219,356
Pasco Corp.	24,000	71,372
Space Co., Ltd.	15,290	220,154
Tanseisha Co., Ltd.	9,000	101,545
TechnoPro Holdings, Inc.	11,000	597,603
Weathernews, Inc.	4,400	129,871
World Holdings Co., Ltd.(a)	4,800	152,756
Yumeshin Holdings Co., Ltd.(a)	36,600	351,867

Total Professional Services		3,874,863

Real Estate Management & Development - 3.1%
Airport Facilities Co., Ltd.	10,200	59,760
Daibiru Corp.	21,300	268,495
Daikyo, Inc.	31,600	612,644
Goldcrest Co., Ltd.	10,100	204,062
Heiwa Real Estate Co., Ltd.	4,100	73,956
Investors Cloud Co., Ltd.(a)	5,500	81,731
Keihanshin Building Co., Ltd.	33,600	264,565
Kenedix, Inc.	31,300	191,718
Leopalace21 Corp.	126,400	982,924
Nippon Commercial Development Co., Ltd.(a)	8,500	129,933
NTT Urban Development Corp.	71,100	823,031
Open House Co., Ltd.	18,000	968,309
Raysum Co., Ltd.	15,800	204,916
Relo Group, Inc.	15,580	424,595
SAMTY Co., Ltd.(a)	10,600	158,083
Sun Frontier Fudousan Co., Ltd.	13,800	156,927
Takara Leben Co., Ltd.	46,700	206,450
TOC Co., Ltd.	15,700	134,213
Tokyo Tatemono Co., Ltd.	44,700	603,936
Tosei Corp.	31,200	304,107
Unizo Holdings Co., Ltd.	8,500	230,892

Total Real Estate Management & Development		7,085,247

Road & Rail - 2.2%
Fukuyama Transporting Co., Ltd.	9,800	370,599
Hitachi Transport System Ltd.	19,000	495,366
Ichinen Holdings Co., Ltd.	16,000	229,525
Maruzen Showa Unyu Co., Ltd.	49,000	220,098
Nankai Electric Railway Co., Ltd.	13,900	344,508
Nikkon Holdings Co., Ltd.	21,000	591,878
Nishi-Nippon Railroad Co., Ltd.	8,800	237,479
Sakai Moving Service Co., Ltd.	2,700	133,023
Sankyu, Inc.	11,200	483,693
Seino Holdings Co., Ltd.	49,300	783,373
Senko Group Holdings Co., Ltd.	48,300	349,012
Sotetsu Holdings, Inc.	25,100	659,752
Tonami Holdings Co., Ltd.	2,400	121,651

Total Road & Rail		5,019,957

Semiconductors & Semiconductor Equipment - 0.9%
Japan Material Co., Ltd.	3,800	137,967
Lasertec Corp.	14,700	371,382
MegaChips Corp.(a)	5,392	161,784
Mimasu Semiconductor Industry Co., Ltd.	10,300	197,497
NuFlare Technology, Inc.	3,500	210,031
Shindengen Electric Manufacturing Co., Ltd.	2,400	189,827
Shinko Electric Industries Co., Ltd.	51,300	416,229
Tokyo Seimitsu Co., Ltd.	10,000	395,916
Ulvac, Inc.	1,500	94,541

Total Semiconductors & Semiconductor Equipment		2,175,174

Software - 1.6%
Broadleaf Co., Ltd.(a)	16,100	149,781
Capcom Co., Ltd.	15,600	495,073
COLOPL, Inc.(a)	25,300	274,897
Fuji Soft, Inc.	4,300	138,180
GungHo Online Entertainment, Inc.*(a)	144,200	396,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

Koei Tecmo Holdings Co., Ltd.	32,100	$648,839
Marvelous, Inc.(a)	19,500	180,027
Miroku Jyoho Service Co., Ltd.	4,500	121,438
MTI Ltd.	25,100	143,492
NSD Co., Ltd.	10,900	232,611
OBIC Business Consultants Co., Ltd.	6,100	355,766
SRA Holdings	4,600	164,971
Systena Corp.	9,000	287,617

Total Software		3,589,514

Specialty Retail - 5.0%
Adastria Co., Ltd.	15,522	314,023
Alpen Co., Ltd.(a)	15,300	329,904
AOKI Holdings, Inc.	28,700	421,901
Aoyama Trading Co., Ltd.	33,600	1,255,712
Arcland Sakamoto Co., Ltd.	10,500	170,200
Autobacs Seven Co., Ltd.	36,100	692,838
Bic Camera, Inc.	20,300	292,832
Chiyoda Co., Ltd.	11,700	314,700
DCM Holdings Co., Ltd.	44,600	415,712
EDION Corp.(a)	40,900	476,350
Geo Holdings Corp.	30,400	589,649
Gfoot Co., Ltd.	18,900	132,208
Hard Off Corp. Co., Ltd.(a)	15,700	172,540
IDOM, Inc.	26,000	184,643
Joshin Denki Co., Ltd.	5,200	185,104
K’s Holdings Corp.(a)	38,734	993,365
Keiyo Co., Ltd.(a)	24,200	146,725
Kohnan Shoji Co., Ltd.	8,800	189,983
Komeri Co., Ltd.	9,800	283,604
Konaka Co., Ltd.	25,400	143,403
Nishimatsuya Chain Co., Ltd.	24,700	274,737
Nojima Corp.	9,000	215,233
PAL GROUP Holdings Co., Ltd.	7,200	226,258
PC Depot Corp.	18,800	144,025
Right On Co., Ltd.(a)	9,400	78,855
Sanrio Co., Ltd.(a)	43,157	722,540
Shimachu Co., Ltd.	20,300	584,763
T-Gaia Corp.	25,000	581,003
United Arrows Ltd.	8,600	349,268
VT Holdings Co., Ltd.	48,354	240,804
Xebio Holdings Co., Ltd.	9,300	177,084
Yellow Hat Ltd.	5,100	154,154

Total Specialty Retail		11,454,120

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co., Ltd.	9,500	219,347
Maxell Holdings Ltd.	14,400	307,686
MCJ Co., Ltd.	14,700	153,981
Riso Kagaku Corp.	18,400	350,033
Roland DG Corp.	3,900	104,900
Wacom Co., Ltd.	34,700	187,901

Total Technology Hardware, Storage & Peripherals		1,323,848

Textiles, Apparel & Luxury Goods - 1.6%
Descente Ltd.	13,600	235,057
Fujibo Holdings, Inc.	3,700	122,348
Goldwin, Inc.(a)	800	63,418
Gunze Ltd.	6,000	343,542
Japan Wool Textile Co., Ltd. (The)	39,000	376,325
Kurabo Industries Ltd.	89,000	289,161
Onward Holdings Co., Ltd.	66,639	577,360
Seiko Holdings Corp.	15,400	448,398
Seiren Co., Ltd.	15,200	297,793
Wacoal Holdings Corp.	20,300	641,527
Yondoshi Holdings, Inc.	8,800	233,339

Total Textiles, Apparel & Luxury Goods		3,628,268

Trading Companies & Distributors - 3.4%
Advan Co., Ltd.	10,900	105,468
Alconix Corp.	12,200	256,779
Daiichi Jitsugyo Co., Ltd.	1,400	42,317
Gecoss Corp.	15,800	195,659
Hanwa Co., Ltd.	11,400	527,244
Inaba Denki Sangyo Co., Ltd.	10,900	508,957
Inabata & Co., Ltd.	26,100	395,960
Iwatani Corp.	6,300	203,009
Japan Pulp & Paper Co., Ltd.	4,500	172,770
Kamei Corp.	13,600	235,540
Kanamoto Co., Ltd.	4,900	152,024
Kanematsu Corp.	19,200	265,545
Mitsui Matsushima Co., Ltd.	10,000	144,873
Nagase & Co., Ltd.	34,700	625,925
Nippon Steel & Sumikin Bussan Corp.	13,696	831,608
Nishio Rent All Co., Ltd.	4,800	155,952
Onoken Co., Ltd.(a)	10,000	180,559
Sanyo Trading Co., Ltd.	5,100	124,138
Seika Corp.	5,900	159,219
Sojitz Corp.	469,500	1,442,051
Trusco Nakayama Corp.	10,100	294,527
Wakita & Co., Ltd.	13,600	166,967
Yamazen Corp.	31,000	365,726
Yuasa Trading Co., Ltd.	10,000	363,515

Total Trading Companies & Distributors		7,916,332

Transportation Infrastructure - 0.4%
Japan Airport Terminal Co., Ltd.	6,100	226,347
Kamigumi Co., Ltd.	18,800	416,053
Mitsubishi Logistics Corp.	7,900	205,126
Nissin Corp.	6,300	177,284

Total Transportation Infrastructure		1,024,810

TOTAL COMMON STOCKS (Cost: $190,281,566)		230,432,736

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%

United States - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $10,636,205)(c)	10,636,205	10,636,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2017

Investments	Shares	Value

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $200,917,771)		241,068,941
Other Assets less Liabilities - (4.4)%		(10,231,254)

NET ASSETS - 100.0%		$230,837,687

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $14,098,282 and the total market value of the collateral held by the Fund was $14,936,546. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,300,341.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America N.A.	1/4/2018	28,841	USD	3,255,000	JPY	$—	$(53)
Bank of America N.A.	1/9/2018	5,262,871,522	JPY	46,726,960	USD	1,571	—
Bank of America N.A.	1/9/2018	46,890,031	USD	5,235,942,488	JPY	400,601	—
Bank of America N.A.	2/5/2018	48,375,854	USD	5,441,959,456	JPY	—	(5,720)
Bank of Montreal	1/4/2018	22,013	USD	2,480,000	JPY	—	(2)
Bank of Montreal	1/9/2018	4,009,771,460	JPY	35,601,495	USD	880	—
Bank of Montreal	1/9/2018	35,725,741	USD	3,989,214,836	JPY	305,886	—
Bank of Montreal	2/5/2018	36,857,794	USD	4,146,015,302	JPY	—	(2,228)
Barclays Bank PLC	1/4/2018	28,893	USD	3,255,000	JPY	—	(2)
Barclays Bank PLC	1/9/2018	5,262,764,050	JPY	46,726,960	USD	616	—
Barclays Bank PLC	1/9/2018	46,890,031	USD	5,235,750,239	JPY	402,308	—
Barclays Bank PLC	2/5/2018	48,375,854	USD	5,441,794,978	JPY	—	(4,258)
Citibank N.A.	1/4/2018	28,892	USD	3,255,000	JPY	—	(2)
Citibank N.A.	1/9/2018	5,262,549,106	JPY	46,726,960	USD	—	(1,292)
Citibank N.A.	1/9/2018	46,890,031	USD	5,235,989,378	JPY	400,184	—
Citibank N.A.	2/5/2018	48,375,854	USD	5,441,819,166	JPY	—	(4,473)
Credit Suisse International	1/4/2018	28,893	USD	3,255,000	JPY	—	(2)
Credit Suisse International	1/9/2018	5,262,707,978	JPY	46,726,960	USD	118	—
Credit Suisse International	2/5/2018	48,375,854	USD	5,441,862,705	JPY	—	(4,860)
Goldman Sachs	1/9/2018	46,890,031	USD	5,235,604,880	JPY	403,598	—
Nomura International PLC	1/9/2018	87,701,298	JPY	776,530	USD	2,161	—

						$1,917,923	$(22,892)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

Japan - 99.8%

Air Freight & Logistics - 0.5%
AIT Corp.	39,200	$474,993
Kintetsu World Express, Inc.	36,800	763,114
Konoike Transport Co., Ltd.	61,500	1,090,240
Maruwa Unyu Kikan Co., Ltd.(a)	21,900	703,755
SBS Holdings, Inc.(a)	15,500	155,481
Shibusawa Warehouse Co., Ltd. (The)	31,400	564,169

Total Air Freight & Logistics		3,751,752

Auto Components - 5.5%
Aisan Industry Co., Ltd.	54,000	634,194
Daido Metal Co., Ltd.	22,200	219,734
Daikyonishikawa Corp.	39,400	637,955
Eagle Industry Co., Ltd.	55,600	1,040,433
Exedy Corp.	54,225	1,677,533
FCC Co., Ltd.	44,700	1,175,731
G-Tekt Corp.	22,100	454,556
H-One Co., Ltd.	25,300	396,625
Imasen Electric Industrial	40,200	476,405
Kasai Kogyo Co., Ltd.	38,500	635,002
Keihin Corp.	98,321	2,002,205
KYB Corp.	18,240	1,067,036
Mitsuba Corp.	21,800	327,823
Musashi Seimitsu Industry Co., Ltd.	26,000	830,892
NHK Spring Co., Ltd.	216,800	2,386,436
Nifco, Inc.	43,786	2,989,031
Nissin Kogyo Co., Ltd.	53,800	1,066,448
Pacific Industrial Co., Ltd.	45,700	710,348
Piolax, Inc.	14,900	443,098
Press Kogyo Co., Ltd.	115,900	702,705
Sanoh Industrial Co., Ltd.	94,600	759,991
Shoei Co., Ltd.	26,600	1,218,429
Sumitomo Riko Co., Ltd.	61,200	655,190
Tachi-S Co., Ltd.	19,800	362,605
Taiho Kogyo Co., Ltd.	57,500	855,992
Tokai Rika Co., Ltd.	102,758	2,163,710
Topre Corp.	38,900	1,103,289
Toyo Tire & Rubber Co., Ltd.	136,300	2,816,746
Toyoda Gosei Co., Ltd.	123,500	3,143,138
TPR Co., Ltd.	25,700	852,104
TS Tech Co., Ltd.	71,800	2,954,221
Unipres Corp.	34,203	921,492
Yokohama Rubber Co., Ltd. (The)(a)	192,700	4,726,410
Yorozu Corp.	46,400	997,610

Total Auto Components		43,405,117

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	52,200	533,816

Banks - 7.1%
77 Bank Ltd. (The)	44,200	1,116,673
Akita Bank Ltd. (The)	4,200	115,952
Aomori Bank Ltd. (The)	22,562	717,017
Awa Bank Ltd. (The)	176,378	1,125,750
Bank of Iwate Ltd. (The)	15,000	597,869
Bank of Kyoto Ltd. (The)	47,200	2,459,512
Bank of Nagoya Ltd. (The)(a)	16,169	630,828
Bank of Okinawa Ltd. (The)	23,880	973,007
Bank of Saga Ltd. (The)	17,744	405,442
Bank of the Ryukyus Ltd.	42,608	640,349
Chugoku Bank Ltd. (The)	134,700	1,801,979
Daishi Bank Ltd. (The)	37,055	1,687,458
Ehime Bank Ltd. (The)	38,999	466,326
Eighteenth Bank Ltd. (The)	167,046	430,034
FIDEA Holdings Co., Ltd.	453,500	825,277
Fukui Bank Ltd. (The)	15,167	364,331
Gunma Bank Ltd. (The)	471,400	2,853,926
Hachijuni Bank Ltd. (The)	536,500	3,081,363
Hiroshima Bank Ltd. (The)	310,500	2,703,955
Hokkoku Bank Ltd. (The)	32,662	1,300,391
Hokuetsu Bank Ltd. (The)	25,500	588,096
Hokuhoku Financial Group, Inc.	158,100	2,472,900
Hyakugo Bank Ltd. (The)	164,400	783,691
Hyakujushi Bank Ltd. (The)	201,000	667,324
Iyo Bank Ltd. (The)	253,000	2,028,043
Jimoto Holdings, Inc.	386,500	662,179
Juroku Bank Ltd. (The)	22,900	674,905
Kansai Urban Banking Corp.	101,500	1,323,600
Keiyo Bank Ltd. (The)	213,684	978,792
Kiyo Bank Ltd. (The)	78,490	1,306,425
Kyushu Financial Group, Inc.	371,700	2,250,328
Minato Bank Ltd. (The)(a)	22,900	430,557
Miyazaki Bank Ltd. (The)	21,700	740,670
Musashino Bank Ltd. (The)	41,600	1,390,360
Nanto Bank Ltd. (The)	16,300	438,429
Nishi-Nippon Financial Holdings, Inc.	174,400	2,090,013
North Pacific Bank Ltd.	408,415	1,370,447
Ogaki Kyoritsu Bank Ltd. (The)	21,942	554,929
Oita Bank Ltd. (The)	18,800	730,972
San-In Godo Bank Ltd. (The)	78,800	761,069
Senshu Ikeda Holdings, Inc.	333,740	1,232,453
Shiga Bank Ltd. (The)	203,923	1,044,506
Shikoku Bank Ltd. (The)	62,700	884,980
Tochigi Bank Ltd. (The)	63,043	254,075
Toho Bank Ltd. (The)	222,500	782,157
Tokyo TY Financial Group, Inc.	16,200	469,534
TOMONY Holdings, Inc.	96,577	497,245
Towa Bank Ltd. (The)	55,200	748,250
Yamagata Bank Ltd. (The)	35,800	781,784
Yamaguchi Financial Group, Inc.	178,000	2,115,774
Yamanashi Chuo Bank Ltd. (The)	228,000	995,792

Total Banks		56,347,718

Beverages - 0.3%
Sapporo Holdings Ltd.(a)	43,098	1,319,912
Takara Holdings, Inc.	112,511	1,314,376

Total Beverages		2,634,288

Building Products - 1.7%
Aica Kogyo Co., Ltd.	57,315	2,129,279
Bunka Shutter Co., Ltd.	26,600	256,201
Central Glass Co., Ltd.	24,086	512,295
Nichias Corp.	144,827	1,929,741
Nichiha Corp.	23,600	989,880
Nitto Boseki Co., Ltd.	33,699	972,230
Noritz Corp.	33,600	659,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

Okabe Co., Ltd.	23,600	$225,420
Sankyo Tateyama, Inc.	22,000	332,978
Sanwa Holdings Corp.	214,666	2,957,493
Shin Nippon Air Technologies Co., Ltd.	15,600	206,892
Sinko Industries Ltd.	16,500	318,722
Takara Standard Co., Ltd.	37,231	601,513
Takasago Thermal Engineering Co., Ltd.	79,172	1,451,311

Total Building Products		13,543,130

Capital Markets - 3.1%
GCA Corp.	113,200	1,134,512
Ichigo, Inc.	437,000	1,656,449
Ichiyoshi Securities Co., Ltd.	100,188	1,143,735
IwaiCosmo Holdings, Inc.	79,900	1,020,649
kabu.com Securities Co., Ltd.	419,700	1,311,446
Kyokuto Securities Co., Ltd.	75,200	1,108,140
Marusan Securities Co., Ltd.	122,800	1,102,093
Matsui Securities Co., Ltd.	375,400	3,169,156
Monex Group, Inc.	100,494	285,469
Okasan Securities Group, Inc.	391,000	2,422,708
SBI Holdings, Inc.	312,800	6,542,004
Sparx Group Co., Ltd.	171,200	474,163
Tokai Tokyo Financial Holdings, Inc.	550,800	3,554,653

Total Capital Markets		24,925,177

Chemicals - 7.9%
Achilles Corp.	38,700	819,004
ADEKA Corp.	99,125	1,746,677
Arakawa Chemical Industries Ltd.	37,200	765,465
C.I. Takiron Corp.	142,000	1,013,475
Chugoku Marine Paints Ltd.	91,700	767,626
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	15,242	763,115
Denka Co., Ltd.	86,000	3,446,871
DIC Corp.	99,600	3,766,498
Fujimi, Inc.	22,800	480,288
Fujimori Kogyo Co., Ltd.	5,900	209,760
Fuso Chemical Co., Ltd.	24,600	668,229
JCU Corp.	4,500	219,308
JSP Corp.	24,823	850,571
Kaneka Corp.	348,000	3,178,802
KH Neochem Co., Ltd.	42,900	1,098,682
Konishi Co., Ltd.	26,100	489,332
Kumiai Chemical Industry Co., Ltd.	15,624	105,270
Kureha Corp.	18,264	1,326,227
Lintec Corp.	77,165	2,154,318
Nihon Nohyaku Co., Ltd.	94,400	558,942
Nihon Parkerizing Co., Ltd.	93,500	1,577,838
Nippon Kayaku Co., Ltd.	179,500	2,664,217
Nippon Shokubai Co., Ltd.	35,500	2,398,180
Nippon Soda Co., Ltd.	133,091	888,455
Nippon Valqua Industries Ltd.	25,837	707,564
NOF Corp.	80,000	2,148,247
Okamoto Industries, Inc.	36,436	370,020
Osaka Soda Co., Ltd.(a)	27,100	693,558
Riken Technos Corp.	78,400	433,584
Sakata INX Corp.	60,700	970,446
Sanyo Chemical Industries Ltd.	19,635	1,028,375
Sekisui Plastics Co., Ltd.	94,000	1,239,148
Shikoku Chemicals Corp.	56,500	916,338
Showa Denko K.K.	99,200	4,240,106
Sumitomo Bakelite Co., Ltd.	192,092	1,616,540
Sumitomo Seika Chemicals Co., Ltd.	17,200	955,810
T Hasegawa Co., Ltd.	22,300	465,202
Taiyo Holdings Co., Ltd.	34,591	1,541,472
Toagosei Co., Ltd.	142,000	1,808,877
Tokai Carbon Co., Ltd.	158,100	1,957,829
Tokyo Ohka Kogyo Co., Ltd.	35,800	1,546,090
Toyo Ink SC Holdings Co., Ltd.	365,512	2,164,194
Toyobo Co., Ltd.	60,553	1,100,328
Ube Industries Ltd.	92,793	2,730,659
Zeon Corp.	156,000	2,258,642

Total Chemicals		62,850,179

Commercial Services & Supplies - 1.3%
Aeon Delight Co., Ltd.	39,800	1,490,954
Bell System24 Holdings, Inc.	98,000	1,232,721
Daiseki Co., Ltd.	19,507	542,871
Itoki Corp.(a)	63,200	468,460
Kokuyo Co., Ltd.	64,503	1,198,445
Kyodo Printing Co., Ltd.	17,804	572,921
Mitsubishi Pencil Co., Ltd.	3,300	72,298
Nippon Air Conditioning Services Co., Ltd.	58,200	405,566
Nippon Parking Development Co., Ltd.	390,600	665,736
Okamura Corp.	98,376	1,438,307
Pilot Corp.	300	14,487
Relia, Inc.(a)	62,100	726,016
Sato Holdings Corp.	35,638	1,083,534
Toppan Forms Co., Ltd.	61,200	693,220

Total Commercial Services & Supplies		10,605,536

Construction & Engineering - 5.7%
Asunaro Aoki Construction Co., Ltd.	92,100	828,205
COMSYS Holdings Corp.	104,300	3,022,987
Dai-Dan Co., Ltd.	3,000	80,426
Fudo Tetra Corp.	63,000	102,344
Hazama Ando Corp.	197,000	1,542,423
Hibiya Engineering Ltd.	34,500	736,245
Kandenko Co., Ltd.	153,138	1,612,265
Kitano Construction Corp.	179,651	647,477
Kumagai Gumi Co., Ltd.	32,600	911,585
Kyowa Exeo Corp.	117,466	3,041,707
Kyudenko Corp.	44,790	2,166,937
Maeda Corp.	74,087	1,022,026
Maeda Road Construction Co., Ltd.	129,694	2,976,112
Matsui Construction Co., Ltd.	61,600	534,796
Meisei Industrial Co., Ltd.	75,800	557,818
Mirait Holdings Corp.	62,400	928,937
Nichireki Co., Ltd.	52,300	675,048
Nippo Corp.	55,358	1,295,864
Nippon Densetsu Kogyo Co., Ltd.	33,000	715,659
Nippon Koei Co., Ltd.	18,200	565,468
Nippon Road Co., Ltd. (The)	13,500	789,747
Nishimatsu Construction Co., Ltd.	72,807	2,042,345
Okumura Corp.	72,170	2,972,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

OSJB Holdings Corp.	116,000	$345,992
Penta-Ocean Construction Co., Ltd.	203,693	1,518,883
Raito Kogyo Co., Ltd.	52,000	595,473
Sanki Engineering Co., Ltd.	57,100	694,932
Shinnihon Corp.	42,000	368,362
SHO-BOND Holdings Co., Ltd.	18,400	1,311,602
Sumitomo Densetsu Co., Ltd.	35,900	764,847
Sumitomo Mitsui Construction Co., Ltd.	124,360	694,385
Taihei Dengyo Kaisha Ltd.	21,500	555,584
Taikisha Ltd.	42,165	1,426,087
Toda Corp.	250,549	2,010,620
Toenec Corp.	5,800	176,085
Tokyu Construction Co., Ltd.	77,900	759,292
Toshiba Plant Systems & Services Corp.	64,500	1,203,542
Totetsu Kogyo Co., Ltd.	19,479	646,706
Toyo Construction Co., Ltd.	70,200	410,668
Yahagi Construction Co., Ltd.(a)	62,200	542,214
Yokogawa Bridge Holdings Corp.	17,300	404,818
Yurtec Corp.	118,000	1,008,735

Total Construction & Engineering		45,207,896

Construction Materials - 0.4%
Krosaki Harima Corp.	13,400	563,240
Shinagawa Refractories Co., Ltd.	18,800	564,083
Sumitomo Osaka Cement Co., Ltd.	365,404	1,761,335

Total Construction Materials		2,888,658

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	25,500	166,152

Containers & Packaging - 0.5%
FP Corp.	23,700	1,272,836
Fuji Seal International, Inc.	34,510	1,128,889
Nihon Yamamura Glass Co., Ltd.	61,000	103,427
Rengo Co., Ltd.	204,400	1,493,308

Total Containers & Packaging		3,998,460

Distributors - 1.0%
Arata Corp.	4,500	245,273
Canon Marketing Japan, Inc.	134,300	3,630,213
Doshisha Co., Ltd.	43,200	919,606
Happinet Corp.	34,200	665,481
Paltac Corp.	46,157	2,106,054

Total Distributors		7,566,627

Diversified Consumer Services - 0.2%
Meiko Network Japan Co., Ltd.	35,386	419,669
Riso Kyoiku Co., Ltd.	48,500	401,691
Studio Alice Co., Ltd.	23,160	585,733
Tokyo Individualized Educational Institute, Inc.(a)	64,700	558,838

Total Diversified Consumer Services		1,965,931

Diversified Financial Services - 0.5%
Financial Products Group Co., Ltd.	143,600	1,745,126
Ricoh Leasing Co., Ltd.	22,700	785,885
Zenkoku Hosho Co., Ltd.	39,400	1,694,567

Total Diversified Financial Services		4,225,578

Electric Utilities - 0.7%
Hokkaido Electric Power Co., Inc.	39,700	261,495
Hokuriku Electric Power Co.(a)	280,700	2,260,052
Okinawa Electric Power Co., Inc. (The)	38,380	1,000,299
Shikoku Electric Power Co., Inc.	159,500	1,738,713

Total Electric Utilities		5,260,559

Electrical Equipment - 1.9%
Daihen Corp.	133,000	1,260,932
Denyo Co., Ltd.	34,200	612,048
Fujikura Ltd.	154,215	1,360,761
Furukawa Electric Co., Ltd.	34,100	1,683,054
GS Yuasa Corp.	352,000	1,752,969
Idec Corp.	55,136	1,313,671
Nippon Carbon Co., Ltd.(a)	15,000	675,100
Nissin Electric Co., Ltd.	100,265	1,166,866
Nitto Kogyo Corp.	44,200	709,789
Sanyo Denki Co., Ltd.	14,900	1,068,726
Sinfonia Technology Co., Ltd.	167,000	646,356
Takaoka Toko Co., Ltd.	41,800	682,752
Tatsuta Electric Wire and Cable Co., Ltd.	122,600	976,229
Ushio, Inc.	91,900	1,314,256

Total Electrical Equipment		15,223,509

Electronic Equipment, Instruments & Components - 5.1%
Ai Holdings Corp.	26,500	640,564
Amano Corp.	82,135	2,148,707
Anritsu Corp.	123,200	1,393,314
Azbil Corp.	71,754	3,114,754
Canon Electronics, Inc.	64,400	1,408,053
Citizen Watch Co., Ltd.	332,400	2,440,256
CONEXIO Corp.	76,000	1,578,695
Daiwabo Holdings Co., Ltd.	24,639	1,013,775
Dexerials Corp.	144,500	1,871,509
Enplas Corp.	20,100	835,047
ESPEC Corp.	16,100	406,466
FTGroup Co., Ltd.(a)	54,300	467,563
Hakuto Co., Ltd.	37,334	642,615
Horiba Ltd.	24,900	1,500,852
Ibiden Co., Ltd.	131,500	1,969,290
Iriso Electronics Co., Ltd.	7,600	454,044
Japan Aviation Electronics Industry Ltd.	56,000	947,998
Kaga Electronics Co., Ltd.	44,900	1,225,632
Koa Corp.	42,147	871,001
Kyosan Electric Manufacturing Co., Ltd.	40,000	259,565
Macnica Fuji Electronics Holdings, Inc.	80,400	1,753,598
Marubun Corp.	63,700	654,812
Nippon Signal Co., Ltd.	39,900	425,033
Nissha Co., Ltd.	19,400	564,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

Nohmi Bosai Ltd.	41,691	$760,542
Oki Electric Industry Co., Ltd.	95,800	1,344,517
Optex Group Co., Ltd.	3,200	169,019
Osaki Electric Co., Ltd.	58,500	423,236
Ryoden Corp.	31,361	508,068
Ryosan Co., Ltd.	56,400	2,167,883
Sanshin Electronics Co., Ltd.	43,600	744,277
Satori Electric Co., Ltd.	43,700	477,926
Siix Corp.(a)	16,000	686,729
Sumida Corp.(a)	35,000	600,266
Taiyo Yuden Co., Ltd.	65,000	1,013,227
Tamura Corp.	58,500	440,892
Topcon Corp.	58,700	1,269,879
UKC Holdings Corp.	19,200	423,542
Vitec Holdings Co., Ltd.	25,200	400,202

Total Electronic Equipment, Instruments & Components		40,018,213

Energy Equipment & Services - 0.3%
Modec, Inc.	22,504	581,329
Shinko Plantech Co., Ltd.	141,800	1,505,484

Total Energy Equipment & Services		2,086,813

Food & Staples Retailing - 2.3%
Ain Holdings, Inc.	6,600	394,301
Arcs Co., Ltd.	34,094	795,375
Axial Retailing, Inc.	6,800	255,943
Belc Co., Ltd.	6,700	403,844
Cawachi Ltd.	32,500	802,619
Cocokara fine, Inc.	14,900	962,912
Create SD Holdings Co., Ltd.	35,500	953,285
Heiwado Co., Ltd.	40,963	851,987
Kato Sangyo Co., Ltd.	38,016	1,393,751
Kobe Bussan Co., Ltd.	22,700	870,519
Life Corp.	26,600	717,834
Matsumotokiyoshi Holdings Co., Ltd.	72,000	2,965,646
Ministop Co., Ltd.	33,500	724,123
Mitsubishi Shokuhin Co., Ltd.	25,500	748,136
Okuwa Co., Ltd.	52,000	537,772
Qol Co., Ltd.	35,600	668,705
San-A Co., Ltd.	13,400	648,291
Sogo Medical Co., Ltd.	5,000	263,648
United Super Markets Holdings, Inc.	84,500	858,127
Valor Holdings Co., Ltd.	21,691	507,182
Yaoko Co., Ltd.	22,200	1,083,888
Yokohama Reito Co., Ltd.(a)	78,700	815,993

Total Food & Staples Retailing		18,223,881

Food Products - 3.0%
Ariake Japan Co., Ltd.	15,728	1,343,128
Feed One Co., Ltd.	320,900	754,891
Fuji Oil Holdings, Inc.	59,400	1,737,443
Fujicco Co., Ltd.	26,600	593,394
Hokuto Corp.	23,791	433,159
House Foods Group, Inc.	52,200	1,733,049
Itoham Yonekyu Holdings, Inc.	240,300	2,199,284
Kagome Co., Ltd.(a)	22,600	839,601
Kameda Seika Co., Ltd.	12,800	587,448
Kenko Mayonnaise Co., Ltd.(a)	15,200	549,845
Marudai Food Co., Ltd.	167,000	750,129
Maruha Nichiro Corp.	22,432	677,042
Megmilk Snow Brand Co., Ltd.	43,100	1,275,974
Mitsui Sugar Co., Ltd.	40,698	1,719,685
Morinaga & Co., Ltd.	20,287	1,028,307
Morinaga Milk Industry Co., Ltd.	21,782	986,136
Nippon Flour Mills Co., Ltd.	75,683	1,160,943
Nippon Suisan Kaisha Ltd.	140,300	733,570
Nisshin Oillio Group Ltd. (The)	33,800	1,024,652
Prima Meat Packers Ltd.	72,000	528,575
S Foods, Inc.	20,600	936,280
Sakata Seed Corp.	16,000	555,348
Showa Sangyo Co., Ltd.	36,400	948,048
Starzen Co., Ltd.	17,100	828,815

Total Food Products		23,924,746

Gas Utilities - 0.3%
Hokkaido Gas Co., Ltd.	233,000	620,506
Nippon Gas Co., Ltd.	22,000	799,734
Saibu Gas Co., Ltd.	41,600	1,040,277
Shizuoka Gas Co., Ltd.	23,892	202,970

Total Gas Utilities		2,663,487

Health Care Equipment & Supplies - 1.5%
Asahi Intecc Co., Ltd.	34,800	1,198,615
Eiken Chemical Co., Ltd.	17,735	850,147
Hogy Medical Co., Ltd.	14,700	1,114,408
Jeol Ltd.	55,000	311,984
Mani, Inc.	22,300	678,997
Nagaileben Co., Ltd.	40,426	1,016,302
Nakanishi, Inc.	18,500	965,646
Nihon Kohden Corp.	60,600	1,406,738
Nikkiso Co., Ltd.	55,200	603,206
Nipro Corp.	174,400	2,588,520
Paramount Bed Holdings Co., Ltd.	25,321	1,254,249

Total Health Care Equipment & Supplies		11,988,812

Health Care Providers & Services - 1.4%
As One Corp.	18,200	1,140,630
BML, Inc.	43,400	1,080,666
Japan Lifeline Co., Ltd.(a)	30,400	635,796
Miraca Holdings, Inc.	54,200	2,321,482
NichiiGakkan Co., Ltd.	102,200	1,305,511
Ship Healthcare Holdings, Inc.	35,707	1,183,894
Solasto Corp.	37,400	847,933
Toho Holdings Co., Ltd.	60,400	1,366,171
Vital KSK Holdings, Inc.	99,100	907,867

Total Health Care Providers & Services		10,789,950

Hotels, Restaurants & Leisure - 2.8%
Create Restaurants Holdings, Inc.(a)	36,600	431,792
Doutor Nichires Holdings Co., Ltd.	40,253	994,444
Fuji Kyuko Co., Ltd.	17,201	495,493
Hiday Hidaka Corp.	20,300	621,704
Hiramatsu, Inc.(a)	105,200	532,304
HIS Co., Ltd.	24,100	873,933
Ichibanya Co., Ltd.	20,336	819,578
KFC Holdings Japan Ltd.	41,200	734,029
KOMEDA Holdings Co., Ltd.	60,900	1,121,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

Kyoritsu Maintenance Co., Ltd.(a)	3,900	$157,696
MOS Food Services, Inc.	16,200	494,700
Ohsho Food Service Corp.	22,400	1,071,780
Plenus Co., Ltd.	42,468	926,643
Resorttrust, Inc.(a)	119,108	2,707,817
Round One Corp.	98,837	1,663,515
Royal Holdings Co., Ltd.(a)	19,500	537,483
Saizeriya Co., Ltd.	22,800	763,036
SFP Holdings Co., Ltd.	2,700	53,904
Skylark Co., Ltd.(a)	219,400	3,122,044
St. Marc Holdings Co., Ltd.	21,500	593,564
Tokyo Dome Corp.	95,500	966,445
Tokyotokeiba Co., Ltd.	14,342	542,997
Toridoll Holdings Corp.	15,800	589,081
Yoshinoya Holdings Co., Ltd.	37,100	630,025
Zensho Holdings Co., Ltd.	46,100	792,683

Total Hotels, Restaurants & Leisure		22,237,920

Household Durables - 2.3%
Alpine Electronics, Inc.	42,000	869,827
Clarion Co., Ltd.	171,000	636,032
Cleanup Corp.	92,700	731,561
ES-Con Japan Ltd.(a)	101,000	587,261
Foster Electric Co., Ltd.	53,100	1,318,897
France Bed Holdings Co., Ltd.	81,100	766,004
Fuji Corp., Ltd.	113,300	881,055
Fujitsu General Ltd.	61,700	1,355,045
JVC Kenwood Corp.	159,700	548,636
Ki-Star Real Estate Co., Ltd.	21,200	582,459
Misawa Homes Co., Ltd.	80,300	707,125
Mitsui Home Co., Ltd.	30,000	207,723
Nihon House Holdings Co., Ltd.	118,400	770,415
Nissei Build Kogyo Co., Ltd.	35,000	458,589
Pressance Corp.	42,000	561,118
Sangetsu Corp.	65,500	1,207,665
Starts Corp., Inc.	45,000	1,178,429
Sumitomo Forestry Co., Ltd.	134,300	2,403,451
Tamron Co., Ltd.	15,666	336,822
TOA Corp.	65,652	826,405
Token Corp.	4,500	532,091
Zojirushi Corp.	45,000	458,589

Total Household Durables		17,925,199

Household Products - 0.1%
Earth Chemical Co., Ltd.	21,400	1,079,024

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.(a)	24,600	164,874

Industrial Conglomerates - 0.5%
Nisshinbo Holdings, Inc.	181,800	2,464,346
TOKAI Holdings Corp.	142,600	1,212,702

Total Industrial Conglomerates		3,677,048

Internet & Catalog Retail - 0.2%
ASKUL Corp.(a)	16,665	472,656
Belluna Co., Ltd.	78,684	969,493

Total Internet & Catalog Retail		1,442,149

Internet Software & Services - 0.9%
COOKPAD, Inc.(a)	13,200	71,127
Dip Corp.	38,300	990,054
F@N Communications, Inc.	53,900	429,669
GMO Internet, Inc.(a)	98,872	1,682,535
Gurunavi, Inc.	43,900	521,422
Infomart Corp.(a)	60,100	359,053
Internet Initiative Japan, Inc.	16,700	305,240
Kakaku.com, Inc.	163,200	2,759,840

Total Internet Software & Services		7,118,940

IT Services - 1.9%
Digital Garage, Inc.	18,200	481,133
DTS Corp.	23,691	771,824
Future Corp.	52,600	569,191
GMO Payment Gateway, Inc.(a)	3,600	297,843
Information Services International-Dentsu Ltd.	25,600	580,403
Kanematsu Electronics Ltd.	21,900	657,097
Mitsubishi Research Institute, Inc.	26,000	911,673
NEC Networks & System Integration Corp.	61,479	1,618,156
NET One Systems Co., Ltd.	135,658	2,085,749
Nihon Unisys Ltd.	85,000	1,770,173
NS Solutions Corp.	94,880	2,598,356
TIS, Inc.	44,700	1,561,425
Transcosmos, Inc.	55,100	1,409,171

Total IT Services		15,312,194

Leisure Products - 1.5%
Daikoku Denki Co., Ltd.(a)	37,700	589,345
Fields Corp.	34,900	374,249
Furyu Corp.	25,000	241,234
Heiwa Corp.	131,800	2,475,711
Mizuno Corp.	25,023	736,363
Sankyo Co., Ltd.	170,400	5,362,343
Tomy Co., Ltd.	54,400	739,821
Universal Entertainment Corp.(a)	42,900	1,580,426

Total Leisure Products		12,099,492

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	24,800	560,504

Machinery - 6.8%
Aichi Corp.	103,100	763,297
Aida Engineering Ltd.	118,200	1,447,989
Alinco, Inc.	61,800	685,752
Anest Iwata Corp.	34,700	388,739
Bando Chemical Industries Ltd.	38,493	451,733
CKD Corp.	58,041	1,307,661
DMG Mori Co., Ltd.	95,700	1,980,264
Ebara Corp.	61,200	2,333,369
Fujitec Co., Ltd.	114,061	1,647,379
Furukawa Co., Ltd.	20,600	422,789
Giken Ltd.(a)	14,900	390,323
Glory Ltd.	38,600	1,457,994
Harmonic Drive Systems, Inc.(a)	19,500	1,140,746
Hirata Corp.(a)	1,800	186,152
Hitachi Zosen Corp.	78,300	412,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

Hokuetsu Industries Co., Ltd.	52,518	$595,810
Japan Steel Works Ltd. (The)	30,804	991,252
Juki Corp.	37,600	621,493
Kato Works Co., Ltd.	24,400	741,855
Kitagawa Iron Works Co., Ltd.	17,700	483,941
Kito Corp.	19,600	308,659
Kitz Corp.	100,689	780,306
Kurita Water Industries Ltd.	62,700	2,037,124
Kyokuto Kaihatsu Kogyo Co., Ltd.	33,780	595,536
Makino Milling Machine Co., Ltd.	62,578	633,835
Max Co., Ltd.	51,500	737,869
Meidensha Corp.	64,000	264,749
METAWATER Co., Ltd.	19,100	495,091
Mitsubishi Logisnext Co., Ltd.(a)	57,200	506,752
Mitsuboshi Belting Ltd.	44,092	605,898
Mitsui Engineering & Shipbuilding Co., Ltd.	31,940	478,604
Miura Co., Ltd.	36,500	981,758
Morita Holdings Corp.	37,005	696,739
Nachi-Fujikoshi Corp.	212,000	1,422,743
Nissei ASB Machine Co., Ltd.	15,600	954,141
Nitta Corp.	20,000	770,528
Noritake Co., Ltd.	19,100	968,140
NTN Corp.	466,000	2,312,419
Obara Group, Inc.	18,879	1,295,470
Oiles Corp.	21,900	438,389
OKUMA Corp.	23,070	1,533,904
OSG Corp.	62,500	1,353,751
Ryobi Ltd.	33,000	937,417
Shibuya Corp.	19,100	791,806
Shima Seiki Manufacturing Ltd.	18,200	1,150,324
Shinmaywa Industries Ltd.	71,685	683,441
Sodick Co., Ltd.(a)	44,300	576,510
Star Micronics Co., Ltd.	72,934	1,259,916
Tadano Ltd.	80,100	1,330,378
Takeuchi Manufacturing Co., Ltd.	22,000	522,805
Takuma Co., Ltd.	37,400	523,899
Tocalo Co., Ltd.	19,300	861,775
Toshiba Machine Co., Ltd.	209,806	1,566,328
Tsubaki Nakashima Co., Ltd.	61,600	1,468,229
Tsubakimoto Chain Co.	161,228	1,302,419
Tsugami Corp.	25,000	321,793
Union Tool Co.	17,900	657,843
YAMABIKO Corp.	56,200	891,517
Yushin Precision Equipment Co., Ltd.(a)	19,100	545,109

Total Machinery		54,014,630

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	143,700	810,027
Japan Transcity Corp.	67,000	289,054

Total Marine		1,099,081

Media - 1.5%
Asahi Broadcasting Corp.	90,200	727,045
Avex, Inc.	42,199	601,237
D.A. Consortium Holdings, Inc.	21,000	415,340
Daiichikosho Co., Ltd.	55,500	2,768,841
Kadokawa Dwango*	28,400	350,683
LIFULL Co., Ltd.	53,300	476,932
Shochiku Co., Ltd.	2,700	460,905
SKY Perfect JSAT Holdings, Inc.	650,800	2,981,028
Toei Co., Ltd.	4,731	478,350
Tri-Stage, Inc.(a)	71,800	316,774
Tv Tokyo Holdings Corp.	33,800	732,108
Wowow, Inc.	22,100	651,327
Zenrin Co., Ltd.	25,487	858,617

Total Media		11,819,187

Metals & Mining - 2.8%
Aichi Steel Corp.	14,100	565,752
Asahi Holdings, Inc.	33,500	629,556
Daido Steel Co., Ltd.	38,100	2,347,217
Dowa Holdings Co., Ltd.	46,800	1,911,052
Godo Steel Ltd.	38,900	817,021
Kurimoto Ltd.	26,500	535,881
Kyoei Steel Ltd.(a)	14,814	282,867
Maruichi Steel Tube Ltd.	101,300	2,967,510
Mitsubishi Steel Manufacturing Co., Ltd.	17,300	430,004
Mitsui Mining & Smelting Co., Ltd.	52,700	3,082,938
Nippon Denko Co., Ltd.(a)	179,241	749,423
Nippon Light Metal Holdings Co., Ltd.	846,200	2,411,276
Nittetsu Mining Co., Ltd.	13,600	996,005
Sanyo Special Steel Co., Ltd.	32,600	835,475
Toho Zinc Co., Ltd.	6,896	374,643
Tokyo Rope Manufacturing Co., Ltd.	18,500	305,788
Tokyo Steel Manufacturing Co., Ltd.	36,400	327,002
Topy Industries Ltd.	37,500	1,156,791
Toyo Kohan Co., Ltd.	137,100	593,918
UACJ Corp.(a)	24,863	649,991

Total Metals & Mining		21,970,110

Multiline Retail - 0.8%
H2O Retailing Corp.	114,700	2,401,929
Parco Co., Ltd.(a)	103,900	1,433,294
Takashimaya Co., Ltd.	203,000	2,137,222

Total Multiline Retail		5,972,445

Oil, Gas & Consumable Fuels - 1.1%
BP Castrol K.K.	42,000	770,652
Cosmo Energy Holdings Co., Ltd.	96,700	3,652,539
Fuji Oil Co., Ltd.	195,100	1,082,446
Itochu Enex Co., Ltd.	201,581	1,943,337
San-Ai Oil Co., Ltd.	79,316	1,155,416

Total Oil, Gas & Consumable Fuels		8,604,390

Paper & Forest Products - 0.7%
Chuetsu Pulp & Paper Co., Ltd.	24,999	452,046
Daiken Corp.	25,400	662,902
Daio Paper Corp.(a)	52,678	696,762
Hokuetsu Kishu Paper Co., Ltd.	154,532	923,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

Nippon Paper Industries Co., Ltd.	142,000	$2,700,080

Total Paper & Forest Products		5,435,004

Personal Products - 1.1%
Artnature, Inc.	13,400	93,140
Ci:z Holdings Co., Ltd.	33,100	1,689,525
Fancl Corp.	73,200	2,163,835
Mandom Corp.	35,506	1,164,622
Milbon Co., Ltd.	28,200	948,762
Noevir Holdings Co., Ltd.	38,600	2,864,589

Total Personal Products		8,924,473

Pharmaceuticals - 1.7%
Fuji Pharma Co., Ltd.	16,400	632,561
Kaken Pharmaceutical Co., Ltd.	53,600	2,769,214
KYORIN Holdings, Inc.	64,885	1,216,486
Mochida Pharmaceutical Co., Ltd.	19,311	1,479,396
Nichi-iko Pharmaceutical Co., Ltd.	64,500	995,699
Rohto Pharmaceutical Co., Ltd.	45,400	1,213,085
Sawai Pharmaceutical Co., Ltd.	36,124	1,616,200
Seikagaku Corp.	34,800	518,988
Torii Pharmaceutical Co., Ltd.	12,600	338,349
Towa Pharmaceutical Co., Ltd.	5,000	272,969
Tsumura & Co.	58,300	1,938,158
ZERIA Pharmaceutical Co., Ltd.	39,200	750,246

Total Pharmaceuticals		13,741,351

Professional Services - 1.9%
Altech Corp.	32,200	634,853
Benefit One, Inc.	32,000	670,111
en-japan, Inc.	15,700	740,053
FULLCAST Holdings Co., Ltd.	37,500	769,308
Funai Soken Holdings, Inc.	47,010	1,053,291
JAC Recruitment Co., Ltd.(a)	25,800	500,426
Japan Asia Group Ltd.	141,000	679,654
Meitec Corp.	42,200	2,217,701
Nihon M&A Center, Inc.	24,232	1,155,134
Nomura Co., Ltd.	40,800	932,261
Pasco Corp.(a)	166,000	493,653
Space Co., Ltd.	36,960	532,171
Tanseisha Co., Ltd.	22,900	258,375
TechnoPro Holdings, Inc.	40,400	2,194,833
Weathernews, Inc.	13,700	404,372
World Holdings Co., Ltd.(a)	17,600	560,106
Yumeshin Holdings Co., Ltd.(a)	110,100	1,058,485

Total Professional Services		14,854,787

Real Estate Management & Development - 3.0%
Airport Facilities Co., Ltd.	65,019	380,937
Daibiru Corp.	44,800	564,723
Daikyo, Inc.	100,300	1,944,565
Goldcrest Co., Ltd.	35,500	717,248
Heiwa Real Estate Co., Ltd.	25,168	453,985
Investors Cloud Co., Ltd.(a)	26,000	386,365
Keihanshin Building Co., Ltd.	117,900	928,338
Kenedix, Inc.	81,600	499,814
Leopalace21 Corp.	430,100	3,344,586
Nippon Commercial Development Co., Ltd.	2,400	36,687
NTT Urban Development Corp.	239,400	2,771,217
Open House Co., Ltd.	59,400	3,195,419
Raysum Co., Ltd.	60,200	780,756
Relo Group, Inc.	58,760	1,601,360
Shinoken Group Co., Ltd.(a)	17,200	378,812
Sun Frontier Fudousan Co., Ltd.	52,700	599,278
Takara Leben Co., Ltd.	195,800	865,587
TOC Co., Ltd.	59,100	505,222
Tokyo Tatemono Co., Ltd.	157,400	2,126,612
Tosei Corp.	94,300	919,142
Unizo Holdings Co., Ltd.	40,100	1,089,268

Total Real Estate Management & Development		24,089,921

Road & Rail - 2.2%
Fukuyama Transporting Co., Ltd.	32,411	1,225,662
Hitachi Transport System Ltd.	61,700	1,608,637
Ichinen Holdings Co., Ltd.	36,300	520,735
Maruzen Showa Unyu Co., Ltd.	170,000	763,604
Nankai Electric Railway Co., Ltd.	35,800	887,293
Nikkon Holdings Co., Ltd.	72,660	2,047,896
Nishi-Nippon Railroad Co., Ltd.	31,800	858,163
Sakai Moving Service Co., Ltd.	6,800	335,020
Sankyu, Inc.	47,306	2,042,998
Seino Holdings Co., Ltd.	174,260	2,768,978
Senko Group Holdings Co., Ltd.	219,056	1,582,881
Sotetsu Holdings, Inc.	75,400	1,981,886
Tonami Holdings Co., Ltd.	14,300	724,838

Total Road & Rail		17,348,591

Semiconductors & Semiconductor Equipment - 0.9%
Lasertec Corp.	52,800	1,333,944
MegaChips Corp.(a)	23,000	690,102
Mimasu Semiconductor Industry Co., Ltd.	25,627	491,383
NuFlare Technology, Inc.	12,700	762,113
Shindengen Electric Manufacturing Co., Ltd.	12,600	996,591
Shinko Electric Industries Co., Ltd.	124,753	1,012,200
Tokyo Seimitsu Co., Ltd.	39,300	1,555,952
Ulvac, Inc.	4,100	258,411

Total Semiconductors & Semiconductor Equipment		7,100,696

Software - 1.6%
Broadleaf Co., Ltd.(a)	53,700	499,579
Capcom Co., Ltd.	57,413	1,822,028
COLOPL, Inc.(a)	92,900	1,009,406
Fuji Soft, Inc.	20,200	649,126
GungHo Online Entertainment, Inc.*(a)	452,000	1,243,853
Koei Tecmo Holdings Co., Ltd.	105,000	2,122,370
Marvelous, Inc.(a)	64,800	598,242
Miroku Jyoho Service Co., Ltd.	13,300	358,917
MTI Ltd.	99,400	568,252
NSD Co., Ltd.	57,800	1,233,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

Investments	Shares	Value

OBIC Business Consultants Co., Ltd.	18,700	$1,090,626
SRA Holdings	16,900	606,090
Systena Corp.	33,000	1,054,594

Total Software		12,856,560

Specialty Retail - 4.9%
Adastria Co., Ltd.	55,600	1,124,833
Alpen Co., Ltd.(a)	41,800	901,307
AOKI Holdings, Inc.	93,254	1,370,871
Aoyama Trading Co., Ltd.	104,900	3,920,364
Arcland Sakamoto Co., Ltd.	39,016	632,430
Autobacs Seven Co., Ltd.	141,000	2,706,098
Bic Camera, Inc.	73,100	1,054,483
Chiyoda Co., Ltd.	42,191	1,134,831
DCM Holdings Co., Ltd.	118,245	1,102,150
EDION Corp.(a)	142,339	1,657,779
Geo Holdings Corp.	96,100	1,863,990
Gfoot Co., Ltd.	92,300	645,649
Hard Off Corp. Co., Ltd.	700	7,693
Honeys Holdings Co., Ltd.	43,300	453,948
IDOM, Inc.	66,860	474,816
Joshin Denki Co., Ltd.	19,500	694,141
K’s Holdings Corp.(a)	123,148	3,158,230
Kohnan Shoji Co., Ltd.	34,600	746,979
Komeri Co., Ltd.	33,237	961,852
Konaka Co., Ltd.	111,900	631,766
Kyoto Kimono Yuzen Co., Ltd.(a)	16,700	115,188
Nishimatsuya Chain Co., Ltd.	36,600	407,100
Nojima Corp.	21,700	518,951
PAL GROUP Holdings Co., Ltd.	14,100	443,089
PC Depot Corp.	74,200	568,438
Right On Co., Ltd.(a)	63,400	531,851
Sac’s Bar Holdings, Inc.	57,400	710,303
Sanrio Co., Ltd.(a)	133,342	2,232,428
Shimachu Co., Ltd.	85,364	2,458,998
T-Gaia Corp.	95,300	2,214,784
United Arrows Ltd.	21,629	878,408
VT Holdings Co., Ltd.	107,100	533,361
Xebio Holdings Co., Ltd.	59,400	1,131,052
Yellow Hat Ltd.	16,800	507,803

Total Specialty Retail		38,495,964

Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co., Ltd.	35,400	817,358
Maxell Holdings Ltd.	41,300	882,460
MCJ Co., Ltd.	43,100	451,469
Riso Kagaku Corp.	75,400	1,434,374
Roland DG Corp.	2,500	67,243
Wacom Co., Ltd.	77,811	421,347

Total Technology Hardware, Storage & Peripherals		4,074,251

Textiles, Apparel & Luxury Goods - 1.6%
Descente Ltd.	26,653	460,660
Fujibo Holdings, Inc.	19,900	658,034
Goldwin, Inc.(a)	4,900	388,433
Gunze Ltd.	19,683	1,126,989
Japan Wool Textile Co., Ltd. (The)	120,225	1,160,094
Kurabo Industries Ltd.	193,766	629,546
Onward Holdings Co., Ltd.	236,833	2,051,922
Seiko Holdings Corp.	66,700	1,942,086
Seiren Co., Ltd.	57,311	1,122,817
Wacoal Holdings Corp.	76,500	2,417,577
Yondoshi Holdings, Inc.(a)	25,000	662,894

Total Textiles, Apparel & Luxury Goods		12,621,052

Trading Companies & Distributors - 3.5%
Advan Co., Ltd.	34,700	335,757
Alconix Corp.	44,200	930,299
Daiichi Jitsugyo Co., Ltd.	15,300	462,464
Gecoss Corp.	53,300	660,040
Hanwa Co., Ltd.	46,222	2,137,742
Inaba Denki Sangyo Co., Ltd.	38,794	1,811,420
Inabata & Co., Ltd.	71,741	1,088,374
Iwatani Corp.	26,933	867,881
Japan Pulp & Paper Co., Ltd.	17,957	689,428
Kamei Corp.	53,100	919,646
Kanamoto Co., Ltd.	21,528	667,913
Kanematsu Corp.	81,000	1,120,266
Mitsui Matsushima Co., Ltd.	42,200	611,366
Nagase & Co., Ltd.	112,604	2,031,170
Nippon Steel & Sumikin Bussan Corp.	41,600	2,525,912
Nishio Rent All Co., Ltd.	16,900	549,081
Onoken Co., Ltd.	35,900	648,208
Sanyo Trading Co., Ltd.	18,400	447,872
Seika Corp.	23,700	639,574
Sojitz Corp.	1,498,600	4,602,890
Trusco Nakayama Corp.	23,100	673,622
Wakita & Co., Ltd.	39,100	480,029
Yamazen Corp.	100,106	1,181,011
Yuasa Trading Co., Ltd.	36,600	1,330,466

Total Trading Companies & Distributors		27,412,431

Transportation Infrastructure - 0.5%
Japan Airport Terminal Co., Ltd.	20,100	745,832
Kamigumi Co., Ltd.	66,500	1,471,678
Mitsubishi Logistics Corp.	39,500	1,025,632
Nissin Corp.	15,100	424,918

Total Transportation Infrastructure		3,668,060

TOTAL COMMON STOCKS (Cost: $637,604,163)		790,516,313

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $223,685)	4,374	259,509

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $30,602,789)(d)	30,602,789	30,602,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2017

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $668,430,637)	821,378,611
Other Assets less Liabilities - (3.7)%	(29,476,968)

NET ASSETS - 100.0%	$791,901,643

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $39,493,530 and the total market value of the collateral held by the Fund was $42,075,928. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,473,139.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%
Bahrain - 2.7%
Ahli United Bank BSC	628,296	$420,958

Egypt - 4.3%
Alexandria Mineral Oils Co.	25,266	19,539
Commercial International Bank Egypt SAE	16,456	71,701
Credit Agricole Egypt SAE	9,414	22,767
Eastern Tobacco	1,852	45,741
Egyptian Financial Group-Hermes Holding Co.	111,746	148,073
ElSewedy Electric Co.	20,918	175,803
Heliopolis Housing	6,392	12,673
Juhayna Food Industries	17,760	10,508
Medinet Nasr Housing	18,737	11,297
Oriental Weavers	47,682	44,973
Sidi Kerir Petrochemicals Co.	28,232	39,141
Talaat Moustafa Group	41,940	23,211
Telecom Egypt Co.	66,770	50,810

Total Egypt		676,237

Jordan - 2.9%
Arab Bank PLC	54,198	428,080
Jordan Petroleum Refinery Co.	11,029	39,978

Total Jordan		468,058

Kuwait - 13.1%
Agility Public Warehousing Co. KSC	28,618	76,049
Boubyan Bank KSCP	21,790	31,479
Boubyan Petrochemicals Co. KSCP	61,011	135,445
Burgan Bank SAK	19,810	20,151
Gulf Bank KSCP	99,728	78,646
Gulf National Holding Co.*,†	57,663	0
Human Soft Holding Co. KSC	3,291	40,772
Kuwait Finance House KSCP	178,880	341,401
Kuwait International Bank KSCP	42,223	31,898
Mabanee Co. SAK	14,622	34,157
Mezzan Holding Co. KSCC	10,065	25,846
Mobile Telecommunications Co. KSC	452,827	651,183
National Bank of Kuwait SAKP	256,725	619,271

Total Kuwait		2,086,298

Morocco - 4.3%
Attijariwafa Bank	4,140	214,384
Cosumar	3,134	98,916
Douja Promotion Groupe Addoha S.A.	17,723	62,575
Maroc Telecom	16,673	239,037
Societe d’Exploitation des Ports	3,578	61,250

Total Morocco		676,162

Oman - 3.0%
Bank Muscat SAOG	191,204	194,655
Bank Sohar SAOG	47,804	18,871
Oman Telecommunications Co. SAOG	60,850	188,057
Ooredoo	58,594	79,130

Total Oman		480,713

Qatar - 21.4%
Barwa Real Estate Co.	18,948	168,565
Doha Bank QPSC	31,868	248,504
Ezdan Holding Group QSC	98,879	333,669
Gulf International Services QSC	5,824	27,825
Gulf Warehousing Co.	1,455	17,179
Industries Qatar QSC	15,101	406,342
Masraf Al Rayan QSC	48,504	494,096
Medicare Group	1,405	24,497
Ooredoo QPSC	10,755	268,727
Qatar Electricity & Water Co. QSC	2,736	135,974
Qatar Gas Transport Co., Ltd.	43,419	191,821
Qatar Insurance Co. SAQ	8,224	121,260
Qatar International Islamic Bank QSC	6,831	102,221
Qatar Islamic Bank SAQ	7,474	201,113
Qatar National Bank QPSC	14,647	510,715
United Development Co. QSC	36,833	145,127
Widam Food Co.	413	7,042

Total Qatar		3,404,677

Saudi Arabia - 25.9%
Advanced Petrochemical Co.	5,547	67,816
Al Rajhi Bank	36,701	632,185
Al Tayyar Travel Group Holding Co.	1,411	10,196
Alinma Bank	19,888	101,606
Almarai Co.	5,054	72,367
Arab National Bank	4,157	27,822
Bank Al-Jazira	4,815	16,203
Bank AlBilad	11,110	60,730
Banque Saudi Fransi	11,682	87,842
Bupa Arabia for Cooperative Insurance Co.	79	1,970
Co. for Cooperative Insurance (The)	2,308	58,157
Dallah Healthcare Co.	477	12,846
Jarir Marketing Co.	2,369	92,857
Kingdom Holding Co.	9,436	22,292
National Commercial Bank	29,876	426,197
National Petrochemical Co.	2,756	13,669
Riyad Bank	63,986	215,317
Sahara Petrochemical Co.	10,729	47,318
Samba Financial Group	52,229	323,933
Saudi Airlines Catering Co.	2,354	50,277
Saudi Arabian Fertilizer Co.	5,421	92,511
Saudi Basic Industries Corp.	28,737	781,584
Saudi British Bank (The)	5,776	42,354
Saudi Cement Co.	9,256	115,629
Saudi Electricity Co.	23,913	134,285
Saudi Ground Services Co.	3,803	40,055
Saudi Industrial Investment Group	5,473	27,669
Saudi Investment Bank (The)	11,166	44,601
Saudi Telecom Co.	17,810	326,253
Yanbu National Petrochemical Co.	10,690	165,896

Total Saudi Arabia		4,112,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2017

Investments	Shares	Value

United Arab Emirates - 22.3%
Abu Dhabi Commercial Bank PJSC	207,451	$384,085
Agthia Group PJSC	10,943	14,301
Air Arabia PJSC	317,323	107,134
Aldar Properties PJSC	346,377	207,479
Aramex PJSC	27,933	32,703
DAMAC Properties Dubai Co. PJSC	261,416	234,881
DP World Ltd.	7,124	178,100
Dubai Investments PJSC	128,505	84,322
Dubai Islamic Bank PJSC	213,265	359,429
Emaar Malls PJSC	211,745	122,799
Emaar Properties PJSC	145,820	275,537
Emirates NBD PJSC	33,785	75,429
Emirates Telecommunications Group Co. PJSC	186,483	888,546
First Abu Dhabi Bank PJSC	136,319	380,437
Manazel Real Estate PJSC	207,499	31,638
National Central Cooling Co. PJSC	7,934	3,932
RAK Properties PJSC	136,487	26,385
Union National Bank PJSC	123,883	128,173

Total United Arab Emirates		3,535,310

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $15,796,456)		15,860,850
Other Assets less Liabilities - 0.1%		13,860

NET ASSETS - 100.0%		$15,874,710

*	Non-income producing security.
†	Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Holdings PLC	1/2/2018	3,139	USD	11,530	AED	$—	$—
HSBC Holdings PLC	1/2/2018	3,233	USD	976	KWD	—	(2)
HSBC Holdings PLC	1/2/2018	3,139	USD	1,208	OMR	1	—
HSBC Holdings PLC	1/2/2018	9,396	USD	34,211	QAR	2	—

						$3	$(2)

CURRENCY LEGEND

AED	United Arab Emirates dirham

KWD	Kuwaiti dinar

OMR	Omani rial

QAR	Qatari riyal

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 1.8%
Lockheed Martin Corp.	25,003	$8,027,213
United Technologies Corp.	59,083	7,537,218

Total Aerospace & Defense		15,564,431

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	71,945	8,572,247

Airlines - 0.9%
Delta Air Lines, Inc.	135,718	7,600,208

Automobiles - 3.9%
Ford Motor Co.	1,195,038	14,926,025
General Motors Co.	261,262	10,709,129
Harley-Davidson, Inc.(a)	178,753	9,094,953

Total Automobiles		34,730,107

Beverages - 1.2%
Coca-Cola Co. (The)	223,999	10,277,074

Biotechnology - 2.9%
AbbVie, Inc.	96,029	9,286,965
Amgen, Inc.	46,999	8,173,126
Gilead Sciences, Inc.	117,922	8,447,932

Total Biotechnology		25,908,023

Chemicals - 5.0%
Air Products & Chemicals, Inc.	45,232	7,421,666
CF Industries Holdings, Inc.	256,602	10,915,849
DowDuPont, Inc.	94,271	6,713,981
Eastman Chemical Co.	75,577	7,001,453
Monsanto Co.	47,715	5,572,158
Praxair, Inc.	42,687	6,602,825

Total Chemicals		44,227,932

Communications Equipment - 1.1%
Cisco Systems, Inc.	259,867	9,952,906

Containers & Packaging - 2.9%
International Paper Co.	185,255	10,733,675
Packaging Corp. of America	56,678	6,832,533
WestRock Co.	134,630	8,509,962

Total Containers & Packaging		26,076,170

Diversified Telecommunication Services - 8.5%
AT&T, Inc.	461,171	17,930,329
CenturyLink, Inc.	2,570,677	42,878,892
Verizon Communications, Inc.	285,425	15,107,545

Total Diversified Telecommunication Services		75,916,766

Electric Utilities - 8.1%
Avangrid, Inc.	196,265	9,927,084
Duke Energy Corp.	142,222	11,962,292
Entergy Corp.	153,631	12,504,027
FirstEnergy Corp.	402,178	12,314,690
PPL Corp.	391,182	12,107,083
Southern Co. (The)	276,327	13,288,566

Total Electric Utilities		72,103,742

Electrical Equipment - 1.1%
Emerson Electric Co.	141,393	9,853,678

Food Products - 4.7%
Archer-Daniels-Midland Co.	243,255	9,749,660
General Mills, Inc.	195,194	11,573,052
Kellogg Co.	154,369	10,494,005
Kraft Heinz Co. (The)	123,164	9,577,233

Total Food Products		41,393,950

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	108,802	6,209,330

Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	166,920	10,227,188

Hotels, Restaurants & Leisure - 2.6%
Darden Restaurants, Inc.	108,801	10,447,072
Las Vegas Sands Corp.	187,800	13,050,222

Total Hotels, Restaurants & Leisure		23,497,294

Household Durables - 1.0%
Newell Brands, Inc.	301,880	9,328,092

Household Products - 2.3%
Kimberly-Clark Corp.	84,854	10,238,484
Procter & Gamble Co. (The)	106,349	9,771,346

Total Household Products		20,009,830

Industrial Conglomerates - 0.9%
General Electric Co.	466,320	8,137,284

IT Services - 3.6%
International Business Machines Corp.	79,171	12,146,415
Paychex, Inc.	135,395	9,217,692
Western Union Co. (The)	576,716	10,963,371

Total IT Services		32,327,478

Machinery - 1.8%
Caterpillar, Inc.	48,456	7,635,697
Cummins, Inc.	47,563	8,401,528

Total Machinery		16,037,225

Media - 1.2%
Omnicom Group, Inc.	143,817	10,474,192

Metals & Mining - 1.0%
Nucor Corp.	138,233	8,788,854

Multi-Utilities - 3.6%
CenterPoint Energy, Inc.	387,252	10,982,467
Dominion Energy, Inc.	137,288	11,128,565
Public Service Enterprise Group, Inc.	196,124	10,100,386

Total Multi-Utilities		32,211,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

December 31, 2017

Investments	Shares	Value

Multiline Retail - 1.6%
Target Corp.	212,155	$13,843,114

Oil, Gas & Consumable Fuels - 15.3%
Chevron Corp.	94,885	11,878,653
Exxon Mobil Corp.	139,451	11,663,682
Kinder Morgan, Inc.	513,214	9,273,777
Marathon Petroleum Corp.	124,268	8,199,203
Occidental Petroleum Corp.	199,480	14,693,697
ONEOK, Inc.	340,552	18,202,504
Phillips 66	90,684	9,172,687
Targa Resources Corp.	581,194	28,141,413
Valero Energy Corp.	117,288	10,779,940
Williams Cos., Inc. (The)	455,004	13,873,072

Total Oil, Gas & Consumable Fuels		135,878,628

Personal Products - 1.1%
Coty, Inc. Class A	513,440	10,212,322

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	124,580	7,634,262
Eli Lilly & Co.	89,549	7,563,309
Johnson & Johnson	54,047	7,551,447
Merck & Co., Inc.	194,864	10,964,997
Pfizer, Inc.	310,058	11,230,301

Total Pharmaceuticals		44,944,316

Semiconductors & Semiconductor Equipment - 3.2%
Maxim Integrated Products, Inc.	166,905	8,725,793
QUALCOMM, Inc.	168,288	10,773,798
Texas Instruments, Inc.	81,830	8,546,325

Total Semiconductors & Semiconductor Equipment		28,045,916

Software - 1.1%
CA, Inc.	286,509	9,535,019

Specialty Retail - 1.6%
L Brands, Inc.	234,991	14,151,158

Technology Hardware, Storage & Peripherals - 1.8%
HP, Inc.	388,249	8,157,111
Western Digital Corp.	98,018	7,795,372

Total Technology Hardware, Storage & Peripherals		15,952,483

Textiles, Apparel & Luxury Goods - 1.2%
Tapestry, Inc.	240,763	10,648,947

Tobacco - 2.8%
Altria Group, Inc.	171,107	12,218,751
Philip Morris International, Inc.	122,538	12,946,140

Total Tobacco		25,164,891

Trading Companies & Distributors - 1.7%
Fastenal Co.	142,899	7,815,147
W.W. Grainger, Inc.	32,517	7,682,141

Total Trading Companies & Distributors		15,497,288

TOTAL COMMON STOCKS (Cost: $796,457,962)		883,299,501

EXCHANGE-TRADED FUNDS - 0.3%
United States - 0.3%
WisdomTree U.S. LargeCap Dividend Fund(b)	16,015	1,475,302
WisdomTree U.S. MidCap Dividend Fund(b)	41,852	1,476,538

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,889,627)		2,951,840

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $8,365,604)(d)	8,365,604	8,365,604

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $807,713,193)		894,616,945
Other Assets less Liabilities - (0.8)%		(6,897,356)

NET ASSETS - 100.0%		$887,719,589

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)	At December 31, 2017, the total market value of the Fund’s securities on loan was $8,185,422 and the total market value of the collateral held by the Fund was $8,365,604.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.7%
United States - 99.7%
Aerospace & Defense - 2.7%
Boeing Co. (The)	3,836	$1,131,275
General Dynamics Corp.	2,519	512,491
Harris Corp.	747	105,813
Huntington Ingalls Industries, Inc.	415	97,815
L3 Technologies, Inc.	617	122,073
Lockheed Martin Corp.	1,873	601,327
Northrop Grumman Corp.	1,272	390,389
Raytheon Co.	1,899	356,727
Rockwell Collins, Inc.	873	118,396
Spirit AeroSystems Holdings, Inc. Class A	679	59,243
Textron, Inc.	1,912	108,200
TransDigm Group, Inc.	289	79,365
United Technologies Corp.	6,884	878,192

Total Aerospace & Defense		4,561,306

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	893	79,557
Expeditors International of Washington, Inc.	1,195	77,304
FedEx Corp.	1,990	496,585
United Parcel Service, Inc. Class B	4,899	583,716
XPO Logistics, Inc.*	300	27,477

Total Air Freight & Logistics		1,264,639

Airlines - 1.1%
Alaska Air Group, Inc.	1,792	131,730
American Airlines Group, Inc.	6,296	327,581
Delta Air Lines, Inc.	11,139	623,784
Southwest Airlines Co.	5,517	361,088
United Continental Holdings, Inc.*	5,048	340,235

Total Airlines		1,784,418

Auto Components - 0.2%
BorgWarner, Inc.	933	47,667
Goodyear Tire & Rubber Co. (The)	5,095	164,619
Lear Corp.	1,059	187,083

Total Auto Components		399,369

Automobiles - 1.2%
Ford Motor Co.	57,386	716,751
General Motors Co.	27,519	1,128,004
Harley-Davidson, Inc.(a)	1,703	86,648
Thor Industries, Inc.	447	67,372

Total Automobiles		1,998,775

Banks - 9.9%
Bank of America Corp.	108,473	3,202,123
BB&T Corp.	7,184	357,188
Citigroup, Inc.	30,868	2,296,888
Citizens Financial Group, Inc.	4,876	204,694
Comerica, Inc.	1,491	129,434
East West Bancorp, Inc.	1,390	84,554
Fifth Third Bancorp	10,626	322,393
First Republic Bank	1,183	102,495
Huntington Bancshares, Inc.	9,703	141,276
JPMorgan Chase & Co.	37,552	4,015,811
KeyCorp	10,205	205,835
M&T Bank Corp.	1,262	215,789
PNC Financial Services Group, Inc. (The)	4,581	660,993
Regions Financial Corp.	10,769	186,088
SunTrust Banks, Inc.	4,841	312,680
SVB Financial Group*	329	76,910
U.S. Bancorp	16,792	899,715
Wells Fargo & Co.	53,867	3,268,111
Zions Bancorp	1,754	89,156

Total Banks		16,772,133

Beverages - 1.8%
Brown-Forman Corp. Class B	1,763	121,065
Coca-Cola Co. (The)	16,477	755,965
Constellation Brands, Inc. Class A	1,355	309,712
Dr. Pepper Snapple Group, Inc.	1,297	125,887
Molson Coors Brewing Co. Class B	5,226	428,898
Monster Beverage Corp.*	2,085	131,959
PepsiCo, Inc.	9,754	1,169,700

Total Beverages		3,043,186

Biotechnology - 3.4%
AbbVie, Inc.	11,412	1,103,654
Alexion Pharmaceuticals, Inc.*	710	84,909
Amgen, Inc.	7,638	1,328,248
Biogen, Inc.*	1,928	614,203
Celgene Corp.*	5,687	593,495
Exelixis, Inc.*	847	25,749
Gilead Sciences, Inc.	25,598	1,833,841
Regeneron Pharmaceuticals, Inc.*	545	204,898
Vertex Pharmaceuticals, Inc.*	210	31,471

Total Biotechnology		5,820,468

Building Products - 0.2%
A.O. Smith Corp.	911	55,826
Fortune Brands Home & Security, Inc.	1,059	72,478
Lennox International, Inc.	227	47,275
Masco Corp.	2,044	89,814
Owens Corning	645	59,301

Total Building Products		324,694

Capital Markets - 4.1%
Affiliated Managers Group, Inc.	445	91,336
Ameriprise Financial, Inc.	1,627	275,728
Bank of New York Mellon Corp. (The)	10,626	572,316
BlackRock, Inc.	1,119	574,842
CBOE Global Markets, Inc.	231	28,780
Charles Schwab Corp. (The)	6,677	342,998
CME Group, Inc.	1,618	236,309
E*TRADE Financial Corp.*	1,951	96,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

FactSet Research Systems, Inc.	219	$42,215
Franklin Resources, Inc.	6,208	268,993
Goldman Sachs Group, Inc. (The)	5,191	1,322,459
Intercontinental Exchange, Inc.	3,762	265,447
Moody’s Corp.	1,336	197,207
Morgan Stanley	20,526	1,076,999
MSCI, Inc.	411	52,008
Nasdaq, Inc.	1,304	100,186
Northern Trust Corp.	1,725	172,310
Raymond James Financial, Inc.	1,300	116,090
S&P Global, Inc.	1,738	294,417
SEI Investments Co.	933	67,045
State Street Corp.	3,695	360,669
T. Rowe Price Group, Inc.	2,166	227,278
TD Ameritrade Holding Corp.	2,745	140,352

Total Capital Markets		6,922,695

Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,323	217,078
Albemarle Corp.	412	52,691
Celanese Corp. Series A	1,230	131,708
Chemours Co. (The)	955	47,807
DowDuPont, Inc.	6,987	497,614
Eastman Chemical Co.	1,771	164,065
Ecolab, Inc.	1,568	210,394
FMC Corp.	344	32,563
Huntsman Corp.	2,202	73,305
International Flavors & Fragrances, Inc.	475	72,490
Monsanto Co.	3,147	367,507
Mosaic Co. (The)	2,259	57,966
PPG Industries, Inc.	1,808	211,211
Praxair, Inc.	1,764	272,855
Sherwin-Williams Co. (The)	455	186,568
Westlake Chemical Corp.	1,002	106,743

Total Chemicals		2,702,565

Commercial Services & Supplies - 0.3%
Cintas Corp.	503	78,383
Copart, Inc.*	1,095	47,293
Republic Services, Inc.	1,992	134,679
Rollins, Inc.	653	30,384
Waste Management, Inc.	2,650	228,695

Total Commercial Services & Supplies		519,434

Communications Equipment - 1.2%
Arista Networks, Inc.*	268	63,135
Cisco Systems, Inc.	42,512	1,628,210
F5 Networks, Inc.*	507	66,529
Juniper Networks, Inc.	3,650	104,025
Motorola Solutions, Inc.	1,150	103,891

Total Communications Equipment		1,965,790

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	677	44,655

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	323	71,396
Vulcan Materials Co.	471	60,462

Total Construction Materials		131,858

Consumer Finance - 1.3%
Ally Financial, Inc.	5,614	163,704
American Express Co.	7,725	767,170
Capital One Financial Corp.	5,974	594,891
Discover Financial Services	4,902	377,062
Synchrony Financial	9,230	356,370

Total Consumer Finance		2,259,197

Containers & Packaging - 0.4%
Avery Dennison Corp.	624	71,672
Ball Corp.	1,108	41,938
Berry Global Group, Inc.*	895	52,510
Crown Holdings, Inc.*	1,383	77,794
International Paper Co.	3,191	184,886
Packaging Corp. of America	714	86,073
Sealed Air Corp.	740	36,482
WestRock Co.	1,770	111,882

Total Containers & Packaging		663,237

Distributors - 0.1%
Genuine Parts Co.	1,095	104,036
LKQ Corp.*	2,106	85,651

Total Distributors		189,687

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B*	15,564	3,085,096
Leucadia National Corp.	3,530	93,510

Total Diversified Financial Services		3,178,606

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	57,188	2,223,470
CenturyLink, Inc.	3,639	60,699
Verizon Communications, Inc.	50,968	2,697,736
Zayo Group Holdings, Inc.*	398	14,646

Total Diversified Telecommunication Services		4,996,551

Electric Utilities - 1.9%
Alliant Energy Corp.	1,452	61,870
American Electric Power Co., Inc.	3,988	293,397
Avangrid, Inc.	2,020	102,172
Duke Energy Corp.	4,977	418,615
Edison International	3,264	206,415
Eversource Energy	2,553	161,298
Exelon Corp.	8,322	327,970
NextEra Energy, Inc.	4,301	671,773
PG&E Corp.	7,439	333,490
Pinnacle West Capital Corp.	917	78,110
PPL Corp.	7,227	223,676
Southern Co. (The)	1,784	85,793
Westar Energy, Inc.	947	50,002
Xcel Energy, Inc.	3,833	184,406

Total Electric Utilities		3,198,987

Electrical Equipment - 0.3%
AMETEK, Inc.	1,308	94,791
Emerson Electric Co.	4,070	283,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

Rockwell Automation, Inc.	712	$139,801

Total Electrical Equipment		518,230

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	1,791	157,250
CDW Corp.	1,043	72,478
Cognex Corp.	588	35,962
Corning, Inc.	12,149	388,647
IPG Photonics Corp.*	287	61,455
Keysight Technologies, Inc.*	929	38,646
Trimble, Inc.*	730	29,667
Universal Display Corp.	81	13,985

Total Electronic Equipment, Instruments & Components		798,090

Energy Equipment & Services - 0.0%
Halliburton Co.	953	46,573

Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	94	12,275
American Tower Corp.	1,291	184,187
AvalonBay Communities, Inc.	786	140,230
Boston Properties, Inc.	636	82,699
Camden Property Trust	289	26,605
Crown Castle International Corp.	644	71,490
Digital Realty Trust, Inc.	301	34,284
Duke Realty Corp.	1,480	40,271
Equinix, Inc.	80	36,258
Equity LifeStyle Properties, Inc.	312	27,774
Equity Residential	1,899	121,099
Essex Property Trust, Inc.	344	83,031
Extra Space Storage, Inc.	635	55,531
Federal Realty Investment Trust	357	47,413
Gaming and Leisure Properties, Inc.	1,670	61,790
GGP, Inc.	4,814	112,600
HCP, Inc.	3,348	87,316
Host Hotels & Resorts, Inc.	4,992	99,091
Iron Mountain, Inc.	829	31,278
Kimco Realty Corp.	3,457	62,745
Macerich Co. (The)	407	26,732
Mid-America Apartment Communities, Inc.	364	36,604
Prologis, Inc.	4,391	283,263
Public Storage	914	191,026
Realty Income Corp.	932	53,143
Regency Centers Corp.	293	20,270
SBA Communications Corp.*	137	22,380
Simon Property Group, Inc.	1,771	304,152
SL Green Realty Corp.	186	18,773
UDR, Inc.	1,155	44,491
Ventas, Inc.	3,002	180,150
Vornado Realty Trust	1,674	130,873
Welltower, Inc.	2,214	141,187
Weyerhaeuser Co.	1,792	63,186

Total Equity Real Estate Investment Trusts (REITs)		2,934,197

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	2,293	426,773
CVS Health Corp.	11,306	819,685
Kroger Co. (The)	9,378	257,426
Sysco Corp.	3,070	186,441
Wal-Mart Stores, Inc.	19,413	1,917,034
Walgreens Boots Alliance, Inc.	9,301	675,439

Total Food & Staples Retailing		4,282,798

Food Products - 1.7%
Archer-Daniels-Midland Co.	4,915	196,993
Campbell Soup Co.	3,476	167,230
Conagra Brands, Inc.	3,057	115,157
General Mills, Inc.	4,813	285,363
Hershey Co. (The)	1,060	120,321
Hormel Foods Corp.	3,763	136,935
Ingredion, Inc.	614	85,837
J.M. Smucker Co. (The)	882	109,580
Kellogg Co.	1,914	130,114
Kraft Heinz Co. (The)	8,268	642,920
Lamb Weston Holdings, Inc.	927	52,329
McCormick & Co., Inc. Non-Voting Shares	726	73,987
Mondelez International, Inc. Class A	7,679	328,661
Pilgrim’s Pride Corp.*	2,730	84,794
Tyson Foods, Inc. Class A	3,497	283,502

Total Food Products		2,813,723

Gas Utilities - 0.1%
Atmos Energy Corp.	679	58,319
UGI Corp.	1,405	65,965

Total Gas Utilities		124,284

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	5,871	335,058
ABIOMED, Inc.*	71	13,306
Align Technology, Inc.*	194	43,105
Baxter International, Inc.	2,650	171,296
Becton, Dickinson and Co.	805	172,401
Boston Scientific Corp.*	6,752	167,382
Cooper Cos., Inc. (The)	243	52,945
Danaher Corp.	4,095	380,098
Edwards Lifesciences Corp.*	1,017	114,626
Hologic, Inc.*	2,855	122,051
IDEXX Laboratories, Inc.*	291	45,507
Intuitive Surgical, Inc.*	404	147,436
ResMed, Inc.	702	59,452
Stryker Corp.	1,951	302,093
Teleflex, Inc.	176	43,792
Varian Medical Systems, Inc.*	396	44,016
Zimmer Biomet Holdings, Inc.	991	119,584

Total Health Care Equipment & Supplies		2,334,148

Health Care Providers & Services - 3.5%
Aetna, Inc.	1,624	292,953
AmerisourceBergen Corp.	1,833	168,306
Anthem, Inc.	2,233	502,447
Cardinal Health, Inc.	3,146	192,756
Centene Corp.*	1,362	137,399
Cigna Corp.	1,843	374,295
DaVita, Inc.*	1,616	116,756
Express Scripts Holding Co.*	8,677	647,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

HCA Healthcare, Inc.*	4,818	$423,213
Henry Schein, Inc.*	1,317	92,032
Humana, Inc.	1,182	293,219
Laboratory Corp. of America Holdings*	759	121,068
McKesson Corp.	5,230	815,619
Quest Diagnostics, Inc.	1,116	109,915
UnitedHealth Group, Inc.	6,294	1,387,575
Universal Health Services, Inc. Class B	1,026	116,297
WellCare Health Plans, Inc.*	274	55,104

Total Health Care Providers & Services		5,846,605

Health Care Technology - 0.1%
Cerner Corp.*	1,611	108,565

Hotels, Restaurants & Leisure - 1.6%
Aramark	1,393	59,537
Chipotle Mexican Grill, Inc.*	73	21,099
Darden Restaurants, Inc.	911	87,474
Domino’s Pizza, Inc.	220	41,571
Hilton Worldwide Holdings, Inc.	70	5,590
Las Vegas Sands Corp.	4,867	338,208
Marriott International, Inc. Class A	1,770	240,242
McDonald’s Corp.	5,410	931,169
MGM Resorts International	2,866	95,696
Starbucks Corp.	8,181	469,835
Vail Resorts, Inc.	144	30,596
Wyndham Worldwide Corp.	868	100,575
Wynn Resorts Ltd.	367	61,872
Yum! Brands, Inc.	2,406	196,354

Total Hotels, Restaurants & Leisure		2,679,818

Household Durables - 0.6%
D.R. Horton, Inc.	3,389	173,076
Lennar Corp. Class A	2,160	136,598
Mohawk Industries, Inc.*	570	157,263
Newell Brands, Inc.	6,671	206,134
NVR, Inc.*	27	94,722
PulteGroup, Inc.	3,182	105,802
Toll Brothers, Inc.	1,529	73,423
Whirlpool Corp.	761	128,335

Total Household Durables		1,075,353

Household Products - 1.5%
Church & Dwight Co., Inc.	1,486	74,553
Clorox Co. (The)	830	123,454
Colgate-Palmolive Co.	5,124	386,606
Kimberly-Clark Corp.	2,936	354,258
Procter & Gamble Co. (The)	17,873	1,642,171

Total Household Products		2,581,042

Industrial Conglomerates - 1.9%
3M Co.	3,782	890,170
General Electric Co.	78,394	1,367,975
Honeywell International, Inc.	5,581	855,902
Roper Technologies, Inc.	453	117,327

Total Industrial Conglomerates		3,231,374

Insurance - 2.7%
Aflac, Inc.	5,171	453,910
Alleghany Corp.*	6	3,577
Allstate Corp. (The)	4,325	452,871
American Financial Group, Inc.	1,067	115,812
Arthur J. Gallagher & Co.	1,112	70,367
Cincinnati Financial Corp.	1,130	84,716
CNA Financial Corp.	2,770	146,949
FNF Group	2,359	92,567
Hartford Financial Services Group, Inc. (The)	1,496	84,195
Lincoln National Corp.	3,009	231,302
Loews Corp.	3,159	158,045
Markel Corp.*	13	14,809
Marsh & McLennan Cos., Inc.	3,693	300,573
MetLife, Inc.	5,404	273,226
Principal Financial Group, Inc.	4,049	285,697
Progressive Corp. (The)	4,267	240,317
Prudential Financial, Inc.	6,066	697,469
Reinsurance Group of America, Inc.	797	124,276
Torchmark Corp.	1,037	94,066
Travelers Cos., Inc. (The)	2,890	392,000
Unum Group	2,814	154,461
W.R. Berkley Corp.	1,309	93,790

Total Insurance		4,564,995

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	275	321,604
Expedia, Inc.	592	70,904
Liberty Interactive Corp., QVC Group Class A*	3,276	80,000
Netflix, Inc.*	371	71,217
Priceline Group, Inc. (The)*	338	587,356

Total Internet & Catalog Retail		1,131,081

Internet Software & Services - 4.3%
Akamai Technologies, Inc.*	793	51,577
Alphabet, Inc. Class A*	3,278	3,453,045
CoStar Group, Inc.*	49	14,551
eBay, Inc.*	32,688	1,233,645
Facebook, Inc. Class A*	13,896	2,452,088
IAC/InterActiveCorp*	476	58,205
VeriSign, Inc.*	685	78,391

Total Internet Software & Services		7,341,502

IT Services - 3.3%
Alliance Data Systems Corp.	351	88,971
Automatic Data Processing, Inc.	2,477	290,280
Broadridge Financial Solutions, Inc.	676	61,232
Cognizant Technology Solutions Corp. Class A	4,387	311,565
DXC Technology Co.	532	50,487
Fidelity National Information Services, Inc.	943	88,727
Fiserv, Inc.*	1,154	151,324
FleetCor Technologies, Inc.*	475	91,404
Global Payments, Inc.	396	39,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

International Business Machines Corp.	11,885	$1,823,397
Jack Henry & Associates, Inc.	362	42,339
Leidos Holdings, Inc.	849	54,820
MasterCard, Inc. Class A	5,078	768,606
Paychex, Inc.	1,922	130,850
PayPal Holdings, Inc.*	3,542	260,762
Total System Services, Inc.	953	75,373
Vantiv, Inc. Class A*	531	39,055
Visa, Inc. Class A	9,416	1,073,612
Western Union Co. (The)	6,995	132,975

Total IT Services		5,575,474

Leisure Products - 0.1%
Hasbro, Inc.	1,073	97,525
Polaris Industries, Inc.	235	29,138

Total Leisure Products		126,663

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,635	109,496
Illumina, Inc.*	577	126,069
IQVIA Holdings, Inc.*	158	15,468
Mettler-Toledo International, Inc.*	118	73,103
PerkinElmer, Inc.	570	41,678
Thermo Fisher Scientific, Inc.	2,069	392,862
Waters Corp.*	466	90,027

Total Life Sciences Tools & Services		848,703

Machinery - 1.4%
Caterpillar, Inc.	1,641	258,589
Cummins, Inc.	1,568	276,972
Deere & Co.	2,317	362,634
Dover Corp.	1,133	114,422
Fortive Corp.	2,097	151,718
IDEX Corp.	388	51,204
Illinois Tool Works, Inc.	2,185	364,567
PACCAR, Inc.	3,102	220,490
Parker-Hannifin Corp.	873	174,233
Snap-on, Inc.	544	94,819
Stanley Black & Decker, Inc.	1,185	201,083
WABCO Holdings, Inc.*	330	47,355
Xylem, Inc.	775	52,855

Total Machinery		2,370,941

Media - 3.5%
CBS Corp. Class B Non-Voting Shares	4,422	260,898
Charter Communications, Inc. Class A*	409	137,408
Comcast Corp. Class A	43,234	1,731,522
DISH Network Corp. Class A*	4,463	213,108
Interpublic Group of Cos., Inc. (The)	4,609	92,917
Liberty Broadband Corp. Class C*	62	5,280
Liberty Media Corp - Liberty SiriusXM Series C*	1,316	52,193
Omnicom Group, Inc.	2,607	189,868
Scripps Networks Interactive, Inc. Class A	1,364	116,458
Sirius XM Holdings, Inc.(a)	25,506	136,712
Time Warner, Inc.	7,488	684,927
Twenty-First Century Fox, Inc. Class A	14,840	512,425
Viacom, Inc. Class B	10,395	320,270
Walt Disney Co. (The)	14,255	1,532,555

Total Media		5,986,541

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	11,224	212,807
Newmont Mining Corp.	276	10,355
Nucor Corp.	2,939	186,862
Steel Dynamics, Inc.	2,095	90,357

Total Metals & Mining		500,381

Multi-Utilities - 0.8%
Ameren Corp.	1,628	96,036
CenterPoint Energy, Inc.	3,321	94,184
CMS Energy Corp.	1,816	85,897
Consolidated Edison, Inc.	2,281	193,771
Dominion Energy, Inc.	4,159	337,128
DTE Energy Co.	1,372	150,179
NiSource, Inc.	1,711	43,921
Public Service Enterprise Group, Inc.	1,679	86,468
Sempra Energy	1,613	172,462
WEC Energy Group, Inc.	2,353	156,310

Total Multi-Utilities		1,416,356

Multiline Retail - 0.5%
Dollar General Corp.	2,168	201,646
Dollar Tree, Inc.*	1,485	159,355
Kohl’s Corp.	2,083	112,961
Target Corp.	7,032	458,838

Total Multiline Retail		932,800

Oil, Gas & Consumable Fuels - 3.3%
Andeavor	1,076	123,030
Apache Corp.	2,635	111,250
Chevron Corp.	8,849	1,107,806
Cimarex Energy Co.	533	65,031
Concho Resources, Inc.*	639	95,991
ConocoPhillips	112	6,148
Devon Energy Corp.	6,554	271,336
Diamondback Energy, Inc.*	565	71,331
EQT Corp.	77	4,383
Exxon Mobil Corp.	25,729	2,151,974
HollyFrontier Corp.	1,163	59,569
Kinder Morgan, Inc.	11,272	203,685
Marathon Petroleum Corp.	4,125	272,167
Occidental Petroleum Corp.	1,268	93,401
ONEOK, Inc.	1,247	66,652
Phillips 66	3,339	337,740
Pioneer Natural Resources Co.	118	20,396
Valero Energy Corp.	3,875	356,151
Williams Cos., Inc. (The)	2,592	79,030

Total Oil, Gas & Consumable Fuels		5,497,071

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,840	234,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	10,224	$626,527
Eli Lilly & Co.	4,235	357,688
Johnson & Johnson	19,047	2,661,247
Merck & Co., Inc.	9,676	544,469
Pfizer, Inc.	45,216	1,637,723
Zoetis, Inc.	2,107	151,788

Total Pharmaceuticals		5,979,442

Professional Services - 0.2%
Equifax, Inc.	736	86,789
ManpowerGroup, Inc.	563	71,000
TransUnion*	691	37,977
Verisk Analytics, Inc.*	833	79,968

Total Professional Services		275,734

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	2,914	126,205

Road & Rail - 0.9%
CSX Corp.	5,221	287,207
JB Hunt Transport Services, Inc.	663	76,232
Kansas City Southern	818	86,070
Norfolk Southern Corp.	2,158	312,694
Old Dominion Freight Line, Inc.	436	57,356
Union Pacific Corp.	5,767	773,355

Total Road & Rail		1,592,914

Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	1,413	125,799
Applied Materials, Inc.	10,890	556,697
Intel Corp.	52,226	2,410,752
KLA-Tencor Corp.	1,603	168,427
Lam Research Corp.	1,769	325,620
Maxim Integrated Products, Inc.	1,824	95,359
Microchip Technology, Inc.	1,109	97,459
Micron Technology, Inc.*	19,227	790,614
NVIDIA Corp.	2,196	424,926
ON Semiconductor Corp.*	3,214	67,301
QUALCOMM, Inc.	11,981	767,024
Skyworks Solutions, Inc.	1,740	165,213
Teradyne, Inc.	1,673	70,049
Texas Instruments, Inc.	7,023	733,482
Xilinx, Inc.	1,536	103,557

Total Semiconductors & Semiconductor Equipment		6,902,279

Software - 4.1%
Activision Blizzard, Inc.	2,946	186,541
Adobe Systems, Inc.*	1,493	261,633
ANSYS, Inc.*	328	48,409
CA, Inc.	3,571	118,843
Cadence Design Systems, Inc.*	1,015	42,447
CDK Global, Inc.	670	47,758
Citrix Systems, Inc.*	926	81,488
Electronic Arts, Inc.*	1,864	195,832
Intuit, Inc.	1,026	161,882
Microsoft Corp.	44,863	3,837,581
Oracle Corp.	32,079	1,516,695
Red Hat, Inc.*	446	53,565
salesforce.com, Inc.*	34	3,476
SS&C Technologies Holdings, Inc.	849	34,367
Synopsys, Inc.*	282	24,038
Take-Two Interactive Software, Inc.*	177	19,431
VMware, Inc. Class A*(a)	1,833	229,712

Total Software		6,863,698

Specialty Retail - 2.3%
AutoZone, Inc.*	289	205,586
Best Buy Co., Inc.	3,158	216,228
CarMax, Inc.*	1,629	104,468
Gap, Inc. (The)	4,099	139,612
Home Depot, Inc. (The)	7,680	1,455,590
L Brands, Inc.	2,688	161,871
Lowe’s Cos., Inc.	6,719	624,464
O’Reilly Automotive, Inc.*	690	165,973
Ross Stores, Inc.	2,560	205,440
Tiffany & Co.	765	79,522
TJX Cos., Inc. (The)	5,312	406,156
Tractor Supply Co.	1,030	76,992
Ulta Salon Cosmetics & Fragrance, Inc.*	335	74,926

Total Specialty Retail		3,916,828

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	46,714	7,905,410
Hewlett Packard Enterprise Co.	4,647	66,731
HP, Inc.	19,716	414,233
NetApp, Inc.	1,787	98,857
Western Digital Corp.	2,878	228,887

Total Technology Hardware, Storage & Peripherals		8,714,118

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	10,552	660,027
PVH Corp.	657	90,147
Tapestry, Inc.	1,899	83,993
VF Corp.	2,581	190,994

Total Textiles, Apparel & Luxury Goods		1,025,161

Tobacco - 2.2%
Altria Group, Inc.	35,467	2,532,699
Philip Morris International, Inc.	10,782	1,139,118

Total Tobacco		3,671,817

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,614	88,270
United Rentals, Inc.*	615	105,724
W.W. Grainger, Inc.	396	93,555

Total Trading Companies & Distributors		287,549

Water Utilities - 0.1%
American Water Works Co., Inc.	975	89,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Earnings 500 Fund (EPS)

December 31, 2017

Investments	Shares	Value

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	5,634	$357,815

TOTAL COMMON STOCKS (Cost: $130,295,933)		168,446,443

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $223,942)	3,269	238,114

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $414,341)(d)	414,341	414,341

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $130,934,216)		169,098,898
Other Assets less Liabilities - (0.1)%		(184,626)

NET ASSETS - 100.0%		$168,914,272

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $406,927 and the total market value of the collateral held by the Fund was $416,279. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,938.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 0.9%
Lockheed Martin Corp.	33,615	$10,792,096

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	87,248	10,395,599

Automobiles - 1.8%
Ford Motor Co.	848,931	10,603,148
General Motors Co.	238,024	9,756,604
Harley-Davidson, Inc.(a)	20,704	1,053,419

Total Automobiles		21,413,171

Banks - 4.2%
American National Bankshares, Inc.	1,413	54,118
Arrow Financial Corp.	1,518	51,536
BB&T Corp.	95,609	4,753,679
BCB Bancorp, Inc.	2,728	39,556
Blue Hills Bancorp, Inc.	3,068	61,667
Boston Private Financial Holdings, Inc.	9,197	142,094
Bridge Bancorp, Inc.	2,465	86,275
City Holding Co.	2,409	162,535
Community Trust Bancorp, Inc.	2,707	127,500
Financial Institutions, Inc.	2,281	70,939
First Bancorp, Inc.	1,963	53,453
First Hawaiian, Inc.	16,913	493,521
Flushing Financial Corp.	3,728	102,520
FNB Corp.	47,076	650,590
Hanmi Financial Corp.	3,442	104,465
Heritage Commerce Corp.	1,254	19,211
Hope Bancorp, Inc.	15,065	274,936
Huntington Bancshares, Inc.	141,982	2,067,258
Old National Bancorp	18,745	327,100
PacWest Bancorp	23,965	1,207,836
Park National Corp.	2,067	214,968
Penns Woods Bancorp, Inc.	717	33,398
People’s United Financial, Inc.	56,060	1,048,322
Peoples Financial Services Corp.	1,033	48,117
Sandy Spring Bancorp, Inc.	4,017	156,743
Southside Bancshares, Inc.	4,206	141,658
Trustmark Corp.	7,381	235,159
Umpqua Holdings Corp.	31,245	649,896
United Bankshares, Inc.	17,220	598,395
Univest Corp. of Pennsylvania	4,394	123,252
Valley National Bancorp	44,528	499,604
Washington Trust Bancorp, Inc.	1,896	100,962
Wells Fargo & Co.	592,309	35,935,387
WesBanco, Inc.	4,427	179,958
West Bancorporation, Inc.	2,824	71,024

Total Banks		50,887,632

Beverages - 4.2%
Coca-Cola Co. (The)	636,438	29,199,775
PepsiCo, Inc.	179,991	21,584,521

Total Beverages		50,784,296

Biotechnology - 2.7%
AbbVie, Inc.	217,096	20,995,354
Gilead Sciences, Inc.	167,411	11,993,324

Total Biotechnology		32,988,678

Capital Markets - 0.3%
Arlington Asset Investment Corp. Class A(a)	14,137	166,534
Artisan Partners Asset Management, Inc. Class A	13,347	527,207
BGC Partners, Inc. Class A	58,245	880,082
Federated Investors, Inc. Class B	16,180	583,774
Gain Capital Holdings, Inc.(a)	6,253	62,530
Legg Mason, Inc.	10,088	423,494
Moelis & Co. Class A	3,590	174,115
Virtu Financial, Inc. Class A(a)	21,502	393,487
Waddell & Reed Financial, Inc. Class A	23,450	523,873
Westwood Holdings Group, Inc.	1,610	106,598

Total Capital Markets		3,841,694

Chemicals - 0.1%
CF Industries Holdings, Inc.	35,721	1,519,571
Innophos Holdings, Inc.	2,885	134,816

Total Chemicals		1,654,387

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	40,170	678,873
Ennis, Inc.	4,063	84,307
Essendant, Inc.	10,242	94,943
HNI Corp.	5,796	223,552
KAR Auction Services, Inc.	17,511	884,481
Knoll, Inc.	5,672	130,683
LSC Communications, Inc.	8,606	130,381
Pitney Bowes, Inc.	56,367	630,183
Quad/Graphics, Inc.	7,835	177,071
RR Donnelley & Sons Co.	18,734	174,226
Steelcase, Inc. Class A	10,366	157,563

Total Commercial Services & Supplies		3,366,263

Communications Equipment - 2.2%
Cisco Systems, Inc.	699,442	26,788,629

Consumer Finance - 0.1%
Navient Corp.	58,592	780,445

Containers & Packaging - 0.5%
Greif, Inc. Class B	3,299	228,786
International Paper Co.	62,620	3,628,203
Myers Industries, Inc.	4,792	93,444
Sonoco Products Co.	12,760	678,066
WestRock Co.	32,688	2,066,208

Total Containers & Packaging		6,694,707

Distributors - 0.1%
Genuine Parts Co.	18,389	1,747,139
Weyco Group, Inc.	1,433	42,589

Total Distributors		1,789,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2017

Investments	Shares	Value

Diversified Consumer Services - 0.1%
H&R Block, Inc.	36,337	$952,756

Diversified Telecommunication Services - 9.4%
AT&T, Inc.	1,498,109	58,246,478
CenturyLink, Inc.	583,439	9,731,762
Cogent Communications Holdings, Inc.	8,716	394,835
Consolidated Communications Holdings, Inc.	36,628	446,495
Frontier Communications Corp.(a)	37,862	255,947
IDT Corp. Class B*	6,433	68,190
Verizon Communications, Inc.	861,762	45,613,063

Total Diversified Telecommunication Services		114,756,770

Electric Utilities - 5.7%
ALLETE, Inc.	6,754	502,227
Alliant Energy Corp.	30,845	1,314,305
American Electric Power Co., Inc.	74,340	5,469,194
Avangrid, Inc.	49,714	2,514,534
Duke Energy Corp.	130,833	11,004,364
Edison International	44,058	2,786,228
Entergy Corp.	36,439	2,965,770
Eversource Energy	45,414	2,869,256
Exelon Corp.	145,462	5,732,657
FirstEnergy Corp.	88,611	2,713,269
Great Plains Energy, Inc.	36,995	1,192,719
Hawaiian Electric Industries, Inc.	17,604	636,385
NextEra Energy, Inc.	53,998	8,433,948
OGE Energy Corp.	34,563	1,137,468
Otter Tail Corp.	5,152	229,006
Pinnacle West Capital Corp.	16,673	1,420,206
Portland General Electric Co.	11,271	513,732
PPL Corp.	142,108	4,398,243
Southern Co. (The)	207,677	9,987,187
Westar Energy, Inc.	17,971	948,869
Xcel Energy, Inc.	68,178	3,280,044

Total Electric Utilities		70,049,611

Electrical Equipment - 0.5%
Emerson Electric Co.	87,667	6,109,513
General Cable Corp.	7,787	230,495
Powell Industries, Inc.	1,980	56,727

Total Electrical Equipment		6,396,735

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	19,863	343,630
Daktronics, Inc.	9,034	82,480

Total Electronic Equipment, Instruments & Components		426,110

Energy Equipment & Services - 0.1%
Archrock, Inc.	10,778	113,169
Helmerich & Payne, Inc.(a)	22,869	1,478,252

Total Energy Equipment & Services		1,591,421

Equity Real Estate Investment Trusts (REITs) - 13.7%
Acadia Realty Trust	14,471	395,927
Agree Realty Corp.	4,697	241,614
Alexander’s, Inc.	986	390,308
Alexandria Real Estate Equities, Inc.	11,345	1,481,544
American Assets Trust, Inc.	5,184	198,236
American Campus Communities, Inc.	24,570	1,008,107
Apartment Investment & Management Co. Class A	23,091	1,009,308
Apple Hospitality REIT, Inc.	61,244	1,200,995
Armada Hoffler Properties, Inc.	7,936	123,246
Ashford Hospitality Prime, Inc.	8,799	85,614
Ashford Hospitality Trust, Inc.	31,467	211,773
AvalonBay Communities, Inc.	19,522	3,482,920
Bluerock Residential Growth REIT, Inc.	8,510	86,036
Brandywine Realty Trust	30,007	545,827
Brixmor Property Group, Inc.	81,938	1,528,963
Camden Property Trust	14,372	1,323,086
CareTrust REIT, Inc.	11,825	198,187
CatchMark Timber Trust, Inc. Class A	7,177	94,234
CBL & Associates Properties, Inc.(a)	89,428	506,163
Cedar Realty Trust, Inc.	13,409	81,527
Chatham Lodging Trust	11,757	267,589
Chesapeake Lodging Trust	15,463	418,893
CIM Commercial Trust Corp.	3,464	66,162
Colony NorthStar, Inc. Class A	215,624	2,460,270
Columbia Property Trust, Inc.	29,094	667,707
Community Healthcare Trust, Inc.	3,496	98,238
CoreCivic, Inc.	43,180	971,550
CorEnergy Infrastructure Trust, Inc.	4,509	172,244
CoreSite Realty Corp.	4,751	541,139
Corporate Office Properties Trust	17,634	514,913
Cousins Properties, Inc.	63,267	585,220
Crown Castle International Corp.	70,816	7,861,284
CubeSmart	30,361	878,040
CyrusOne, Inc.	12,296	731,981
DDR Corp.	165,311	1,481,187
DiamondRock Hospitality Co.	40,493	457,166
Digital Realty Trust, Inc.	31,723	3,613,250
Duke Realty Corp.	46,075	1,253,701
Easterly Government Properties, Inc.	7,136	152,282
EastGroup Properties, Inc.	4,731	418,126
Education Realty Trust, Inc.	14,561	508,470
EPR Properties	19,630	1,284,980
Equity Residential	50,446	3,216,941
Essex Property Trust, Inc.	8,590	2,073,368
Extra Space Storage, Inc.	22,564	1,973,222
Farmland Partners, Inc.(a)	7,288	63,260
Federal Realty Investment Trust	9,934	1,319,335
First Industrial Realty Trust, Inc.	13,774	433,468
Four Corners Property Trust, Inc.	11,997	308,323
Franklin Street Properties Corp.	33,674	361,659
Gaming and Leisure Properties, Inc.	69,084	2,556,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2017

Investments	Shares	Value

GEO Group, Inc. (The)	42,367	$999,861
Getty Realty Corp.	8,034	218,203
GGP, Inc.	159,442	3,729,348
Gladstone Commercial Corp.	9,913	208,768
Global Medical REIT, Inc.(a)	7,755	63,591
Global Net Lease, Inc.	29,690	611,020
Government Properties Income Trust	40,272	746,643
Gramercy Property Trust	38,734	1,032,648
HCP, Inc.	115,963	3,024,315
Healthcare Realty Trust, Inc.	20,671	663,953
Healthcare Trust of America, Inc. Class A	35,585	1,068,973
Hersha Hospitality Trust	9,945	173,043
Highwoods Properties, Inc.	15,885	808,705
Hospitality Properties Trust	51,138	1,526,469
Host Hotels & Resorts, Inc.	133,032	2,640,685
Hudson Pacific Properties, Inc.	18,749	642,153
Independence Realty Trust, Inc.	22,831	230,365
InfraREIT, Inc.	9,876	183,496
Investors Real Estate Trust	39,248	222,929
Iron Mountain, Inc.	72,067	2,719,088
JBG SMITH Properties	12,444	432,180
Jernigan Capital, Inc.	3,888	73,911
Kimco Realty Corp.	115,557	2,097,360
Kite Realty Group Trust	24,525	480,690
Lamar Advertising Co. Class A	16,363	1,214,789
LaSalle Hotel Properties	32,445	910,731
Lexington Realty Trust	74,456	718,500
Liberty Property Trust	26,698	1,148,281
Life Storage, Inc.	8,855	788,715
LTC Properties, Inc.	7,782	338,906
Macerich Co. (The)	28,286	1,857,825
Mack-Cali Realty Corp.	13,054	281,444
MedEquities Realty Trust, Inc.	9,591	107,611
Medical Properties Trust, Inc.	115,434	1,590,681
Mid-America Apartment Communities, Inc.	16,897	1,699,162
Monmouth Real Estate Investment Corp. Class A	13,435	239,143
National Health Investors, Inc.	9,061	683,018
National Retail Properties, Inc.	30,712	1,324,609
National Storage Affiliates Trust	6,847	186,649
New Senior Investment Group, Inc.	45,816	346,369
NexPoint Residential Trust, Inc.	5,924	165,517
NorthStar Realty Europe Corp.	12,555	168,614
Omega Healthcare Investors, Inc.(a)	82,934	2,284,002
One Liberty Properties, Inc.	5,387	139,631
Outfront Media, Inc.	37,891	879,071
Park Hotels & Resorts, Inc.	57,196	1,644,385
Pebblebrook Hotel Trust	14,473	537,961
Pennsylvania Real Estate Investment Trust(a)	23,037	273,910
Physicians Realty Trust	39,639	713,106
Piedmont Office Realty Trust, Inc. Class A	25,011	490,466
Potlatch Corp.	6,056	302,194
Preferred Apartment Communities, Inc. Class A	6,081	123,140
Prologis, Inc.	66,606	4,296,753
Public Storage	30,199	6,311,591
QTS Realty Trust, Inc. Class A	5,475	296,526
Ramco-Gershenson Properties Trust	17,799	262,179
Rayonier, Inc.	18,553	586,831
Realty Income Corp.	57,727	3,291,594
Regency Centers Corp.	23,940	1,656,169
Retail Opportunity Investments Corp.	17,623	351,579
Retail Properties of America, Inc. Class A	51,848	696,837
RLJ Lodging Trust	47,096	1,034,699
Ryman Hospitality Properties, Inc.	10,303	711,113
Sabra Health Care REIT, Inc.	73,677	1,382,917
Safety Income and Growth, Inc.	2,891	50,882
Saul Centers, Inc.	2,977	183,830
Select Income REIT	32,603	819,313
Senior Housing Properties Trust	86,239	1,651,477
Simon Property Group, Inc.	64,835	11,134,763
SL Green Realty Corp.	12,951	1,307,144
Spirit Realty Capital, Inc.	171,035	1,467,480
STAG Industrial, Inc.	21,366	583,933
STORE Capital Corp.	40,106	1,044,360
Summit Hotel Properties, Inc.	20,594	313,647
Sun Communities, Inc.	10,874	1,008,890
Tanger Factory Outlet Centers, Inc.(a)	22,302	591,226
Taubman Centers, Inc.	11,133	728,432
Tier REIT, Inc.	9,504	193,787
UDR, Inc.	39,700	1,529,244
UMH Properties, Inc.	8,846	131,805
Uniti Group, Inc.(a)	87,279	1,552,693
Universal Health Realty Income Trust	2,375	178,386
Urban Edge Properties	17,563	447,681
Urstadt Biddle Properties, Inc. Class A	6,736	146,441
Ventas, Inc.	78,573	4,715,166
VEREIT, Inc.	303,176	2,361,741
Vornado Realty Trust	26,211	2,049,176
W.P. Carey, Inc.	30,559	2,105,515
Washington Prime Group, Inc.	99,344	707,329
Washington Real Estate Investment Trust	12,846	399,768
Weingarten Realty Investors	26,897	884,104
Welltower, Inc.	88,872	5,667,367
Weyerhaeuser Co.	124,019	4,372,910
Whitestone REIT	11,435	164,778
Xenia Hotels & Resorts, Inc.	25,532	551,236

Total Equity Real Estate Investment Trusts (REITs)		167,583,810

Food & Staples Retailing - 0.0%
Village Super Market, Inc. Class A	2,571	58,953
Weis Markets, Inc.	3,027	125,287

Total Food & Staples Retailing		184,240

Food Products - 2.5%
Archer-Daniels-Midland Co.	77,180	3,093,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2017

Investments	Shares	Value

B&G Foods, Inc.(a)	16,135	$567,145
Campbell Soup Co.	37,964	1,826,448
Dean Foods Co.	11,394	131,715
Flowers Foods, Inc.	31,606	610,312
General Mills, Inc.	91,228	5,408,908
J.M. Smucker Co. (The)	13,116	1,629,532
Kellogg Co.	50,238	3,415,179
Kraft Heinz Co. (The)	177,503	13,802,633

Total Food Products		30,485,247

Gas Utilities - 0.2%
National Fuel Gas Co.	10,240	562,278
New Jersey Resources Corp.	10,487	421,577
Northwest Natural Gas Co.	4,566	272,362
South Jersey Industries, Inc.	10,920	341,032
Spire, Inc.	6,487	487,498
WGL Holdings, Inc.	5,472	469,717

Total Gas Utilities		2,554,464

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience, Inc.	7,277	101,878

Health Care Providers & Services - 0.3%
Cardinal Health, Inc.	44,091	2,701,455
National HealthCare Corp.	1,804	109,936
Owens & Minor, Inc.	14,336	270,664
Patterson Cos., Inc.	11,092	400,754

Total Health Care Providers & Services		3,482,809

Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.(a)	7,382	286,717
Cracker Barrel Old Country Store, Inc.(a)	3,178	504,952
Darden Restaurants, Inc.	16,258	1,561,093
DineEquity, Inc.	5,913	299,967
Las Vegas Sands Corp.	151,813	10,549,485
Six Flags Entertainment Corp.	17,440	1,160,981
Speedway Motorsports, Inc.	5,261	99,275

Total Hotels, Restaurants & Leisure		14,462,470

Household Durables - 0.3%
CSS Industries, Inc.	1,079	30,029
Leggett & Platt, Inc.	18,332	874,986
MDC Holdings, Inc.	9,464	301,712
Newell Brands, Inc.	64,460	1,991,814
Tupperware Brands Corp.	10,760	674,652

Total Household Durables		3,873,193

Household Products - 3.2%
Kimberly-Clark Corp.	51,489	6,212,663
Procter & Gamble Co. (The)	354,833	32,602,056

Total Household Products		38,814,719

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	130,052	1,408,463
NRG Yield, Inc. Class A	10,582	199,471
Pattern Energy Group, Inc.	34,498	741,362

Total Independent Power & Renewable Electricity Producers		2,349,296

Industrial Conglomerates - 1.5%
General Electric Co.	1,080,626	18,856,924

Insurance - 1.9%
American National Insurance Co.	2,863	367,180
AmTrust Financial Services, Inc.(a)	54,314	546,942
Baldwin & Lyons, Inc. Class B	2,687	64,354
Cincinnati Financial Corp.	19,300	1,446,921
Donegal Group, Inc. Class A	3,373	58,353
EMC Insurance Group, Inc.	3,472	99,612
Erie Indemnity Co. Class A	5,446	663,541
First American Financial Corp.	17,628	987,873
FNF Group	34,126	1,339,104
HCI Group, Inc.	1,593	47,631
Mercury General Corp.	11,478	613,384
MetLife, Inc.	143,222	7,241,304
Old Republic International Corp.	45,508	972,961
Principal Financial Group, Inc.	35,629	2,513,982
Prudential Financial, Inc.	49,424	5,682,772
Safety Insurance Group, Inc.	2,511	201,884
Stewart Information Services Corp.	2,748	116,240

Total Insurance		22,964,038

Internet Software & Services - 0.0%
Reis, Inc.	1,462	30,190

IT Services - 2.5%
International Business Machines Corp.	164,088	25,174,381
Paychex, Inc.	47,887	3,260,147
Sabre Corp.	33,239	681,400
Western Union Co. (The)	73,422	1,395,752

Total IT Services		30,511,680

Machinery - 0.3%
American Railcar Industries, Inc.(a)	2,772	115,426
Cummins, Inc.	20,036	3,539,159
Miller Industries, Inc.	1,645	42,441

Total Machinery		3,697,026

Marine - 0.0%
Matson, Inc.	4,665	139,204

Media - 0.7%
AMC Entertainment Holdings, Inc. Class A(a)	11,385	171,913
Cinemark Holdings, Inc.	16,589	577,629
Entercom Communications Corp. Class A	17,885	193,158
Entravision Communications Corp. Class A	7,920	56,628
Gannett Co., Inc.	32,629	378,170
Interpublic Group of Cos., Inc. (The)	60,122	1,212,060
Meredith Corp.	5,679	375,098
National CineMedia, Inc.	37,017	253,937
New Media Investment Group, Inc.	20,371	341,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2017

Investments	Shares	Value

Omnicom Group, Inc.	33,517	$2,441,043
Regal Entertainment Group Class A	22,874	526,331
Tribune Media Co. Class A	10,580	449,333
Viacom, Inc. Class B	41,888	1,290,569

Total Media		8,267,694

Metals & Mining - 0.2%
Compass Minerals International, Inc.(a)	6,223	449,612
Haynes International, Inc.	1,664	53,331
Nucor Corp.	35,372	2,248,952
Schnitzer Steel Industries, Inc. Class A	3,074	102,979

Total Metals & Mining		2,854,874

Multi-Utilities - 3.1%
Ameren Corp.	34,222	2,018,756
Avista Corp.	8,853	455,841
Black Hills Corp.	7,556	454,191
CenterPoint Energy, Inc.	78,196	2,217,639
CMS Energy Corp.	36,417	1,722,524
Consolidated Edison, Inc.	45,649	3,877,882
Dominion Energy, Inc.	108,062	8,759,506
DTE Energy Co.	26,182	2,865,882
MDU Resources Group, Inc.	24,635	662,189
NiSource, Inc.	42,694	1,095,955
NorthWestern Corp.	7,670	457,899
Public Service Enterprise Group, Inc.	79,444	4,091,366
SCANA Corp.	33,490	1,332,232
Sempra Energy	32,263	3,449,560
Unitil Corp.	2,928	133,575
Vectren Corp.	11,534	749,941
WEC Energy Group, Inc.	45,208	3,003,167

Total Multi-Utilities		37,348,105

Multiline Retail - 0.9%
Kohl’s Corp.	32,941	1,786,391
Macy’s, Inc.	78,960	1,989,002
Nordstrom, Inc.	23,242	1,101,206
Target Corp.	100,453	6,554,558

Total Multiline Retail		11,431,157

Oil, Gas & Consumable Fuels - 12.4%
Chevron Corp.	312,905	39,172,577
CVR Energy, Inc.	27,202	1,013,002
Evolution Petroleum Corp.	8,996	61,623
Exxon Mobil Corp.	721,997	60,387,829
Green Plains, Inc.	4,635	78,100
HollyFrontier Corp.	26,784	1,371,876
Kinder Morgan, Inc.	287,038	5,186,777
Marathon Petroleum Corp.	57,459	3,791,145
Murphy Oil Corp.	27,062	840,275
Occidental Petroleum Corp.	156,506	11,528,232
ONEOK, Inc.	98,574	5,268,780
PBF Energy, Inc. Class A	18,189	644,800
Phillips 66	65,204	6,595,385
SemGroup Corp. Class A	23,350	705,170
Targa Resources Corp.	77,581	3,756,472
Valero Energy Corp.	65,568	6,026,355
Williams Cos., Inc. (The)	158,912	4,845,227

Total Oil, Gas & Consumable Fuels		151,273,625

Paper & Forest Products - 0.1%
Domtar Corp.	11,069	548,137
Schweitzer-Mauduit International, Inc.	5,352	242,767

Total Paper & Forest Products		790,904

Personal Products - 0.2%
Coty, Inc. Class A	92,712	1,844,042
Natural Health Trends Corp.	1,511	22,952

Total Personal Products		1,866,994

Pharmaceuticals - 9.1%
Eli Lilly & Co.	122,619	10,356,401
Johnson & Johnson	293,883	41,061,333
Merck & Co., Inc.	430,475	24,222,828
Pfizer, Inc.	977,828	35,416,930

Total Pharmaceuticals		111,057,492

Professional Services - 0.0%
Resources Connection, Inc.	3,660	56,547

Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.	25,388	440,482

Semiconductors & Semiconductor Equipment - 3.6%
Cypress Semiconductor Corp.	52,808	804,794
Intel Corp.	540,203	24,935,771
Maxim Integrated Products, Inc.	38,351	2,004,990
NVE Corp.	974	83,764
QUALCOMM, Inc.	239,269	15,318,001
Xperi Corp.	7,579	184,928

Total Semiconductors & Semiconductor Equipment		43,332,248

Software - 0.2%
American Software, Inc. Class A	4,410	51,288
CA, Inc.	58,333	1,941,322
TiVo Corp.	21,535	335,946

Total Software		2,328,556

Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	11,576	201,770
American Eagle Outfitters, Inc.	21,548	405,102
Barnes & Noble, Inc.	28,110	188,337
Bed Bath & Beyond, Inc.	14,598	321,010
Buckle, Inc. (The)	9,377	222,704
Cato Corp. (The) Class A	8,297	132,088
Chico’s FAS, Inc.	18,217	160,674
DSW, Inc. Class A	11,868	254,094
Finish Line, Inc. (The) Class A	6,242	90,696
Foot Locker, Inc.	14,248	667,946
GameStop Corp. Class A(a)	35,082	629,722
Gap, Inc. (The)	53,388	1,818,395
Guess?, Inc.	24,359	411,180
L Brands, Inc.	54,388	3,275,245
Office Depot, Inc.	61,888	219,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

December 31, 2017

Investments	Shares	Value

Penske Automotive Group, Inc.	9,456	$452,470
Pier 1 Imports, Inc.	16,822	69,643
Tailored Brands, Inc.(a)	5,669	123,754
Williams-Sonoma, Inc.(a)	10,153	524,910

Total Specialty Retail		10,168,824

Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	208,855	4,388,044
Western Digital Corp.	34,665	2,756,907
Xerox Corp.	38,767	1,130,058

Total Technology Hardware, Storage & Peripherals		8,275,009

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.(a)	45,164	944,379
Tapestry, Inc.	41,904	1,853,414
VF Corp.	47,337	3,502,938

Total Textiles, Apparel & Luxury Goods		6,300,731

Thrifts & Mortgage Finance - 0.3%
Dime Community Bancshares, Inc.	5,158	108,060
New York Community Bancorp, Inc.	109,502	1,425,716
Northwest Bancshares, Inc.	17,382	290,801
Oritani Financial Corp.	8,387	137,547
Provident Financial Services, Inc.	7,200	194,184
TFS Financial Corp.	53,194	794,718
TrustCo Bank Corp.	12,373	113,832
United Financial Bancorp, Inc.	7,843	138,350

Total Thrifts & Mortgage Finance		3,203,208

Tobacco - 4.5%
Altria Group, Inc.	322,023	22,995,663
Philip Morris International, Inc.	285,859	30,201,003
Universal Corp.	3,882	203,805
Vector Group Ltd.(a)	40,530	907,061

Total Tobacco		54,307,532

Trading Companies & Distributors - 0.1%
GATX Corp.	4,496	279,471
H&E Equipment Services, Inc.	7,097	288,493
Watsco, Inc.	4,010	681,861

Total Trading Companies & Distributors		1,249,825

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	32,583	2,091,829

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	2,941	46,027

TOTAL COMMON STOCKS (Cost: $1,124,109,995)		1,213,133,579

EXCHANGE-TRADED FUND - 0.3%
United States - 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $3,349,287)	38,213	3,552,280

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%
United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $9,792,997)(d)	9,792,997	9,792,997

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $1,137,252,279)		1,226,478,856
Other Assets less Liabilities - (0.6)%		(7,002,595)

NET ASSETS - 100.0%		$1,219,476,261

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $12,156,678 and the total market value of the collateral held by the Fund was $12,656,426. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,863,429.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 2.8%
Boeing Co. (The)	59,821	$17,641,811
General Dynamics Corp.	24,999	5,086,046
Harris Corp.	10,144	1,436,898
L3 Technologies, Inc.	6,218	1,230,231
Lockheed Martin Corp.	36,843	11,828,445
Northrop Grumman Corp.	11,742	3,603,737
Raytheon Co.	25,229	4,739,268
Rockwell Collins, Inc.	8,185	1,110,050
Textron, Inc.	1,823	103,164
United Technologies Corp.	91,745	11,703,910

Total Aerospace & Defense		58,483,560

Air Freight & Logistics - 0.7%
FedEx Corp.	11,066	2,761,410
United Parcel Service, Inc. Class B	94,976	11,316,390

Total Air Freight & Logistics		14,077,800

Airlines - 0.3%
American Airlines Group, Inc.	18,927	984,772
Delta Air Lines, Inc.	79,828	4,470,368
Southwest Airlines Co.	23,359	1,528,846

Total Airlines		6,983,986

Automobiles - 1.1%
Ford Motor Co.	924,454	11,546,430
General Motors Co.	260,810	10,690,602

Total Automobiles		22,237,032

Banks - 7.8%
Bank of America Corp.	862,324	25,455,804
BB&T Corp.	103,744	5,158,152
Citigroup, Inc.	223,219	16,609,726
Citizens Financial Group, Inc.	41,164	1,728,065
Comerica, Inc.	11,096	963,244
Fifth Third Bancorp	73,629	2,233,904
First Republic Bank	5,919	512,822
Huntington Bancshares, Inc.	155,345	2,261,823
JPMorgan Chase & Co.	369,634	39,528,660
KeyCorp	110,595	2,230,701
M&T Bank Corp.	13,048	2,231,077
PNC Financial Services Group, Inc. (The)	49,166	7,094,162
Regions Financial Corp.	119,538	2,065,617
SunTrust Banks, Inc.	57,126	3,689,768
U.S. Bancorp	179,314	9,607,644
Wells Fargo & Co.	648,959	39,372,343

Total Banks		160,743,512

Beverages - 3.0%
Brown-Forman Corp. Class B	11,292	775,422
Coca-Cola Co. (The)	696,865	31,972,166
Constellation Brands, Inc. Class A	8,419	1,924,331
Dr. Pepper Snapple Group, Inc.	21,964	2,131,826
Molson Coors Brewing Co. Class B	19,241	1,579,109
PepsiCo, Inc.	197,198	23,647,984

Total Beverages		62,030,838

Biotechnology - 2.6%
AbbVie, Inc.	238,536	23,068,817
Amgen, Inc.	96,157	16,721,702
Gilead Sciences, Inc.	182,555	13,078,240

Total Biotechnology		52,868,759

Building Products - 0.0%
Masco Corp.	13,198	579,920

Capital Markets - 2.8%
Ameriprise Financial, Inc.	15,200	2,575,944
Bank of New York Mellon Corp. (The)	88,470	4,764,994
BlackRock, Inc.	15,845	8,139,735
CBOE Global Markets, Inc.	4,170	519,540
Charles Schwab Corp. (The)	42,248	2,170,280
CME Group, Inc.	29,863	4,361,491
Franklin Resources, Inc.	49,212	2,132,356
Goldman Sachs Group, Inc. (The)	22,329	5,688,536
Intercontinental Exchange, Inc.	32,834	2,316,767
Moody’s Corp.	10,304	1,520,974
Morgan Stanley	170,259	8,933,490
Nasdaq, Inc.	14,828	1,139,235
Northern Trust Corp.	19,469	1,944,758
S&P Global, Inc.	12,914	2,187,632
State Street Corp.	32,561	3,178,279
T. Rowe Price Group, Inc.	28,094	2,947,903
TD Ameritrade Holding Corp.	44,804	2,290,829

Total Capital Markets		56,812,743

Chemicals - 2.0%
Air Products & Chemicals, Inc.	25,498	4,183,712
Albemarle Corp.	4,650	594,688
Celanese Corp. Series A	11,554	1,237,202
DowDuPont, Inc.	254,214	18,105,121
Eastman Chemical Co.	14,875	1,378,020
Ecolab, Inc.	15,824	2,123,264
Monsanto Co.	41,070	4,796,155
PPG Industries, Inc.	19,981	2,334,180
Praxair, Inc.	30,476	4,714,028
Sherwin-Williams Co. (The)	4,188	1,717,248

Total Chemicals		41,183,618

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,724	891,971
Republic Services, Inc.	35,743	2,416,584
Waste Management, Inc.	45,149	3,896,359

Total Commercial Services & Supplies		7,204,914

Communications Equipment - 1.5%
Cisco Systems, Inc.	768,933	29,450,134
Motorola Solutions, Inc.	18,213	1,645,362

Total Communications Equipment		31,095,496

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,477	547,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2017

Investments	Shares	Value

Vulcan Materials Co.	5,017	$644,032

Total Construction Materials		1,191,548

Consumer Finance - 0.7%
American Express Co.	63,077	6,264,177
Capital One Financial Corp.	40,580	4,040,956
Discover Financial Services	34,135	2,625,664
Synchrony Financial	61,975	2,392,855

Total Consumer Finance		15,323,652

Containers & Packaging - 0.3%
Ball Corp.	16,497	624,412
International Paper Co.	68,943	3,994,557
WestRock Co.	34,522	2,182,136

Total Containers & Packaging		6,801,105

Distributors - 0.1%
Genuine Parts Co.	20,520	1,949,605

Diversified Telecommunication Services - 6.1%
AT&T, Inc.	1,642,982	63,879,140
CenturyLink, Inc.	634,399	10,581,776
Verizon Communications, Inc.	944,726	50,004,347

Total Diversified Telecommunication Services		124,465,263

Electric Utilities - 3.3%
American Electric Power Co., Inc.	81,140	5,969,470
Avangrid, Inc.	53,640	2,713,111
Duke Energy Corp.	142,972	12,025,375
Edison International	48,432	3,062,840
Entergy Corp.	38,885	3,164,850
Eversource Energy	47,043	2,972,177
Exelon Corp.	154,973	6,107,486
FirstEnergy Corp.	97,589	2,988,175
NextEra Energy, Inc.	59,115	9,233,172
PPL Corp.	156,251	4,835,968
Southern Co. (The)	226,380	10,886,614
Xcel Energy, Inc.	73,742	3,547,728

Total Electric Utilities		67,506,966

Electrical Equipment - 0.5%
AMETEK, Inc.	4,945	358,364
Emerson Electric Co.	95,679	6,667,870
Rockwell Automation, Inc.	11,612	2,280,016

Total Electrical Equipment		9,306,250

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	13,243	1,162,735
Corning, Inc.	86,950	2,781,531

Total Electronic Equipment, Instruments & Components		3,944,266

Energy Equipment & Services - 0.2%
Halliburton Co.	69,482	3,395,585

Equity Real Estate Investment Trusts (REITs) - 4.2%
American Tower Corp.	40,592	5,791,261
AvalonBay Communities, Inc.	21,484	3,832,960
Boston Properties, Inc.	17,995	2,339,890
Crown Castle International Corp.	77,798	8,636,356
Digital Realty Trust, Inc.	32,573	3,710,065
Equinix, Inc.	6,895	3,124,952
Equity Residential	56,214	3,584,767
Essex Property Trust, Inc.	9,455	2,282,153
GGP, Inc.	174,190	4,074,304
Host Hotels & Resorts, Inc.	147,828	2,934,386
Prologis, Inc.	72,462	4,674,524
Public Storage	32,701	6,834,509
Realty Income Corp.	62,954	3,589,637
Simon Property Group, Inc.	70,618	12,127,935
Ventas, Inc.	86,181	5,171,722
Vornado Realty Trust	28,476	2,226,254
Welltower, Inc.	96,338	6,143,474
Weyerhaeuser Co.	136,428	4,810,451

Total Equity Real Estate Investment Trusts (REITs)		85,889,600

Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	23,218	4,321,334
CVS Health Corp.	137,838	9,993,255
Kroger Co. (The)	79,936	2,194,243
Sysco Corp.	60,679	3,685,036
Wal-Mart Stores, Inc.	318,237	31,425,904
Walgreens Boots Alliance, Inc.	109,828	7,975,709

Total Food & Staples Retailing		59,595,481

Food Products - 2.2%
Archer-Daniels-Midland Co.	84,251	3,376,780
Campbell Soup Co.	41,727	2,007,486
Conagra Brands, Inc.	48,067	1,810,684
General Mills, Inc.	98,397	5,833,958
Hershey Co. (The)	17,434	1,978,933
Hormel Foods Corp.	52,947	1,926,741
J.M. Smucker Co. (The)	14,604	1,814,401
Kellogg Co.	55,039	3,741,551
Kraft Heinz Co. (The)	193,692	15,061,490
Mondelez International, Inc. Class A	152,508	6,527,343
Tyson Foods, Inc. Class A	21,043	1,705,956

Total Food Products		45,785,323

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	171,641	9,795,552
Baxter International, Inc.	27,761	1,794,471
Becton, Dickinson and Co.	16,794	3,594,896
Danaher Corp.	20,853	1,935,576
Dentsply Sirona, Inc.	6,004	395,243
Stryker Corp.	21,499	3,328,905
Zimmer Biomet Holdings, Inc.	8,307	1,002,406

Total Health Care Equipment & Supplies		21,847,049

Health Care Providers & Services - 1.5%
Aetna, Inc.	17,377	3,134,637
AmerisourceBergen Corp.	19,426	1,783,695
Anthem, Inc.	16,546	3,723,015
Cardinal Health, Inc.	48,010	2,941,573
Cigna Corp.	365	74,128
Humana, Inc.	4,420	1,096,469
McKesson Corp.	9,095	1,418,365
Quest Diagnostics, Inc.	13,138	1,293,962
UnitedHealth Group, Inc.	65,736	14,492,159

Total Health Care Providers & Services		29,958,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2017

Investments	Shares	Value

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	13,343	$1,065,572
Las Vegas Sands Corp.	166,403	11,563,345
Marriott International, Inc. Class A	19,562	2,655,150
McDonald’s Corp.	94,100	16,196,492
MGM Resorts International	34,603	1,155,394
Starbucks Corp.	144,612	8,305,067
Wynn Resorts Ltd.	5,838	984,228
Yum! Brands, Inc.	25,755	2,101,866

Total Hotels, Restaurants & Leisure		44,027,114

Household Durables - 0.1%
D.R. Horton, Inc.	16,506	842,961
Newell Brands, Inc.	69,882	2,159,354

Total Household Durables		3,002,315

Household Products - 2.5%
Clorox Co. (The)	15,492	2,304,280
Colgate-Palmolive Co.	96,631	7,290,809
Kimberly-Clark Corp.	56,585	6,827,546
Procter & Gamble Co. (The)	390,266	35,857,640

Total Household Products		52,280,275

Industrial Conglomerates - 2.3%
3M Co.	59,524	14,010,164
General Electric Co.	1,186,875	20,710,968
Honeywell International, Inc.	74,941	11,492,952
Roper Technologies, Inc.	2,896	750,064

Total Industrial Conglomerates		46,964,148

Insurance - 2.2%
Aflac, Inc.	41,583	3,650,156
Allstate Corp. (The)	27,194	2,847,484
American International Group, Inc.	96,663	5,759,181
CNA Financial Corp.	28,631	1,518,875
Hartford Financial Services Group, Inc. (The)	32,710	1,840,919
Lincoln National Corp.	18,623	1,431,550
Loews Corp.	8,783	439,413
Marsh & McLennan Cos., Inc.	46,215	3,761,439
MetLife, Inc.	155,420	7,858,035
Principal Financial Group, Inc.	39,212	2,766,799
Progressive Corp. (The)	38,198	2,151,311
Prudential Financial, Inc.	54,397	6,254,567
Travelers Cos., Inc. (The)	29,511	4,002,872

Total Insurance		44,282,601

Internet & Catalog Retail - 0.0%
Expedia, Inc.	6,851	820,544

IT Services - 2.7%
Alliance Data Systems Corp.	2,602	659,555
Automatic Data Processing, Inc.	48,500	5,683,715
Cognizant Technology Solutions Corp. Class A	23,321	1,656,258
DXC Technology Co.	9,687	919,296
Fidelity National Information Services, Inc.	20,846	1,961,400
International Business Machines Corp.	179,596	27,553,618
MasterCard, Inc. Class A	31,507	4,768,900
Paychex, Inc.	52,076	3,545,334
Total System Services, Inc.	5,324	421,075
Visa, Inc. Class A	64,093	7,307,884

Total IT Services		54,477,035

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	14,954	1,001,470
Thermo Fisher Scientific, Inc.	6,741	1,279,981

Total Life Sciences Tools & Services		2,281,451

Machinery - 1.5%
Caterpillar, Inc.	65,609	10,338,666
Cummins, Inc.	21,572	3,810,478
Deere & Co.	26,305	4,116,996
Dover Corp.	15,471	1,562,416
Fortive Corp.	7,215	522,005
Illinois Tool Works, Inc.	32,679	5,452,491
PACCAR, Inc.	24,301	1,727,315
Parker-Hannifin Corp.	9,739	1,943,710
Stanley Black & Decker, Inc.	12,032	2,041,710

Total Machinery		31,515,787

Media - 2.1%
CBS Corp. Class B Non-Voting Shares	22,639	1,335,701
Comcast Corp. Class A	386,392	15,475,000
Omnicom Group, Inc.	36,455	2,655,018
Sirius XM Holdings, Inc.(a)	186,720	1,000,819
Time Warner, Inc.	68,301	6,247,493
Twenty-First Century Fox, Inc. Class A	58,212	2,010,060
Twenty-First Century Fox, Inc. Class B	44,374	1,514,041
Walt Disney Co. (The)	121,344	13,045,693

Total Media		43,283,825

Metals & Mining - 0.2%
Newmont Mining Corp.	21,750	816,060
Nucor Corp.	39,391	2,504,480

Total Metals & Mining		3,320,540

Multi-Utilities - 1.7%
Ameren Corp.	36,423	2,148,593
CenterPoint Energy, Inc.	76,554	2,171,071
CMS Energy Corp.	38,450	1,818,685
Consolidated Edison, Inc.	49,620	4,215,219
Dominion Energy, Inc.	117,482	9,523,091
DTE Energy Co.	27,718	3,034,012
Public Service Enterprise Group, Inc.	85,611	4,408,967
Sempra Energy	35,621	3,808,597
WEC Energy Group, Inc.	48,849	3,245,039

Total Multi-Utilities		34,373,274

Multiline Retail - 0.4%
Dollar General Corp.	15,632	1,453,933
Target Corp.	108,681	7,091,435

Total Multiline Retail		8,545,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2017

Investments	Shares	Value

Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	11,047	$592,561
Andeavor	15,738	1,799,483
Apache Corp.	44,459	1,877,059
Cabot Oil & Gas Corp.	14,232	407,035
Chevron Corp.	342,879	42,925,022
ConocoPhillips	122,168	6,705,802
Devon Energy Corp.	15,836	655,611
EOG Resources, Inc.	19,121	2,063,347
EQT Corp.	2,509	142,812
Exxon Mobil Corp.	791,881	66,232,927
Hess Corp.	33,387	1,584,881
Kinder Morgan, Inc.	309,562	5,593,785
Marathon Petroleum Corp.	62,370	4,115,173
Occidental Petroleum Corp.	170,458	12,555,936
ONEOK, Inc.	106,374	5,685,690
Phillips 66	71,468	7,228,988
Pioneer Natural Resources Co.	406	70,177
Valero Energy Corp.	71,420	6,564,212
Williams Cos., Inc. (The)	171,062	5,215,681

Total Oil, Gas & Consumable Fuels		172,016,182

Personal Products - 0.2%
Coty, Inc. Class A	100,392	1,996,797
Estee Lauder Cos., Inc. (The) Class A	14,561	1,852,742

Total Personal Products		3,849,539

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	206,620	12,661,674
Eli Lilly & Co.	134,372	11,349,059
Johnson & Johnson	323,336	45,176,506
Merck & Co., Inc.	471,089	26,508,178
Pfizer, Inc.	1,074,683	38,925,018
Zoetis, Inc.	14,851	1,069,866

Total Pharmaceuticals		135,690,301

Professional Services - 0.0%
Equifax, Inc.	7,725	910,932

Road & Rail - 0.9%
CSX Corp.	65,580	3,607,556
Norfolk Southern Corp.	25,706	3,724,799
Union Pacific Corp.	82,328	11,040,185

Total Road & Rail		18,372,540

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	38,817	3,455,878
Applied Materials, Inc.	43,901	2,244,219
Intel Corp.	593,727	27,406,438
KLA-Tencor Corp.	18,568	1,950,940
Lam Research Corp.	9,335	1,718,293
Maxim Integrated Products, Inc.	40,457	2,115,092
Microchip Technology, Inc.	20,347	1,788,094
NVIDIA Corp.	10,136	1,961,316
QUALCOMM, Inc.	261,257	16,725,673
Skyworks Solutions, Inc.	12,247	1,162,853
Texas Instruments, Inc.	126,413	13,202,574
Xilinx, Inc.	26,298	1,773,011

Total Semiconductors & Semiconductor Equipment		75,504,381

Software - 4.3%
Activision Blizzard, Inc.	19,957	1,263,677
CA, Inc.	64,046	2,131,451
Intuit, Inc.	13,164	2,077,016
Microsoft Corp.	774,925	66,287,085
Oracle Corp.	319,185	15,091,067
Symantec Corp.	33,941	952,384

Total Software		87,802,680

Specialty Retail - 2.0%
Best Buy Co., Inc.	32,425	2,220,140
Home Depot, Inc. (The)	114,478	21,697,015
L Brands, Inc.	57,987	3,491,977
Lowe’s Cos., Inc.	79,594	7,397,466
Ross Stores, Inc.	15,933	1,278,623
TJX Cos., Inc. (The)	52,351	4,002,758

Total Specialty Retail		40,087,979

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	384,420	65,055,397
Hewlett Packard Enterprise Co.	160,579	2,305,914
HP, Inc.	227,234	4,774,186
NetApp, Inc.	16,640	920,525
Western Digital Corp.	37,268	2,963,924

Total Technology Hardware, Storage & Peripherals		76,019,946

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	85,855	5,370,230
VF Corp.	51,353	3,800,122

Total Textiles, Apparel & Luxury Goods		9,170,352

Tobacco - 2.8%
Altria Group, Inc.	352,322	25,159,314
Philip Morris International, Inc.	314,352	33,211,289

Total Tobacco		58,370,603

Trading Companies & Distributors - 0.1%
Fastenal Co.	34,183	1,869,468

Water Utilities - 0.1%
American Water Works Co., Inc.	16,600	1,518,734

TOTAL COMMON STOCKS (Cost: $1,672,623,697)		2,041,619,788

EXCHANGE-TRADED FUND - 0.4%
United States - 0.4%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $7,538,560)	82,407	7,660,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $570,548)(d)	570,548	$570,548

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,680,732,805)		2,049,850,891
Other Assets less Liabilities - 0.1%		2,491,794

NET ASSETS - 100.0%		$2,052,342,685

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)	At December 31, 2017, the total market value of the Fund’s securities on loan was $556,025 and the total market value of the collateral held by the Fund was $570,548.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.3%
Arconic, Inc.	377,482	$10,286,384
BWX Technologies, Inc.	57,259	3,463,597
Curtiss-Wright Corp.	17,259	2,103,009
HEICO Corp. Class A	8,424	665,917
Hexcel Corp.	59,288	3,666,963
Huntington Ingalls Industries, Inc.	44,168	10,410,398
Orbital ATK, Inc.	45,734	6,014,021
Spirit AeroSystems Holdings, Inc. Class A	44,788	3,907,753

Total Aerospace & Defense		40,518,042

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	228,069	20,318,667
Expeditors International of Washington, Inc.	186,069	12,036,804

Total Air Freight & Logistics		32,355,471

Airlines - 0.4%
Alaska Air Group, Inc.	167,673	12,325,642

Auto Components - 1.6%
BorgWarner, Inc.	213,595	10,912,569
Dana, Inc.	84,240	2,696,522
Gentex Corp.	442,895	9,278,650
Goodyear Tire & Rubber Co. (The)	344,482	11,130,213
LCI Industries	33,325	4,332,250
Lear Corp.	60,589	10,703,653

Total Auto Components		49,053,857

Automobiles - 0.8%
Harley-Davidson, Inc.(a)	381,674	19,419,573
Thor Industries, Inc.	41,915	6,317,429

Total Automobiles		25,737,002

Banks - 3.3%
Associated Banc-Corp.	100,700	2,557,780
Bank of Hawaii Corp.	31,059	2,661,756
Bank of the Ozarks, Inc.	60,436	2,928,124
BankUnited, Inc.	67,373	2,743,429
BOK Financial Corp.	40,203	3,711,541
Cathay General Bancorp	54,150	2,283,506
Chemical Financial Corp.	44,563	2,382,784
CIT Group, Inc.	53,302	2,624,057
Columbia Banking System, Inc.	41,316	1,794,767
Commerce Bancshares, Inc.	49,193	2,746,937
Cullen/Frost Bankers, Inc.	45,811	4,336,011
East West Bancorp, Inc.	58,375	3,550,951
First Citizens BancShares, Inc. Class A	1,160	467,480
First Hawaiian, Inc.	123,620	3,607,232
First Horizon National Corp.	125,343	2,505,607
FNB Corp.	325,138	4,493,407
Fulton Financial Corp.	126,812	2,269,935
Hancock Holding Co.	49,088	2,429,856
Home BancShares, Inc.	99,466	2,312,585
Iberiabank Corp.	30,376	2,354,140
Investors Bancorp, Inc.	232,399	3,225,698
MB Financial, Inc.	45,960	2,046,139
PacWest Bancorp	161,993	8,164,447
People’s United Financial, Inc.	377,463	7,058,558
Pinnacle Financial Partners, Inc.	19,227	1,274,750
Prosperity Bancshares, Inc.	44,394	3,110,688
Sterling Bancorp	73,621	1,811,077
Synovus Financial Corp.	44,780	2,146,753
TCF Financial Corp.	75,799	1,553,880
UMB Financial Corp.	22,246	1,599,932
Umpqua Holdings Corp.	223,943	4,658,014
United Bankshares, Inc.	120,127	4,174,413
Webster Financial Corp.	50,782	2,851,917
Wintrust Financial Corp.	10,592	872,463
Zions Bancorp	74,158	3,769,451

Total Banks		103,080,065

Building Products - 0.9%
A.O. Smith Corp.	105,988	6,494,945
Fortune Brands Home & Security, Inc.	128,462	8,791,939
Lennox International, Inc.	33,172	6,908,401
Owens Corning	82,483	7,583,487

Total Building Products		29,778,772

Capital Markets - 1.3%
Affiliated Managers Group, Inc.	6,426	1,318,937
BGC Partners, Inc. Class A	317,341	4,795,023
Eaton Vance Corp.	78,114	4,404,848
Evercore, Inc. Class A	19,840	1,785,600
FactSet Research Systems, Inc.	13,123	2,529,589
Federated Investors, Inc. Class B	88,343	3,187,415
Interactive Brokers Group, Inc. Class A	13,544	801,940
Legg Mason, Inc.	76,668	3,218,523
LPL Financial Holdings, Inc.	50,943	2,910,883
MarketAxess Holdings, Inc.	7,310	1,474,792
Morningstar, Inc.	12,817	1,242,864
MSCI, Inc.	32,672	4,134,315
Raymond James Financial, Inc.	48,669	4,346,142
SEI Investments Co.	38,196	2,744,765
Stifel Financial Corp.	13,203	786,371

Total Capital Markets		39,682,007

Chemicals - 4.8%
Ashland Global Holdings, Inc.	63,407	4,514,578
Cabot Corp.	107,122	6,597,644
CF Industries Holdings, Inc.	578,724	24,618,919
Chemours Co. (The)	39,164	1,960,550
FMC Corp.	82,234	7,784,270
Huntsman Corp.	323,896	10,782,498
International Flavors & Fragrances, Inc.	114,609	17,490,479
Kronos Worldwide, Inc.	214,194	5,519,779
Mosaic Co. (The)	130,963	3,360,511
NewMarket Corp.	17,003	6,756,822
Olin Corp.	311,788	11,093,417
PolyOne Corp.	101,713	4,424,516
RPM International, Inc.	254,190	13,324,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2017

Investments	Shares	Value

Scotts Miracle-Gro Co. (The)	95,950	$10,265,690
Sensient Technologies Corp.	60,444	4,421,479
Valvoline, Inc.	190,598	4,776,386
W.R. Grace & Co.	64,414	4,517,354
Westlake Chemical Corp.	90,107	9,599,099

Total Chemicals		151,808,631

Commercial Services & Supplies - 1.2%
Brink’s Co. (The)	29,197	2,297,804
Deluxe Corp.	63,557	4,883,720
Healthcare Services Group, Inc.	87,884	4,633,245
KAR Auction Services, Inc.	296,649	14,983,741
MSA Safety, Inc.	51,227	3,971,117
Rollins, Inc.	175,763	8,178,252

Total Commercial Services & Supplies		38,947,879

Communications Equipment - 0.4%
Juniper Networks, Inc.	422,021	12,027,599

Construction & Engineering - 0.6%
EMCOR Group, Inc.	19,548	1,598,049
Fluor Corp.	185,579	9,585,155
Jacobs Engineering Group, Inc.	81,851	5,398,892
Valmont Industries, Inc.	16,115	2,672,673

Total Construction & Engineering		19,254,769

Construction Materials - 0.1%
Eagle Materials, Inc.	13,919	1,577,023

Consumer Finance - 0.4%
Ally Financial, Inc.	222,531	6,489,004
Navient Corp.	392,701	5,230,777

Total Consumer Finance		11,719,781

Containers & Packaging - 2.4%
AptarGroup, Inc.	73,168	6,312,935
Avery Dennison Corp.	114,444	13,145,038
Bemis Co., Inc.	183,593	8,773,910
Graphic Packaging Holding Co.	487,472	7,531,442
Packaging Corp. of America	163,984	19,768,271
Sealed Air Corp.	193,448	9,536,987
Sonoco Products Co.	226,224	12,021,543

Total Containers & Packaging		77,090,126

Distributors - 0.2%
Pool Corp.	36,894	4,783,307

Diversified Consumer Services - 0.8%
H&R Block, Inc.	593,350	15,557,637
Service Corp. International	241,053	8,996,098

Total Diversified Consumer Services		24,553,735

Diversified Financial Services - 0.1%
Leucadia National Corp.	161,765	4,285,155
Voya Financial, Inc.	5,979	295,781

Total Diversified Financial Services		4,580,936

Electric Utilities - 4.5%
ALLETE, Inc.	110,881	8,245,111
Alliant Energy Corp.	520,929	22,196,785
Great Plains Energy, Inc.	557,799	17,983,440
Hawaiian Electric Industries, Inc.	287,037	10,376,388
IDACORP, Inc.	98,468	8,996,036
OGE Energy Corp.	614,507	20,223,425
Pinnacle West Capital Corp.	275,021	23,426,289
PNM Resources, Inc.	132,927	5,376,897
Portland General Electric Co.	199,389	9,088,151
Westar Energy, Inc.	319,344	16,861,363

Total Electric Utilities		142,773,885

Electrical Equipment - 0.6%
Acuity Brands, Inc.	9,910	1,744,160
Hubbell, Inc.	102,995	13,939,344
Regal Beloit Corp.	48,147	3,688,060

Total Electrical Equipment		19,371,564

Electronic Equipment, Instruments & Components - 1.6%
Avnet, Inc.	176,688	7,000,379
Belden, Inc.	7,820	603,469
CDW Corp.	147,274	10,234,070
Cognex Corp.	22,437	1,372,247
Dolby Laboratories, Inc. Class A	47,742	2,960,004
FLIR Systems, Inc.	143,044	6,668,711
Jabil, Inc.	165,651	4,348,339
Littelfuse, Inc.	13,689	2,707,958
National Instruments Corp.	208,406	8,675,942
SYNNEX Corp.	29,030	3,946,628
Universal Display Corp.	2,540	438,531

Total Electronic Equipment, Instruments & Components		48,956,278

Energy Equipment & Services - 2.1%
Baker Hughes Co.	822,810	26,033,708
Helmerich & Payne, Inc.(a)	423,446	27,371,550
National Oilwell Varco, Inc.	180,779	6,511,660
Patterson-UTI Energy, Inc.	64,719	1,489,184
RPC, Inc.(a)	198,110	5,057,748

Total Energy Equipment & Services		66,463,850

Equity Real Estate Investment Trusts (REITs) - 16.5%
Alexandria Real Estate Equities, Inc.	75,603	9,872,996
American Campus Communities, Inc.	165,039	6,771,550
American Homes 4 Rent Class A	78,142	1,706,621
Apartment Investment & Management Co. Class A	153,345	6,702,710
Apple Hospitality REIT, Inc.	407,288	7,986,918
Brixmor Property Group, Inc.	554,112	10,339,730
Camden Property Trust	91,319	8,406,827
Colony NorthStar, Inc. Class A	1,461,045	16,670,523
CoreSite Realty Corp.	30,894	3,518,827
Corporate Office Properties Trust	114,622	3,346,962
Cousins Properties, Inc.	334,035	3,089,824
CubeSmart	203,133	5,874,606
CyrusOne, Inc.	77,032	4,585,715
DCT Industrial Trust, Inc.	67,759	3,982,874
Douglas Emmett, Inc.	112,923	4,636,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2017

Investments	Shares	Value

Duke Realty Corp.	306,667	$8,344,409
EastGroup Properties, Inc.	27,932	2,468,630
Empire State Realty Trust, Inc. Class A	98,246	2,016,990
EPR Properties	133,227	8,721,039
Equity LifeStyle Properties, Inc.	56,813	5,057,493
Extra Space Storage, Inc.	138,399	12,102,993
Federal Realty Investment Trust	66,410	8,819,912
First Industrial Realty Trust, Inc.	93,702	2,948,802
Forest City Realty Trust, Inc. Class A	182,030	4,386,923
Gaming and Leisure Properties, Inc.	447,469	16,556,353
GEO Group, Inc. (The)	275,754	6,507,794
Gramercy Property Trust	259,074	6,906,913
HCP, Inc.	776,092	20,240,479
Healthcare Realty Trust, Inc.	137,818	4,426,714
Healthcare Trust of America, Inc. Class A	242,484	7,284,219
Highwoods Properties, Inc.	105,922	5,392,489
Hospitality Properties Trust	340,226	10,155,746
Hudson Pacific Properties, Inc.	133,075	4,557,819
Invitation Homes, Inc.	203,049	4,785,865
Iron Mountain, Inc.	472,351	17,821,803
JBG SMITH Properties	90,244	3,134,174
Kilroy Realty Corp.	66,058	4,931,230
Kimco Realty Corp.	771,480	14,002,362
Lamar Advertising Co. Class A	109,721	8,145,687
LaSalle Hotel Properties	216,998	6,091,134
Liberty Property Trust	161,989	6,967,147
Life Storage, Inc.	62,117	5,532,761
Macerich Co. (The)	188,979	12,412,141
Medical Properties Trust, Inc.	768,289	10,587,022
Mid-America Apartment Communities, Inc.	113,541	11,417,683
National Health Investors, Inc.	60,486	4,559,435
National Retail Properties, Inc.	204,439	8,817,454
Omega Healthcare Investors, Inc.(a)	555,442	15,296,873
Outfront Media, Inc.	251,580	5,836,656
Paramount Group, Inc.	172,713	2,737,501
Park Hotels & Resorts, Inc.	394,842	11,351,707
PS Business Parks, Inc.	21,440	2,681,930
Rayonier, Inc.	124,558	3,939,770
Regency Centers Corp.	159,422	11,028,814
RLJ Lodging Trust	317,878	6,983,780
Ryman Hospitality Properties, Inc.	72,235	4,985,660
Sabra Health Care REIT, Inc.	510,632	9,584,563
Senior Housing Properties Trust	585,613	11,214,489
SL Green Realty Corp.	88,529	8,935,232
Spirit Realty Capital, Inc.	1,154,897	9,909,016
STORE Capital Corp.	271,322	7,065,225
Sun Communities, Inc.	67,601	6,272,021
Sunstone Hotel Investors, Inc.	80,850	1,336,450
Taubman Centers, Inc.	75,769	4,957,566
UDR, Inc.	257,078	9,902,645
VEREIT, Inc.	2,019,320	15,730,503
W.P. Carey, Inc.	184,434	12,707,503
Weingarten Realty Investors	180,763	5,941,680

Total Equity Real Estate Investment Trusts (REITs)		521,994,500

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.	25,195	2,820,328

Food Products - 2.5%
Flowers Foods, Inc.	561,350	10,839,669
Ingredion, Inc.	98,303	13,742,759
Lamb Weston Holdings, Inc.	151,371	8,544,893
Lancaster Colony Corp.	40,228	5,197,860
McCormick & Co., Inc. Non-Voting Shares	196,306	20,005,544
Pinnacle Foods, Inc.	217,646	12,943,408
Sanderson Farms, Inc.	13,263	1,840,639
Seaboard Corp.	121	533,610
Snyder’s-Lance, Inc.	129,453	6,483,006

Total Food Products		80,131,388

Gas Utilities - 2.5%
Atmos Energy Corp.	187,856	16,134,952
National Fuel Gas Co.	195,501	10,734,960
New Jersey Resources Corp.	174,717	7,023,623
ONE Gas, Inc.	90,510	6,630,763
Southwest Gas Holdings, Inc.	90,905	7,316,035
Spire, Inc.	108,754	8,172,863
UGI Corp.	278,876	13,093,228
WGL Holdings, Inc.	98,443	8,450,347

Total Gas Utilities		77,556,771

Health Care Equipment & Supplies - 0.9%
Cantel Medical Corp.	5,543	570,208
Cooper Cos., Inc. (The)	1,150	250,562
Hill-Rom Holdings, Inc.	46,678	3,934,489
ResMed, Inc.	187,044	15,840,756
Teleflex, Inc.	20,083	4,997,052
West Pharmaceutical Services, Inc.	34,277	3,382,112

Total Health Care Equipment & Supplies		28,975,179

Health Care Providers & Services - 0.6%
Chemed Corp.	5,813	1,412,675
Encompass Health Corp.	160,438	7,927,242
Patterson Cos., Inc.	223,011	8,057,387
Universal Health Services, Inc. Class B	24,563	2,784,216

Total Health Care Providers & Services		20,181,520

Hotels, Restaurants & Leisure - 4.4%
Aramark	194,150	8,297,971
Boyd Gaming Corp.	54,499	1,910,190
Choice Hotels International, Inc.	50,709	3,935,019
Churchill Downs, Inc.	7,932	1,845,776
Cracker Barrel Old Country Store, Inc.(a)	56,606	8,994,127
Darden Restaurants, Inc.	287,769	27,631,579
Domino’s Pizza, Inc.	34,980	6,609,821
Dunkin’ Brands Group, Inc.	154,812	9,980,730
ILG, Inc.	199,897	5,693,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2017

Investments	Shares	Value

Marriott Vacations Worldwide Corp.	21,296	$2,879,432
Six Flags Entertainment Corp.	288,565	19,209,772
Texas Roadhouse, Inc.	92,478	4,871,741
Vail Resorts, Inc.	60,131	12,776,034
Wendy’s Co. (The)	356,786	5,858,426
Wyndham Worldwide Corp.	169,505	19,640,544

Total Hotels, Restaurants & Leisure		140,134,229

Household Durables - 1.8%
CalAtlantic Group, Inc.	26,627	1,501,497
Leggett & Platt, Inc.	326,295	15,574,060
Lennar Corp. Class A	42,076	2,660,886
PulteGroup, Inc.	263,338	8,755,988
Toll Brothers, Inc.	82,091	3,942,010
Whirlpool Corp.	150,481	25,377,116

Total Household Durables		57,811,557

Household Products - 0.7%
Church & Dwight Co., Inc.	318,129	15,960,532
Spectrum Brands Holdings, Inc.	67,273	7,561,485

Total Household Products		23,522,017

Independent Power & Renewable Electricity Producers - 1.0%
AES Corp.	2,340,808	25,350,951
NRG Energy, Inc.	116,081	3,305,987
Ormat Technologies, Inc.	19,991	1,278,624

Total Independent Power & Renewable Electricity Producers		29,935,562

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	64,143	7,289,852

Insurance - 2.5%
American Financial Group, Inc.	35,577	3,861,528
American National Insurance Co.	21,530	2,761,222
Arthur J. Gallagher & Co.	131,354	8,312,081
Assurant, Inc.	36,738	3,704,660
Brown & Brown, Inc.	48,641	2,503,066
Cincinnati Financial Corp.	134,131	10,055,801
CNO Financial Group, Inc.	72,636	1,793,383
Erie Indemnity Co. Class A	36,292	4,421,817
First American Financial Corp.	92,897	5,205,948
FNF Group	222,258	8,721,404
Hanover Insurance Group, Inc. (The)	24,286	2,624,831
Kemper Corp.	21,175	1,458,957
Old Republic International Corp.	291,007	6,221,730
Primerica, Inc.	10,540	1,070,337
ProAssurance Corp.	32,595	1,862,804
Reinsurance Group of America, Inc.	23,960	3,736,083
Selective Insurance Group, Inc.	20,572	1,207,576
Torchmark Corp.	23,508	2,132,411
Unum Group	109,539	6,012,596
W.R. Berkley Corp.	29,187	2,091,248

Total Insurance		79,759,483

Internet Software & Services - 0.3%
j2 Global, Inc.	82,937	6,222,763
LogMeIn, Inc.	34,900	3,996,050

Total Internet Software & Services		10,218,813

IT Services - 3.0%
Booz Allen Hamilton Holding Corp.	206,649	7,879,526
Broadridge Financial Solutions, Inc.	154,175	13,965,172
CSRA, Inc.	178,315	5,335,185
DST Systems, Inc.	56,370	3,498,886
Jack Henry & Associates, Inc.	65,920	7,710,003
Leidos Holdings, Inc.	244,321	15,775,807
MAXIMUS, Inc.	13,387	958,241
Sabre Corp.	630,969	12,934,865
Western Union Co. (The)	1,318,400	25,062,784

Total IT Services		93,120,469

Leisure Products - 1.2%
Brunswick Corp.	95,200	5,256,944
Hasbro, Inc.	247,890	22,530,722
Polaris Industries, Inc.(a)	89,479	11,094,501

Total Leisure Products		38,882,167

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	30,046	3,892,459
Bruker Corp.	59,465	2,040,839
PerkinElmer, Inc.	35,385	2,587,351

Total Life Sciences Tools & Services		8,520,649

Machinery - 4.3%
AGCO Corp.	49,406	3,529,071
Allison Transmission Holdings, Inc.	166,688	7,179,252
Barnes Group, Inc.	36,286	2,295,815
Crane Co.	73,087	6,520,822
Donaldson Co., Inc.	153,701	7,523,664
Flowserve Corp.	187,128	7,883,703
Graco, Inc.	152,736	6,906,722
IDEX Corp.	69,306	9,146,313
ITT, Inc.	68,577	3,659,954
John Bean Technologies Corp.	8,846	980,137
Kennametal, Inc.	115,941	5,612,704
Lincoln Electric Holdings, Inc.	87,927	8,052,355
Nordson Corp.	43,737	6,403,097
Oshkosh Corp.	65,210	5,926,937
Snap-on, Inc.	86,341	15,049,236
Terex Corp.	48,238	2,326,036
Timken Co. (The)	138,205	6,792,776
Toro Co. (The)	91,401	5,962,087
Trinity Industries, Inc.	175,962	6,591,537
Wabtec Corp.(a)	47,861	3,897,321
Woodward, Inc.	32,493	2,487,014
Xylem, Inc.	152,607	10,407,797

Total Machinery		135,134,350

Media - 2.7%
Cable One, Inc.	4,734	3,329,659
Cinemark Holdings, Inc.	298,090	10,379,494
Interpublic Group of Cos., Inc. (The)	1,096,198	22,099,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2017

Investments	Shares	Value

News Corp. Class A	378,458	$6,134,804
News Corp. Class B	184,384	3,060,774
Scripps Networks Interactive, Inc. Class A	112,284	9,586,808
Tribune Media Co. Class A	169,301	7,190,213
Viacom, Inc. Class B	773,400	23,828,454

Total Media		85,609,558

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	125,876	10,798,902
Royal Gold, Inc.	63,525	5,216,673
Steel Dynamics, Inc.	288,328	12,435,587
United States Steel Corp.	83,966	2,954,763

Total Metals & Mining		31,405,925

Multi-Utilities - 2.3%
Avista Corp.	138,558	7,134,351
MDU Resources Group, Inc.	437,000	11,746,560
NiSource, Inc.	698,308	17,925,566
SCANA Corp.	616,093	24,508,180
Vectren Corp.	175,252	11,394,885

Total Multi-Utilities		72,709,542

Multiline Retail - 2.8%
Kohl’s Corp.	592,221	32,116,145
Macy’s, Inc.	1,437,146	36,201,708
Nordstrom, Inc.(a)	427,335	20,247,132

Total Multiline Retail		88,564,985

Oil, Gas & Consumable Fuels - 4.8%
Cimarex Energy Co.	21,146	2,580,024
HollyFrontier Corp.	418,695	21,445,558
Marathon Oil Corp.	910,556	15,415,713
Murphy Oil Corp.	482,660	14,986,593
Noble Energy, Inc.	585,903	17,073,213
PBF Energy, Inc. Class A(a)	321,983	11,414,297
Range Resources Corp.	96,914	1,653,353
Targa Resources Corp.	1,392,229	67,411,728

Total Oil, Gas & Consumable Fuels		151,980,479

Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	91,748	6,259,966

Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	48,795	5,777,816
ManpowerGroup, Inc.	78,354	9,881,223
Robert Half International, Inc.	176,218	9,787,148

Total Professional Services		25,446,187

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	6,894	1,026,723
Realogy Holdings Corp.	54,138	1,434,657

Total Real Estate Management & Development		2,461,380

Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	72,091	8,289,023
Kansas City Southern	108,020	11,365,864
Knight-Swift Transportation Holdings, Inc.	77,690	3,396,607
Landstar System, Inc.	12,424	1,293,338
Old Dominion Freight Line, Inc.	19,599	2,578,249
Ryder System, Inc.	94,241	7,932,265

Total Road & Rail		34,855,346

Semiconductors & Semiconductor Equipment - 0.9%
Cypress Semiconductor Corp.	779,339	11,877,126
Entegris, Inc.	104,139	3,171,033
MKS Instruments, Inc.	34,127	3,225,001
Monolithic Power Systems, Inc.	24,056	2,702,932
Teradyne, Inc.	110,952	4,645,560
Versum Materials, Inc.	46,136	1,746,248

Total Semiconductors & Semiconductor Equipment		27,367,900

Software - 0.4%
Blackbaud, Inc.	19,877	1,878,178
CDK Global, Inc.	94,310	6,722,417
Pegasystems, Inc.	15,261	719,556
SS&C Technologies Holdings, Inc.	114,775	4,646,092

Total Software		13,966,243

Specialty Retail - 3.1%
Advance Auto Parts, Inc.	13,725	1,368,245
Foot Locker, Inc.	269,535	12,635,801
Gap, Inc. (The)	870,126	29,636,492
Penske Automotive Group, Inc.	186,046	8,902,301
Tiffany & Co.	207,371	21,556,215
Tractor Supply Co.	159,180	11,898,705
Williams-Sonoma, Inc.(a)	197,318	10,201,341

Total Specialty Retail		96,199,100

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Corp.	686,341	20,006,840

Textiles, Apparel & Luxury Goods - 2.2%
Carter’s, Inc.	50,120	5,888,599
Columbia Sportswear Co.	60,347	4,337,742
Hanesbrands, Inc.(a)	834,257	17,444,314
PVH Corp.	6,968	956,079
Ralph Lauren Corp.	86,347	8,953,321
Tapestry, Inc.	727,934	32,196,521

Total Textiles, Apparel & Luxury Goods		69,776,576

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	740,009	9,634,917
Radian Group, Inc.	5,242	108,038
TFS Financial Corp.	369,576	5,521,465

Total Thrifts & Mortgage Finance		15,264,420

Trading Companies & Distributors - 1.5%
Air Lease Corp.	74,896	3,601,749
MSC Industrial Direct Co., Inc. Class A	75,250	7,273,665
W.W. Grainger, Inc.	105,251	24,865,549
Watsco, Inc.	71,658	12,184,726

Total Trading Companies & Distributors		47,925,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

December 31, 2017

Investments	Shares	Value

Transportation Infrastructure - 1.2%
Macquarie Infrastructure Corp.	592,152	$38,016,158

Water Utilities - 0.4%
Aqua America, Inc.	307,362	12,057,811

TOTAL COMMON STOCKS (Cost: $2,789,408,897)		3,152,303,160

EXCHANGE-TRADED FUND - 0.0%
United States - 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $42,712)	515	47,442

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $55,275,597)(d)	55,275,597	55,275,597

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $2,844,727,206)		3,207,626,199
Other Assets less Liabilities - (1.6)%		(49,166,045)

NET ASSETS - 100.0%		$3,158,460,154

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)	At December 31, 2017, the total market value of the Fund’s securities on loan was $99,229,288 and the total market value of the collateral held by the Fund was $104,045,017. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $48,769,420.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc.*	20,545	$641,004
BWX Technologies, Inc.	33,831	2,046,437
Curtiss-Wright Corp.	18,883	2,300,894
HEICO Corp.	20,871	1,969,179
Hexcel Corp.	44,698	2,764,571
KLX, Inc.*	13,605	928,541
Mercury Systems, Inc.*	7,719	396,371
Moog, Inc. Class A*	17,406	1,511,711
Orbital ATK, Inc.	24,948	3,280,662
Teledyne Technologies, Inc.*	12,478	2,260,390

Total Aerospace & Defense		18,099,760

Airlines - 1.3%
Allegiant Travel Co.	10,845	1,678,264
Hawaiian Holdings, Inc.	50,876	2,027,409
JetBlue Airways Corp.*	309,693	6,918,542
Spirit Airlines, Inc.*	53,163	2,384,360

Total Airlines		13,008,575

Auto Components - 2.0%
Cooper-Standard Holdings, Inc.*	12,418	1,521,205
Dana, Inc.	225,396	7,214,926
Dorman Products, Inc.*	17,930	1,096,240
Gentex Corp.	188,745	3,954,208
LCI Industries	11,752	1,527,760
Tenneco, Inc.	49,046	2,871,153
Visteon Corp.*	13,765	1,722,552

Total Auto Components		19,908,044

Banks - 8.4%
Associated Banc-Corp.	69,299	1,760,195
BancorpSouth Bank	34,683	1,090,780
Bank of Hawaii Corp.	17,445	1,495,037
Bank of the Ozarks, Inc.	60,966	2,953,803
BankUnited, Inc.	48,539	1,976,508
BOK Financial Corp.	27,257	2,516,366
Cathay General Bancorp	36,401	1,535,030
Chemical Financial Corp.	26,381	1,410,592
CIT Group, Inc.	38,681	1,904,266
Columbia Banking System, Inc.	21,659	940,867
Commerce Bancshares, Inc.	39,520	2,206,797
Community Bank System, Inc.	14,924	802,165
Cullen/Frost Bankers, Inc.	27,796	2,630,891
CVB Financial Corp.	37,458	882,510
FCB Financial Holdings, Inc. Class A*	20,674	1,050,239
First Citizens BancShares, Inc. Class A	6,189	2,494,167
First Financial Bankshares, Inc.(a)	19,289	868,969
First Hawaiian, Inc.	61,282	1,788,209
First Horizon National Corp.	101,011	2,019,210
First Midwest Bancorp, Inc.	36,228	869,834
FNB Corp.	120,604	1,666,747
Fulton Financial Corp.	77,175	1,381,433
Glacier Bancorp, Inc.	27,422	1,080,153
Great Western Bancorp, Inc.	27,934	1,111,773
Hancock Holding Co.	32,121	1,589,989
Hilltop Holdings, Inc.	50,673	1,283,547
Home BancShares, Inc.	55,005	1,278,866
Hope Bancorp, Inc.	68,542	1,250,892
Iberiabank Corp.	17,440	1,351,600
International Bancshares Corp.	28,677	1,138,477
Investors Bancorp, Inc.	102,940	1,428,807
MB Financial, Inc.	34,420	1,532,378
Old National Bancorp	64,802	1,130,795
PacWest Bancorp	58,603	2,953,591
People’s United Financial, Inc.	121,594	2,273,808
Pinnacle Financial Partners, Inc.	21,374	1,417,096
Popular, Inc.	45,444	1,612,808
Prosperity Bancshares, Inc.	31,372	2,198,236
ServisFirst Bancshares, Inc.	18,582	771,153
Signature Bank*	22,195	3,046,486
Simmons First National Corp. Class A	14,053	802,426
South State Corp.	9,808	854,767
Sterling Bancorp	51,416	1,264,834
Synovus Financial Corp.	48,547	2,327,343
TCF Financial Corp.	74,069	1,518,415
Texas Capital Bancshares, Inc.*	16,448	1,462,227
Trustmark Corp.	26,685	850,184
UMB Financial Corp.	18,922	1,360,870
Umpqua Holdings Corp.	87,220	1,814,176
United Bankshares, Inc.	38,080	1,323,280
Valley National Bancorp	115,430	1,295,125
Webster Financial Corp.	32,205	1,808,633
Western Alliance Bancorp*	40,961	2,319,212
Wintrust Financial Corp.	21,633	1,781,910

Total Banks		85,478,472

Beverages - 0.1%
National Beverage Corp.	12,316	1,200,071

Biotechnology - 1.4%
Bioverativ, Inc.*	91,057	4,909,794
Ionis Pharmaceuticals, Inc.*	3,133	157,590
Ligand Pharmaceuticals, Inc.*	1,083	148,295
Myriad Genetics, Inc.*	32,857	1,128,474
United Therapeutics Corp.*	55,653	8,233,861

Total Biotechnology		14,578,014

Building Products - 1.1%
Armstrong World Industries, Inc.*	23,821	1,442,361
Builders FirstSource, Inc.*	44,329	965,929
JELD-WEN Holding, Inc.*	98,921	3,894,520
Simpson Manufacturing Co., Inc.	17,368	997,097
Trex Co., Inc.*	8,554	927,168
Universal Forest Products, Inc.	29,690	1,116,938
USG Corp.*	54,656	2,107,535

Total Building Products		11,451,548

Capital Markets - 1.6%
BGC Partners, Inc. Class A	67,931	1,026,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

Cohen & Steers, Inc.	17,075	$807,477
Eaton Vance Corp.	39,362	2,219,623
Evercore, Inc. Class A	16,230	1,460,700
Federated Investors, Inc. Class B	46,638	1,682,699
Interactive Brokers Group, Inc. Class A	10,856	642,784
Legg Mason, Inc.	50,232	2,108,739
LPL Financial Holdings, Inc.	31,081	1,775,968
MarketAxess Holdings, Inc.	5,994	1,209,290
Morningstar, Inc.	14,317	1,388,320
Stifel Financial Corp.	27,916	1,662,677

Total Capital Markets		15,984,714

Chemicals - 2.7%
Balchem Corp.	7,795	628,277
Cabot Corp.	42,709	2,630,447
H.B. Fuller Co.	20,814	1,121,250
Ingevity Corp.*	12,885	908,006
Kronos Worldwide, Inc.	138,511	3,569,429
Minerals Technologies, Inc.	23,721	1,633,191
NewMarket Corp.	6,325	2,513,492
Olin Corp.	23,865	849,117
PolyOne Corp.	40,514	1,762,359
Quaker Chemical Corp.	3,133	472,425
RPM International, Inc.	54,072	2,834,454
Scotts Miracle-Gro Co. (The)	20,683	2,212,874
Sensient Technologies Corp.	15,014	1,098,274
Valvoline, Inc.	130,977	3,282,284
W.R. Grace & Co.	19,210	1,347,197

Total Chemicals		26,863,076

Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	23,605	890,381
Brink’s Co. (The)	10,794	849,488
Clean Harbors, Inc.*	878	47,588
Deluxe Corp.	32,225	2,476,169
Healthcare Services Group, Inc.	18,189	958,924
KAR Auction Services, Inc.	48,532	2,451,351
MSA Safety, Inc.	13,185	1,022,101
Stericycle, Inc.*	38,911	2,645,559
Tetra Tech, Inc.	25,310	1,218,676
UniFirst Corp.	4,555	751,119

Total Commercial Services & Supplies		13,311,356

Communications Equipment - 1.3%
Ciena Corp.*	68,858	1,441,198
CommScope Holding Co., Inc.*	54,446	2,059,692
EchoStar Corp. Class A*	20,437	1,224,176
Finisar Corp.*	140,513	2,859,440
InterDigital, Inc.	34,946	2,661,138
NetScout Systems, Inc.*	5,437	165,557
Ubiquiti Networks, Inc.*(a)	41,918	2,977,016

Total Communications Equipment		13,388,217

Construction & Engineering - 1.8%
AECOM*	92,110	3,421,886
Dycom Industries, Inc.*	13,126	1,462,630
EMCOR Group, Inc.	28,413	2,322,763
Fluor Corp.	42,408	2,190,373
Granite Construction, Inc.	8,732	553,871
KBR, Inc.	39,838	789,988
MasTec, Inc.*	52,839	2,586,469
Quanta Services, Inc.*	76,962	3,009,984
Valmont Industries, Inc.	11,730	1,945,420

Total Construction & Engineering		18,283,384

Construction Materials - 0.3%
Eagle Materials, Inc.	19,268	2,183,065
Summit Materials, Inc. Class A*	25,064	788,024

Total Construction Materials		2,971,089

Consumer Finance - 1.8%
Credit Acceptance Corp.*(a)	9,419	3,046,858
FirstCash, Inc.	12,851	866,800
Green Dot Corp. Class A*	9,026	543,907
Navient Corp.	332,806	4,432,976
OneMain Holdings, Inc.*	51,697	1,343,605
Santander Consumer USA Holdings, Inc.	295,634	5,504,705
SLM Corp.*	195,681	2,211,195

Total Consumer Finance		17,950,046

Containers & Packaging - 1.3%
AptarGroup, Inc.	26,606	2,295,566
Bemis Co., Inc.	43,818	2,094,062
Graphic Packaging Holding Co.	111,330	1,720,048
Owens-Illinois, Inc.*	110,353	2,446,526
Silgan Holdings, Inc.	55,432	1,629,146
Sonoco Products Co.	52,990	2,815,889

Total Containers & Packaging		13,001,237

Distributors - 0.2%
Pool Corp.	13,888	1,800,579

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc.	26,498	1,114,241
Bright Horizons Family Solutions, Inc.*	14,215	1,336,210
Graham Holdings Co. Class B	2,439	1,361,816
Grand Canyon Education, Inc.*	20,698	1,853,092
H&R Block, Inc.	160,197	4,200,365
Service Corp. International	103,431	3,860,045
ServiceMaster Global Holdings, Inc.*	48,799	2,501,925
Sotheby’s*	22,090	1,139,844
Weight Watchers International, Inc.*	25,720	1,138,881

Total Diversified Consumer Services		18,506,419

Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp.*	18,974	192,966

Electric Utilities - 1.5%
ALLETE, Inc.	23,492	1,746,865
El Paso Electric Co.	17,644	976,596
Great Plains Energy, Inc.	12,718	410,028
Hawaiian Electric Industries, Inc.	49,793	1,800,017
IDACORP, Inc.	22,581	2,063,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

MGE Energy, Inc.	12,667	$799,288
OGE Energy Corp.	117,304	3,860,475
PNM Resources, Inc.	36,714	1,485,081
Portland General Electric Co.	44,904	2,046,724

Total Electric Utilities		15,188,074

Electrical Equipment - 1.2%
Acuity Brands, Inc.	19,839	3,491,664
EnerSys	30,679	2,136,179
Generac Holdings, Inc.*	25,653	1,270,336
Hubbell, Inc.	23,155	3,133,798
Regal Beloit Corp.	28,737	2,201,254

Total Electrical Equipment		12,233,231

Electronic Equipment, Instruments & Components - 3.3%
Anixter International, Inc.*	21,587	1,640,612
Arrow Electronics, Inc.*	69,584	5,595,249
Avnet, Inc.	68,681	2,721,141
AVX Corp.	89,963	1,556,360
Belden, Inc.	7,672	592,048
Coherent, Inc.*	7,518	2,121,730
Dolby Laboratories, Inc. Class A	34,661	2,148,982
FLIR Systems, Inc.	50,052	2,333,424
II-VI, Inc.*	23,909	1,122,528
Itron, Inc.*	8,777	598,591
Jabil, Inc.	49,374	1,296,068
Littelfuse, Inc.	8,321	1,646,060
National Instruments Corp.	26,369	1,097,742
Rogers Corp.*	5,872	950,794
Sanmina Corp.*	47,797	1,577,301
SYNNEX Corp.	23,288	3,166,004
Tech Data Corp.*	18,404	1,803,040
Vishay Intertechnology, Inc.	54,388	1,128,551
Zebra Technologies Corp. Class A*	2,779	288,460

Total Electronic Equipment, Instruments & Components		33,384,685

Energy Equipment & Services - 0.3%
Diamond Offshore Drilling, Inc.*(a)	84,553	1,571,840
RPC, Inc.(a)	36,067	920,791
U.S. Silica Holdings, Inc.	21,272	692,616

Total Energy Equipment & Services		3,185,247

Equity Real Estate Investment Trusts (REITs) - 8.5%
Acadia Realty Trust	15,948	436,337
Alexander’s, Inc.	1,691	669,382
American Campus Communities, Inc.	10,233	419,860
American Homes 4 Rent Class A	1,256	27,431
Apartment Investment & Management Co. Class A	37,145	1,623,608
Apple Hospitality REIT, Inc.	89,233	1,749,859
Brandywine Realty Trust	11,544	209,985
Brixmor Property Group, Inc.	142,647	2,661,793
Columbia Property Trust, Inc.	72,076	1,654,144
CoreCivic, Inc.	69,219	1,557,427
CoreSite Realty Corp.	4,321	492,162
Corporate Office Properties Trust	17,086	498,911
Cousins Properties, Inc.	189,157	1,749,702
CubeSmart	31,839	920,784
DCT Industrial Trust, Inc.	13,567	797,468
DiamondRock Hospitality Co.	65,196	736,063
Douglas Emmett, Inc.	16,397	673,261
EastGroup Properties, Inc.	7,166	633,331
Education Realty Trust, Inc.	7,681	268,221
Empire State Realty Trust, Inc. Class A	23,125	474,756
EPR Properties	26,823	1,755,834
Equity Commonwealth*	15,089	460,365
First Industrial Realty Trust, Inc.	31,366	987,088
Forest City Realty Trust, Inc. Class A	39,561	953,420
GEO Group, Inc. (The)	51,295	1,210,562
Gramercy Property Trust	18,165	484,279
Healthcare Realty Trust, Inc.	26,553	852,882
Healthcare Trust of America, Inc. Class A	9,892	297,156
Highwoods Properties, Inc.	22,835	1,162,530
Hospitality Properties Trust	59,531	1,777,000
Hudson Pacific Properties, Inc.	12,536	429,358
Kilroy Realty Corp.	15,637	1,167,302
Lamar Advertising Co. Class A	32,098	2,382,956
LaSalle Hotel Properties	52,071	1,461,633
Lexington Realty Trust	52,167	503,412
Liberty Property Trust	60,888	2,618,793
Life Storage, Inc.	8,715	776,245
Medical Properties Trust, Inc.	151,975	2,094,215
National Health Investors, Inc.	16,574	1,249,348
National Retail Properties, Inc.	39,000	1,682,070
Omega Healthcare Investors, Inc.	46,883	1,291,158
Outfront Media, Inc.	39,470	915,704
Paramount Group, Inc.	42,234	669,409
Park Hotels & Resorts, Inc.	715,853	20,580,774
Pebblebrook Hotel Trust	18,342	681,772
Physicians Realty Trust	14,745	265,263
Piedmont Office Realty Trust, Inc. Class A	77,602	1,521,775
PS Business Parks, Inc.	4,998	625,200
QTS Realty Trust, Inc. Class A	2,968	160,747
Rayonier, Inc.	34,095	1,078,425
Retail Properties of America, Inc. Class A	90,375	1,214,640
Rexford Industrial Realty, Inc.	7,012	204,470
RLJ Lodging Trust	52,178	1,146,351
Ryman Hospitality Properties, Inc.	17,756	1,225,519
Sabra Health Care REIT, Inc.	26,867	504,294
Select Income REIT	28,305	711,305
Senior Housing Properties Trust	50,126	959,913
Spirit Realty Capital, Inc.	40,880	350,750
STAG Industrial, Inc.	11,689	319,460
STORE Capital Corp.	45,800	1,192,632
Sun Communities, Inc.	4,782	443,674
Sunstone Hotel Investors, Inc.	66,197	1,094,236
Tanger Factory Outlet Centers, Inc.	19,362	513,287
Taubman Centers, Inc.	8,801	575,849
Urban Edge Properties	30,867	786,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

W.P. Carey, Inc.	27,924	$1,923,964
Washington Real Estate Investment Trust	6,124	190,579
Weingarten Realty Investors	51,545	1,694,284
Xenia Hotels & Resorts, Inc.	49,522	1,069,180

Total Equity Real Estate Investment Trusts (REITs)		86,472,347
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	14,240	1,594,026
Performance Food Group Co.*	35,190	1,164,789
PriceSmart, Inc.	11,199	964,234
Sprouts Farmers Market, Inc.*	60,823	1,481,040
U.S. Foods Holding Corp.*	89,269	2,850,359
United Natural Foods, Inc.*	27,886	1,373,943

Total Food & Staples Retailing		9,428,391
Food Products - 1.6%
B&G Foods, Inc.(a)	31,274	1,099,281
Blue Buffalo Pet Products, Inc.*	58,782	1,927,462
Darling Ingredients, Inc.*	35,237	638,847
Flowers Foods, Inc.	60,001	1,158,619
Hain Celestial Group, Inc. (The)*	23,072	978,022
J&J Snack Foods Corp.	5,575	846,452
Lancaster Colony Corp.	9,015	1,164,828
Pinnacle Foods, Inc.	33,050	1,965,484
Post Holdings, Inc.*	4,544	360,021
Sanderson Farms, Inc.	17,304	2,401,449
Seaboard Corp.	799	3,523,590
Snyder’s-Lance, Inc.	11,673	584,584

Total Food Products		16,648,639
Gas Utilities - 1.1%
National Fuel Gas Co.	51,792	2,843,899
New Jersey Resources Corp.	32,318	1,299,183
ONE Gas, Inc.	21,720	1,591,207
South Jersey Industries, Inc.	12,921	403,523
Southwest Gas Holdings, Inc.	20,890	1,681,227
Spire, Inc.	21,399	1,608,135
WGL Holdings, Inc.	23,732	2,037,155

Total Gas Utilities		11,464,329
Health Care Equipment & Supplies - 1.0%
Cantel Medical Corp.	7,561	777,800
Globus Medical, Inc. Class A*	29,469	1,211,176
Haemonetics Corp.*	7,473	434,032
Halyard Health, Inc.*	12,208	563,766
Hill-Rom Holdings, Inc.	16,365	1,379,406
ICU Medical, Inc.*	1,534	331,344
Inogen, Inc.*	2,266	269,835
Integra LifeSciences Holdings Corp.*	10,848	519,185
Masimo Corp.*	19,568	1,659,366
Merit Medical Systems, Inc.*	6,662	287,798
Neogen Corp.*	5,944	488,656
NuVasive, Inc.*	11,571	676,788
West Pharmaceutical Services, Inc.	19,883	1,961,856

Total Health Care Equipment & Supplies		10,561,008
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc.*(a)	56,498	1,843,530
AMN Healthcare Services, Inc.*	24,981	1,230,314
Chemed Corp.	5,893	1,432,117
Encompass Health Corp.	55,964	2,765,181
HealthEquity, Inc.*	9,104	424,793
MEDNAX, Inc.*	53,789	2,874,484
Patterson Cos., Inc.	48,042	1,735,758
Select Medical Holdings Corp.*	56,473	996,748

Total Health Care Providers & Services		13,302,925
Health Care Technology - 0.3%
athenahealth, Inc.*	2,390	317,966
Cotiviti Holdings, Inc.*	30,170	971,776
Medidata Solutions, Inc.*	6,349	402,336
Veeva Systems, Inc. Class A*	21,712	1,200,239

Total Health Care Technology		2,892,317
Hotels, Restaurants & Leisure - 3.6%
Boyd Gaming Corp.	32,257	1,130,608
Buffalo Wild Wings, Inc.*	4,444	694,820
Cheesecake Factory, Inc. (The)(a)	28,315	1,364,217
Choice Hotels International, Inc.	20,641	1,601,742
Churchill Downs, Inc.	5,972	1,389,685
Cracker Barrel Old Country Store, Inc.(a)	12,951	2,057,784
Dave & Buster’s Entertainment, Inc.*	21,255	1,172,638
Dunkin’ Brands Group, Inc.	36,634	2,361,794
Extended Stay America, Inc.	101,717	1,932,623
Hilton Grand Vacations, Inc.*	45,206	1,896,392
Hyatt Hotels Corp. Class A*	30,506	2,243,411
ILG, Inc.	46,909	1,335,968
Jack in the Box, Inc.	13,758	1,349,797
Marriott Vacations Worldwide Corp.	13,274	1,794,778
Penn National Gaming, Inc.*	306,622	9,606,467
Planet Fitness, Inc. Class A*	14,953	517,822
Six Flags Entertainment Corp.	28,376	1,888,990
Texas Roadhouse, Inc.	27,315	1,438,954
Wendy’s Co. (The)	45,148	741,330

Total Hotels, Restaurants & Leisure		36,519,820
Household Durables - 1.8%
CalAtlantic Group, Inc.	83,898	4,731,008
Installed Building Products, Inc.*	6,208	471,498
KB Home	45,338	1,448,549
Leggett & Platt, Inc.	77,921	3,719,169
Meritage Homes Corp.*	32,883	1,683,610
Tempur Sealy International, Inc.*(a)	29,523	1,850,797
TopBuild Corp.*	12,198	923,876
TRI Pointe Group, Inc.*	103,536	1,855,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

Tupperware Brands Corp.	30,418	$1,907,209

Total Household Durables		18,591,081

Household Products - 0.5%
Energizer Holdings, Inc.	43,779	2,100,517
Spectrum Brands Holdings, Inc.	27,358	3,075,039

Total Household Products		5,175,556

Independent Power & Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	19,810	1,267,048

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	30,051	3,415,296

Insurance - 2.7%
American Equity Investment Life Holding Co.	63,717	1,958,023
American National Insurance Co.	13,143	1,685,590
Assurant, Inc.	19,049	1,920,901
Brown & Brown, Inc.	38,475	1,979,924
CNO Financial Group, Inc.	147,871	3,650,935
Erie Indemnity Co. Class A	13,937	1,698,084
First American Financial Corp.	39,987	2,240,871
Hanover Insurance Group, Inc. (The)	9,380	1,013,790
Kemper Corp.	13,262	913,752
Mercury General Corp.	14,804	791,126
National General Holdings Corp.	41,451	814,098
Old Republic International Corp.	148,903	3,183,546
Primerica, Inc.	18,107	1,838,766
ProAssurance Corp.	18,804	1,074,649
RLI Corp.	11,296	685,215
Selective Insurance Group, Inc.	23,933	1,404,867

Total Insurance		26,854,137

Internet & Catalog Retail - 0.9%
Liberty Ventures Series A*	146,288	7,934,661
TripAdvisor, Inc.*	20,474	705,534

Total Internet & Catalog Retail		8,640,195

Internet Software & Services - 0.4%
GoDaddy, Inc. Class A*	4,919	247,327
GrubHub, Inc.*	9,386	673,915
j2 Global, Inc.	18,943	1,421,293
LogMeIn, Inc.	743	85,074
Stamps.com, Inc.*	8,359	1,571,492
Yelp, Inc.*	4,581	192,219

Total Internet Software & Services		4,191,320

IT Services - 3.3%
Black Knight, Inc.*	11,065	488,520
Booz Allen Hamilton Holding Corp.	74,853	2,854,145
CACI International, Inc. Class A*	13,203	1,747,417
Convergys Corp.	59,317	1,393,949
CoreLogic, Inc.*	21,413	989,495
CSRA, Inc.	113,111	3,384,281
DST Systems, Inc.	71,262	4,423,232
EPAM Systems, Inc.*	13,430	1,442,785
Euronet Worldwide, Inc.*	23,669	1,994,587
First Data Corp. Class A*	452,886	7,567,725
MAXIMUS, Inc.	31,371	2,245,536
Sabre Corp.	90,728	1,859,924
Science Applications International Corp.	21,235	1,625,964
Teradata Corp.*	18,420	708,433
WEX, Inc.*	7,077	999,485

Total IT Services		33,725,478

Leisure Products - 0.3%
Brunswick Corp.	53,608	2,960,234

Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. Class A*	1,442	344,162
Bio-Techne Corp.	6,122	793,105
Bruker Corp.	46,167	1,584,451
Charles River Laboratories International, Inc.*	20,241	2,215,378
PRA Health Sciences, Inc.*	15,101	1,375,248

Total Life Sciences Tools & Services		6,312,344

Machinery - 5.4%
AGCO Corp.	29,748	2,124,900
Allison Transmission Holdings, Inc.	87,746	3,779,220
Barnes Group, Inc.	25,532	1,615,410
Colfax Corp.*	49,141	1,946,966
Crane Co.	16,920	1,509,602
Donaldson Co., Inc.	50,053	2,450,094
Flowserve Corp.	41,703	1,756,947
Graco, Inc.	50,661	2,290,890
Hillenbrand, Inc.	29,576	1,322,047
ITT, Inc.	41,340	2,206,316
John Bean Technologies Corp.	8,181	906,455
Kennametal, Inc.	25,681	1,243,217
Lincoln Electric Holdings, Inc.	31,315	2,867,828
Meritor, Inc.*	140,112	3,287,028
Middleby Corp. (The)*	25,606	3,455,530
Nordson Corp.	24,249	3,550,054
Oshkosh Corp.	34,034	3,093,350
Proto Labs, Inc.*	5,035	518,605
RBC Bearings, Inc.*	6,189	782,290
Rexnord Corp.*	29,758	774,303
Timken Co. (The)	42,232	2,075,703
Toro Co. (The)	42,280	2,757,924
Trinity Industries, Inc.	66,707	2,498,844
Wabtec Corp.	34,790	2,832,950
Welbilt, Inc.*	43,229	1,016,314
Woodward, Inc.	28,237	2,161,260

Total Machinery		54,824,047

Marine - 0.1%
Kirby Corp.*	18,863	1,260,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

Media - 3.8%
AMC Networks, Inc. Class A*	67,176	$3,632,878
Cable One, Inc.	1,841	1,294,867
Cinemark Holdings, Inc.	71,014	2,472,707
Discovery Communications, Inc. Class A*(a)	398,219	8,912,141
John Wiley & Sons, Inc. Class A	15,533	1,021,295
Liberty Media Corp - Liberty Formula One Series C*	106,742	3,646,307
Liberty Media Corp - Liberty SiriusXM Class A*	137,085	5,436,791
Meredith Corp.	28,512	1,883,218
New York Times Co. (The) Class A	59,004	1,091,574
Nexstar Media Group, Inc. Class A	17,160	1,341,912
Regal Entertainment Group Class A	64,379	1,481,361
Sinclair Broadcast Group, Inc. Class A(a)	74,301	2,812,293
TEGNA, Inc.	215,743	3,037,661

Total Media		38,065,005

Metals & Mining - 1.5%
Alcoa Corp.*	73,646	3,967,310
Allegheny Technologies, Inc.*	13,267	320,265
Carpenter Technology Corp.	15,774	804,316
Commercial Metals Co.	17,914	381,927
Compass Minerals International, Inc.(a)	22,014	1,590,512
Reliance Steel & Aluminum Co.	47,237	4,052,462
Royal Gold, Inc.	12,858	1,055,899
United States Steel Corp.	39,375	1,385,606
Worthington Industries, Inc.	45,485	2,004,069

Total Metals & Mining		15,562,366

Multi-Utilities - 1.3%
Avista Corp.	26,563	1,367,729
Black Hills Corp.	25,224	1,516,214
MDU Resources Group, Inc.	87,311	2,346,920
NorthWestern Corp.	27,030	1,613,691
SCANA Corp.	103,955	4,135,330
Vectren Corp.	34,435	2,238,964

Total Multi-Utilities		13,218,848

Multiline Retail - 1.5%
Big Lots, Inc.	30,692	1,723,356
Macy’s, Inc.	285,491	7,191,518
Nordstrom, Inc.	118,174	5,599,084
Ollie’s Bargain Outlet Holdings, Inc.*	15,737	837,995

Total Multiline Retail		15,351,953

Oil, Gas & Consumable Fuels - 1.7%
Callon Petroleum Co.*	88,290	1,072,723
CVR Energy, Inc.	12,027	447,885
Delek U.S. Holdings, Inc.	14,096	492,514
Gulfport Energy Corp.*	29,439	375,642
Laredo Petroleum, Inc.*	124,956	1,325,783
Matador Resources Co.*	73,261	2,280,615
Newfield Exploration Co.*	124,237	3,917,193
Parsley Energy, Inc. Class A*	9,957	293,134
PBF Energy, Inc. Class A	72,140	2,557,363
RSP Permian, Inc.*	26,854	1,092,421
Southwestern Energy Co.*	605,996	3,381,458

Total Oil, Gas & Consumable Fuels		17,236,731

Paper & Forest Products - 0.5%
Domtar Corp.	38,558	1,909,392
Louisiana-Pacific Corp.*	117,109	3,075,282

Total Paper & Forest Products		4,984,674

Personal Products - 0.4%
Edgewell Personal Care Co.*	36,365	2,159,717
Nu Skin Enterprises, Inc. Class A	23,550	1,606,817

Total Personal Products		3,766,534

Pharmaceuticals - 0.3%
Akorn, Inc.*	24,033	774,583
Catalent, Inc.*	29,345	1,205,493
Prestige Brands Holdings, Inc.*	23,780	1,056,070

Total Pharmaceuticals		3,036,146

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	16,283	1,928,070
Insperity, Inc.	14,096	808,405
Korn/Ferry International	27,644	1,143,909
On Assignment, Inc.*	19,186	1,233,084
Robert Half International, Inc.	62,135	3,450,978
TriNet Group, Inc.*	31,747	1,407,662
WageWorks, Inc.*	7,486	464,132

Total Professional Services		10,436,240

Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)*	4,049	531,512
Jones Lang LaSalle, Inc.	17,962	2,675,081
Kennedy-Wilson Holdings, Inc.	5,426	94,141
Realogy Holdings Corp.	65,860	1,745,290

Total Real Estate Management & Development		5,046,024

Road & Rail - 1.3%
AMERCO	9,045	3,418,196
Avis Budget Group, Inc.*	31,049	1,362,430
Genesee & Wyoming, Inc. Class A*	19,101	1,503,822
Knight-Swift Transportation Holdings, Inc.	15,176	663,495
Landstar System, Inc.	15,395	1,602,619
Ryder System, Inc.	25,371	2,135,477
Schneider National, Inc. Class B(a)	60,027	1,714,371
Werner Enterprises, Inc.	23,097	892,699

Total Road & Rail		13,293,109

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc.*	30,452	2,054,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

Amkor Technology, Inc.*	250,763	$2,520,168
Cabot Microelectronics Corp.	10,033	943,905
Cirrus Logic, Inc.*	57,187	2,965,718
Entegris, Inc.	50,382	1,534,132
Integrated Device Technology, Inc.*	35,539	1,056,574
Microsemi Corp.*	36,681	1,894,574
MKS Instruments, Inc.	34,452	3,255,714
Monolithic Power Systems, Inc.	6,702	753,037
Power Integrations, Inc.	8,090	595,019
Semtech Corp.*	13,711	468,916
Silicon Laboratories, Inc.*	8,184	722,647
Versum Materials, Inc.	55,925	2,116,761

Total Semiconductors & Semiconductor Equipment		20,882,066

Software - 1.2%
ACI Worldwide, Inc.*	33,720	764,433
Aspen Technology, Inc.*	25,956	1,718,287
Blackbaud, Inc.	5,478	517,616
CommVault Systems, Inc.*	466	24,465
Ebix, Inc.	13,611	1,078,672
Ellie Mae, Inc.*	6,213	555,442
Fair Isaac Corp.	8,697	1,332,381
Fortinet, Inc.*	21,079	920,942
Guidewire Software, Inc.*	2,707	201,022
Manhattan Associates, Inc.*	28,141	1,394,105
Paycom Software, Inc.*	8,446	678,467
Paylocity Holding Corp.*	1,963	92,575
Pegasystems, Inc.	9,776	460,938
PTC, Inc.*	817	49,649
Qualys, Inc.*	7,558	448,567
RealPage, Inc.*	6,443	285,425
Tyler Technologies, Inc.*	7,557	1,337,967
Ultimate Software Group, Inc. (The)*	1,484	323,853

Total Software		12,184,806

Specialty Retail - 5.1%
Aaron’s, Inc.	37,368	1,489,115
Advance Auto Parts, Inc.	37,251	3,713,552
American Eagle Outfitters, Inc.	110,030	2,068,564
AutoNation, Inc.*(a)	73,001	3,747,141
Bed Bath & Beyond, Inc.	258,622	5,687,098
Burlington Stores, Inc.*	25,299	3,112,536
Children’s Place, Inc. (The)	9,994	1,452,628
Dick’s Sporting Goods, Inc.	100,815	2,897,423
Five Below, Inc.*	12,889	854,798
Floor & Decor Holdings, Inc. Class A*	17,103	832,574
Foot Locker, Inc.	129,600	6,075,648
Lithia Motors, Inc. Class A	17,805	2,022,470
Michaels Cos., Inc. (The)*	178,954	4,328,897
Murphy USA, Inc.*	21,569	1,733,285
Penske Automotive Group, Inc.	79,446	3,801,491
Sally Beauty Holdings, Inc.*	131,626	2,469,304
Urban Outfitters, Inc.*	55,011	1,928,686
Williams-Sonoma, Inc.(a)	61,138	3,160,835

Total Specialty Retail		51,376,045

Technology Hardware, Storage & Peripherals - 0.8%
NCR Corp.*	76,124	2,587,455
Xerox Corp.	197,662	5,761,847

Total Technology Hardware, Storage & Peripherals		8,349,302

Textiles, Apparel & Luxury Goods - 1.9%
Carter’s, Inc.	23,833	2,800,139
Columbia Sportswear Co.	30,090	2,162,869
Deckers Outdoor Corp.*	4,688	376,212
Hanesbrands, Inc.(a)	307,806	6,436,224
Ralph Lauren Corp.	8,874	920,145
Skechers U.S.A., Inc. Class A*	75,024	2,838,908
Steven Madden Ltd.*	29,569	1,380,872
Under Armour, Inc. Class A*(a)	111,287	1,605,872
Wolverine World Wide, Inc.	20,965	668,364

Total Textiles, Apparel & Luxury Goods		19,189,605

Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc.*	28,899	1,081,401
LendingTree, Inc.*(a)	808	275,084
MGIC Investment Corp.*	223,786	3,157,620
New York Community Bancorp, Inc.	250,771	3,265,038
Radian Group, Inc.	129,111	2,660,978
TFS Financial Corp.	44,746	668,505
Washington Federal, Inc.	39,761	1,361,814

Total Thrifts & Mortgage Finance		12,470,440

Tobacco - 0.1%
Vector Group Ltd.	20,502	458,835

Trading Companies & Distributors - 1.9%
Air Lease Corp.	91,741	4,411,825
Applied Industrial Technologies, Inc.	22,944	1,562,486
Beacon Roofing Supply, Inc.*	17,444	1,112,229
GATX Corp.	32,657	2,029,959
HD Supply Holdings, Inc.*	68,697	2,749,941
MSC Industrial Direct Co., Inc. Class A	26,985	2,608,370
SiteOne Landscape Supply, Inc.*	6,478	496,863
Univar, Inc.*	11,588	358,765
Watsco, Inc.	11,077	1,883,533
WESCO International, Inc.*	30,442	2,074,622

Total Trading Companies & Distributors		19,288,593

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	28,393	1,822,831

Water Utilities - 0.3%
Aqua America, Inc.	65,485	2,568,977
California Water Service Group	16,778	760,882

Total Water Utilities		3,329,859

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	12,647	351,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Earnings Fund (EZM)

December 31, 2017

Investments	Shares	Value

TOTAL COMMON STOCKS (Cost: $887,787,673)		$1,014,176,963

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $591,677)	18,720	660,442

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $20,061,109)(d)	20,061,109	20,061,109

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $908,440,459)		1,034,898,514
Other Assets less Liabilities - (1.8)%		(18,510,564)

NET ASSETS - 100.0%		$1,016,387,950

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)	At December 31, 2017, the total market value of the Fund’s securities on loan was $33,347,689 and the total market value of the collateral held by the Fund was $35,028,977. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,967,868.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 6.4%
Boeing Co. (The)	98	$28,901
Harris Corp.	217	30,738
Huntington Ingalls Industries, Inc.	101	23,806
L3 Technologies, Inc.	151	29,875
Lockheed Martin Corp.	100	32,105
Northrop Grumman Corp.	105	32,226

Total Aerospace & Defense		177,651

Automobiles - 0.4%
General Motors Co.	255	10,452

Beverages - 1.5%
Coca-Cola Co. (The)	204	9,360
Constellation Brands, Inc. Class A	34	7,771
Dr. Pepper Snapple Group, Inc.	95	9,221
Monster Beverage Corp.*	104	6,582
PepsiCo, Inc.	82	9,833

Total Beverages		42,767

Biotechnology - 1.6%
AbbVie, Inc.	113	10,928
Amgen, Inc.	56	9,738
Biogen, Inc.*	25	7,964
Gilead Sciences, Inc.	128	9,170
United Therapeutics Corp.*	48	7,102

Total Biotechnology		44,902

Building Products - 0.9%
Owens Corning	270	24,824

Chemicals - 0.6%
Monsanto Co.	145	16,933

Commercial Services & Supplies - 2.4%
Republic Services, Inc.	470	31,777
Waste Management, Inc.	387	33,398

Total Commercial Services & Supplies		65,175

Communications Equipment - 2.4%
F5 Networks, Inc.*	177	23,226
Motorola Solutions, Inc.	295	26,650
Ubiquiti Networks, Inc.*(a)	227	16,122

Total Communications Equipment		65,998

Consumer Finance - 2.0%
Ally Financial, Inc.	700	20,412
Credit Acceptance Corp.*(a)	52	16,821
Santander Consumer USA Holdings, Inc.	933	17,372

Total Consumer Finance		54,605

Containers & Packaging - 1.6%
Avery Dennison Corp.	137	15,736
Berry Global Group, Inc.*	254	14,902
Crown Holdings, Inc.*	264	14,850

Total Containers & Packaging		45,488

Diversified Consumer Services - 0.7%
H&R Block, Inc.	340	8,915
ServiceMaster Global Holdings, Inc.*	230	11,792

Total Diversified Consumer Services		20,707

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	565	21,967
CenturyLink, Inc.	757	12,627
Verizon Communications, Inc.	432	22,866

Total Diversified Telecommunication Services		57,460

Electric Utilities - 1.7%
ALLETE, Inc.	23	1,710
Alliant Energy Corp.	59	2,514
American Electric Power Co., Inc.	36	2,648
Duke Energy Corp.	29	2,439
Edison International	36	2,277
Entergy Corp.	34	2,767
Eversource Energy	42	2,654
Exelon Corp.	65	2,562
FirstEnergy Corp.	80	2,450
Great Plains Energy, Inc.	77	2,482
Hawaiian Electric Industries, Inc.	58	2,097
NextEra Energy, Inc.	17	2,655
OGE Energy Corp.	64	2,106
PG&E Corp.	33	1,479
Pinnacle West Capital Corp.	32	2,726
Portland General Electric Co.	54	2,461
PPL Corp.	68	2,105
Southern Co. (The)	55	2,645
Westar Energy, Inc.	42	2,218
Xcel Energy, Inc.	53	2,550

Total Electric Utilities		47,545

Electronic Equipment, Instruments & Components - 1.8%
CDW Corp.	366	25,433
FLIR Systems, Inc.	528	24,616

Total Electronic Equipment, Instruments & Components		50,049

Equity Real Estate Investment Trusts (REITs) - 0.8%
Park Hotels & Resorts, Inc.	724	20,815

Food & Staples Retailing - 2.2%
Casey’s General Stores, Inc.	65	7,276
Costco Wholesale Corp.	40	7,445
CVS Health Corp.	103	7,467
Kroger Co. (The)	178	4,886
Sysco Corp.	149	9,049
U.S. Foods Holding Corp.*	262	8,366
Wal-Mart Stores, Inc.	84	8,295
Walgreens Boots Alliance, Inc.	111	8,061

Total Food & Staples Retailing		60,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2017

Investments	Shares	Value

Food Products - 2.8%
Archer-Daniels-Midland Co.	178	$7,134
Campbell Soup Co.	132	6,351
Conagra Brands, Inc.	222	8,363
General Mills, Inc.	132	7,826
Hershey Co. (The)	84	9,535
Ingredion, Inc.	66	9,227
Kellogg Co.	119	8,090
Lamb Weston Holdings, Inc.	138	7,790
Pilgrim’s Pride Corp.*	166	5,156
Tyson Foods, Inc. Class A	92	7,458

Total Food Products		76,930

Gas Utilities - 0.2%
Spire, Inc.	20	1,503
UGI Corp.	43	2,019
WGL Holdings, Inc.	27	2,318

Total Gas Utilities		5,840

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	192	12,411
Becton, Dickinson and Co.	68	14,494
Boston Scientific Corp.*	436	10,808
Cooper Cos., Inc. (The)	39	8,497
Danaher Corp.	125	11,603
Intuitive Surgical, Inc.*	30	10,948
Varian Medical Systems, Inc.*	102	11,337
Zimmer Biomet Holdings, Inc.	84	10,136

Total Health Care Equipment & Supplies		90,234

Health Care Providers & Services - 5.3%
Aetna, Inc.	51	9,200
Anthem, Inc.	50	11,250
Centene Corp.*	75	7,566
Cigna Corp.	58	11,779
DaVita, Inc.*	117	8,453
Encompass Health Corp.	177	8,746
Express Scripts Holding Co.*	125	9,330
HCA Healthcare, Inc.*	117	10,277
Humana, Inc.	42	10,419
Laboratory Corp. of America Holdings*	74	11,804
McKesson Corp.	48	7,486
Quest Diagnostics, Inc.	112	11,031
UnitedHealth Group, Inc.	57	12,566
Universal Health Services, Inc. Class B	66	7,481
WellCare Health Plans, Inc.*	43	8,648

Total Health Care Providers & Services		146,036

Health Care Technology - 0.3%
Cerner Corp.*	125	8,424

Hotels, Restaurants & Leisure - 1.4%
Aramark	344	14,702
Darden Restaurants, Inc.	141	13,539
Hilton Grand Vacations, Inc.*	238	9,984

Total Hotels, Restaurants & Leisure		38,225

Household Durables - 1.7%
D.R. Horton, Inc.	249	12,716
NVR, Inc.*	3	10,525
PulteGroup, Inc.	394	13,101
Toll Brothers, Inc.	221	10,612

Total Household Durables		46,954

Household Products - 1.3%
Clorox Co. (The)	62	9,222
Colgate-Palmolive Co.	118	8,903
Kimberly-Clark Corp.	76	9,170
Procter & Gamble Co. (The)	107	9,831

Total Household Products		37,126

Independent Power & Renewable Electricity Producers - 0.1%
Vistra Energy Corp.*	77	1,411

Insurance - 12.8%
Aflac, Inc.	351	30,811
Allstate Corp. (The)	310	32,460
American Financial Group, Inc.	275	29,848
First American Financial Corp.	488	27,347
Hanover Insurance Group, Inc. (The)	234	25,291
Hartford Financial Services Group, Inc. (The)	524	29,491
Loews Corp.	592	29,618
Markel Corp.*	25	28,478
Old Republic International Corp.	1,305	27,901
Progressive Corp. (The)	569	32,046
Travelers Cos., Inc. (The)	233	31,604
W.R. Berkley Corp.	423	30,308

Total Insurance		355,203

Internet Software & Services - 1.0%
eBay, Inc.*	723	27,286

IT Services - 11.2%
Broadridge Financial Solutions, Inc.	332	30,073
Cognizant Technology Solutions Corp. Class A	401	28,479
DXC Technology Co.	210	19,929
Euronet Worldwide, Inc.*	300	25,281
Fidelity National Information Services, Inc.	350	32,932
International Business Machines Corp.	194	29,763
Jack Henry & Associates, Inc.	271	31,696
MAXIMUS, Inc.	374	26,771
Total System Services, Inc.	391	30,924
Vantiv, Inc. Class A*	411	30,229
Western Union Co. (The)	1,341	25,492

Total IT Services		311,569

Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc.*	84	9,194
Thermo Fisher Scientific, Inc.	60	11,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2017

Investments	Shares	Value

Waters Corp.*	52	$10,046

Total Life Sciences Tools & Services		30,632

Media - 1.8%
Scripps Networks Interactive, Inc. Class A	124	10,587
Time Warner, Inc.	181	16,556
Viacom, Inc. Class B	274	8,442
Walt Disney Co. (The)	142	15,267

Total Media		50,852

Metals & Mining - 0.3%
Newmont Mining Corp.	246	9,230

Multi-Utilities - 0.9%
Ameren Corp.	43	2,537
CenterPoint Energy, Inc.	79	2,240
CMS Energy Corp.	54	2,554
Consolidated Edison, Inc.	31	2,633
Dominion Energy, Inc.	30	2,432
DTE Energy Co.	24	2,627
NiSource, Inc.	79	2,028
Public Service Enterprise Group, Inc.	49	2,524
Sempra Energy	19	2,031
WEC Energy Group, Inc.	39	2,591

Total Multi-Utilities		24,197

Multiline Retail - 1.2%
Kohl’s Corp.	156	8,460
Macy’s, Inc.	295	7,431
Nordstrom, Inc.	163	7,723
Target Corp.	152	9,918

Total Multiline Retail		33,532

Oil, Gas & Consumable Fuels - 6.1%
Andeavor	223	25,498
Chevron Corp.	287	35,929
Exxon Mobil Corp.	431	36,049
HollyFrontier Corp.	376	19,259
Valero Energy Corp.	345	31,709
Williams Cos., Inc. (The)	712	21,709

Total Oil, Gas & Consumable Fuels		170,153

Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.*	370	9,716

Pharmaceuticals - 1.9%
Akorn, Inc.*	197	6,349
Bristol-Myers Squibb Co.	139	8,518
Eli Lilly & Co.	137	11,571
Johnson & Johnson	94	13,134
Pfizer, Inc.	359	13,003

Total Pharmaceuticals		52,575

Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	163	19,301

Real Estate Management & Development - 2.2%
CBRE Group, Inc. Class A*	467	20,226
Howard Hughes Corp. (The)*	183	24,022
Jones Lang LaSalle, Inc.	118	17,574

Total Real Estate Management & Development		61,822

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	643	29,681
Micron Technology, Inc.*	402	16,530

Total Semiconductors & Semiconductor Equipment		46,211

Software - 3.9%
Cadence Design Systems, Inc.*	596	24,925
CDK Global, Inc.	424	30,222
Intuit, Inc.	178	28,085
Oracle Corp.	553	26,146

Total Software		109,378

Specialty Retail - 3.1%
Best Buy Co., Inc.	133	9,106
Foot Locker, Inc.	169	7,923
Gap, Inc. (The)	238	8,106
Home Depot, Inc. (The)	86	16,300
Ross Stores, Inc.	138	11,074
TJX Cos., Inc. (The)	188	14,374
Tractor Supply Co.	145	10,839
Williams-Sonoma, Inc.	148	7,652

Total Specialty Retail		85,374

Technology Hardware, Storage & Peripherals - 0.9%
HP, Inc.	1,166	24,498

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.	112	13,159
Columbia Sportswear Co.	135	9,704
Hanesbrands, Inc.	402	8,406
PVH Corp.	73	10,016
Ralph Lauren Corp.	91	9,436
VF Corp.	173	12,802

Total Textiles, Apparel & Luxury Goods		63,523

Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	74	17,482

TOTAL COMMON STOCKS (Cost: $2,531,740)		2,759,930

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $29,970)(c)	29,970	29,970

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $2,561,710)		2,789,900
Other Assets less Liabilities - (0.7)%		(20,336)

NET ASSETS - 100.0%		$2,769,564

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

December 31, 2017

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)	At December 31, 2017, the total market value of the Fund’s securities on loan was $29,368 and the total market value of the collateral held by the Fund was $29,970.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 6.2%
Boeing Co. (The)	129,652	$38,235,671
BWX Technologies, Inc.	9,490	574,050
Curtiss-Wright Corp.	1,961	238,948
General Dynamics Corp.	54,163	11,019,462
Hexcel Corp.	8,468	523,746
Huntington Ingalls Industries, Inc.	6,712	1,582,018
Lockheed Martin Corp.	79,503	25,524,438
Northrop Grumman Corp.	25,049	7,687,789
Raytheon Co.	54,085	10,159,867
Rockwell Collins, Inc.	18,038	2,446,314
Spirit AeroSystems Holdings, Inc. Class A	4,912	428,572
United Technologies Corp.	198,399	25,309,761

Total Aerospace & Defense		123,730,636

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	34,459	3,069,952
Expeditors International of Washington, Inc.	28,579	1,848,776
FedEx Corp.	23,455	5,852,961
United Parcel Service, Inc. Class B	203,942	24,299,689

Total Air Freight & Logistics		35,071,378

Airlines - 0.2%
Southwest Airlines Co.	53,246	3,484,951

Auto Components - 0.2%
Dana, Inc.	9,808	313,954
Gentex Corp.	56,981	1,193,752
Goodyear Tire & Rubber Co. (The)	39,267	1,268,717
LCI Industries	3,876	503,880

Total Auto Components		3,280,303

Automobiles - 1.3%
General Motors Co.	551,490	22,605,575
Harley-Davidson, Inc.(a)	50,586	2,573,816
Thor Industries, Inc.	7,040	1,061,069

Total Automobiles		26,240,460

Banks - 4.4%
Bank of the Ozarks, Inc.	21,045	1,019,630
Comerica, Inc.	22,090	1,917,633
First Republic Bank	10,638	921,677
Wells Fargo & Co.	1,400,433	84,964,270

Total Banks		88,823,210

Beverages - 3.2%
Brown-Forman Corp. Class A	22,514	1,513,841
Brown-Forman Corp. Class B	28,838	1,980,306
Constellation Brands, Inc. Class A	18,030	4,121,117
Dr. Pepper Snapple Group, Inc.	47,247	4,585,794
PepsiCo, Inc.	426,796	51,181,376

Total Beverages		63,382,434

Biotechnology - 3.9%
AbbVie, Inc.	515,703	49,873,637
Gilead Sciences, Inc.	395,473	28,331,686

Total Biotechnology		78,205,323

Building Products - 0.2%
A.O. Smith Corp.	15,358	941,138
Fortune Brands Home & Security, Inc.	19,210	1,314,732
Lennox International, Inc.	5,089	1,059,835
Owens Corning	9,058	832,793

Total Building Products		4,148,498

Capital Markets - 3.8%
Affiliated Managers Group, Inc.	2,010	412,552
BlackRock, Inc.	34,412	17,677,789
CBOE Global Markets, Inc.	11,408	1,421,323
Charles Schwab Corp. (The)	91,464	4,698,506
Eaton Vance Corp.	31,124	1,755,082
Evercore, Inc. Class A	6,171	555,390
FactSet Research Systems, Inc.	5,190	1,000,424
Federated Investors, Inc. Class B	36,673	1,323,162
Franklin Resources, Inc.	108,803	4,714,434
Legg Mason, Inc.	22,936	962,853
LPL Financial Holdings, Inc.	18,665	1,066,518
MarketAxess Holdings, Inc.	2,519	508,208
Morgan Stanley	361,270	18,955,837
Morningstar, Inc.	5,538	537,020
MSCI, Inc.	14,253	1,803,575
Raymond James Financial, Inc.	18,417	1,644,638
S&P Global, Inc.	27,330	4,629,702
SEI Investments Co.	18,258	1,312,020
T. Rowe Price Group, Inc.	59,833	6,278,277
TD Ameritrade Holding Corp.	95,224	4,868,803

Total Capital Markets		76,126,113

Chemicals - 2.8%
Air Products & Chemicals, Inc.	53,231	8,734,142
Albemarle Corp.	12,225	1,563,455
Celanese Corp. Series A	21,252	2,275,664
Ecolab, Inc.	36,777	4,934,738
FMC Corp.	11,388	1,077,988
International Flavors & Fragrances, Inc.	17,554	2,678,916
Monsanto Co.	88,618	10,348,810
NewMarket Corp.	1,911	759,412
PolyOne Corp.	13,919	605,477
PPG Industries, Inc.	43,041	5,028,050
Praxair, Inc.	65,435	10,121,486
Scotts Miracle-Gro Co. (The)	13,687	1,464,372
Sherwin-Williams Co. (The)	8,847	3,627,624
W.R. Grace & Co.	7,384	517,840
Westlake Chemical Corp.	12,499	1,331,518

Total Chemicals		55,069,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2017

Investments	Shares	Value

Commercial Services & Supplies - 0.8%
Cintas Corp.	12,619	$1,966,419
Deluxe Corp.	8,806	676,653
Healthcare Services Group, Inc.	13,937	734,759
KAR Auction Services, Inc.	44,290	2,237,088
MSA Safety, Inc.	5,964	462,329
Rollins, Inc.	27,804	1,293,720
Waste Management, Inc.	93,808	8,095,630

Total Commercial Services & Supplies		15,466,598

Construction & Engineering - 0.1%
EMCOR Group, Inc.	3,020	246,885
Jacobs Engineering Group, Inc.	9,538	629,127
Valmont Industries, Inc.	2,486	412,303

Total Construction & Engineering		1,288,315

Construction Materials - 0.1%
Eagle Materials, Inc.	1,805	204,506
Martin Marietta Materials, Inc.	4,894	1,081,770
Vulcan Materials Co.	10,935	1,403,726

Total Construction Materials		2,690,002

Consumer Finance - 0.7%
American Express Co.	137,094	13,614,805

Containers & Packaging - 0.3%
AptarGroup, Inc.	11,384	982,211
Avery Dennison Corp.	12,584	1,445,398
Graphic Packaging Holding Co.	76,217	1,177,553
Packaging Corp. of America	22,549	2,718,282

Total Containers & Packaging		6,323,444

Distributors - 0.2%
Genuine Parts Co.	42,800	4,066,428
Pool Corp.	4,968	644,101

Total Distributors		4,710,529

Diversified Consumer Services - 0.1%
Service Corp. International	26,906	1,004,132

Electrical Equipment - 1.1%
Acuity Brands, Inc.	1,014	178,464
AMETEK, Inc.	13,133	951,748
Emerson Electric Co.	205,175	14,298,646
EnerSys	308	21,446
Hubbell, Inc.	14,289	1,933,873
Rockwell Automation, Inc.	24,711	4,852,005

Total Electrical Equipment		22,236,182

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	18,601	1,633,168
CDW Corp.	12,392	861,120
Cognex Corp.	5,642	345,065
Corning, Inc.	137,363	4,394,242
Dolby Laboratories, Inc. Class A	3,971	246,202
FLIR Systems, Inc.	11,515	536,829
Jabil, Inc.	13,095	343,744
Littelfuse, Inc.	1,318	260,727

Total Electronic Equipment, Instruments & Components		8,621,097

Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	82,928	11,831,338

Food & Staples Retailing - 2.8%
Casey’s General Stores, Inc.	3,498	391,566
Costco Wholesale Corp.	50,467	9,392,918
CVS Health Corp.	299,218	21,693,305
Sysco Corp.	130,582	7,930,245
Walgreens Boots Alliance, Inc.	238,986	17,355,163

Total Food & Staples Retailing		56,763,197

Food Products - 2.5%
Campbell Soup Co.	90,597	4,358,622
Flowers Foods, Inc.	63,572	1,227,575
General Mills, Inc.	211,809	12,558,156
Hershey Co. (The)	40,703	4,620,197
Hormel Foods Corp.	102,585	3,733,068
Lancaster Colony Corp.	4,799	620,079
McCormick & Co., Inc. Non-Voting Shares	25,354	2,583,826
Mondelez International, Inc. Class A	327,732	14,026,930
Pinnacle Foods, Inc.	24,674	1,467,363
Sanderson Farms, Inc.	1,564	217,052
Tyson Foods, Inc. Class A	45,487	3,687,631

Total Food Products		49,100,499

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	372,591	21,263,768
Baxter International, Inc.	59,831	3,867,476
Becton, Dickinson and Co.	35,692	7,640,277
Cantel Medical Corp.	876	90,114
Cooper Cos., Inc. (The)	149	32,464
Dentsply Sirona, Inc.	12,891	848,614
ResMed, Inc.	25,648	2,172,129
Stryker Corp.	44,984	6,965,323
Teleflex, Inc.	4,085	1,016,430
West Pharmaceutical Services, Inc.	4,854	478,944

Total Health Care Equipment & Supplies		44,375,539

Health Care Providers & Services - 2.9%
Aetna, Inc.	37,042	6,682,006
Anthem, Inc.	34,374	7,734,494
Cardinal Health, Inc.	103,236	6,325,270
Cigna Corp.	864	175,470
Encompass Health Corp.	22,189	1,096,358
Humana, Inc.	9,101	2,257,685
McKesson Corp.	18,628	2,905,037
UnitedHealth Group, Inc.	142,011	31,307,745

Total Health Care Providers & Services		58,484,065

Hotels, Restaurants & Leisure - 1.5%
Aramark	31,000	1,324,940
Cracker Barrel Old Country Store, Inc.(a)	6,863	1,090,462
Darden Restaurants, Inc.	37,864	3,635,701
ILG, Inc.	23,269	662,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2017

Investments	Shares	Value

Starbucks Corp.	314,376	$18,054,614
Texas Roadhouse, Inc.	12,005	632,423
Vail Resorts, Inc.	6,810	1,446,921
Wendy’s Co. (The)	52,876	868,224
Wyndham Worldwide Corp.	23,255	2,694,557

Total Hotels, Restaurants & Leisure		30,410,543

Household Durables - 0.3%
D.R. Horton, Inc.	41,797	2,134,573
Leggett & Platt, Inc.	39,483	1,884,524
Lennar Corp. Class A	7,737	489,288
PulteGroup, Inc.	37,136	1,234,772
Toll Brothers, Inc.	9,569	459,503

Total Household Durables		6,202,660

Household Products - 0.4%
Church & Dwight Co., Inc.	44,801	2,247,666
Clorox Co. (The)	32,898	4,893,249
Spectrum Brands Holdings, Inc.	8,030	902,572

Total Household Products		8,043,487

Industrial Conglomerates - 2.9%
3M Co.	128,880	30,334,485
Carlisle Cos., Inc.	8,437	958,865
Honeywell International, Inc.	162,233	24,880,053
Roper Technologies, Inc.	6,177	1,599,843

Total Industrial Conglomerates		57,773,246

Insurance - 0.8%
Brown & Brown, Inc.	14,545	748,486
Erie Indemnity Co. Class A	12,780	1,557,115
Marsh & McLennan Cos., Inc.	99,377	8,088,294
Progressive Corp. (The)	85,890	4,837,325
Selective Insurance Group, Inc.	6,429	377,382

Total Insurance		15,608,602

Internet & Catalog Retail - 0.1%
Expedia, Inc.	14,885	1,782,776

Internet Software & Services - 0.0%
j2 Global, Inc.	5,463	409,889
LogMeIn, Inc.	2,902	332,279

Total Internet Software & Services		742,168

IT Services - 4.4%
Alliance Data Systems Corp.	3,515	890,982
Automatic Data Processing, Inc.	73,192	8,577,371
Booz Allen Hamilton Holding Corp.	15,309	583,732
Broadridge Financial Solutions, Inc.	15,455	1,399,914
Cognizant Technology Solutions Corp. Class A	31,965	2,270,154
CSRA, Inc.	14,450	432,344
DST Systems, Inc.	5,478	340,019
Fidelity National Information Services, Inc.	29,615	2,786,475
Global Payments, Inc.	896	89,815
International Business Machines Corp.	276,745	42,458,218
Jack Henry & Associates, Inc.	6,577	769,246
Leidos Holdings, Inc.	24,159	1,559,947
MasterCard, Inc. Class A	47,547	7,196,714
MAXIMUS, Inc.	964	69,003
Paychex, Inc.	78,769	5,362,594
Total System Services, Inc.	9,667	764,563
Visa, Inc. Class A	97,210	11,083,884
Western Union Co. (The)	121,798	2,315,380

Total IT Services		88,950,355

Leisure Products - 0.3%
Brunswick Corp.	11,663	644,031
Hasbro, Inc.	32,473	2,951,471
Polaris Industries, Inc.	12,397	1,537,104

Total Leisure Products		5,132,606

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	25,743	1,724,009
Bio-Techne Corp.	4,777	618,860
PerkinElmer, Inc.	3,923	286,850
Thermo Fisher Scientific, Inc.	14,250	2,705,790

Total Life Sciences Tools & Services		5,335,509

Machinery - 2.3%
AGCO Corp.	5,567	397,651
Barnes Group, Inc.	4,209	266,303
Crane Co.	11,208	999,978
Cummins, Inc.	42,345	7,479,821
Donaldson Co., Inc.	22,256	1,089,431
Dover Corp.	32,748	3,307,220
Fortive Corp.	11,913	861,906
Graco, Inc.	28,626	1,294,468
IDEX Corp.	11,785	1,555,266
Illinois Tool Works, Inc.	70,207	11,714,038
ITT, Inc.	11,657	622,134
Lincoln Electric Holdings, Inc.	12,410	1,136,508
Nordson Corp.	6,040	884,256
Oshkosh Corp.	7,354	668,405
Parker-Hannifin Corp.	20,332	4,057,861
Snap-on, Inc.	9,808	1,709,534
Stanley Black & Decker, Inc.	25,637	4,350,343
Terex Corp.	5,230	252,191
Toro Co. (The)	12,651	825,225
Trinity Industries, Inc.	25,853	968,453
Wabtec Corp.	4,649	378,568
Woodward, Inc.	4,284	327,897
Xylem, Inc.	23,572	1,607,610

Total Machinery		46,755,067

Media - 2.0%
CBS Corp. Class B Non-Voting Shares	48,650	2,870,350
Cinemark Holdings, Inc.	34,657	1,206,757
Scripps Networks Interactive, Inc. Class A	14,652	1,250,988
Twenty-First Century Fox, Inc. Class A	125,597	4,336,864
Twenty-First Century Fox, Inc. Class B	95,930	3,273,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2017

Investments	Shares	Value

Walt Disney Co. (The)	261,503	$28,114,187

Total Media		41,052,278

Multi-Utilities - 0.4%
Sempra Energy	72,900	7,794,468

Multiline Retail - 0.3%
Dollar General Corp.	33,552	3,120,671
Nordstrom, Inc.	56,165	2,661,098

Total Multiline Retail		5,781,769

Oil, Gas & Consumable Fuels - 6.7%
Andeavor	31,748	3,630,066
Exxon Mobil Corp.	1,289,797	107,878,621
Marathon Petroleum Corp.	124,030	8,183,500
Valero Energy Corp.	146,279	13,444,503

Total Oil, Gas & Consumable Fuels		133,136,690

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	30,685	3,904,359
Nu Skin Enterprises, Inc. Class A	16,789	1,145,514

Total Personal Products		5,049,873

Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	445,662	27,310,167
Eli Lilly & Co.	291,146	24,590,191
Johnson & Johnson	695,141	97,125,101
Zoetis, Inc.	31,688	2,282,804

Total Pharmaceuticals		151,308,263

Professional Services - 0.2%
Equifax, Inc.	16,764	1,976,811
Robert Half International, Inc.	25,513	1,416,992

Total Professional Services		3,393,803

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	3,239	482,384
Realogy Holdings Corp.	22,217	588,751

Total Real Estate Management & Development		1,071,135

Road & Rail - 2.2%
CSX Corp.	136,085	7,486,036
JB Hunt Transport Services, Inc.	10,814	1,243,394
Kansas City Southern	17,663	1,858,501
Knight-Swift Transportation Holdings, Inc.	9,490	414,903
Landstar System, Inc.	1,967	204,765
Norfolk Southern Corp.	55,039	7,975,151
Old Dominion Freight Line, Inc.	2,264	297,829
Ryder System, Inc.	12,555	1,056,754
Union Pacific Corp.	178,297	23,909,627

Total Road & Rail		44,446,960

Semiconductors & Semiconductor Equipment - 5.8%
Analog Devices, Inc.	58,757	5,231,136
Applied Materials, Inc.	66,523	3,400,656
Intel Corp.	904,502	41,751,812
KLA-Tencor Corp.	28,319	2,975,477
Lam Research Corp.	13,903	2,559,125
Maxim Integrated Products, Inc.	51,795	2,707,843
Microchip Technology, Inc.	31,301	2,750,732
MKS Instruments, Inc.	4,143	391,513
Monolithic Power Systems, Inc.	2,791	313,597
NVIDIA Corp.	15,388	2,977,578
QUALCOMM, Inc.	403,144	25,809,279
Skyworks Solutions, Inc.	17,606	1,671,690
Texas Instruments, Inc.	190,058	19,849,657
Xilinx, Inc.	38,648	2,605,648

Total Semiconductors & Semiconductor Equipment		114,995,743

Software - 5.3%
Activision Blizzard, Inc.	28,708	1,817,791
Blackbaud, Inc.	2,006	189,547
Intuit, Inc.	19,340	3,051,465
Microsoft Corp.	903,050	77,246,897
Oracle Corp.	492,693	23,294,525
Pegasystems, Inc.	1,137	53,609

Total Software		105,653,834

Specialty Retail - 4.5%
Advance Auto Parts, Inc.	1,040	103,678
Best Buy Co., Inc.	69,939	4,788,723
Gap, Inc. (The)	119,385	4,066,253
Home Depot, Inc. (The)	246,894	46,793,820
Lowe’s Cos., Inc.	172,563	16,038,005
Ross Stores, Inc.	34,305	2,752,976
Tiffany & Co.	28,529	2,965,590
TJX Cos., Inc. (The)	112,038	8,566,425
Tractor Supply Co.	20,920	1,563,770
Williams-Sonoma, Inc.(a)	25,884	1,338,203

Total Specialty Retail		88,977,443

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	450,920	76,309,192
NetApp, Inc.	23,638	1,307,654

Total Technology Hardware, Storage & Peripherals		77,616,846

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	7,375	866,489
Columbia Sportswear Co.	8,450	607,386
Hanesbrands, Inc.(a)	108,020	2,258,698
NIKE, Inc. Class B	185,305	11,590,828
Tapestry, Inc.	98,987	4,378,195
VF Corp.	109,844	8,128,456

Total Textiles, Apparel & Luxury Goods		27,830,052

Tobacco - 2.7%
Altria Group, Inc.	761,452	54,375,287

Trading Companies & Distributors - 0.5%
Fastenal Co.	76,430	4,179,957
MSC Industrial Direct Co., Inc. Class A	9,320	900,871
W.W. Grainger, Inc.	13,161	3,109,286
Watsco, Inc.	8,783	1,493,461

Total Trading Companies & Distributors		9,683,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2017

Investments	Shares	Value

TOTAL COMMON STOCKS (Cost: $1,760,440,125)		$1,992,977,578

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $3,180,972)(c)	3,180,972	3,180,972

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,763,621,097)		1,996,158,550
Other Assets less Liabilities - (0.0)%		(10,620)

NET ASSETS - 100.0%		$1,996,147,930

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $5,957,356 and the total market value of the collateral held by the Fund was $6,292,670. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,111,698.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.7%
Boeing Co. (The)	1,048	$309,066
General Dynamics Corp.	845	171,915
Harris Corp.	1,533	217,149
Huntington Ingalls Industries, Inc.	691	162,869
Lockheed Martin Corp.	638	204,830
Spirit AeroSystems Holdings, Inc. Class A	2,996	261,401
TransDigm Group, Inc.	374	102,708
United Technologies Corp.	1,893	241,490

Total Aerospace & Defense		1,671,428

Airlines - 3.6%
American Airlines Group, Inc.	7,682	399,694
Delta Air Lines, Inc.	5,053	282,968
JetBlue Airways Corp.*	14,222	317,720
Southwest Airlines Co.	3,785	247,728
United Continental Holdings, Inc.*	5,428	365,847

Total Airlines		1,613,957

Auto Components - 1.5%
Goodyear Tire & Rubber Co. (The)	9,990	322,777
Lear Corp.	1,063	187,789
Visteon Corp.*	1,356	169,690

Total Auto Components		680,256

Automobiles - 1.8%
General Motors Co.	9,610	393,914
Harley-Davidson, Inc.(a)	8,078	411,009

Total Automobiles		804,923

Banks - 1.8%
Bank of America Corp.	6,876	202,980
BB&T Corp.	4,935	245,368
Citigroup, Inc.	2,737	203,660
Fifth Third Bancorp	5,962	180,887

Total Banks		832,895

Beverages - 0.9%
Dr. Pepper Snapple Group, Inc.	2,282	221,491
PepsiCo, Inc.	1,465	175,683

Total Beverages		397,174

Biotechnology - 2.2%
AbbVie, Inc.	1,955	189,068
Amgen, Inc.	1,213	210,941
Biogen, Inc.*	389	123,924
Gilead Sciences, Inc.	2,408	172,509
United Therapeutics Corp.*	1,962	290,278

Total Biotechnology		986,720

Building Products - 0.8%
Fortune Brands Home & Security, Inc.	1,889	129,283
Masco Corp.	5,105	224,314

Total Building Products		353,597

Capital Markets - 3.5%
Ameriprise Financial, Inc.	1,478	250,476
Bank of New York Mellon Corp. (The)	3,570	192,280
BGC Partners, Inc. Class A	6,609	99,862
FactSet Research Systems, Inc.	501	96,573
Franklin Resources, Inc.	4,242	183,806
Goldman Sachs Group, Inc. (The)	999	254,505
MSCI, Inc.	1,679	212,461
S&P Global, Inc.	737	124,848
T. Rowe Price Group, Inc.	1,741	182,683

Total Capital Markets		1,597,494

Chemicals - 2.6%
Celanese Corp. Series A	2,487	266,308
Eastman Chemical Co.	1,952	180,833
LyondellBasell Industries N.V. Class A	2,613	288,266
PPG Industries, Inc.	1,736	202,800
Scotts Miracle-Gro Co. (The)	2,384	255,064

Total Chemicals		1,193,271

Commercial Services & Supplies - 0.4%
Waste Management, Inc.	2,298	198,317

Communications Equipment - 1.5%
F5 Networks, Inc.*	2,217	290,915
Juniper Networks, Inc.	7,687	219,080
Motorola Solutions, Inc.	2,113	190,888

Total Communications Equipment		700,883

Construction & Engineering - 0.3%
EMCOR Group, Inc.	1,792	146,496

Consumer Finance - 2.9%
Ally Financial, Inc.	9,112	265,706
American Express Co.	2,532	251,453
Credit Acceptance Corp.*	493	159,476
Discover Financial Services	4,473	344,063
Synchrony Financial	7,728	298,378

Total Consumer Finance		1,319,076

Containers & Packaging - 1.6%
Avery Dennison Corp.	1,204	138,292
Bemis Co., Inc.	5,660	270,491
Sealed Air Corp.	5,976	294,617

Total Containers & Packaging		703,400

Diversified Consumer Services - 0.8%
H&R Block, Inc.	13,880	363,934

Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	3,974	210,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2017

Investments	Shares	Value

Electric Utilities - 0.4%
FirstEnergy Corp.	5,378	$164,674

Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,318	231,968
Eaton Corp. PLC	2,932	231,657

Total Electrical Equipment		463,625

Electronic Equipment, Instruments & Components - 3.0%
Avnet, Inc.	8,844	350,399
CDW Corp.	3,171	220,353
Corning, Inc.	12,174	389,446
Jabil, Inc.	9,748	255,885
TE Connectivity Ltd.	1,319	125,358

Total Electronic Equipment, Instruments & Components		1,341,441

Food & Staples Retailing - 2.3%
CVS Health Corp.	2,385	172,912
Kroger Co. (The)	9,036	248,038
Sysco Corp.	2,890	175,510
Wal-Mart Stores, Inc.	2,292	226,335
Walgreens Boots Alliance, Inc.	2,766	200,867

Total Food & Staples Retailing		1,023,662

Food Products - 4.5%
Campbell Soup Co.	5,086	244,688
Conagra Brands, Inc.	12,032	453,245
General Mills, Inc.	7,126	422,501
Hershey Co. (The)	1,535	174,238
J.M. Smucker Co. (The)	2,301	285,876
Kellogg Co.	3,351	227,801
Tyson Foods, Inc. Class A	3,118	252,776

Total Food Products		2,061,125

Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp.*	1,110	125,108
Intuitive Surgical, Inc.*	413	150,720

Total Health Care Equipment & Supplies		275,828

Health Care Providers & Services - 6.5%
Aetna, Inc.	1,750	315,683
Anthem, Inc.	700	157,507
Cardinal Health, Inc.	4,157	254,699
DaVita, Inc.*	5,961	430,682
Express Scripts Holding Co.*	6,289	469,411
HCA Healthcare, Inc.*	3,569	313,501
Henry Schein, Inc.*	2,267	158,418
Humana, Inc.	769	190,766
McKesson Corp.	2,996	467,226
Quest Diagnostics, Inc.	1,980	195,010

Total Health Care Providers & Services		2,952,903

Hotels, Restaurants & Leisure - 1.9%
Dunkin’ Brands Group, Inc.	3,001	193,474
Las Vegas Sands Corp.	3,022	209,999
Starbucks Corp.	2,653	152,362
Wyndham Worldwide Corp.	2,799	324,320

Total Hotels, Restaurants & Leisure		880,155

Household Durables - 1.6%
Leggett & Platt, Inc.	2,481	118,418
PulteGroup, Inc.	13,344	443,688
Whirlpool Corp.	959	161,726

Total Household Durables		723,832

Household Products - 1.9%
Church & Dwight Co., Inc.	5,014	251,552
Kimberly-Clark Corp.	1,991	240,234
Procter & Gamble Co. (The)	2,442	224,371
Spectrum Brands Holdings, Inc.	1,480	166,352

Total Household Products		882,509

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	1,841	209,230

Insurance - 6.4%
Aflac, Inc.	2,396	210,321
Allstate Corp. (The)	1,696	177,588
American International Group, Inc.	8,365	498,386
Aon PLC	2,138	286,492
Assurant, Inc.	4,987	502,889
Hartford Financial Services Group, Inc. (The)	5,796	326,199
Lincoln National Corp.	3,175	244,062
MetLife, Inc.	5,196	262,710
Torchmark Corp.	1,556	141,145
Travelers Cos., Inc. (The)	1,934	262,328

Total Insurance		2,912,120

Internet Software & Services - 1.2%
eBay, Inc.*	7,912	298,599
VeriSign, Inc.*	2,078	237,806

Total Internet Software & Services		536,405

IT Services - 6.3%
Alliance Data Systems Corp.	1,061	268,942
Automatic Data Processing, Inc.	1,538	180,238
Broadridge Financial Solutions, Inc.	1,966	178,080
Cognizant Technology Solutions Corp. Class A	2,230	158,375
Fiserv, Inc.*	1,416	185,680
International Business Machines Corp.	1,864	285,975
MasterCard, Inc. Class A	823	124,569
Paychex, Inc.	2,543	173,128
Sabre Corp.	12,874	263,917
Teradata Corp.*	4,656	179,070
Vantiv, Inc. Class A*	6,487	477,119
Western Union Co. (The)	19,116	363,395

Total IT Services		2,838,488

Life Sciences Tools & Services - 0.5%
IQVIA Holdings, Inc.*	2,453	240,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2017

Investments	Shares	Value

Machinery - 1.8%
Allison Transmission Holdings, Inc.	10,891	$469,075
Cummins, Inc.	953	168,338
Snap-on, Inc.	1,023	178,309

Total Machinery		815,722

Media - 6.0%
CBS Corp. Class B Non-Voting Shares	8,973	529,407
Charter Communications, Inc. Class A*	1,308	439,436
Comcast Corp. Class A	5,419	217,031
Interpublic Group of Cos., Inc. (The)	16,433	331,289
Liberty Global PLC*	17,674	598,088
Omnicom Group, Inc.	4,359	317,466
Walt Disney Co. (The)	2,488	267,485

Total Media		2,700,202

Metals & Mining - 0.5%
Steel Dynamics, Inc.	4,902	211,423

Multiline Retail - 2.4%
Dollar General Corp.	1,061	98,684
Kohl’s Corp.	5,428	294,360
Macy’s, Inc.	9,732	245,149
Nordstrom, Inc.	4,236	200,702
Target Corp.	3,550	231,637

Total Multiline Retail		1,070,532

Oil, Gas & Consumable Fuels - 1.6%
ConocoPhillips	4,514	247,773
Marathon Petroleum Corp.	3,596	237,264
Valero Energy Corp.	2,760	253,672

Total Oil, Gas & Consumable Fuels		738,709

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	3,103	190,152
Pfizer, Inc.	6,642	240,573

Total Pharmaceuticals		430,725

Professional Services - 0.9%
ManpowerGroup, Inc.	1,025	129,263
Robert Half International, Inc.	4,781	265,536

Total Professional Services		394,799

Road & Rail - 1.2%
CSX Corp.	4,492	247,105
Union Pacific Corp.	2,078	278,660

Total Road & Rail		525,765

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	3,703	170,930
Lam Research Corp.	780	143,574
Marvell Technology Group Ltd.	10,512	225,693
Maxim Integrated Products, Inc.	3,132	163,741
Skyworks Solutions, Inc.	1,387	131,696
Texas Instruments, Inc.	1,793	187,261
Xilinx, Inc.	2,690	181,360

Total Semiconductors & Semiconductor Equipment		1,204,255

Software - 3.0%
ANSYS, Inc.*	857	126,485
Aspen Technology, Inc.*	3,490	231,038
CDK Global, Inc.	5,220	372,081
Citrix Systems, Inc.*	2,182	192,016
Fair Isaac Corp.	823	126,084
Intuit, Inc.	662	104,450
VMware, Inc. Class A*(a)	1,524	190,988

Total Software		1,343,142

Specialty Retail - 4.0%
AutoZone, Inc.*	188	133,738
Best Buy Co., Inc.	2,729	186,855
Burlington Stores, Inc.*	829	101,992
Foot Locker, Inc.	4,138	193,989
Gap, Inc. (The)	3,389	115,429
Home Depot, Inc. (The)	718	136,083
L Brands, Inc.	2,500	150,550
Lowe’s Cos., Inc.	1,759	163,481
O’Reilly Automotive, Inc.*	1,131	272,051
Ross Stores, Inc.	1,176	94,374
TJX Cos., Inc. (The)	1,515	115,837
Tractor Supply Co.	2,190	163,702

Total Specialty Retail		1,828,081

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	1,192	201,722
HP, Inc.	9,663	203,020
NetApp, Inc.	4,642	256,795
Seagate Technology PLC	11,897	497,771

Total Technology Hardware, Storage & Peripherals		1,159,308

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	1,136	133,469
Hanesbrands, Inc.(a)	6,158	128,764
Ralph Lauren Corp.	824	85,440
VF Corp.	1,871	138,454

Total Textiles, Apparel & Luxury Goods		486,127

Tobacco - 0.6%
Altria Group, Inc.	3,821	272,858

Trading Companies & Distributors - 1.6%
Fastenal Co.	2,549	139,405
HD Supply Holdings, Inc.*	6,547	262,076
W.W. Grainger, Inc.	1,438	339,728

Total Trading Companies & Distributors		741,209

TOTAL COMMON STOCKS (Cost: $43,531,346)		45,203,168

EXCHANGE-TRADED FUNDS - 0.0%
United States - 0.0%
WisdomTree U.S. Earnings 500 Fund(a)(b)	436	13,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

December 31, 2017

Investments	Shares	Value

WisdomTree U.S. MidCap Earnings Fund(b)	147	$5,833

TOTAL EXCHANGE-TRADED FUNDS (Cost: $16,603)		19,379

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $594,803)(d)	594,803	594,803

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $44,142,752)		45,817,350
Other Assets less Liabilities - (1.2)%		(556,647)

NET ASSETS - 100.0%		$45,260,703

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $671,141 and the total market value of the collateral held by the Fund was $724,874. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $130,071. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.2%
AAR Corp.	36,747	$1,443,790
Cubic Corp.	18,368	1,082,793
National Presto Industries, Inc.(a)	10,494	1,043,628
Triumph Group, Inc.	44,309	1,205,205

Total Aerospace & Defense		4,775,416

Air Freight & Logistics - 0.1%
Forward Air Corp.	46,490	2,670,386

Airlines - 0.6%
Allegiant Travel Co.	45,081	6,976,285
Hawaiian Holdings, Inc.	94,260	3,756,261
SkyWest, Inc.	48,032	2,550,499

Total Airlines		13,283,045

Auto Components - 0.8%
Cooper Tire & Rubber Co.	91,368	3,229,859
Standard Motor Products, Inc.	57,901	2,600,334
Strattec Security Corp.	8,870	386,289
Superior Industries International, Inc.	88,371	1,312,309
Tenneco, Inc.	134,929	7,898,744
Tower International, Inc.	48,048	1,467,866

Total Auto Components		16,895,401

Automobiles - 0.1%
Winnebago Industries, Inc.	34,221	1,902,688

Banks - 6.3%
1st Constitution Bancorp	4,380	80,811
1st Source Corp.	19,109	944,940
Access National Corp.	19,637	546,694
ACNB Corp.	8,734	258,090
American National Bankshares, Inc.	12,032	460,826
Ameris Bancorp	15,814	762,235
Ames National Corp.	12,834	357,427
Arrow Financial Corp.	17,212	584,347
Banc of California, Inc.(a)	57,819	1,193,962
BancFirst Corp.	23,205	1,186,936
BancorpSouth Bank	70,973	2,232,101
Bank of Commerce Holdings	8,511	97,877
Bank of Marin Bancorp	5,297	360,196
Bankwell Financial Group, Inc.	3,387	116,310
Banner Corp.	27,003	1,488,405
Bar Harbor Bankshares	19,408	524,210
BCB Bancorp, Inc.	26,273	380,958
Berkshire Hills Bancorp, Inc.	46,373	1,697,252
Blue Hills Bancorp, Inc.	35,791	719,399
Boston Private Financial Holdings, Inc.	110,889	1,713,235
Bridge Bancorp, Inc.	25,760	901,600
Brookline Bancorp, Inc.	83,387	1,309,176
Bryn Mawr Bank Corp.	15,932	704,194
C&F Financial Corp.	3,637	210,946
Camden National Corp.	16,125	679,346
Capital City Bank Group, Inc.	8,498	194,944
Carolina Financial Corp.	5,159	191,657
CenterState Bank Corp.	24,753	636,895
Central Pacific Financial Corp.	32,966	983,376
Central Valley Community Bancorp	7,636	154,094
Century Bancorp, Inc. Class A	991	77,546
Chemung Financial Corp.	4,472	215,103
Citizens & Northern Corp.	23,263	558,312
City Holding Co.	18,802	1,268,571
Civista Bancshares, Inc.	5,849	128,678
CNB Financial Corp.	16,949	444,742
CoBiz Financial, Inc.	21,212	424,028
Codorus Valley Bancorp, Inc.	7,444	204,933
Community Bank System, Inc.	59,044	3,173,615
Community Financial Corp. (The)	2,333	89,354
Community Trust Bancorp, Inc.	22,652	1,066,909
ConnectOne Bancorp, Inc.	16,735	430,926
County Bancorp, Inc.	2,672	79,519
CVB Financial Corp.	119,461	2,814,501
DNB Financial Corp.	1,570	52,909
Eagle Bancorp Montana, Inc.	3,864	80,951
Enterprise Bancorp, Inc.	8,558	291,400
Enterprise Financial Services Corp.	11,877	536,247
Evans Bancorp, Inc.	4,714	197,517
Farmers & Merchants Bancorp, Inc.	5,710	232,968
Farmers Capital Bank Corp.	3,931	151,343
Farmers National Banc Corp.	20,353	300,207
Fidelity Southern Corp.	27,940	609,092
Financial Institutions, Inc.	18,945	589,189
First Bancorp	12,224	431,629
First Bancorp, Inc.	16,102	438,457
First Bancshares, Inc. (The)(a)	2,332	79,754
First Bank	4,395	60,871
First Busey Corp.	52,551	1,573,377
First Business Financial Services, Inc.	10,278	227,349
First Commonwealth Financial Corp.	96,527	1,382,267
First Community Bancshares, Inc.	19,452	558,856
First Community Corp.	4,653	105,158
First Connecticut Bancorp, Inc.	17,228	450,512
First Financial Bancorp	71,673	1,888,584
First Financial Bankshares, Inc.(a)	52,442	2,362,512
First Financial Corp.	12,371	561,025
First Financial Northwest, Inc.	7,284	112,975
First Guaranty Bancshares, Inc.(a)	7,944	198,600
First Internet Bancorp	2,224	84,846
First Interstate BancSystem, Inc. Class A	37,290	1,493,464
First Merchants Corp.	38,465	1,617,838
First Mid-Illinois Bancshares, Inc.	10,185	392,530
First Midwest Bancorp, Inc.	77,068	1,850,403
First of Long Island Corp. (The)	22,863	651,595
Flushing Financial Corp.	35,441	974,627
FNB Bancorp	4,960	180,990
German American Bancorp, Inc.	17,069	603,048
Glacier Bancorp, Inc.	80,102	3,155,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Great Southern Bancorp, Inc.	12,044	$622,073
Great Western Bancorp, Inc.	54,318	2,161,856
Guaranty Bancorp	23,123	639,351
Guaranty Bancshares, Inc.	8,536	261,628
Hanmi Financial Corp.	40,671	1,234,365
Hawthorn Bancshares, Inc.	3,646	75,655
Heartland Financial USA, Inc.	11,678	626,525
Heritage Commerce Corp.	44,928	688,297
Heritage Financial Corp.	23,266	716,593
Hilltop Holdings, Inc.	44,236	1,120,498
Hope Bancorp, Inc.	177,760	3,244,120
Horizon Bancorp	22,585	627,863
Independent Bank Corp.	45,250	2,156,800
Independent Bank Group, Inc.	7,596	513,490
International Bancshares Corp.	51,505	2,044,748
Lakeland Bancorp, Inc.	43,857	844,247
Lakeland Financial Corp.	21,776	1,055,918
LCNB Corp.	14,267	291,760
LegacyTexas Financial Group, Inc.	35,632	1,504,027
Live Oak Bancshares, Inc.	6,269	149,516
Macatawa Bank Corp.	31,456	314,560
MainSource Financial Group, Inc.	22,380	812,618
MBT Financial Corp.	24,351	258,121
Mercantile Bank Corp.	16,842	595,702
Middlefield Banc Corp.	3,418	164,748
Midland States Bancorp, Inc.	22,193	720,829
MidSouth Bancorp, Inc.	2,882	38,187
MidWestOne Financial Group, Inc.	10,421	349,416
MutualFirst Financial, Inc.	6,605	254,623
National Bank Holdings Corp. Class A	13,143	426,227
National Bankshares, Inc.(a)	8,536	387,961
NBT Bancorp, Inc.	49,424	1,818,803
Northrim BanCorp, Inc.	8,551	289,451
Norwood Financial Corp.(a)	7,826	258,258
Ohio Valley Banc Corp.	4,574	184,790
Old Line Bancshares, Inc.(a)	5,928	174,520
Old National Bancorp	183,867	3,208,479
Old Point Financial Corp.	3,496	104,006
Old Second Bancorp, Inc.	5,648	77,095
Orrstown Financial Services, Inc.	7,143	180,361
Park National Corp.	24,731	2,572,024
Parke Bancorp, Inc.	8,083	166,106
Peapack Gladstone Financial Corp.	4,975	174,224
Penns Woods Bancorp, Inc.	9,307	433,520
People’s Utah Bancorp	9,654	292,516
Peoples Bancorp of North Carolina, Inc.	3,706	113,737
Peoples Bancorp, Inc.	21,156	690,109
Peoples Financial Services Corp.	9,245	430,632
Plumas Bancorp	2,806	64,678
Preferred Bank	9,654	567,462
Premier Financial Bancorp, Inc.	14,629	293,750
QCR Holdings, Inc.	3,325	142,476
RBB Bancorp	8,773	240,117
Reliant Bancorp, Inc.	4,002	102,611
Renasant Corp.	41,873	1,712,187
Republic Bancorp, Inc. Class A	18,693	710,708
S&T Bancorp, Inc.	36,034	1,434,514
Sandy Spring Bancorp, Inc.	29,520	1,151,870
ServisFirst Bancshares, Inc.	12,121	503,021
Shore Bancshares, Inc.	7,479	124,899
Sierra Bancorp	14,546	386,342
Simmons First National Corp. Class A	38,326	2,188,415
South State Corp.	20,520	1,788,318
Southern National Bancorp of Virginia, Inc.	21,389	342,866
Southside Bancshares, Inc.	44,257	1,490,576
State Bank Financial Corp.	33,693	1,005,399
Stock Yards Bancorp, Inc.	23,000	867,100
Summit Financial Group, Inc.	9,397	247,329
Sun Bancorp, Inc.	2,644	64,249
Sussex Bancorp	2,372	63,807
Tompkins Financial Corp.	15,502	1,261,088
Towne Bank	50,801	1,562,131
TriCo Bancshares	17,520	663,307
Trustmark Corp.	87,855	2,799,060
Two River Bancorp	3,804	68,967
Union Bankshares Corp.	46,831	1,693,877
Union Bankshares, Inc.	5,334	282,435
United Community Banks, Inc.	48,277	1,358,515
United Security Bancshares	19,701	216,711
Unity Bancorp, Inc.	5,764	113,839
Univest Corp. of Pennsylvania	36,822	1,032,857
Valley National Bancorp	473,384	5,311,368
Washington Trust Bancorp, Inc.	23,315	1,241,524
WashingtonFirst Bankshares, Inc.	4,638	158,898
WesBanco, Inc.	53,642	2,180,547
West Bancorporation, Inc.	21,172	532,476
Westamerica Bancorporation(a)	32,170	1,915,723

Total Banks		131,084,454

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	4,799	1,033,033
MGP Ingredients, Inc.	5,367	412,615

Total Beverages		1,445,648

Building Products - 0.9%
AAON, Inc.	57,307	2,103,167
Advanced Drainage Systems, Inc.	100,801	2,404,104
Apogee Enterprises, Inc.	48,899	2,236,151
Griffon Corp.	89,635	1,824,072
Insteel Industries, Inc.	12,184	345,051
Quanex Building Products Corp.	39,682	928,559
Simpson Manufacturing Co., Inc.	99,559	5,715,682
Universal Forest Products, Inc.	81,019	3,047,935

Total Building Products		18,604,721

Capital Markets - 1.4%
Arlington Asset Investment Corp. Class A(a)	152,944	1,801,680
Artisan Partners Asset Management, Inc. Class A	140,392	5,545,484

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Associated Capital Group, Inc. Class A	1,756	$59,880
B. Riley Financial, Inc.	20,897	378,236
Cohen & Steers, Inc.	53,237	2,517,578
Financial Engines, Inc.	27,895	845,219
Gain Capital Holdings, Inc.(a)	67,379	673,790
GAMCO Investors, Inc. Class A	3,255	96,511
Greenhill & Co., Inc.(a)	15,467	301,607
Hamilton Lane, Inc. Class A	17,716	626,969
Hennessy Advisors, Inc.(a)	6,348	104,996
Houlihan Lokey, Inc.	21,827	991,601
Investment Technology Group, Inc.	24,672	474,936
Ladenburg Thalmann Financial Services, Inc.	112,635	355,927
Moelis & Co. Class A	48,586	2,356,421
Oppenheimer Holdings, Inc. Class A	9,630	258,084
Piper Jaffray Cos.	11,165	962,981
PJT Partners, Inc. Class A	4,019	183,266
Pzena Investment Management, Inc. Class A	10,744	114,638
Silvercrest Asset Management Group, Inc. Class A	14,587	234,121
Virtu Financial, Inc. Class A(a)	239,963	4,391,323
Virtus Investment Partners, Inc.	5,069	583,188
Waddell & Reed Financial, Inc. Class A	185,522	4,144,561
Westwood Holdings Group, Inc.	17,035	1,127,887

Total Capital Markets		29,130,884

Chemicals - 2.2%
A. Schulman, Inc.	98,689	3,676,165
Advanced Emissions Solutions, Inc.(a)	371,940	3,592,941
American Vanguard Corp.	14,105	277,163
Balchem Corp.	22,494	1,813,016
Calgon Carbon Corp.	71,114	1,514,728
Chase Corp.	9,606	1,157,523
Core Molding Technologies, Inc.	11,382	246,989
FutureFuel Corp.	109,027	1,536,191
H.B. Fuller Co.	83,639	4,505,633
Hawkins, Inc.	38,382	1,351,046
Innophos Holdings, Inc.	128,031	5,982,889
Innospec, Inc.	40,594	2,865,936
KMG Chemicals, Inc.	5,055	334,034
Minerals Technologies, Inc.	15,029	1,034,747
Quaker Chemical Corp.	18,495	2,788,861
Rayonier Advanced Materials, Inc.(a)	114,308	2,337,599
Stepan Co.	38,671	3,053,849
Tredegar Corp.	114,225	2,193,120
Valhi, Inc.	701,439	4,327,879

Total Chemicals		44,590,309

Commercial Services & Supplies - 6.5%
ABM Industries, Inc.	154,332	5,821,403
Brady Corp. Class A	152,163	5,766,978
Covanta Holding Corp.	1,319,553	22,300,446
Ennis, Inc.	154,356	3,202,887
Essendant, Inc.	374,985	3,476,111
Herman Miller, Inc.	187,675	7,516,384
HNI Corp.	222,612	8,586,145
Interface, Inc.	96,800	2,434,520
Kimball International, Inc. Class B	88,873	1,659,259
Knoll, Inc.	218,682	5,038,433
LSC Communications, Inc.	331,752	5,026,043
Matthews International Corp. Class A	68,915	3,638,712
McGrath RentCorp	82,029	3,853,722
Mobile Mini, Inc.	176,376	6,084,972
Multi-Color Corp.	7,619	570,282
Pitney Bowes, Inc.	1,964,666	21,964,966
Quad/Graphics, Inc.	302,200	6,829,720
RR Donnelley & Sons Co.	666,462	6,198,096
Steelcase, Inc. Class A	471,810	7,171,512
Tetra Tech, Inc.	68,970	3,320,905
U.S. Ecology, Inc.	46,640	2,378,640
UniFirst Corp.	2,108	347,609
Viad Corp.	21,830	1,209,382
VSE Corp.	9,725	470,982

Total Commercial Services & Supplies		134,868,109

Communications Equipment - 0.8%
ADTRAN, Inc.	116,922	2,262,441
Comtech Telecommunications Corp.	77,184	1,707,310
InterDigital, Inc.	94,877	7,224,883
PC-Tel, Inc.*	76,319	562,471
Plantronics, Inc.	58,328	2,938,565
TESSCO Technologies, Inc.	54,671	1,101,621

Total Communications Equipment		15,797,291

Construction & Engineering - 0.8%
Argan, Inc.	50,027	2,251,215
Comfort Systems USA, Inc.	38,700	1,689,255
Granite Construction, Inc.	47,389	3,005,884
KBR, Inc.	355,192	7,043,457
Primoris Services Corp.	65,660	1,785,296

Total Construction & Engineering		15,775,107

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,112	471,235

Consumer Finance - 0.1%
FirstCash, Inc.	26,370	1,778,656
Nelnet, Inc. Class A	15,997	876,316

Total Consumer Finance		2,654,972

Containers & Packaging - 1.0%
Greif, Inc. Class A(a)	102,304	6,197,576
Greif, Inc. Class B	70,910	4,917,609
Myers Industries, Inc.	125,636	2,449,902
Silgan Holdings, Inc.	207,703	6,104,391

Total Containers & Packaging		19,669,478

Distributors - 0.2%
Core-Mark Holding Co., Inc.	85,638	2,704,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Weyco Group, Inc.	48,394	$1,438,270

Total Distributors		4,142,718

Diversified Consumer Services - 0.6%
Capella Education Co.	34,507	2,670,842
Carriage Services, Inc.	26,818	689,491
Collectors Universe, Inc.	66,276	1,898,145
Graham Holdings Co. Class B	6,158	3,438,319
Liberty Tax, Inc.	101,272	1,113,992
Strayer Education, Inc.	18,249	1,634,745

Total Diversified Consumer Services		11,445,534

Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	8,210	120,769
Marlin Business Services Corp.	14,794	331,386
Tiptree, Inc.	26,212	155,961

Total Diversified Financial Services		608,116

Diversified Telecommunication Services - 2.0%
ATN International, Inc.	30,158	1,666,531
Cogent Communications Holdings, Inc.	292,865	13,266,785
Consolidated Communications Holdings, Inc.	1,339,343	16,326,591
Frontier Communications Corp.(a)	1,237,138	8,363,053
IDT Corp. Class B*	233,144	2,471,326

Total Diversified Telecommunication Services		42,094,286

Electric Utilities - 1.2%
El Paso Electric Co.	138,799	7,682,525
Genie Energy Ltd. Class B	238,572	1,040,174
MGE Energy, Inc.	105,007	6,625,942
Otter Tail Corp.	162,439	7,220,413
Spark Energy, Inc. Class A(a)	104,605	1,297,102

Total Electric Utilities		23,866,156

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	4,492	148,640
AZZ, Inc.	55,731	2,847,854
Encore Wire Corp.	5,271	256,434
EnerSys	65,965	4,593,143
General Cable Corp.	184,073	5,448,561
LSI Industries, Inc.	116,753	803,261
Powell Industries, Inc.	62,768	1,798,303
Preformed Line Products Co.	8,192	582,042

Total Electrical Equipment		16,478,238

Electronic Equipment, Instruments & Components - 1.5%
AVX Corp.	659,924	11,416,685
Badger Meter, Inc.	49,568	2,369,351
Bel Fuse, Inc. Class B	16,630	418,660
CTS Corp.	30,239	778,654
Daktronics, Inc.	203,494	1,857,900
Mesa Laboratories, Inc.	3,024	375,883
Methode Electronics, Inc.	46,904	1,880,850
MTS Systems Corp.	57,367	3,080,608
Park Electrochemical Corp.	63,433	1,246,459
Systemax, Inc.	78,455	2,610,198
Vishay Intertechnology, Inc.	252,827	5,246,160

Total Electronic Equipment, Instruments & Components		31,281,408

Energy Equipment & Services - 0.4%
Archrock, Inc.	541,780	5,688,690
Gulf Island Fabrication, Inc.	7,468	100,258
U.S. Silica Holdings, Inc.(a)	92,571	3,014,112

Total Energy Equipment & Services		8,803,060

Equity Real Estate Investment Trusts (REITs) - 13.7%
Acadia Realty Trust	155,438	4,252,784
Agree Realty Corp.	55,199	2,839,437
Alexander & Baldwin, Inc.	21,891	607,256
Alexander’s, Inc.	10,429	4,128,320
American Assets Trust, Inc.	61,292	2,343,806
Armada Hoffler Properties, Inc.	102,005	1,584,138
Ashford Hospitality Prime, Inc.	101,465	987,254
Ashford Hospitality Trust, Inc.	323,529	2,177,350
Bluerock Residential Growth REIT, Inc.	118,001	1,192,990
Brandywine Realty Trust	294,993	5,365,923
BRT Apartments Corp.	41,172	485,418
CareTrust REIT, Inc.	147,355	2,469,670
CatchMark Timber Trust, Inc. Class A	83,426	1,095,383
CBL & Associates Properties, Inc.(a)	969,219	5,485,780
Cedar Realty Trust, Inc.	139,832	850,179
Chatham Lodging Trust	123,976	2,821,694
Chesapeake Lodging Trust	160,565	4,349,706
CIM Commercial Trust Corp.	66,527	1,270,666
Clipper Realty, Inc.	30,629	305,984
Columbia Property Trust, Inc.	207,050	4,751,797
Community Healthcare Trust, Inc.	50,887	1,429,925
Condor Hospitality Trust, Inc.	42,387	421,751
CoreCivic, Inc.	412,989	9,292,252
CorEnergy Infrastructure Trust, Inc.(a)	46,260	1,767,132
DDR Corp.	1,720,849	15,418,807
DiamondRock Hospitality Co.	414,268	4,677,086
Easterly Government Properties, Inc.	97,810	2,087,265
Education Realty Trust, Inc.	154,692	5,401,845
Farmland Partners, Inc.(a)	85,673	743,642
Four Corners Property Trust, Inc.	124,216	3,192,351
Franklin Street Properties Corp.	353,521	3,796,816
Getty Realty Corp.	83,865	2,277,773
Gladstone Commercial Corp.	89,642	1,887,861
Gladstone Land Corp.(a)	22,513	302,350
Global Medical REIT, Inc.(a)	96,362	790,168
Global Net Lease, Inc.	318,702	6,558,887
Government Properties Income Trust	438,523	8,130,216
Hersha Hospitality Trust	123,903	2,155,912
Independence Realty Trust, Inc.	277,005	2,794,980
InfraREIT, Inc.	102,125	1,897,482
Investors Real Estate Trust	275,973	1,567,527
Jernigan Capital, Inc.	45,477	864,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Kite Realty Group Trust	264,359	$5,181,436
Lexington Realty Trust	774,212	7,471,146
LTC Properties, Inc.	92,608	4,033,078
Mack-Cali Realty Corp.	157,379	3,393,091
MedEquities Realty Trust, Inc.	111,044	1,245,914
Monmouth Real Estate Investment Corp. Class A	135,098	2,404,744
National Storage Affiliates Trust	88,567	2,414,336
New Senior Investment Group, Inc.	480,817	3,634,976
NexPoint Residential Trust, Inc.	35,572	993,882
NorthStar Realty Europe Corp.	109,529	1,470,974
One Liberty Properties, Inc.	58,597	1,518,834
Pebblebrook Hotel Trust	131,198	4,876,630
Pennsylvania Real Estate Investment Trust(a)	256,675	3,051,866
Physicians Realty Trust	430,439	7,743,598
Piedmont Office Realty Trust, Inc. Class A	286,248	5,613,323
Potlatch Corp.	60,135	3,000,736
Preferred Apartment Communities, Inc. Class A	80,760	1,635,390
QTS Realty Trust, Inc. Class A	66,855	3,620,867
Ramco-Gershenson Properties Trust	240,898	3,548,428
Retail Opportunity Investments Corp.	196,085	3,911,896
Retail Properties of America, Inc. Class A	550,046	7,392,618
Rexford Industrial Realty, Inc.	68,214	1,989,120
Safety Income and Growth, Inc.	28,042	493,539
Saul Centers, Inc.	33,500	2,068,625
Select Income REIT	336,726	8,461,924
Seritage Growth Properties Class A(a)	32,787	1,326,562
STAG Industrial, Inc.	221,867	6,063,625
Summit Hotel Properties, Inc.	219,444	3,342,132
Tanger Factory Outlet Centers, Inc.(a)	243,105	6,444,714
Terreno Realty Corp.	60,776	2,130,807
Tier REIT, Inc.	81,403	1,659,807
UMH Properties, Inc.	81,467	1,213,858
Uniti Group, Inc.(a)	934,936	16,632,511
Universal Health Realty Income Trust	23,150	1,738,796
Urban Edge Properties	188,938	4,816,030
Urstadt Biddle Properties, Inc. Class A	65,259	1,418,731
Washington Prime Group, Inc.	1,063,866	7,574,726
Washington Real Estate Investment Trust	137,567	4,281,085
Whitestone REIT	140,055	2,018,193
Xenia Hotels & Resorts, Inc.	256,032	5,527,731

Total Equity Real Estate Investment Trusts (REITs)		284,182,360

Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	82,417	2,567,289
Ingles Markets, Inc. Class A	43,857	1,517,452
PriceSmart, Inc.	38,010	3,272,661
SpartanNash Co.	141,450	3,773,886
Village Super Market, Inc. Class A	64,175	1,471,533
Weis Markets, Inc.	116,843	4,836,132

Total Food & Staples Retailing		17,438,953

Food Products - 2.0%
Alico, Inc.	10,585	312,257
B&G Foods, Inc.(a)	555,317	19,519,393
Bob Evans Farms, Inc.	53,277	4,199,293
Calavo Growers, Inc.	34,849	2,941,256
Dean Foods Co.	439,151	5,076,586
J&J Snack Foods Corp.	33,777	5,128,362
John B. Sanfilippo & Son, Inc.	10,246	648,059
Limoneira Co.	22,895	512,848
Tootsie Roll Industries, Inc.(a)	56,635	2,061,514

Total Food Products		40,399,568

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	38,703	3,040,121
Northwest Natural Gas Co.	121,180	7,228,387
RGC Resources, Inc.	24,395	660,616
South Jersey Industries, Inc.	402,751	12,577,914

Total Gas Utilities		23,507,038

Health Care Equipment & Supplies - 0.6%
Abaxis, Inc.	45,243	2,240,434
Analogic Corp.	8,695	728,206
Atrion Corp.	2,088	1,316,693
CONMED Corp.	65,195	3,322,989
Invacare Corp.	14,519	244,645
LeMaitre Vascular, Inc.	20,005	636,959
Meridian Bioscience, Inc.	226,376	3,169,264
Utah Medical Products, Inc.	7,465	607,651

Total Health Care Equipment & Supplies		12,266,841

Health Care Providers & Services - 1.0%
Aceto Corp.	111,540	1,152,208
Ensign Group, Inc. (The)	57,053	1,266,577
National HealthCare Corp.	69,705	4,247,823
National Research Corp. Class A	37,393	1,394,759
National Research Corp. Class B(a)	23,428	1,332,350
Owens & Minor, Inc.	507,466	9,580,958
Psychemedics Corp.	23,368	480,446
U.S. Physical Therapy, Inc.	21,754	1,570,639

Total Health Care Providers & Services		21,025,760

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.(a)	30,570	918,629
Simulations Plus, Inc.	37,873	609,755

Total Health Care Technology		1,528,384

Hotels, Restaurants & Leisure - 3.1%
BBX Capital Corp.	46,626	371,609
BJ’s Restaurants, Inc.	35,960	1,308,944
Bloomin’ Brands, Inc.	203,162	4,335,477
Brinker International, Inc.(a)	283,303	11,003,489
Cheesecake Factory, Inc. (The)(a)	165,107	7,954,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

DineEquity, Inc.	208,201	$10,562,037
International Speedway Corp. Class A	38,759	1,544,546
Jack in the Box, Inc.	67,939	6,665,496
Marcus Corp. (The)	51,360	1,404,696
Papa John’s International, Inc.(a)	82,810	4,646,469
RCI Hospitality Holdings, Inc.	5,938	166,145
Red Rock Resorts, Inc. Class A	129,910	4,383,164
Ruth’s Hospitality Group, Inc.	79,165	1,713,922
Sonic Corp.(a)	139,538	3,834,504
Speedway Motorsports, Inc.	186,747	3,523,916
Wingstop, Inc.	29,139	1,135,838

Total Hotels, Restaurants & Leisure		64,555,107

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	19,564	735,606
CSS Industries, Inc.	39,801	1,107,662
Ethan Allen Interiors, Inc.	107,360	3,070,496
Flexsteel Industries, Inc.	21,628	1,011,758
Hooker Furniture Corp.	18,870	801,031
KB Home	42,734	1,365,351
La-Z-Boy, Inc.	107,062	3,340,334
Libbey, Inc.	262,613	1,974,850
Lifetime Brands, Inc.	22,939	378,494
MDC Holdings, Inc.	228,299	7,278,167
Tupperware Brands Corp.	329,447	20,656,327

Total Household Durables		41,720,076

Household Products - 0.7%
Energizer Holdings, Inc.	220,896	10,598,590
Oil-Dri Corp. of America	17,609	730,774
WD-40 Co.	33,907	4,001,026

Total Household Products		15,330,390

Independent Power & Renewable Electricity Producers - 2.0%
NRG Yield, Inc. Class A	324,666	6,119,954
NRG Yield, Inc. Class C	600,106	11,342,004
Pattern Energy Group, Inc.(a)	1,150,596	24,726,308

Total Independent Power & Renewable Electricity Producers		42,188,266

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	83,060	2,853,111

Insurance - 1.7%
American Equity Investment Life Holding Co.	33,918	1,042,300
AMERISAFE, Inc.	11,301	696,142
AmTrust Financial Services, Inc.(a)	622,652	6,270,106
Baldwin & Lyons, Inc. Class B	26,638	637,980
Crawford & Co. Class A	43,493	369,691
Crawford & Co. Class B	19,764	190,130
Donegal Group, Inc. Class A	34,677	599,912
EMC Insurance Group, Inc.	31,486	903,333
Employers Holdings, Inc.	18,692	829,925
FBL Financial Group, Inc. Class A	28,362	1,975,413
Federated National Holding Co.	15,605	258,575
HCI Group, Inc.	20,834	622,937
Heritage Insurance Holdings, Inc.	15,928	287,023
Horace Mann Educators Corp.	46,334	2,043,329
Independence Holding Co.	3,080	84,546
Infinity Property & Casualty Corp.	11,000	1,166,000
Investors Title Co.	552	109,489
Kingstone Cos., Inc.	8,162	153,446
Kinsale Capital Group, Inc.	6,661	299,745
Mercury General Corp.	121,543	6,495,258
National General Holdings Corp.	36,780	722,359
National Western Life Group, Inc. Class A	314	103,940
Navigators Group, Inc. (The)	6,722	327,361
RLI Corp.	30,229	1,833,691
Safety Insurance Group, Inc.	28,313	2,276,365
State Auto Financial Corp.	27,426	798,645
Stewart Information Services Corp.	33,738	1,427,117
United Fire Group, Inc.	27,538	1,255,182
United Insurance Holdings Corp.	28,357	489,158
Universal Insurance Holdings, Inc.	34,660	947,951

Total Insurance		35,217,049

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	61,553	3,237,688
PetMed Express, Inc.(a)	59,189	2,693,099

Total Internet & Catalog Retail		5,930,787

Internet Software & Services - 0.3%
NIC, Inc.	196,630	3,264,058
Reis, Inc.	58,221	1,202,264
YuMe, Inc.	161,925	774,001

Total Internet Software & Services		5,240,323

IT Services - 1.3%
Cass Information Systems, Inc.	23,456	1,365,374
Convergys Corp.	236,742	5,563,437
CSG Systems International, Inc.	91,342	4,002,606
Hackett Group, Inc. (The)	81,623	1,282,297
ManTech International Corp. Class A	64,383	3,231,383
Science Applications International Corp.	101,088	7,740,308
TeleTech Holdings, Inc.	86,135	3,466,934

Total IT Services		26,652,339

Leisure Products - 0.5%
Acushnet Holdings Corp.(a)	269,494	5,680,933
Callaway Golf Co.	39,445	549,469
Escalade, Inc.	58,357	717,791
Johnson Outdoors, Inc. Class A	8,563	531,677
Marine Products Corp.	98,236	1,251,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Sturm Ruger & Co., Inc.(a)	44,362	$2,477,618

Total Leisure Products		11,209,014

Life Sciences Tools & Services - 0.1%
Luminex Corp.	78,869	1,553,719

Machinery - 3.8%
Actuant Corp. Class A	12,903	326,446
Alamo Group, Inc.	6,203	700,133
Albany International Corp. Class A	47,195	2,900,133
Altra Industrial Motion Corp.	62,293	3,139,567
American Railcar Industries, Inc.(a)	116,134	4,835,820
Astec Industries, Inc.	25,093	1,467,941
Briggs & Stratton Corp.	142,588	3,617,458
CIRCOR International, Inc.	7,945	386,763
Columbus McKinnon Corp.	14,810	592,104
DMC Global, Inc.	8,509	213,150
Douglas Dynamics, Inc.	85,765	3,241,917
Eastern Co. (The)	15,815	413,562
EnPro Industries, Inc.	31,729	2,966,979
ESCO Technologies, Inc.	19,917	1,199,999
Federal Signal Corp.	125,015	2,511,551
Franklin Electric Co., Inc.	66,007	3,029,721
Global Brass & Copper Holdings, Inc.	23,044	762,756
Gorman-Rupp Co. (The)	63,283	1,975,062
Graham Corp.	26,460	553,808
Greenbrier Cos., Inc. (The)(a)	77,755	4,144,341
Hillenbrand, Inc.	170,904	7,639,409
Hurco Cos., Inc.	9,531	402,208
Hyster-Yale Materials Handling, Inc.	27,297	2,324,613
Kadant, Inc.	13,775	1,383,010
Lindsay Corp.	20,896	1,843,027
Miller Industries, Inc.	47,978	1,237,832
Mueller Industries, Inc.	96,476	3,418,145
Mueller Water Products, Inc. Class A	309,985	3,884,112
NN, Inc.	43,684	1,205,678
Omega Flex, Inc.	21,817	1,557,952
Park-Ohio Holdings Corp.	21,899	1,006,259
REV Group, Inc.	72,939	2,372,706
Spartan Motors, Inc.	34,276	539,847
Standex International Corp.	13,495	1,374,466
Sun Hydraulics Corp.	25,818	1,670,166
Tennant Co.	35,270	2,562,366
Titan International, Inc.	16,897	217,633
Wabash National Corp.	106,604	2,313,307
Watts Water Technologies, Inc. Class A	42,977	3,264,103

Total Machinery		79,196,050

Marine - 0.3%
Matson, Inc.	179,834	5,366,247

Media - 6.3%
AMC Entertainment Holdings, Inc. Class A(a)	438,232	6,617,303
Beasley Broadcast Group, Inc. Class A	28,120	376,808
Emerald Expositions Events, Inc.	151,428	3,080,046
Entercom Communications Corp. Class A	687,864	7,428,931
Entravision Communications Corp. Class A	251,120	1,795,508
Gannett Co., Inc.	949,976	11,010,222
John Wiley & Sons, Inc. Class A	145,649	9,576,422
Meredith Corp.	172,709	11,407,429
National CineMedia, Inc.	1,340,168	9,193,553
New Media Investment Group, Inc.	695,026	11,662,536
New York Times Co. (The) Class A	219,578	4,062,193
Nexstar Media Group, Inc. Class A	114,047	8,918,475
Regal Entertainment Group Class A(a)	776,394	17,864,826
Saga Communications, Inc. Class A	20,767	840,025
Scholastic Corp.	70,983	2,847,128
Sinclair Broadcast Group, Inc. Class A(a)	228,699	8,656,257
TEGNA, Inc.	666,094	9,378,604
Time, Inc.	139,444	2,572,742
World Wrestling Entertainment, Inc. Class A(a)	94,312	2,884,061

Total Media		130,173,069

Metals & Mining - 2.4%
Carpenter Technology Corp.	98,824	5,039,036
Commercial Metals Co.	396,914	8,462,206
Compass Minerals International, Inc.(a)	212,321	15,340,192
Gold Resource Corp.	42,951	188,984
Haynes International, Inc.	52,662	1,687,817
Hecla Mining Co.	165,099	655,443
Kaiser Aluminum Corp.	50,688	5,416,013
Materion Corp.	25,440	1,236,384
Olympic Steel, Inc.	5,946	127,780
Schnitzer Steel Industries, Inc. Class A	102,078	3,419,613
Synalloy Corp.	13,012	174,361
Worthington Industries, Inc.	188,433	8,302,358

Total Metals & Mining		50,050,187

Multi-Utilities - 1.6%
Black Hills Corp.	256,353	15,409,379
NorthWestern Corp.	241,559	14,421,072
Unitil Corp.	60,789	2,773,194

Total Multi-Utilities		32,603,645

Multiline Retail - 0.4%
Big Lots, Inc.(a)	106,377	5,973,069
Dillard’s, Inc. Class A(a)	25,207	1,513,680

Total Multiline Retail		7,486,749

Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc.	13,990	608,565
Arch Coal, Inc. Class A(a)	54,623	5,088,679
CVR Energy, Inc.(a)	775,871	28,893,436
Delek U.S. Holdings, Inc.	228,270	7,975,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Evolution Petroleum Corp.	215,674	$1,477,367
Green Plains, Inc.	179,497	3,024,524
Hallador Energy Co.	119,304	726,561
NACCO Industries, Inc. Class A	12,624	475,294
Panhandle Oil and Gas, Inc. Class A	19,612	403,027
SemGroup Corp. Class A	827,037	24,976,517
SM Energy Co.	78,196	1,726,568
World Fuel Services Corp.	90,715	2,552,720

Total Oil, Gas & Consumable Fuels		77,929,012

Paper & Forest Products - 2.0%
Boise Cascade Co.	41,518	1,656,568
Deltic Timber Corp.	8,157	746,774
Domtar Corp.	325,035	16,095,733
KapStone Paper and Packaging Corp.	264,828	6,008,947
Neenah Paper, Inc.	46,296	4,196,733
PH Glatfelter Co.	169,448	3,632,965
Schweitzer-Mauduit International, Inc.	178,164	8,081,519

Total Paper & Forest Products		40,419,239

Personal Products - 0.3%
Inter Parfums, Inc.	88,700	3,854,015
Medifast, Inc.	31,795	2,219,609
Natural Health Trends Corp.(a)	45,629	693,104

Total Personal Products		6,766,728

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	35,959	1,204,627

Professional Services - 1.2%
Barrett Business Services, Inc.	17,551	1,131,864
BG Staffing, Inc.	82,469	1,314,556
CRA International, Inc.	18,599	836,025
Exponent, Inc.	44,258	3,146,744
Forrester Research, Inc.	45,324	2,003,321
Heidrick & Struggles International, Inc.	61,290	1,504,669
Insperity, Inc.	65,140	3,735,779
Kelly Services, Inc. Class A	55,283	1,507,567
Kforce, Inc.	73,083	1,845,346
Korn/Ferry International	81,670	3,379,505
Resources Connection, Inc.	139,096	2,149,033
RPX Corp.	118,375	1,590,960

Total Professional Services		24,145,369

Real Estate Management & Development - 0.3%
Consolidated-Tomoka Land Co.	532	33,782
Griffin Industrial Realty, Inc.	2,938	107,825
Kennedy-Wilson Holdings, Inc.	296,474	5,143,824
RE/MAX Holdings, Inc. Class A	11,012	534,082
RMR Group, Inc. (The) Class A	11,485	681,060

Total Real Estate Management & Development		6,500,573

Road & Rail - 0.5%
ArcBest Corp.	32,441	1,159,766
Celadon Group, Inc.(a)	51,516	329,702
Heartland Express, Inc.	43,827	1,022,922
Marten Transport Ltd.	40,330	818,699
Schneider National, Inc. Class B(a)	105,406	3,010,395
Universal Logistics Holdings, Inc.	51,801	1,230,274
Werner Enterprises, Inc.	78,420	3,030,933

Total Road & Rail		10,602,691

Semiconductors & Semiconductor Equipment - 1.0%
Brooks Automation, Inc.	175,146	4,177,232
Cabot Microelectronics Corp.	33,263	3,129,383
Cohu, Inc.	47,114	1,034,152
NVE Corp.	36,903	3,173,658
Power Integrations, Inc.	33,565	2,468,706
Xperi Corp.	291,673	7,116,821

Total Semiconductors & Semiconductor Equipment		21,099,952

Software - 1.1%
American Software, Inc. Class A	152,391	1,772,307
Ebix, Inc.	18,377	1,456,377
Monotype Imaging Holdings, Inc.	115,251	2,777,549
Progress Software Corp.	97,613	4,155,386
QAD, Inc. Class A	18,229	708,197
TiVo Corp.	827,022	12,901,543

Total Software		23,771,359

Specialty Retail - 7.6%
Aaron’s, Inc.	32,697	1,302,975
Abercrombie & Fitch Co. Class A	454,295	7,918,362
American Eagle Outfitters, Inc.	773,185	14,535,878
Barnes & Noble, Inc.	1,003,778	6,725,313
Bed Bath & Beyond, Inc.	560,575	12,327,044
Big 5 Sporting Goods Corp.(a)	257,089	1,953,876
Buckle, Inc. (The)(a)	324,560	7,708,300
Caleres, Inc.	55,381	1,854,156
Camping World Holdings, Inc. Class A	38,776	1,734,451
Cato Corp. (The) Class A	300,155	4,778,468
Chico’s FAS, Inc.	701,082	6,183,543
Children’s Place, Inc. (The)	30,834	4,481,722
Citi Trends, Inc.	23,813	630,092
Dick’s Sporting Goods, Inc.	274,433	7,887,204
DSW, Inc. Class A	387,691	8,300,464
Finish Line, Inc. (The) Class A	240,988	3,501,556
GameStop Corp. Class A(a)	1,206,139	21,650,195
Group 1 Automotive, Inc.	38,352	2,721,841
Guess?, Inc.	676,033	11,411,437
Haverty Furniture Cos., Inc.	72,073	1,632,453
Lithia Motors, Inc. Class A	32,231	3,661,119
Monro, Inc.	64,728	3,686,260
Office Depot, Inc.	2,379,044	8,421,816
Pier 1 Imports, Inc.	663,877	2,748,451
Shoe Carnival, Inc.	30,286	810,151
Sonic Automotive, Inc. Class A	43,107	795,324
Tailored Brands, Inc.(a)	273,643	5,973,627
Tile Shop Holdings, Inc.	173,505	1,665,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

Investments	Shares	Value

Winmark Corp.	2,093	$270,834

Total Specialty Retail		157,272,560

Technology Hardware, Storage & Peripherals - 0.2%
Diebold Nixdorf, Inc.(a)	253,245	4,140,555
TransAct Technologies, Inc.	28,811	381,746

Total Technology Hardware, Storage & Peripherals		4,522,301

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	20,810	697,135
Movado Group, Inc.	41,358	1,331,728
Oxford Industries, Inc.	38,467	2,892,334
Rocky Brands, Inc.	26,168	494,575
Superior Uniform Group, Inc.	32,616	871,173
Wolverine World Wide, Inc.	116,624	3,717,973

Total Textiles, Apparel & Luxury Goods		10,004,918

Thrifts & Mortgage Finance - 1.2%
Bank Mutual Corp.	45,233	481,731
BankFinancial Corp.	18,622	285,661
Bear State Financial, Inc.	17,647	180,529
Beneficial Bancorp, Inc.	50,441	829,754
Capitol Federal Financial, Inc.	159,378	2,137,259
Charter Financial Corp.	11,205	196,536
Clifton Bancorp, Inc.	16,040	274,284
Dime Community Bancshares, Inc.	46,350	971,033
ESSA Bancorp, Inc.	11,880	186,160
Federal Agricultural Mortgage Corp. Class C	8,888	695,397
First Defiance Financial Corp.	8,423	437,743
FS Bancorp, Inc.	1,274	69,522
Greene County Bancorp, Inc.(a)	4,653	151,688
Hingham Institution for Savings	858	177,606
Home Bancorp, Inc.	5,896	254,825
Kearny Financial Corp.	30,975	447,589
Meridian Bancorp, Inc.	20,318	418,551
Meta Financial Group, Inc.	2,440	226,066
Northfield Bancorp, Inc.	52,811	902,012
Northwest Bancshares, Inc.	182,550	3,054,061
OceanFirst Financial Corp.	33,538	880,373
Oritani Financial Corp.	91,772	1,505,061
Provident Financial Holdings, Inc.	10,337	190,201
Provident Financial Services, Inc.	91,721	2,473,715
Prudential Bancorp, Inc.	2,755	48,488
Riverview Bancorp, Inc.	12,551	108,817
SI Financial Group, Inc.	6,110	89,817
Southern Missouri Bancorp, Inc.	4,418	166,073
Territorial Bancorp, Inc.	11,094	342,472
Timberland Bancorp, Inc.	5,856	155,477
TrustCo Bank Corp.	129,999	1,195,991
United Community Financial Corp.	38,494	351,450
United Financial Bancorp, Inc.	63,336	1,117,247
Washington Federal, Inc.	72,006	2,466,206
Waterstone Financial, Inc.	35,684	608,412
Western New England Bancorp, Inc.	20,777	226,469
WSFS Financial Corp.	10,038	480,318

Total Thrifts & Mortgage Finance		24,784,594

Tobacco - 2.0%
Turning Point Brands, Inc.	25,650	541,984
Universal Corp.	153,540	8,060,850
Vector Group Ltd.	1,418,550	31,747,149

Total Tobacco		40,349,983

Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	105,785	7,203,958
GATX Corp.	154,984	9,633,805
H&E Equipment Services, Inc.	160,609	6,528,756
Kaman Corp.	57,221	3,366,884

Total Trading Companies & Distributors		26,733,403

Water Utilities - 1.0%
American States Water Co.	100,041	5,793,374
Artesian Resources Corp. Class A	30,548	1,177,931
California Water Service Group	119,006	5,396,922
Connecticut Water Service, Inc.	36,507	2,095,867
Global Water Resources, Inc.	88,585	827,384
Middlesex Water Co.	51,554	2,057,520
SJW Group	41,451	2,645,817
York Water Co. (The)	36,283	1,229,994

Total Water Utilities		21,224,809

Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.	55,601	1,879,314
Spok Holdings, Inc.	93,008	1,455,575
Telephone & Data Systems, Inc.	363,636	10,109,081

Total Wireless Telecommunication Services		13,443,970

TOTAL COMMON STOCKS (Cost: $1,928,142,879)		2,060,789,780

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $3,577,215)	109,004	3,845,661

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.3%
United States - 6.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $130,132,302)(d)	130,132,302	130,132,302

TOTAL INVESTMENTS IN SECURITIES - 106.1% (Cost: $2,061,852,396)		2,194,767,743
Other Assets less Liabilities - (6.1)%		(125,361,283)

NET ASSETS - 100.0%		$2,069,406,460

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

December 31, 2017

(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $175,400,266 and the total market value of the collateral held by the Fund was $181,870,027. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $51,737,725. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

Puerto Rico - 0.3%

Banks - 0.1%
First BanCorp*	151,332	$771,793

IT Services - 0.2%
EVERTEC, Inc.	77,979	1,064,413

Total Puerto Rico		1,836,206

United States - 99.5%

Aerospace & Defense - 1.5%
AAR Corp.	19,185	753,779
Aerovironment, Inc.*	5,628	316,068
Astronics Corp.*	13,270	550,307
Axon Enterprise, Inc.*(a)	9,198	243,747
Ducommun, Inc.*	8,192	233,062
Engility Holdings, Inc.*	17,962	509,582
Esterline Technologies Corp.*	27,158	2,028,703
National Presto Industries, Inc.	7,618	757,610
Sparton Corp.*	1,131	26,081
Triumph Group, Inc.	98,085	2,667,912
Vectrus, Inc.*	11,766	362,981

Total Aerospace & Defense		8,449,832

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	12,394	726,908
Forward Air Corp.	17,985	1,033,058
Hub Group, Inc. Class A*	18,475	884,953
Radiant Logistics, Inc.*	5,684	26,146

Total Air Freight & Logistics		2,671,065

Auto Components - 2.6%
American Axle & Manufacturing Holdings, Inc.*	261,065	4,445,937
Cooper Tire & Rubber Co.	95,408	3,372,673
Fox Factory Holding Corp.*	20,468	795,182
Gentherm, Inc.*	32,304	1,025,652
Modine Manufacturing Co.*	32,067	647,753
Motorcar Parts of America, Inc.*	22,793	569,597
Shiloh Industries, Inc.*	9,636	79,015
Standard Motor Products, Inc.	22,395	1,005,759
Stoneridge, Inc.*	56,147	1,283,520
Strattec Security Corp.	3,178	138,402
Tower International, Inc.	33,790	1,032,285

Total Auto Components		14,395,775

Automobiles - 0.2%
Winnebago Industries, Inc.	20,518	1,140,801

Banks - 10.8%
1st Source Corp.	15,099	746,646
Access National Corp.	7,232	201,339
Allegiance Bancshares, Inc.*	6,467	243,483
American National Bankshares, Inc.	5,439	208,314
Ameris Bancorp	20,548	990,414
Arrow Financial Corp.	9,179	311,627
Atlantic Capital Bancshares, Inc.*	9,072	159,667
Banc of California, Inc.(a)	30,012	619,748
BancFirst Corp.	18,723	957,681
Bancorp, Inc. (The)*	4,196	41,456
Bank of Commerce Holdings	8,704	100,096
Bankwell Financial Group, Inc.	4,812	165,244
Banner Corp.	20,294	1,118,605
Bar Harbor Bankshares	9,214	248,870
BCB Bancorp, Inc.	8,103	117,493
Berkshire Hills Bancorp, Inc.	21,342	781,117
Blue Hills Bancorp, Inc.	10,742	215,914
Boston Private Financial Holdings, Inc.	53,834	831,735
Bridge Bancorp, Inc.	12,276	429,660
Brookline Bancorp, Inc.	43,165	677,690
Bryn Mawr Bank Corp.	10,195	450,619
C&F Financial Corp.	2,409	139,722
Camden National Corp.	11,164	470,339
Capital City Bank Group, Inc.	6,911	158,538
Capstar Financial Holdings, Inc.*	2,177	45,216
CenterState Bank Corp.	30,300	779,619
Central Pacific Financial Corp.	18,825	561,550
Century Bancorp, Inc. Class A	3,981	311,513
City Holding Co.	10,144	684,416
CNB Financial Corp.	10,793	283,208
CoBiz Financial, Inc.	22,075	441,279
Codorus Valley Bancorp, Inc.	5,701	156,949
Community Trust Bancorp, Inc.	11,928	561,809
ConnectOne Bancorp, Inc.	13,571	349,453
Customers Bancorp, Inc.*	28,640	744,354
Enterprise Bancorp, Inc.	7,182	244,547
Enterprise Financial Services Corp.	14,469	653,275
Equity Bancshares, Inc. Class A*	5,654	200,208
Evans Bancorp, Inc.	3,103	130,016
Farmers Capital Bank Corp.	4,424	170,324
FB Financial Corp.*	10,319	433,295
Fidelity Southern Corp.	23,123	504,081
Financial Institutions, Inc.	11,122	345,894
First Bancorp	12,660	447,025
First Bancorp, Inc.	7,579	206,376
First Bancshares, Inc. (The)(a)	3,558	121,684
First Busey Corp.	23,454	702,213
First Business Financial Services, Inc.	6,165	136,370
First Commonwealth Financial Corp.	54,386	778,808
First Community Bancshares, Inc.	10,783	309,796
First Connecticut Bancorp, Inc.	8,926	233,415
First Financial Bancorp	40,446	1,065,752
First Financial Corp.	8,973	406,926
First Financial Northwest, Inc.	6,662	103,328
First Foundation, Inc.*	19,927	369,447
First Internet Bancorp	4,714	179,839
First Interstate BancSystem, Inc. Class A	28,917	1,158,126
First Merchants Corp.	26,001	1,093,602
First Mid-Illinois Bancshares, Inc.	8,639	332,947
Flushing Financial Corp.	20,788	571,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

Franklin Financial Network, Inc.*	11,478	$391,400
German American Bancorp, Inc.	12,995	459,113
Great Southern Bancorp, Inc.	11,501	594,027
Green Bancorp, Inc.*	18,003	365,461
Guaranty Bancorp	15,161	419,202
Hanmi Financial Corp.	21,965	666,638
HarborOne Bancorp, Inc.*	6,881	131,840
Heartland Financial USA, Inc.	18,602	997,997
Heritage Commerce Corp.	21,774	333,578
Heritage Financial Corp.	15,652	482,082
HomeTrust Bancshares, Inc.*	6,069	156,277
Horizon Bancorp	13,375	371,825
Independent Bank Corp.	27,622	1,281,164
Independent Bank Group, Inc.	12,324	833,102
Investar Holding Corp.	3,662	88,254
Lakeland Bancorp, Inc.	29,472	567,336
Lakeland Financial Corp.	14,192	688,170
LegacyTexas Financial Group, Inc.	28,662	1,209,823
Live Oak Bancshares, Inc.	15,767	376,043
Macatawa Bank Corp.	21,474	214,740
MainSource Financial Group, Inc.	13,782	500,424
Mercantile Bank Corp.	10,557	373,401
Midland States Bancorp, Inc.	9,308	302,324
MidWestOne Financial Group, Inc.	8,256	276,824
MutualFirst Financial, Inc.	4,271	164,647
National Bank Holdings Corp. Class A	12,587	408,196
National Commerce Corp.*	6,940	279,335
NBT Bancorp, Inc.	26,196	964,013
Northeast Bancorp	7,155	165,638
Northrim BanCorp, Inc.	5,608	189,831
Norwood Financial Corp.(a)	3,689	121,737
OFG Bancorp	46,534	437,420
Old Second Bancorp, Inc.	21,442	292,683
Opus Bank*	12,031	328,446
Pacific Premier Bancorp, Inc.*	16,981	679,240
Park National Corp.	8,906	926,224
Peapack Gladstone Financial Corp.	11,281	395,061
Penns Woods Bancorp, Inc.	2,820	131,356
Peoples Bancorp, Inc.	13,003	424,158
Peoples Financial Services Corp.	4,950	230,571
Preferred Bank	8,529	501,335
QCR Holdings, Inc.	9,061	388,264
Renasant Corp.	28,081	1,148,232
Republic Bancorp, Inc. Class A	14,721	559,692
Republic First Bancorp, Inc.*(a)	9,089	76,802
S&T Bancorp, Inc.	24,071	958,266
Sandy Spring Bancorp, Inc.	17,246	672,939
Seacoast Banking Corp. of Florida*	18,331	462,124
Shore Bancshares, Inc.	6,952	116,098
Sierra Bancorp	9,183	243,900
Southern First Bancshares, Inc.*	3,917	161,576
Southern National Bancorp of Virginia, Inc.	4,438	71,141
Southside Bancshares, Inc.	18,869	635,508
Stock Yards Bancorp, Inc.	13,276	500,505
Sun Bancorp, Inc.	28,795	699,718
Tompkins Financial Corp.	8,929	726,374
Towne Bank	34,173	1,050,820
TriCo Bancshares	14,245	539,316
TriState Capital Holdings, Inc.*	16,898	388,654
Triumph Bancorp, Inc.*	12,660	398,790
Union Bankshares Corp.	25,358	917,199
United Community Banks, Inc.	44,975	1,265,596
Univest Corp. of Pennsylvania	16,635	466,612
Veritex Holdings, Inc.*	6,500	179,335
Washington Trust Bancorp, Inc.	10,937	582,395
WesBanco, Inc.	29,943	1,217,183
West Bancorporation, Inc.	11,384	286,308
Westamerica Bancorporation	11,841	705,132
Xenith Bankshares, Inc.*	8,216	277,947

Total Banks		60,621,709

Beverages - 0.5%
Boston Beer Co., Inc. (The) Class A*	7,570	1,446,627
Coca-Cola Bottling Co. Consolidated	2,891	622,317
Craft Brew Alliance, Inc.*	1,527	29,318
MGP Ingredients, Inc.	8,036	617,808

Total Beverages		2,716,070

Biotechnology - 1.3%
BioSpecifics Technologies Corp.*	4,256	184,412
BioTime, Inc.*	309,570	665,576
Concert Pharmaceuticals, Inc.*	57,998	1,500,408
Eagle Pharmaceuticals, Inc.*(a)	27,968	1,494,051
Emergent BioSolutions, Inc.*	30,189	1,402,883
Enanta Pharmaceuticals, Inc.*	6,020	353,254
PDL BioPharma, Inc.*	457,850	1,254,509
Repligen Corp.*	9,501	344,696

Total Biotechnology		7,199,789

Building Products - 1.8%
AAON, Inc.	22,828	837,788
Advanced Drainage Systems, Inc.	14,535	346,660
American Woodmark Corp.*	9,800	1,276,450
Apogee Enterprises, Inc.	26,424	1,208,370
Continental Building Products, Inc.*	28,389	799,150
CSW Industrials, Inc.*	6,446	296,194
Gibraltar Industries, Inc.*	18,704	617,232
Griffon Corp.	25,278	514,407
Insteel Industries, Inc.	13,308	376,883
NCI Building Systems, Inc.*	40,277	777,346
Patrick Industries, Inc.*	17,647	1,225,584
PGT Innovations, Inc.*	23,778	400,659
Ply Gem Holdings, Inc.*	54,034	999,629
Quanex Building Products Corp.	10,123	236,878

Total Building Products		9,913,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc. Class A	23,691	$935,794
B. Riley Financial, Inc.	19,059	344,968
Cowen, Inc. Class A*	5,401	73,724
Diamond Hill Investment Group, Inc.	2,928	605,100
Donnelley Financial Solutions, Inc.*	18,910	368,556
Financial Engines, Inc.	19,573	593,062
Gain Capital Holdings, Inc.(a)	23,352	233,520
GAMCO Investors, Inc. Class A	31,274	927,274
Greenhill & Co., Inc.(a)	14,307	278,986
Hamilton Lane, Inc. Class A	3,520	124,573
Houlihan Lokey, Inc.	36,961	1,679,138
INTL FCStone, Inc.*	12,590	535,453
Moelis & Co. Class A	17,035	826,197
Oppenheimer Holdings, Inc. Class A	914	24,495
Piper Jaffray Cos.	9,567	825,154
PJT Partners, Inc. Class A	3,012	137,347
Pzena Investment Management, Inc. Class A	19,777	211,021
Virtus Investment Partners, Inc.	3,812	438,571
Waddell & Reed Financial, Inc. Class A	65,023	1,452,614
Westwood Holdings Group, Inc.	4,775	316,153

Total Capital Markets		10,931,700

Chemicals - 2.0%
A. Schulman, Inc.	11,134	414,742
AdvanSix, Inc.*	19,804	833,154
American Vanguard Corp.	13,325	261,836
Calgon Carbon Corp.	4,613	98,257
Chase Corp.	5,763	694,442
Core Molding Technologies, Inc.	5,659	122,800
Ferro Corp.*	37,167	876,770
FutureFuel Corp.	30,048	423,376
Hawkins, Inc.	8,271	291,139
Innophos Holdings, Inc.	15,547	726,511
Innospec, Inc.	20,858	1,472,575
KMG Chemicals, Inc.	7,030	464,543
Koppers Holdings, Inc.*	17,269	878,992
Kraton Corp.*	8,390	404,146
Rayonier Advanced Materials, Inc.	23,818	487,078
Stepan Co.	19,221	1,517,882
Trecora Resources*	4,435	59,873
Tredegar Corp.	50,096	961,843

Total Chemicals		10,989,959

Commercial Services & Supplies - 4.6%
ACCO Brands Corp.*	82,165	1,002,413
Brady Corp. Class A	41,086	1,557,159
Ennis, Inc.	24,265	503,499
Essendant, Inc.	23,462	217,493
Heritage-Crystal Clean, Inc.*	11,693	254,323
Herman Miller, Inc.	57,253	2,292,983
HNI Corp.	34,233	1,320,367
InnerWorkings, Inc.*	35,800	359,074
Interface, Inc.	35,557	894,259
Kimball International, Inc. Class B	33,722	629,590
Knoll, Inc.	54,736	1,261,117
LSC Communications, Inc.	65,725	995,734
Matthews International Corp. Class A	22,139	1,168,939
McGrath RentCorp	16,309	766,197
Mobile Mini, Inc.	23,393	807,058
Multi-Color Corp.	12,312	921,553
NL Industries, Inc.*	92,189	1,313,693
Pitney Bowes, Inc.	300,879	3,363,827
Quad/Graphics, Inc.	64,024	1,446,942
SP Plus Corp.*	17,772	659,341
Steelcase, Inc. Class A	138,889	2,111,113
U.S. Ecology, Inc.	8,500	433,500
Viad Corp.	20,918	1,158,857
VSE Corp.	10,313	499,459

Total Commercial Services & Supplies		25,938,490

Communications Equipment - 1.9%
Acacia Communications, Inc.*(a)	49,453	1,791,682
ADTRAN, Inc.	30,785	595,690
Applied Optoelectronics, Inc.*(a)	34,628	1,309,631
CalAmp Corp.*	2,405	51,539
Clearfield, Inc.*	4,943	60,552
Comtech Telecommunications Corp.	6,079	134,467
Digi International, Inc.*	16,108	153,831
EMCORE Corp.*	18,959	122,286
Extreme Networks, Inc.*	2,707	33,892
NETGEAR, Inc.*	22,743	1,336,151
Oclaro, Inc.*(a)	348,888	2,351,505
Plantronics, Inc.	25,534	1,286,403
Quantenna Communications, Inc.*	2,574	31,403
Viavi Solutions, Inc.*	151,979	1,328,296

Total Communications Equipment		10,587,328

Construction & Engineering - 1.1%
Ameresco, Inc. Class A*	30,563	262,842
Argan, Inc.	29,604	1,332,180
Comfort Systems USA, Inc.	24,251	1,058,556
Goldfield Corp. (The)*	26,032	127,557
IES Holdings, Inc.*	61,948	1,068,603
MYR Group, Inc.*	7,039	251,503
Primoris Services Corp.	37,128	1,009,510
Sterling Construction Co., Inc.*	1,799	29,288
Tutor Perini Corp.*	43,040	1,091,064

Total Construction & Engineering		6,231,103

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	3,751	289,202

Consumer Finance - 1.1%
Elevate Credit, Inc.*(a)	1,233	9,284
Encore Capital Group, Inc.*	24,191	1,018,441
Enova International, Inc.*	24,109	366,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

EZCORP, Inc. Class A*	32,024	$390,693
Nelnet, Inc. Class A	47,593	2,607,144
PRA Group, Inc.*	19,211	637,805
Regional Management Corp.*	12,131	319,167
World Acceptance Corp.*	9,544	770,392

Total Consumer Finance		6,119,383

Containers & Packaging - 0.3%
Greif, Inc. Class A	23,795	1,441,501
Myers Industries, Inc.	6,882	134,199

Total Containers & Packaging		1,575,700

Distributors - 0.2%
Core-Mark Holding Co., Inc.	21,098	666,275
Weyco Group, Inc.	9,542	283,588

Total Distributors		949,863

Diversified Consumer Services - 0.4%
American Public Education, Inc.*	12,283	307,689
Bridgepoint Education, Inc.*	3,925	32,578
Capella Education Co.	8,203	634,912
Career Education Corp.*	6,165	74,473
Carriage Services, Inc.	11,403	293,171
Collectors Universe, Inc.	5,963	170,781
K12, Inc.*	6,578	104,590
Liberty Tax, Inc.	16,745	184,195
Strayer Education, Inc.	6,750	604,665

Total Diversified Consumer Services		2,407,054

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	7,553	169,187

Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	31,291	652,417
Cogent Communications Holdings, Inc.	6,375	288,788
IDT Corp. Class B*	11,989	127,083
Iridium Communications, Inc.*(a)	132,999	1,569,388

Total Diversified Telecommunication Services		2,637,676

Electric Utilities - 0.2%
Otter Tail Corp.	24,698	1,097,826
Spark Energy, Inc. Class A(a)	13,129	162,800

Total Electric Utilities		1,260,626

Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	4,469	147,879
Atkore International Group, Inc.*	61,198	1,312,697
AZZ, Inc.	17,790	909,069
Encore Wire Corp.	16,927	823,499
LSI Industries, Inc.	9,842	67,713
Powell Industries, Inc.	870	24,926
Preformed Line Products Co.	3,599	255,709
Sunrun, Inc.*(a)	268,237	1,582,598
Thermon Group Holdings, Inc.*	10,009	236,913
TPI Composites, Inc.*	31,837	651,385
Vivint Solar, Inc.*(a)	210,828	853,853

Total Electrical Equipment		6,866,241

Electronic Equipment, Instruments & Components - 3.4%
Badger Meter, Inc.	11,918	569,680
Bel Fuse, Inc. Class B	8,276	208,348
Benchmark Electronics, Inc.*	34,685	1,009,334
Control4 Corp.*	7,662	228,021
CTS Corp.	22,285	573,839
Daktronics, Inc.	19,774	180,537
ePlus, Inc.*	11,592	871,718
FARO Technologies, Inc.*	137	6,439
Insight Enterprises, Inc.*	43,137	1,651,716
KEMET Corp.*	340,536	5,128,472
Kimball Electronics, Inc.*	25,533	465,977
Mesa Laboratories, Inc.	1,372	170,540
Methode Electronics, Inc.	35,489	1,423,109
MTS Systems Corp.	7,406	397,702
OSI Systems, Inc.*	7,140	459,673
Park Electrochemical Corp.	5,800	113,970
PC Connection, Inc.	29,109	762,947
PCM, Inc.*	16,751	165,835
Plexus Corp.*	29,872	1,813,828
ScanSource, Inc.*	24,267	868,759
Systemax, Inc.	25,426	845,923
TTM Technologies, Inc.*	76,014	1,191,139
Vishay Precision Group, Inc.*	7,474	187,971

Total Electronic Equipment, Instruments & Components		19,295,477

Energy Equipment & Services - 0.7%
Basic Energy Services, Inc.*	50,335	1,181,362
Fairmount Santrol Holdings, Inc.*(a)	45,081	235,774
Key Energy Services, Inc.*	136,510	1,609,453
Natural Gas Services Group, Inc.*	1,735	45,457
NCS Multistage Holdings, Inc.*(a)	3,836	56,543
Newpark Resources, Inc.*	4,951	42,578
Smart Sand, Inc.*	43,995	380,997
Solaris Oilfield Infrastructure, Inc. Class A*(a)	1,273	27,255
Unit Corp.*	24,450	537,900

Total Energy Equipment & Services		4,117,319

Equity Real Estate Investment Trusts (REITs) - 3.5%
Agree Realty Corp.	12,767	656,734
Alexander & Baldwin, Inc.	11,485	318,594
American Assets Trust, Inc.	9,293	355,364
Armada Hoffler Properties, Inc.	15,751	244,613
CareTrust REIT, Inc.	21,231	355,832
CBL & Associates Properties, Inc.(a)	228,356	1,292,495
Chatham Lodging Trust	14,102	320,962
Chesapeake Lodging Trust	20,374	551,932
Community Healthcare Trust, Inc.	1,201	33,748
CorEnergy Infrastructure Trust, Inc.	8,839	337,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

Easterly Government Properties, Inc.	2,001	$42,701
Farmland Partners, Inc.(a)	2,712	23,540
Four Corners Property Trust, Inc.	39,779	1,022,320
Getty Realty Corp.	16,467	447,244
Gladstone Land Corp.	279	3,747
Global Net Lease, Inc.	16,846	346,691
Government Properties Income Trust	27,327	506,643
Hersha Hospitality Trust	57,135	994,149
InfraREIT, Inc.	29,779	553,294
Jernigan Capital, Inc.	7,920	150,559
Kite Realty Group Trust	7,775	152,390
LTC Properties, Inc.	22,919	998,122
Mack-Cali Realty Corp.	10,998	237,117
MedEquities Realty Trust, Inc.	19,900	223,278
Monmouth Real Estate Investment Corp. Class A	13,910	247,598
National Storage Affiliates Trust	5,865	159,880
NexPoint Residential Trust, Inc.	24,291	678,691
One Liberty Properties, Inc.	10,605	274,882
Potlatch Corp.	21,584	1,077,042
Ramco-Gershenson Properties Trust	39,221	577,725
Retail Opportunity Investments Corp.	22,021	439,319
Safety Income and Growth, Inc.	1,921	33,810
Saul Centers, Inc.	6,759	417,368
Summit Hotel Properties, Inc.	62,806	956,535
Terreno Realty Corp.	12,371	433,727
Tier REIT, Inc.	51,992	1,060,117
Universal Health Realty Income Trust	6,436	483,408
Urstadt Biddle Properties, Inc. Class A	21,148	459,757
Washington Prime Group, Inc.	266,537	1,897,743
Whitestone REIT	5,557	80,076

Total Equity Real Estate Investment Trusts (REITs)		19,447,397

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	12,171	379,127
Chefs’ Warehouse, Inc. (The)*	10,774	220,867
Ingles Markets, Inc. Class A	24,816	858,634
Natural Grocers by Vitamin Cottage, Inc.*	13,714	122,466
Rite Aid Corp.*(a)	762,720	1,502,558
Smart & Final Stores, Inc.*	13,944	119,221
SpartanNash Co.	30,449	812,379
Village Super Market, Inc. Class A	15,334	351,609
Weis Markets, Inc.	29,547	1,222,950

Total Food & Staples Retailing		5,589,811

Food Products - 0.8%
Amplify Snack Brands, Inc.*(a)	26,920	323,309
Bob Evans Farms, Inc.	4,980	392,524
Calavo Growers, Inc.	8,272	698,157
Dean Foods Co.	57,837	668,596
Farmer Brothers Co.*	10,454	336,096
John B. Sanfilippo & Son, Inc.	9,434	596,700
Landec Corp.*	14,873	187,400
Limoneira Co.	6,382	142,957
Seneca Foods Corp. Class A*	2,507	77,090
Tootsie Roll Industries, Inc.	29,963	1,090,653

Total Food Products		4,513,482

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	8,643	678,908
Northwest Natural Gas Co.	15,170	904,890
RGC Resources, Inc.	3,597	97,407

Total Gas Utilities		1,681,205

Health Care Equipment & Supplies - 1.0%
Abaxis, Inc.	9,374	464,201
Analogic Corp.	74	6,198
AngioDynamics, Inc.*	3,221	53,565
Anika Therapeutics, Inc.*	9,677	521,687
Atrion Corp.	859	541,685
CONMED Corp.	8,384	427,332
CryoLife, Inc.*	8,165	156,360
Cutera, Inc.*	4,006	181,672
Exactech, Inc.*	266	13,154
Integer Holdings Corp.*	7,081	320,769
Lantheus Holdings, Inc.*	24,364	498,244
LeMaitre Vascular, Inc.	7,848	249,880
Meridian Bioscience, Inc.	32,292	452,088
OraSure Technologies, Inc.*	21,414	403,868
Surmodics, Inc.*	2,489	69,692
Tactile Systems Technology, Inc.*(a)	3,361	97,402
Utah Medical Products, Inc.	2,779	226,211
Varex Imaging Corp.*	22,365	898,402

Total Health Care Equipment & Supplies		5,582,410

Health Care Providers & Services - 3.5%
Aceto Corp.	11,950	123,443
Addus HomeCare Corp.*	8,565	298,062
Almost Family, Inc.*	4,406	243,872
Amedisys, Inc.*	19,748	1,040,917
BioTelemetry, Inc.*	23,114	691,109
Civitas Solutions, Inc.*	25,203	430,971
CorVel Corp.*	9,559	505,671
Cross Country Healthcare, Inc.*	2,303	29,386
Diplomat Pharmacy, Inc.*	6,214	124,715
Ensign Group, Inc. (The)	38,391	852,280
LHC Group, Inc.*	10,878	666,277
LifePoint Health, Inc.*	64,916	3,232,817
Magellan Health, Inc.*	14,943	1,442,747
National HealthCare Corp.	12,338	751,878
National Research Corp. Class A	10,426	388,890
Owens & Minor, Inc.	65,829	1,242,852
Premier, Inc. Class A*	185,745	5,421,897
RadNet, Inc.*	17,951	181,305
Tivity Health, Inc.*	29,611	1,082,282
Triple-S Management Corp. Class B*	25,857	642,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

U.S. Physical Therapy, Inc.	4,649	$335,658

Total Health Care Providers & Services		19,729,575

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.(a)	3,398	102,110
HealthStream, Inc.*	4,117	95,350
HMS Holdings Corp.*	25,237	427,767
Inovalon Holdings, Inc. Class A*(a)	18,835	282,525
Quality Systems, Inc.*	30,922	419,921

Total Health Care Technology		1,327,673

Hotels, Restaurants & Leisure - 3.0%
BBX Capital Corp.	70,494	561,837
Biglari Holdings, Inc.*	2,304	954,778
BJ’s Restaurants, Inc.	15,172	552,261
Bloomin’ Brands, Inc.	59,933	1,278,970
Bojangles’, Inc.*	41,602	490,904
Brinker International, Inc.	59,619	2,315,602
Carrols Restaurant Group, Inc.*	29,949	363,880
Chuy’s Holdings, Inc.*	9,809	275,142
Del Frisco’s Restaurant Group, Inc.*	12,096	184,464
El Pollo Loco Holdings, Inc.*	12,601	124,750
Fogo De Chao, Inc.*	29,376	340,762
Golden Entertainment, Inc.*	12,599	411,357
Habit Restaurants, Inc. (The) Class A*(a)	7,396	70,632
International Speedway Corp. Class A	26,613	1,060,528
J Alexander’s Holdings, Inc.*	8,316	80,665
La Quinta Holdings, Inc.*	28,910	533,679
Marcus Corp. (The)	22,655	619,614
Monarch Casino & Resort, Inc.*	9,765	437,667
Nathan’s Famous, Inc.	1,386	104,643
Papa John’s International, Inc.	30,187	1,693,792
Pinnacle Entertainment, Inc.*	22,600	739,698
Potbelly Corp.*	3,324	40,885
RCI Hospitality Holdings, Inc.	7,279	203,666
Red Robin Gourmet Burgers, Inc.*	3,935	221,934
Red Rock Resorts, Inc. Class A	13,359	450,733
Ruth’s Hospitality Group, Inc.	22,935	496,543
Shake Shack, Inc. Class A*(a)	5,503	237,730
Sonic Corp.(a)	37,478	1,029,895
Speedway Motorsports, Inc.	29,421	555,174
Wingstop, Inc.	8,320	324,314
Zoe’s Kitchen, Inc.*(a)	612	10,233

Total Hotels, Restaurants & Leisure		16,766,732

Household Durables - 2.7%
AV Homes, Inc.*	17,687	294,488
Bassett Furniture Industries, Inc.	8,355	314,148
Beazer Homes USA, Inc.*	25,617	492,103
Cavco Industries, Inc.*	4,571	697,535
Century Communities, Inc.*	25,953	807,138
CSS Industries, Inc.	12,096	336,632
Ethan Allen Interiors, Inc.	18,135	518,661
Flexsteel Industries, Inc.	8,355	390,847
Hooker Furniture Corp.	10,736	455,743
iRobot Corp.*(a)	14,474	1,110,156
La-Z-Boy, Inc.	42,716	1,332,739
LGI Homes, Inc.*(a)	22,802	1,710,834
Lifetime Brands, Inc.	14,143	233,359
M/I Homes, Inc.*	32,302	1,111,189
MDC Holdings, Inc.	79,941	2,548,519
New Home Co., Inc. (The)*	26,177	327,998
Taylor Morrison Home Corp. Class A*	60,002	1,468,249
Universal Electronics, Inc.*	3,388	160,083
William Lyon Homes Class A*	33,262	967,259
ZAGG, Inc.*	2,194	40,479

Total Household Durables		15,318,159

Household Products - 0.4%
Central Garden and Pet Co. Class A*	32,707	1,233,381
Oil-Dri Corp. of America	4,072	168,988
Orchids Paper Products Co.	947	12,122
WD-40 Co.	7,102	838,036

Total Household Products		2,252,527

Independent Power & Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	35,971	679,852
Pattern Energy Group, Inc.	2,614	56,175

Total Independent Power & Renewable Electricity Producers		736,027

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	17,518	601,743

Insurance - 2.6%
AMERISAFE, Inc.	11,428	703,965
Baldwin & Lyons, Inc. Class B	3,624	86,795
Citizens, Inc.*	9,230	67,840
Crawford & Co. Class B	42,753	411,284
Donegal Group, Inc. Class A	10,689	184,920
EMC Insurance Group, Inc.	14,085	404,099
Employers Holdings, Inc.	25,791	1,145,120
FBL Financial Group, Inc. Class A	18,567	1,293,191
Genworth Financial, Inc. Class A*	1,245,502	3,873,511
Health Insurance Innovations, Inc. Class A*(a)	6,965	173,777
Heritage Insurance Holdings, Inc.	1,036	18,669
Horace Mann Educators Corp.	16,796	740,704
Infinity Property & Casualty Corp.	5,644	598,264
Investors Title Co.	1,274	252,698
Kinsale Capital Group, Inc.	7,095	319,275
National Western Life Group, Inc. Class A	3,318	1,098,324
Navigators Group, Inc. (The)	8,624	419,989
Safety Insurance Group, Inc.	9,250	743,700
State Auto Financial Corp.	11,070	322,358
Stewart Information Services Corp.	14,412	609,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

United Fire Group, Inc.	3,038	$138,472
Universal Insurance Holdings, Inc.	38,270	1,046,684

Total Insurance		14,653,267

Internet & Catalog Retail - 0.5%
1-800-Flowers.com, Inc. Class A*	69,859	747,491
Duluth Holdings, Inc. Class B*(a)	18,798	335,544
Liberty TripAdvisor Holdings, Inc. Class A*	11,673	110,018
Nutrisystem, Inc.	17,158	902,511
PetMed Express, Inc.(a)	11,560	525,980
Shutterfly, Inc.*	3,433	170,792

Total Internet & Catalog Retail		2,792,336

Internet Software & Services - 2.4%
Alarm.com Holdings, Inc.*	13,600	513,400
Appfolio, Inc. Class A*	2,168	89,972
Blucora, Inc.*	2,051	45,327
Care.com, Inc.*	3,463	62,473
Cars.com, Inc.*(a)	73,660	2,124,354
CommerceHub, Inc. Series A*	8,900	195,711
Etsy, Inc.*	12,821	262,190
Match Group, Inc.*(a)	241,261	7,553,882
NIC, Inc.	52,958	879,103
Shutterstock, Inc.*	9,293	399,878
SPS Commerce, Inc.*	2,733	132,797
TechTarget, Inc.*	4,522	62,946
Trade Desk, Inc. (The) Class A*(a)	15,691	717,549
Web.com Group, Inc.*	18,598	405,436
XO Group, Inc.*	7,331	135,330
YuMe, Inc.	15,667	74,888

Total Internet Software & Services		13,655,236

IT Services - 1.7%
Cass Information Systems, Inc.	6,730	391,753
CSG Systems International, Inc.	21,841	957,073
ExlService Holdings, Inc.*	19,533	1,178,817
Hackett Group, Inc. (The)	24,669	387,550
ManTech International Corp. Class A	19,132	960,235
MoneyGram International, Inc.*	38,740	510,593
Perficient, Inc.*	13,782	262,823
Presidio, Inc.*	15,078	289,045
StarTek, Inc.*	3,537	35,264
Sykes Enterprises, Inc.*	35,567	1,118,582
Syntel, Inc.*	108,531	2,495,128
TeleTech Holdings, Inc.	20,790	836,797
Virtusa Corp.*	7,882	347,439

Total IT Services		9,771,099

Leisure Products - 1.6%
Acushnet Holdings Corp.	65,103	1,372,371
American Outdoor Brands Corp.*(a)	108,776	1,396,684
Callaway Golf Co.	205,865	2,867,699
Johnson Outdoors, Inc. Class A	8,387	520,749
Malibu Boats, Inc. Class A*	15,576	463,075
Marine Products Corp.	20,752	264,381
MCBC Holdings, Inc.*	13,852	307,791
Nautilus, Inc.*	36,016	480,814
Sturm Ruger & Co., Inc.(a)	19,757	1,103,428

Total Leisure Products		8,776,992

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	33,344	1,600,512
Luminex Corp.	22,619	445,594
Medpace Holdings, Inc.*	12,709	460,829

Total Life Sciences Tools & Services		2,506,935

Machinery - 6.1%
Alamo Group, Inc.	6,965	786,140
Albany International Corp. Class A	10,761	661,263
Altra Industrial Motion Corp.	13,690	689,976
American Railcar Industries, Inc.	21,505	895,468
Astec Industries, Inc.	11,596	678,366
Blue Bird Corp.*	18,866	375,433
Briggs & Stratton Corp.	34,258	869,125
CIRCOR International, Inc.	5,313	258,637
Columbus McKinnon Corp.	8,996	359,660
Commercial Vehicle Group, Inc.*	9,076	97,022
Douglas Dynamics, Inc.	13,114	495,709
Eastern Co. (The)	4,646	121,493
Energy Recovery, Inc.*(a)	5,629	49,254
EnPro Industries, Inc.	91,014	8,510,719
ESCO Technologies, Inc.	13,832	833,378
Federal Signal Corp.	34,769	698,509
Franklin Electric Co., Inc.	31,145	1,429,555
Gencor Industries, Inc.*	8,471	140,195
Global Brass & Copper Holdings, Inc.	25,315	837,927
Gorman-Rupp Co. (The)	13,270	414,157
Graham Corp.	3,577	74,867
Greenbrier Cos., Inc. (The)(a)	35,894	1,913,150
Hardinge, Inc.	5,772	100,548
Harsco Corp.*	23,549	439,189
Hurco Cos., Inc.	4,523	190,871
Hyster-Yale Materials Handling, Inc.	12,170	1,036,397
Kadant, Inc.	6,081	610,532
Lindsay Corp.	4,065	358,533
Lydall, Inc.*	13,033	661,425
Miller Industries, Inc.	11,641	300,338
Mueller Industries, Inc.	44,248	1,567,707
Mueller Water Products, Inc. Class A	70,603	884,656
Omega Flex, Inc.	3,951	282,141
Park-Ohio Holdings Corp.	10,390	477,421
REV Group, Inc.	12,365	402,233
Spartan Motors, Inc.	14,561	229,336
SPX Corp.*	12,883	404,397
SPX FLOW, Inc.*	7,812	371,461
Standex International Corp.	7,394	753,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

Sun Hydraulics Corp.	9,098	$588,550
Tennant Co.	3,248	235,967
Twin Disc, Inc.*	801	21,283
Wabash National Corp.	68,209	1,480,135
Watts Water Technologies, Inc. Class A	20,654	1,568,671

Total Machinery		34,154,873

Marine - 0.3%
Matson, Inc.	48,123	1,435,990

Media - 2.7%
Clear Channel Outdoor Holdings, Inc. Class A	21,553	99,144
Emerald Expositions Events, Inc.	8,689	176,734
Entercom Communications Corp. Class A	16,140	174,312
Entravision Communications Corp. Class A	356,419	2,548,396
EW Scripps Co. (The) Class A*	38,548	602,505
Gannett Co., Inc.	64,576	748,436
Gray Television, Inc.*	146,379	2,451,848
Hemisphere Media Group, Inc.*	20,514	236,937
Loral Space & Communications, Inc.*	19,720	868,666
MSG Networks, Inc. Class A*	139,557	2,826,029
National CineMedia, Inc.	49,552	339,927
Scholastic Corp.	10,969	439,967
Time, Inc.	24,189	446,287
Townsquare Media, Inc. Class A*	40,209	308,805
tronc, Inc.*	23,368	411,043
WideOpenWest, Inc.*	189,601	2,004,082
World Wrestling Entertainment, Inc. Class A(a)	19,258	588,910

Total Media		15,272,028

Metals & Mining - 2.6%
AK Steel Holding Corp.*(a)	169,723	960,632
Cleveland-Cliffs, Inc.*	427,653	3,083,378
Gold Resource Corp.	26,650	117,260
Hecla Mining Co.	106,990	424,750
Kaiser Aluminum Corp.	13,766	1,470,897
Materion Corp.	9,146	444,496
Olympic Steel, Inc.	9,664	207,679
Ryerson Holding Corp.*	14,425	150,020
Schnitzer Steel Industries, Inc. Class A	24,785	830,298
SunCoke Energy, Inc.*	8,355	100,177
Warrior Met Coal, Inc.	265,627	6,680,519

Total Metals & Mining		14,470,106

Multi-Utilities - 0.1%
Unitil Corp.	9,106	415,416

Multiline Retail - 0.4%
Dillard’s, Inc. Class A(a)	33,300	1,999,665

Oil, Gas & Consumable Fuels - 2.8%
Carrizo Oil & Gas, Inc.*	81,867	1,742,130
Evolution Petroleum Corp.	19,211	131,595
Green Plains, Inc.	31,735	534,735
NACCO Industries, Inc. Class A	15,391	579,471
Overseas Shipholding Group, Inc. Class A*	428,832	1,175,000
Panhandle Oil and Gas, Inc. Class A	2,352	48,334
Par Pacific Holdings, Inc.*	53,213	1,025,947
Penn Virginia Corp.*	19,713	770,975
REX American Resources Corp.*	6,156	509,655
Ring Energy, Inc.*	6,645	92,366
SilverBow Resources, Inc.*	27,604	820,391
SRC Energy, Inc.*	182,440	1,556,213
Stone Energy Corp.*	158,664	5,102,634
W&T Offshore, Inc.*	350,800	1,161,148
WildHorse Resource Development Corp.*(a)	16,722	307,852
World Fuel Services Corp.	14,673	412,898

Total Oil, Gas & Consumable Fuels		15,971,344

Paper & Forest Products - 1.0%
Boise Cascade Co.	27,754	1,107,385
Clearwater Paper Corp.*	9,479	430,347
Deltic Timber Corp.	1,641	150,234
KapStone Paper and Packaging Corp.	55,037	1,248,789
Neenah Paper, Inc.	13,693	1,241,270
PH Glatfelter Co.	1,756	37,649
Schweitzer-Mauduit International, Inc.	28,520	1,293,667

Total Paper & Forest Products		5,509,341

Personal Products - 0.5%
elf Beauty, Inc.*(a)	13,549	302,278
Inter Parfums, Inc.	15,040	653,488
Medifast, Inc.	5,508	384,514
USANA Health Sciences, Inc.*	20,628	1,527,503

Total Personal Products		2,867,783

Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc.*	562	10,813
ANI Pharmaceuticals, Inc.*	2,641	170,212
Innoviva, Inc.*	126,392	1,793,502
Lannett Co., Inc.*(a)	25,280	586,496
Phibro Animal Health Corp. Class A	33,845	1,133,808
Supernus Pharmaceuticals, Inc.*	24,709	984,654

Total Pharmaceuticals		4,679,485

Professional Services - 1.6%
Barrett Business Services, Inc.	5,778	372,623
BG Staffing, Inc.	8,941	142,520
CBIZ, Inc.*	49,666	767,340
CRA International, Inc.	4,439	199,533
Exponent, Inc.	12,264	871,970
Forrester Research, Inc.	6,651	293,974
FTI Consulting, Inc.*	17,747	762,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

GP Strategies Corp.*	13,907	$322,642
Heidrick & Struggles International, Inc.	9,591	235,459
ICF International, Inc.*	14,599	766,448
Kelly Services, Inc. Class A	40,979	1,117,497
Kforce, Inc.	22,710	573,428
Navigant Consulting, Inc.*	38,796	753,030
Resources Connection, Inc.	16,106	248,838
RPX Corp.	23,471	315,450
TrueBlue, Inc.*	32,999	907,473
Willdan Group, Inc.*	6,715	160,757

Total Professional Services		8,811,393

Real Estate Management & Development - 0.7%
Consolidated-Tomoka Land Co.	4,196	266,446
Forestar Group, Inc.*(a)	35,782	787,204
FRP Holdings, Inc.*	8,344	369,222
HFF, Inc. Class A	22,746	1,106,365
Marcus & Millichap, Inc.*	22,467	732,649
Maui Land & Pineapple Co., Inc.*	14,563	251,940
RE/MAX Holdings, Inc. Class A	5,162	250,357
St. Joe Co. (The)*	12,625	227,881

Total Real Estate Management & Development		3,992,064

Road & Rail - 0.6%
ArcBest Corp.	10,584	378,378
Celadon Group, Inc.	7,024	44,954
Covenant Transportation Group, Inc. Class A*	6,794	195,192
Heartland Express, Inc.	34,975	816,316
Marten Transport Ltd.	27,252	553,215
Roadrunner Transportation Systems, Inc.*	47,161	363,611
Saia, Inc.*	12,689	897,747

Total Road & Rail		3,249,413

Semiconductors & Semiconductor Equipment - 1.4%
Amtech Systems, Inc.*	2,245	22,607
Axcelis Technologies, Inc.*	21,393	613,979
AXT, Inc.*	16,663	144,968
Brooks Automation, Inc.	41,743	995,570
Ceva, Inc.*	6,726	310,405
Cohu, Inc.	20,712	454,628
CyberOptics Corp.*	6,937	104,055
Diodes, Inc.*	17,071	489,426
FormFactor, Inc.*	21,220	332,093
IXYS Corp.*	16,004	383,296
MaxLinear, Inc. Class A*	12,328	325,706
Nanometrics, Inc.*	30,051	748,871
PDF Solutions, Inc.*	4,427	69,504
Photronics, Inc.*	24,437	208,325
Rambus, Inc.*	11,227	159,648
Rudolph Technologies, Inc.*	21,348	510,217
Synaptics, Inc.*	10,297	411,262
Ultra Clean Holdings, Inc.*	49,573	1,144,641
Xcerra Corp.*	64,873	635,107

Total Semiconductors & Semiconductor Equipment		8,064,308

Software - 0.3%
American Software, Inc. Class A	20,971	243,893
Barracuda Networks, Inc.*	5,391	148,252
Imperva, Inc.*	3,546	140,776
MicroStrategy, Inc. Class A*	8,948	1,174,872
Monotype Imaging Holdings, Inc.	276	6,652
Progress Software Corp.	2,868	122,091
Zix Corp.*	25,008	109,535

Total Software		1,946,071

Specialty Retail - 6.3%
America’s Car-Mart, Inc.*	7,598	339,251
Asbury Automotive Group, Inc.*	37,902	2,425,728
At Home Group, Inc.*	20,329	617,798
Barnes & Noble, Inc.	59,372	397,792
Big 5 Sporting Goods Corp.(a)	47,155	358,378
Boot Barn Holdings, Inc.*	15,623	259,498
Buckle, Inc. (The)	60,131	1,428,111
Build-A-Bear Workshop, Inc.*	5,976	54,979
Caleres, Inc.	29,314	981,433
Camping World Holdings, Inc. Class A	17,082	764,078
Cato Corp. (The) Class A	11,845	188,572
Chico’s FAS, Inc.	151,391	1,335,269
Citi Trends, Inc.	8,786	232,477
Container Store Group, Inc. (The)*	13,956	66,151
DSW, Inc. Class A	63,034	1,349,558
Express, Inc.*	26,469	268,660
Finish Line, Inc. (The) Class A	18,822	273,484
Francesca’s Holdings Corp.*	94,451	690,437
GameStop Corp. Class A(a)	294,748	5,290,727
Genesco, Inc.*	38,003	1,235,097
Group 1 Automotive, Inc.	24,206	1,717,900
Haverty Furniture Cos., Inc.	18,164	411,415
Hibbett Sports, Inc.*	29,701	605,900
J. Jill, Inc.*(a)	65,715	512,577
Kirkland’s, Inc.*	9,084	108,690
MarineMax, Inc.*	17,565	331,978
Monro, Inc.	18,498	1,053,461
Office Depot, Inc.	1,238,898	4,385,699
Party City Holdco, Inc.*(a)	151,820	2,117,889
Pier 1 Imports, Inc.	89,734	371,499
RH*	166	14,311
Shoe Carnival, Inc.	13,812	369,471
Sleep Number Corp.*	26,057	979,483
Sonic Automotive, Inc. Class A	46,208	852,538
Sportsman’s Warehouse Holdings, Inc.*(a)	65,505	432,988
Tailored Brands, Inc.(a)	48,819	1,065,719
Tile Shop Holdings, Inc.	31,874	305,990
Tilly’s, Inc. Class A	18,139	267,732
Winmark Corp.	2,794	361,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

Zumiez, Inc.*	17,930	$373,392

Total Specialty Retail		35,197,654

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	10,961	265,256
Eastman Kodak Co.*	30,994	96,082
Electronics For Imaging, Inc.*	17,625	520,466
Intevac, Inc.*	15,832	108,449
Super Micro Computer, Inc.*	52,190	1,092,076

Total Technology Hardware, Storage & Peripherals		2,082,329

Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	11,009	368,801
Delta Apparel, Inc.*	8,438	170,448
G-III Apparel Group Ltd.*	14,756	544,349
Lakeland Industries, Inc.*	6,318	91,927
Movado Group, Inc.	12,816	412,675
Oxford Industries, Inc.	11,259	846,564
Perry Ellis International, Inc.*	11,558	289,412
Rocky Brands, Inc.	3,814	72,085
Superior Uniform Group, Inc.	10,967	292,928
Unifi, Inc.*	14,679	526,536
Vera Bradley, Inc.*	14,837	180,715

Total Textiles, Apparel & Luxury Goods		3,796,440

Thrifts & Mortgage Finance - 3.7%
Bank Mutual Corp.	18,127	193,052
BankFinancial Corp.	7,484	114,804
Beneficial Bancorp, Inc.	23,986	394,570
BofI Holding, Inc.*(a)	59,067	1,766,103
Capitol Federal Financial, Inc.	72,851	976,932
Clifton Bancorp, Inc.	4,206	71,923
Dime Community Bancshares, Inc.	20,824	436,263
Entegra Financial Corp.*	3,211	93,922
Federal Agricultural Mortgage Corp. Class C	13,101	1,025,022
First Defiance Financial Corp.	6,473	336,402
Hingham Institution for Savings	1,426	295,182
Home Bancorp, Inc.	4,877	210,784
HomeStreet, Inc.*	14,704	425,681
Impac Mortgage Holdings, Inc.*(a)	32,635	331,572
Kearny Financial Corp.	15,469	223,527
Meridian Bancorp, Inc.	25,789	531,253
Meta Financial Group, Inc.	5,766	534,220
Nationstar Mortgage Holdings, Inc.*	126,868	2,347,058
NMI Holdings, Inc. Class A*	57,730	981,410
Northfield Bancorp, Inc.	23,549	402,217
Northwest Bancshares, Inc.	68,714	1,149,585
OceanFirst Financial Corp.	16,597	435,671
Oritani Financial Corp.	36,444	597,682
PennyMac Financial Services, Inc. Class A*	33,639	751,832
Provident Financial Services, Inc.	42,495	1,146,090
Riverview Bancorp, Inc.	12,150	105,340
Southern Missouri Bancorp, Inc.	4,918	184,868
Territorial Bancorp, Inc.	6,703	206,922
Timberland Bancorp, Inc.	5,964	158,344
TrustCo Bank Corp.	60,930	560,556
United Community Financial Corp.	27,370	249,888
United Financial Bancorp, Inc.	38,770	683,903
Walker & Dunlop, Inc.*	35,824	1,701,640
Waterstone Financial, Inc.	18,507	315,544
Western New England Bancorp, Inc.	15,441	168,307
WSFS Financial Corp.	18,852	902,068

Total Thrifts & Mortgage Finance		21,010,137

Tobacco - 0.2%
Turning Point Brands, Inc.	31,003	655,093
Universal Corp.	11,474	602,385

Total Tobacco		1,257,478

Trading Companies & Distributors - 0.9%
BMC Stock Holdings, Inc.*	35,073	887,347
CAI International, Inc.*	15,072	426,839
DXP Enterprises, Inc.*	10,281	304,009
EnviroStar, Inc.	1,478	59,120
GMS, Inc.*	22,928	863,010
H&E Equipment Services, Inc.	15,802	642,351
Kaman Corp.	14,295	841,118
Rush Enterprises, Inc. Class A*	26,097	1,325,989

Total Trading Companies & Distributors		5,349,783

Water Utilities - 0.6%
American States Water Co.	19,421	1,124,670
Artesian Resources Corp. Class A	5,546	213,854
Connecticut Water Service, Inc.	6,692	384,188
Middlesex Water Co.	7,976	318,322
SJW Group	14,003	893,811
York Water Co. (The)	5,768	195,535

Total Water Utilities		3,130,380

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	2,784	94,099
Spok Holdings, Inc.	9,562	149,646
United States Cellular Corp.*	19,154	720,765

Total Wireless Telecommunication Services		964,510

Total United States		558,805,176

TOTAL COMMON STOCKS (Cost: $501,256,271)		560,641,382

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
WisdomTree U.S. MidCap Earnings Fund(a)(b) (Cost: $813,229)	23,544	934,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Earnings Fund (EES)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.2%
United States - 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $40,765,187)(d)	40,765,187	$40,765,187

TOTAL INVESTMENTS IN SECURITIES - 107.2% (Cost: $542,834,687)		602,340,795
Other Assets less Liabilities - (7.2)%		(40,334,439)

NET ASSETS - 100.0%		$562,006,356

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $43,737,547 and the total market value of the collateral held by the Fund was $45,463,163. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,697,976. Total securities on loan may not correspond with the amounts identified on the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.4%
AAR Corp.	4,667	$183,366
HEICO Corp.	1,169	110,295
National Presto Industries, Inc.	1,284	127,694

Total Aerospace & Defense		421,355

Air Freight & Logistics - 0.3%
Forward Air Corp.	5,690	326,834

Airlines - 1.2%
Allegiant Travel Co.	5,630	871,242
Hawaiian Holdings, Inc.	11,483	457,598

Total Airlines		1,328,840

Auto Components - 1.4%
Cooper Tire & Rubber Co.	8,802	311,151
Standard Motor Products, Inc.	5,862	263,263
Tenneco, Inc.	13,243	775,245
Tower International, Inc.	4,775	145,876

Total Auto Components		1,495,535

Automobiles - 0.2%
Winnebago Industries, Inc.	3,339	185,648

Banks - 8.4%
Access National Corp.	8,087	225,142
Banc of California, Inc.(a)	23,013	475,218
BancFirst Corp.	9,278	474,570
Bank of Marin Bancorp	2,154	146,472
Bryn Mawr Bank Corp.	6,425	283,985
City Holding Co.	7,465	503,664
CoBiz Financial, Inc.	8,658	173,073
Community Bank System, Inc.	23,652	1,271,295
Enterprise Financial Services Corp.	4,347	196,267
First Financial Bankshares, Inc.(a)	20,525	924,651
Glacier Bancorp, Inc.	31,950	1,258,511
Heartland Financial USA, Inc.	4,856	260,524
Hope Bancorp, Inc.	69,937	1,276,350
Lakeland Financial Corp.	8,265	400,770
LegacyTexas Financial Group, Inc.	13,932	588,070
ServisFirst Bancshares, Inc.	4,840	200,860
Stock Yards Bancorp, Inc.	9,326	351,590
Summit Financial Group, Inc.	3,697	97,305
West Bancorporation, Inc.	6,657	167,424

Total Banks		9,275,741

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	595	128,080
MGP Ingredients, Inc.	703	54,046

Total Beverages		182,126

Building Products - 1.6%
AAON, Inc.	7,063	259,212
Apogee Enterprises, Inc.	6,016	275,112
Insteel Industries, Inc.	1,671	47,323
Quanex Building Products Corp.	4,957	115,994
Simpson Manufacturing Co., Inc.	12,174	698,909
Universal Forest Products, Inc.	10,171	382,633

Total Building Products		1,779,183

Capital Markets - 3.1%
Cohen & Steers, Inc.	20,810	984,105
Financial Engines, Inc.	10,893	330,058
Hennessy Advisors, Inc.	2,491	41,201
Houlihan Lokey, Inc.	8,878	403,327
Moelis & Co. Class A	18,746	909,181
Pzena Investment Management, Inc. Class A	3,741	39,916
Silvercrest Asset Management Group, Inc. Class A	4,092	65,677
Virtus Investment Partners, Inc.	2,076	238,844
Westwood Holdings Group, Inc.	6,694	443,210

Total Capital Markets		3,455,519

Chemicals - 3.2%
American Vanguard Corp.	2,044	40,165
Balchem Corp.	2,648	213,429
Calgon Carbon Corp.	8,779	186,993
Chase Corp.	1,193	143,756
Core Molding Technologies, Inc.	1,689	36,651
FutureFuel Corp.	13,629	192,033
H.B. Fuller Co.	10,433	562,026
Hawkins, Inc.	4,947	174,134
Innophos Holdings, Inc.	15,780	737,399
Innospec, Inc.	4,940	348,764
KMG Chemicals, Inc.	701	46,322
Minerals Technologies, Inc.	1,987	136,805
Quaker Chemical Corp.	2,270	342,293
Stepan Co.	4,710	371,949

Total Chemicals		3,532,719

Commercial Services & Supplies - 7.3%
ABM Industries, Inc.	19,023	717,548
Brady Corp. Class A	18,969	718,925
Herman Miller, Inc.	23,101	925,195
HNI Corp.	27,419	1,057,551
Interface, Inc.	11,804	296,871
Kimball International, Inc. Class B	10,699	199,750
Knoll, Inc.	26,966	621,297
Matthews International Corp. Class A	8,507	449,170
McGrath RentCorp	10,031	471,256
Mobile Mini, Inc.	21,670	747,615
Multi-Color Corp.	964	72,155
Steelcase, Inc. Class A	57,402	872,510
Tetra Tech, Inc.	8,399	404,412
U.S. Ecology, Inc.	5,615	286,365
Viad Corp.	2,703	149,746
VSE Corp.	1,152	55,791

Total Commercial Services & Supplies		8,046,157

Communications Equipment - 1.4%
ADTRAN, Inc.	14,135	273,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2017

Investments	Shares	Value

InterDigital, Inc.	11,438	$871,004
Plantronics, Inc.	7,080	356,690

Total Communications Equipment		1,501,206

Construction & Engineering - 0.6%
Argan, Inc.	6,091	274,095
Comfort Systems USA, Inc.	4,771	208,254
Primoris Services Corp.	7,884	214,366

Total Construction & Engineering		696,715

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	704	54,278

Consumer Finance - 0.6%
FirstCash, Inc.	10,216	689,069

Containers & Packaging - 0.7%
Silgan Holdings, Inc.	25,428	747,329

Distributors - 0.3%
Core-Mark Holding Co., Inc.	8,670	273,798
Weyco Group, Inc.	3,205	95,253

Total Distributors		369,051

Diversified Consumer Services - 0.8%
Capella Education Co.	3,303	255,652
Carriage Services, Inc.	2,875	73,916
Graham Holdings Co. Class B	598	333,893
Liberty Tax, Inc.	9,588	105,468
Strayer Education, Inc.	1,813	162,409

Total Diversified Consumer Services		931,338

Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	3,294	48,455

Diversified Telecommunication Services - 0.5%
ATN International, Inc.	3,565	197,002
IDT Corp. Class B*	28,956	306,933

Total Diversified Telecommunication Services		503,935

Electric Utilities - 1.7%
MGE Energy, Inc.	12,829	809,510
Otter Tail Corp.	20,124	894,512
Spark Energy, Inc. Class A(a)	12,548	155,595

Total Electric Utilities		1,859,617

Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	576	19,060
AZZ, Inc.	7,016	358,517
Encore Wire Corp.	687	33,422
EnerSys	8,136	566,510
LSI Industries, Inc.	14,395	99,038

Total Electrical Equipment		1,076,547

Electronic Equipment, Instruments & Components - 0.9%
Badger Meter, Inc.	6,111	292,106
CTS Corp.	3,931	101,223
Mesa Laboratories, Inc.	352	43,754
Methode Electronics, Inc.	5,809	232,941
MTS Systems Corp.	6,969	374,235

Total Electronic Equipment, Instruments & Components		1,044,259

Energy Equipment & Services - 0.3%
U.S. Silica Holdings, Inc.	11,437	372,389

Equity Real Estate Investment Trusts (REITs) - 5.8%
Alexander & Baldwin, Inc.	8,959	248,523
CoreCivic, Inc.	105,909	2,382,952
Potlatch Corp.	23,849	1,190,065
Universal Health Realty Income Trust	9,061	680,572
Urban Edge Properties	73,984	1,885,852

Total Equity Real Estate Investment Trusts (REITs)		6,387,964

Food & Staples Retailing - 0.7%
Ingles Markets, Inc. Class A	5,608	194,037
PriceSmart, Inc.	4,694	404,154
Village Super Market, Inc. Class A	7,867	180,390

Total Food & Staples Retailing		778,581

Food Products - 2.2%
Bob Evans Farms, Inc.	6,550	516,271
Calavo Growers, Inc.	4,344	366,634
Dean Foods Co.	54,149	625,962
J&J Snack Foods Corp.	4,154	630,702
John B. Sanfilippo & Son, Inc.	1,275	80,644
Tootsie Roll Industries, Inc.	6,855	249,522

Total Food Products		2,469,735

Gas Utilities - 1.8%
Chesapeake Utilities Corp.	4,744	372,641
RGC Resources, Inc.	2,969	80,401
South Jersey Industries, Inc.	50,049	1,563,030

Total Gas Utilities		2,016,072

Health Care Equipment & Supplies - 0.9%
Abaxis, Inc.	5,496	272,162
Atrion Corp.	258	162,695
LeMaitre Vascular, Inc.	2,544	81,001
Meridian Bioscience, Inc.	27,490	384,860
Utah Medical Products, Inc.	945	76,923

Total Health Care Equipment & Supplies		977,641

Health Care Providers & Services - 0.5%
Aceto Corp.	14,521	150,002
Ensign Group, Inc. (The)	7,125	158,175
Psychemedics Corp.	2,864	58,884
U.S. Physical Therapy, Inc.	2,627	189,669

Total Health Care Providers & Services		556,730

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.(a)	3,620	108,781
Simulations Plus, Inc.	4,610	74,221

Total Health Care Technology		183,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2017

Investments	Shares	Value

Hotels, Restaurants & Leisure - 2.4%
BBX Capital Corp.	5,399	$43,030
BJ’s Restaurants, Inc.	3,779	137,556
Bloomin’ Brands, Inc.	19,804	422,617
Cheesecake Factory, Inc. (The)	16,204	780,709
DineEquity, Inc.	20,418	1,035,805
RCI Hospitality Holdings, Inc.	658	18,411
Ruth’s Hospitality Group, Inc.	7,793	168,718

Total Hotels, Restaurants & Leisure		2,606,846

Household Durables - 3.4%
Bassett Furniture Industries, Inc.	1,987	74,711
Ethan Allen Interiors, Inc.	10,394	297,268
Flexsteel Industries, Inc.	2,119	99,127
Hooker Furniture Corp.	1,888	80,146
KB Home	4,136	132,145
La-Z-Boy, Inc.	10,445	325,884
Lennar Corp. Class B	1,512	78,140
Lifetime Brands, Inc.	2,246	37,059
MDC Holdings, Inc.	22,037	702,540
Tupperware Brands Corp.	30,088	1,886,518

Total Household Durables		3,713,538

Household Products - 0.5%
Oil-Dri Corp. of America	2,067	85,780
WD-40 Co.	4,180	493,240

Total Household Products		579,020

Industrial Conglomerates - 0.3%
Raven Industries, Inc.	10,055	345,389

Insurance - 2.4%
AMERISAFE, Inc.	4,252	261,923
Employers Holdings, Inc.	7,443	330,469
HCI Group, Inc.	8,103	242,280
Heritage Insurance Holdings, Inc.	6,306	113,634
Independence Holding Co.	1,057	29,015
Investors Title Co.	271	53,753
Kingstone Cos., Inc.	3,394	63,807
National General Holdings Corp.	14,976	294,129
Navigators Group, Inc. (The)	2,806	136,652
RLI Corp.	11,572	701,957
Universal Insurance Holdings, Inc.	13,440	367,584

Total Insurance		2,595,203

Internet & Catalog Retail - 0.5%
Nutrisystem, Inc.	5,956	313,286
PetMed Express, Inc.(a)	5,660	257,530

Total Internet & Catalog Retail		570,816

Internet Software & Services - 0.4%
NIC, Inc.	24,283	403,098

IT Services - 2.4%
Convergys Corp.	28,472	669,092
CSG Systems International, Inc.	10,940	479,391
Hackett Group, Inc. (The)	9,840	154,587
Science Applications International Corp.	12,453	953,526
TeleTech Holdings, Inc.	10,581	425,885

Total IT Services		2,682,481

Leisure Products - 0.4%
Callaway Golf Co.	4,238	59,035
Marine Products Corp.	8,629	109,934
Sturm Ruger & Co., Inc.(a)	4,068	227,198

Total Leisure Products		396,167

Life Sciences Tools & Services - 0.2%
Luminex Corp.	9,786	192,784

Machinery - 7.5%
Alamo Group, Inc.	778	87,813
Albany International Corp. Class A	5,755	353,645
Altra Industrial Motion Corp.	7,666	386,366
American Railcar Industries, Inc.	14,056	585,292
Astec Industries, Inc.	3,218	188,253
Briggs & Stratton Corp.	17,451	442,732
CIRCOR International, Inc.	997	48,534
Columbus McKinnon Corp.	1,880	75,162
Douglas Dynamics, Inc.	10,516	397,505
Eastern Co. (The)	1,784	46,652
ESCO Technologies, Inc.	2,481	149,480
Federal Signal Corp.	15,293	307,236
Franklin Electric Co., Inc.	8,280	380,052
Gorman-Rupp Co. (The)	7,558	235,885
Graham Corp.	3,221	67,416
Greenbrier Cos., Inc. (The)(a)	9,522	507,523
Hillenbrand, Inc.	20,777	928,732
Hurco Cos., Inc.	1,078	45,492
Hyster-Yale Materials Handling, Inc.	3,349	285,201
Kadant, Inc.	1,686	169,274
Lindsay Corp.	2,645	233,289
Miller Industries, Inc.	5,768	148,814
Mueller Industries, Inc.	12,125	429,589
Mueller Water Products, Inc. Class A	37,904	474,937
Omega Flex, Inc.	2,600	185,666
Park-Ohio Holdings Corp.	2,731	125,489
Standex International Corp.	1,619	164,895
Sun Hydraulics Corp.	3,166	204,809
Tennant Co.	4,461	324,092
Wabash National Corp.	13,189	286,201

Total Machinery		8,266,026

Marine - 0.6%
Matson, Inc.	22,170	661,553

Media - 5.8%
Beasley Broadcast Group, Inc. Class A	2,629	35,229
Entravision Communications Corp. Class A	24,892	177,978
Gannett Co., Inc.	93,310	1,081,463
John Wiley & Sons, Inc. Class A	14,089	926,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2017

Investments	Shares	Value

Meredith Corp.	16,954	$1,119,812
Saga Communications, Inc. Class A	2,026	81,952
Scholastic Corp.	6,844	274,513
Sinclair Broadcast Group, Inc. Class A(a)	22,717	859,838
TEGNA, Inc.	65,344	920,043
Viacom, Inc. Class A	16,707	583,074
World Wrestling Entertainment, Inc. Class A(a)	9,287	283,996

Total Media		6,344,250

Metals & Mining - 4.3%
Carpenter Technology Corp.	11,995	611,625
Commercial Metals Co.	49,534	1,056,065
Compass Minerals International, Inc.(a)	25,703	1,857,042
Gold Resource Corp.	6,935	30,514
Materion Corp.	3,163	153,722
Worthington Industries, Inc.	23,210	1,022,632

Total Metals & Mining		4,731,600

Multiline Retail - 0.5%
Big Lots, Inc.	10,406	584,297

Oil, Gas & Consumable Fuels - 0.3%
Green Plains, Inc.	22,174	373,632

Paper & Forest Products - 2.6%
Boise Cascade Co.	5,149	205,445
KapStone Paper and Packaging Corp.	32,185	730,278
Neenah Paper, Inc.	5,711	517,702
PH Glatfelter Co.	20,662	442,993
Schweitzer-Mauduit International, Inc.	21,799	988,803

Total Paper & Forest Products		2,885,221

Personal Products - 0.8%
Inter Parfums, Inc.	10,902	473,692
Medifast, Inc.	3,871	270,235
Natural Health Trends Corp.	5,664	86,036

Total Personal Products		829,963

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	4,565	152,927

Professional Services - 1.9%
Barrett Business Services, Inc.	2,030	130,915
Exponent, Inc.	5,472	389,059
Forrester Research, Inc.	5,608	247,874
Insperity, Inc.	7,900	453,065
Kforce, Inc.	9,009	227,477
Korn/Ferry International	9,906	409,910
RPX Corp.	14,503	194,920

Total Professional Services		2,053,220

Road & Rail - 0.6%
ArcBest Corp.	4,021	143,751
Heartland Express, Inc.	5,417	126,433
Werner Enterprises, Inc.	9,587	370,537

Total Road & Rail		640,721

Semiconductors & Semiconductor Equipment - 0.6%
Cabot Microelectronics Corp.	4,053	381,306
Power Integrations, Inc.	4,145	304,865

Total Semiconductors & Semiconductor Equipment		686,171

Software - 0.2%
Ebix, Inc.	2,259	179,026

Specialty Retail - 7.5%
Aaron’s, Inc.	3,248	129,433
American Eagle Outfitters, Inc.	75,775	1,424,570
Buckle, Inc. (The)	31,304	743,470
Caleres, Inc.	5,299	177,411
Chico’s FAS, Inc.	68,873	607,460
Children’s Place, Inc. (The)	3,034	440,992
Dick’s Sporting Goods, Inc.	26,935	774,112
DSW, Inc. Class A	37,666	806,429
GameStop Corp. Class A(a)	99,035	1,777,678
Haverty Furniture Cos., Inc.	7,373	166,998
Lithia Motors, Inc. Class A	3,149	357,695
Monro, Inc.	6,254	356,165
Pier 1 Imports, Inc.	65,381	270,677
Shoe Carnival, Inc.	2,748	73,509
Tile Shop Holdings, Inc.	16,731	160,618

Total Specialty Retail		8,267,217

Technology Hardware, Storage & Peripherals - 0.5%
Diebold Nixdorf, Inc.(a)	31,245	510,856

Textiles, Apparel & Luxury Goods - 0.8%
Culp, Inc.	1,996	66,866
Movado Group, Inc.	4,135	133,147
Oxford Industries, Inc.	3,764	283,015
Superior Uniform Group, Inc.	3,290	87,876
Wolverine World Wide, Inc.	11,342	361,583

Total Textiles, Apparel & Luxury Goods		932,487

Thrifts & Mortgage Finance - 0.4%
FS Bancorp, Inc.	536	29,250
Hingham Institution for Savings	263	54,441
United Community Financial Corp.	15,987	145,961
WSFS Financial Corp.	4,364	208,817

Total Thrifts & Mortgage Finance		438,469

Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	13,155	895,855
GATX Corp.	19,244	1,196,207
Kaman Corp.	6,989	411,233

Total Trading Companies & Distributors		2,503,295

Water Utilities - 1.4%
American States Water Co.	12,192	706,039
Artesian Resources Corp. Class A	3,694	142,440
Connecticut Water Service, Inc.	4,624	265,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2017

Investments	Shares	Value

SJW Group	5,196	$331,661
York Water Co. (The)	4,433	150,279

Total Water Utilities		1,595,883

TOTAL COMMON STOCKS (Cost: $104,778,099)		110,015,726

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%

United States - 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $4,824,965)(c)	4,824,965	4,824,965

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $109,603,064)		114,840,691
Other Assets less Liabilities - (4.2)%		(4,631,706)

NET ASSETS - 100.0%		$110,208,985

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $5,462,633 and the total market value of the collateral held by the Fund was $5,663,470. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $838,505.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.6%

United States - 99.6%
Aerospace & Defense - 2.5%
AAR Corp.	747	$29,350
Arconic, Inc.	4,793	130,609
Boeing Co. (The)	15,848	4,673,734
Curtiss-Wright Corp.	554	67,505
General Dynamics Corp.	6,302	1,282,142
Harris Corp.	2,918	413,335
Hexcel Corp.	524	32,409
Huntington Ingalls Industries, Inc.	825	194,452
L3 Technologies, Inc.	1,697	335,751
Lockheed Martin Corp.	9,506	3,051,901
National Presto Industries, Inc.	319	31,724
Northrop Grumman Corp.	3,160	969,836
Orbital ATK, Inc.	764	100,466
Raytheon Co.	6,536	1,227,788
Rockwell Collins, Inc.	2,290	310,570
United Technologies Corp.	23,675	3,020,220

Total Aerospace & Defense		15,871,792

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,960	352,796
Expeditors International of Washington, Inc.	3,996	258,501
FedEx Corp.	2,789	695,967
Forward Air Corp.	547	31,420
United Parcel Service, Inc. Class B	24,451	2,913,337

Total Air Freight & Logistics		4,252,021

Airlines - 0.3%
Alaska Air Group, Inc.	3,074	225,970
Allegiant Travel Co.	337	52,151
American Airlines Group, Inc.	4,728	245,998
Delta Air Lines, Inc.	20,701	1,159,256
Hawaiian Holdings, Inc.	824	32,836
Southwest Airlines Co.	6,312	413,120

Total Airlines		2,129,331

Auto Components - 0.1%
BorgWarner, Inc.	2,675	136,666
Cooper Tire & Rubber Co.	1,704	60,236
Gentex Corp.	8,149	170,722
Goodyear Tire & Rubber Co. (The)	5,981	193,246
LCI Industries	597	77,610
Lear Corp.	946	167,120

Total Auto Components		805,600

Automobiles - 1.0%
Ford Motor Co.	245,638	3,068,019
General Motors Co.	69,586	2,852,330
Harley-Davidson, Inc.(a)	6,562	333,875
Thor Industries, Inc.	1,120	168,806

Total Automobiles		6,423,030

Banks - 7.9%
1st Source Corp.	1,388	68,637
Ames National Corp.	1,802	50,186
Associated Banc-Corp.	5,943	150,952
Bank of America Corp.	226,222	6,678,073
Bank of Hawaii Corp.	1,133	97,098
Bank of Marin Bancorp	1,151	78,268
Bank of the Ozarks, Inc.	3,075	148,984
BankUnited, Inc.	3,824	155,713
Bar Harbor Bankshares	3,640	98,316
BB&T Corp.	26,740	1,329,513
BCB Bancorp, Inc.	5,890	85,405
BOK Financial Corp.	2,538	234,308
Cathay General Bancorp	3,291	138,781
CenterState Bank Corp.	2,679	68,931
Central Valley Community Bancorp	1,636	33,014
Chemical Financial Corp.	2,123	113,517
CIT Group, Inc.	3,558	175,160
Citigroup, Inc.	58,038	4,318,608
Citizens & Northern Corp.	4,369	104,856
Citizens Financial Group, Inc.	9,888	415,098
Columbia Banking System, Inc.	2,963	128,713
Comerica, Inc.	3,087	267,982
Commerce Bancshares, Inc.	1,648	92,024
Community Bank System, Inc.	2,039	109,596
Cullen/Frost Bankers, Inc.	2,250	212,962
CVB Financial Corp.	5,032	118,554
East West Bancorp, Inc.	3,765	229,025
Enterprise Financial Services Corp.	2,307	104,161
Fifth Third Bancorp	19,344	586,897
First Bancshares, Inc. (The)(a)	1,092	37,346
First Business Financial Services, Inc.	4,262	94,275
First Financial Bankshares, Inc.(a)	1,439	64,827
First Guaranty Bancshares, Inc.(a)	1,731	43,275
First Hawaiian, Inc.	5,936	173,212
First Horizon National Corp.	6,543	130,795
First of Long Island Corp. (The)	2,601	74,129
First Republic Bank	1,641	142,176
Flushing Financial Corp.	1,157	31,818
FNB Corp.	17,590	243,094
Fulton Financial Corp.	7,678	137,436
German American Bancorp, Inc.	1,900	67,127
Glacier Bancorp, Inc.	3,492	137,550
Great Southern Bancorp, Inc.	2,325	120,086
Guaranty Bancshares, Inc.	2,228	68,288
Hancock Holding Co.	1,280	63,360
Heartland Financial USA, Inc.	2,446	131,228
Heritage Commerce Corp.	3,343	51,215
Heritage Financial Corp.	1,753	53,992
Home BancShares, Inc.	4,829	112,274
Hope Bancorp, Inc.	7,141	130,323
Huntington Bancshares, Inc.	39,040	568,422
Iberiabank Corp.	2,009	155,698
Independent Bank Corp.	455	31,782
Investors Bancorp, Inc.	9,245	128,321
JPMorgan Chase & Co.	97,421	10,418,202
KeyCorp	27,779	560,302
Lakeland Bancorp, Inc.	2,696	51,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Lakeland Financial Corp.	1,688	$81,851
M&T Bank Corp.	3,503	598,978
MainSource Financial Group, Inc.	1,546	56,135
MB Financial, Inc.	2,698	120,115
MBT Financial Corp.	3,631	38,489
Mercantile Bank Corp.	2,018	71,377
MutualFirst Financial, Inc.	1,785	68,812
National Bankshares, Inc.	1,626	73,902
Northrim BanCorp, Inc.	1,661	56,225
Norwood Financial Corp.(a)	1,502	49,566
Old National Bancorp	7,809	136,267
PacWest Bancorp	7,926	399,470
Park National Corp.	1,137	118,248
People’s United Financial, Inc.	15,643	292,524
PNC Financial Services Group, Inc. (The)	12,780	1,844,026
Premier Financial Bancorp, Inc.	4,036	81,043
Prosperity Bancshares, Inc.	2,334	163,543
RBB Bancorp	2,930	80,194
Regions Financial Corp.	28,349	489,871
Republic Bancorp, Inc. Class A	777	29,542
S&T Bancorp, Inc.	2,681	106,731
Sandy Spring Bancorp, Inc.	3,571	139,340
South State Corp.	850	74,078
Summit Financial Group, Inc.	1,909	50,245
SunTrust Banks, Inc.	14,163	914,788
Synovus Financial Corp.	2,857	136,965
TCF Financial Corp.	4,837	99,159
U.S. Bancorp	45,772	2,452,464
UMB Financial Corp.	1,604	115,360
Umpqua Holdings Corp.	11,028	229,382
United Bankshares, Inc.	6,504	226,014
Unity Bancorp, Inc.	1,929	38,098
Valley National Bancorp	14,853	166,651
Webster Financial Corp.	1,600	89,856
Wells Fargo & Co.	169,750	10,298,732
Zions Bancorp	2,112	107,353

Total Banks		50,511,177

Beverages - 2.6%
Brown-Forman Corp. Class A	4,306	289,535
Brown-Forman Corp. Class B	3,038	208,620
Coca-Cola Co. (The)	181,673	8,335,157
Constellation Brands, Inc. Class A	2,100	479,997
Dr. Pepper Snapple Group, Inc.	6,010	583,331
Molson Coors Brewing Co. Class B	5,249	430,785
PepsiCo, Inc.	51,164	6,135,587

Total Beverages		16,463,012

Biotechnology - 2.2%
AbbVie, Inc.	62,741	6,067,682
Amgen, Inc.	24,827	4,317,415
Gilead Sciences, Inc.	47,970	3,436,571

Total Biotechnology		13,821,668

Building Products - 0.1%
A.O. Smith Corp.	2,623	160,737
Fortune Brands Home & Security, Inc.	2,463	168,568
Lennox International, Inc.	688	143,283
Masco Corp.	5,196	228,312
Owens Corning	2,438	224,150

Total Building Products		925,050

Capital Markets - 2.8%
Ameriprise Financial, Inc.	4,344	736,178
Artisan Partners Asset Management, Inc. Class A	3,107	122,727
Bank of New York Mellon Corp. (The)	22,882	1,232,425
BGC Partners, Inc. Class A	19,416	293,376
BlackRock, Inc.	4,307	2,212,549
CBOE Global Markets, Inc.	1,643	204,701
Charles Schwab Corp. (The)	11,817	607,039
CME Group, Inc.	7,755	1,132,618
Cohen & Steers, Inc.	1,674	79,164
Eaton Vance Corp.	3,824	215,635
Evercore, Inc. Class A	1,219	109,710
FactSet Research Systems, Inc.	701	135,125
Federated Investors, Inc. Class B	4,892	176,503
Franklin Resources, Inc.	11,365	492,445
GAMCO Investors, Inc. Class A	3,105	92,063
Goldman Sachs Group, Inc. (The)	5,987	1,525,248
Intercontinental Exchange, Inc.	8,193	578,098
Legg Mason, Inc.	4,246	178,247
LPL Financial Holdings, Inc.	3,597	205,533
MarketAxess Holdings, Inc.	161	32,482
Moody’s Corp.	3,020	445,782
Morgan Stanley	44,303	2,324,578
MSCI, Inc.	1,543	195,251
Nasdaq, Inc.	4,021	308,933
Northern Trust Corp.	4,989	498,351
Raymond James Financial, Inc.	2,419	216,017
S&P Global, Inc.	3,764	637,622
SEI Investments Co.	2,648	190,285
Silvercrest Asset Management Group, Inc. Class A	2,027	32,533
State Street Corp.	8,841	862,970
T. Rowe Price Group, Inc.	7,691	807,017
TD Ameritrade Holding Corp.	11,124	568,770
Virtu Financial, Inc. Class A(a)	6,679	122,226
Waddell & Reed Financial, Inc. Class A	4,268	95,347

Total Capital Markets		17,667,548

Chemicals - 2.1%
Air Products & Chemicals, Inc.	6,295	1,032,884
Albemarle Corp.	1,895	242,352
Ashland Global Holdings, Inc.	1,048	74,618
Cabot Corp.	2,268	139,686
Celanese Corp. Series A	3,229	345,761
CF Industries Holdings, Inc.	8,236	350,359
Chemours Co. (The)	1,556	77,893
Core Molding Technologies, Inc.	1,577	34,221
DowDuPont, Inc.	66,755	4,754,291
Eastman Chemical Co.	4,749	439,947
Ecolab, Inc.	4,055	544,100
FMC Corp.	2,026	191,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Hawkins, Inc.	1,691	$59,523
Huntsman Corp.	7,320	243,683
International Flavors & Fragrances, Inc.	1,965	299,879
Kronos Worldwide, Inc.	4,451	114,702
Monsanto Co.	10,534	1,230,161
Mosaic Co. (The)	1,750	44,905
NewMarket Corp.	228	90,605
Olin Corp.	6,259	222,695
PPG Industries, Inc.	4,967	580,245
Praxair, Inc.	8,050	1,245,174
Quaker Chemical Corp.	208	31,364
Rayonier Advanced Materials, Inc.	2,628	53,743
RPM International, Inc.	4,097	214,765
Scotts Miracle-Gro Co. (The)	1,848	197,718
Sensient Technologies Corp.	1,336	97,728
Sherwin-Williams Co. (The)	1,210	496,148
Valhi, Inc.	11,257	69,456
Westlake Chemical Corp.	1,959	208,692

Total Chemicals		13,729,079

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,114	42,020
Cintas Corp.	1,730	269,586
Covanta Holding Corp.	9,165	154,888
Deluxe Corp.	1,568	120,485
Healthcare Services Group, Inc.	2,757	145,349
HNI Corp.	3,223	124,311
KAR Auction Services, Inc.	5,345	269,976
LSC Communications, Inc.	5,104	77,326
McGrath RentCorp	1,024	48,108
Mobile Mini, Inc.	1,064	36,708
MSA Safety, Inc.	1,776	137,675
Pitney Bowes, Inc.	7,179	80,261
Republic Services, Inc.	9,572	647,163
Rollins, Inc.	3,918	182,305
RR Donnelley & Sons Co.	9,639	89,643
UniFirst Corp.	192	31,661
Waste Management, Inc.	12,184	1,051,479

Total Commercial Services & Supplies		3,508,944

Communications Equipment - 1.3%
Cisco Systems, Inc.	201,186	7,705,424
Juniper Networks, Inc.	7,026	200,241
Motorola Solutions, Inc.	4,638	418,997
PC-Tel, Inc.*	4,258	31,381

Total Communications Equipment		8,356,043

Construction & Engineering - 0.0%
EMCOR Group, Inc.	571	46,679
Fluor Corp.	3,448	178,089
KBR, Inc.	2,956	58,618

Total Construction & Engineering		283,386

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	726	160,475
Vulcan Materials Co.	1,095	140,565

Total Construction Materials		301,040

Consumer Finance - 0.7%
Ally Financial, Inc.	9,517	277,516
American Express Co.	16,250	1,613,787
Capital One Financial Corp.	10,487	1,044,295
Discover Financial Services	8,942	687,819
Navient Corp.	10,915	145,388
Nelnet, Inc. Class A	789	43,221
Synchrony Financial	16,175	624,517

Total Consumer Finance		4,436,543

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,610	138,911
Avery Dennison Corp.	2,237	256,942
Ball Corp.	4,637	175,510
Bemis Co., Inc.	3,448	164,780
Graphic Packaging Holding Co.	9,305	143,762
Greif, Inc. Class A	2,263	137,093
International Paper Co.	17,573	1,018,180
Myers Industries, Inc.	1,868	36,426
Packaging Corp. of America	3,174	382,626
Sealed Air Corp.	3,430	169,099
Sonoco Products Co.	4,309	228,980
WestRock Co.	9,849	622,555

Total Containers & Packaging		3,474,864

Distributors - 0.1%
Genuine Parts Co.	5,250	498,803
Pool Corp.	818	106,054
Weyco Group, Inc.	2,052	60,985

Total Distributors		665,842

Diversified Consumer Services - 0.1%
H&R Block, Inc.	8,332	218,465
Liberty Tax, Inc.	3,790	41,690
Service Corp. International	5,441	203,058

Total Diversified Consumer Services		463,213

Diversified Financial Services - 0.0%
Leucadia National Corp.	7,909	209,509

Diversified Telecommunication Services - 5.2%
AT&T, Inc.	431,490	16,776,331
CenturyLink, Inc.	168,986	2,818,686
Cogent Communications Holdings, Inc.	3,062	138,709
Consolidated Communications Holdings, Inc.	13,026	158,787
Frontier Communications Corp.(a)	14,818	100,170
Verizon Communications, Inc.	247,855	13,118,965

Total Diversified Telecommunication Services		33,111,648
Electric Utilities - 3.2%
ALLETE, Inc.	2,705	201,144
Alliant Energy Corp.	9,141	389,498
American Electric Power Co., Inc.	21,390	1,573,662
Avangrid, Inc.	15,573	787,682
Duke Energy Corp.	36,384	3,060,258
Edison International	11,486	726,375
El Paso Electric Co.	2,639	146,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Entergy Corp.	9,043	$736,010
Eversource Energy	12,476	788,234
Exelon Corp.	40,589	1,599,613
FirstEnergy Corp.	22,447	687,327
Great Plains Energy, Inc.	10,531	339,519
Hawaiian Electric Industries, Inc.	5,103	184,473
IDACORP, Inc.	2,256	206,108
NextEra Energy, Inc.	15,787	2,465,772
OGE Energy Corp.	8,846	291,122
Otter Tail Corp.	3,129	139,084
Pinnacle West Capital Corp.	4,537	386,462
PNM Resources, Inc.	3,987	161,274
Portland General Electric Co.	3,385	154,288
PPL Corp.	38,696	1,197,641
Southern Co. (The)	59,097	2,841,975
Westar Energy, Inc.	4,996	263,789
Xcel Energy, Inc.	19,474	936,894

Total Electric Utilities		20,264,273

Electrical Equipment - 0.4%
AMETEK, Inc.	2,301	166,754
Emerson Electric Co.	24,005	1,672,908
General Cable Corp.	2,943	87,113
Hubbell, Inc.	1,899	257,011
Rockwell Automation, Inc.	3,375	662,681

Total Electrical Equipment		2,846,467

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	3,831	336,362
Avnet, Inc.	2,462	97,544
AVX Corp.	8,056	139,369
CDW Corp.	2,422	168,305
Corning, Inc.	24,136	772,110
Daktronics, Inc.	7,059	64,449
FLIR Systems, Inc.	3,208	149,557
Jabil, Inc.	4,295	112,744
Littelfuse, Inc.	160	31,651
Methode Electronics, Inc.	750	30,075
MTS Systems Corp.	1,211	65,031
National Instruments Corp.	4,473	186,211
Park Electrochemical Corp.	3,206	62,998

Total Electronic Equipment, Instruments & Components		2,216,406

Energy Equipment & Services - 0.3%
Archrock, Inc.	7,742	81,291
Baker Hughes Co.	14,774	467,449
Halliburton Co.	19,498	952,867
Helmerich & Payne, Inc.(a)	7,237	467,800

Total Energy Equipment & Services		1,969,407

Equity Real Estate Investment Trusts (REITs) - 8.4%
Acadia Realty Trust	6,939	189,851
Alexander’s, Inc.	239	94,608
Alexandria Real Estate Equities, Inc.	2,980	389,158
American Assets Trust, Inc.	2,991	114,376
American Campus Communities, Inc.	7,932	325,450
American Homes 4 Rent Class A	5,360	117,062
American Tower Corp.	10,728	1,530,564
Apartment Investment & Management Co. Class A	6,051	264,489
Apple Hospitality REIT, Inc.	18,973	372,061
AvalonBay Communities, Inc.	5,276	941,291
Boston Properties, Inc.	4,625	601,389
Brandywine Realty Trust	9,378	170,586
Brixmor Property Group, Inc.	28,239	526,940
Camden Property Trust	3,975	365,938
CBL & Associates Properties, Inc.(a)	37,799	213,942
Chesapeake Lodging Trust	4,322	117,083
Colony NorthStar, Inc. Class A	69,974	798,403
Columbia Property Trust, Inc.	6,292	144,401
Community Healthcare Trust, Inc.	3,846	108,073
CoreCivic, Inc.	7,866	176,985
CoreSite Realty Corp.	1,332	151,715
Corporate Office Properties Trust	5,781	168,805
Cousins Properties, Inc.	16,371	151,432
Crown Castle International Corp.	20,213	2,243,845
CubeSmart	7,587	219,416
CyrusOne, Inc.	3,768	224,309
DCT Industrial Trust, Inc.	3,533	207,670
DDR Corp.	58,526	524,393
DiamondRock Hospitality Co.	15,068	170,118
Digital Realty Trust, Inc.	9,368	1,067,015
Douglas Emmett, Inc.	5,453	223,900
Duke Realty Corp.	13,543	368,505
EastGroup Properties, Inc.	2,109	186,393
Education Realty Trust, Inc.	5,462	190,733
EPR Properties	5,739	375,675
Equinix, Inc.	1,673	758,237
Equity LifeStyle Properties, Inc.	2,860	254,597
Equity Residential	13,201	841,828
Essex Property Trust, Inc.	2,293	553,461
Extra Space Storage, Inc.	6,385	558,368
Federal Realty Investment Trust	2,853	378,907
First Industrial Realty Trust, Inc.	4,619	145,360
Forest City Realty Trust, Inc. Class A	7,348	177,087
Franklin Street Properties Corp.	20,144	216,347
Gaming and Leisure Properties, Inc.	19,011	703,407
GEO Group, Inc. (The)	12,022	283,719
GGP, Inc.	47,176	1,103,447
Global Net Lease, Inc.	11,884	244,573
Government Properties Income Trust	13,402	248,473
Gramercy Property Trust	11,377	303,311
HCP, Inc.	35,251	919,346
Healthcare Realty Trust, Inc.	5,709	183,373
Healthcare Trust of America, Inc. Class A	8,599	258,314
Highwoods Properties, Inc.	4,497	228,942
Hospitality Properties Trust	14,972	446,914
Host Hotels & Resorts, Inc.	37,303	740,465
Hudson Pacific Properties, Inc.	6,170	211,323
Investors Real Estate Trust	24,670	140,126
Invitation Homes, Inc.	7,279	171,566
Iron Mountain, Inc.	20,240	763,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

JBG SMITH Properties	3,886	$134,961
Kilroy Realty Corp.	2,589	193,269
Kimco Realty Corp.	37,706	684,364
Kite Realty Group Trust	11,087	217,305
Lamar Advertising Co. Class A	4,789	355,535
LaSalle Hotel Properties	10,835	304,138
Lexington Realty Trust	24,387	235,335
Liberty Property Trust	9,109	391,778
Life Storage, Inc.	3,240	288,587
LTC Properties, Inc.	3,009	131,042
Macerich Co. (The)	8,563	562,418
Mack-Cali Realty Corp.	7,363	158,746
Medical Properties Trust, Inc.	33,947	467,790
Mid-America Apartment Communities, Inc.	4,425	444,978
Monmouth Real Estate Investment Corp. Class A	6,923	123,229
National Health Investors, Inc.	2,601	196,063
National Retail Properties, Inc.	8,970	386,876
Omega Healthcare Investors, Inc.(a)	25,271	695,963
One Liberty Properties, Inc.	5,196	134,680
Outfront Media, Inc.	12,539	290,905
Paramount Group, Inc.	11,375	180,294
Park Hotels & Resorts, Inc.	16,751	481,591
Pebblebrook Hotel Trust	4,712	175,145
Pennsylvania Real Estate Investment Trust(a)	13,255	157,602
Physicians Realty Trust	12,586	226,422
Piedmont Office Realty Trust, Inc. Class A	9,790	191,982
Potlatch Corp.	2,663	132,884
Prologis, Inc.	20,203	1,303,296
PS Business Parks, Inc.	1,274	159,365
Public Storage	8,307	1,736,163
QTS Realty Trust, Inc. Class A	1,987	107,616
Ramco-Gershenson Properties Trust	10,068	148,302
Rayonier, Inc.	5,823	184,181
Realty Income Corp.	16,102	918,136
Regency Centers Corp.	6,684	462,399
Retail Opportunity Investments Corp.	7,714	153,894
Retail Properties of America, Inc. Class A	18,396	247,242
Rexford Industrial Realty, Inc.	1,023	29,831
RLJ Lodging Trust	15,693	344,775
Ryman Hospitality Properties, Inc.	3,050	210,511
Sabra Health Care REIT, Inc.	24,299	456,092
Safety Income and Growth, Inc.	5,713	100,549
Select Income REIT	11,021	276,958
Senior Housing Properties Trust	24,629	471,645
Simon Property Group, Inc.	18,567	3,188,697
SL Green Realty Corp.	4,158	419,667
Spirit Realty Capital, Inc.	55,800	478,764
STAG Industrial, Inc.	6,509	177,891
STORE Capital Corp.	11,522	300,033
Summit Hotel Properties, Inc.	8,374	127,536
Sun Communities, Inc.	3,283	304,597
Sunstone Hotel Investors, Inc.	2,892	47,805
Tanger Factory Outlet Centers, Inc.(a)	9,202	243,945
Taubman Centers, Inc.	3,972	259,888
UDR, Inc.	11,329	436,393
Uniti Group, Inc.	27,395	487,357
Urban Edge Properties	6,607	168,412
Ventas, Inc.	21,625	1,297,716
VEREIT, Inc.	91,337	711,515
Vornado Realty Trust	7,897	617,387
W.P. Carey, Inc.	7,516	517,852
Washington Prime Group, Inc.	40,023	284,964
Washington Real Estate Investment Trust	4,874	151,679
Weingarten Realty Investors	8,708	286,232
Welltower, Inc.	24,545	1,565,235
Weyerhaeuser Co.	34,964	1,232,831
Xenia Hotels & Resorts, Inc.	8,422	181,831

Total Equity Real Estate Investment Trusts (REITs)		53,614,784

Food & Staples Retailing - 2.5%
Casey’s General Stores, Inc.	472	52,836
Costco Wholesale Corp.	6,068	1,129,376
CVS Health Corp.	36,256	2,628,560
Kroger Co. (The)	21,952	602,582
Sysco Corp.	16,668	1,012,248
Wal-Mart Stores, Inc.	83,383	8,234,071
Walgreens Boots Alliance, Inc.	29,135	2,115,784
Weis Markets, Inc.	1,490	61,671

Total Food & Staples Retailing		15,837,128

Food Products - 2.2%
Alico, Inc.	977	28,822
Archer-Daniels-Midland Co.	22,941	919,475
B&G Foods, Inc.(a)	5,061	177,894
Calavo Growers, Inc.	440	37,136
Campbell Soup Co.	11,492	552,880
Conagra Brands, Inc.	12,194	459,348
Dean Foods Co.	6,925	80,053
Flowers Foods, Inc.	8,965	173,114
General Mills, Inc.	26,270	1,557,548
Hershey Co. (The)	4,732	537,129
Hormel Foods Corp.	14,487	527,182
Ingredion, Inc.	1,634	228,433
J&J Snack Foods Corp.	214	32,492
J.M. Smucker Co. (The)	4,037	501,557
John B. Sanfilippo & Son, Inc.	752	47,564
Kellogg Co.	14,904	1,013,174
Kraft Heinz Co. (The)	51,032	3,968,248
Lamb Weston Holdings, Inc.	1,253	70,732
Lancaster Colony Corp.	825	106,598
McCormick & Co., Inc. Non-Voting Shares	3,846	391,946
Mondelez International, Inc. Class A	40,397	1,728,992
Pinnacle Foods, Inc.	3,677	218,671
Snyder’s-Lance, Inc.	2,642	132,312
Tyson Foods, Inc. Class A	5,204	421,888

Total Food Products		13,913,188

Gas Utilities - 0.2%
Atmos Energy Corp.	3,107	266,860
National Fuel Gas Co.	3,115	171,045
New Jersey Resources Corp.	2,518	101,224
Northwest Natural Gas Co.	2,112	125,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

ONE Gas, Inc.	1,762	$129,084
South Jersey Industries, Inc.	4,104	128,168
Southwest Gas Holdings, Inc.	1,087	87,482
Spire, Inc.	2,304	173,145
UGI Corp.	4,414	207,237
WGL Holdings, Inc.	2,273	195,114

Total Gas Utilities		1,585,340

Health Care Equipment & Supplies - 1.0%
Abaxis, Inc.	957	47,391
Abbott Laboratories	44,728	2,552,627
Analogic Corp.	580	48,575
Baxter International, Inc.	7,345	474,781
Becton, Dickinson and Co.	4,340	929,037
Danaher Corp.	5,319	493,710
Dentsply Sirona, Inc.	942	62,012
Meridian Bioscience, Inc.	4,622	64,708
ResMed, Inc.	3,497	296,161
Stryker Corp.	5,597	866,639
Teleflex, Inc.	605	150,536
Zimmer Biomet Holdings, Inc.	2,061	248,701

Total Health Care Equipment & Supplies		6,234,878

Health Care Providers & Services - 1.3%
Aetna, Inc.	4,471	806,524
AmerisourceBergen Corp.	4,703	431,829
Anthem, Inc.	4,511	1,015,020
Cardinal Health, Inc.	12,998	796,387
Chemed Corp.	204	49,576
Encompass Health Corp.	3,135	154,900
Humana, Inc.	1,138	282,304
McKesson Corp.	2,170	338,411
Owens & Minor, Inc.	5,811	109,712
Patterson Cos., Inc.	2,031	73,380
Psychemedics Corp.	1,542	31,704
Quest Diagnostics, Inc.	3,436	338,412
UnitedHealth Group, Inc.	17,273	3,808,006

Total Health Care Providers & Services		8,236,165

Hotels, Restaurants & Leisure - 2.3%
Aramark	3,649	155,958
Brinker International, Inc.	3,070	119,239
Choice Hotels International, Inc.	1,301	100,958
Churchill Downs, Inc.	281	65,389
Cracker Barrel Old Country Store, Inc.(a)	839	133,309
Darden Restaurants, Inc.	4,562	438,043
DineEquity, Inc.	2,602	131,999
Domino’s Pizza, Inc.	634	119,801
Dunkin’ Brands Group, Inc.	2,620	168,911
Hilton Worldwide Holdings, Inc.	4,368	348,828
ILG, Inc.	5,462	155,558
Jack in the Box, Inc.	362	35,516
Las Vegas Sands Corp.	43,777	3,042,064
Marcus Corp. (The)	1,139	31,152
Marriott International, Inc. Class A	5,725	777,054
McDonald’s Corp.	25,147	4,328,302
MGM Resorts International	8,192	273,531
Ruth’s Hospitality Group, Inc.	1,481	32,064
Six Flags Entertainment Corp.	4,633	308,419
Starbucks Corp.	37,105	2,130,940
Texas Roadhouse, Inc.	2,232	117,582
Vail Resorts, Inc.	992	210,770
Wendy’s Co. (The)	7,653	125,662
Wyndham Worldwide Corp.	3,534	409,484
Wynn Resorts Ltd.	1,521	256,425
Yum! Brands, Inc.	7,423	605,791

Total Hotels, Restaurants & Leisure		14,622,749

Household Durables - 0.4%
Bassett Furniture Industries, Inc.	876	32,938
CSS Industries, Inc.	2,325	64,705
D.R. Horton, Inc.	6,069	309,944
Leggett & Platt, Inc.	5,048	240,941
Lennar Corp. Class B	1,125	58,140
MDC Holdings, Inc.	3,896	124,204
Newell Brands, Inc.	19,920	615,528
PulteGroup, Inc.	6,532	217,189
Tupperware Brands Corp.	2,955	185,278
Whirlpool Corp.	2,650	446,896

Total Household Durables		2,295,763

Household Products - 2.2%
Church & Dwight Co., Inc.	5,152	258,476
Clorox Co. (The)	4,079	606,710
Colgate-Palmolive Co.	25,116	1,895,002
Energizer Holdings, Inc.	1,869	89,675
Kimberly-Clark Corp.	14,422	1,740,159
Oil-Dri Corp. of America	685	28,427
Procter & Gamble Co. (The)	101,127	9,291,549
Spectrum Brands Holdings, Inc.	1,003	112,737

Total Household Products		14,022,735

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	42,948	465,127
NRG Energy, Inc.	3,775	107,512
Ormat Technologies, Inc.	505	32,300
Pattern Energy Group, Inc.	9,452	203,123

Total Independent Power & Renewable Electricity Producers		808,062

Industrial Conglomerates - 1.9%
3M Co.	15,745	3,705,901
Carlisle Cos., Inc.	1,096	124,560
General Electric Co.	303,851	5,302,200
Honeywell International, Inc.	19,664	3,015,671
Raven Industries, Inc.	936	32,152
Roper Technologies, Inc.	994	257,446

Total Industrial Conglomerates		12,437,930

Insurance - 2.5%
Aflac, Inc.	11,808	1,036,506
Allstate Corp. (The)	7,807	817,471
American Financial Group, Inc.	1,747	189,619
American International Group, Inc.	24,493	1,459,293
American National Insurance Co.	499	63,997
AMERISAFE, Inc.	599	36,898
AmTrust Financial Services, Inc.(a)	21,095	212,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Arthur J. Gallagher & Co.	6,292	$398,158
Assurant, Inc.	1,777	179,193
Brown & Brown, Inc.	2,765	142,287
Cincinnati Financial Corp.	5,707	427,854
CNA Financial Corp.	8,844	469,174
CNO Financial Group, Inc.	4,392	108,438
Erie Indemnity Co. Class A	1,548	188,608
First American Financial Corp.	5,181	290,343
FNF Group	9,972	391,301
Hanover Insurance Group, Inc. (The)	1,429	154,446
Hartford Financial Services Group, Inc. (The)	8,933	502,749
Horace Mann Educators Corp.	704	31,046
Infinity Property & Casualty Corp.	427	45,262
Lincoln National Corp.	5,100	392,037
Loews Corp.	1,236	61,837
Marsh & McLennan Cos., Inc.	12,025	978,715
Mercury General Corp.	3,424	182,979
MetLife, Inc.	40,574	2,051,421
Old Republic International Corp.	13,649	291,816
Principal Financial Group, Inc.	10,206	720,135
ProAssurance Corp.	1,975	112,871
Progressive Corp. (The)	11,455	645,146
Prudential Financial, Inc.	14,066	1,617,309
Reinsurance Group of America, Inc.	1,540	240,132
RLI Corp.	545	33,060
Safety Insurance Group, Inc.	970	77,988
Torchmark Corp.	1,459	132,346
Travelers Cos., Inc. (The)	7,754	1,051,753
Unum Group	6,238	342,404
W.R. Berkley Corp.	1,467	105,111

Total Insurance		16,182,130

Internet & Catalog Retail - 0.0%
Expedia, Inc.	1,499	179,535
Nutrisystem, Inc.	1,843	96,942

Total Internet & Catalog Retail		276,477

Internet Software & Services - 0.0%
j2 Global, Inc.	1,415	106,168
Reis, Inc.	1,022	21,104

Total Internet Software & Services		127,272

IT Services - 2.5%
Alliance Data Systems Corp.	650	164,762
Automatic Data Processing, Inc.	12,648	1,482,219
Booz Allen Hamilton Holding Corp.	3,608	137,573
Broadridge Financial Solutions, Inc.	3,156	285,870
Cass Information Systems, Inc.	931	54,194
Cognizant Technology Solutions Corp. Class A	5,599	397,641
Convergys Corp.	2,151	50,548
CSRA, Inc.	3,760	112,499
DST Systems, Inc.	1,166	72,374
DXC Technology Co.	1,960	186,004
Fidelity National Information Services, Inc.	5,374	505,640
International Business Machines Corp.	47,118	7,228,844
Jack Henry & Associates, Inc.	1,647	192,633
Leidos Holdings, Inc.	4,665	301,219
ManTech International Corp. Class A	849	42,611
MasterCard, Inc. Class A	8,586	1,299,577
Paychex, Inc.	13,807	939,981
Sabre Corp.	10,957	224,618
Science Applications International Corp.	1,007	77,106
Total System Services, Inc.	2,251	178,032
Visa, Inc. Class A	17,030	1,941,761
Western Union Co. (The)	21,434	407,460

Total IT Services		16,283,166

Leisure Products - 0.1%
Brunswick Corp.	1,734	95,751
Escalade, Inc.	1,993	24,514
Hasbro, Inc.	3,974	361,197
Marine Products Corp.	2,135	27,200
Polaris Industries, Inc.	1,688	209,295

Total Leisure Products		717,957

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,321	289,377
Bio-Techne Corp.	818	105,972
Luminex Corp.	2,238	44,089
Thermo Fisher Scientific, Inc.	1,840	349,379

Total Life Sciences Tools & Services		788,817

Machinery - 1.8%
Albany International Corp. Class A	811	49,836
Allison Transmission Holdings, Inc.	4,085	175,941
Caterpillar, Inc.	17,765	2,799,409
CIRCOR International, Inc.	1,179	57,394
Crane Co.	1,804	160,953
Cummins, Inc.	5,824	1,028,751
Deere & Co.	7,420	1,161,304
Donaldson Co., Inc.	3,412	167,017
Dover Corp.	4,345	438,802
Flowserve Corp.	1,461	61,552
Fortive Corp.	2,347	169,805
Graco, Inc.	3,837	173,509
Graham Corp.	2,399	50,211
Greenbrier Cos., Inc. (The)(a)	918	48,929
Hurco Cos., Inc.	760	32,072
IDEX Corp.	1,731	228,440
Illinois Tool Works, Inc.	8,691	1,450,093
Kennametal, Inc.	2,457	118,943
Lincoln Electric Holdings, Inc.	1,882	172,354
Lindsay Corp.	346	30,517
Nordson Corp.	1,178	172,459
Oshkosh Corp.	1,414	128,518
PACCAR, Inc.	6,482	460,741
Parker-Hannifin Corp.	2,863	571,398
Snap-on, Inc.	1,314	229,030
Stanley Black & Decker, Inc.	3,456	586,449
Timken Co. (The)	3,030	148,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Toro Co. (The)	2,312	$150,812
Trinity Industries, Inc.	3,402	127,439
Xylem, Inc.	2,987	203,713

Total Machinery		11,355,316

Media - 2.2%
AMC Entertainment Holdings, Inc. Class A(a)	6,310	95,281
CBS Corp. Class A	2,236	132,684
CBS Corp. Class B Non-Voting Shares	4,818	284,262
Cinemark Holdings, Inc.	4,996	173,961
Comcast Corp. Class A	100,528	4,026,146
Entercom Communications Corp. Class A	7,309	78,937
Gannett Co., Inc.	10,935	126,737
Interpublic Group of Cos., Inc. (The)	18,702	377,032
John Wiley & Sons, Inc. Class A	1,720	113,090
Meredith Corp.	2,212	146,103
New Media Investment Group, Inc.	4,393	73,715
News Corp. Class A	11,084	179,672
Nexstar Media Group, Inc. Class A	910	71,162
Omnicom Group, Inc.	10,072	733,544
Regal Entertainment Group Class A	6,687	153,868
Scripps Networks Interactive, Inc. Class A	1,746	149,074
Sinclair Broadcast Group, Inc. Class A	2,805	106,169
Sirius XM Holdings, Inc.(a)	53,525	286,894
TEGNA, Inc.	6,931	97,588
Time Warner, Inc.	17,900	1,637,313
Time, Inc.	1,787	32,970
Tribune Media Co. Class A	3,888	165,123
Twenty-First Century Fox, Inc. Class A	11,862	409,595
Twenty-First Century Fox, Inc. Class B	14,765	503,782
Viacom, Inc. Class B	15,051	463,721
Walt Disney Co. (The)	31,437	3,379,792

Total Media		13,998,215

Metals & Mining - 0.3%
Commercial Metals Co.	4,420	94,234
Compass Minerals International, Inc.(a)	2,351	169,860
Kaiser Aluminum Corp.	468	50,006
Newmont Mining Corp.	6,393	239,865
Nucor Corp.	10,916	694,039
Reliance Steel & Aluminum Co.	2,336	200,406
Royal Gold, Inc.	1,115	91,564
Steel Dynamics, Inc.	5,493	236,913
United States Steel Corp.	1,536	54,052
Worthington Industries, Inc.	1,822	80,277

Total Metals & Mining		1,911,216

Multi-Utilities - 1.6%
Ameren Corp.	10,116	596,743
Avista Corp.	1,253	64,517
Black Hills Corp.	2,568	154,362
CenterPoint Energy, Inc.	21,637	613,625
CMS Energy Corp.	9,255	437,762
Consolidated Edison, Inc.	12,932	1,098,573
Dominion Energy, Inc.	30,664	2,485,624
DTE Energy Co.	7,088	775,852
MDU Resources Group, Inc.	7,372	198,159
NiSource, Inc.	11,127	285,630
NorthWestern Corp.	2,557	152,653
Public Service Enterprise Group, Inc.	22,728	1,170,492
SCANA Corp.	10,824	430,579
Sempra Energy	8,769	937,582
Vectren Corp.	3,587	233,227
WEC Energy Group, Inc.	12,728	845,521

Total Multi-Utilities		10,480,901

Multiline Retail - 0.6%
Big Lots, Inc.	1,148	64,460
Dollar General Corp.	4,053	376,970
Kohl’s Corp.	10,017	543,222
Macy’s, Inc.	24,712	622,495
Nordstrom, Inc.	7,408	350,991
Target Corp.	29,010	1,892,902

Total Multiline Retail		3,851,040

Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	3,452	185,165
Andeavor	4,596	525,507
Apache Corp.	12,821	541,303
Cabot Oil & Gas Corp.	3,467	99,156
Chevron Corp.	89,759	11,236,929
Cimarex Energy Co.	367	44,778
ConocoPhillips	31,967	1,754,669
CVR Energy, Inc.	5,851	217,891
Delek U.S. Holdings, Inc.	2,490	87,001
Devon Energy Corp.	4,944	204,682
EOG Resources, Inc.	4,800	517,968
EQT Corp.	883	50,260
Evolution Petroleum Corp.	4,567	31,284
Exxon Mobil Corp.	207,147	17,325,775
Hess Corp.	9,323	442,563
HollyFrontier Corp.	6,911	353,981
Kinder Morgan, Inc.	83,670	1,511,917
Marathon Oil Corp.	16,331	276,484
Marathon Petroleum Corp.	16,404	1,082,336
Murphy Oil Corp.	8,943	277,680
Noble Energy, Inc.	10,498	305,912
Occidental Petroleum Corp.	44,400	3,270,504
ONEOK, Inc.	28,071	1,500,395
Panhandle Oil and Gas, Inc. Class A	1,533	31,503
PBF Energy, Inc. Class A	5,467	193,805
Phillips 66	18,852	1,906,880
Range Resources Corp.	4,722	80,557
SemGroup Corp. Class A	8,142	245,888
Targa Resources Corp.	22,916	1,109,593
Valero Energy Corp.	18,625	1,711,824
Williams Cos., Inc. (The)	45,633	1,391,350
World Fuel Services Corp.	1,875	52,762

Total Oil, Gas & Consumable Fuels		48,568,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Paper & Forest Products - 0.0%
Domtar Corp.	3,222	$159,554
KapStone Paper and Packaging Corp.	3,341	75,807
Schweitzer-Mauduit International, Inc.	1,062	48,172

Total Paper & Forest Products		283,533

Personal Products - 0.2%
Coty, Inc. Class A	28,169	560,281
Estee Lauder Cos., Inc. (The) Class A	4,050	515,322
Inter Parfums, Inc.	717	31,154
Medifast, Inc.	434	30,298
Nu Skin Enterprises, Inc. Class A	1,931	131,752

Total Personal Products		1,268,807

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	53,433	3,274,374
Eli Lilly & Co.	34,900	2,947,654
Johnson & Johnson	84,598	11,820,033
Merck & Co., Inc.	123,685	6,959,755
Pfizer, Inc.	280,862	10,172,822
Zoetis, Inc.	4,285	308,691

Total Pharmaceuticals		35,483,329

Professional Services - 0.2%
CRA International, Inc.	714	32,094
Dun & Bradstreet Corp. (The)	989	117,108
Equifax, Inc.	2,027	239,024
Forrester Research, Inc.	836	36,951
Heidrick & Struggles International, Inc.	1,449	35,573
Kelly Services, Inc. Class A	1,120	30,542
Kforce, Inc.	1,474	37,219
ManpowerGroup, Inc.	1,631	205,685
Resources Connection, Inc.	3,762	58,123
Robert Half International, Inc.	2,922	162,288

Total Professional Services		954,607

Real Estate Management & Development - 0.1%
Griffin Industrial Realty, Inc.	1,767	64,849
Jones Lang LaSalle, Inc.	212	31,573
Kennedy-Wilson Holdings, Inc.	10,532	182,730
Realogy Holdings Corp.	2,949	78,149

Total Real Estate Management & Development		357,301

Road & Rail - 0.9%
Celadon Group, Inc.	2,306	14,758
CSX Corp.	18,607	1,023,571
JB Hunt Transport Services, Inc.	1,676	192,707
Kansas City Southern	1,424	149,833
Norfolk Southern Corp.	6,857	993,579
Old Dominion Freight Line, Inc.	243	31,967
Ryder System, Inc.	1,806	152,011
Union Pacific Corp.	21,506	2,883,955
Universal Logistics Holdings, Inc.	1,371	32,561

Total Road & Rail		5,474,942

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	9,669	860,831
Applied Materials, Inc.	12,445	636,188
Brooks Automation, Inc.	2,752	65,635
Cabot Microelectronics Corp.	343	32,270
Cypress Semiconductor Corp.	14,295	217,856
Intel Corp.	154,138	7,115,010
KLA-Tencor Corp.	4,999	525,245
Lam Research Corp.	2,504	460,911
Maxim Integrated Products, Inc.	10,639	556,207
Microchip Technology, Inc.	5,773	507,331
NVE Corp.	406	34,916
NVIDIA Corp.	3,064	592,884
QUALCOMM, Inc.	68,625	4,393,373
Skyworks Solutions, Inc.	3,038	288,458
Teradyne, Inc.	2,774	116,147
Texas Instruments, Inc.	32,463	3,390,436
Xilinx, Inc.	6,841	461,220

Total Semiconductors & Semiconductor Equipment		20,254,918

Software - 3.7%
Activision Blizzard, Inc.	5,310	336,229
CA, Inc.	17,029	566,725
CDK Global, Inc.	1,329	94,731
Intuit, Inc.	3,578	564,537
Microsoft Corp.	204,349	17,480,014
Oracle Corp.	82,826	3,916,013
SS&C Technologies Holdings, Inc.	2,367	95,816
Symantec Corp.	9,681	271,649
TiVo Corp.	6,978	108,857

Total Software		23,434,571

Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	2,418	42,146
American Eagle Outfitters, Inc.	8,891	167,151
Barnes & Noble, Inc.	14,848	99,482
Bed Bath & Beyond, Inc.	6,771	148,894
Best Buy Co., Inc.	8,651	592,334
Cato Corp. (The) Class A	5,112	81,383
Chico’s FAS, Inc.	10,906	96,191
Children’s Place, Inc. (The)	261	37,936
Dick’s Sporting Goods, Inc.	3,503	100,676
DSW, Inc. Class A	4,735	101,376
Foot Locker, Inc.	4,837	226,759
GameStop Corp. Class A(a)	12,376	222,149
Gap, Inc. (The)	13,244	451,091
Guess?, Inc.	4,833	81,581
Haverty Furniture Cos., Inc.	1,967	44,553
Home Depot, Inc. (The)	29,995	5,684,952
L Brands, Inc.	15,806	951,837
Lowe’s Cos., Inc.	20,444	1,900,065
Office Depot, Inc.	26,454	93,647
Penske Automotive Group, Inc.	3,217	153,933
Pier 1 Imports, Inc.	13,098	54,226
Ross Stores, Inc.	4,044	324,531
Tailored Brands, Inc.(a)	3,463	75,597
Tiffany & Co.	3,271	340,021
TJX Cos., Inc. (The)	13,881	1,061,341
Tractor Supply Co.	2,702	201,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

December 31, 2017

Investments	Shares	Value

Williams-Sonoma, Inc.(a)	3,503	$181,105

Total Specialty Retail		13,516,932

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	101,171	17,121,168
Hewlett Packard Enterprise Co.	44,480	638,733
HP, Inc.	60,159	1,263,941
NetApp, Inc.	5,344	295,630
Western Digital Corp.	9,298	739,470
Xerox Corp.	9,235	269,200

Total Technology Hardware, Storage & Peripherals		20,328,142

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	697	81,891
Columbia Sportswear Co.	1,646	118,314
Culp, Inc.	1,783	59,730
Hanesbrands, Inc.(a)	13,671	285,861
NIKE, Inc. Class B	22,085	1,381,417
Ralph Lauren Corp.	1,673	173,473
Tapestry, Inc.	11,458	506,787
VF Corp.	13,030	964,220
Wolverine World Wide, Inc.	1,512	48,203

Total Textiles, Apparel & Luxury Goods		3,619,896

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	7,197	96,512
ESSA Bancorp, Inc.	7,225	113,216
Meta Financial Group, Inc.	350	32,427
New York Community Bancorp, Inc.	36,648	477,157
Northwest Bancshares, Inc.	6,995	117,026
Provident Financial Holdings, Inc.	6,012	110,621
Provident Financial Services, Inc.	4,517	121,823
Southern Missouri Bancorp, Inc.	813	30,561
TFS Financial Corp.	15,741	235,171
Washington Federal, Inc.	3,642	124,738

Total Thrifts & Mortgage Finance		1,459,252

Tobacco - 2.5%
Altria Group, Inc.	92,084	6,575,718
Philip Morris International, Inc.	82,428	8,708,518
Universal Corp.	1,519	79,748
Vector Group Ltd.	14,779	330,754

Total Tobacco		15,694,738

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	830	56,523
Fastenal Co.	8,787	480,561
GATX Corp.	1,629	101,259
Kaman Corp.	747	43,953
MSC Industrial Direct Co., Inc. Class A	1,210	116,959
W.W. Grainger, Inc.	1,618	382,252
Watsco, Inc.	946	160,858

Total Trading Companies & Distributors		1,342,365

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	10,565	678,273

Water Utilities - 0.1%
American Water Works Co., Inc.	4,226	386,637
Aqua America, Inc.	6,637	260,370
Artesian Resources Corp. Class A	824	31,773
Global Water Resources, Inc.	3,372	31,494
Middlesex Water Co.	749	29,893
York Water Co. (The)	918	31,120

Total Water Utilities		771,287

Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	918	31,029
Telephone & Data Systems, Inc.	4,264	118,539

Total Wireless Telecommunication Services		149,568

TOTAL COMMON STOCKS (Cost: $489,674,643)		637,928,885

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
WisdomTree U.S. Total Earnings Fund(a)(b) (Cost: $1,259,040)	41,700	1,328,979

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $3,431,050)(d)	3,431,050	3,431,050

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $494,364,733)		642,688,914
Other Assets less Liabilities - (0.4)%		(2,351,395)

NET ASSETS - 100.0%		$640,337,519

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)

At December 31, 2017, the total market value of the Fund’s securities on loan was $3,826,168 and the total market value of the collateral held by the Fund was $3,965,795. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $534,745.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.5%
AAR Corp.	182	$7,151
Boeing Co. (The)	1,324	390,461
BWX Technologies, Inc.	101	6,109
Curtiss-Wright Corp.	125	15,231
Esterline Technologies Corp.*	113	8,441
General Dynamics Corp.	865	175,984
Harris Corp.	234	33,146
HEICO Corp.	154	14,530
Hexcel Corp.	275	17,009
Huntington Ingalls Industries, Inc.	136	32,055
KLX, Inc.*	122	8,326
L3 Technologies, Inc.	188	37,196
Lockheed Martin Corp.	634	203,546
Mercury Systems, Inc.*	103	5,289
Moog, Inc. Class A*	128	11,117
Northrop Grumman Corp.	415	127,368
Orbital ATK, Inc.	112	14,728
Raytheon Co.	632	118,721
Rockwell Collins, Inc.	285	38,652
Spirit AeroSystems Holdings, Inc. Class A	215	18,759
Teledyne Technologies, Inc.*	56	10,144
Textron, Inc.	701	39,670
TransDigm Group, Inc.	101	27,737
Triumph Group, Inc.	417	11,342
United Technologies Corp.	2,426	309,485

Total Aerospace & Defense		1,682,197

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	300	26,727
Expeditors International of Washington, Inc.	364	23,547
FedEx Corp.	702	175,177
Forward Air Corp.	146	8,386
United Parcel Service, Inc. Class B	1,718	204,700
XPO Logistics, Inc.*	130	11,907

Total Air Freight & Logistics		450,444

Airlines - 1.0%
Alaska Air Group, Inc.	627	46,091
Allegiant Travel Co.	62	9,594
American Airlines Group, Inc.	2,163	112,541
Delta Air Lines, Inc.	3,849	215,544
Hawaiian Holdings, Inc.	256	10,202
JetBlue Airways Corp.*	1,684	37,620
Southwest Airlines Co.	1,896	124,093
Spirit Airlines, Inc.*	316	14,173
United Continental Holdings, Inc.*	1,729	116,535

Total Airlines		686,393

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.*	925	15,753
BorgWarner, Inc.	332	16,962
Cooper Tire & Rubber Co.	356	12,585
Cooper-Standard Holdings, Inc.*	81	9,922
Dana, Inc.	1,252	40,077
Dorman Products, Inc.*	118	7,215
Fox Factory Holding Corp.*	145	5,633
Gentex Corp.	1,000	20,950
Gentherm, Inc.*	182	5,778
Goodyear Tire & Rubber Co. (The)	1,761	56,898
LCI Industries	45	5,850
Lear Corp.	355	62,714
Modine Manufacturing Co.*	292	5,898
Standard Motor Products, Inc.	157	7,051
Stoneridge, Inc.*	364	8,321
Tenneco, Inc.	287	16,801
Tower International, Inc.	232	7,088
Visteon Corp.*	95	11,888

Total Auto Components		317,384

Automobiles - 1.0%
Ford Motor Co.	20,180	252,048
General Motors Co.	9,489	388,954
Harley-Davidson, Inc.(a)	626	31,851
Thor Industries, Inc.	165	24,869

Total Automobiles		697,722

Banks - 10.1%
1st Source Corp.	211	10,434
Ameris Bancorp	186	8,965
Associated Banc-Corp.	561	14,249
Banc of California, Inc.(a)	360	7,434
BancFirst Corp.	138	7,059
BancorpSouth Bank	353	11,102
Bank of America Corp.	37,845	1,117,184
Bank of Hawaii Corp.	130	11,141
Bank of the Ozarks, Inc.	440	21,318
BankUnited, Inc.	344	14,008
Banner Corp.	153	8,433
BB&T Corp.	2,506	124,598
Berkshire Hills Bancorp, Inc.	156	5,710
BOK Financial Corp.	138	12,740
Boston Private Financial Holdings, Inc.	595	9,193
Brookline Bancorp, Inc.	612	9,608
Camden National Corp.	252	10,617
Cathay General Bancorp	313	13,199
CenterState Bank Corp.	406	10,446
Central Pacific Financial Corp.	351	10,470
Chemical Financial Corp.	206	11,015
CIT Group, Inc.	285	14,031
Citigroup, Inc.	10,671	794,029
Citizens Financial Group, Inc.	1,702	71,450
City Holding Co.	167	11,267
CoBiz Financial, Inc.	529	10,575
Codorus Valley Bancorp, Inc.	124	3,414
Comerica, Inc.	404	35,071
Commerce Bancshares, Inc.	84	4,691
Cullen/Frost Bankers, Inc.	204	19,309
CVB Financial Corp.	402	9,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

East West Bancorp, Inc.	491	$29,868
Enterprise Financial Services Corp.	276	12,461
FB Financial Corp.*	183	7,684
FCB Financial Holdings, Inc. Class A*	206	10,465
Fifth Third Bancorp	3,687	111,864
First Bancorp	259	9,145
First Busey Corp.	294	8,802
First Citizens BancShares, Inc. Class A	31	12,493
First Financial Bankshares, Inc.(a)	195	8,785
First Foundation, Inc.*	533	9,882
First Hawaiian, Inc.	403	11,760
First Horizon National Corp.	612	12,234
First Merchants Corp.	228	9,590
First Republic Bank	415	35,956
Flushing Financial Corp.	295	8,113
FNB Corp.	834	11,526
Fulton Financial Corp.	259	4,636
German American Bancorp, Inc.	230	8,126
Glacier Bancorp, Inc.	267	10,517
Great Southern Bancorp, Inc.	200	10,330
Great Western Bancorp, Inc.	266	10,587
Guaranty Bancorp	446	12,332
Hancock Holding Co.	251	12,424
Hanmi Financial Corp.	343	10,410
Heartland Financial USA, Inc.	204	10,945
Heritage Financial Corp.	353	10,872
Hilltop Holdings, Inc.	456	11,550
Home BancShares, Inc.	441	10,253
Hope Bancorp, Inc.	447	8,158
Horizon Bancorp	339	9,424
Huntington Bancshares, Inc.	3,034	44,175
Iberiabank Corp.	134	10,385
Independent Bank Corp.	688	20,316
International Bancshares Corp.	144	5,717
Investors Bancorp, Inc.	826	11,465
JPMorgan Chase & Co.	12,984	1,388,509
KeyCorp	3,049	61,498
Lakeland Bancorp, Inc.	448	8,624
Lakeland Financial Corp.	248	12,026
M&T Bank Corp.	395	67,541
MainSource Financial Group, Inc.	246	8,932
MB Financial, Inc.	262	11,664
National Bank Holdings Corp. Class A	321	10,410
National Commerce Corp.*	271	10,908
Old National Bancorp	535	9,336
Pacific Premier Bancorp, Inc.*	176	7,040
PacWest Bancorp	398	20,059
Park National Corp.	42	4,368
Peapack Gladstone Financial Corp.	289	10,121
People’s United Financial, Inc.	800	14,960
Pinnacle Financial Partners, Inc.	157	10,409
PNC Financial Services Group, Inc. (The)	1,515	218,599
Popular, Inc.	297	10,541
Preferred Bank	164	9,640
Prosperity Bancshares, Inc.	226	15,836
Regions Financial Corp.	3,289	56,834
Renasant Corp.	193	7,892
Republic Bancorp, Inc. Class A	168	6,387
S&T Bancorp, Inc.	249	9,913
Sandy Spring Bancorp, Inc.	310	12,096
Seacoast Banking Corp. of Florida*	386	9,731
ServisFirst Bancshares, Inc.	235	9,752
Signature Bank*	155	21,275
South State Corp.	107	9,325
Southside Bancshares, Inc.	306	10,306
Stock Yards Bancorp, Inc.	237	8,935
SunTrust Banks, Inc.	1,503	97,079
SVB Financial Group*	90	21,039
TCF Financial Corp.	606	12,423
Texas Capital Bancshares, Inc.*	142	12,624
Tompkins Financial Corp.	83	6,752
Towne Bank	303	9,317
TriCo Bancshares	238	9,011
Triumph Bancorp, Inc.*	233	7,340
U.S. Bancorp	5,794	310,443
UMB Financial Corp.	116	8,343
Umpqua Holdings Corp.	669	13,915
United Bankshares, Inc.	242	8,409
United Community Banks, Inc.	344	9,680
Valley National Bancorp	950	10,659
Wells Fargo & Co.	18,672	1,132,830
WesBanco, Inc.	218	8,862
West Bancorporation, Inc.	603	15,165
Wintrust Financial Corp.	61	5,025
Xenith Bankshares, Inc.*	239	8,085
Zions Bancorp	440	22,365

Total Banks		6,768,314

Beverages - 1.6%
Boston Beer Co., Inc. (The) Class A*	33	6,306
Brown-Forman Corp. Class B	572	39,279
Coca-Cola Co. (The)	5,749	263,764
Constellation Brands, Inc. Class A	476	108,799
Dr. Pepper Snapple Group, Inc.	432	41,930
MGP Ingredients, Inc.	61	4,690
Molson Coors Brewing Co. Class B	1,805	148,137
Monster Beverage Corp.*	713	45,126
National Beverage Corp.	55	5,359
PepsiCo, Inc.	3,423	410,486

Total Beverages		1,073,876

Biotechnology - 3.2%
AbbVie, Inc.	3,951	382,101
Alexion Pharmaceuticals, Inc.*	256	30,615
Amgen, Inc.	2,655	461,705
Biogen, Inc.*	673	214,398
Bioverativ, Inc.*	510	27,499
Celgene Corp.*	1,986	207,259
Concert Pharmaceuticals, Inc.*	305	7,890
Eagle Pharmaceuticals, Inc.*(a)	120	6,410
Emergent BioSolutions, Inc.*	144	6,692
Exelixis, Inc.*	353	10,731
Gilead Sciences, Inc.	8,928	639,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Myriad Genetics, Inc.*	218	$7,487
PDL BioPharma, Inc.*	2,392	6,554
Regeneron Pharmaceuticals, Inc.*	192	72,184
United Therapeutics Corp.*	308	45,569
Vertex Pharmaceuticals, Inc.*	87	13,038

Total Biotechnology		2,139,734

Building Products - 0.3%
A.O. Smith Corp.	224	13,727
AAON, Inc.	201	7,377
Apogee Enterprises, Inc.	138	6,311
Armstrong World Industries, Inc.*	168	10,172
Builders FirstSource, Inc.*	346	7,539
Continental Building Products, Inc.*	230	6,474
Fortune Brands Home & Security, Inc.	402	27,513
JELD-WEN Holding, Inc.*	560	22,047
Lennox International, Inc.	60	12,495
Masco Corp.	618	27,155
Owens Corning	188	17,285
Patrick Industries, Inc.*	66	4,584
Simpson Manufacturing Co., Inc.	146	8,382
Trex Co., Inc.*	61	6,612
Universal Forest Products, Inc.	241	9,066
USG Corp.*	312	12,031

Total Building Products		198,770

Capital Markets - 3.9%
Affiliated Managers Group, Inc.	153	31,403
Ameriprise Financial, Inc.	576	97,615
Artisan Partners Asset Management, Inc. Class A	143	5,649
Bank of New York Mellon Corp. (The)	3,749	201,921
BGC Partners, Inc. Class A	604	9,126
BlackRock, Inc.	381	195,724
CBOE Global Markets, Inc.	96	11,961
Charles Schwab Corp. (The)	2,377	122,107
CME Group, Inc.	581	84,855
Cohen & Steers, Inc.	198	9,363
E*TRADE Financial Corp.*	637	31,576
Eaton Vance Corp.	255	14,379
Evercore, Inc. Class A	144	12,960
FactSet Research Systems, Inc.	73	14,071
Federated Investors, Inc. Class B	407	14,685
Franklin Resources, Inc.	2,153	93,290
GAMCO Investors, Inc. Class A	440	13,046
Goldman Sachs Group, Inc. (The)	1,806	460,097
Greenhill & Co., Inc.(a)	216	4,212
Houlihan Lokey, Inc.	321	14,583
Intercontinental Exchange, Inc.	1,349	95,185
Legg Mason, Inc.	407	17,086
LPL Financial Holdings, Inc.	249	14,228
Moelis & Co. Class A	164	7,954
Moody’s Corp.	456	67,310
Morgan Stanley	7,186	377,049
Morningstar, Inc.	130	12,606
MSCI, Inc.	106	13,413
Nasdaq, Inc.	483	37,109
Northern Trust Corp.	610	60,933
Piper Jaffray Cos.	85	7,331
Raymond James Financial, Inc.	470	41,971
S&P Global, Inc.	595	100,793
SEI Investments Co.	328	23,570
State Street Corp.	1,279	124,843
Stifel Financial Corp.	234	13,937
T. Rowe Price Group, Inc.	762	79,957
TD Ameritrade Holding Corp.	922	47,142
Waddell & Reed Financial, Inc. Class A	406	9,070

Total Capital Markets		2,594,110

Chemicals - 1.7%
AdvanSix, Inc.*	134	5,637
Air Products & Chemicals, Inc.	456	74,821
Albemarle Corp.	127	16,242
Balchem Corp.	51	4,111
Cabot Corp.	273	16,814
Celanese Corp. Series A	446	47,758
Chemours Co. (The)	374	18,722
DowDuPont, Inc.	2,381	169,575
Eastman Chemical Co.	614	56,881
Ecolab, Inc.	561	75,275
FMC Corp.	146	13,820
H.B. Fuller Co.	156	8,404
Huntsman Corp.	825	27,464
Ingevity Corp.*	69	4,862
International Flavors & Fragrances, Inc.	143	21,823
Kronos Worldwide, Inc.	805	20,745
Minerals Technologies, Inc.	153	10,534
Monsanto Co.	1,111	129,743
Mosaic Co. (The)	876	22,478
NewMarket Corp.	42	16,690
Olin Corp.	172	6,120
PolyOne Corp.	268	11,658
PPG Industries, Inc.	649	75,816
Praxair, Inc.	619	95,747
Quaker Chemical Corp.	15	2,262
RPM International, Inc.	301	15,778
Scotts Miracle-Gro Co. (The)	128	13,695
Sensient Technologies Corp.	65	4,755
Sherwin-Williams Co. (The)	153	62,736
Stepan Co.	109	8,608
Valvoline, Inc.	748	18,745
W.R. Grace & Co.	125	8,766
Westlake Chemical Corp.	353	37,605

Total Chemicals		1,124,690

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	173	6,526
Brady Corp. Class A	236	8,944
Cintas Corp.	134	20,881
Clean Harbors, Inc.*	30	1,626
Copart, Inc.*	430	18,572
Deluxe Corp.	161	12,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Ennis, Inc.	339	$7,034
Healthcare Services Group, Inc.	143	7,539
Herman Miller, Inc.	252	10,093
KAR Auction Services, Inc.	294	14,850
Knoll, Inc.	309	7,119
Matthews International Corp. Class A	104	5,491
McGrath RentCorp	152	7,141
MSA Safety, Inc.	91	7,054
Multi-Color Corp.	65	4,865
Pitney Bowes, Inc.	1,091	12,197
Quad/Graphics, Inc.	315	7,119
Republic Services, Inc.	606	40,972
Rollins, Inc.	135	6,282
SP Plus Corp.*	184	6,826
Steelcase, Inc. Class A	704	10,701
Stericycle, Inc.*	211	14,346
Tetra Tech, Inc.	113	5,441
Viad Corp.	132	7,313
Waste Management, Inc.	942	81,295

Total Commercial Services & Supplies		332,598

Communications Equipment - 1.2%
Acacia Communications, Inc.*(a)	195	7,065
ADTRAN, Inc.	274	5,302
Applied Optoelectronics, Inc.*(a)	155	5,862
Arista Networks, Inc.*	102	24,029
Ciena Corp.*	443	9,272
Cisco Systems, Inc.	14,725	563,968
CommScope Holding Co., Inc.*	265	10,025
EchoStar Corp. Class A*	143	8,566
F5 Networks, Inc.*	188	24,669
Finisar Corp.*	809	16,463
InterDigital, Inc.	217	16,525
Juniper Networks, Inc.	1,317	37,535
Motorola Solutions, Inc.	372	33,607
NETGEAR, Inc.*	119	6,991
Oclaro, Inc.*	1,457	9,820
Plantronics, Inc.	143	7,204
Ubiquiti Networks, Inc.*(a)	223	15,837
Viavi Solutions, Inc.*	765	6,686

Total Communications Equipment		809,426

Construction & Engineering - 0.2%
AECOM*	524	19,467
Argan, Inc.	164	7,380
Dycom Industries, Inc.*	91	10,140
EMCOR Group, Inc.	110	8,992
Fluor Corp.	253	13,067
Granite Construction, Inc.	88	5,582
IES Holdings, Inc.*	591	10,195
Jacobs Engineering Group, Inc.	237	15,632
MasTec, Inc.*	317	15,517
Primoris Services Corp.	245	6,662
Quanta Services, Inc.*	409	15,996
Valmont Industries, Inc.	76	12,605

Total Construction & Engineering		141,235

Construction Materials - 0.1%
Eagle Materials, Inc.	118	13,369
Martin Marietta Materials, Inc.	118	26,083
Summit Materials, Inc. Class A*	196	6,162
Vulcan Materials Co.	178	22,850

Total Construction Materials		68,464

Consumer Finance - 1.4%
Ally Financial, Inc.	1,997	58,233
American Express Co.	2,704	268,534
Capital One Financial Corp.	2,055	204,637
Credit Acceptance Corp.*	61	19,732
Discover Financial Services	1,720	132,302
Encore Capital Group, Inc.*	197	8,294
Navient Corp.	2,406	32,048
Nelnet, Inc. Class A	259	14,188
OneMain Holdings, Inc.*	400	10,396
Santander Consumer USA Holdings, Inc.	2,144	39,921
SLM Corp.*	1,523	17,210
Synchrony Financial	3,208	123,861
World Acceptance Corp.*	82	6,619

Total Consumer Finance		935,975

Containers & Packaging - 0.5%
AptarGroup, Inc.	141	12,165
Avery Dennison Corp.	154	17,688
Ball Corp.	374	14,156
Bemis Co., Inc.	273	13,047
Berry Global Group, Inc.*	341	20,006
Crown Holdings, Inc.*	489	27,506
Graphic Packaging Holding Co.	697	10,769
Greif, Inc. Class A	121	7,330
International Paper Co.	1,090	63,155
Owens-Illinois, Inc.*	641	14,211
Packaging Corp. of America	224	27,003
Sealed Air Corp.	245	12,079
Silgan Holdings, Inc.	343	10,081
Sonoco Products Co.	294	15,623
WestRock Co.	631	39,886

Total Containers & Packaging		304,705

Distributors - 0.1%
Core-Mark Holding Co., Inc.	102	3,221
Genuine Parts Co.	393	37,339
LKQ Corp.*	753	30,624
Pool Corp.	52	6,742

Total Distributors		77,926

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.	180	7,569
Bright Horizons Family Solutions, Inc.*	113	10,622
Capella Education Co.	55	4,257
Graham Holdings Co. Class B	14	7,817
Grand Canyon Education, Inc.*	101	9,042
H&R Block, Inc.	878	23,021
Service Corp. International	603	22,504
ServiceMaster Global Holdings, Inc.*	296	15,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Sotheby’s*	153	$7,895
Weight Watchers International, Inc.*	140	6,199

Total Diversified Consumer Services		114,102

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B*	5,383	1,067,018
Leucadia National Corp.	1,261	33,404

Total Diversified Financial Services		1,100,422

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	19,880	772,934
CenturyLink, Inc.	1,244	20,750
Cincinnati Bell, Inc.*	212	4,420
Iridium Communications, Inc.*	548	6,466
Verizon Communications, Inc.	17,707	937,232
Zayo Group Holdings, Inc.*	156	5,741

Total Diversified Telecommunication Services		1,747,543

Electric Utilities - 1.8%
ALLETE, Inc.	126	9,369
Alliant Energy Corp.	450	19,175
American Electric Power Co., Inc.	1,448	106,529
Avangrid, Inc.	833	42,133
Duke Energy Corp.	1,754	147,529
Edison International	1,180	74,623
Eversource Energy	905	57,178
Exelon Corp.	2,981	117,481
Hawaiian Electric Industries, Inc.	403	14,569
IDACORP, Inc.	188	17,176
NextEra Energy, Inc.	1,533	239,439
OGE Energy Corp.	700	23,037
Otter Tail Corp.	216	9,601
PG&E Corp.	2,611	117,051
Pinnacle West Capital Corp.	366	31,176
Portland General Electric Co.	271	12,352
PPL Corp.	2,711	83,906
Southern Co. (The)	603	28,998
Westar Energy, Inc.	290	15,312
Xcel Energy, Inc.	1,231	59,224

Total Electric Utilities		1,225,858

Electrical Equipment - 0.4%
Acuity Brands, Inc.	109	19,184
AMETEK, Inc.	474	34,351
Atkore International Group, Inc.*	299	6,413
Emerson Electric Co.	1,443	100,563
EnerSys	194	13,508
Generac Holdings, Inc.*	166	8,220
Hubbell, Inc.	129	17,459
Powell Industries, Inc.	209	5,988
Regal Beloit Corp.	168	12,869
Rockwell Automation, Inc.	231	45,357
Sunrun, Inc.*	1,202	7,092

Total Electrical Equipment		271,004

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	657	57,685
Anixter International, Inc.*	136	10,336
Arrow Electronics, Inc.*	350	28,143
Avnet, Inc.	421	16,680
AVX Corp.	648	11,210
Benchmark Electronics, Inc.*	215	6,256
CDW Corp.	351	24,391
Cognex Corp.	192	11,743
Coherent, Inc.*	36	10,160
Corning, Inc.	4,142	132,503
Dolby Laboratories, Inc. Class A	236	14,632
ePlus, Inc.*	67	5,038
FLIR Systems, Inc.	259	12,075
II-VI, Inc.*	109	5,118
Insight Enterprises, Inc.*	181	6,930
IPG Photonics Corp.*	98	20,985
Jabil, Inc.	272	7,140
KEMET Corp.*	1,263	19,021
Keysight Technologies, Inc.*	361	15,018
Methode Electronics, Inc.	183	7,338
National Instruments Corp.	142	5,911
OSI Systems, Inc.*	62	3,992
PC Connection, Inc.	225	5,897
Plexus Corp.*	113	6,861
Sanmina Corp.*	269	8,877
ScanSource, Inc.*	201	7,196
SYNNEX Corp.	107	14,547
Tech Data Corp.*	87	8,523
Trimble, Inc.*	327	13,289
Universal Display Corp.	27	4,662
Vishay Intertechnology, Inc.	372	7,719

Total Electronic Equipment, Instruments & Components		509,876

Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc.*(a)	546	10,150
Halliburton Co.	402	19,646
RPC, Inc.(a)	292	7,455

Total Energy Equipment & Services		37,251

Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust	217	5,937
Alexander & Baldwin, Inc.	225	6,242
Alexandria Real Estate Equities, Inc.	53	6,921
American Tower Corp.	485	69,195
Apartment Investment & Management Co. Class A	287	12,545
Apple Hospitality REIT, Inc.	687	13,472
AvalonBay Communities, Inc.	274	48,884
Boston Properties, Inc.	227	29,517
Brixmor Property Group, Inc.	1,002	18,697
CBL & Associates Properties, Inc.(a)	1,288	7,290
Columbia Property Trust, Inc.	737	16,914
CoreCivic, Inc.	527	11,858
CoreSite Realty Corp.	60	6,834
Cousins Properties, Inc.	1,689	15,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Crown Castle International Corp.	264	$29,307
CubeSmart	330	9,544
DCT Industrial Trust, Inc.	176	10,345
DiamondRock Hospitality Co.	729	8,230
Digital Realty Trust, Inc.	110	12,529
Douglas Emmett, Inc.	187	7,678
Duke Realty Corp.	630	17,142
EastGroup Properties, Inc.	109	9,633
EPR Properties	217	14,205
Equinix, Inc.	38	17,222
Equity LifeStyle Properties, Inc.	130	11,573
Equity Residential	664	42,343
Essex Property Trust, Inc.	120	28,964
Extra Space Storage, Inc.	223	19,501
Federal Realty Investment Trust	161	21,382
First Industrial Realty Trust, Inc.	337	10,605
Forest City Realty Trust, Inc. Class A	323	7,784
Gaming and Leisure Properties, Inc.	617	22,829
GEO Group, Inc. (The)	401	9,464
GGP, Inc.	1,772	41,447
Global Net Lease, Inc.	466	9,590
Gramercy Property Trust	233	6,212
HCP, Inc.	1,146	29,888
Healthcare Realty Trust, Inc.	302	9,700
Hospitality Properties Trust	434	12,955
Host Hotels & Resorts, Inc.	1,720	34,142
Iron Mountain, Inc.	327	12,338
Kilroy Realty Corp.	134	10,003
Kimco Realty Corp.	1,099	19,947
Lamar Advertising Co. Class A	235	17,446
LaSalle Hotel Properties	382	10,723
Lexington Realty Trust	713	6,880
Liberty Property Trust	477	20,516
Life Storage, Inc.	78	6,947
Macerich Co. (The)	123	8,079
Medical Properties Trust, Inc.	1,109	15,282
Mid-America Apartment Communities, Inc.	98	9,855
National Health Investors, Inc.	144	10,855
National Retail Properties, Inc.	292	12,594
Omega Healthcare Investors, Inc.(a)	450	12,393
Outfront Media, Inc.	324	7,517
Paramount Group, Inc.	605	9,589
Park Hotels & Resorts, Inc.	4,996	143,635
Pebblebrook Hotel Trust	233	8,661
Piedmont Office Realty Trust, Inc. Class A	721	14,139
Prologis, Inc.	1,585	102,248
Public Storage	322	67,298
Ramco-Gershenson Properties Trust	494	7,277
Rayonier, Inc.	377	11,925
Realty Income Corp.	347	19,786
Regency Centers Corp.	144	9,962
Retail Properties of America, Inc. Class A	829	11,142
Rexford Industrial Realty, Inc.	243	7,086
RLJ Lodging Trust	521	11,446
Ryman Hospitality Properties, Inc.	143	9,870
Sabra Health Care REIT, Inc.	352	6,607
Simon Property Group, Inc.	617	105,964
SL Green Realty Corp.	60	6,056
Spirit Realty Capital, Inc.	400	3,432
STORE Capital Corp.	385	10,025
Summit Hotel Properties, Inc.	478	7,280
Sunstone Hotel Investors, Inc.	686	11,340
Tanger Factory Outlet Centers, Inc.(a)	408	10,816
Taubman Centers, Inc.	116	7,590
Terreno Realty Corp.	259	9,081
Tier REIT, Inc.	595	12,132
UDR, Inc.	486	18,721
Urban Edge Properties	323	8,233
Urstadt Biddle Properties, Inc. Class A	502	10,913
Ventas, Inc.	1,041	62,470
Vornado Realty Trust	589	46,048
W.P. Carey, Inc.	207	14,262
Washington Prime Group, Inc.	1,472	10,481
Weingarten Realty Investors	432	14,200
Welltower, Inc.	779	49,677
Weyerhaeuser Co.	576	20,310
Xenia Hotels & Resorts, Inc.	512	11,054

Total Equity Real Estate Investment Trusts (REITs)		1,796,274

Food & Staples Retailing - 2.4%
Casey’s General Stores, Inc.	77	8,619
Costco Wholesale Corp.	810	150,757
CVS Health Corp.	3,944	285,940
Kroger Co. (The)	3,289	90,283
Performance Food Group Co.*	235	7,779
PriceSmart, Inc.	85	7,319
Rite Aid Corp.*(a)	4,307	8,485
SpartanNash Co.	193	5,149
Sprouts Farmers Market, Inc.*	384	9,350
Sysco Corp.	1,091	66,256
U.S. Foods Holding Corp.*	510	16,284
United Natural Foods, Inc.*	173	8,524
Wal-Mart Stores, Inc.	6,737	665,279
Walgreens Boots Alliance, Inc.	3,247	235,797
Weis Markets, Inc.	156	6,457

Total Food & Staples Retailing		1,572,278

Food Products - 1.6%
Archer-Daniels-Midland Co.	1,698	68,056
B&G Foods, Inc.(a)	199	6,995
Blue Buffalo Pet Products, Inc.*	355	11,640
Campbell Soup Co.	1,217	58,550
Conagra Brands, Inc.	1,093	41,173
Flowers Foods, Inc.	385	7,434
General Mills, Inc.	1,689	100,141
Hain Celestial Group, Inc. (The)*	148	6,274
Hershey Co. (The)	357	40,523
Hormel Foods Corp.	1,326	48,253
Ingredion, Inc.	183	25,583
J&J Snack Foods Corp.	45	6,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

J.M. Smucker Co. (The)	312	$38,763
Kellogg Co.	675	45,887

Kraft Heinz Co. (The)	2,902	225,660
Lamb Weston Holdings, Inc.	356	20,096
McCormick & Co., Inc. Non-Voting Shares	243	24,764
Mondelez International, Inc. Class A	2,718	116,330
Pilgrim’s Pride Corp.*	977	30,346
Pinnacle Foods, Inc.	153	9,099
Sanderson Farms, Inc.	102	14,156
Seaboard Corp.	4	17,640
Seneca Foods Corp. Class A*	139	4,274
Snyder’s-Lance, Inc.	113	5,659
Tootsie Roll Industries, Inc.	206	7,498
Tyson Foods, Inc. Class A	1,198	97,122

Total Food Products		1,078,748

Gas Utilities - 0.2%
Atmos Energy Corp.	278	23,877
Chesapeake Utilities Corp.	126	9,897
National Fuel Gas Co.	305	16,748
New Jersey Resources Corp.	269	10,814
Northwest Natural Gas Co.	174	10,379
Southwest Gas Holdings, Inc.	146	11,750
Spire, Inc.	173	13,001
UGI Corp.	548	25,729
WGL Holdings, Inc.	37	3,176

Total Gas Utilities		125,371

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	2,111	120,475
ABIOMED, Inc.*	39	7,309
Align Technology, Inc.*	60	13,331
Baxter International, Inc.	905	58,499
Becton, Dickinson and Co.	254	54,342
Boston Scientific Corp.*	2,444	60,587
Cantel Medical Corp.	61	6,275
Cooper Cos., Inc. (The)	95	20,699
Danaher Corp.	1,476	137,002
Edwards Lifesciences Corp.*	375	42,266
Globus Medical, Inc. Class A*	182	7,480
Haemonetics Corp.*	81	4,705
Halyard Health, Inc.*	116	5,357
Hologic, Inc.*	1,036	44,289
IDEXX Laboratories, Inc.*	84	13,136
Inogen, Inc.*	38	4,525
Integra LifeSciences Holdings Corp.*	107	5,121
Intuitive Surgical, Inc.*	136	49,632
Masimo Corp.*	74	6,275
Neogen Corp.*	58	4,768
NuVasive, Inc.*	95	5,557
ResMed, Inc.	217	18,378
Stryker Corp.	691	106,994
Teleflex, Inc.	50	12,441
Varian Medical Systems, Inc.*	123	13,671
West Pharmaceutical Services, Inc.	83	8,190
Zimmer Biomet Holdings, Inc.	360	43,441

Total Health Care Equipment & Supplies		874,745

Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc.*	325	10,605
Aetna, Inc.	523	94,344
Amedisys, Inc.*	105	5,535
AmerisourceBergen Corp.	630	57,847
AMN Healthcare Services, Inc.*	169	8,323
Anthem, Inc.	759	170,783
Cardinal Health, Inc.	1,086	66,539
Centene Corp.*	489	49,330
Cigna Corp.	620	125,916
DaVita, Inc.*	568	41,038
Encompass Health Corp.	321	15,861
Ensign Group, Inc. (The)	275	6,105
Express Scripts Holding Co.*	3,014	224,965
HCA Healthcare, Inc.*	1,661	145,902
Henry Schein, Inc.*	482	33,682
Humana, Inc.	417	103,445
Laboratory Corp. of America Holdings*	266	42,430
LifePoint Health, Inc.*	254	12,649
McKesson Corp.	1,817	283,361
MEDNAX, Inc.*	300	16,032
National HealthCare Corp.	123	7,496
Owens & Minor, Inc.	455	8,590
Patterson Cos., Inc.	347	12,537
Premier, Inc. Class A*	748	21,834
Quest Diagnostics, Inc.	398	39,199
Select Medical Holdings Corp.*	376	6,636
Tivity Health, Inc.*	147	5,373
UnitedHealth Group, Inc.	2,160	476,194
Universal Health Services, Inc. Class B	364	41,259
WellCare Health Plans, Inc.*	112	22,524

Total Health Care Providers & Services		2,156,334

Health Care Technology - 0.1%
Cerner Corp.*	578	38,951
Cotiviti Holdings, Inc.*	209	6,732
HealthStream, Inc.*	174	4,030
Veeva Systems, Inc. Class A*	99	5,473

Total Health Care Technology		55,186

Hotels, Restaurants & Leisure - 1.8%
Aramark	519	22,182
BJ’s Restaurants, Inc.	159	5,788
Bloomin’ Brands, Inc.	357	7,618
Boyd Gaming Corp.	246	8,622
Brinker International, Inc.	238	9,244
Buffalo Wild Wings, Inc.*	26	4,065
Cheesecake Factory, Inc. (The)	185	8,913
Chipotle Mexican Grill, Inc.*	28	8,093
Choice Hotels International, Inc.	107	8,303
Cracker Barrel Old Country Store, Inc.(a)	74	11,758
Darden Restaurants, Inc.	328	31,495
Dave & Buster’s Entertainment, Inc.*	148	8,165
Domino’s Pizza, Inc.	69	13,038
Dunkin’ Brands Group, Inc.	209	13,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Extended Stay America, Inc.	607	$11,533
Fogo De Chao, Inc.*	780	9,048
Hilton Grand Vacations, Inc.*	184	7,719
Hyatt Hotels Corp. Class A*	206	15,149
ILG, Inc.	225	6,408
International Speedway Corp. Class A	203	8,090
Jack in the Box, Inc.	58	5,690
Las Vegas Sands Corp.	1,714	119,106
Marriott International, Inc. Class A	596	80,895
Marriott Vacations Worldwide Corp.	88	11,899
McDonald’s Corp.	1,845	317,561
MGM Resorts International	989	33,023
Papa John’s International, Inc.	123	6,902
Penn National Gaming, Inc.*	1,707	53,480
Pinnacle Entertainment, Inc.*	189	6,186
Planet Fitness, Inc. Class A*	143	4,952
Six Flags Entertainment Corp.	99	6,590
Sonic Corp.(a)	235	6,458
Starbucks Corp.	2,888	165,858
Texas Roadhouse, Inc.	182	9,588
Vail Resorts, Inc.	59	12,536
Wyndham Worldwide Corp.	300	34,761
Wynn Resorts Ltd.	139	23,434
Yum! Brands, Inc.	815	66,512

Total Hotels, Restaurants & Leisure		1,184,136

Household Durables - 0.8%
CalAtlantic Group, Inc.	470	26,503
Century Communities, Inc.*	202	6,282
D.R. Horton, Inc.	1,126	57,505
Hooker Furniture Corp.	150	6,368
Installed Building Products, Inc.*	84	6,380
KB Home	300	9,585
La-Z-Boy, Inc.	197	6,146
Leggett & Platt, Inc.	425	20,285
Lennar Corp. Class A	703	44,458
LGI Homes, Inc.*	112	8,403
MDC Holdings, Inc.	362	11,541
Meritage Homes Corp.*	227	11,622
Mohawk Industries, Inc.*	200	55,180
Newell Brands, Inc.	2,340	72,306
NVR, Inc.*	8	28,066
PulteGroup, Inc.	1,130	37,572
Taylor Morrison Home Corp. Class A*	291	7,121
Tempur Sealy International, Inc.*(a)	186	11,660
Toll Brothers, Inc.	587	28,188
TRI Pointe Group, Inc.*	588	10,537
Tupperware Brands Corp.	170	10,659
Whirlpool Corp.	264	44,521

Total Household Durables		520,888

Household Products - 1.4%
Central Garden and Pet Co. Class A*	205	7,731
Church & Dwight Co., Inc.	534	26,791
Clorox Co. (The)	265	39,416
Colgate-Palmolive Co.	1,798	135,659
Energizer Holdings, Inc.	258	12,379
Kimberly-Clark Corp.	1,022	123,314
Procter & Gamble Co. (The)	6,243	573,607
Spectrum Brands Holdings, Inc.	153	17,197

Total Household Products		936,094

Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	168	10,745

Industrial Conglomerates - 1.7%
3M Co.	1,302	306,452
Carlisle Cos., Inc.	173	19,661
General Electric Co.	27,282	476,071
Honeywell International, Inc.	1,932	296,292
Raven Industries, Inc.	150	5,152
Roper Technologies, Inc.	145	37,555

Total Industrial Conglomerates		1,141,183

Insurance - 2.8%
Aflac, Inc.	1,745	153,176
Allstate Corp. (The)	1,555	162,824
American Equity Investment Life Holding Co.	556	17,086
American Financial Group, Inc.	412	44,718
American National Insurance Co.	87	11,158
Arthur J. Gallagher & Co.	443	28,033
Assurant, Inc.	150	15,126
Brown & Brown, Inc.	339	17,445
Cincinnati Financial Corp.	400	29,988
CNA Financial Corp.	1,041	55,225
CNO Financial Group, Inc.	1,228	30,319
Erie Indemnity Co. Class A	107	13,037
FBL Financial Group, Inc. Class A	105	7,313
First American Financial Corp.	212	11,880
FNF Group	886	34,767
Genworth Financial, Inc. Class A*	6,314	19,637
Hartford Financial Services Group, Inc. (The)	483	27,183
Kemper Corp.	128	8,819
Lincoln National Corp.	1,071	82,328
Loews Corp.	1,172	58,635
Marsh & McLennan Cos., Inc.	1,326	107,923
Mercury General Corp.	178	9,512
MetLife, Inc.	1,887	95,407
National General Holdings Corp.	405	7,954
National Western Life Group, Inc. Class A	21	6,951
Navigators Group, Inc. (The)	132	6,428
Old Republic International Corp.	1,209	25,848
Primerica, Inc.	109	11,069
Principal Financial Group, Inc.	1,430	100,901
ProAssurance Corp.	157	8,973
Progressive Corp. (The)	1,378	77,609
Prudential Financial, Inc.	2,110	242,608
Reinsurance Group of America, Inc.	299	46,623
RLI Corp.	125	7,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Selective Insurance Group, Inc.	135	$7,925
Torchmark Corp.	255	23,131
Travelers Cos., Inc. (The)	982	133,198
Universal Insurance Holdings, Inc.	326	8,916
Unum Group	1,013	55,604
W.R. Berkley Corp.	501	35,897

Total Insurance		1,848,757

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.*	95	111,100
Expedia, Inc.	210	25,152
HSN, Inc.	188	7,586
Liberty Interactive Corp., QVC Group Class A*	1,184	28,913
Liberty Ventures Series A*	808	43,826
Netflix, Inc.*	129	24,763
Nutrisystem, Inc.	108	5,681
Priceline Group, Inc. (The)*	119	206,791
TripAdvisor, Inc.*	134	4,617

Total Internet & Catalog Retail		458,429

Internet Software & Services - 3.9%
Akamai Technologies, Inc.*	298	19,382
Alphabet, Inc. Class A*	1,139	1,199,822
Cars.com, Inc.*(a)	318	9,171
CoStar Group, Inc.*	21	6,236
eBay, Inc.*	11,372	429,179
Facebook, Inc. Class A*	4,847	855,302
GrubHub, Inc.*	67	4,810
IAC/InterActiveCorp*	185	22,622
j2 Global, Inc.	125	9,379
Match Group, Inc.*(a)	894	27,991
SPS Commerce, Inc.*	74	3,596
Stamps.com, Inc.*	42	7,896
VeriSign, Inc.*	213	24,376

Total Internet Software & Services		2,619,762

IT Services - 3.2%
Alliance Data Systems Corp.	130	32,952
Automatic Data Processing, Inc.	882	103,362
Black Knight, Inc.*	116	5,121
Booz Allen Hamilton Holding Corp.	369	14,070
Broadridge Financial Solutions, Inc.	166	15,036
CACI International, Inc. Class A*	57	7,544
Cognizant Technology Solutions Corp. Class A	1,551	110,152
Convergys Corp.	406	9,541
CoreLogic, Inc.*	120	5,545
CSRA, Inc.	637	19,059
DST Systems, Inc.	413	25,635
DXC Technology Co.	161	15,279
EPAM Systems, Inc.*	59	6,338
Euronet Worldwide, Inc.*	141	11,882
ExlService Holdings, Inc.*	108	6,518
Fidelity National Information Services, Inc.	286	26,910
First Data Corp. Class A*	2,502	41,808
Fiserv, Inc.*	354	46,420
FleetCor Technologies, Inc.*	178	34,253
Global Payments, Inc.	101	10,124
International Business Machines Corp.	4,137	634,698
Jack Henry & Associates, Inc.	131	15,322
Leidos Holdings, Inc.	298	19,242
ManTech International Corp. Class A	148	7,428
MasterCard, Inc. Class A	1,753	265,334
MAXIMUS, Inc.	200	14,316
Paychex, Inc.	713	48,541
PayPal Holdings, Inc.*	1,224	90,111
Sabre Corp.	523	10,721
Science Applications International Corp.	103	7,887
Syntel, Inc.*	438	10,070
Teradata Corp.*	147	5,654
Total System Services, Inc.	292	23,094
Vantiv, Inc. Class A*	204	15,004
Visa, Inc. Class A	3,232	368,513
Western Union Co. (The)	2,474	47,031
WEX, Inc.*	42	5,932

Total IT Services		2,136,447

Leisure Products - 0.1%
Acushnet Holdings Corp.	326	6,872
American Outdoor Brands Corp.*	608	7,807
Brunswick Corp.	298	16,456
Callaway Golf Co.	932	12,983
Hasbro, Inc.	390	35,447
Polaris Industries, Inc.	80	9,919
Sturm Ruger & Co., Inc.	144	8,042

Total Leisure Products		97,526

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	613	41,053
Bruker Corp.	250	8,580
Cambrex Corp.*	145	6,960
Charles River Laboratories International, Inc.*	119	13,025
Illumina, Inc.*	213	46,538
Mettler-Toledo International, Inc.*	36	22,303
PerkinElmer, Inc.	187	13,673
PRA Health Sciences, Inc.*	102	9,289
Thermo Fisher Scientific, Inc.	727	138,043
Waters Corp.*	147	28,399

Total Life Sciences Tools & Services		327,863

Machinery - 1.9%
AGCO Corp.	124	8,857
Alamo Group, Inc.	57	6,434
Albany International Corp. Class A	95	5,838
Allison Transmission Holdings, Inc.	424	18,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Barnes Group, Inc.	182	$11,515
Caterpillar, Inc.	560	88,245
Colfax Corp.*	308	12,203
Crane Co.	123	10,974
Cummins, Inc.	531	93,796
Deere & Co.	783	122,547
Donaldson Co., Inc.	299	14,636
Dover Corp.	426	43,022
EnPro Industries, Inc.	350	32,728
Federal Signal Corp.	307	6,168
Flowserve Corp.	256	10,785
Fortive Corp.	776	56,144
Franklin Electric Co., Inc.	159	7,298
Global Brass & Copper Holdings, Inc.	234	7,745
Graco, Inc.	198	8,954
Greenbrier Cos., Inc. (The)	165	8,794
Hillenbrand, Inc.	234	10,460
Hyster-Yale Materials Handling, Inc.	76	6,472
IDEX Corp.	89	11,745
Illinois Tool Works, Inc.	716	119,465
ITT, Inc.	264	14,090
Kadant, Inc.	55	5,522
Kennametal, Inc.	194	9,392
Lincoln Electric Holdings, Inc.	190	17,400
Lindsay Corp.	80	7,056
Meritor, Inc.*	800	18,768
Middleby Corp. (The)*	147	19,838
Mueller Industries, Inc.	245	8,680
Nordson Corp.	106	15,518
Oshkosh Corp.	150	13,633
PACCAR, Inc.	1,088	77,335
Parker-Hannifin Corp.	289	57,679
Proto Labs, Inc.*	68	7,004
RBC Bearings, Inc.*	49	6,194
Rexnord Corp.*	267	6,947
Snap-on, Inc.	195	33,988
Standex International Corp.	68	6,926
Stanley Black & Decker, Inc.	429	72,797
Timken Co. (The)	174	8,552
Toro Co. (The)	132	8,610
Trinity Industries, Inc.	362	13,561
Wabash National Corp.	271	5,881
WABCO Holdings, Inc.*	106	15,211
Wabtec Corp.	203	16,530
Watts Water Technologies, Inc. Class A	127	9,646
Welbilt, Inc.*	314	7,382
Woodward, Inc.	189	14,466
Xylem, Inc.	214	14,595

Total Machinery		1,236,288

Marine - 0.0%
Kirby Corp.*	133	8,885
Matson, Inc.	255	7,609

Total Marine		16,494

Media - 3.5%
AMC Networks, Inc. Class A*	357	19,307
Cable One, Inc.	10	7,034
CBS Corp. Class B Non-Voting Shares	1,500	88,500
Charter Communications, Inc. Class A*	144	48,378
Cinemark Holdings, Inc.	381	13,266
Comcast Corp. Class A	15,052	602,833
Discovery Communications, Inc. Class A*	2,132	47,714
DISH Network Corp. Class A*	1,555	74,251
Entravision Communications Corp. Class A	1,512	10,811
Gray Television, Inc.*	611	10,234
Interpublic Group of Cos., Inc. (The)	1,653	33,324
John Wiley & Sons, Inc. Class A	109	7,167
Liberty Media Corp - Liberty Formula One Series C*	617	21,077
Liberty Media Corp - Liberty SiriusXM Class A*	755	29,943
Liberty Media Corp - Liberty SiriusXM Series C*	423	16,776
Meredith Corp.	181	11,955
MSG Networks, Inc. Class A*	580	11,745
New York Times Co. (The) Class A	405	7,492
Nexstar Media Group, Inc. Class A	78	6,100
Omnicom Group, Inc.	913	66,494
Regal Entertainment Group Class A	364	8,376
Scripps Networks Interactive, Inc. Class A	463	39,531
Sinclair Broadcast Group, Inc. Class A	413	15,632
Sirius XM Holdings, Inc.(a)	9,006	48,272
TEGNA, Inc.	1,171	16,488
Time Warner, Inc.	2,605	238,279
Twenty-First Century Fox, Inc. Class A	5,112	176,517
Viacom, Inc. Class B	3,601	110,947
Walt Disney Co. (The)	4,963	533,572
WideOpenWest, Inc.*	735	7,769
World Wrestling Entertainment, Inc. Class A	155	4,740

Total Media		2,334,524

Metals & Mining - 0.5%
Alcoa Corp.*	435	23,433
Carpenter Technology Corp.	124	6,323
Cleveland-Cliffs, Inc.*	1,600	11,536
Compass Minerals International, Inc.(a)	139	10,043
Freeport-McMoRan, Inc.*	3,983	75,518
Kaiser Aluminum Corp.	79	8,441
Materion Corp.	114	5,540
Nucor Corp.	1,039	66,060
Reliance Steel & Aluminum Co.	247	21,190
Royal Gold, Inc.	120	9,854
Steel Dynamics, Inc.	768	33,124
United States Steel Corp.	244	8,586
Warrior Met Coal, Inc.	963	24,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Worthington Industries, Inc.	271	$11,940

Total Metals & Mining		315,808

Multi-Utilities - 0.8%
Ameren Corp.	483	28,492
Black Hills Corp.	179	10,760
CenterPoint Energy, Inc.	1,279	36,272
CMS Energy Corp.	442	20,907
Consolidated Edison, Inc.	740	62,863
Dominion Energy, Inc.	1,493	121,023
DTE Energy Co.	509	55,715
MDU Resources Group, Inc.	574	15,429
NiSource, Inc.	749	19,227
NorthWestern Corp.	210	12,537
Public Service Enterprise Group, Inc.	498	25,647
SCANA Corp.	563	22,396
Sempra Energy	571	61,051
Vectren Corp.	247	16,060
WEC Energy Group, Inc.	850	56,465

Total Multi-Utilities		564,844

Multiline Retail - 0.6%
Big Lots, Inc.	167	9,377
Dillard’s, Inc. Class A(a)	130	7,806
Dollar General Corp.	753	70,037
Dollar Tree, Inc.*	526	56,445
Kohl’s Corp.	725	39,317
Macy’s, Inc.	1,527	38,465
Nordstrom, Inc.	648	30,702
Ollie’s Bargain Outlet Holdings, Inc.*	124	6,603
Target Corp.	2,445	159,536

Total Multiline Retail		418,288

Oil, Gas & Consumable Fuels - 3.1%
Andeavor	344	39,333
Apache Corp.	951	40,151
Carrizo Oil & Gas, Inc.*	331	7,044
Chevron Corp.	3,099	387,964
Cimarex Energy Co.	198	24,158
Concho Resources, Inc.*	235	35,302
ConocoPhillips	96	5,269
Delek U.S. Holdings, Inc.	120	4,193
Devon Energy Corp.	2,321	96,089
Diamondback Energy, Inc.*	214	27,017
Exxon Mobil Corp.	8,978	750,920
HollyFrontier Corp.	428	21,922
Kinder Morgan, Inc.	3,960	71,557
Laredo Petroleum, Inc.*	759	8,053
Marathon Petroleum Corp.	1,419	93,626
Matador Resources Co.*	462	14,382
Newfield Exploration Co.*	705	22,229
Occidental Petroleum Corp.	480	35,357
ONEOK, Inc.	445	23,785
Par Pacific Holdings, Inc.*	350	6,748
PBF Energy, Inc. Class A	407	14,428
Phillips 66	1,140	115,311
Pioneer Natural Resources Co.	53	9,161
RSP Permian, Inc.*	172	6,997
Southwestern Energy Co.*	3,389	18,911
SRC Energy, Inc.*	780	6,653
Stone Energy Corp.*	625	20,100
Valero Energy Corp.	1,309	120,310
W&T Offshore, Inc.*	1,938	6,415
Williams Cos., Inc. (The)	942	28,722

Total Oil, Gas & Consumable Fuels		2,062,107

Paper & Forest Products - 0.1%
Domtar Corp.	236	11,687
Louisiana-Pacific Corp.*	699	18,356
Neenah Paper, Inc.	92	8,340
Schweitzer-Mauduit International, Inc.	160	7,257

Total Paper & Forest Products		45,640

Personal Products - 0.2%
Edgewell Personal Care Co.*	209	12,413
Estee Lauder Cos., Inc. (The) Class A	617	78,507
Nu Skin Enterprises, Inc. Class A	118	8,051
USANA Health Sciences, Inc.*	69	5,109

Total Personal Products		104,080

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	3,579	219,321
Catalent, Inc.*	156	6,408
Eli Lilly & Co.	1,458	123,143
Innoviva, Inc.*	531	7,535
Johnson & Johnson	6,618	924,667
Merck & Co., Inc.	3,393	190,924
Pfizer, Inc.	15,749	570,429
Phibro Animal Health Corp. Class A	207	6,935
Prestige Brands Holdings, Inc.*	147	6,528
Supernus Pharmaceuticals, Inc.*	121	4,822
Zoetis, Inc.	756	54,462

Total Pharmaceuticals		2,115,174

Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	101	11,959
Equifax, Inc.	269	31,721
Exponent, Inc.	90	6,399
FTI Consulting, Inc.*	125	5,370
Kelly Services, Inc. Class A	278	7,581
Korn/Ferry International	204	8,442
ManpowerGroup, Inc.	192	24,213
On Assignment, Inc.*	94	6,041
Robert Half International, Inc.	360	19,994
TransUnion*	311	17,093
TriNet Group, Inc.*	212	9,400
TrueBlue, Inc.*	187	5,143
Verisk Analytics, Inc.*	293	28,128
WageWorks, Inc.*	75	4,650

Total Professional Services		186,134

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	998	43,223
Forestar Group, Inc.*	331	7,282
HFF, Inc. Class A	192	9,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Howard Hughes Corp. (The)*	41	$5,382
Jones Lang LaSalle, Inc.	138	20,552
Marcus & Millichap, Inc.*	251	8,185
Realogy Holdings Corp.	529	14,019

Total Real Estate Management & Development		107,982

Road & Rail - 0.9%
AMERCO	47	17,762
Avis Budget Group, Inc.*	182	7,986
CSX Corp.	1,759	96,763
Genesee & Wyoming, Inc. Class A*	76	5,983
Heartland Express, Inc.	305	7,119
JB Hunt Transport Services, Inc.	233	26,790
Kansas City Southern	287	30,198
Norfolk Southern Corp.	740	107,226
Old Dominion Freight Line, Inc.	115	15,128
Ryder System, Inc.	146	12,289
Saia, Inc.*	109	7,712
Schneider National, Inc. Class B	429	12,252
Union Pacific Corp.	1,991	266,993

Total Road & Rail		614,201

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc.*	184	12,416
Amkor Technology, Inc.*	1,450	14,573
Analog Devices, Inc.	452	40,242
Applied Materials, Inc.	3,827	195,636
Brooks Automation, Inc.	208	4,961
Cabot Microelectronics Corp.	83	7,809
Cirrus Logic, Inc.*	254	13,172
Entegris, Inc.	245	7,460
Integrated Device Technology, Inc.*	221	6,570
Intel Corp.	18,205	840,343
KLA-Tencor Corp.	566	59,470
Lam Research Corp.	626	115,228
Maxim Integrated Products, Inc.	615	32,152
Microchip Technology, Inc.	361	31,725
Micron Technology, Inc.*	6,702	275,586
Microsemi Corp.*	207	10,692
MKS Instruments, Inc.	197	18,617
Monolithic Power Systems, Inc.	57	6,405
NVIDIA Corp.	785	151,897
ON Semiconductor Corp.*	1,200	25,128
Power Integrations, Inc.	68	5,001
QUALCOMM, Inc.	4,165	266,643
Silicon Laboratories, Inc.*	69	6,093
Skyworks Solutions, Inc.	592	56,210
Teradyne, Inc.	629	26,336
Texas Instruments, Inc.	2,485	259,533
Ultra Clean Holdings, Inc.*	244	5,634
Versum Materials, Inc.	341	12,907
Xilinx, Inc.	491	33,103

Total Semiconductors & Semiconductor Equipment		2,541,542

Software - 3.7%
ACI Worldwide, Inc.*	247	5,599
Activision Blizzard, Inc.	980	62,054
Adobe Systems, Inc.*	551	96,557
ANSYS, Inc.*	101	14,907
Aspen Technology, Inc.*	159	10,526
Blackbaud, Inc.	55	5,197
CA, Inc.	1,228	40,868
Cadence Design Systems, Inc.*	267	11,166
CDK Global, Inc.	261	18,604
Citrix Systems, Inc.*	333	29,304
Electronic Arts, Inc.*	644	67,659
Ellie Mae, Inc.*	54	4,828
Fortinet, Inc.*	125	5,461
Intuit, Inc.	346	54,592
Manhattan Associates, Inc.*	229	11,345
Microsoft Corp.	15,693	1,342,379
MicroStrategy, Inc. Class A*	50	6,565
Oracle Corp.	11,177	528,449
Paycom Software, Inc.*	81	6,507
Pegasystems, Inc.	97	4,573
Qualys, Inc.*	87	5,163
Red Hat, Inc.*	135	16,213
SS&C Technologies Holdings, Inc.	305	12,346
Take-Two Interactive Software, Inc.*	88	9,661
Tyler Technologies, Inc.*	46	8,144
VMware, Inc. Class A*(a)	632	79,202

Total Software		2,457,869

Specialty Retail - 2.6%
Aaron’s, Inc.	211	8,408
Advance Auto Parts, Inc.	205	20,436
American Eagle Outfitters, Inc.	712	13,386
Asbury Automotive Group, Inc.*	162	10,368
AutoNation, Inc.*(a)	409	20,994
AutoZone, Inc.*	100	71,137
Bed Bath & Beyond, Inc.	1,397	30,720
Best Buy Co., Inc.	1,087	74,427
Burlington Stores, Inc.*	152	18,701
Caleres, Inc.	211	7,064
CarMax, Inc.*	582	37,324
Cato Corp. (The) Class A	236	3,757
Chico’s FAS, Inc.	758	6,686
Children’s Place, Inc. (The)	47	6,831
Dick’s Sporting Goods, Inc.	568	16,324
DSW, Inc. Class A	335	7,172
Floor & Decor Holdings, Inc. Class A*	120	5,842
Foot Locker, Inc.	707	33,144
GameStop Corp. Class A	1,079	19,368
Gap, Inc. (The)	1,442	49,114
Group 1 Automotive, Inc.	98	6,955
Home Depot, Inc. (The)	2,658	503,771
L Brands, Inc.	979	58,955
Lithia Motors, Inc. Class A	105	11,927
Lowe’s Cos., Inc.	2,356	218,967
Michaels Cos., Inc. (The)*	981	23,730
Monro, Inc.	124	7,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

Murphy USA, Inc.*	117	$9,402
O’Reilly Automotive, Inc.*	244	58,692
Office Depot, Inc.	4,895	17,328
Party City Holdco, Inc.*(a)	604	8,426
Penske Automotive Group, Inc.	439	21,006
Ross Stores, Inc.	924	74,151
Sally Beauty Holdings, Inc.*	746	13,995
Sleep Number Corp.*	145	5,451
Tiffany & Co.	282	29,314
TJX Cos., Inc. (The)	1,878	143,592
Tractor Supply Co.	377	28,181
Ulta Salon Cosmetics & Fragrance, Inc.*	122	27,286
Urban Outfitters, Inc.*	343	12,026
Williams-Sonoma, Inc.(a)	347	17,940
Winmark Corp.	50	6,470

Total Specialty Retail		1,765,830

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	16,205	2,742,372
Hewlett Packard Enterprise Co.	1,578	22,660
HP, Inc.	6,742	141,649
NCR Corp.*	430	14,616
NetApp, Inc.	641	35,460
Super Micro Computer, Inc.*	266	5,566
Western Digital Corp.	1,003	79,769
Xerox Corp.	1,043	30,404

Total Technology Hardware, Storage & Peripherals		3,072,496

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	143	16,801
Columbia Sportswear Co.	184	13,226
Hanesbrands, Inc.(a)	1,659	34,690
NIKE, Inc. Class B	3,657	228,745
Oxford Industries, Inc.	79	5,940
PVH Corp.	230	31,558
Ralph Lauren Corp.	53	5,496
Skechers U.S.A., Inc. Class A*	437	16,536
Steven Madden Ltd.*	189	8,826
Tapestry, Inc.	615	27,202
Under Armour, Inc. Class A*(a)	670	9,668
VF Corp.	886	65,564
Wolverine World Wide, Inc.	174	5,547

Total Textiles, Apparel & Luxury Goods		469,799

Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc.*(a)	382	11,422
Capitol Federal Financial, Inc.	677	9,079
Dime Community Bancshares, Inc.	400	8,380
Federal Agricultural Mortgage Corp. Class C	125	9,780
LendingTree, Inc.*(a)	14	4,766
Meta Financial Group, Inc.	68	6,300
MGIC Investment Corp.*	1,636	23,084
Nationstar Mortgage Holdings, Inc.*	691	12,783
New York Community Bancorp, Inc.	1,568	20,415
NMI Holdings, Inc. Class A*	493	8,381
Northwest Bancshares, Inc.	633	10,590
PennyMac Financial Services, Inc. Class A*	392	8,761
Provident Financial Services, Inc.	344	9,278
Radian Group, Inc.	918	18,920
TFS Financial Corp.	375	5,603
Walker & Dunlop, Inc.*	198	9,405
Washington Federal, Inc.	326	11,165
WSFS Financial Corp.	190	9,092

Total Thrifts & Mortgage Finance		197,204

Tobacco - 1.9%
Altria Group, Inc.	12,331	880,557
Philip Morris International, Inc.	3,728	393,863
Universal Corp.	100	5,250

Total Tobacco		1,279,670

Trading Companies & Distributors - 0.3%
Air Lease Corp.	515	24,766
Applied Industrial Technologies, Inc.	130	8,853
Fastenal Co.	604	33,033
GATX Corp.	198	12,308
GMS, Inc.*	135	5,081
HD Supply Holdings, Inc.*	407	16,292
Kaman Corp.	148	8,708
MSC Industrial Direct Co., Inc. Class A	161	15,562
Rush Enterprises, Inc. Class A*	128	6,504
SiteOne Landscape Supply, Inc.*	80	6,136
United Rentals, Inc.*	204	35,070
W.W. Grainger, Inc.	136	32,130
Watsco, Inc.	20	3,401
WESCO International, Inc.*	198	13,494

Total Trading Companies & Distributors		221,338

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	160	10,272

Water Utilities - 0.1%
American Water Works Co., Inc.	351	32,113
Aqua America, Inc.	253	9,925
SJW Group	136	8,681

Total Water Utilities		50,719

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	1,989	126,321
Telephone & Data Systems, Inc.	152	4,226
United States Cellular Corp.*	114	4,290

Total Wireless Telecommunication Services		134,837

TOTAL COMMON STOCKS (Cost: $52,190,831)		66,673,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Earnings Fund (EXT)

December 31, 2017

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%
United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(b) (Cost: $357,080)(c)	357,080	$357,080

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $52,547,911)		67,031,005
Other Assets less Liabilities - (0.4)%		(254,025)

NET ASSETS - 100.0%		$66,776,980

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(c)

At December 31, 2017, the total market value of the Fund’s securities on loan was $409,861 and the total market value of the collateral held by the Fund was $425,402. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68,322.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2017

Investments	Shares	Value

COMMON STOCKS - 100.0%

United Kingdom - 100.0%

Aerospace & Defense - 2.0%
BAE Systems PLC	23,169	$179,589
Meggitt PLC	6,123	39,940
QinetiQ Group PLC	1,912	5,977
Rolls-Royce Holdings PLC*	5,575	63,877
Senior PLC	3,037	10,711
Ultra Electronics Holdings PLC	411	7,489

Total Aerospace & Defense		307,583

Air Freight & Logistics - 0.5%
Royal Mail PLC	13,073	80,022

Airlines - 0.5%
easyJet PLC	3,982	78,861

Auto Components - 0.3%
GKN PLC	10,232	44,209

Banks - 6.1%
Barclays PLC	63,825	175,355
BGEO Group PLC	337	16,215
HSBC Holdings PLC	68,809	713,841
TBC Bank Group PLC	555	13,139

Total Banks		918,550

Beverages - 4.0%
Britvic PLC	1,999	22,039
Diageo PLC	15,699	578,703
Fevertree Drinks PLC	114	3,512

Total Beverages		604,254

Biotechnology - 0.1%
Abcam PLC	528	7,536
Genus PLC	203	6,950

Total Biotechnology		14,486

Building Products - 0.1%
James Halstead PLC	1,334	8,120
Polypipe Group PLC	1,425	7,580

Total Building Products		15,700

Capital Markets - 2.2%
Investec PLC	6,342	45,898
London Stock Exchange Group PLC	1,147	58,852
Man Group PLC	19,484	54,506
NEX Group PLC	5,703	46,790
Schroders PLC	1,748	83,140
Schroders PLC Non-Voting Shares	679	23,037
TP ICAP PLC	2,437	17,538

Total Capital Markets		329,761

Chemicals - 1.0%
Croda International PLC	584	34,950
Elementis PLC	5,399	21,041
Essentra PLC	2,499	17,900
Johnson Matthey PLC	1,006	41,846
Synthomer PLC	2,287	15,203
Victrex PLC	529	18,878

Total Chemicals		149,818

Commercial Services & Supplies - 0.9%
Aggreko PLC	2,021	21,844
Babcock International Group PLC	3,695	35,264
G4S PLC	10,972	39,629
HomeServe PLC	1,389	15,210
Rentokil Initial PLC	4,753	20,446

Total Commercial Services & Supplies		132,393

Construction & Engineering - 0.1%
Balfour Beatty PLC	2,039	8,192

Construction Materials - 0.1%
Ibstock PLC(a)	3,347	12,066

Containers & Packaging - 0.5%
DS Smith PLC	7,246	50,725
RPC Group PLC	2,046	24,398

Total Containers & Packaging		75,123

Distributors - 0.2%
Inchcape PLC	3,246	34,360

Diversified Telecommunication Services - 3.2%
BT Group PLC	119,644	439,742
Inmarsat PLC	5,774	38,335

Total Diversified Telecommunication Services		478,077

Electrical Equipment - 0.1%
Melrose Industries PLC	4,122	11,832

Electronic Equipment, Instruments & Components - 0.5%
Electrocomponents PLC	2,285	19,366
Halma PLC	879	14,982
Renishaw PLC	198	13,995
Spectris PLC	590	19,849

Total Electronic Equipment, Instruments & Components		68,192

Energy Equipment & Services - 0.2%
John Wood Group PLC	3,408	29,966

Equity Real Estate Investment Trusts (REITs) - 0.9%
Hammerson PLC	8,254	61,076
Safestore Holdings PLC	1,458	9,853
Segro PLC	7,164	56,887

Total Equity Real Estate Investment Trusts (REITs)		127,816

Food Products - 0.9%
Associated British Foods PLC	2,440	93,080
Tate & Lyle PLC	4,204	39,979

Total Food Products		133,059

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	3,823	66,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2017

Investments	Shares	Value

Health Care Providers & Services - 0.2%
Mediclinic International PLC(b)	1,854	$16,289
NMC Health PLC	257	10,030

Total Health Care Providers & Services		26,319

Hotels, Restaurants & Leisure - 2.7%
Carnival PLC	1,161	76,831
Compass Group PLC	10,042	217,349
InterContinental Hotels Group PLC	871	55,602
Merlin Entertainments PLC(a)	3,584	17,594
Millennium & Copthorne Hotels PLC	1,655	13,097
SSP Group PLC	1,606	14,838
Thomas Cook Group PLC	1,731	2,878

Total Hotels, Restaurants & Leisure		398,189

Household Products - 2.2%
PZ Cussons PLC	3,117	13,640
Reckitt Benckiser Group PLC	3,425	320,569

Total Household Products		334,209

Industrial Conglomerates - 0.4%
Smiths Group PLC	2,692	54,260

Insurance - 6.0%
Aviva PLC	44,955	308,017
Jardine Lloyd Thompson Group PLC	1,648	31,010
Old Mutual PLC	36,961	115,848
Prudential PLC	15,075	388,583
RSA Insurance Group PLC	6,408	54,828

Total Insurance		898,286

IT Services - 0.3%
Computacenter PLC	863	13,460
FDM Group Holdings PLC	642	8,107
Worldpay Group PLC(a)	3,180	18,326

Total IT Services		39,893

Life Sciences Tools & Services - 0.0%
Clinigen Group PLC	122	1,700

Machinery - 1.0%
Bodycote PLC	1,061	13,104
IMI PLC	2,205	39,761
Morgan Advanced Materials PLC	3,022	13,789
Rotork PLC	4,875	17,601
Spirax-Sarco Engineering PLC	216	16,421
Vesuvius PLC	2,182	17,238
Weir Group PLC (The)	1,228	35,267

Total Machinery		153,181

Marine - 0.1%
Clarkson PLC	216	8,360

Media - 2.6%
Ascential PLC	1,491	7,771
Cineworld Group PLC	1,855	15,081
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,037	24,506
Euromoney Institutional Investor PLC	669	11,810
Informa PLC	5,219	50,973
ITV PLC	63,004	141,054
Pearson PLC	14,144	140,821

Total Media		392,016

Metals & Mining - 8.5%
Antofagasta PLC	4,160	56,556
BHP Billiton PLC	18,033	371,401
Ferrexpo PLC	2,033	8,061
Fresnillo PLC	2,237	43,243
Hill & Smith Holdings PLC	459	8,314
Hochschild Mining PLC	1,126	4,021
Rio Tinto PLC	13,806	736,210
Vedanta Resources PLC	4,032	43,880

Total Metals & Mining		1,271,686

Multi-Utilities - 4.2%
Centrica PLC	80,876	150,213
National Grid PLC	39,930	472,688

Total Multi-Utilities		622,901

Oil, Gas & Consumable Fuels - 17.4%
BP PLC	119,162	842,574
James Fisher & Sons PLC	183	3,874
Royal Dutch Shell PLC Class A	26,507	889,262
Royal Dutch Shell PLC Class B	25,616	869,246

Total Oil, Gas & Consumable Fuels		2,604,956

Paper & Forest Products - 0.4%
Mondi PLC	2,219	57,964

Personal Products - 3.0%
Unilever PLC	8,095	451,763

Pharmaceuticals - 8.7%
AstraZeneca PLC	10,264	711,032
Dechra Pharmaceuticals PLC	256	7,259
GlaxoSmithKline PLC	32,296	577,779
Hikma Pharmaceuticals PLC(b)	939	14,404

Total Pharmaceuticals		1,310,474

Professional Services - 1.5%
Hays PLC	7,138	17,661
Intertek Group PLC	587	41,212
Pagegroup PLC	3,357	21,230
RELX PLC	5,659	133,124
RWS Holdings PLC	819	5,110

Total Professional Services		218,337

Real Estate Management & Development - 0.1%
Savills PLC	1,221	16,401

Road & Rail - 0.1%
National Express Group PLC	4,104	21,146

Software - 0.8%
AVEVA Group PLC	366	13,690
Fidessa Group PLC	385	13,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2017

Investments	Shares	Value

Micro Focus International PLC	1,172	$40,000
Sage Group PLC (The)	5,286	57,062
Sophos Group PLC(a)	391	3,015

Total Software		126,949

Specialty Retail - 0.8%
Dixons Carphone PLC	8,979	24,171
JD Sports Fashion PLC	808	3,675
Kingfisher PLC	18,103	82,699
SuperGroup PLC	590	15,779

Total Specialty Retail		126,324

Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	2,328	56,434
Coats Group PLC	4,119	4,967
Ted Baker PLC	232	8,508

Total Textiles, Apparel & Luxury Goods		69,909

Tobacco - 7.5%
British American Tobacco PLC	9,945	675,076
Imperial Brands PLC	10,528	450,894

Total Tobacco		1,125,970

Trading Companies & Distributors - 0.7%
Ashtead Group PLC	1,823	49,124
Bunzl PLC	1,519	42,576
Diploma PLC	362	6,107
SIG PLC	3,606	8,595

Total Trading Companies & Distributors		106,402

Transportation Infrastructure - 0.2%
BBA Aviation PLC	7,596	35,933

Wireless Telecommunication Services - 5.3%
Vodafone Group PLC	249,456	793,011

TOTAL COMMON STOCKS (Cost: $15,219,748)		14,987,469

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.32%(c) (Cost: $30,650)(d)	30,650	30,650

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $15,250,398)		15,018,119
Other Assets less Liabilities - (0.2)%		(29,580)

NET ASSETS - 100.0%		$14,988,539

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2017 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2017.
(d)	At December 31, 2017, the total market value of the Fund’s securities on loan was $29,156 and the total market value of the collateral held by the Fund was $30,650.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	1/3/2018	2,235,832	GBP	3,024,412	USD	$109	$—
Bank of America N.A.	1/3/2018	3,024,412	USD	2,231,429	GBP	5,847	—
Bank of America N.A.	2/2/2018	3,118,613	USD	2,303,300	GBP	—	(189)
Bank of Montreal	1/3/2018	1,703,474	GBP	2,304,316	USD	58	—
Bank of Montreal	1/3/2018	3,024,412	USD	2,231,360	GBP	5,940	—
Bank of Montreal	2/2/2018	2,376,089	USD	1,754,878	GBP	—	(118)
Barclays Bank PLC	1/3/2018	2,235,800	GBP	3,024,412	USD	67	—
Barclays Bank PLC	1/3/2018	3,024,412	USD	2,231,330	GBP	5,980	—
Barclays Bank PLC	2/2/2018	3,118,613	USD	2,303,331	GBP	—	(231)
Canadian Imperial Bank of Commerce	1/3/2018	2,304,316	USD	1,700,094	GBP	4,514	—
Citibank N.A.	1/3/2018	2,235,819	GBP	3,024,412	USD	91	—
Citibank N.A.	1/3/2018	3,024,412	USD	2,231,439	GBP	5,833	—
Citibank N.A.	2/2/2018	3,118,613	USD	2,303,281	GBP	—	(164)
Credit Suisse International	1/3/2018	2,235,807	GBP	3,024,412	USD	76	—
Credit Suisse International	2/2/2018	3,118,613	USD	2,303,351	GBP	—	(258)

						$28,515	$(960)

Currency Legend

GBP British pound

USD U.S. dollar

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2017, the Trust consisted of 88 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations

WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 29, 2015
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund” and also referred to herein as ‘‘Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund”) (formerly, WisdomTree Dividend ex-Financials Fund)	June 16, 2006
WisdomTree U.S. Earnings 500 Fund (“U.S. Earnings 500 Fund”) (formerly, WisdomTree Earnings 500 Fund)	February 23, 2007

Notes to Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”) (formerly, WisdomTree High Dividend Fund)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”) (formerly, WisdomTree LargeCap Dividend Fund)	June 16, 2006
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”) (formerly, WisdomTree MidCap Dividend Fund)	June 16, 2006
WisdomTree U.S. MidCap Earnings Fund (“U.S. MidCap Earnings Fund”) (formerly, WisdomTree MidCap Earnings Fund)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund”) (formerly, WisdomTree U.S. LargeCap Value Fund)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”) (formerly, WisdomTree SmallCap Dividend Fund)	June 16, 2006
WisdomTree U.S. SmallCap Earnings Fund (“U.S. SmallCap Earnings Fund”) (formerly, WisdomTree SmallCap Earnings Fund)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”) (formerly, WisdomTree Total Dividend Fund)	June 16, 2006
WisdomTree U.S. Total Earnings Fund (“U.S. Total Earnings Fund”) (formerly, WisdomTree Total Earnings Fund)	February 23, 2007
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investment of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Fund and Global ex-U.S. Hedged Real Estate Fund, which values foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based

Notes to Schedule of Investments (unaudited) (continued)

upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3

Common Stocks*	$52,419,535	$—	$—
Exchange-Traded Fund	135,429	—	—
Investment of Cash Collateral for Securities Loaned	—	109,725	—

Total	$52,554,964	$109,725	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2	—
Unrealized Depreciation on Foreign Currency Contracts	—	(5)	—

Total - Net	$52,554,964	$109,722	$—

Australia Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$38,894,116	$—	$—
Rights	—	7,053	—
Investment of Cash Collateral for Securities Loaned	—	1,646,767	—

Total	$38,894,116	$1,653,820	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3

Common Stocks
Food Products	$4,406,728	$—	$0	**
Real Estate Management & Development	12,490,748	—	55,459	**
Semiconductors & Semiconductor Equipment	1,429,374	—	0	**
Other*	143,052,115	—	—
Investment of Cash Collateral for Securities Loaned	—	2,156,272	—

Total	$161,378,965	$2,156,272	$55,459

Unrealized Depreciation on Foreign Currency Contracts	—	(63)	—

Total - Net	$161,378,965	$2,156,209	$55,459

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$43,973,110	$—	$—
Warrants*	10,880	—	0	**
Investment of Cash Collateral for Securities Loaned	—	444,885	—

Total	$43,983,990	$444,885	$0

Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—

Total - Net	$43,983,990	$444,882	$0

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3

Common Stocks
China	$5,068,097	$—	$10,722	**
India	1,511,244	6,808	—
Other*	9,324,507	—	—
Investment of Cash Collateral for Securities Loaned	—	115,025	—

Total	$15,903,848	$121,833	$10,722

Unrealized Depreciation on Foreign Currency Contracts	—	(19)	—

Total - Net	$15,903,848	$121,814	$10,722

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$1,999,187,283	$—	$—
Exchange-Traded Funds	68,402,794	—	—
Investment of Cash Collateral for Securities Loaned	—	15,438,947	—

Total	$2,067,590,077	$15,438,947	$—

Unrealized Appreciation on Foreign Currency Contracts	—	10,357	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,680)	—

Total - Net	$2,067,590,077	$15,438,624	$—

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks
India	$11,168,285	$114,804	$—
Other*	59,072,106	—	—
Investment of Cash Collateral for Securities Loaned	—	548,262	—

Total	$70,240,391	$663,066	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4	—
Unrealized Depreciation on Foreign Currency Contracts	—	0	—

Total - Net	$70,240,391	$663,070	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks
China	$319,121,889	$—	$1	**
Hong Kong	13,446,264	—	301,025	**
South Korea	133,539,883	—	2,312,913	**
Thailand	103,240,518	—	0	**
Other*	993,712,350	—	—
Rights	—	31,501	—
Warrants*	504,381	—	0	**
Exchange-Traded Fund	1,190,120	—	—
Investment of Cash Collateral for Securities Loaned	—	26,695,879	—

Total	$1,564,755,405	$26,727,380	$2,613,939

Unrealized Depreciation on Foreign Currency Contracts	—	(571)	—

Total - Net	$1,564,755,405	$26,726,809	$2,613,939

Europe Hedged Equity Fund	Level 1	Level 2	Level 3

Common Stocks*	$7,589,238,881	$—	$—
Investment of Cash Collateral for Securities Loaned	—	25,115,300	—

Total	$7,589,238,881	$25,115,300	$—

Unrealized Appreciation on Foreign Currency Contracts	—	24,570,567	—
Unrealized Depreciation on Foreign Currency Contracts	—	(62,912,527)	—

Total - Net	$7,589,238,881	$(13,226,660)	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3

Common Stocks*	$162,674,548	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,657,051	—

Total	$162,674,548	$2,657,051	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4,377	—
Unrealized Depreciation on Foreign Currency Contracts	—	(795,530)	—

Total - Net	$162,674,548	$1,865,898	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$59,151,266	$—	$—
Investment of Cash Collateral for Securities Loaned	—	317,212	—

Total	$59,151,266	$317,212	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$1,184,308,449	$—	$—
Exchange-Traded Fund	575,914	—	—
Investment of Cash Collateral for Securities Loaned	—	62,998,082	—

Total	$1,184,884,363	$62,998,082	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3

Common Stocks*	$104,944,370	$—	$—
Investment of Cash Collateral for Securities Loaned	—	6,989	—

Total	$104,944,370	$6,989	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,865	—
Unrealized Depreciation on Foreign Currency Contracts	—	(520,458)	—

Total - Net	$104,944,370	$(510,604)	$—

Notes to Schedule of Investments (unaudited) (continued)

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$7,968,740	$—	$—
Exchange-Traded Note	95,386	—	—
Investment of Cash Collateral for Securities Loaned	—	17,102	—

Total	$8,064,126	$17,102	$—

Unrealized Appreciation on Foreign Currency Contracts	—	19,201	—
Unrealized Depreciation on Foreign Currency Contracts	—	(63,662)	—

Total - Net	$8,064,126	$(27,359)	$—

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3

Common Stocks*	$2,807,155	$—	$—
Warrants	968	—	—
Exchange-Traded Note	1,148	—	—
Investment of Cash Collateral for Securities Loaned	—	9,386	—

Total	$2,809,271	$9,386	$—

Unrealized Appreciation on Foreign Currency Contracts	—	7,670	—
Unrealized Depreciation on Foreign Currency Contracts	—	(34,951)	—

Total - Net	$2,809,271	$(17,895)	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*
India	$1,339,162	$2,667	$—
Other*	63,275,982	—	—
Exchange-Traded Funds	113,238	—	—
Investment of Cash Collateral for Securities Loaned	—	1,346,623	—

Total	$64,728,382	$1,349,290	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3

Common Stocks*	$95,710,134	$—	$—
Warrants	17,467	—	—
Exchange-Traded Note	43,630	—	—
Investment of Cash Collateral for Securities Loaned	—	2,188,104	—

Total	$95,771,231	$2,188,104	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$95,771,231	$2,188,103	$—

Global High Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$103,343,776	$—	$—
Exchange-Traded Funds and Notes	369,508	—	—
Investment of Cash Collateral for Securities Loaned	—	444,353	—

Total	$103,713,284	$444,353	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(4)	—

Total - Net	$103,713,284	$444,349	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3

Common Stocks
Auto Components	$29,284,606	$1,697,694	$—
Chemicals	47,774,926	714,535	—
Hotels, Restaurants & Leisure	836,896	—	839	**
IT Services	283,688,962	3,795,843	—
Other*	1,441,509,300	—	—

Total	$1,803,094,690	$6,208,072	$839

Notes to Schedule of Investments (unaudited)(continued)

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3

Common Stocks*	$205,572,830	$—	$—
Exchange-Traded Fund	337,500	—	—
Investment of Cash Collateral for Securities Loaned	—	660,624	—

Total	$205,910,330	$660,624	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(13)	—

Total - Net	$205,910,330	$660,611	$—

International Equity Fund	Level 1	Level 2	Level 3

Common Stocks*	$904,297,062	$—	$—
Rights	—	6,357	—
Exchange-Traded Fund	569,799	—	—
Investment of Cash Collateral for Securities Loaned	—	8,538,210	—

Total	$904,866,861	$8,544,567	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$543,033,206	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,627,295	—

Total	$543,033,206	$4,627,295	$—

Unrealized Appreciation on Foreign Currency Contracts	—	918,514	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,949,457)	—

Total - Net	$543,033,206	$2,596,352	$—

International High Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$334,436,573	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,922,118	—

Total	$334,436,573	$1,922,118	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—

Total - Net	$334,436,573	$1,922,117	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$418,974,869	$—	$—
Rights	25,829	—	—
Exchange-Traded Fund	68,566	—	—
Investment of Cash Collateral for Securities Loaned	—	588,922	—

Total	$419,069,264	$588,922	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$262,149,418	$—	$—
Exchange-Traded Funds	38,276	—	—
Investment of Cash Collateral for Securities Loaned	—	2,967,234	—

Total	$262,187,694	$2,967,234	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$16,908,933	$—	$—
Investment of Cash Collateral for Securities Loaned	—	253,320	—

Total	$16,908,933	$253,320	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks
Australia	$242,834,554	$—	$0	**
Japan	487,947,573	451,405	—
Other*	1,116,836,293	—	—
Rights	—	81,615	—
Exchange-Traded Funds	563,367	—	—
Investment of Cash Collateral for Securities Loaned	—	86,834,826	—

Total	$1,848,181,787	$87,367,846	$0

Unrealized Depreciation on Foreign Currency Contracts	—	(1,264)	—

Total - Net	$1,848,181,787	$87,366,582	$0

Notes to Schedule of Investments (unaudited) (continued)

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3

Common Stocks*	$4,341,267	$—	$—
Investment of Cash Collateral for Securities Loaned	—	14,181	—

Total	$4,341,267	$14,181	$—

Unrealized Appreciation on Foreign Currency Contracts	—	49,099	—
Unrealized Depreciation on Foreign Currency Contracts	—	(639)	—

Total - Net	$4,341,267	$62,641	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3

Common Stocks*	$9,426,003,891	$—	$—
Investment of Cash Collateral for Securities Loaned	—	96,287,185	—

Total	$9,426,003,891	$96,287,185	$—

Unrealized Appreciation on Foreign Currency Contracts	—	78,802,904	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8,121,374)	—

Total - Net	$9,426,003,891	$166,968,715	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3

Common Stocks*	$27,163,150	$—	$—
Investment of Cash Collateral for Securities Loaned	—	265,368	—

Total	$27,163,150	$265,368	$—

Unrealized Appreciation on Foreign Currency Contracts	—	226,288	—
Unrealized Depreciation on Foreign Currency Contracts	—	(46,406)	—

Total - Net	$27,163,150	$445,250	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3

Common Stocks*	$3,672,961	$—	$—
Investment of Cash Collateral for Securities Loaned	—	18,220	—

Total	$3,672,961	$18,220	$—

Unrealized Appreciation on Foreign Currency Contracts	—	30,992	—
Unrealized Depreciation on Foreign Currency Contracts	—	(365)	—

Total - Net	$3,672,961	$48,847	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$14,414,191	$—	$—
Investment of Cash Collateral for Securities Loaned	—	39,489	—

Total	$14,414,191	$39,489	$—

Unrealized Appreciation on Foreign Currency Contracts	—	124,621	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,436)	—

Total - Net	$14,414,191	$162,674	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3

Common Stocks*	$4,572,769	$—	$—
Investment of Cash Collateral for Securities Loaned	—	31,452	—

Total	$4,572,769	$31,452	$—

Unrealized Appreciation on Foreign Currency Contracts	—	39,535	—
Unrealized Depreciation on Foreign Currency Contracts	—	(456)	—

Total - Net	$4,572,769	$70,531	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3

Common Stocks
Leisure Products	$3,471,772	$106,940	$—
Other*	226,854,024	—	—
Investment of Cash Collateral for Securities Loaned	—	10,636,205	—

Total	$230,325,796	$10,743,145	$—

Notes to Schedule of Investments (unaudited) (continued)

Unrealized Appreciation on Foreign Currency Contracts	—	1,917,923	—
Unrealized Depreciation on Foreign Currency Contracts	—	(22,892)	—

Total - Net	$230,325,796	$12,638,176	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$790,516,313	$—	$—
Exchange-Traded Fund	259,509	—	—
Investment of Cash Collateral for Securities Loaned	—	30,602,789	—

Total	$790,775,822	$30,602,789	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3

Common Stocks
Kuwait	$2,086,298	$—	$0	**
Other*	13,774,552	—	—

Total	$15,860,850	$—	$0

Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2)	—

Total - Net	$15,860,850	$1	$0

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3

Common Stocks*	$883,299,501	$—	$—
Exchange-Traded Funds	2,951,840	—	—
Investment of Cash Collateral for Securities Loaned	—	8,365,604	—

Total	$886,251,341	$8,365,604	$—

U.S. Earnings 500 Fund	Level 1	Level 2	Level 3

Common Stocks*	$168,446,443	$—	$—
Exchange-Traded Fund	238,114	—	—
Investment of Cash Collateral for Securities Loaned	—	414,341	—

Total	$168,684,557	$414,341	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$1,213,133,579	$—	$—
Exchange-Traded Fund	3,552,280	—	—
Investment of Cash Collateral for Securities Loaned	—	9,792,997	—

Total	$1,216,685,859	$9,792,997	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$2,041,619,788	$—	$—
Exchange-Traded Fund	7,660,555	—	—
Investment of Cash Collateral for Securities Loaned	—	570,548	—

Total	$2,049,280,343	$570,548	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$3,152,303,160	$—	$—
Exchange-Traded Fund	47,442	—	—
Investment of Cash Collateral for Securities Loaned	—	55,275,597	—

Total	$3,152,350,602	$55,275,597	$—

U.S. MidCap Earnings Fund	Level 1	Level 2	Level 3

Common Stocks*	$1,014,176,963	$—	$—
Exchange-Traded Fund	660,442	—	—
Investment of Cash Collateral for Securities Loaned	—	20,061,109	—

Total	$1,014,837,405	$20,061,109	$—

Notes to Schedule of Investments (unaudited)(continued)

U.S. Multifactor Fund	Level 1	Level 2	Level 3

Common Stocks*	$2,759,930	$—	$—
Investment of Cash Collateral for Securities Loaned	—	29,970	—

Total	$2,759,930	$29,970	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$1,992,977,578	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,180,972	—

Total	$1,992,977,578	$3,180,972	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3

Common Stocks*	$45,203,168	$—	$—
Exchange-Traded Funds	19,379	—	—
Investment of Cash Collateral for Securities Loaned	—	594,803	—

Total	$45,222,547	$594,803	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$2,060,789,780	$—	$—
Exchange-Traded Fund	3,845,661	—	—
Investment of Cash Collateral for Securities Loaned	—	130,132,302	—

Total	$2,064,635,441	$130,132,302	$—

U.S. SmallCap Earnings Fund	Level 1	Level 2	Level 3

Common Stocks*	$560,641,382	$—	$—
Exchange-Traded Fund	934,226	—	—
Investment of Cash Collateral for Securities Loaned	—	40,765,187	—

Total	$561,575,608	$40,765,187	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3

Common Stocks*	$110,015,726	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,824,965	—

Total	$110,015,726	$4,824,965	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3

Common Stocks*	$637,928,885	$—	$—
Exchange-Traded Fund	1,328,979	—	—
Investment of Cash Collateral for Securities Loaned	—	3,431,050	—

Total	$639,257,864	$3,431,050	$—

U.S. Total Earnings Fund	Level 1	Level 2	Level 3

Common Stocks*	$66,673,925	$—	$—
Investment of Cash Collateral for Securities Loaned	—	357,080	—

Total	$66,673,925	$357,080	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3

Common Stocks*	$14,987,469	$—	$—
Investment of Cash Collateral for Securities Loaned	—	30,650	—

Total	$14,987,469	$30,650	$—

Unrealized Appreciation on Foreign Currency Contracts	—	28,515	—
Unrealized Depreciation on Foreign Currency Contracts	—	(960)	—

Total - Net	$14,987,469	$58,205	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Notes to Schedule of Investments (unaudited)(continued)

There were no transfers between Level 1 and Level 2 fair value measurement levels during the period ended December 31, 2017.

During the period ended December 31, 2017, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended December 31, 2017 and open positions in such derivatives as of December 31, 2017 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2017 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2017, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2017, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended December 31, 2017, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver)	Foreign currency contracts (to receive)	Futures contracts (long)

Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$12,789	$—
Australia Dividend Fund
Foreign exchange contracts	—	8,925	—
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	12,246	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	1,002	5,987	—
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	20,330	3,009	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	1,483,786	544,433	—
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	23,132	45,470	—
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	2,255,646	1,037,252	—
Europe Hedged Equity Fund
Equity contracts	—	—	14,063,808[1]
Foreign exchange contracts	9,191,182,521	18,208,041,766	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	158,679,922	314,564,532	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	—	7,856	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	455,377	316,504	—

Notes to Schedule of Investments (unaudited)(continued)

Germany Hedged Equity Fund
Foreign exchange contracts	$119,706,126	$236,583,527	$—
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	6,347,018	12,719,892	—
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	2,731,894	5,481,379	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	9,303	128,656	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	7,328	20,134	—
Global High Dividend Fund
Foreign exchange contracts	14,059	7,793	—
India Earnings Fund (consolidated)
Foreign exchange contracts	—	156,055	—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	98,745	—
International Equity Fund
Foreign exchange contracts	396,800	189,369	—
International Hedged Quality Dividend Growth Fund
Equity contracts	—	—	2,006,341	[1]
Foreign exchange contracts	507,562,654	1,013,402,705	—
International High Dividend Fund
Foreign exchange contracts	37,379	128,038	—
International LargeCap Dividend Fund
Foreign exchange contracts	69,151	83,910	—
International MidCap Dividend Fund
Foreign exchange contracts	—	91,573	—
International Quality Dividend Growth Fund
Foreign exchange contracts	—	2,178	—
International SmallCap Dividend Fund
Foreign exchange contracts	169,878	809,094	—
Japan Hedged Capital Goods Fund
Foreign exchange contracts	9,794,112	17,144,803	—
Japan Hedged Equity Fund
Foreign exchange contracts	8,642,018,443	17,237,862,266	—
Japan Hedged Financials Fund
Foreign exchange contracts	33,017,315	60,454,831	—
Japan Hedged Health Care Fund
Foreign exchange contracts	4,869,789	9,617,024	—
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	13,171,822	26,562,635	—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Real Estate Fund
Foreign exchange contracts	$4,687,851	$9,226,979	$—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	151,902,234	306,267,182	—
Japan SmallCap Dividend Fund
Equity contracts	—	—	1,713,914[1]
Foreign exchange contracts	142	240,481	—
Middle East Dividend Fund
Foreign exchange contracts	—	25,015	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	16,117,080	31,801,279	—

[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (‘‘Forward Contract’’) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Futures Contracts - Europe Hedged Equity Fund, International Hedged Quality Dividend Growth Fund and Japan SmallCap Dividend Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Funds’ annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S.

Notes to Schedule of Investments (unaudited)(continued)

government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2017, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Asia Pacific ex-Japan Fund	$46,789,623	$7,826,819	$(1,951,756)	$5,875,063
Australia Dividend Fund	35,427,501	7,231,922	(2,111,487)	5,120,435
China ex-State-Owned Enterprises Fund	149,570,541	15,234,137	(1,214,045)	14,020,092
Emerging Markets Consumer Growth Fund	41,174,008	5,123,034	(1,868,170)	3,254,864
Emerging Markets ex-State-Owned Enterprises Fund	14,507,160	1,849,198	(319,974)	1,529,224
Emerging Markets High Dividend Fund	1,995,664,142	223,956,431	(136,591,872)	87,364,559
Emerging Markets Quality Dividend Growth Fund	61,617,369	10,688,503	(1,402,411)	9,286,092
Emerging Markets SmallCap Dividend Fund	1,377,240,843	268,146,149	(51,290,839)	216,855,310
Europe Hedged Equity Fund	7,068,053,454	1,120,299,861	(612,341,094)	507,958,767
Europe Hedged SmallCap Equity Fund	132,038,453	35,723,367	(3,221,374)	32,501,993
Europe Quality Dividend Growth Fund	54,930,026	5,509,518	(971,066)	4,538,452
Europe SmallCap Dividend Fund	1,112,884,208	196,145,999	(61,147,762)	134,998,237
Germany Hedged Equity Fund	91,091,746	18,082,072	(4,740,052)	13,342,020
Global ex-U.S. Hedged Dividend Fund	7,086,799	1,105,746	(155,778)	949,968
Global ex-U.S. Hedged Real Estate Fund	2,396,155	508,623	(113,402)	395,221
Global ex-U.S. Quality Dividend Growth Fund	59,272,959	7,662,221	(857,508)	6,804,713
Global ex-U.S. Real Estate Fund	91,672,566	13,104,681	(6,817,913)	6,286,768
Global High Dividend Fund	94,366,357	13,334,725	(3,543,449)	9,791,276
India Earnings Fund (consolidated)	1,278,399,985	576,713,434	(45,809,818)	530,903,616
International Dividend ex-Financials Fund	210,518,224	19,928,919	(23,876,202)	(3,947,283)
International Equity Fund	779,427,067	161,356,729	(27,372,368)	133,984,361
International Hedged Quality Dividend Growth Fund	467,574,213	88,957,786	(10,902,441)	78,055,345
International High Dividend Fund	314,548,199	41,540,074	(19,729,583)	21,810,491
International LargeCap Dividend Fund	371,186,685	64,511,518	(16,040,017)	48,471,501
International MidCap Dividend Fund	216,893,368	54,496,811	(6,235,251)	48,261,560
International Quality Dividend Growth Fund	14,943,404	2,383,176	(164,327)	2,218,849
International SmallCap Dividend Fund	1,520,575,900	458,854,529	(43,882,060)	414,972,469
Japan Hedged Capital Goods Fund	3,709,845	797,759	(103,696)	694,063
Japan Hedged Equity Fund	8,313,967,400	1,527,789,410	(248,784,204)	1,279,005,206
Japan Hedged Financials Fund	28,365,592	373,619	(1,130,811)	(757,192)
Japan Hedged Health Care Fund	3,624,324	372,487	(275,003)	97,484
Japan Hedged Quality Dividend Growth Fund	12,472,439	2,371,652	(267,226)	2,104,426
Japan Hedged Real Estate Fund	4,741,036	462,546	(560,282)	(97,736)
Japan Hedged SmallCap Equity Fund	203,140,031	41,598,811	(1,774,870)	39,823,941
Japan SmallCap Dividend Fund	669,021,808	159,992,124	(7,635,321)	152,356,803
Middle East Dividend Fund	16,033,342	990,526	(1,163,017)	(172,491)
U.S. Dividend ex-Financials Fund	813,902,183	116,030,437	(35,315,675)	80,714,762
U.S. Earnings 500 Fund	131,045,900	39,903,113	(1,850,115)	38,052,998
U.S. High Dividend Fund	1,145,220,370	126,600,696	(45,342,210)	81,258,486
U.S. LargeCap Dividend Fund	1,686,084,296	410,667,443	(46,900,848)	363,766,595
U.S. MidCap Dividend Fund	2,864,974,504	410,562,438	(67,910,743)	342,651,695
U.S. MidCap Earnings Fund	915,399,062	135,057,374	(15,557,922)	119,499,452
U.S. Multifactor Fund	2,561,710	241,822	(13,632)	228,190
U.S. Quality Dividend Growth Fund	1,767,070,546	242,307,880	(13,219,876)	229,088,004
U.S. Quality Shareholder Yield Fund	44,186,454	2,024,202	(393,306)	1,630,896

Notes to Schedule of Investments (unaudited)(continued)

U.S. SmallCap Dividend Fund	2,091,459,775	226,494,918	(123,186,950)	103,307,968
U.S. SmallCap Earnings Fund	546,254,846	72,586,630	(16,500,681)	56,085,949
U.S. SmallCap Quality Dividend Growth Fund	110,269,687	7,843,788	(3,272,784)	4,571,004
U.S. Total Dividend Fund	498,056,295	158,467,525	(13,834,906)	144,632,619
U.S. Total Earnings Fund	52,635,850	15,539,041	(1,143,886)	14,395,155
United Kingdom Hedged Equity Fund	15,567,409	1,010,939	(1,532,674)	(521,735)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended December 31, 2017 are as follows:

Fund	Value at 3/31/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2017	Dividend Income

Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$60,238	$1,091,104	$1,031,894	$9,421	$6,560	$135,429	$21,036
Emerging Markets High Dividend Fund
Global High Dividend Fund	$1,690,659	$10,787,819	$11,734,970	$33,540	$28,509	$805,557	$65,433
India Earnings Fund	—	34,103,183	2,147,871	88,015	1,788,314	33,831,641	34,014

Total	$1,690,659	$44,891,002	$13,882,841	$121,555	$1,816,823	$34,637,198	$99,447

Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$—	$23,905,884	$22,509,685	$(261,951)	$55,872	$1,190,120	$276,395
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$3,682,595	$8,361,071	$11,655,746	$269,054	$(81,060)	$575,914	$57,501
Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$4,452	$403,219	$366,919	$3,011	$1,814	$45,577	$2,688
International Equity Fund	6,664	603,715	550,337	6,400	1,219	67,661	2,342

Total	$11,116	$1,006,934	$917,256	$9,411	$3,033	$113,238	$5,030

Global High Dividend Fund
International High Dividend Fund	$45,756	$825,252	$841,014	$(9,105)	$374	$21,263	$10,197
U.S. High Dividend Fund	15,201	272,615	281,636	498	387	7,065	1,138

Total	$60,957	$1,097,867	$1,122,650	$(8,607)	$761	$28,328	$11,335

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$149,230	$5,229,534	$5,108,386	$35,552	$31,570	$337,500	$87,831
International Equity Fund
International Dividend ex-Financials Fund	$2,084,743	$9,884,001	$11,395,315	$12,121	$(15,751)	$569,799	$119,730
International High Dividend Fund
International LargeCap Dividend Fund	$—	$6,770,391	$6,702,697	$(67,694)	$—	$—	$78,747
International LargeCap Dividend Fund
International MidCap Dividend Fund	$864,125	$7,309,746	$8,232,787	$138,023	$(10,541)	$68,566	$95,233

Notes to Schedule of Investments (unaudited)(concluded)

International MidCap Dividend Fund
Australia Dividend Fund	$—	$1,449,160	$1,438,782	$8,009	$725	$19,112	$11,490
Japan Hedged Equity Fund	—	1,988,399	1,986,354	16,592	527	19,164	26,992

Total	$—	$3,437,559	$3,425,136	$24,601	$1,252	$38,276	$38,482

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$3,487,375	$15,580,663	$19,121,160	$432,300	$(68,361)	$310,817	$222,214
Japan SmallCap Dividend Fund	2,809,050	11,019,675	14,043,178	468,551	(1,548)	252,550	106,256

Total	$6,296,425	$26,600,338	$33,164,338	$900,851	$(69,909)	$563,367	$328,470

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$134,092	$23,571,013	$23,679,007	$194,697	$38,714	$259,509	$105,991
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$576,613	$7,172,835	$6,350,426	$75,130	$1,150	$1,475,302	$31,379
U.S. MidCap Dividend Fund	572,891	7,207,498	6,373,255	60,555	8,849	1,476,538	31,380

Total	$1,149,504	$14,380,333	$12,723,681	$135,685	$9,999	$2,951,840	$62,759

U.S. Earnings 500 Fund
U.S. High Dividend Fund	$196,920	$1,629,815	$1,612,043	$9,142	$14,280	$238,114	$11,676
U.S. High Dividend Fund
U.S. Total Dividend Fund	$2,766,798	$12,170,644	$11,679,616	$68,158	$226,296	$3,552,280	$86,606
U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$—	$25,798,365	$18,320,080	$60,275	$121,995	$7,660,555	$99,129
U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$106,150	$35,625,893	$36,211,638	$522,025	$5,012	$47,442	$129,745
U.S. MidCap Earnings Fund
U.S. MidCap Dividend Fund	$1,613,146	$1,649,357	$2,903,068	$245,002	$56,005	$660,442	$54,817
U.S. Quality Shareholder Yield Fund
U.S. Earnings 500 Fund	$145,505	$137,755	$281,484	$11,941	$(171)	$13,546	$1,716
U.S. MidCap Earnings Fund	62,851	58,753	119,718	3,712	235	5,833	490

Total	$208,356	$196,508	$401,202	$15,653	$64	$19,379	$2,206

U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$25,730,657	$21,065,146	$43,452,096	$874,355	$(372,401)	$3,845,661	$310,043
U.S. SmallCap Earnings Fund
U.S. MidCap Earnings Fund	$2,776,454	$268,729	$2,330,547	$151,559	$68,031	$934,226	$19,461
U.S. Total Dividend Fund
U.S. Total Earnings Fund	$47,084	$5,404,894	$4,232,345	$38,799	$70,547	$1,328,979	$13,857

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of December 31, 2017, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
China ex-State-Owned Enterprises Fund	48	$4,139	$41
Emerging Markets ex-State-Owned Enterprises Fund	798	25,416	111
Emerging Markets High Dividend Fund	19	862	5
Emerging Markets Quality Dividend Growth Fund	19	862	5
Emerging Markets SmallCap Dividend Fund	316	16,479	250
Europe Hedged Equity Fund	—	—	143	*
Europe SmallCap Dividend Fund	—	—	29	*
Global ex-U.S. Hedged Real Estate Fund	40,000	1,120,000	31,336
International Equity Fund	141	7,865	203
International High Dividend Fund	78	3,462	72
International Quality Dividend Growth Fund	503	15,437	80
International SmallCap Dividend Fund	304	23,347	399
Japan Hedged Equity Fund	111	6,586	127
Japan SmallCap Dividend Fund	33	2,654	22
U.S. Dividend ex-Financials Fund	30	2,652	19
U.S. Earnings 500 Fund	741	23,023	120
U.S. High Dividend Fund	24	1,748	39
U.S. LargeCap Dividend Fund	353	32,518	532
U.S. MidCap Dividend Fund	336	11,854	153
U.S. MidCap Earnings Fund	349	13,848	106
U.S. Quality Dividend Growth Fund	371	15,371	206
U.S. SmallCap Dividend Fund	165	4,793	95
U.S. SmallCap Earnings Fund	210	7,606	41
U.S. Total Dividend Fund	79	7,344	134

*	No shares were held in this Fund by WTAM at the end of the period.

As of December 31, 2017 approximately 82% of the International Quality Dividend Growth Fund was held by an affiliate Fund.

5. SUBSEQUENT EVENTS

At the recommendation of WTAM, after continued review of the product lineup and anticipated limited future prospect of investor demand, among other considerations, the Board of Trustees voted to close and liquidate the Global ex-U.S. Hedged Dividend Fund, Global ex-U.S. Hedged Real Estate Fund, Japan Hedged Capital Goods Fund, Japan Hedged Health Care Fund, Japan Hedged Real Estate Fund, and the United Kingdom Hedged Equity Fund (each a “Liquidating Fund” and collectively referred to herein as the “Liquidating Funds”).

After the close of business on March 16, 2018, the Liquidating Funds will no longer accept creation orders. The last day of secondary market trading of shares of the Liquidating Funds on their respective exchanges will be March 16, 2018. Shareholders may sell Liquidating Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. When a Liquidating Fund commences liquidation of its portfolio, which is anticipated to occur on or around March 16, 2018, but may occur before March 16, 2018, and at different times for each Liquidating Fund, each Liquidating Fund will be increasing its cash holdings and deviating from the investment objective and strategies stated in its prospectus.

It is anticipated that shareholders remaining in the Liquidating Funds after the last day of trading will have their shares redeemed automatically on or around March 23, 2018 and will receive cash through their broker or other applicable financial intermediary thereafter in an amount equal to the net asset value of their shares. This amount is expected to include any accrued capital gains and dividends. Shareholders remaining in a Liquidating Fund and that receive cash will not be charged any transaction fees by the Liquidating Fund. Whether a shareholder sells their shares or are automatically redeemed as described above, a shareholder will generally recognized a capital gain (or loss) equal to the amount they received above (or below) their adjusted cost basis in such shares.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 28, 2018

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	February 28, 2018

* Print the name and title of each signing officer under his or her signature.